UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary

Bridge Builder Trust

c/o 2020 East Financial Way

Glendora, CA 91741

(Name and address of agent for service)

414-287-3700

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: December 31, 2015

Item 1.	Reports to Stockholders.

TM
MUTU A L F U N D S
Semiannual Report
December 31, 2015
(Unaudited)
Bridge Builder Core Bond Fund
Bridge Builder Core Plus Bond Fund
Bridge Builder Municipal Bond Fund
Bridge Builder Large Cap Growth Fund Bridge Builder Large Cap Value Fund Bridge Builder Small/Mid Cap Growth Fund Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund

Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder funds semiannual report for the six-month period ended December 31, 2015. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder funds.

During the last six months, three additional funds were added to the Bridge Builder lineup: the Bridge Builder International Equity Fund, the Bridge Builder Core Plus Bond Fund, and the Bridge Builder Municipal Bond Fund. Additionally, the name of the Bridge Builder Bond Fund has been changed to the Bridge Builder Core Bond Fund.

Bridge Builder funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder fund uses a multi-manager structure, where several leading asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. These managers are selected by Olive Street Investment Advisers, LLC (“Olive Street”), an affiliate of Edward Jones. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics and to invest in high-quality strategies that have generally demonstrated a track record of success. We select managers we expect to use for the long term. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals. If you have any questions regarding your account please contact your Edward Jones financial advisor for additional information.

Sincerely,

William H. Broderick, III	Chairman, Bridge Builder Trust

William E. Fiala	Vice President, Olive Street Investment Advisers Principal, Edward Jones Investment Advisory

Semiannual Report • December 31, 2015	1

Bridge Builder Core Bond Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co., Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy which focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	Prudential Investment Management, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Fund Performance as of December 31, 2015

	6-Month (1)	1 Year	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	0.78%	0.86%	2.62%
Barclays Capital U.S. Aggregate Bond Index	0.65%	0.55%	2.48%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.39%*

Net Expense Ratio: 0.19%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Mortgage-Backed Obligations	34.1%
Corporate Bonds	29.1%
Government Related	21.1%
Asset-Backed Obligations	9.4%
Short-Term Investments	6.3%

2	Semiannual Report • December 31, 2015

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund is to provide total return (capital appreciation plus income).

Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities, U.S. corporate issuers, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Janus Capital Management, LLC applies a bottom-up fundamental approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if a security is an attractive investment opportunity and is consistent with Janus’ and the Fund’s investment policies.	Loomis, Sayles & Company, L.P. generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risk.	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

Fund Performance as of December 31, 2015

Since Inception (7/13/2015) (1)
Bridge Builder Core Plus Bond Fund	0.19%
Barclays Capital U.S. Aggregate Bond Index	0.99%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.44%*

Net Expense Ratio: 0.26%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Corporate Bonds	34.8%
Mortgage-Backed Obligations	27.4%
Government Related	24.3%
Asset-Backed Obligations	7.3%
Short-Term Investments	5.4%
Bank Loans	0.5%
Preferred Stock	0.3%

Semiannual Report • December 31, 2015	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund is to provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal.

Investment Strategy

The Fund invests under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from Federal income tax. Municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for Federal income tax purposes. Interest may be includable in taxable income for investors subject to the alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FIAM LLC, dba Fidelity Institutional Asset Management allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FIAM dba Fidelity Institutional Asset Management analyzes issuer credit quality, security-specific features, current and potential future valuation, and trading opportunities.	T. Rowe Price Associates Inc.’s investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various municipal securities.	Wells Capital Management starts its investment process with a top-down, macroeconomic outlook. WellsCap’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

Fund Performance as of December 31, 2015

Since Inception (9/14/2015) (1)
Bridge Builder Municipal Bond Fund	1.81%
Barclays Municipal 1-15 Year Index	1.95%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.48%*

Net Expense Ratio: 0.32%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Portfolio Characteristics***

Security Type Breakdown	(% of Investments)
General Obligation	30.6%
General Revenue	25.1%
Healthcare	12.4%
Transportation Utilities	11.5 8.7	% %
Education	7.8%
Housing	2.9%
Short-Term Investments	1.0%

Breakdown by State	(% of Net Assets)
New York	13.2%
Texas	9.4%
Illinois	8.3%
Pennsylvania Florida	7.4 6.9	% %
California	6.5%
Connecticut	4.2%
Virginia	4.1%
Michigan	3.4%
New Jersey	3.2%
Other	31.8%

4	Semiannual Report • December 31, 2015

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC, invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP, seeks to identify large-capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC, invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	William Blair Investment Management, LLC, invests primarily in a diversified portfolio of equity securities of domestic growth companies of all sizes that are expected to exhibit quality growth characteristics. William Blair performs fundamental company analysis and focuses on stock selection.	BlackRock Investment Management, LLC, invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

Fund Performance as of December 31, 2015

	6-Month (1)	Since Inception (4/27/2015) (1)
Bridge Builder Large Cap Growth Fund	2.27%	0.53%
Russell 1000® Growth Index	1.64%	-0.54%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.54%*

Net Expense Ratio: 0.37%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Information Technology	31.7%
Consumer Discretionary	19.3%
Healthcare	15.9%
Financials	7.9%
Industrials	7.9%
Consumer Staples	7.6%
Energy	3.5%
Short-Term Investments	3.0%
Materials	2.6%
Telecommunication Services	0.6%
Utilities	0.0%

Top Equity Holdings	(% of Net Assets)
Alphabet, Inc. – Class A	3.9%
Amazon.com, Inc.	3.2%
Apple, Inc.	2.9%
Facebook, Inc.	2.7%
Visa, Inc.	2.4%
Lowes Companies, Inc.	2.0%
Alphabet, Inc. – Class C	1.9%
Microsoft Corp.	1.9%
Red Hat, Inc.	1.8%
Bristol Myers Squibb Co.	1.8%

Semiannual Report • December 31, 2015	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect all three value characteristics: price/earnings and price/book ratios below the market, and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

Fund Performance as of December 31, 2015

	6-Month (1)	Since Inception (4/27/2015) (1)
Bridge Builder Large Cap Value Fund	-3.35%	-4.92%
Russell 1000® Value Index	-3.23%	-4.50%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.54%*

Net Expense Ratio: 0.40%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Financials	22.2%
Industrials	14.6%
Information Technology	12.7%
Healthcare	11.3%
Consumer Discretionary	11.0%
Energy	8.5%
Consumer Staples	7.7%
Materials	6.0%
Short-Term Investments	3.7%
Telecommunication Services	1.7%
Utilities	0.6%

Top Equity Holdings	(% of Net Assets)
Oracle Corp.	1.8%
Microsoft Corp.	1.7%
Citigroup, Inc.	1.6%
Wells Fargo & Co.	1.6%
Chevron Corp.	1.4%
Johnson & Johnson	1.4%
Medtronic Plc	1.4%
Merck & Co, Inc.	1.4%
United Technologies Corp.	1.4%
United Health Group, Inc.	1.3%

6	Semiannual Report • December 31, 2015

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 2500® Growth Index.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

Fund Performance as of December 31, 2015

	6-Month (1)	Since Inception (4/27/2015) (1)
Bridge Builder Small/Mid Cap Growth Fund	-5.47%	-5.85%
Russell 2500® Growth Index	-7.66%	-7.40%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.77%*

Net Expense Ratio: 0.49%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Information Technology	22.3%
Healthcare	18.6%
Consumer Discretionary	15.4%
Industrials	14.2%
Financials	12.4%
Consumer Staples	6.9%
Short-Term Investments	3.4%
Materials	3.2%
Energy	2.6%
Telecommunication Services	0.8%
Utilities	0.2%

Top Equity Holdings	(% of Net Assets)
SolarWinds, Inc.	1.6%
Rockwell Automation, Inc.	1.3%
Fortinet, Inc.	1.1%
Mettler – Toledo International, Inc.	1.1%
Workday, Inc.	1.0%
Casey’s General Stores, Inc.	1.0%
Core Laboratories	1.0%
The J.M. Smucker Co.	1.0%
IDEX Corp.	0.9%
Splunk, Inc.	0.9%

Semiannual Report • December 31, 2015	7

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund is to provide capital appreciation.

Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined as those whose market capitalizations typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom-up value-oriented investment process. Vaughan Nelson seeks companies that typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value, and/or having an attractive and sustainable dividend level.	Boston Partners primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partner’s strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small-capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 2500® Value Index.

Fund Performance as of December 31, 2015

	6-Month (1)	Since Inception (4/27/2015) (1)
Bridge Builder Small/Mid Cap Value Fund	-5.32%	-6.55%
Russell 2500® Value Index	-7.07%	-8.22%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.88%*

Net Expense Ratio: 0.69%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Financials	28.5%
Information Technology	15.7%
Industrials	14.1%
Consumer Discretionary	11.5%
Healthcare	9.1%
Materials	7.7%
Utilities	4.1%
Energy	3.3%
Consumer Staples	2.7%
Short-Term Investments	2.7%
Telecommunication Services	0.6%

Top Equity Holdings	(% of Net Assets)
Crown Holdings, Inc.	1.2%
Jarden Corp.	0.9%
Investors Bancorp, Inc.	0.9%
Fidelity National Information Services, Inc.	0.9%
SEI Investments Co.	0.8%
Reinsurance Group of America, Inc.	0.8%
Grand Canyon Education, Inc.	0.8%
Synchrony Financial	0.7%
VWR Corp.	0.7%
First Data Corp.	0.7%

8	Semiannual Report • December 31, 2015

Bridge Builder International Equity Fund

Fund Characteristics and Performance

Investment Objective

The investment objective of the Bridge Builder International Equity Fund is to provide capital appreciation.

Investment Strategy

The Fund will primarily invest in non-U.S. dollar denominated securities of large capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategy invests and reinvests in a portfolio of international equity securities whose total rates of return will approximate as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for equity securities traded outside the United States.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.	Manning & Napier Advisors, LLC uses a bottom up strategy focusing on individual security selection to choose stocks from companies outside the U.S. Manning & Napier uses fundamental analysis to look for companies trading at attractive valuations for strong strategic profiles, companies with competitive strength in rebounding industries, and businesses going through restructuring.	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Fund Performance as of December 31, 2015

Since Inception (7/06/2015) (1)
Bridge Builder International Equity Fund	-5.06%
MSCI EAFE Index	-4.86%

(1)	Cumulative return for all periods with less than 12 months of performance.

Gross Expense Ratio: 0.74%*

Net Expense Ratio: 0.49%**

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

Semiannual Report • December 31, 2015	9

Bridge Builder International Equity Fund (continued)

Fund Characteristics and Performance

Portfolio Characteristics***

Sector Breakdown	(% of Investments)
Consumer Discretionary	15.1%
Financials	14.9%
Consumer Staples	14.6%
Information Technology	12.9%
Healthcare	12.5%
Industrials	10.3%
Energy	5.3%
Short-Term Investments	4.5%
Telecommunication Services	4.4%
Materials	3.5%
Utilities	2.0%

Country Breakdown	(% of Investments)
Japan	18.6%
United Kingdom	17.7%
Switzerland	8.9%
Germany	6.5%
United States	5.9%
Hong Kong	4.6%
France	4.0%
Denmark	3.8%
Netherlands	3.5%
China	3.2%
Other	23.3%

Top Equity Holdings	(% of Net Assets)
Nestle SA	2.1%
Taiwan Semiconductor MFG Co. Ltd.	1.6%
Japan Tobacco, Inc.	1.2%
Roche Holdings AG	1.2%
Tesco Plc	1.1%
Novartis AG	1.1%
Baidu, Inc.	1.1%
Unilever Plc	1.0%
BP Plc	1.0%
ABB Ltd.	1.0%

10	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Fund Characteristics and Performance

Disclosures

*	The Gross Expense Ratio, per the Fund’s latest Prospectus, includes all categories of expenses before any expense reductions or fee waivers.
**	Olive Street Investment Advisers, LLC has contractually agreed, until at least October 28, 2016, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Adviser is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to reimbursement by the Fund.
***	Fund holdings, sector and portfolio exposure are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate, liquidity and reinvestment risk. Investments in asset-backed, mortgage-related and mortgage- backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in small and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging markets) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

Barclays Municipal 1-15 Year Index (1-17) is a subset of the Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Barclays Capital U.S. Aggregate Bond Index is a broad base index, maintained by Barclays Capital, and is often used to represent investment grade bonds being traded in United States.

Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East Index (EAFE) is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

The MSCI EM (Emerging Markets) is a market capitalization weighted index that is designed to measure the equity market performance of emerging market countries.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

Semiannual Report • December 31, 2015	11

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Continued)

The Russell 2500®Value Index includes the subset of companies in the Russell 2500 Index with lower price-to-book and lower forecasted growth.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

12	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) annual Edward Jones Advisory Solutions® program and administrative fees which are charged outside of the Funds. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015 except as noted below.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

For the Bridge Builder Core Plus Bond, Municipal Bond and International Equity Funds, the “Actual” line in the table is based on the periods from July 13, 2015, September 14, 2015 and July 6, 2015 (the inception dates of the Funds) to December 31, 2015, respectively.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect any annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher.

		Beginning account value	Ending account value	Annual Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$1,007.80	0.17%	$0.86
	Hypothetical	$1,000.00	$1,024.28		$0.87
Bridge Builder Core Plus Bond Fund
	Actual	$1,000.00	$1,001.90	0.22%	$1.03	**
	Hypothetical	$1,000.00	$1,024.03		$1.12
Bridge Builder Municipal Bond Fund
	Actual	$1,000.00	$1,018.10	0.26%	$0.77	***
	Hypothetical	$1,000.00	$1,023.83		$1.32
Bridge Builder Large Cap Growth Fund
	Actual	$1,000.00	$1,022.70	0.31%	$1.58
	Hypothetical	$1,000.00	$1,023.58		$1.58
Bridge Builder Large Cap Value Fund
	Actual	$1,000.00	$966.50	0.34%	$1.68
	Hypothetical	$1,000.00	$1,023.43		$1.73
Bridge Builder Small/Mid Cap Growth Fund
	Actual	$1,000.00	$945.30	0.47%	$2.30
	Hypothetical	$1,000.00	$1,022.77		$2.39
Bridge Builder Small/Mid Cap Value Fund
	Actual	$1,000.00	$946.80	0.54%	$2.64
	Hypothetical	$1,000.00	$1,022.42		$2.75
Bridge Builder International Equity Fund
	Actual	$1,000.00	$949.40	0.45%	$2.13	****
	Hypothetical	$1,000.00	$1,022.87		$2.29

Semiannual Report • December 31, 2015	13

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited) (Continued)

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Fund.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 171/366 (to reflect the period since the Fund’s inception on July 13, 2015). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.
***	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 108/366 (to reflect the period since the Fund’s inception on September 14,2015). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.
****	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 178/366 (to reflect the period since the Fund’s inception on July 6, 2015). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

14	Semiannual Report • December 31, 2015

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Various Securities (1) (2)	$995,850,699	$975,274,170	9.77%
Total Asset-Backed Obligations		$975,274,170	9.77%
Corporate Bonds
Basic Materials
Various Securities (2)	$130,831,000	$121,244,814	1.21%
Total Basic Materials		121,244,814	1.21%
Communications
Various Securities (2)	238,895,000	240,215,029	2.41%
Total Communications		240,215,029	2.41%
Consumer Cyclical
Various Securities (2)	158,387,937	160,353,380	1.61%
Total Consumer Cyclical		160,353,380	1.61%
Consumer Non-cyclical
Various Securities (2)	351,136,860	358,295,949	3.59%
Total Consumer Non-cyclical		358,295,949	3.59%
Diversified
Various Securities (2)	7,597,000	8,362,286	0.08%
Total Diversified		8,362,286	0.08%
Energy
Various Securities (2)	353,258,000	328,005,158	3.28%
Total Energy		328,005,158	3.28%
Financials
GE Capital International Funding Co, 2.34%, Nov. 2020 (Acquired 10/28/2013 through 7/28/2015, Cost $20,835,229) (2)	21,913,000	21,752,443	0.22%
Goldman Sachs Group, Inc., 5.75%, Jan. 2022	17,947,000	20,411,446	0.20%
Other Securities (2)	1,279,599,365	1,323,360,321	13.25%
Total Financials		1,365,524,210	13.67%
Industrials
Various Securities (2)	128,972,653	129,194,956	1.29%
Total Industrials		129,194,956	1.29%
Technology
Various Securities (2)	102,078,000	102,645,859	1.03%
Total Technology		102,645,859	1.03%
Utilities
Various Securities (2)	192,909,259	200,466,919	2.01%
Total Utilities		200,466,919	2.01%
Total Corporate Bonds		$3,014,308,560	30.18%
Government Related
U.S. Treasury
U.S. Treasury Bond, 2.50%, May 2024	$36,425,000	$37,218,009	0.37%
U.S. Treasury Bond, 2.75%, Nov. 2042	27,980,000	26,621,879	0.27%
U.S. Treasury Bond, 2.88%, Aug. 2045	33,845,000	32,807,177	0.33%
U.S. Treasury Bond, 2.88%, May 2043 (5)	25,625,000	24,932,664	0.25%
U.S. Treasury Bond, 3.00%, May 2045	36,990,000	36,750,083	0.37%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	15

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
U.S. Treasury Bond, 3.50%, Feb. 2039	$159,469,100	$176,053,408	1.76%
U.S. Treasury Bond, 4.75%, Feb. 2037	17,086,000	22,612,996	0.23%
U.S. Treasury Bond, 5.25%, Nov. 2028	30,240,500	39,515,654	0.40%
U.S. Treasury Inflation Indexed Bonds, 0.13%, Apr. 2020 (3)	72,951,985	71,969,540	0.72%
U.S. Treasury Note, 0.88%, Jan. 2018	28,425,000	28,298,964	0.28%
U.S. Treasury Note, 0.88%, Nov. 2017	70,063,000	69,866,964	0.70%
U.S. Treasury Note, 1.13%, Dec. 2019	27,570,000	27,050,967	0.27%
U.S. Treasury Note, 1.50%, Dec. 2018	24,330,000	24,444,132	0.24%
U.S. Treasury Note, 1.63%, Jun. 2020	90,901,000	90,549,940	0.91%
U.S. Treasury Note, 1.63%, Nov. 2020	57,210,000	56,885,791	0.57%
U.S. Treasury Note, 1.75%, Dec. 2020	22,855,000	22,836,602	0.23%
U.S. Treasury Note, 2.00%, Aug. 2025	26,015,000	25,364,209	0.25%
U.S. Treasury Note, 2.00%, Nov. 2022	48,035,000	47,772,825	0.48%
U.S. Treasury Note, 2.63%, Aug. 2020	60,309,000	62,669,555	0.63%
U.S. Treasury Note, 3.25%, Dec. 2016	20,315,000	20,801,707	0.21%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2018	21,739,000	21,053,656	0.21%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2019	22,357,000	21,099,083	0.21%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	25,243,000	23,195,591	0.23%
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	29,781,636	0.30%
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	52,555,972	0.53%
U.S. Treasury Strip Coupon, 0.00%, May 2019	20,278,000	19,278,132	0.19%
U.S. Treasury Strip Coupon, 0.00%, May 2020	39,615,000	36,579,342	0.37%
U.S. Treasury Strip Coupon, 0.00%, May 2023	33,770,000	28,580,564	0.29%
U.S. Treasury Note/Bond, 0.63%–8.75%, Oct. 2016–Feb. 2045	284,381,000	296,990,310	2.97%
U.S. Treasury Strip Coupon, 0.00%, Aug. 2016–May 2036	470,808,000	354,364,534	3.55%
Other Securities (3)	33,994,602	20,259,530	0.20%
Total U.S. Treasury		1,848,761,416	18.52%
Other Government Related
Federal Home Loan Banks, 0.50%, Sep. 2016	18,390,000	18,358,369	0.18%
Residual Funding Corp Principal Strip, 0.00%, Jul. 2020	36,899,000	33,718,675	0.34%
Other Securities (2)	287,067,000	291,462,510	2.92%
Total Other Government Related		343,539,554	3.44%
Total Government Related		$2,192,300,970	21.96%

Mortgage-Backed Obligations
Fannie Mae, 2.50%, Jan. 2028 (4)	$44,035,000	$44,373,664	0.45%
Fannie Mae, 3.00%, Aug. 2043	20,302,796	20,353,732	0.20%
Fannie Mae, 3.00%, Jan. 2043 (4)	21,380,000	21,372,562	0.21%
Fannie Mae, 3.00%, May 2043	27,698,568	27,771,238	0.28%
Fannie Mae, 3.09%, Apr. 2027	23,211,000	23,559,903	0.24%
Fannie Mae, 3.50%, Apr. 2045	18,945,775	19,555,135	0.20%
Fannie Mae, 3.50%, Jan. 2041 (4)	59,615,000	61,486,684	0.62%
Fannie Mae, 3.50%, Oct. 2033	19,235,422	20,105,471	0.20%
Fannie Mae, 4.00%, Jan. 2041(4)	60,405,000	63,903,090	0.64%
Fannie Mae, 4.00%, Jul. 2045	18,326,505	19,439,973	0.19%

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2015

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets
Mortgage-Backed Obligations – (continued)
Fannie Mae, 4.50%, Aug. 2040	$23,059,436	$24,964,490	0.25%
Freddie Mac, 3.00%, Jun. 2043	17,914,638	17,915,754	0.18%
Freddie Mac, 3.50%, Jan. 2042 (4)	26,515,000	27,285,579	0.27%
Freddie Mac, 3.50%, Jul. 2042	18,688,704	19,255,773	0.19%
Freddie Mac, 3.50%, May 2044	25,286,621	26,117,794	0.26%
Ginnie Mae, 3.00%, Jan. 2043 (4)	27,685,000	28,050,312	0.28%
Ginnie Mae, 3.50%, Jan. 2043 (4)	88,175,000	91,888,455	0.92%
Ginnie Mae, 3.50%, Jul. 2045	21,266,790	22,194,984	0.22%
Fannie Mae, 0.00%–1184.78%, Oct. 2016–Jul. 2051	132,489,824	116,031,286	1.16%
Fannie Mae, 0.53%–10.50%, Jun. 2016–Nov. 2048 (4)	988,386,799	1,031,557,166	10.33%
Freddie Mac, 0.89%–5.09%, Mar. 2019–Aug. 2025	242,318,028	113,703,934	1.14%
Freddie Mac, 2.50%–10.00%, Jul. 2016–Dec. 2045 (4)	292,366,155	306,181,419	3.07%
Ginnie Mae, 3.00%–8.50%, Mar. 2025–May 2063 (4)	148,461,196	156,954,161	1.57%
Ginnie Mae, 0.00%–38.28%, Nov. 2020–Nov. 2065	238,657,646	217,625,801	2.18%
Other Securities (1)(2)(6)	1,548,627,944	1,011,312,525	10.13%
Total Mortgage-Backed Obligations		$3,532,960,885	35.38%
Total Bonds & Notes (Cost: $9,699,643,187)		$9,714,844,585	97.29%
	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Portfolio – Class I, 0.12% (7)	329,401,553	$329,401,553	3.30%
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.11% (7)	329,018,348	329,018,348	3.29%
Total Money Market Funds		658,419,901	6.59%
	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Bills
U.S. Treasury Bill, 0.00%, Jun. 2016 (5)	$500,000	498,888	0.01%
Total U.S. Treasury Bills		498,888	0.01%
Total Short-Term Investments (Cost: $658,919,182)		$658,918,789	6.60%

TOTAL INVESTMENT IN SECURITIES (Cost: $10,358,562,369)		$10,373,763,374	103.89%
SECURITIES SOLD SHORT
Mortgage-Backed Obligations
Fannie Mae, 4.00%, 1/15/2041 (8)	$(76,000,000)	$(80,401,206)	-0.81%
Total Securities Sold Short (Proceeds Received: $80,518,438)		$(80,401,206)	-0.81%
LIABILITIES IN EXCESS OF OTHER ASSETS		(307,974,100)	-3.08%
TOTAL NET ASSETS		$9,985,388,068	100.00%

(1)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $17,577,056, which represents 0.18% of total net assets.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

(2)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $1,321,587,969, which represents 13.24% of total net assets. See Note 3(e) in the Notes to Financial Statements.

(3)	Includes inflation protected securities. The value of these securities totals $82,453,449, which represents 0.83% of total net assets.

(4)	Includes delayed delivery purchase commitment securities. The value of these securities totals $407,538,571, which represents 4.08% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $1,834,639, which represents 0.02% of total net assets. See Note 3(b) in the Notes to Financial Statements.

(6)	Includes securities in default. The value of these securities totals $5,025,871, which represents 0.05% of total net assets.

(7)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(8)	Delayed delivery sale commitment security. See Note 3(a) in the Notes to Financial Statements.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2,006	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2016	$436,446,449	$435,772,157	$(674,292)
251	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2016	29,757,694	29,698,398	(59,296)
(18)	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2016	(2,131,711)	(2,129,767)	1,944
63	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2016	7,930,318	7,932,093	1,775
(179)	U.S. Long Bond Future	J.P. Morgan	Mar. 2016	(27,815,091)	(27,521,251)	293,840
44	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2016	6,954,089	6,982,249	28,160

						$(407,869)

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2015

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets
BONDS & NOTES
Asset-Backed Obligations
Various Securities (1)	$169,329,526	$166,033,373	7.54%
Total Asset-Backed Obligations		$166,033,373	7.54%
Corporate Bonds
Basic Materials
Various Securities (1)	$24,873,000	$21,276,519	0.97%
Total Basic Materials		21,276,519	0.97%
Communications
CCO Safari II, LLC, 4.91%, Jul. 2025 (Acquired 07/13/2015 through 10/27/2015, Cost $2,007,958) (1)	7,598,000	7,590,531	0.34%
Other Securities (1)	68,854,000	68,431,924	3.11%
Total Communications		76,022,455	3.45%
Consumer Cyclical
Various Securities (1)	85,564,325	86,389,421	3.92%
Total Consumer Cyclical		86,389,421	3.92%
Consumer Non-cyclical
Actavis Funding SCS, 3.80%, Mar. 2025	6,359,000	6,327,110	0.29%
Other Securities (1)	94,971,000	95,598,605	4.34%
Total Consumer Non-cyclical		101,925,715	4.63%
Diversified
Various Securities	1,180,000	1,090,025	0.05%
Total Diversified		1,090,025	0.05%
Energy
Various Securities (1)	81,101,000	70,137,227	3.19%
Total Energy		70,137,227	3.19%
Financials
Various Securities (1)	324,368,000	328,490,849	14.92%
Total Financials		328,490,849	14.92%
Industrials
Various Securities (1)	47,107,400	46,939,260	2.13%
Total Industrials		46,939,260	2.13%
Technology
Various Securities (1)	34,275,000	32,880,192	1.49%
Total Technology		32,880,192	1.49%
Utilities
Various Securities (1)	31,070,000	31,576,685	1.44%
Total Utilities		31,576,685	1.44%
Total Corporate Bonds		$796,728,348	36.19%
Government Related
U.S. Treasury
U.S. Treasury Bond, 3.00%, May 2045	$31,203,000	$31,000,617	1.41%
U.S. Treasury Bond, 3.00%, Nov. 2045	28,996,000	28,854,268	1.31%
U.S. Treasury Bond, 3.13%, Aug. 2044	6,600,000	6,731,941	0.31%
U.S. Treasury Inflation Indexed Bond, 0.25%, Jan. 2025 (2)	6,647,473	6,334,178	0.29%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	19

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets
Government Related – (continued)
U.S. Treasury – (continued)
U.S. Treasury Inflation Indexed Bond, 0.38%, Jul. 2025 (2)	$9,848,773	$9,519,036	0.43%
U.S. Treasury Inflation Indexed Bond, 0.75%, Feb. 2045 (2)	20,306,251	17,629,785	0.80%
U.S. Treasury Note, 0.50%, Apr. 2017	8,117,000	8,074,540	0.37%
U.S. Treasury Note, 0.63%, May 2017	39,505,000	39,331,415	1.79%
U.S. Treasury Note, 0.63%, Jun. 2017	7,798,000	7,758,901	0.35%
U.S. Treasury Note, 0.63%, Jul. 2017	26,255,000	26,109,180	1.19%
U.S. Treasury Note, 0.75%, Oct. 2017	68,352,000	67,993,425	3.09%
U.S. Treasury Note, 0.88%, Jan. 2017	9,192,000	9,192,984	0.42%
U.S. Treasury Note, 1.00%, Dec. 2017	23,330,000	23,302,054	1.06%
U.S. Treasury Note, 1.00%, Sep. 2018	11,144,000	11,065,992	0.50%
U.S. Treasury Note, 1.38%, Sep. 2020	7,346,000	7,220,846	0.33%
U.S. Treasury Note, 1.38%, Oct. 2020	41,910,000	41,179,886	1.87%
U.S. Treasury Note, 1.50%, Aug. 2018	12,998,000	13,086,464	0.59%
U.S. Treasury Note, 1.50%, Nov. 2019	33,481,000	33,354,107	1.51%
U.S. Treasury Note, 1.63%, Jul. 2019	7,022,000	7,047,757	0.32%
U.S. Treasury Note, 1.63%, Nov. 2020	13,045,000	12,971,073	0.59%
U.S. Treasury Note, 1.75%, Dec. 2020	13,745,000	13,733,935	0.62%
U.S. Treasury Note, 2.00%, Aug. 2021	7,835,000	7,871,158	0.36%
U.S. Treasury Note, 2.25%, Nov. 2025	37,496,000	37,412,084	1.70%
U.S. Treasury Note/Bond, 0.25%-3.75%, Feb. 2016-Nov. 2045 (5)	43,778,000	44,384,254	2.01%
Other Securities (2)	4,724,548	4,663,866	0.20%
Total U.S. Treasury		515,823,746	23.42%
Other Government Related
Various Securities (1)	39,053,745	39,647,079	1.80%
Total Other Government Related		39,647,079	1.80%
Total Government Related		$555,470,825	25.22%

Mortgage-Backed Obligations
Fannie Mae, 3.00%, Jan. 2043 (3)	$21,670,000	$21,662,461	0.98%
Fannie Mae, 3.00%, Jun. 2045	7,730,339	7,738,372	0.35%
Fannie Mae, 3.00%, Jul. 2045	9,345,311	9,356,474	0.43%
Fannie Mae, 3.50%, Jan. 2041 (3)	31,635,000	32,628,219	1.48%
Fannie Mae, 3.50%, May 2033	18,378,891	19,250,291	0.87%
Fannie Mae, 3.50%, May 2045	6,455,944	6,669,652	0.30%
Fannie Mae, 4.00%, Jan. 2041 (3)	10,385,000	10,986,402	0.50%
Fannie Mae, 4.00%, Jan. 2042	6,217,147	6,594,532	0.30%
Fannie Mae, 4.50%, Jan. 2041	14,725,196	16,199,141	0.74%
Fannie Mae, 4.50%, Jan. 2041 (3)	7,300,000	7,881,747	0.36%
Fannie Mae, 4.50%, Nov. 2041	7,809,030	8,555,799	0.39%
Fannie Mae, 4.50%, Jun. 2044	7,187,646	7,780,405	0.35%
Freddie Mac, 3.50%, Jun. 2045	9,566,471	9,855,164	0.45%
Freddie Mac, 3.50%, Jul. 2045	8,432,357	8,684,537	0.39%
Freddie Mac, 3.50%, Aug. 2045	5,827,807	6,023,027	0.27%
Freddie Mac, 3.50%, Oct. 2045	9,132,686	9,426,987	0.43%
Freddie Mac, 4.00%, Sep. 2041	23,501,364	25,119,139	1.14%

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2015

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets
Mortgage-Backed Obligations – (continued)
Freddie Mac, 5.50%, Aug. 2041	$14,155,624	$15,974,167	0.74%
Ginnie Mae, 3.00%, Aug. 2045	7,832,710	7,946,762	0.36%
Ginnie Mae, 3.50%, Jan. 2043 (3)	10,590,000	11,035,994	0.50%
Ginnie Mae, 3.50%, Sep. 2042	7,677,464	8,025,107	0.37%
Ginnie Mae, 3.50%, Jul. 2045	11,863,631	12,381,422	0.56%
Ginnie Mae, 3.50%, Sep. 2045	6,294,323	6,569,040	0.30%
Ginnie Mae, 4.00%, Aug. 2045	6,044,737	6,421,367	0.29%
Ginnie Mae, 4.50%, May 2044	16,958,598	18,500,417	0.84%
Fannie Mae, 2.28%-6.50%, May 2018-Dec. 2045 (3)	92,571,899	98,192,913	4.46%
Freddie Mac, 2.50%-5.50%, Jul. 2030-Nov.2045	38,680,958	40,164,746	1.83%
Other Securities (1)(3)	187,743,198	188,341,641	8.55%
Total Mortgage-Backed Obligations		$627,965,925	28.53%
Total Bonds & Notes (Cost: $2,169,203,326)		$2,146,198,471	97.48%
BANK LOANS
Various Securities	$11,331,328	$11,043,319	0.51%
Total Bank Loans (Cost: $11,283,527)		$11,043,319	0.51%
	Shares	Value	Percentage of Net Assets
PREFERRED STOCKS
Financials
Various Securities	232,377	$6,373,608	0.31%
Total Preferred Stocks (Cost: $6,232,095)		$6,373,608	0.31%
	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Portfolio – Class I, 0.12% (4)	61,248,250	$61,248,250	2.78%
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.11% (4)	61,314,206	61,314,206	2.78%
Total Money Market Funds		122,562,456	5.56%
U.S. Treasury Bills	Principal Amount	Value	Percentage of Net Assets
U.S. Treasury Bill, 0.00%, Jan. 2016	$365,000	$364,999	0.02%
U.S. Treasury Bill, 0.00%, Feb. 2016	450,000	449,945	0.02%
Total U.S. Treasury Bills		814,944	0.04%
Total Short-Term Investments (Cost: $123,377,444)		$123,377,400	5.60%

TOTAL INVESTMENT IN SECURITIES (Cost: $2,310,096,392)		$2,286,992,798	103.90%
LIABILITIES IN EXCESS OF OTHER ASSETS		(85,778,378)	-3.90%
Total Net Assets		$2,201,214,420	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

(1)	Includes restricted securities as defined in Rule 144A under the Securities Act of 1933. The value of these securities totals $282,859,011, which represents 12.85% of total net assets. See Note 3(e) in the Notes to Financial Statements.

(2)	Inflation protected security or includes inflation protected securities. The value of these securities totals $38,146,865, which represents 1.73% of total net assets.

(3)	Includes delayed delivery securities. The value of these securities totals $89,752,501, which represents 4.08% of total net assets. See Note 3(a) in the Notes to Financial Statements.

(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Financial Statements.

(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $394,969, which represents 0.02% of total net assets.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(22)	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2016	$(4,785,996)	$(4,779,156)	$6,840
225	U.S. 5 Year Note Future	Citigroup	Mar. 2016	26,683,460	26,622,070	(61,390)
(151)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2016	(17,958,327)	(17,866,367)	91,960
(315)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2016	(39,779,077)	(39,660,469)	118,608
(103)	U.S. 10 Year Note Future	JP Morgan	Mar. 2016	(13,007,142)	(12,968,344)	38,798
148	U.S. Long Bond Future	Goldman Sachs	Mar. 2016	22,736,331	22,755,000	18,669
(38)	U.S. Long Bond Future	JP Morgan	Mar. 2016	(5,817,195)	(5,842,500)	(25,305)

						$188,180

Forward Foreign Currency Exchange Contracts

Over the Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 3/2/16*	HSBC	BRL	2,390,000	$603,078	$592,132	$(10,946)
Euro, Expiring 2/25/16	BNP Paribas	EUR	805,000	882,760	876,086	(6,674)
Indian Rupee, Expiring 1/13/16*	Goldman Sachs	INR	46,340,000	704,309	698,954	(5,355)
Mexican Peso, Expiring 1/8/16	Royal Bank of Scotland	MXN	16,765,000	1,008,148	972,181	(35,967)

				$3,198,295	$3,139,353	$(58,942)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 2/23/16	HSBC	AUD	(990,000)	$(706,685)	$(719,427)	$(12,742)
Brazilian Real, Expiring 3/2/16*	HSBC	BRL	(2,390,000)	(611,050)	(592,132)	18,918
Euro, Expiring 2/25/16	Bank of America	EUR	(1,435,000)	(1,526,410)	(1,561,718)	(35,308)
Mexican Peso, Expiring 1/8/16	Royal Bank of Scotland	MXN	(43,380,000)	(2,543,014)	(2,515,550)	27,464
Mexican Peso, Expiring 1/8/16	Royal Bank of Scotland	MXN	(12,640,000)	(760,328)	(732,978)	27,350
Polish Zloty, Expiring 2/25/16	BNP Paribas	PLN	(2,675,000)	(679,750)	(681,162)	(1,412)

				$(6,827,237)	$(6,802,967)	$24,270

				$(3,628,942)	$(3,663,614)	$(34,672)

*	Non-deliverable forward.

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2015

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value	Percentage of Net Assets
MUNICIPAL BONDS
Education
Palm Beach County School District, 5.00%, Aug. 2030	$4,520,000	$5,366,325	0.40%
School Board of Miami-Dade County, 5.00%, May 2031	5,000,000	5,789,950	0.44%
University of Michigan, 5.00%, Apr. 2017	5,220,000	5,498,383	0.41%
Virginia Public School Authority, 5.00%, Aug. 2021	6,000,000	7,117,980	0.54%
Virginia Public School Authority, 5.00%, Aug. 2017–Aug. 2027	12,345,000	14,413,361	1.09%
Other Securities	58,245,000	65,134,248	4.91%
Total Education		103,320,247	7.79%
General Obligation
City of New York NY, 5.00%, Aug. 2017	6,365,000	6,784,199	0.52%
City of New York NY, 5.00%, Aug. 2018	8,850,000	9,729,071	0.73%
City of New York NY, 5.00%, Aug. 2021	6,000,000	7,103,880	0.54%
City of Philadelphia PA, 2.00%, Aug. 2016	5,805,000	5,852,775	0.44%
City of Philadelphia PA, 5.00%, Aug. 2028	6,000,000	7,084,680	0.53%
Commonwealth of Massachusetts, 4.00%, Dec. 2017	6,015,000	6,374,156	0.48%
Commonwealth of Pennsylvania, 5.00%, Mar. 2023	9,970,000	11,934,389	0.90%
County of Fairfax VA, 5.00%, Oct. 2017	5,320,000	5,708,254	0.43%
County of Suffolk NY, 1.50%, Sep. 2016	7,500,000	7,537,350	0.57%
Cypress-Fairbanks Independent School District, 3.00%, Feb. 2040	9,000,000	9,351,150	0.71%
Cypress-Fairbanks Independent School District, 5.00%, Feb. 2021	4,720,000	5,539,534	0.42%
Metropolitan Government of Nashville & Davidson County TN, 5.00%, Jul. 2017	8,000,000	8,500,320	0.64%
State of California, 5.00%, Aug. 2017	5,000,000	5,333,350	0.40%
State of Connecticut, 5.00%, Aug. 2019	20,380,000	22,986,398	1.73%
State of Connecticut, 5.00%, Sep. 2022	5,725,000	6,852,825	0.52%
State of Connecticut, 5.00%, Aug. 2031	4,625,000	5,456,853	0.41%
State of Florida, 5.00%, Jun. 2017	5,635,000	5,970,170	0.45%
State of Illinois, 5.00%, Mar. 2028	5,000,000	5,331,850	0.40%
State of Maryland, 5.00%, Mar. 2020	6,000,000	6,926,100	0.52%
State of Texas, 5.00%, Oct. 2032	5,000,000	6,021,350	0.45%
State of Washington, 5.00%, Jul. 2031	5,000,000	5,973,800	0.45%
City of Chicago IL, 5.00%–5.25%, Jan. 2020–Jan. 2035 (2)	10,000,000	10,282,501	0.78%
City of Hartford CT, 5.00%, Apr. 2018–Jul. 2026	14,565,000	16,832,739	1.27%
Other Securities	191,675,000	213,947,936	16.14%
Total General Obligation		403,415,630	30.43%
General Revenue
California State Public Works Board, 4.00%, May 2017	11,315,000	11,802,903	0.90%
California State Public Works Board, 5.00%, May 2018	15,265,000	16,676,097	1.26%
Industrial Development Board of the City of Mobile Alabama, 1.63%, Jul. 2034	11,500,000	11,539,215	0.87%
Louisiana Public Facilities Authority, 5.00%, Jun. 2021	7,695,000	8,931,356	0.67%
New Jersey Economic Development Authority, 5.00%, Jun. 2025	5,000,000	5,480,500	0.41%
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.30%, Nov. 2022	6,000,000	6,000,000	0.45%
Texas Municipal Gas Acquisition & Supply Corp I, 6.25%, Dec. 2026	4,750,000	5,846,063	0.44%
Utah Transit Authority, 0.00%, Jun. 2035	16,935,000	6,795,677	0.51%
City of Chicago IL, 4.25%–5.00%, Jan. 2020–Jan. 2028 (2)	3,000,000	3,153,336	0.24%
Illinois Finance Authority, 4.00%–8.00%, May 2023–May 2047 (2)	1,895,000	2,055,297	0.16%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	23

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Principal Amount	Value	Percentage of Net Assets
General Revenue – (continued)
Indiana Finance Authority, 5.00%–6.00%, Dec. 2026–Jan. 2051 (2)	$9,070,000	$9,576,718	0.72%
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.24%–5.00%, Nov. 2018–Nov. 2029	12,900,000	14,319,413	1.08%
New York State Dormitory Authority, 5.00%, Mar. 2016–Mar. 2027 (2)	14,855,000	16,381,814	1.24%
State of Mississippi, 3.00%–5.00%, Oct. 2017–Oct. 2022	12,945,000	14,625,106	1.10%
Other Securities (1)	183,615,000	197,431,907	14.89%
Total General Revenue		330,615,402	24.94%
Healthcare
Butler County Hospital Authority, 0.13%, Oct. 2042	9,510,000	9,510,000	0.72%
Indiana Health Facility Financing Authority, 4.00%, Nov. 2027	8,000,000	8,371,440	0.63%
Michigan State Hospital Finance Authority, 1.40%, Nov. 2047	7,565,000	7,600,026	0.57%
Michigan State Hospital Finance Authority, 1.50%, Nov. 2047	6,000,000	6,045,300	0.46%
New York State Dormitory Authority, 5.00%, May 2024	4,870,000	5,835,867	0.44%
Illinois Finance Authority, 5.00%–5.50%, Feb. 2023–Nov. 2045 (2)	13,495,000	14,964,805	1.13%
Indiana Finance Authority, 5.00%, Sep. 2019–Mar. 2036 (2)	4,700,000	5,248,610	0.40%
New York State Dormitory Authority, 5.00%, Jul. 2022–Jul. 2025 (2)	1,000,000	1,199,503	0.09%
Other Securities (1)	96,765,000	104,152,879	7.85%
Total Healthcare		162,928,430	12.29%
Housing
Various Securities	37,345,000	38,283,508	2.89%
Total Housing		38,283,508	2.89%
Transportation
Chicago Transit Authority, 5.00%, Jun. 2026	8,275,000	9,280,164	0.71%
County of Miami-Dade FL Aviation Revenue, 5.25%, Oct. 2022	5,000,000	5,355,750	0.40%
Metropolitan Transportation Authority, 5.00%, Nov. 2029	10,000,000	11,978,800	0.90%
New York State Thruway Authority, 5.00%, May 2019	11,000,000	12,333,200	0.93%
North Texas Tollway Authority, 5.00%, Jan. 2045	5,000,000	5,573,950	0.42%
Texas Transportation Commission State Highway Fund, 5.00%, Oct. 2023	5,000,000	6,158,600	0.46%
Other Securities	91,505,000	100,937,580	7.62%
Total Transportation		151,618,044	11.44%
Utilities
City of Lakeland FL Department of Electric Utilities, 5.00%, Oct. 2017	5,200,000	5,569,200	0.42%
City Public Service Board of San Antonio TX, 3.00%, Dec. 2045	5,000,000	5,306,900	0.40%
New York City Water & Sewer System, 5.00%, Jun. 2031	6,075,000	7,249,298	0.55%
North Carolina Eastern Municipal Power Agency, 5.00%, Jan. 2026	5,000,000	5,583,800	0.42%
Piedmont Municipal Power Agency, 5.00%, Jan. 2017	13,185,000	13,715,828	1.04%
South Carolina State Public Service Authority, 5.00%, Dec. 2050	8,640,000	9,510,394	0.72%
Other Securities	61,865,000	67,528,734	5.09%
Total Utilities		114,464,154	8.64%
Total Municipal Bonds (Cost: $1,290,655,079)		$1,304,645,415	98.42%

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2015

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Fidelity Institutional Money Market Government Portfolio – Class I, 0.12%	6,922,753	$6,922,753	0.52%
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.11%	6,922,752	6,922,752	0.52%
Total Short-Term Investments (Cost: $13,845,505)		$13,845,505	1.04%

TOTAL INVESTMENT IN SECURITIES (Cost: $1,304,500,584)		$1,318,490,920	99.46%
OTHER ASSETS IN EXCESS OF LIABILITIES		7,076,722	0.54%
TOTAL NET ASSETS		$1,325,567,642	100.00%

(1)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $3,996,134, which represents 0.30% of total net assets.

(2)	Issuer includes securities in multiple catergories. The market value of the issuer as a whole is greater than 1% of the Fund’s Net Assets.

STATE	% of Net Assets
Alabama	1.42%
Alaska	0.36%
Arizona	0.78%
Arkansas	0.06%
California	6.47%
Colorado	0.52%
Connecticut	4.22%
Delaware	0.00%
District of Columbia	0.19%
Florida	6.96%
Georgia	0.96%
Guam	0.12%
Hawaii	0.18%
Idaho	0.24%
Illinois	8.26%
Indiana	2.70%
Iowa	0.14%
Kansas	0.37%
Kentucky	0.78%
Louisiana	1.89%
Maryland	2.52%
Massachusetts	2.66%
Michigan	3.40%
Minnesota	0.68%
Mississippi	1.18%
Missouri	0.59%
Nevada	0.76%

New Hampshire	0.19%
New Jersey	3.20%
New Mexico	0.34%
New York	13.20%
North Carolina	2.38%
North Dakota	0.04%
Ohio	1.86%
Oklahoma	0.31%
Oregon	0.40%
Pennsylvania	7.38%
Puerto Rico	0.16%
Rhode Island	0.10%
South Carolina	2.28%
South Dakota	0.36%
Tennessee	1.58%
Texas	9.41%
Utah	0.57%
Virgin Islands	0.25%
Virginia	4.09%
Washington	1.45%
West Virginia	0.07%
Wisconsin	0.39%

Total Municipal Bonds	98.42%

SHORT-TERM INVESTMENTS	1.04%

TOTAL INVESTMENTS IN SECURITIES	99.46%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.54%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	25

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Amazon.com, Inc. (1)	125,335	$84,712,673	3.23%
Lowe’s Companies	684,630	52,059,265	1.98%
Netflix, Inc. (1)	180,484	20,643,760	0.79%
Nike, Inc.	645,522	40,345,125	1.54%
Starbucks Corp.	663,990	39,859,320	1.52%
The Priceline Group, Inc. (1)	29,750	37,929,762	1.45%
Walt Disney Co.	317,522	33,365,212	1.27%
Other Securities (1)	3,906,016	196,151,745	7.47%
Total Consumer Discretionary		505,066,862	19.25%
Consumer Staples
Colgate Palmolive Co.	367,496	24,482,584	0.93%
Costco Wholesale Corp.	155,273	25,076,589	0.96%
Kellogg Co.	246,111	17,786,442	0.68%
Mondelez International, Inc.	629,722	28,236,734	1.08%
Procter & Gamble Co.	336,390	26,712,730	1.02%
Whole Foods Market, Inc.	561,698	18,816,883	0.72%
Other Securities (1)	807,392	58,043,649	2.20%
Total Consumer Staples		199,155,611	7.59%
Energy
Exxon Mobil Corp.	274,940	21,431,573	0.82%
Schlumberger Ltd	596,749	41,623,243	1.59%
Other Securities (1)	607,176	29,212,604	1.11%
Total Energy		92,267,420	3.52%
Financials
Bank of America Corp.	1,341,620	22,579,465	0.86%
Equinix, Inc.	68,295	20,652,408	0.79%
Intercontinental Exchange, Inc.	97,976	25,107,330	0.96%
State Street Corp.	344,920	22,888,891	0.87%
Wells Fargo & Co.	414,250	22,518,630	0.86%
Other Securities (1)	1,580,555	94,116,916	3.58%
Total Financials		207,863,640	7.92%
Healthcare
Amgen, Inc.	206,488	33,519,197	1.28%
Biogen, Inc. (1)	63,681	19,508,674	0.74%
BioMarin Pharmaceutical, Inc. (1)	194,194	20,343,763	0.78%
Bristol Myers Squibb Co.	667,447	45,913,679	1.75%
Cerner Corp. (1)	588,724	35,423,523	1.35%
Gilead Sciences, Inc.	178,445	18,056,850	0.69%
Johnson & Johnson	238,183	24,466,158	0.93%
Pfizer, Inc.	738,340	23,833,615	0.91%
Regeneron Pharmaceuticals, Inc. (1)	32,795	17,803,422	0.68%
Shire Plc – ADR	78,549	16,102,545	0.61%
Other Securities (1)	1,820,158	162,894,722	6.21%
Total Healthcare		417,866,148	15.93%

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2015

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
Industrials
Honeywell International, Inc.	211,456	$21,900,498	0.83%
TransDigm Group, Inc. (1)	94,404	21,566,594	0.82%
Union Pacific Corp.	306,266	23,950,001	0.91%
Verisk Analytics, Inc. (1)	279,939	21,521,710	0.82%
Other Securities (1)	1,672,214	118,753,335	4.54%
Total Industrials		207,692,138	7.92%
Information Technology
Adobe Systems, Inc. (1)	227,494	21,370,786	0.81%
Alphabet, Inc. – Class A (1)	131,553	102,349,550	3.90%
Alphabet, Inc. – Class C (1)	65,903	50,012,469	1.91%
Apple, Inc.	730,075	76,847,695	2.93%
ARM Holdings Plc – ADR	493,893	22,343,719	0.85%
Automatic Data Processing, Inc.	271,431	22,995,634	0.88%
Facebook, Inc. (1)	678,519	71,013,799	2.71%
Fleetcor Technologies, Inc. (1)	166,564	23,806,992	0.91%
Linkedin Corp. (1)	85,271	19,192,797	0.73%
MasterCard, Inc.	357,490	34,805,226	1.33%
Microsoft Corp.	889,519	49,350,514	1.88%
Red Hat, Inc. (1)	571,885	47,357,797	1.81%
Salesforce.com, Inc. (1)	459,296	36,008,806	1.37%
Visa, Inc.	806,660	62,556,483	2.38%
Other Securities (1)	4,843,425	190,005,975	7.23%
Total Information Technology		830,018,242	31.63%
Materials
Ecolab, Inc.	237,291	27,141,345	1.03%
Monsanto Co.	348,272	34,311,757	1.31%
Other Securities (1)	104,447	6,971,791	0.27%
Total Materials		68,424,893	2.61%
Telecommunication Services
Various Securities (1)	212,712	15,144,427	0.58%
Total Telecommunication Services		15,144,427	0.58%
Utilities
Various Securities (1)	3,171	117,335	0.00	%(2)
Total Utilities		117,335	0.00	%(2)
Total Common Stocks (Cost:$2,487,098,875)		$2,543,616,716	96.95%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	27

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.18%	38,770,238	$38,770,238	1.48%
JPMorgan U.S. Government Money Market Fund – Class I, 0.12%	38,770,238	38,770,238	1.48%
Total Short-Term Investments (Cost: $77,540,476)		$77,540,476	2.96%

TOTAL INVESTMENT IN SECURITIES (Cost: $2,564,639,351)		$2,621,157,192	99.91%
OTHER ASSETS IN EXCESS OF LIABILITIES		2,319,131	0.09%
TOTAL NET ASSETS		$2,623,476,323	100.00%

ADR—American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
5	E-Mini NASDAQ 100 Index Futures	Morgan Stanley	Mar. 2016	$462,441	$458,775	$(3,666)
13	E-Mini S&P 500 Index Futures	Morgan Stanley	Mar. 2016	1,331,040	1,323,010	(8,030)

						$(11,696)

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2015

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
McDonald’s Corp.	146,913	$17,356,302	0.81%
Nike, Inc.	243,234	15,202,125	0.71%
Royal Caribbean Cruises Ltd.	156,210	15,810,014	0.73%
Time Warner, Inc.	267,790	17,317,979	0.80%
TJX Companies, Inc.	259,101	18,372,852	0.85%
Other Securities (1)	3,263,995	152,955,629	7.11%
Total Consumer Discretionary		237,014,901	11.01%
Consumer Staples
Coca Cola Co.	388,286	16,680,767	0.78%
Colgate Palmolive Co.	275,049	18,323,764	0.85%
Costco Wholesale Corp.	102,430	16,542,445	0.77%
CVS Health Corp.	238,909	23,358,133	1.09%
Walgreen Boots Alliance, Inc.	175,672	14,959,349	0.70%
Other Securities (1)	1,121,580	75,901,224	3.51%
Total Consumer Staples		165,765,682	7.70%
Energy
Apache Corp.	456,053	20,280,677	0.94%
Chevron Corp.	341,401	30,712,434	1.43%
Devon Energy Corp.	533,885	17,084,320	0.79%
Exxon Mobil Corp.	275,375	21,465,481	1.00%
Schlumberger Ltd.	214,803	14,982,509	0.70%
Other Securities (1)	4,282,761	79,405,965	3.69%
Total Energy		183,931,386	8.55%
Financials
ACE Ltd.	163,596	19,116,193	0.89%
Alleghany Corp. (1)	32,851	15,700,478	0.73%
American Express Co.	286,140	19,901,037	0.92%
Bank of America Corp.	1,076,979	18,125,557	0.84%
Berkshire Hathaway, Inc.–Class B (1)	177,004	23,371,608	1.09%
Capital One Financial Corp.	212,947	15,370,514	0.71%
Citigroup, Inc.	680,286	35,204,800	1.64%
JPMorgan Chase & Co.	299,641	19,785,295	0.92%
Marsh & McLennan Companies, Inc.	301,878	16,739,135	0.78%
PNC Financial Services Group, Inc.	270,590	25,789,933	1.20%
The Chubb Corp.	168,809	22,390,826	1.04%
Wells Fargo & Co.	612,820	33,312,895	1.55%
Other Securities (1)	8,070,300	214,008,304	9.95%
Total Financials		478,816,575	22.26%
Healthcare
Cardinal Health, Inc.	294,551	26,294,568	1.22%
Johnson & Johnson	297,234	30,531,876	1.42%
Medtronic Plc	389,280	29,943,418	1.39%
Merck & Co., Inc.	556,127	29,374,628	1.37%
Pfizer, Inc.	505,652	16,322,447	0.76%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	29

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
Healthcare – (continued)
UnitedHealth Group, Inc.	230,465	$27,111,903	1.26%
Other Securities (1)	1,248,304	82,539,583	3.83%
Total Healthcare		242,118,423	11.25%
Industrials
General Dynamics Corp.	118,512	16,278,808	0.76%
Honeywell International, Inc.	246,848	25,566,047	1.19%
Jacobs Engineering Group, Inc. (1)	383,734	16,097,641	0.75%
Lockheed Martin Corp.	74,976	16,281,038	0.76%
Union Pacific Corp.	309,906	24,234,649	1.13%
United Parcel Service, Inc.	203,459	19,578,860	0.91%
United Technologies Corp.	302,123	29,024,957	1.35%
Other Securities (1)	4,611,648	167,231,600	7.76%
Total Industrials		314,293,600	14.61%
Information Technology
Accenture Plc	153,965	16,089,342	0.75%
Apple, Inc.	144,659	15,226,806	0.71%
Automatic Data Processing, Inc.	191,321	16,208,715	0.75%
Microsoft Corp.	655,660	36,376,017	1.69%
Oracle Corp.	1,070,648	39,110,771	1.82%
QUALCOMM, Inc.	399,781	19,983,053	0.93%
Samsung Electronic Co. Ltd.	24,010	25,608,641	1.19%
Other Securities (1)	2,662,038	104,289,902	4.84%
Total Information Technology		272,893,247	12.68%
Materials
Goldcorp, Inc.	1,827,324	21,123,865	0.98%
Praxair, Inc.	146,696	15,021,670	0.70%
The Mosaic Co.	634,574	17,507,897	0.81%
Other Securities (1)	6,012,635	76,268,275	3.55%
Total Materials		129,921,707	6.04%
Telecommunication Services
Various Securities (1)	1,157,959	36,679,342	1.70%
Total Telecommunication Services		36,679,342	1.70%
Utilities
Various Securities (1)	294,662	12,865,159	0.60%
Total Utilities		12,865,159	0.60%
Total Common Stocks (Cost: $2,210,445,238)		$2,074,300,022	96.40%

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2015

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.18%	39,799,225	$39,799,225	1.85%
JPMorgan U.S. Government Money Market Fund – Class I, 0.12%	39,799,226	39,799,226	1.85%
Total Short-Term Investments (Cost: $79,598,451)		$79,598,451	3.70%

TOTAL INVESTMENT IN SECURITIES (Cost: $2,290,043,689)		$2,153,898,473	100.10%
OTHER LIABILITIES IN EXCESS OF ASSETS		(2,113,386)	-0.10%
TOTAL NET ASSETS		$2,151,785,087	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
20	E-Mini S&P 500 Index Futures	Morgan Stanley	Mar. 2016	$2,046,964	$2,035,400	$(11,564)

						$(11,564)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	31

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Advance Auto Parts, Inc.	82,420	$12,405,034	0.89%
Buffalo Wild Wings, Inc. (1)	68,023	10,859,872	0.78%
Cabela’s, Inc. (1)	188,682	8,817,110	0.63%
CarMax, Inc. (1)	185,548	10,014,026	0.72%
Ross Stores, Inc.	231,340	12,448,405	0.89%
Signet Jewelers Ltd.	71,000	8,781,990	0.63%
Tractor Supply Co.	114,290	9,771,795	0.70%
TripAdvisor, Inc. (1)	99,400	8,473,850	0.61%
Other Securities (1)	3,659,990	133,789,506	9.58%
Total Consumer Discretionary		215,361,588	15.43%
Consumer Staples
Casey’s General Stores, Inc.	115,397	13,899,569	1.00%
Flowers Foods, Inc.	539,679	11,597,702	0.83%
McCormick & Co, Inc.	111,500	9,539,940	0.68%
The J. M. Smucker Co.	109,000	13,444,060	0.96%
Treehouse Foods, Inc. (1)	130,787	10,261,548	0.73%
Other Securities (1)	879,123	37,125,189	2.67%
Total Consumer Staples		95,868,008	6.87%
Energy
Core Laboratories	124,405	13,527,800	0.97%
Other Securities(1)	2,004,380	22,750,037	1.63%
Total Energy		36,277,837	2.60%
Financials
Allied World Assurance Company Holdings, AG.	284,500	10,580,555	0.76%
Commerce Bancshares, Inc.	217,875	9,268,402	0.66%
Cullen/Frost Bankers, Inc.	141,500	8,490,000	0.61%
Endurance Specialty Holdings Ltd.	171,500	10,974,285	0.79%
Jones Lang LaSalle, Inc.	67,995	10,869,681	0.78%
Northern Trust Corp.	139,500	10,056,555	0.72%
Signature Bank (1)	65,449	10,037,913	0.72%
Other Securities (1)	2,690,068	102,159,257	7.31%
Total Financials		172,436,648	12.35%
Healthcare
Alkermes Plc (1)	118,398	9,398,433	0.68%
Centene Corp. (1)	144,746	9,525,734	0.68%
Cepheid (1)	268,625	9,812,871	0.70%
Laboratory Corp. of America Holdings (1)	70,000	8,654,800	0.62%
MEDNAX, Inc. (1)	128,749	9,226,154	0.66%
Mettler-Toledo International, Inc. (1)	43,424	14,726,381	1.05%
Parexel International Corp. (1)	148,069	10,086,461	0.72%
Sirona Dental Systems, Inc. (1)	76,534	8,385,831	0.60%
St. Jude Medical, Inc.	202,500	12,508,425	0.90%

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2015

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
Healthcare – (continued)
Other Securities (1)	3,597,669	$167,713,209	12.01%
Total Healthcare		260,038,299	18.62%
Industrials
Alaska Air Group, Inc.	116,259	9,360,012	0.67%
Dover Corp.	160,000	9,809,600	0.70%
IDEX Corp.	169,435	12,980,415	0.93%
Rockwell Automation, Inc.	172,880	17,739,217	1.27%
W.W. Grainger, Inc.	42,000	8,508,780	0.61%
Other Securities (1)	3,001,664	139,728,239	10.01%
Total Industrials		198,126,263	14.19%
Information Technology
Alliance Data Systems Corp. (1)	38,535	10,657,625	0.76%
Aspen Technology, Inc. (1)	240,925	9,097,328	0.65%
Check Point Software Technologies Ltd. (1)	104,400	8,496,072	0.61%
FEI Co.	124,295	9,917,498	0.71%
Fortinet, Inc. (1)	482,307	15,033,509	1.08%
IPG Photonics Corp. (1)	105,199	9,379,543	0.67%
Mercadolibre, Inc.	75,900	8,678,406	0.62%
PTC, Inc. (1)	269,663	9,338,430	0.67%
Red Hat, Inc. (1)	152,860	12,658,336	0.91%
SolarWinds, Inc. (1)	386,347	22,755,838	1.63%
Splunk, Inc. (1)	216,221	12,715,957	0.91%
WEX, Inc. (1)	133,622	11,812,185	0.85%
Workday, Inc. (1)	181,000	14,422,080	1.03%
Other Securities (1)	4,230,153	156,556,807	11.21%
Total Information Technology		311,519,614	22.31%
Materials
Berry Plastics Group, Inc. (1)	314,263	11,370,035	0.81%
Other Securities (1)	573,927	33,352,213	2.39%
Total Materials		44,722,248	3.20%
Telecommunication Services
SBA Communications Corp. (1)	94,790	9,959,585	0.71%
Other Securities (1)	66,439	1,238,611	0.09%
Total Telecommunication Services		11,198,196	0.80%
Utilities
Various Securities (1)	53,277	2,480,302	0.18%
Total Utilities		2,480,302	0.18%
Total Common Stocks (Cost: $1,415,930,431)		$1,348,029,003	96.55%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	33

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.18%	23,544,698	$23,544,698	1.68%
JPMorgan U.S. Government Money Market Fund – Class I, 0.12%	23,544,698	23,544,698	1.69%
Total Short-Term Investments (Cost: $47,089,396)		$47,089,396	3.37%

TOTAL INVESTMENT IN SECURITIES (Cost: $1,463,019,827)		$1,395,118,399	99.92%
OTHER ASSETS IN EXCESS OF LIABILITIES		1,115,710	0.08%
TOTAL NET ASSETS		$1,396,234,109	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
3	E-Mini NASDAQ 100 Index Futures	Morgan Stanley	Mar. 2016	$276,700	$275,265	$(1,435)
9	E-Mini Russell 2000 Index Futures	Morgan Stanley	Mar. 2016	1,021,809	1,018,350	(3,459)
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Mar. 2016	139,809	139,350	(459)

						$(5,353)

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2015

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
CST Brands, Inc.	105,909	$4,145,278	0.51%
Gildan Activewear, Inc.	162,975	4,631,749	0.57%
Grand Canyon Education, Inc. (1)	153,475	6,157,417	0.76%
Jarden Corp. (1)	130,050	7,428,456	0.91%
Newell Rubbermaid, Inc.	89,233	3,933,391	0.48%
Servicemaster Global Holdings, Inc. (1)	112,725	4,423,329	0.54%
Tenneco, Inc. (1)	107,036	4,914,023	0.60%
Other Securities (1)	1,472,339	58,182,430	7.15%
Total Consumer Discretionary		93,816,073	11.52%
Consumer Staples
Rite Aid Corp. (1)	534,503	4,190,504	0.51%
Other Securities (1)	347,272	17,404,557	2.13%
Total Consumer Staples		21,595,061	2.64%
Energy
Various Securities (1)	1,304,144	26,950,743	3.31%
Total Energy		26,950,743	3.31%
Financials
Ares Capital Corp.	387,750	5,525,438	0.68%
Arthur J. Gallagher & Co.	139,234	5,700,240	0.70%
Boston Properties, Inc.	30,717	3,917,646	0.48%
Equity Residential	53,491	4,364,331	0.54%
Fifth Third Bancorp	207,290	4,166,529	0.51%
First American Financial Corp.	133,212	4,782,311	0.59%
Investors Bancorp, Inc.	593,738	7,386,101	0.91%
Nasdaq OMX Group, Inc.	91,764	5,337,912	0.65%
PacWest Bancorp	134,737	5,807,165	0.71%
Raymond James Financial, Inc.	88,686	5,141,127	0.63%
Reinsurance Group of America, Inc.	80,071	6,850,074	0.84%
SEI Investments Co.	130,827	6,855,335	0.84%
Synchrony Financial (1)	198,975	6,050,830	0.74%
TD Ameritrade Holding Corp.	142,022	4,929,584	0.60%
Other Securities (1)	5,087,913	154,809,240	18.99%
Total Financials		231,623,863	28.41%
Healthcare
Amsurg Corp. (1)	62,490	4,749,240	0.57%
Analogic Corp.	62,700	5,179,020	0.64%
Catalent, Inc. (1)	187,425	4,691,248	0.58%
Community Health Systems, Inc. (1)	165,317	4,385,860	0.54%
Endo International Plc (1)	76,050	4,655,781	0.57%
HCA Holdings, Inc. (1)	81,500	5,511,845	0.68%
VWR Corp. (1)	212,786	6,023,972	0.74%
Other Securities (1)	884,157	39,147,233	4.80%
Total Healthcare		74,344,199	9.12%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	35

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
Industrials
Equifax, Inc.	39,905	$4,444,220	0.55%
HD Supply Holdings, Inc. (1)	150,075	4,506,752	0.55%
Robert Half International, Inc.	89,359	4,212,383	0.52%
Towers Watson & Co.	33,081	4,249,585	0.52%
Wabco Holdings, Inc. (1)	44,670	4,567,954	0.56%
Other Securities (1)	2,688,835	93,059,851	11.41%
Total Industrials		115,040,745	14.11%
Information Technology
Activision Blizzard, Inc.	120,396	4,660,529	0.57%
Avago Technologies Ltd.	37,010	5,372,002	0.66%
Broadridge Financial Solutions, Inc.	76,050	4,086,167	0.50%
Fidelity National Information Services, Inc.	116,328	7,049,477	0.86%
First Data Corp. (1)	366,375	5,869,328	0.72%
Global Payments, Inc.	63,224	4,078,580	0.50%
NCR Corp. (1)	163,252	3,993,144	0.49%
Sabre Corp.	164,350	4,596,870	0.56%
Total Systems Services, Inc.	93,611	4,661,828	0.57%
Western Digital Corp.	66,870	4,015,544	0.49%
Other Securities (1)	2,522,595	79,543,913	9.76%
Total Information Technology		127,927,382	15.68%
Materials
Avery Dennison Corp.	80,830	5,064,808	0.62%
Constellium (1)	543,275	4,183,218	0.51%
Crown Holdings, Inc. (1)	191,514	9,709,760	1.19%
Graphic Packaging Holding Co.	368,368	4,726,161	0.58%
Packaging Corporation of America	80,042	5,046,648	0.62%
WestRock Co.	85,927	3,919,990	0.48%
Other Securities (1)	880,975	29,821,001	3.66%
Total Materials		62,471,586	7.66%
Telecommunication Services
Various Securities (1)	229,829	5,200,999	0.64%
Total Telecommunication Services		5,200,999	0.64%
Utilities
Various Securities (1)	861,635	33,223,623	4.07%
Total Utilities		33,223,623	4.07%
Total Common Stocks (Cost: $846,603,658)		$792,194,274	97.16%

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2015

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.18%	10,962,435	$10,962,435	1.34%
JPMorgan U.S. Government Money Market Fund – Class I, 0.12%	10,962,435	10,962,435	1.35%
Total Short-Term Investments (Cost: $21,924,870)		$21,924,870	2.69%

TOTAL INVESTMENT IN SECURITIES (Cost: $868,528,528)		$814,119,144	99.85%
OTHER ASSETS IN EXCESS OF LIABILITIES		1,242,698	0.15%
TOTAL NET ASSETS		$815,361,842	100.00%

(1)	Non-income producing security or includes securities that are non-income producing.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2	E-Mini Russell 2000 Index Futures	Morgan Stanley	Mar. 2016	$226,689	$226,300	$(389)
2	E-Mini S&P 400 Index Futures	Morgan Stanley	Mar. 2016	277,734	278,700	966

						$577

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	37

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary
Carnival Plc	262,455	$14,951,121	0.68%
Ctrip.com International, Ltd. – ADR (1)	321,417	14,891,250	0.68%
Galaxy Entertainment Group Ltd.	4,579,000	14,347,483	0.66%
Industria de Diseno Textil SA	422,675	14,520,709	0.66%
Sumitomo Electric Industries Ltd.	924,900	13,060,357	0.60%
Toyota Motor Corp.	274,900	16,928,073	0.77%
Other Securities (1)	15,322,721	241,292,031	11.04%
Total Consumer Discretionary		329,991,024	15.09%
Consumer Staples
Japan Tobacco, Inc.	731,700	26,863,466	1.23%
Kao Corp.	384,700	19,769,251	0.90%
Nestle SA	609,773	45,266,653	2.07%
Reckitt Benckiser Group Plc	149,425	13,825,831	0.63%
Tesco Plc (1)	11,023,936	24,222,773	1.11%
Unilever Plc – ADR	522,453	22,409,269	1.02%
Other Securities (1)	23,970,303	165,163,955	7.56%
Total Consumer Staples		317,521,198	14.52%
Energy
BG Group Plc	1,243,609	18,027,263	0.82%
BP Plc	4,088,315	21,245,810	0.97%
Royal Dutch Shell Plc – Class A	855,781	19,517,963	0.89%
Total SA	294,020	13,181,397	0.60%
Other Securities (1)	4,249,842	43,238,692	1.99%
Total Energy		115,211,125	5.27%
Financials
ACE Ltd.	122,125	14,270,306	0.65%
BNP Paribas SA	234,388	13,261,117	0.61%
Daito Trust Construction Co. Ltd.	110,500	12,763,908	0.58%
Hargreaves Lansdown Plc	632,451	14,040,889	0.64%
Investment AB Kinnevik	449,158	13,834,643	0.63%
MS&AD Insurance Group Holdings, Inc.	436,400	12,797,288	0.59%
Nomura Holdings, Inc.	2,318,300	12,913,059	0.59%
Royal Bank of Scotland Group Plc (1)	3,193,998	14,197,604	0.65%
Sumitomo Mitsui Financial Group, Inc.	419,700	15,839,918	0.72%
Sumitomo Mitsui Trust Holdings, Inc.	3,770,000	14,278,240	0.65%
United Overseas Bank Ltd.	1,225,500	16,895,742	0.77%
Other Securities (1)	34,753,278	168,854,242	7.73%
Total Financials		323,946,956	14.81%
Healthcare
AstraZeneca Plc	215,561	14,560,661	0.67%
Fresenius Medical Care AG & Co.	156,954	13,189,632	0.60%
Novartis AG – ADR	275,346	23,685,064	1.08%
Novo Nordisk A/S – ADR	259,460	15,069,437	0.69%
Novo Nordisk A/S – Class B	304,459	17,627,631	0.81%

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2015

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
Healthcare – (continued)
Roche Holding AG	92,962	$25,760,552	1.18%
Sysmex Corp.	220,900	14,169,561	0.65%
Takeda Pharmaceutical Co. Ltd.	259,400	12,933,546	0.59%
Other Securities (1)	9,871,460	135,743,821	6.20%
Total Healthcare		272,739,905	12.47%
Industrials
ABB Ltd.	1,173,411	20,942,588	0.96%
CK Hutchison Holdings Ltd.	977,500	13,139,485	0.60%
East Japan Railway Co.	153,200	14,426,223	0.66%
Other Securities (1)	12,959,587	176,634,526	8.07%
Total Industrials		225,142,822	10.29%
Information Technology
Alibaba Group Holding Ltd. – ADR (1)	244,296	19,853,936	0.91%
Baidu, Inc. – ADR (1)	123,223	23,294,076	1.06%
Infineon Technologies AG	1,001,764	14,604,508	0.67%
Lenovo Group Ltd.	12,842,000	12,960,063	0.59%
Nokia Corp.	2,102,112	14,871,515	0.68%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,551,641	35,299,833	1.61%
Tencent Holdings Ltd.	1,038,800	20,339,690	0.93%
Other Securities (1)	7,635,252	140,125,309	6.41%
Total Information Technology		281,348,929	12.86%
Materials
Bayer AG	104,507	13,051,989	0.60%
Novozymes A/S	315,942	15,126,952	0.69%
Other Securities (1)	6,479,950	46,961,088	2.14%
Total Materials		75,140,029	3.43%
Telecommunication Services
Nippon Telegraph & Telephone Corp.	383,000	15,242,679	0.70%
Vodafone Group Plc	4,097,904	13,288,626	0.61%
Other Securities (1)	8,053,204	67,210,087	3.07%
Total Telecommunication Services		95,741,392	4.38%
Utilities
National Grid Plc	916,202	12,635,954	0.58%
Other Securities (1)	3,762,331	31,678,418	1.44%
Total Utilities		44,314,372	2.02%
Total Common Stocks (Cost:$2,231,419,356)		$2,081,097,752	95.14%
PREFERRED STOCKS
Consumer Discretionary
Volkswagen AG	1,218	$175,855	0.01%
Financials
Shinkin Central Bank	4	7,503	0.00	%(2)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	39

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2015 (Unaudited) (Continued)

	Shares	Value	Percentage of Net Assets
Healthcare
Grifols SA – Class B	882	$28,583	0.00	%(2)
Total Preferred Stocks (Cost: $290,324)		$211,941	0.01%
RIGHTS
Financials
Ascendas Real Estate Investment Trust (1)	480	$21	0.00	%(2)
Ubi Banca SPA (1)	7,853	—	0.00	%(2)
Total Rights (Cost: $23)		$21	0.00%
SHORT-TERM INVESTMENTS
Money Market Funds
Goldman Sachs Financial Square Government Fund – Class I, 0.18%	49,497,470	$49,497,470	2.26%
JPMorgan U.S. Government Money Market Fund – Class I, 0.12%	49,497,470	49,497,470	2.26%
Total Short-Term Investments (Cost: $98,994,940)		$98,994,940	4.52%

TOTAL INVESTMENT IN SECURITIES (Cost: $2,330,704,643)		$2,180,304,654	99.67%
OTHER ASSETS IN EXCESS OF LIABILITIES		7,224,952	0.33%
TOTAL NET ASSETS		$2,187,529,606	100.00%

ADR—American Depository Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

COUNTRY	% of Net Assets
Australia	2.60%
Austria	0.01%
Belgium	0.57%
Bermuda	0.38%
Brazil	0.75%
Canada	1.24%
Chile	0.20%
China	3.16%
Denmark	3.83%
Finland	1.01%
France	4.00%
Germany	6.38%
Greece	0.03%
Hong Kong	4.57%
India	0.66%
Indonesia	0.48%
Ireland	1.63%
Israel	0.20%
Italy	0.53%
Japan	18.64%
Luxembourg	0.01%
Mexico	0.86%

Netherlands	3.51%
Netherlands Antilles	0.40%
New Zealand	0.01%
Norway	0.19%
Philippines	0.11%
Portugal	0.24%
Republic of Korea	1.27%
Singapore	1.14%
South Africa	0.90%
Spain	2.18%
Sweden	2.74%
Switzerland	8.91%
Taiwan, Province of China	2.04%
Thailand	0.68%
United Kingdom	17.74%
United States	1.34%
Other (individually each country is less than 0.005%)	0.01%

Total Country	95.15%

SHORT-TERM INVESTMENTS	4.52%

TOTAL INVESTMENTS IN SECURITIES	99.67%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.33%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2015 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets:
Investments, at value (1)	$10,373,763,374	$2,286,992,798	$1,318,490,920	$2,621,157,192
Cash	171,504	7,316	—	—
Receivable for investments sold	206,658,115	32,072,299	—	2,262,520
Receivable for fund shares sold	20,830,882	4,045,594	3,472,033	4,844,137
Receivable for forward foreign currency exchange contracts	—	18,847	—	—
Dividend and interest receivable	49,882,345	12,685,139	13,989,033	1,768,527
Tax reclaim receivable	—	18,255	—	42,438
Variation margin on futures contracts	30,927	—	—	—
Deposits at broker for futures	—	—	—	80,260
Prepaid expenses and other assets	247,497	192,110	134,477	329,421
Total Assets	$10,651,584,644	$2,336,032,358	$1,336,086,463	$2,630,484,495

Liabilities:
Securities sold short, at value (2)	$80,401,206	$—	$—	$—
Payable for investments purchased	570,236,331	129,807,217	7,177,230	2,274,727
Payable for fund shares redeemed	13,257,187	4,308,575	2,927,560	3,793,213
Payable to Custodian	—	—	—	14,332
Variation margin on futures contracts	—	67,695	—	16,426
Payable to Adviser	994,529	298,272	202,471	615,675
Payable to Trustees	84,642	14,200	13,624	24,230
Payable for forward foreign currency exchange contracts	—	53,519	—	—
Accrued expenses and other liabilities	1,222,681	268,460	197,936	269,569
Total Liabilities	$666,196,576	$134,817,938	$10,518,821	$7,008,172
Net Assets	$9,985,388,068	$2,201,214,420	$1,325,567,642	$2,623,476,323

Net Assets Consist of:
Capital stock	$9,994,158,488	$2,232,024,727	$1,311,738,421	$2,607,523,977
Undistributed (distribution in excess of) net investment income	(18,963,579)	(4,357,030)	(529,951)	729,777
Accumulated net realized gain/(loss)	(4,717,209)	(3,498,792)	368,836	(41,283,576)
Net unrealized appreciation (depreciation) on:
Investments	15,201,005	(23,103,594)	13,990,336	56,517,841
Securities sold short	117,232	—	—	—
Foreign currency translation	—	(4,399)	—	—
Futures contracts	(407,869)	188,180	—	(11,696)
Forward foreign currency exchange contracts	—	(34,672)	—	—
Net Assets	$9,985,388,068	$2,201,214,420	$1,325,567,642	$2,623,476,323

Shares of beneficial interest outstanding (unlimited shares without par value authorized)	995,514,654	222,602,604	131,076,874	262,276,945
Net Assets	$9,985,388,068	$2,201,214,420	$1,325,567,642	$2,623,476,323
Net asset value price per share	$10.03	$9.89	$10.11	$10.00
(1) Cost of investments	$10,358,562,369	$2,310,096,392	$1,304,500,584	$2,564,639,351
(2) Proceeds from securities sold short	80,518,438	—	—	—

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	41

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2015 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets:
Investments, at value (1)	$2,153,898,473	$1,395,118,399	$814,119,144	$2,180,304,654
Cash	36,867	—	186,729	—
Foreign currency (2)	49,999	—	—	5,538,820
Receivable for investments sold	2,096,696	110,754	2,294,585	256,622
Receivable for fund shares sold	5,103,333	3,135,263	743,121	4,104,899
Dividend and interest receivable	3,313,397	663,327	1,120,592	2,815,778
Tax reclaim receivable	146,164	93	—	378,634
Foreign currency spot trade receivable	—	—	—	24,800
Deposits at broker for futures	101,960	75,380	27,000	—
Prepaid expenses and other assets	312,315	196,139	124,499	425,923
Total Assets	$2,165,059,204	$1,399,299,355	$818,615,670	$2,193,850,130

Liabilities:
Payable for investments purchased	$8,999,473	$898,639	$1,550,219	$2,264,914
Payable for fund shares redeemed	3,476,764	1,482,103	1,236,001	2,988,903
Payable to Custodian	—	12,072	—	—
Variation margin on futures contracts	19,200	15,145	4,900	—
Payable to Adviser	521,147	482,810	314,680	687,382
Payable to Trustees	19,647	13,793	6,257	15,038
Accrued expenses and other liabilities	237,886	160,684	141,771	364,287
Total Liabilities	$13,274,117	$3,065,246	$3,253,828	$6,320,524
Net Assets	$2,151,785,087	$1,396,234,109	$815,361,842	$2,187,529,606

Net Assets Consist of:
Capital stock	$2,304,342,233	$1,476,129,097	$879,114,187	$2,359,646,839
Undistributed (distribution in excess of) net investment income	(114,400)	3,933	797,580	1,076,803
Accumulated net realized gain/(loss)	(16,283,323)	(11,992,140)	(10,141,118)	(22,761,059)
Net unrealized appreciation (depreciation) on:
Investments	(136,145,216)	(67,901,428)	(54,409,384)	(150,399,989)
Foreign currency translation	(2,643)	—	—	(32,988)
Futures contracts	(11,564)	(5,353)	577	—
Net Assets	$2,151,785,087	$1,396,234,109	$815,361,842	$2,187,529,606

Shares of beneficial interest outstanding (unlimited shares without par value authorized)	229,174,566	148,707,367	87,878,621	231,555,271
Net Assets	$2,151,785,087	$1,396,234,109	$815,361,842	$2,187,529,606
Net asset value price per share	$9.39	$9.39	$9.28	$9.45
(1) Cost of investments	$2,290,043,689	$1,463,019,827	$868,528,528	$2,330,704,643
(2) Cost of foreign currency	49,823	—	—	5,575,391

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2015 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund(1)	Bridge Builder Municipal Bond Fund(2)	Bridge Builder Large Cap Growth Fund
Investment Income:
Dividend income	$—	$253,756	$—	$15,394,907
Less: Foreign taxes withheld and issuance fees	—	—	—	(65,206)
Interest income	117,610,851	21,151,465	6,881,831	14,292
Less: Foreign taxes withheld	—	(13,109)	—	—
Other income	149,581	—	—	—
Total Investment Income	$117,760,432	$21,392,112	$6,881,831	$15,343,993
Expenses:
Investment advisory fee	15,757,803	3,401,401	1,317,063	5,782,949
Professional fees	225,772	67,795	40,239	64,584
Administration fee	575,368	131,216	56,553	175,068
Fund accounting fees	576,084	90,816	28,492	7,024
Transfer agent fees and expenses	14,812	9,229	4,774	8,004
Trustee fees and expenses	195,420	36,447	22,791	58,368
Printing and mailing expense	129,636	26,704	26,685	64,448
Custody fees	148,344	36,263	19,852	71,592
Insurance expense	73,508	2,859	1,007	3,221
Registration fees	530,400	93,922	55,935	206,360
Offering costs	—	16,040	8,566	18,216
Other expenses	42,496	12,896	3,995	8,521
Total expenses before fee waivers	18,269,643	3,925,588	1,585,952	6,468,355
Fee waivers by Adviser	(9,975,654)	(1,856,387)	(649,792)	(2,413,617)
Net expenses	8,293,989	2,069,201	936,160	4,054,738
Net Investment Income	$109,466,443	$19,322,911	$5,945,671	$11,289,255

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation):
Net realized gain/(loss) on:
Investments	15,828,149	1,316,553	1,123,279	(37,131,978)
Securities sold short	444,709	—	—	—
Foreign currency transactions	—	(283,386)	—	(1,546)
Futures contracts	(242,709)	477,178	(3,330)	(60,312)
Forward foreign currency exchange contracts	—	459,744	—	—
Swap contracts	—	18,143	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(56,312,240)	(23,103,594)	13,990,336	86,443,252
Securities sold short	117,232	—	—	—
Foreign currency transactions	—	(4,399)	—	—
Futures contracts	(483,793)	188,180	—	(1,064)
Forward foreign currency exchange contracts	—	(34,672)	—	—
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(40,648,652)	(20,966,253)	15,110,285	49,248,352
Net Increase/(Decrease) in Net Assets Resulting from Operations	$68,817,791	$(1,643,342)	$21,055,956	$60,537,607

(1)	Since Inception on July 13, 2015.
(2)	Since Inception on September 14, 2015.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	43

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2015 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund(1)
Investment Income:
Dividend income	$22,708,231	$6,008,928	$6,598,102	$16,921,628
Less: Foreign taxes withheld and issuance fees	(179,925)	(45,029)	(4,405)	(1,650,556)
Interest income	14,949	7,314	3,398	14,319
Total Investment Income	$22,543,255	$5,971,213	$6,597,095	$15,285,391
Expenses:
Investment advisory fee	4,746,333	4,482,281	2,731,319	5,780,466
Professional fees	56,186	47,104	36,808	60,296
Administration fee	140,880	118,312	90,775	151,631
Fund accounting fees	7,151	16,892	21,604	58,988
Transfer agent fees and expenses	7,623	7,176	2,711	10,841
Trustee fees and expenses	45,731	33,404	16,532	35,836
Printing and mailing expense	47,834	61,400	21,888	33,184
Custody fees	89,253	118,264	94,771	272,888
Insurance expense	2,627	1,727	1,061	2,627
Registration fees	185,203	111,944	68,411	94,833
Offering costs	14,706	10,856	6,986	12,881
Other expenses	9,852	7,159	5,207	9,525
Total expenses before fee waivers	5,353,379	5,016,519	3,098,073	6,523,996
Fee waivers by Adviser	(1,679,597)	(1,723,039)	(810,105)	(2,190,695)
Net expenses	3,673,782	3,293,480	2,287,968	4,333,301
Net Investment Income	$18,869,473	$2,677,733	$4,309,127	$10,952,090

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation):
Net realized gain/(loss) on:
Investments	(15,731,385)	(8,323,661)	(9,569,331)	(21,756,739)
Foreign currency transactions	(4,989)	—	—	(1,004,320)
Futures contracts	(57,956)	(775,194)	(70,350)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	(75,949,150)	(72,618,182)	(41,806,032)	(150,399,989)
Foreign currency transactions	(3,025)	—	—	(32,988)
Futures contracts	8,552	233,490	6,921	—
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(91,537,953)	(81,483,547)	(51,438,792)	(173,194,036)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(72,668,480)	$(78,805,814)	$(47,129,665)	$(162,241,946)

(1)	Since Inception on July 6, 2015.

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
	Six Months Ended December 31, 2015 (Unaudited)	Year Ended June 30, 2015	From July 13, 2015(1) to December 31, 2015 (Unaudited)	From September 14, 2015(1) to December 31, 2015 (Unaudited)	Six Months Ended December 31, 2015 (Unaudited)	From April 27, 2015(1) to June 30, 2015
Operations:
Net investment income	$109,466,443	$170,106,127	$19,322,911	$5,945,671	$11,289,255	$3,026,158
Net realized gain/(loss)	16,030,149	21,301,227	1,988,232	1,119,949	(37,193,836)	(4,089,220)
Net change in unrealized appreciation/ (depreciation)	(56,678,801)	(50,298,923)	(22,954,485)	13,990,336	86,442,188	(29,936,043)
Net increase/(decrease) in net assets resulting from operations	68,817,791	141,108,431	(1,643,342)	21,055,956	60,537,607	(30,999,105)

Distributions to Shareholders:
Net investment income	(129,109,546)	(186,830,832)	(23,679,941)	(6,475,622)	(13,598,060)	—
Net realized gains	(16,924,614)	—	(5,487,024)	(751,113)	—	—
Total distributions	(146,034,160)	(186,830,832)	(29,166,965)	(7,226,735)	(13,598,060)	—

Capital Transactions:
Proceeds from shares sold	$1,965,097,808	$2,206,543,601	$2,378,279,760	$1,367,272,767	$191,061,349	$2,680,798,759
Reinvestment of distributions	146,034,160	186,830,832	29,166,965	7,226,735	13,598,060	—
Cost of shares redeemed	(660,179,915)	(740,738,260)	(175,421,998)	(62,761,081)	(215,424,623)	(62,497,664)
Net increase/(decrease) from capital transactions	1,450,952,053	1,652,636,173	2,232,024,727	1,311,738,421	(10,765,214)	2,618,301,095
Total increase/(decrease) in net assets	1,373,735,684	1,606,913,772	2,201,214,420	1,325,567,642	36,174,333	2,587,301,990
Net Assets:
Beginning of period	8,611,652,384	7,004,738,612	—	—	2,587,301,990	—
End of period*	$9,985,388,068	$8,611,652,384	$2,201,214,420	$1,325,567,642	$2,623,476,323	$2,587,301,990
* Including undistributed (distribution in excess of) net investment income of:	$(18,963,579)	$679,524	$(4,357,030)	$(529,951)	$729,777	$3,038,582
Change in Shares Outstanding:
Shares sold	193,970,507	215,737,181	237,191,217	136,592,809	19,275,145	269,523,643
Shares issued on reinvestment of distributions	14,434,076	18,274,112	2,925,719	716,145	1,381,917	—
Shares redeemed	(65,118,208)	(72,449,533)	(17,514,332)	(6,232,080)	(21,637,149)	(6,266,611)
Net increase/(decrease)	143,286,375	161,561,760	222,602,604	131,076,874	(980,087)	263,257,032

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	45

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund		Bridge Builder Small/Mid Cap Value Fund
	Six Months Ended December 31, 2015 (Unaudited)	From April 27, 2015(1) to June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	From April 27, 2015(1) to June 30, 2015	Six Months Ended December 31, 2015 (Unaudited)	From April 27, 2015(1) to June 30, 2015
Operations:
Net investment income	$18,869,473	$6,204,814	$2,677,733	$962,590	$4,309,127	$1,398,671
Net realized gain/(loss)	(15,794,330)	549,133	(9,098,855)	(2,893,285)	(9,639,681)	119,856
Net change in unrealized appreciation/(depreciation)	(75,743,623)	(60,415,800)	(72,384,692)	4,477,911	(41,799,111)	(12,609,696)
Net increase/(decrease) in net assets resulting from operations	(72,668,480)	(53,661,853)	(78,805,814)	2,547,216	(47,129,665)	(11,091,169)

Distributions to Shareholders:
Net investment income	(19,041,106)	(6,142,468)	(3,645,670)	—	(4,920,447)	—
Net realized gains	(1,055,143)	—	—	—	(620,344)	—
Total distributions	(20,096,249)	(6,142,468)	(3,645,670)	—	(5,540,791)	—

Capital Transactions:
Proceeds from shares sold	$214,373,669	$2,250,379,331	$136,826,627	$1,453,813,530	$29,601,830	$919,471,124
Reinvestment of distributions	20,096,249	6,142,468	3,645,670	—	5,540,791	—
Cost of shares redeemed	(139,980,223)	(46,657,357)	(86,037,650)	(32,109,800)	(54,245,214)	(21,245,064)
Net increase/(decrease) from capital transactions	94,489,695	2,209,864,442	54,434,647	1,421,703,730	(19,102,593)	898,226,060
Total increase/(decrease) in net assets	1,724,966	2,150,060,121	(28,016,837)	1,424,250,946	(71,773,049)	887,134,891
Net Assets:
Beginning of period	2,150,060,121	—	1,424,250,946	—	887,134,891	—
End of period*	$2,151,785,087	$2,150,060,121	$1,396,234,109	$1,424,250,946	$815,361,842	$887,134,891
* Including undistributed (distribution in excess of) net investment income of:	$(114,400)	$57,233	$3,933	$971,870	$797,580	$1,408,900
Change in Shares Outstanding:
Shares sold	22,464,176	223,189,329	13,946,976	146,219,051	3,095,924	91,964,984
Shares issued on reinvestment of distributions	2,187,058	626,144	395,838	—	609,548	—
Shares redeemed	(14,651,216)	(4,640,925)	(8,652,143)	(3,202,355)	(5,677,358)	(2,114,477)
Net increase/(decrease)	10,000,018	219,174,548	5,690,671	143,016,696	(1,971,886)	89,850,507

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

Bridge Builder International Equity Fund
From July 6, 2015(1) to December 31, 2015 (Unaudited)
Operations:
Net investment income	$10,952,090
Net realized gain/(loss)	(22,761,059)
Net change in unrealized appreciation/(depreciation)	(150,432,977)
Net increase/(decrease) in net assets resulting from operations	(162,241,946)

Distributions to Shareholders:
Net investment income	(9,875,287)
Total distributions	(9,875,287)

Capital Transactions:
Proceeds from shares sold	$2,454,134,961
Reinvestment of distributions	9,875,287
Cost of shares redeemed	(104,363,409)
Net increase from capital transactions	2,359,646,839
Total increase/(decrease) in net assets	2,187,529,606
Net Assets:
Beginning of period	—
End of period*	$2,187,529,606
* Including undistributed (distribution in excess of) net investment income of:	$1,076,803
Change in Shares Outstanding:
Shares sold	241,376,195
Shares issued on reinvestment of distributions	1,063,002
Shares redeemed	(10,883,926)
Net increase/(decrease)	231,555,271

(1)	Inception Date.

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	47

Bridge Builder Mutual Funds

Financial Highlights

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) from operations	Distributions from net investment income	Distributions from net realized gains
Bridge Builder Core Bond Fund
Six months ended December 31, 2015 (Unaudited)	$10.10	0.11	(0.03)	0.08	(0.13)	(0.02)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—
For the period October 28, 2013(4) - June 30, 2014	$10.00	0.14	0.15	0.29	(0.15)	—
Bridge Builder Core Plus Fund
For the period July 13, 2015(4) - December 31, 2015 (Unaudited)	$10.00	0.08	(0.07)	0.01	(0.10)	(0.02)
Bridge Builder Municipal Bond Fund
For the period September 14, 2015(4) - December 31, 2015 (Unaudited)	$10.00	0.06	0.12	0.18	(0.06)	(0.01)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2015 (Unaudited)	$9.83	0.04	0.18	0.22	(0.05)	—
For the period April 27, 2015(4) - June 30, 2015	$10.00	0.01	(0.18)	(0.17)	—	—
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2015 (Unaudited)	$9.81	0.08	(0.42)	(0.34)	(0.08)	— (5)
For the period April 27, 2015(4) - June 30, 2015	$10.00	0.03	(0.19)	(0.16)	(0.03)	—
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2015 (Unaudited)	$9.96	0.02	(0.56)	(0.54)	(0.03)	—
For the period April 27, 2015(4) - June 30, 2015	$10.00	0.01	(0.05)	(0.04)	—	—
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2015 (Unaudited)	$9.87	0.05	(0.58)	(0.53)	(0.05)	(0.01)
For the period April 27, 2015(4) - June 30, 2015	$10.00	0.02	(0.15)	(0.13)	—	—
Bridge Builder International Equity Fund
For the period July 6, 2015(4) - December 31, 2015 (Unaudited)	$10.00	0.05	(0.56)	(0.51)	(0.04)	—

(1)	Annualized for periods less than one year.

(2)	Total returns and portfolio turnover are not annualized for periods less than one year.

(3)	Excludes securities received in capital contribution in-kind.

(4)	Inception Date.

(5)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2015

Change in net asset value for the period	Net asset value, end of period	Total return(2)	Net assets, end of period (millions)	Ratio of expenses (prior to reimburse- ments) to average net assets(1)	Ratio of net expenses to average net assets(1)	Ratio of net investment income (prior to reimburse- ments) to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover rate(2)

(0.07)	$10.03	0.78%	$9,985	0.37%	0.17%	2.02%	2.22%	116%
(0.04)	$10.10	2.01%	$8,612	0.38%	0.18%	1.97%	2.17%	115%
0.14	$10.14	2.91%	$7,005	0.40%	0.20%	1.79%	1.99%	262	%(3)

(0.11)	$9.89	0.19%	$2,201	0.42%	0.22%	1.85%	2.05%	108%

0.11	$10.11	1.81%	$1,326	0.43%	0.26%	1.45%	1.62%	14%

0.17	$10.00	2.27%	$2,623	0.49%	0.31%	0.68%	0.86%	23%
(0.17)	$9.83	1.70%	$2,587	0.54%	0.37%	0.69%	0.86%	7%

(0.42)	$9.39	(3.35)%	$2,152	0.50%	0.34%	1.59%	1.75%	15%
(0.19)	$9.81	(1.62)%	$2,150	0.54%	0.40%	2.00%	2.14%	7%

(0.57)	$9.39	(5.47)%	$1,396	0.72%	0.47%	0.14%	0.39%	25%
(0.04)	$9.96	(0.40)%	$1,424	0.77%	0.49%	0.23%	0.51%	12%

(0.59)	$9.28	(5.32)%	$815	0.73%	0.54%	0.82%	1.01%	18%
(0.13)	$9.87	(1.30)%	$887	0.81%	0.62%	1.02%	1.21%	8%

(0.55)	$9.45	(5.06)%	$2,188	0.68%	0.45%	0.91%	1.14%	11%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2015	49

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2015, the Trust consists of nine series, of which the following eight active series are presented in this book (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Muni Bond Fund”)	To provide current income exempt from Federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

a) Use of estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for Federal income taxes is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter are considered open for examination) and have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

50	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2015, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Core Bond, Core Plus Bond and Muni Bond Funds will generally declare and pay distributions of net investment income monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will declare and pay distributions of net investment income annually. Realized capital gains, if any, are distributed for each Fund at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense) net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Issuance fees, if any, are custodial fees on American Depositary Receipts (ADRs) charged by ADR agents on ADR Dividends. Interest income is recognized on an accrual basis while discounts & premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

h) Offering and Organizational Costs – Offering costs, including professional fees, printing fees and the offering of the initial registration statement are accounted for as deferred costs until operations begin and are then amortized over a period of twelve months. Organizational costs, if any, are expensed as incurred.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, this risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through

Semiannual Report • December 31, 2015	51

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments and cash deposited is recorded as Deposits at broker for futures on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract, this change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized gain or loss until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Credit Default Swap Contracts – Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the counterparty, the

52	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

Semiannual Report • December 31, 2015	53

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

d) Master Netting Agreement – The Funds are subject to master netting agreements or similar arrangements that allow for amounts owed between an individual Fund and a counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties.

e) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at December 31, 2015 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Core Bond Fund’s sub-advisers have determined $7,453,601 of the Fund’s December 31, 2015 restricted securities to be illiquid and $1,314,134,368 to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines. The Core Plus Bond Fund’s sub-advisers have determined all of the Fund’s December 31, 2015 restricted securities to be liquid pursuant to the Fund’s illiquid and restricted securities guidelines.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee (“VC”) whose function is to monitor the valuation of portfolio securities and derivatives instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The VC is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the

54	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•	Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Semiannual Report • December 31, 2015	55

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2015, the Large Cap Value Fund and International Fund had securities with market values of $38,804,634 and $1,725,613,224, that represent 1.8% and 78.9% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Credit default swaps are marked to market daily based on quotations provided by an independent pricing service.

56	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Obligations	$—	$782,156,142	$193,118,028	$975,274,170
Corporate Bonds
Basic Materials	—	121,244,814	—	121,244,814
Communications	—	240,215,029	—	240,215,029
Consumer Cyclical	—	160,286,582	66,798	160,353,380
Consumer Non-cyclical	—	358,295,949	—	358,295,949
Diversified	—	8,362,286	—	8,362,286
Energy	—	328,005,158	—	328,005,158
Financials	—	1,365,524,210	—	1,365,524,210
Industrials	—	129,194,956	—	129,194,956
Technology	—	102,645,859	—	102,645,859
Utilities	—	200,466,919	—	200,466,919
Government Related	—	2,192,300,970	—	2,192,300,970
Mortgage-Backed Obligations	—	3,445,242,658	87,718,227	3,532,960,885
Mortgage-Backed Obligations (Sold Short)	—	(80,401,206)	—	(80,401,206)
Short-Term Investments
Money Market Funds	658,419,901	—	—	658,419,901
U.S. Treasury Bills	—	498,888	—	498,888
Total Investments in Securities	$658,419,901	$9,354,039,214	$280,903,053	$10,293,362,168

Other Financial Instruments (1)
Futures Contracts	$(407,869)	$—	$—	$(407,869)
Total Investments in Other Financial Instruments	$(407,869)	$—	$—	$(407,869)

Bridge Builder Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Obligations	$—	$145,384,766	$20,648,607	$166,033,373
Bank Loans	—	11,043,319	—	11,043,319
Corporate Bonds
Basic Materials	—	21,276,519	—	21,276,519
Communications	—	76,022,455	—	76,022,455
Consumer Cyclical	—	86,389,421	—	86,389,421
Consumer Non-cyclical	—	101,925,715	—	101,925,715
Diversified	—	1,090,025	—	1,090,025
Energy	—	70,137,227	—	70,137,227
Financials	—	328,490,849	—	328,490,849
Industrials	—	45,326,567	1,612,693	46,939,260
Technology	—	32,880,192	—	32,880,192
Utilities	—	31,576,685	—	31,576,685
Government Related	—	555,470,825	—	555,470,825
Mortgage-Backed Obligations	—	588,953,465	39,012,460	627,965,925
Preferred Stocks – Financials	2,572,008	3,801,600	—	6,373,608
Short-Term Investments
Money Market Funds	122,562,456	—	—	122,562,456
U.S. Treasury Bills	—	814,944	—	814,944
Total Investments in Securities	$125,134,464	$2,100,584,574	$61,273,760	$2,286,992,798

Other Financial Instruments (1)
Futures Contracts	$188,180	$—	$—	$188,180
Forward Contracts	—	(34,672)	—	(34,672)
Total Investments in Other Financial Instruments	$188,180	$(34,672)	$—	$153,508

Semiannual Report • December 31, 2015	57

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Education	$—	$103,320,247	$—	$103,320,247
General Obligation	—	403,415,630	—	403,415,630
General Revenue	—	327,876,934	2,738,468	330,615,402
Healthcare	—	162,928,430	—	162,928,430
Housing	—	38,283,508	—	38,283,508
Transportation	—	151,618,044	—	151,618,044
Utilities	—	114,464,154	—	114,464,154
Short-Term Investments – Money Market Funds	13,845,505	—	—	13,845,505
Total Investments in Securities	$13,845,505	$1,301,906,947	$2,738,468	$1,318,490,920

Bridge Builder Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$505,066,862	$—	$—	$505,066,862
Consumer Staples	199,155,611	—	—	199,155,611
Energy	92,267,420	—	—	92,267,420
Financials	207,863,640	—	—	207,863,640
Healthcare	417,866,148	—	—	417,866,148
Industrials	207,692,138	—	—	207,692,138
Information Technology	830,018,242	—	—	830,018,242
Materials	68,424,893	—	—	68,424,893
Telecommunication Services	15,144,427	—	—	15,144,427
Utilities	117,335	—	—	117,335
Short-Term Investments – Money Market Funds	77,540,476	—	—	77,540,476
Total Investments in Securities	$2,621,157,192	$—	$—	$2,621,157,192

Other Financial Instruments (1)
Futures Contracts	$(11,696)	$—	$—	$(11,696)
Total Investments in Other Financial Instruments	$(11,696)	$—	$—	$(11,696)

58	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$223,818,908	$13,195,993	$—	$237,014,901
Consumer Staples	165,765,682	—	—	165,765,682
Energy	183,931,386	—	—	183,931,386
Financials	478,816,575	—	—	478,816,575
Healthcare	242,118,423	—	—	242,118,423
Industrials	314,293,600	—	—	314,293,600
Information Technology	247,284,606	25,608,641	—	272,893,247
Materials	129,921,707	—	—	129,921,707
Telecommunication Services	36,679,342	—	—	36,679,342
Utilities	12,865,159	—	—	12,865,159
Short-Term Investments – Money Market Funds	79,598,451	—	—	79,598,451
Total Investments in Securities	$2,115,093,839	$38,804,634	$—	$2,153,898,473

Other Financial Instruments (1)
Futures Contracts	$(11,564)	$—	$—	$(11,564)
Total Investments in Other Financial Instruments	$(11,564)	$—	$—	$(11,564)

Bridge Builder Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$215,361,588	$—	$—	$215,361,588
Consumer Staples	95,868,008	—	—	95,868,008
Energy	36,277,837	—	—	36,277,837
Financials	172,436,648	—	—	172,436,648
Healthcare	260,038,299	—	—	260,038,299
Industrials	198,126,263	—	—	198,126,263
Information Technology	311,519,340	—	274	311,519,614
Materials	44,722,248	—	—	44,722,248
Telecommunication Services	11,198,196	—	—	11,198,196
Utilities	2,480,302	—	—	2,480,302
Short-Term Investments – Money Market Funds	47,089,396	—	—	47,089,396
Total Investments in Securities	$1,395,118,125	$—	$274	$1,395,118,399

Other Financial Instruments (1)
Futures Contracts	$(5,353)	$—	$—	$(5,353)
Total Investments in Other Financial Instruments	$(5,353)	$—	$—	$(5,353)

Semiannual Report • December 31, 2015	59

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,816,073	$—	$—	$93,816,073
Consumer Staples	21,595,061	—	—	21,595,061
Energy	26,950,743	—	—	26,950,743
Financials	231,623,863	—	—	231,623,863
Healthcare	74,344,199	—	—	74,344,199
Industrials	115,040,745	—	—	115,040,745
Information Technology	127,927,277	—	105	127,927,382
Materials	62,471,586	—	—	62,471,586
Telecommunication Services	5,200,999	—	—	5,200,999
Utilities	33,223,623	—	—	33,223,623
Short-Term Investments – Money Market Funds	21,924,870	—	—	21,924,870
Total Investments in Securities	$814,119,039	$—	$105	$814,119,144

Other Financial Instruments (1)
Futures Contracts	$577	$—	$—	$577
Total Investments in Other Financial Instruments	$577	$—	$—	$577

Bridge Builder International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$42,451,118	$287,539,906	$—	$329,991,024
Consumer Staples	32,401,280	285,119,918	—	317,521,198
Energy	27,397,557	87,813,568	—	115,211,125
Financials	29,930,034	294,016,922	—	323,946,956
Healthcare	70,123,065	202,616,840	—	272,739,905
Industrials	24,269,628	200,873,194	—	225,142,822
Information Technology	114,999,499	166,349,430	—	281,348,929
Materials	5,800,108	69,339,921	—	75,140,029
Telecommunication Services	8,311,291	87,430,101	—	95,741,392
Utilities	12,889	44,301,483	—	44,314,372
Rights – Financials	—	21	—	21
Preferred Stocks
Consumer Discretionary	—	175,855	—	175,855
Financials	—	7,503	—	7,503
Healthcare	—	28,583	—	28,583
Short-Term Investments – Money Market Funds	98,994,940	—	—	98,994,940
Total Investments in Securities	$454,691,409	$1,725,613,245	$—	$2,180,304,654

(1)	Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/depreciation of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps are reported at value.

60	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price. Transfers from Level 3 to Level 2 are generally the result of increased market activity, resulting in an increase in the number of observable inputs used to determine price.

The Core Bond, Core Plus Bond, Muni Bond, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Muni Bond, Small/Mid Cap Growth and Small/Mid Cap Value Funds have been deemed quantitatively insignificant.

The following tables include both the transfers between levels and a rollforward of the balances of investments classified as Level 3 for each Fund which held Level 3 securities deemed to be quantitatively significant in the aggregate.

Below are the transfers between levels during the reporting period from July 1, 2015 to December 31, 2015.

Bridge Builder Core Bond Fund
Transfers into Level 1	$—
Transfers out of Level 1*	—

Net transfers out of Level 1	$—

Transfers into Level 2	$79,560,649
Transfers out of Level 2*	(40,524,226)

Net transfers into Level 2	$39,036,423

Transfers into Level 3*	$40,524,226
Transfers out of Level 3	(79,560,649)

Net transfers into/(out of) Level 3	$(39,036,423)

*Securities	transferred from Level 1 and Level 2 to Level 3 because of the lack of observable market data.

Below is a roll forward which details the activity of securities in Level 3 during the period ended December 31, 2015:

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund
Beginning Balance – June 30, 2015	$312,609,326	$—
Purchases	73,989,646	63,599,636
Sales proceeds and paydowns	(61,532,076)	(1,099,073)
Transfers into Level 3	40,524,226	—
Transfer out of Level 3	(79,560,649)	—
Realized gains/(losses), net	357,520	17,356
Change in unrealized gains/(losses), net	(5,484,940)	(1,244,159)

Ending Balance – December 31, 2015	$280,903,053	$61,273,760

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Bond Fund and Core Plus Bond Fund at December 31, 2015 total $(2,309,997) and $(1,185,298) respectively.

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Semiannual Report • December 31, 2015	61

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following table presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of December 31, 2015:

Bridge Builder Core Bond Fund

Investment Type	Fair Value at 12/31/15	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$157,133,178	Discounted Cash Flow	Internal Rate of Return	2.41%-8.35%	4.60%
			Life expectancy (in months)	1-375	25.16
Asset-Backed Obligations	29,852,458	Indicative market quotations	Single Broker quote	$2.8785-$100	N/A
Asset-Backed Obligations	6,132,391	Market activity	Recent transaction	$95.80 -$99.5484	N/A
Corporate Bonds	66,798	Indicative market quotations	Single Broker quote	$106-$108	N/A
Mortgage-Backed Obligations	85,730,680	Discounted Cash Flow	Internal Rate of Return	2.17%-44.55%	4.46%
			Life expectancy (in months)	1-251	51.81
Mortgage-Backed Obligations	502,548	Indicative market quotations	Single Broker quote	$2.01536-$13.6875	N/A
Mortgage-Backed Obligations	1,485,000	Market activity	Recent transaction	$100.00	N/A

Bridge Builder Core Plus Bond Fund

Investment Type	Fair Value at 12/31/15	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$18,353,182	Discounted Cash Flow	Internal Rate of Return	3.82%-7.43%	4.67%
			Life expectancy (in months)	8-168	71.83
Asset-Backed Obligations	2,295,425	Indicative market quotations	Broker quote	$93.50	N/A
Corporate Bonds	1,612,693	Discounted Cash Flow	Internal Rate of Return	3.56%	3.56%
			Life expectancy (in months)	45.48	45.48
Mortgage-Backed Obligations	39,012,460	Discounted Cash Flow	Internal Rate of Return	2.91%-5.65%	4.47%
			Life expectancy (in months)	9-115	41.98

5. DERIVATIVE INSTRUMENTS

Certain funds use derivative instruments as part of their principal investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

62	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

Statements of Assets and Liabilities — Values of Derivative Instruments as of December 31, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Risk:
Futures Contracts*
Bridge Builder Core Bond Fund	Net unrealized appreciation on futures contracts	$325,719	Net unrealized (depreciation) on futures contracts	$(733,588)
Bridge Builder Core Plus Bond Fund	Net unrealized appreciation on futures contracts	274,875	Net unrealized (depreciation) on futures contracts	(86,695)
Equity Risk:
Futures Contracts*
Bridge Builder Large Cap Growth Fund	Net unrealized appreciation on futures contracts	—	Net unrealized (depreciation) on futures contracts	(11,696)
Bridge Builder Large Cap Value Fund	Net unrealized appreciation on futures contracts	—	Net unrealized (depreciation) on futures contracts	(11,564)
Bridge Builder Small/Mid Cap Growth Fund	Net unrealized appreciation on futures contracts	—	Net unrealized (depreciation) on futures contracts	(5,353)
Bridge Builder Small/Mid Cap Value Fund	Net unrealized appreciation on futures contracts	966	Net unrealized (depreciation) on futures contracts	(389)
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts
Bridge Builder Core Plus Bond Fund	Net unrealized appreciation on forward foreign currency exchange contracts	73,732	Net unrealized (depreciation) on forward foreign currency exchange contracts	(108,404)

*Includes unrealized appreciation/(depreciation) as reported on the Summary Schedule of Investments.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended December 31, 2015.

Amount of Realized Gain/(Loss) on Derivatives recognized as a result from Operations

	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Bridge Builder Core Bond Fund	$(242,709)	$—	$—
Bridge Builder Core Plus Bond Fund	477,178	—	—
Bridge Builder Municipal Bond Fund	(3,330)	—	—
Equity Risk:
Bridge Builder Large Cap Growth Fund	(60,312)	—	—
Bridge Builder Large Cap Value Fund	(57,956)	—	—
Bridge Builder Small/Mid Cap Growth Fund	(775,194)	—	—
Bridge Builder Small/Mid Cap Value Fund	(70,350)	—	—
Foreign Exchange Risk:
Bridge Builder Core Plus Bond Fund	—	459,744	—
Credit Risk:
Bridge Builder Core Plus Bond Fund	—	—	18,143

Semiannual Report • December 31, 2015	63

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result from Operations

	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Bridge Builder Core Bond Fund	$(483,793)	$—
Bridge Builder Core Plus Bond Fund	188,180	—
Equity Risk:
Bridge Builder Large Cap Growth Fund	(1,064)	—
Bridge Builder Large Cap Value Fund	8,552	—
Bridge Builder Small/Mid Cap Growth Fund	233,490	—
Bridge Builder Small/Mid Cap Value Fund	6,921	—
Foreign Exchange Risk:
Bridge Builder Core Plus Bond Fund	—	(34,672)

The following table presents the Funds’ derivatives assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2015:

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Bridge Builder Core Plus Bond Fund				Financial Instruments	Collateral (Pledged)/ Received
Forward Foreign Currency Exchange Contracts
HSBC	$18,918	$(18,918)	$—	$—	$—	$—
Royal Bank of Scotland	54,814	(35,967)	18,847	—	—	18,847
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Bridge Builder Core Plus Bond Fund				Financial Instruments	Collateral (Pledged)/ Received
Forward Foreign Currency Exchange Contracts
Bank of America	$35,308	$—	$35,308	$—	$—	$35,308
BNP Paribas	8,086	—	8,086	—	—	8,086
Goldman Sachs	5,355	—	5,355	—	—	5,355
HSBC	23,688	(18,918)	4,770	—	—	4,770
Royal Bank of Scotland	35,967	(35,967)	—	—	—	—

64	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds’ average monthly notional amount of derivatives during the period ended December 31, 2015 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Purchased Swaps	Sold Swaps	Forward Contracts
Bridge Builder Core Bond Fund	$418,374,666	$(105,969,301)	$—	$—	$—
Bridge Builder Core Plus Bond Fund	25,466,495	(45,927,781)	472,500	1,833,333	14,646,117
Bridge Builder Municipal Bond Fund	—	—	—	—	—
Bridge Builder Large Cap Growth Fund	1,567,727	—	—	—	—
Bridge Builder Large Cap Value Fund	1,730,212	—	—	—	—
Bridge Builder Small/Mid Cap Growth Fund	2,338,980	—	—	—	—
Bridge Builder Small/Mid Cap Value Fund	481,163	—	—	—	—
Bridge Builder International Fund	—	—	—	—	—

6. INVESTMENT ADVISER AND OTHER AGREEMENTS

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser shall provide the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and shall furnish continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreements, the Funds pay the Adviser an investment management fee at an annual rate of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the management fees. The Adviser has contractually agreed to waive its management fees to the extent management fees paid to the Adviser exceed the management fees the Adviser is required to pay each Fund’s Sub-advisers. The annual management fee and amounts of management fees waived by the Adviser during the period ended December 31, 2015 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Bridge Builder Core Bond Fund	0.32%	$(9,975,654)
Bridge Builder Core Plus Bond Fund	0.36	(1,856,387)
Bridge Builder Municipal Bond Fund	0.36	(649,792)
Bridge Builder Large Cap Growth Fund	0.44	(2,413,617)
Bridge Builder Large Cap Value Fund	0.44	(1,679,597)
Bridge Builder Small/Mid Cap Growth Fund	0.64	(1,723,039)
Bridge Builder Small/Mid Cap Value Fund	0.64	(810,105)
Bridge Builder International Equity Fund	0.60	(2,190,695)

None of the management fees waived by the Adviser are subject to recoupment by the Adviser.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Bridge Builder Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. Prudential Investment Management, Inc.
Bridge Builder Core Plus Bond Fund	Janus Capital Management, LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T.Rowe Price Associates, Inc.
Bridge Builder Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc.
Bridge Builder Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC William Blair Investment Management, L.L.C. BlackRock Investment Management, LLC
Bridge Builder Large Cap Value Fund	Barrow, Hanley, Mewhinney& Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Bridge Builder Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Bridge Builder Small/Mid Cap Value Fund	Boston Partners Vaughn Nelson Investment Management, L.P. Silvercrest Asset Management Group LLC Advisory Research, Inc. BlackRock Investment Management, LLC
Bridge Builder International Equity Fund	Baillie Gifford Overseas Limited Edinburgh Partners Limited Manning & Napier Advisors, LLC Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program for the Funds and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees from the Adviser.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2016, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the following (each an “Expense Cap”).

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Fund	Expense Cap
Bridge Builder Core Bond Fund	0.48%
Bridge Builder Core Plus Bond Fund	0.42
Bridge Builder Municipal Bond Fund	0.48
Bridge Builder Large Cap Growth Fund	0.51
Bridge Builder Large Cap Value Fund	0.51
Bridge Builder Small/Mid Cap Growth Fund	0.73
Bridge Builder Small/Mid Cap Value Fund	0.73
Bridge Builder International Equity Fund	0.67

The Trust has agreed to repay the fee waiver/expense reimbursement to the Adviser. However, the repayment of previously waived fees is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the fees were first waived/reimbursed to request reimbursement from a Fund. During the period ended December 31, 2015, the Funds did not exceed the Expense Cap and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Trust’s administrator (the “Administrator”) pursuant to an administration agreement. USBFS provides certain administrative services to the Trust, including, among other responsibilities, fund accounting and certain compliance services. For these services, the Funds shall pay the administrator monthly, a fee accrued daily and based on average daily net assets. The Funds may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Certain employees of the Administrator are also Officers of the Trust.

Custodian – U.S. Bank National Association is the custodian (the “Custodian”) for the Trust in accordance with a custodian agreement. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act, (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

7. LINE OF CREDIT ARRANGEMENT

The Trust is a party to an unsecured line of credit agreement with U.S. Bank, N.A., expiring April 26, 2016. The Funds collectively may borrow up to $200 million. Interest is charged on borrowings at the prevailing prime rate minus one and one-half percent and is reflected as interest expense on the Statements of Operations. The Funds did not have any outstanding borrowings under this agreement at period end.

Semiannual Report • December 31, 2015	67

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

8. INVESTMENT TRANSACTIONS

For the period ended December 31, 2015, purchases and sales of investment securities, other than short-term investments, were as follows:

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Purchases:
U.S. Government	$10,265,608,268	$3,154,671,159	$—	$—	$—	$—	$—	$—
Other	1,877,096,467	1,213,059,654	1,413,134,247	578,452,699	417,137,309	417,082,072	145,272,372	2,475,179,823
Sales:
U.S. Government	9,845,382,809	2,141,524,849	—	—	—	—	—	—
Other	1,134,865,015	63,346,288	162,800,566	575,260,105	296,954,113	333,003,486	159,348,155	220,925,960

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary and permanent differences have no effect on net assets or net asset value per share. For the period ended June 30, 2015 the Funds made the following permanent book-to-tax reclassifications primarily related to the treatment of organization costs, paydowns and difference between book and tax accretion methods for market premium:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Bridge Builder Core Bond Fund	$17,344,473	$(17,371,154)	$26,681
Bridge Builder Large Cap Growth Fund	12,424	(520)	(11,904)
Bridge Builder Large Cap Value Fund	(5,113)	17,017	(11,904)
Bridge Builder Small/Mid Cap Growth Fund	9,280	—	(9,280)
Bridge Builder Small/Mid Cap Value Fund	10,229	(949)	(9,280)

At June 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Bridge Builder Core Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Cost of Investments	$8,774,426,345	$2,614,303,218	$2,204,513,836	$1,413,689,188	$898,956,028

Gross Unrealized Appreciation	$126,400,429	$46,132,565	$26,518,914	$41,827,974	$17,706,779
Gross Unrealized Depreciation	(59,002,193)	(77,164,391)	(87,422,117)	(37,501,927)	(30,816,500)

Net Unrealized Appreciation/(Depreciation)	$67,398,236	$(31,031,826)	$(60,903,203)	$4,326,047	$(13,109,721)

As of June 30, 2015, the components of accumulated earnings on a tax basis were as follows:

	Bridge Builder Core Bond Fund	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
Accumulated Capital and Other Losses	$(3,000,993)	$(2,999,015)	$(2,811)	$(2,741,733)	$—
Undistributed Net Ordinary Income	4,048,706	3,043,640	1,103,815	972,182	1,986,386
Undistributed Long-Term Capital Gain	—	—	9,782	—	41,446
Unrealized Appreciation/(Depreciation) on Investments	67,398,236	(31,031,826)	(60,903,203)	4,326,047	(13,109,721)

Total Accumulated Gain/(Loss)	$68,445,949	$(30,987,201)	$(59,792,417)	$2,556,496	$(11,081,889)

At June 30, 2015, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Capital Loss Carryforwards
Bridge Builder Core Bond Fund	$—
Bridge Builder Large Cap Growth Fund	2,993,957
Bridge Builder Large Cap Value Fund	—
Bridge Builder Small/Mid Cap Growth Fund	2,741,421
Bridge Builder Small/Mid Cap Value Fund	—

At June 30, 2015 the Bridge Builder Core Bond Fund deferred, on a tax basis, post-October capital losses of $1,602,494. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2015 and June 30, 2014 were as follows:

	Bridge Builder Core Bond Fund		Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund
	2015	2014	2015	2015	2015	2015
Distributions paid from:
Net Ordinary Income (1)	$186,830,832	$88,893,387	$—	$6,142,468	$—	$—
Net Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions Paid	$186,830,832	$88,893,387	$—	$6,142,468	$—	$—

(1)	Net Ordinary Income includes net short-term capital gains, if any.

The International Equity Fund, Core Plus Bond Fund and Municipal Bond Fund commenced operations subsequent to June 30, 2015, therefore the above information is not applicable to these Funds.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and Statements of Additional Information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk. Certain Funds invest in fixed income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Fixed income markets have experienced historically low interest rates for an extended period of time, which may increase the risk of interest rates rising in the future as a result of market forces, government action or other factors. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed income security (or a portfolio of fixed income securities) to changes in interest rates. The prices of fixed income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk. A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk. When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk. Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk. Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends

70	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk. Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk. The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk. While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk. To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

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Bridge Builder Mutual Funds

Trustees and Officers

Independent Trustees of the Trust

Name	Role	Term	Principal Occupation
Jean E. Carter (Born: 1957)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Nominating and Governance Committee	Indefinite Term; Since Inception	Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (since 2006)
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired: Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)
William N. Scheffel (Born: 1953)	Trustee	Indefinite Term; Since Inception	Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (since 2003)
John M. Tesoro (Born: 1952)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)

Interested Trustees of the Trust

Name	Role	Term	Principal Occupation
William H. Broderick III (Born: 1952)	Trustee, Chairman	Indefinite Term; Since Inception	Chief Executive Officer, Victory Wireline, LLC (2015-Present); Retired (2013-2015); Principal, Investment Advisory, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1986-2012)
William E. Fiala (Born: 1967)	Trustee, Chair of the Valuation Committee	Indefinite Term; Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-Present)

Officers of the Trust

Name	Role	Term	Principal Occupation
Joseph C. Neuberger (Born: 1962)	President	Indefinite Term; Since Inception	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-Present)
Jason F. Hadler (Born: 1975)	Treasurer	Indefinite Term; Since Inception	Senior Vice President, U.S. Bancorp Fund Services, LLC (Since 2003)
Alan J. Herzog (Born: 1973)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 1, 2015	Director of Funds Compliance, Edward Jones (Since 2013); Senior Counsel, Wells Fargo Advisors, LLC (2008-2013)
Elaine E. Richards (Born: 1968)	Secretary	Indefinite Term; Since Inception	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (Since July 2007)

The business address of the Trustees and Officers is the address of the Trust: 615 East Michigan Street, Milwaukee, Wisconsin 53202.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

72	Semiannual Report • December 31, 2015

Bridge Builder Core Plus Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisers (the “Adviser”) and investment sub-advisory agreements with Janus Capital Management, LLC; Loomis Sayles & Company, L.P.; Metropolitan West Asset Management, LLC; and T. Rowe Price Associates, Inc. (the “Sub-advisers”), each for an initial two-year term (the “Agreements”), for the Bridge Builder Core Plus Bond Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meetings representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the Interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The Board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers, as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

Semiannual Report • December 31, 2015	73

Bridge Builder Core Plus Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Trustees reviewed a report on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical and historical performance of the Fund and each Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be realized as the assets of the Fund grow. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-Advisers are not affiliated with the Adviser, and therefore, the fees were negotiated at arms’ length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

74	Semiannual Report • December 31, 2015

Bridge Builder International Equity Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisers (the “Adviser”) and investment sub-advisory agreements with Baillie Gifford Overseas Limited; BlackRock Investment Management, LLC; Edinburgh Partners Limited; Manning & Napier Advisors, LLC; Mondrian Investment Partners Limited; and WCM Investment Management (the “Sub-advisers”), each for an initial two-year term (the “Agreements”), for the Bridge Builder International Equity Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The Board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers, as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

Semiannual Report • December 31, 2015	75

Bridge Builder International Equity Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Trustees reviewed a report on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical and historical performance of the Fund and each Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be realized as the assets of the Fund grow. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser, and therefore, the fees were negotiated at arm’s length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

76	Semiannual Report • December 31, 2015

Bridge Builder Municipal Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements

Pursuant to Section 15 of the 1940 Act, a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.(1)

At a meeting held on February 18-19, 2015 (the “February Meeting”), the Board, including the Independent Trustees, considered and approved an investment advisory agreement with Olive Street Investment Advisers (the “Adviser”) and investment sub-advisory agreements with Pyramis Global Advisors, LLC; Wells Capital Management, Inc.; and T. Rowe Price Group, Inc. (the “Sub-advisers”), each for an initial two-year term (the “Agreements”), for the Bridge Builder Municipal Bond Fund (the “Fund”), a series of Bridge Builder Trust. In advance of the February Meeting and a meeting held on November 10-11, 2014 (together with the February Meeting, the “Meetings”), in response to the Independent Trustees’ request for information, the Adviser and the Sub-advisers furnished information to the Board necessary for the Board to evaluate the terms of the Agreements.

This information included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Adviser and the Sub-advisers; (ii) the Adviser’s and the Sub-advisers’ investment management personnel; (iii) the Adviser’s and the Sub-advisers’ operations; (iv) each Sub-adviser’s investment philosophy and investment process; (v) the advisory fees proposed to be payable to the Adviser and the Fund’s overall fees and operating expenses, in each case compared with those of a peer group of mutual funds; (vi) the sub-advisory fees proposed to be payable to the Sub-advisers; (vii) the Adviser’s and the Sub-advisers’ policies and compliance procedures, including those related to personal securities transactions; (viii) the Adviser’s and its affiliates’ experience in selecting and monitoring third-party investment managers; and (ix) the investment performance of accounts managed by each Sub-adviser with strategies similar to the portion of the Fund proposed to be managed by the Sub-adviser.

At the Meetings, representatives of the Adviser and the Sub-advisers, along with other Fund service providers made a presentation and responded to questions regarding their services, fees and other aspects of the Agreements. The Independent Trustees received advice from Fund counsel and from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of advisory arrangements, and met in executive session outside the presence of the interested Trustees, Fund management and representatives of the Adviser and the Sub-advisers to discuss the terms of the Agreements and the services to be provided by the Adviser and the Sub-advisers.

In considering the approval of the Agreements, the Board considered various factors as discussed in further detail below:

1. The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement and the Sub-advisers under Sub-advisory Agreements. The Board reviewed the advisory services to be provided by the Adviser, including identifying, analyzing and recommending the engagement of the Sub-advisers. The Board also reviewed the portfolio management services to be provided by each Sub-adviser, including how each Sub-adviser’s investment philosophy and process complement those of the other Sub-advisers, as well as the background and experience of the Sub-advisers’ portfolio management personnel. The Board reviewed the resources of the Adviser and the Sub-advisers, and the terms of the proposed Agreements, including the Adviser’s obligation to supervise and monitor the performance of the Sub-advisers and to allocate assets among the Sub-advisers. The Trustees also considered other services to be provided to the Fund by the Adviser, or by the Sub-advisers under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, voting proxies, and selecting broker-dealers to execute portfolio transactions. Based on the factors

(1) Bridge Builder Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission permitting them to enter into and materially amend sub-advisory agreements without shareholder approval and granting them relief from certain disclosure requirements.

Semiannual Report • December 31, 2015	77

Bridge Builder Municipal Bond Fund

Board Consideration of Investment Advisory Agreement and Sub-advisory Agreements (Continued)

above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Sub-advisers are capable of providing services of the type and nature contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Trustees reviewed a report on the advisory fees proposed to be payable by the Fund to the Adviser, as well as the sub-advisory fees proposed to be payable by the Adviser to the Sub-advisers. The Trustees also reviewed reports prepared by Lipper, Inc., an independent provider of industry data, comparing the Fund’s advisory fees and gross and net expense ratios to those paid by a peer group of mutual funds. The Trustees considered that the Adviser, not the Fund, would pay the Sub-advisers pursuant to the sub-advisory agreements. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that could be retained by the Adviser, subject, however, to the waiver described below.

In addition, the Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees the Adviser is required to pay the Sub-advisers. The Board noted that the Adviser may terminate this waiver arrangement following notice, without Board approval, once a year. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-advisers.

3. The Fund’s Investment Performance Record. Because the Fund is new and had not commenced operations, it did not yet have an investment performance record. The Board did consider hypothetical and historical performance of the Fund and each Sub-adviser’s performance history with respect to similarly-managed investment accounts.

4. Profitability and Economies of Scale. Because the Fund is new and had not yet commenced operations, the Adviser did not present the Board with information regarding its profitability or the extent to which economies of scale would be realized as the assets of the Fund grow. Also, the Board did not consider profitability of the Sub-advisers to be a material factor, given that the Sub-advisers are not affiliated with the Adviser, and therefore, the fees were negotiated at arm’s length. The Trustees expect to receive information on the Adviser’s profitability and economies of scale in advance of considering future renewals of the Agreements.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program or asset-based fee program sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board considered that Edward Jones receives asset-based fees from all investors in connection with their investments in the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor or conclusion with respect thereto, or single piece of information, that was all-important, controlling or determinative of its decision, and each Trustee may have attributed different weights to the various factors and conclusions with respect thereto, and information.

78	Semiannual Report • December 31, 2015

Bridge Builder Mutual Funds

General Information

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-Q Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the SEC website at http://www.sec.gov as a part of Form N-CSR.

Semiannual Report • December 31, 2015	79

Bridge Builder Mutual Funds

Privacy Policy

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account transactions	* Risk tolerance
	* Transaction history	* Account transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE
Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P., and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

80	Semiannual Report • December 31, 2015

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator, Fund Accountant & Transfer Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Bridge Builder Mutual Funds
Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.
Visit www.bridgebuildermutualfunds.com for more information.
Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.
DES-8308-A

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6.	Investments.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.29%
Asset-Backed Obligations - 9.77%
ABFC 2005-AQ1 Trust
4.92%, 06/25/2035	769,279	$787,648
ABFC 2006-OPT1 Trust
0.57%, 09/25/2036	6,000,374	5,380,089
Academic Loan Funding Trust 2012-1
1.22%, 12/27/2022 (Acquired 10/28/2013, Cost $969,749) (2)	966,106	961,809
Academic Loan Funding Trust 2013-1
1.22%, 12/26/2044 (Acquired 11/15/2013, Cost $1,401,058) (2)	1,410,743	1,388,727
Accredited Mortgage Loan Trust 2006-2
0.57%, 09/25/2036	1,293,145	1,278,165
Ally Auto Receivables Trust 2014-SN2
1.03%, 09/20/2017	991,000	988,365
Ally Auto Receivables Trust 2015-1
1.39%, 09/16/2019	2,637,000	2,626,098
Ally Auto Receivables Trust 2015-2
1.49%, 11/15/2019	997,000	992,966
1.84%, 06/15/2020	2,078,000	2,068,952
Ally Auto Receivables Trust 2015-SN1
0.93%, 10/20/2016	2,252,302	2,248,374
1.21%, 03/20/2017	915,000	911,022
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $3,836) (2)	3,836	3,837
American Credit Acceptance Receivables Trust 2014-2
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $992,502) (2)	992,554	992,759
American Credit Acceptance Receivables Trust 2014-3
2.43%, 06/10/2020 (Acquired 01/28/2015, Cost $500,420) (2)	500,000	496,817
American Credit Acceptance Receivables Trust 2014-4
1.33%, 07/10/2018 (Acquired 11/19/2014, Cost $375,340) (2)	375,353	374,548
American Credit Acceptance Receivables Trust 2015-1
1.43%, 08/12/2019 (Acquired 03/11/2015, Cost $1,165,327) (2)	1,165,385	1,160,922
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $1,675,514) (2)	1,675,513	1,669,770
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,849) (2)	980,000	958,993
American Express Credit Account Master Trust 2013-1
1.03%, 02/16/2021	5,250,000	5,231,633
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015, Cost $2,015,162) (2)	1,961,852	1,973,935
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,446) (2)	300,000	298,852
6.23%, 10/17/2036 (Acquired 09/10/2014, Cost $1,089,473) (2)	1,000,000	1,008,253

American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015, Cost $618,433) (2)	600,000	582,675
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,105,384) (2)	1,000,000	1,020,292
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,260,384) (2)	2,223,076	2,181,737
5.64%, 04/17/2052 (Acquired 04/01/2015 through 04/22/2015, Cost $1,105,397) (2)	1,050,000	1,012,699
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015, Cost $1,751,510) (2)	1,745,113	1,740,930
AmeriCredit Automobile Receivables 2015-4
1.03%, 04/08/2019	16,463,000	16,464,641
1.70%, 07/08/2020	2,778,000	2,764,967
AmeriCredit Automobile Receivables Trust 2013-4
0.96%, 04/09/2018	920,173	919,794
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	1,271,033	1,269,168
AmeriCredit Automobile Receivables Trust 2014-1
0.90%, 02/08/2019	3,098,201	3,090,463
AmeriCredit Automobile Receivables Trust 2014-3
1.92%, 11/08/2019	463,000	463,429
AmeriCredit Automobile Receivables Trust 2015-2
0.83%, 09/10/2018	1,631,934	1,627,572
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
4.97%, 01/25/2034	6,356	6,368
Apidos CLO IX
1.62%, 07/15/2023	3,000,000	2,988,900
Argent Securities Inc
1.56%, 03/25/2034	3,570,651	3,371,081
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.46%, 04/25/2034	3,667,317	3,463,141
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.76%, 11/25/2035	5,876,281	5,700,855
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015, Cost $2,939,736) (2)	2,939,736	2,873,592
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.66%, 10/15/2032	707,431	704,432
Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
1.10%, 11/25/2033	1,862,969	1,758,664
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
1.14%, 09/25/2034	6,419,083	6,345,792
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.59%, 03/25/2036	4,671,823	4,390,192
Asset-Backed Pass-Through Certificates Series 2004-R2
1.20%, 04/25/2034	593,874	583,857
Atlas Senior Loan Fund IV Ltd
1.86%, 02/17/2026 (Acquired 12/13/2013, Cost $15,213,077) (2)	15,250,000	15,092,925
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,883,363) (2)	4,900,000	4,863,878
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $11,998,456) (2)	12,000,000	11,851,629
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $7,798,648) (2)	7,800,000	7,702,121

Avis Budget Rental Car Funding AESOP, LLC
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,306,642) (2)	10,300,000	10,334,228
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $254,285) (2)	254,288	253,958
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $1,624,913) (2)	1,624,978	1,618,676
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015, Cost $1,312,668) (2)	1,312,700	1,284,137
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (Acquired 11/10/2015, Cost $3,028,594) (2)	3,028,613	3,019,321
BA Credit Card Trust
1.36%, 09/15/2020	1,304,000	1,295,320
Babson CLO Ltd 2013-I
1.42%, 04/20/2025 (Acquired 02/19/2015, Cost $766,080) (2)	775,000	759,012
Battalion CLO IV Ltd
1.72%, 10/22/2025	8,000,000	7,898,816
Battalion CLO VIII Ltd
1.85%, 04/18/2027	1,750,000	1,734,250
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	265,022	227,861
BCC Funding Corp X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $2,698,993) (2)	2,699,000	2,698,319
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.28%, 08/25/2034	7,536,175	6,964,713
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.32%, 08/25/2034	924,542	871,038
Bear Stearns Asset Backed Securities Trust 2003-2
1.92%, 03/25/2043	5,558,081	5,432,392
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.79%, 04/25/2036	62,202	59,541
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022	1,634,111	1,628,881
BMW Floorplan Master Owner Trust
0.83%, 07/15/2020 (Acquired 07/15/2015, Cost $8,600,000) (2)	8,600,000	8,546,199
BMW Vehicle Owner Trust 2014-A
0.53%, 04/25/2017	293,845	293,617
0.97%, 11/26/2018	680,000	678,239
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $499,107) (2)	503,568	499,064
Cabela’s Credit Card Master Note Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $787,444) (2)	784,000	785,557
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 12/03/2014, Cost $133,680) (2)	133,660	133,639
California Republic Auto Receivables Trust 2014-2
1.57%, 12/16/2019	188,000	186,526
California Republic Auto Receivables Trust 2014-3
1.09%, 11/15/2018	2,000,000	1,994,374

California Republic Auto Receivables Trust 2015-2
1.31%, 08/15/2019	5,628,000	5,577,587
California Republic Auto Receivables Trust 2015-3
1.62%, 11/15/2019	4,201,000	4,167,870
CAM Mortgage LLC 2015-1
3.38%, 07/15/2064 (Acquired 06/24/2015, Cost $2,365,851) (2)	2,365,851	2,363,679
Capital Auto Receivables Asset Trust 2013-3
1.31%, 12/20/2017	894,114	894,060
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	944,612	943,489
Capital Auto Receivables Asset Trust 2014-2
0.91%, 04/20/2017	372,003	371,774
Capital Auto Receivables Asset Trust 2015-3
1.67%, 01/22/2019	9,725,000	9,704,489
Capital One Multi-Asset Execution Trust
0.37%, 07/15/2020	5,005,000	4,980,099
1.45%, 08/16/2021	5,770,000	5,720,067
CarFinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $111,434) (2)	112,032	112,451
CarFinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $6,747) (2)	6,747	6,745
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $547,552) (2)	547,636	546,788
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,941) (2)	375,000	374,200
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $1,980,939) (2)	1,981,034	1,959,235
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015, Cost $2,774,055) (2)	2,784,794	2,767,315
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.66%, 02/14/2025 (Acquired 01/02/2014, Cost $5,055,013) (2)	5,100,000	5,056,650
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.22%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (1)(2)	2,686,667	2,657,114
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	44,761	44,713
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	208,777	208,257
1.28%, 05/15/2019	275,000	273,368
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,097,837
CarMax Auto Owner Trust 2015-2
0.82%, 06/15/2018	1,693,007	1,688,833
CarMax Auto Owner Trust 2015-4
1.56%, 11/16/2020	6,003,000	5,959,720
Carnow Auto Receivables Trust 2014-1
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $981,770) (2)	981,806	979,945
Carnow Auto Receivables Trust 2015-1
1.69%, 01/15/2020 (Acquired 09/11/2015, Cost $3,160,528) (2)	3,160,528	3,155,507
Carrington Mortgage Loan Trust Series 2006-OPT1
0.60%, 02/25/2036	1,381,574	1,346,752

Catamaran CLO 2014-1 Ltd
1.87%, 04/20/2026	5,500,000	5,439,858
2.12%, 04/20/2026	4,500,000	4,299,048
Catamaran CLO 2014-2 Ltd
1.83%, 10/18/2026 (Acquired 12/17/2014, Cost $991,439) (2)	1,000,000	988,110
Catamaran CLO 2015-1 Ltd
1.87%, 04/22/2027 (Acquired 03/31/2015, Cost $750,000) (2)	750,000	741,842
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	230,468	237,322
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	594,492	605,104
5.25%, 11/25/2034	349,161	363,245
Chase Issuance Trust
0.79%, 04/15/2019	16,700,000	16,630,201
1.59%, 02/18/2020	3,603,000	3,602,920
Chrysler Capital Auto Receivables Trust 2014-A
0.83%, 09/17/2018 (Acquired 05/15/2015, Cost $615,199) (2)	615,070	613,891
Citi Held For Asset Issuance 2015-PM1
1.85%, 12/15/2021 (Acquired 07/29/2015, Cost $2,017,905) (2)	2,017,923	2,017,098
Citigroup Mortgage Loan Trust Inc
0.78%, 10/25/2035	5,517,233	5,447,376
Concord Funding Co LLC
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (2)	3,096,000	3,106,526
Conseco Financial Corp
6.40%, 10/15/2018	5,013	5,012
7.05%, 01/15/2019	1,959	1,998
6.24%, 12/01/2028	61,378	62,997
7.07%, 01/15/2029	53	53
6.22%, 03/01/2030	139,564	145,592
6.18%, 04/01/2030	39,448	41,981
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015 through 02/17/2015, Cost $805,657) (2)	805,691	805,550
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	1	1
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	94,638	96,230
4.58%, 02/25/2036	846,429	861,367
0.67%, 04/25/2036	1,359,295	1,352,620
4.87%, 04/25/2036	308,180	273,875
4.78%, 09/25/2046	138,603	123,619
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $46,310) (2)	46,052	46,078
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $184,755) (2)	183,468	184,211
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $103,012) (2)	102,518	102,835
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $518,588) (2)	516,071	516,468

CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $398,682) (2)	399,460	395,412
CPS Auto Receivables Trust 2013-C
1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $422,658) (2)	423,168	422,241
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $825,640) (2)	825,675	823,502
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $694,916) (2)	695,220	693,075
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	1,507,643	1,496,588
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $2,313,248) (2)	2,313,777	2,296,624
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,958) (2)	558,000	548,733
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014, Cost $2,148,054) (2)	2,148,088	2,131,966
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,959) (2)	525,000	522,441
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015, Cost $1,957,271) (2)	1,957,271	1,942,996
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,932) (2)	446,000	438,423
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015, Cost $4,148,649) (2)	4,148,649	4,113,174
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,899) (2)	1,905,000	1,873,002
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015, Cost $4,309,980) (2)	4,310,258	4,300,346
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,753) (2)	1,376,000	1,367,526
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $392,743) (2)	392,199	390,570
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $221,479) (2)	221,396	220,627
Credit Acceptance Auto Loan Trust 2013-1
1.21%, 10/15/2020 (Acquired 01/30/2015, Cost $293,244) (2)	293,204	293,076
Credit Acceptance Auto Loan Trust 2014-1
1.55%, 10/15/2021 (Acquired 01/21/2015, Cost $1,398,501) (2)	1,400,000	1,394,064
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/18/2014, Cost $2,245,715) (2)	2,250,000	2,239,341
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,899) (2)	2,821,000	2,803,135
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (2)	434,000	429,865
Credit-Based Asset Servicing and Securitization LLC
4.12%, 12/25/2035	27,770	27,449
CSMC Trust 2006-CF1
0.73%, 11/25/2035 (Acquired 10/28/2013, Cost $2,549) (2)	2,575	2,570
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	150,821	151,528
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	204,225	207,619
CWABS Asset-Backed Certificates Trust 2005-11
4.78%, 02/25/2036	841,991	859,951

CWABS Asset-Backed Certificates Trust 2005-17
4.79%, 05/25/2036	10,080	21,691
4.79%, 05/25/2036	70,785	94,711
CWABS Inc Asset-Backed Certificates Series 2003-5
5.41%, 01/25/2034	36,142	36,147
CWABS Inc Asset-Backed Certificates Series 2004-1
1.17%, 03/25/2034	82,562	78,853
1.25%, 03/25/2034	11,150	10,146
0.98%, 04/25/2034	1,112	1,004
CWABS Inc Asset-Backed Certificates Trust 2004-6
1.32%, 10/25/2034	59,262	56,901
1.20%, 11/25/2034	1,426,084	1,380,308
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	45,450	44,765
Discover Card Execution Note Trust
1.90%, 10/17/2022	3,525,000	3,477,128
Drive Auto Receivables Trust 2015-A
1.01%, 11/15/2017 (Acquired 03/12/2015, Cost $911,177) (2)	911,144	910,618
4.12%, 06/15/2022 (Acquired 03/12/2015, Cost $1,765,658) (2)	1,766,000	1,748,503
Drive Auto Receivables Trust 2015-B
0.93%, 12/15/2017 (Acquired 07/31/2015, Cost $348,041) (2)	348,325	347,968
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $1,631,922) (2)	1,632,000	1,628,324
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,543) (2)	1,921,000	1,884,882
Drive Auto Receivables Trust 2015-C
1.00%, 02/15/2018 (Acquired 07/15/2015, Cost $2,683,363) (2)	2,683,363	2,682,156
1.03%, 02/15/2018 (Acquired 07/15/2015, Cost $548,895) (2)	548,902	548,322
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,458) (2)	926,471	919,663
Drive Auto Receivables Trust 2015-D
1.23%, 06/15/2018 (Acquired 09/23/2015, Cost $9,159,751) (2)	9,160,000	9,150,495
DT Auto Owner Trust 2014-3
0.98%, 04/16/2018 (Acquired 12/03/2014, Cost $780,207) (2)	780,229	778,707
DT Auto Owner Trust 2015-1
1.06%, 09/17/2018 (Acquired 02/18/2015, Cost $890,450) (2)	890,451	888,562
DT Auto Owner Trust 2015-2
1.24%, 09/17/2018 (Acquired 06/10/2015, Cost $1,766,750) (2)	1,766,806	1,762,973
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,964) (2)	1,356,000	1,341,351
DT Auto Owner Trust 2015-3
1.66%, 03/15/2019 (Acquired 10/07/2015, Cost $6,627,553) (2)	6,628,400	6,613,968
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $587,114) (2)	587,108	586,651
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $1,056,679) (2)	1,057,330	1,054,412
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,961) (2)	335,000	329,891
Exeter Automobile Receivables Trust 2014-3
1.32%, 01/15/2019 (Acquired 10/09/2014, Cost $3,336,748) (2)	3,339,508	3,326,320
2.77%, 11/15/2019 (Acquired 10/09/2014, Cost $666,934) (2)	667,000	666,927
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015, Cost $1,736,117) (2)	1,736,189	1,732,836
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,797) (2)	1,125,000	1,121,452

Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $2,336,313) (2)	2,336,432	2,325,991
Fifth Third Auto Trust 2014-3
0.57%, 05/15/2017	306,483	306,239
0.96%, 03/15/2019	413,000	411,611
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $4,953) (2)	4,948	4,949
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $154,304) (2)	154,347	154,211
First Investors Auto Owner Trust 2013-2
1.23%, 03/15/2019 (Acquired 03/17/2015, Cost $444,782) (2)	444,511	444,094
First Investors Auto Owner Trust 2013-3
1.44%, 10/15/2019 (Acquired 11/06/2013, Cost $789,186) (2)	787,570	786,480
First Investors Auto Owner Trust 2014-2
0.86%, 08/15/2018 (Acquired 01/28/2015, Cost $176,964) (2)	177,129	176,917
First Investors Auto Owner Trust 2014-3
1.06%, 11/15/2018 (Acquired 11/07/2014, Cost $338,647) (2)	338,649	338,265
1.67%, 11/16/2020 (Acquired 11/07/2014, Cost $773,652) (2)	776,000	771,142
First Investors Auto Owner Trust 2015-1
1.21%, 04/15/2019 (Acquired 04/16/2015, Cost $1,713,933) (2)	1,713,948	1,707,098
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $1,925,509) (2)	1,925,516	1,922,766
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,982) (2)	280,000	279,849
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015, Cost $3,294,237) (2)	3,286,715	3,219,521
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,455,472) (2)	1,442,000	1,419,273
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $114,636) (2)	114,697	114,571
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $283,215) (2)	283,214	282,910
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $1,646,805) (2)	1,649,592	1,641,724
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,961) (2)	280,000	278,303
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014, Cost $1,350,283) (2)	1,350,382	1,341,724
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,920) (2)	892,000	888,555
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,930) (2)	440,000	434,513
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015, Cost $2,439,135) (2)	2,439,341	2,413,378
Flagship Credit Auto Trust 2015-2
1.98%, 10/15/2020 (Acquired 07/29/2015, Cost $2,041,667) (2)	2,041,855	2,032,808
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $2,220,914) (2)	2,220,921	2,209,982
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,884) (2)	568,000	561,573
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,826) (2)	567,000	560,785
Flatiron CLO 2013-1 Ltd
1.72%, 01/17/2026 (Acquired 08/12/2014, Cost $746,072) (2)	750,000	738,630

Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,391,000	1,388,828
1.10%, 11/15/2017	550,000	548,297
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	888,456
Ford Credit Auto Owner Trust 2014-C
0.61%, 08/15/2017	452,753	452,600
1.06%, 05/15/2019	1,040,000	1,037,506
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 10/07/2014, Cost $6,864,496) (2)	6,820,000	6,810,084
Ford Credit Auto Owner Trust 2015-A
0.81%, 01/15/2018	1,384,684	1,383,497
1.28%, 09/15/2019	942,000	940,439
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	2,876,000	2,863,179
1.74%, 02/15/2021	3,338,000	3,321,456
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,899,022) (2)	4,900,000	4,940,314
Ford Credit Floorplan Master Owner Trust A
0.71%, 01/15/2018	1,150,000	1,150,000
2.39%, 08/15/2022	1,374,000	1,366,373
Freedom Trust 2011-2
5.00%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $173,502) (2)	170,097	171,210
Fremont Home Loan Trust 2004-2
1.28%, 07/25/2034	1,229,294	1,064,735
FRT 2013-1 Trust
5.00%, 10/25/2033 (1)	820,313	810,059
Galaxy XVIII CLO Ltd
1.79%, 10/15/2026	2,250,000	2,230,425
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $3,197,856) (2)	3,200,479	3,172,579
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	156	158
6.71%, 04/25/2029	52,184	47,196
GE Dealer Floorplan Master Note Trust
0.90%, 01/20/2020	5,300,000	5,274,067
GE Equipment Midticket LLC
0.78%, 09/22/2020	79,683	79,665
GE Mortgage Services LLC
6.74%, 12/25/2028	9	7
GLC II Trust 2013-1
4.00%, 12/18/2020	2,297,409	2,298,098
GLC Trust 2013-1
3.00%, 07/15/2021	1,897,406	1,892,283
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $2,519,085) (2)	2,519,085	2,504,151
4.30%, 12/15/2020 (Acquired 06/26/2015, Cost $953,962) (2)	954,000	941,955

GM Financial Automobile Leasing Trust 2015-1
1.10%, 12/20/2017	3,090,011	3,084,082
1.53%, 09/20/2018	1,198,000	1,192,110
1.73%, 06/20/2019	502,000	499,074
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $950,565) (2)	949,905	942,685
GMF Floorplan Owner Revolving Trust
0.83%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (2)	4,600,000	4,582,085
GO Financial Auto Securitization Trust 2015-1
1.81%, 03/15/2018	1,622,607	1,619,989
3.59%, 10/15/2020	995,000	990,839
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $3,301,389) (2)	3,301,389	3,297,118
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,788) (2)	1,873,000	1,865,886
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $1,452,521) (2)	1,452,790	1,440,113
Gramercy Park CLO Ltd
1.62%, 07/17/2023 (Acquired 07/10/2014, Cost $1,125,000) (2)	1,125,000	1,120,147
GSAA Trust
0.74%, 03/25/2035	9,900,997	9,767,514
0.69%, 06/25/2035	1,416,574	1,376,411
Hertz Vehicle Financing II LP
2.67%, 09/25/2021 (Acquired 09/30/2015, Cost $7,998,071) (2)	8,000,000	7,899,866
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.62%, 03/25/2036	77,863	69,919
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	910,202	907,643
Honda Auto Receivables 2015-1 Owner Trust
0.70%, 06/15/2017	515,748	515,242
Honda Auto Receivables 2015-3 Owner Trust
1.56%, 10/18/2021	1,936,000	1,924,005
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	4,966,000	4,925,840
HSBC Home Equity Loan Trust USA 2006-4
0.68%, 03/20/2036	6,300,000	5,971,570
HSBC Home Equity Loan Trust USA 2007-1
0.60%, 03/20/2036	28,018	27,894
HSBC Home Equity Loan Trust USA 2007-3
1.60%, 11/20/2036	407,496	406,191
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,043,098	2,038,673
Hyundai Auto Receivables Trust 2015-A
0.68%, 10/16/2017	659,829	659,441
1.05%, 04/15/2019	250,000	248,978
Hyundai Auto Receivables Trust 2015-B
0.69%, 04/16/2018	1,334,212	1,331,412
1.12%, 11/15/2019	1,024,000	1,016,061
Hyundai Auto Receivables Trust 2015-C
1.46%, 02/18/2020	2,287,000	2,278,148

Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	382	381
Invitation Homes 2014-SFR1 Trust
1.35%, 06/17/2031 (Acquired 05/14/2015, Cost $1,992,938) (2)	2,000,000	1,957,116
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.55%, 07/25/2036	4,887,196	4,702,106
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.55%, 11/25/2036	44,191	44,161
KGS-Alpha SBA COOF Trust
0.01%, 08/01/2038 (Acquired 02/19/2014, Cost $561,884) (2)	10,462,875	300,808
KVK CLO 2014-1 Ltd
1.95%, 05/15/2026	7,800,000	7,701,252
3.67%, 05/15/2026	2,000,000	2,011,874
KVK CLO 2014-2 Ltd
1.87%, 07/15/2026	4,250,000	4,211,325
KVK CLO 2015-1 Ltd
1.95%, 05/20/2027	250,000	247,725
Lila Mexican Holdings Llc
3.35%, 08/11/2022 (1)	3,500,000	3,353,000
Limerock CLO II Ltd
1.82%, 04/18/2026 (Acquired 02/26/2014, Cost $248,883) (2)	250,000	246,607
Long Beach Mortgage Loan Trust 2004-1
1.17%, 02/25/2034	1,870,140	1,779,619
Long Beach Mortgage Loan Trust 2004-3
1.28%, 07/25/2034	81,960	78,896
Long Beach Mortgage Loan Trust 2006-WL2
0.62%, 01/25/2036	73,567	71,002
LV Tower 52 Issuer 2013-1
5.50%, 07/15/2019 (1)	3,236,562	3,166,329
7.50%, 07/15/2019 (1)	1,637,891	1,575,160
Magnetite IX Ltd
1.74%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,853) (2)	2,250,000	2,224,800
Magnetite VIII Ltd
1.80%, 04/15/2026 (Acquired 04/16/2014 through 01/21/2015, Cost $13,731,146) (2)	13,750,000	13,660,625
Magnetite XI Ltd
1.77%, 01/18/2027 (Acquired 12/04/2014, Cost $1,492,637) (2)	1,500,000	1,487,159
MarketPlace Loan Trust 2015-OD2
3.25%, 08/17/2017	1,636,532	1,633,643
5.25%, 08/17/2017	712,000	709,200
MarketPlace Loan Trust 2015-OD1
3.25%, 06/17/2017 (Acquired 05/28/2015, Cost $1,187,950) (2)	1,190,222	1,186,199
5.25%, 06/17/2017 (Acquired 05/26/2015, Cost $498,198) (2)	500,000	496,806
MarketPlace Loan Trust 2015-OD3
3.88%, 09/17/2017	4,010,393	3,997,808
5.88%, 09/17/2017	750,000	744,897
MarketPlace Loan Trust 2015-OD4
3.25%, 12/18/2017 (Acquired 12/22/2015, Cost $2,779,697) (2)	2,792,000	2,779,391
Mastr Asset Backed Securities Trust 2005-HE1
1.14%, 05/25/2035	2,000,000	1,953,905

Mastr Asset Backed Securities Trust 2006-NC1
0.72%, 01/25/2036	4,633,000	4,452,221
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	2,455,000	2,449,303
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $990,134) (2)	997,428	1,042,847
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $505,591) (2)	493,227	506,016
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $916,115) (2)	887,544	926,352
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.29%, 11/25/2034	1,737,448	1,573,899
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.59%, 03/25/2036	1,163,498	1,152,465
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $373,052) (2)	381,000	373,532
Nationstar HECM Loan Trust 2015-1A
3.84%, 05/25/2018 (Acquired 06/10/2015, Cost $1,652,966) (2)	1,652,966	1,648,338
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $2,183,249) (2)	2,183,252	2,181,068
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,996) (2)	1,964,000	1,962,036
Nationstar Home Equity Loan Trust 2006-B
0.59%, 09/25/2036	1,261,011	1,260,864
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $126,156) (2)	126,157	126,071
Neuberger Berman CLO Ltd
2.42%, 07/25/2023	250,000	247,216
New Century Home Equity Loan Trust Series 2003-5
5.18%, 11/25/2033	330,265	339,705
Nissan Auto Lease Trust 2015-A
0.99%, 11/15/2017	2,651,437	2,647,365
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	115,438	115,464
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	400,000	398,764
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	4,461,000	4,430,699
Normandy Mortgage Loan Co 2013-NPL3 LLC
4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $162,474) (2)	162,474	162,231
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $2,223,852) (2)	2,223,852	2,212,138
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $956,418) (2)	1,000,000	988,500
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $4,413,090) (2)	4,433,908	4,394,259
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T1
2.31%, 08/15/2046 (Acquired 08/25/2015, Cost $1,750,000) (2)	1,750,000	1,748,810
3.10%, 08/15/2046 (Acquired 08/25/2015, Cost $799,230) (2)	800,000	799,250
3.60%, 08/15/2046 (Acquired 08/25/2015, Cost $1,246,071) (2)	1,250,000	1,246,484

NRZ Advance Receivables Trust Advance Receivables Backed 2015-T2
4.68%, 08/17/2048 (Acquired 08/25/2015, Cost $1,406,000) (2)	1,406,000	1,406,879
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T3
4.27%, 11/15/2046 (Acquired 11/20/2015, Cost $3,750,000) (2)	3,750,000	3,744,694
NRZ Advance Receivables Trust Advance Receivables Backed 2015-T4
3.20%, 11/15/2047 (Acquired 11/20/2015, Cost $6,500,000) (2)	6,500,000	6,479,720
4.67%, 11/15/2047 (Acquired 11/20/2015, Cost $2,000,000) (2)	2,000,000	1,994,350
OAK Hill Advisors Residential Loan Trust 2014-NPL2
3.35%, 04/25/2054 (Acquired 11/05/2014, Cost $2,935,047) (2)	2,935,047	2,917,947
4.00%, 04/25/2054 (Acquired 11/05/2014, Cost $997,840) (2)	1,028,000	1,013,278
Oak Hill Advisors Residential Loan Trust 2015-NPL1
3.47%, 01/25/2055 (Acquired 03/05/2015, Cost $2,238,882) (2)	2,238,882	2,227,997
4.00%, 01/25/2055 (Acquired 03/05/2015, Cost $1,510,141) (2)	1,558,000	1,516,651
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $3,603,220) (2)	3,603,220	3,568,018
4.00%, 07/25/2055 (Acquired 08/04/2015, Cost $620,603) (2)	641,000	621,280
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	4,123	4,377
Ocwen Master Advance Receivables Trust
2.54%, 09/17/2046 (Acquired 9/11/2015, Cost $1,107,999) (2)	1,108,000	1,107,031
4.10%, 09/17/2046 (Acquired 9/11/2015, Cost $2,623,935) (2)	2,628,000	2,623,015
4.26%, 11/15/2046 (Acquired 11/06/2015, Cost $750,999) (2)	751,000	750,925
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (2)	4,768,000	4,753,632
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (2)	730,000	729,927
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (2)	1,750,000	1,747,290
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,765) (2)	2,342,000	2,339,698
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,260) (2)	3,390,000	3,378,194
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,943) (2)	402,000	400,077
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,050,853) (2)	5,049,000	5,039,054
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (2)	1,864,000	1,855,127
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,072) (2)	3,452,000	3,430,598
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,284) (2)	500,000	505,670
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015, Cost $18,062,073) (2)	18,062,000	17,850,332
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,560) (2)	1,627,000	1,612,487
Option One Mortgage Loan Trust
1.26%, 02/25/2033	17,150	15,956
Option One Mortgage Loan Trust 2004-3
1.32%, 11/25/2034	1,691,802	1,560,846
Palmer Square CLO 2015-1 Ltd
1.88%, 05/21/2027 (Acquired 04/10/2015, Cost $249,382) (2)	250,000	247,003
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.36%, 10/25/2034	290,393	289,955
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
1.26%, 01/25/2036	4,800,000	4,577,917

PFS Tax Lien Trust 2014-1
1.44%, 04/15/2016 (Acquired 04/29/2014, Cost $406,968) (2)	406,985	405,492
Prestige Auto Receivables Trust 2014-1
0.97%, 03/15/2018 (Acquired 05/06/2015, Cost $223,628) (2)	223,506	223,067
Pretium Mortgage Credit Partners I 2015-NPL2 LLC
3.75%, 07/27/2030 (Acquired 07/22/2015, Cost $1,388,220) (2)	1,389,469	1,376,239
4.25%, 07/27/2030 (Acquired 07/22/2015, Cost $1,474,842) (2)	1,500,000	1,469,225
Progreso Receivables Funding II LLC
3.50%, 07/08/2019	3,500,000	3,484,950
Progreso Receivables Funding III LLC
3.63%, 02/08/2020 (Acquired 01/20/2015, Cost $3,090,000) (2)	3,090,000	3,060,027
5.50%, 02/08/2020 (Acquired 01/20/2015, Cost $793,000) (2)	793,000	789,669
Progreso Receivables Funding LLC
3.00%, 07/08/2020 (Acquired 06/30/2015, Cost $1,203,000) (2)	1,203,000	1,189,302
5.00%, 07/08/2020 (Acquired 06/30/2015, Cost $605,000) (2)	605,000	605,000
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,405,937) (2)	3,406,000	3,324,038
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,967) (2)	2,012,000	1,943,307
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,959) (2)	2,138,000	2,041,784
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,978) (2)	892,000	840,493
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (Acquired 10/23/2015, Cost $5,256,798) (2)	5,257,000	5,182,232
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $294,989) (2)	295,000	293,370
5.66%, 11/12/2032 (Acquired 10/23/2015, Cost $999,984) (2)	1,000,000	988,839
PURCHASING POWER FUNDING 2015-A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (2)	3,500,000	3,485,556
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	4,290	4,358
Race Point VIII CLO Ltd
1.62%, 02/20/2025 (Acquired 02/19/2015, Cost $248,085) (2)	250,000	245,900
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	22,528	22,584
RAMP Series 2004-RS11 Trust
1.35%, 11/25/2034	210,914	208,849
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	30,503	30,834
RAMP Series 2006-RZ1 Trust
0.72%, 03/25/2036	1,045,176	1,022,998
RASC Series 2002-KS4 Trust
0.92%, 07/25/2032	4,974	4,415
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	38,283	38,239
RASC Series 2003-KS5 Trust
1.00%, 07/25/2033	5,782	5,135
3.62%, 07/25/2033	2,178	2,119
RASC Series 2003-KS9 Trust
1.06%, 11/25/2033	7,392	6,210

RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	4,662	4,709
RASC Series 2005-KS6 Trust
1.04%, 07/25/2035	1,550,000	1,471,778
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $802,767) (1)(2)	799,699	799,769
Regatta V Funding Ltd
1.88%, 10/25/2026	1,000,000	992,800
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	310,658	165,249
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	196,489	198,287
RMAT 2015-NPL1 LLC
3.75%, 05/25/2055	1,682,234	1,673,486
Santander Drive Auto Receivables Trust
1.84%, 11/18/2019 (Acquired 06/10/2015, Cost $286,066) (2)	286,068	284,637
1.97%, 03/16/2021 (Acquired 06/10/2015, Cost $1,115,646) (2)	1,115,675	1,110,096
Santander Drive Auto Receivables Trust 2013-2
1.33%, 03/15/2018	567,003	566,998
Santander Drive Auto Receivables Trust 2013-3
1.19%, 05/15/2018	330,811	330,684
Santander Drive Auto Receivables Trust 2014-2
0.80%, 04/16/2018	2,355,460	2,353,833
Santander Drive Auto Receivables Trust 2014-3
0.81%, 07/16/2018	2,445,900	2,443,539
Santander Drive Auto Receivables Trust 2014-4
0.67%, 01/16/2018	106,022	105,988
1.82%, 05/15/2019	363,000	363,314
Santander Drive Auto Receivables Trust 2015-2
2.44%, 04/15/2021	955,000	944,641
Santander Drive Auto Receivables Trust 2015-3
2.07%, 04/15/2020	2,174,000	2,168,256
Santander Drive Auto Receivables Trust 2015-4
1.03%, 12/17/2018	6,500,000	6,497,673
1.20%, 12/17/2018	4,218,000	4,209,667
2.97%, 03/15/2021	2,218,000	2,214,793
Santander Drive Auto Receivables Trust 2015-5
1.08%, 12/17/2018	12,807,000	12,806,996
2.74%, 12/15/2021	1,217,000	1,207,055
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $1,144,205) (2)	1,144,230	1,138,509
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	154,513	156,028
Securitized Asset Backed Receivables LLC Trust 2005-EC1
1.04%, 01/25/2035	73,461	72,676
Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.75%, 10/25/2035 (Acquired 03/13/2014, Cost $1,382,085) (2)	1,397,157	1,381,977
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.38%, 01/25/2036	82,963	60,617

Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,152,245) (2)	1,155,018	1,141,844
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (Acquired 11/05/2015, Cost $849,007) (2)	849,080	847,753
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $218,937) (2)	218,940	218,842
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.09%, 10/25/2035	396,534	386,364
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.72%, 12/25/2036	2,225,000	2,160,060
SpringCastle America Funding LLC
2.70%, 05/25/2023 (Acquired 09/18/2014, Cost $5,988,304) (2)	5,988,599	5,975,147
4.61%, 10/25/2027 (Acquired 09/18/2014, Cost $1,749,687) (2)	1,750,000	1,753,647
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $511,136) (2)	516,000	516,294
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,126,015) (2)	1,140,000	1,137,264
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $11,531,302) (2)	11,533,000	11,499,812
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,866) (2)	583,000	581,614
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015, Cost $14,398,102) (2)	14,392,000	14,291,101
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,711) (2)	1,087,000	1,075,446
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T2
4.23%, 01/15/2047 (Acquired 12/10/2015, Cost $1,718,919) (2)	1,719,000	1,716,731
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3
4.43%, 07/15/2047 (Acquired 12/10/2015, Cost $1,781,922) (2)	1,782,000	1,782,000
Structured Asset Investment Loan Trust 2004-4
1.22%, 04/25/2034	720,327	666,023
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	68,130	67,808
3.45%, 02/25/2032	157,323	155,488
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	22,686	23,761
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	246,528	253,977
5.55%, 03/25/2034	197,159	204,997
Sunset Mortgage Loan Co 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $2,955,707) (2)	2,955,707	2,940,928
Synchrony Credit Card Master Note Trust
0.78%, 03/15/2020	17,700,000	17,671,156
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,929,311
Synchrony Credit Card Master Note Trust 2015-2
1.60%, 04/15/2021	4,000,000	3,971,948
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	6,100,000	6,052,311
TCF Auto Receivables Owner Trust 2015-2
2.06%, 04/15/2020 (Acquired 11/18/2015, Cost $9,999,178) (2)	10,000,000	9,975,229

THL Credit Wind River 2014-3 CLO Ltd
1.94%, 01/22/2027	5,750,000	5,709,750
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,316,333) (2)	1,316,567	1,315,044
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,844) (2)	2,385,000	2,381,281
Toyota Auto Receivables 2014-C Owner Trust
0.51%, 02/15/2017	343,050	342,901
0.93%, 07/16/2018	691,000	689,538
Trafigura Securitisation Finance Plc. 2014-1
1.28%, 10/15/2021 (Acquired 10/23/2014, Cost $3,719,000) (1)(2)	3,719,000	3,697,802
Tricon American Homes 2015-SFR1 Trust
1.57%, 05/17/2032 (Acquired 04/28/2015, Cost $957,000) (2)	957,000	937,318
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $1,020,370) (2)	1,021,582	1,018,047
Truman Capital Mortgage Loan Trust 2014-NPL2
3.13%, 06/25/2054 (Acquired 09/09/2014, Cost $89,552) (2)	89,640	89,442
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $859,858) (2)	877,000	859,134
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $672,734) (2)	673,471	670,866
US Residential Opportunity Fund II Trust 2015-1
3.72%, 02/27/2035 (Acquired 02/19/2015, Cost $2,141,838) (2)	2,145,223	2,134,767
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 02/06/2015, Cost $3,734,134) (2)	3,732,967	3,708,832
USAA Auto Owner Trust 2015-1
1.20%, 06/17/2019	1,558,000	1,550,814
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015, Cost $4,949,902) (2)	4,958,758	4,872,546
Vibrant CLO Ltd 2015-3
1.95%, 04/20/2026	5,250,000	5,186,102
Volkswagen Auto Lease Trust 2015-A
0.87%, 06/20/2017	1,228,941	1,226,558
VOLT NPL X LLC
3.38%, 10/25/2054 (Acquired 11/13/2014, Cost $749,018) (2)	749,827	742,678
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $1,829,766) (2)	1,831,535	1,823,152
VOLT XL LLC
4.38%, 11/27/2045 (Acquired 12/08/2015, Cost $2,513,088) (2)	2,515,000	2,512,004
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/25/2015, Cost $2,199,624) (2)	2,201,803	2,172,009
4.25%, 02/25/2055 (Acquired 02/25/2015, Cost $655,497) (2)	666,826	642,503
VOLT XXIV LLC
3.50%, 02/25/2055	4,111,556	4,064,977
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $7,030,773) (2)	7,038,221	6,935,565
VOLT XXVI LLC
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $3,295,556) (2)	3,299,141	3,289,018
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,356,282) (2)	1,380,166	1,370,568

VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014, Cost $4,104,558) (2)	4,109,213	4,077,376
VOLT XXX LLC
3.63%, 10/25/2057 (Acquired 01/15/2015, Cost $4,393,810) (2)	4,394,792	4,380,444
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015, Cost $2,262,607) (2)	2,264,892	2,233,228
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $3,421,960) (2)	3,425,235	3,365,411
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $2,597,051) (2)	2,599,410	2,559,866
VOLT XXXVIII, LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $1,174,284) (2)	1,175,246	1,162,780
Voya CLO 2013-3 Ltd
1.77%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (2)	7,400,000	7,314,160
2.12%, 01/18/2026 (Acquired 11/26/2013, Cost $8,879,228) (2)	9,000,000	8,794,800
Westgate Resorts 2012-A LLC
2.25%, 08/20/2025 (Acquired 01/12/2015, Cost $895,582) (2)	894,426	893,816
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $489,120) (2)	489,164	483,943
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $214,326) (2)	214,507	214,474
World Financial Network Credit Card Master Trust
0.81%, 02/15/2022	964,000	958,174
World Omni Auto Receivables Trust 2015-A
0.79%, 07/16/2018	756,378	755,322
1.34%, 05/15/2020	643,000	639,930

Total Asset-Backed Obligations (Cost $980,155,536)		$975,274,170

Corporate Bonds - 30.18%
Basic Materials - 1.21%
Agrium Inc
3.15%, 10/01/2022	875,000	$837,155
3.38%, 03/15/2025	430,000	392,539
4.13%, 03/15/2035	1,960,000	1,667,184
6.13%, 01/15/2041	2,850,000	3,035,313
5.25%, 01/15/2045	712,000	663,674
Alcoa Inc
6.15%, 08/15/2020	3,484,000	3,597,230
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $250,400) (2)	215,000	193,500
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039	2,574,000	1,756,341
BHP Billiton Finance USA Ltd
5.40%, 03/29/2017	165,000	171,896
6.50%, 04/01/2019	284,000	312,860
3.85%, 09/30/2023	646,000	611,711
5.00%, 09/30/2043	3,530,000	3,198,819
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $2,655,000) (2)	2,655,000	2,598,581

CF Industries Inc
7.13%, 05/01/2020	900,000	1,015,859
5.38%, 03/15/2044	2,040,000	1,774,124
Corp Nacional del Cobre de Chile
4.88%, 11/04/2044 (Acquired 07/28/2015, Cost $342,659) (2)	370,000	295,226
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	113,181
4.13%, 11/15/2021	940,000	985,773
3.00%, 11/15/2022	448,000	429,178
7.38%, 11/01/2029	339,000	418,900
5.25%, 11/15/2041	199,000	193,967
4.38%, 11/15/2042	1,570,000	1,367,845
Eastman Chemical Co
2.70%, 01/15/2020	7,390,000	7,319,994
4.50%, 01/15/2021	5,175,000	5,458,528
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,872,146
2.25%, 01/12/2020	233,000	231,740
5.50%, 12/08/2041	103,000	112,121
EI du Pont de Nemours & Co
5.60%, 12/15/2036	155,000	160,202
4.90%, 01/15/2041	161,000	153,956
Freeport-McMoRan Inc
2.15%, 03/01/2017	1,001,000	915,915
3.55%, 03/01/2022	5,025,000	2,914,500
3.88%, 03/15/2023	844,000	481,080
5.40%, 11/14/2034	1,159,000	614,270
5.45%, 03/15/2043	841,000	437,320
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,459,455) (2)	3,160,000	3,486,775
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,264,810) (2)	5,380,000	5,444,668
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $193,748) (2)	188,000	187,295
4.50%, 10/25/2022 (Acquired 11/20/2013, Cost $4,837,197) (2)	5,000,000	3,775,000
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $525,035) (2)	537,000	448,395
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,942) (2)	54,000	39,825
4.63%, 04/29/2024 (Acquired 04/22/2014, Cost $1,026,451) (2)	1,000,000	724,200
Goldcorp Inc
3.63%, 06/09/2021	1,810,000	1,699,784
International Paper Co
5.00%, 09/15/2035	2,065,000	2,047,850
6.00%, 11/15/2041	3,150,000	3,303,314
5.15%, 05/15/2046	1,085,000	1,032,220
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,439,697
LYB International Finance BV
5.25%, 07/15/2043	760,000	729,200
4.88%, 03/15/2044	1,500,000	1,369,709

LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	3,925,319
4.63%, 02/26/2055	545,000	441,970
MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,761,413
9.75%, 06/15/2020	17,000	20,933
8.20%, 01/15/2030	537,000	696,209
Monsanto Co
4.40%, 07/15/2044	605,000	501,099
4.70%, 07/15/2064	91,000	69,095
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,230,493
4.25%, 11/15/2023	9,279,000	9,190,887
5.45%, 11/15/2033	814,000	822,542
4.88%, 11/15/2041	52,000	45,265
5.63%, 11/15/2043	3,515,000	3,369,307
Nucor Corp
4.00%, 08/01/2023	176,000	170,710
Placer Dome Inc
6.45%, 10/15/2035	203,000	157,328
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	31,675
6.50%, 05/15/2019	392,000	443,600
3.00%, 04/01/2025	1,100,000	1,033,768
PPG Industries Inc
6.65%, 03/15/2018	112,000	122,697
9.00%, 05/01/2021	217,000	275,798
5.50%, 11/15/2040	118,000	131,444
Praxair Inc
5.20%, 03/15/2017	50,000	52,190
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	52,425
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	930,539
3.50%, 11/02/2020	132,000	129,436
3.75%, 09/20/2021	388,000	377,340
3.75%, 06/15/2025	8,735,000	7,935,424
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	454,405
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,576) (2)	537,000	171,840
Southern Copper Corp
5.88%, 04/23/2045	2,300,000	1,760,024
Teck Resources Ltd
4.75%, 01/15/2022	1,709,000	828,865
3.75%, 02/01/2023	453,000	209,512

Union Carbide Corp
7.50%, 06/01/2025	624,000	742,519
7.75%, 10/01/2096	681,000	813,272
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	3,784,145
8.25%, 01/17/2034	424,000	339,671
6.88%, 11/21/2036	167,000	116,740
6.88%, 11/10/2039	107,000	74,355

		121,244,814

Communications - 2.41%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	119,925
7.25%, 05/18/2018	203,000	226,477
3.00%, 09/15/2022	380,000	374,488
8.88%, 04/26/2023	108,000	141,319
9.50%, 07/15/2024	175,000	238,411
7.30%, 04/30/2028	454,000	544,122
7.63%, 11/30/2028	310,000	390,894
6.20%, 12/15/2034	258,000	292,791
6.65%, 11/15/2037	310,000	360,239
6.90%, 08/15/2039	155,000	183,258
Amazon.com Inc
3.80%, 12/05/2024	1,086,000	1,130,341
4.80%, 12/05/2034	854,000	898,702
America Movil SAB de CV
2.38%, 09/08/2016	441,000	442,632
5.00%, 10/16/2019	3,500,000	3,781,088
5.00%, 03/30/2020	7,300,000	7,922,121
3.13%, 07/16/2022	374,000	367,480
6.13%, 03/30/2040	283,000	310,929
AT&T Inc
5.50%, 02/01/2018	543,000	580,446
4.45%, 05/15/2021	362,000	385,434
3.88%, 08/15/2021	494,000	511,132
3.00%, 02/15/2022	1,219,000	1,195,617
3.00%, 06/30/2022	2,649,000	2,576,870
3.90%, 03/11/2024	3,750,000	3,831,008
3.40%, 05/15/2025	4,538,000	4,361,994
4.50%, 05/15/2035	6,946,000	6,424,744
6.30%, 01/15/2038	743,000	813,384
5.35%, 09/01/2040	1,094,000	1,080,533
4.30%, 12/15/2042	2,472,000	2,112,057
4.80%, 06/15/2044	4,305,000	3,943,965
4.35%, 06/15/2045	511,000	439,156
4.75%, 05/15/2046	3,860,000	3,533,537
BellSouth LLC
6.88%, 10/15/2031	1,100,000	1,202,430
6.55%, 06/15/2034	2,520,000	2,634,879

British Telecommunications PLC
5.95%, 01/15/2018	289,000	311,611
2.35%, 02/14/2019	220,000	220,605
9.63%, 12/15/2030	721,000	1,053,154
CBS Corp
1.95%, 07/01/2017	4,840,000	4,841,868
3.70%, 08/15/2024	848,000	825,131
4.00%, 01/15/2026	1,000,000	975,695
5.50%, 05/15/2033	77,000	76,088
5.90%, 10/15/2040	67,000	69,337
4.90%, 08/15/2044	315,000	286,393
CCO Safari II LLC
3.58%, 07/23/2020 (Acquired 07/09/2015, Cost $3,544,544) (2)	3,548,000	3,527,677
4.46%, 07/23/2022 (Acquired 07/09/2015, Cos $1,753,000) (2)	1,753,000	1,746,900
6.38%, 10/23/2035 (Acquired 07/09/2015 through 07/29/2015, Cost $2,035,709) (2)	2,005,000	2,023,516
6.83%, 10/23/2055 (Acquired 07/09/2015, Cost $690,000) (2)	690,000	678,914
Centel Capital Corp
9.00%, 10/15/2019	464,000	531,558
CenturyLink Inc
5.15%, 06/15/2017	322,000	330,855
Cisco Systems Inc
5.50%, 02/22/2016	155,000	155,989
2.90%, 03/04/2021	186,000	191,285
3.00%, 06/15/2022	889,000	904,260
3.63%, 03/04/2024	550,000	574,209
3.50%, 06/15/2025	467,000	480,825
5.90%, 02/15/2039	515,000	628,166
5.50%, 01/15/2040	481,000	564,316
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	748,355
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	112,939
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	246,807
Comcast Corp
6.50%, 01/15/2017	103,000	108,422
4.25%, 01/15/2033	1,895,000	1,862,029
4.20%, 08/15/2034	4,915,000	4,867,993
6.50%, 11/15/2035	1,342,000	1,681,907
6.45%, 03/15/2037	310,000	385,809
6.95%, 08/15/2037	107,000	140,161
Cox Communications Inc
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $323,057) (2)	348,000	316,329
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,996,991) (2)	2,000,000	1,833,770
4.80%, 02/01/2035 (Acquired 12/05/2014, Cost $7,148,460) (2)	7,150,000	5,914,909
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,101) (2)	134,000	147,588
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $315,981) (2)	273,000	313,720
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (2)	589,000	581,143

Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,567,224) (2)	4,529,000	4,557,352
6.00%, 07/08/2019	209,000	233,970
8.75%, 06/15/2030	648,000	898,953
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,205) (2)	240,000	244,406
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	612,378
3.80%, 03/15/2022	1,665,000	1,676,538
3.95%, 01/15/2025	205,000	202,251
6.00%, 08/15/2040	2,106,000	2,153,598
6.38%, 03/01/2041	329,000	353,114
5.15%, 03/15/2042	730,000	680,124
Discovery Communications LLC
4.38%, 06/15/2021	752,000	770,611
4.95%, 05/15/2042	1,161,000	971,960
eBay Inc
2.60%, 07/15/2022	2,356,000	2,193,886
3.45%, 08/01/2024	960,000	917,811
4.00%, 07/15/2042	213,000	168,210
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	379,746
GTE Corp
8.75%, 11/01/2021	114,000	140,925
6.94%, 04/15/2028	351,000	415,664
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (2)	271,000	262,800
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (2)	314,000	309,133
Historic TW Inc
9.15%, 02/01/2023	347,000	450,484
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	760,688
6.40%, 04/30/2040	372,000	463,751
5.95%, 04/01/2041	527,000	630,284
4.45%, 01/15/2043	1,765,000	1,728,062
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,570,520
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	236,092
Ooredoo International Finance Ltd
3.88%, 01/31/2028 (Acquired 07/30/2015, Cost $1,171,549) (2)	1,210,000	1,147,695
Orange SA
2.75%, 09/14/2016	437,000	441,898
2.75%, 02/06/2019	3,000,000	3,042,780
9.00%, 03/01/2031	1,393,000	1,966,086
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,049,635

Rogers Communications Inc
4.10%, 10/01/2023	1,255,000	1,293,739
3.63%, 12/15/2025	4,350,000	4,279,125
8.75%, 05/01/2032	258,000	348,799
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $428,477) (2)	361,000	462,080
Sky PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $286,016) (2)	287,000	280,468
Sprint Capital Corp
6.90%, 05/01/2019	301,000	245,315
8.75%, 03/15/2032	38,000	28,500
TCI Communications Inc
7.13%, 02/15/2028	138,000	178,475
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,400,000
7.18%, 06/18/2019	215,000	237,042
7.20%, 07/18/2036	1,644,000	1,660,440
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	478,761
6.22%, 07/03/2017	545,000	579,193
3.19%, 04/27/2018	221,000	225,313
5.13%, 04/27/2020	500,000	546,121
5.46%, 02/16/2021	233,000	260,433
Telstra Corp Ltd
3.13%, 04/07/2025 (Acquired 03/30/2015, Cost $2,281,347) (2)	2,285,000	2,193,173
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	237,197
3.95%, 09/30/2021	934,000	964,527
3.85%, 09/29/2024	342,000	335,199
4.50%, 05/23/2043	312,000	271,168
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	104,616
6.75%, 07/01/2018	5,490,000	5,991,089
8.75%, 02/14/2019	184,000	213,504
8.25%, 04/01/2019	222,000	255,131
6.55%, 05/01/2037	375,000	379,290
7.30%, 07/01/2038	758,000	822,042
6.75%, 06/15/2039	539,000	540,917
5.88%, 11/15/2040	475,000	450,048
5.50%, 09/01/2041	385,000	347,912
Time Warner Entertainment Co LP
8.38%, 07/15/2033	879,000	1,037,006
Time Warner Inc
4.75%, 03/29/2021	585,000	629,103
4.00%, 01/15/2022	900,000	932,791
7.57%, 02/01/2024	330,000	403,782
3.60%, 07/15/2025	6,160,000	5,999,335
7.63%, 04/15/2031	4,513,000	5,584,057
7.70%, 05/01/2032	842,000	1,051,148

6.50%, 11/15/2036	257,000	290,967
6.20%, 03/15/2040	323,000	354,688
6.25%, 03/29/2041	170,000	188,787
5.38%, 10/15/2041	181,000	185,184
4.65%, 06/01/2044	2,145,000	1,967,478
4.85%, 07/15/2045	1,670,000	1,589,214
Twenty-First Century Fox America, Inc.
4.75%, 09/15/2044	2,006,000	1,929,002
Verizon Communications Inc
1.35%, 06/09/2017	889,000	886,469
2.63%, 02/21/2020	1,205,000	1,209,422
4.50%, 09/15/2020	1,070,000	1,149,775
3.00%, 11/01/2021	1,975,000	1,970,142
5.15%, 09/15/2023	2,630,000	2,891,532
6.40%, 09/15/2033	7,405,000	8,436,731
4.40%, 11/01/2034	2,056,000	1,896,927
5.85%, 09/15/2035	149,000	159,255
4.27%, 01/15/2036	6,861,000	6,192,780
6.55%, 09/15/2043	49,000	58,172
4.86%, 08/21/2046	9,143,000	8,649,900
4.52%, 09/15/2048	8,941,000	7,995,123
5.01%, 08/21/2054	5,813,000	5,321,278
4.67%, 03/15/2055	8,143,000	7,063,800
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	101,863
Verizon New England Inc
7.88%, 11/15/2029	1,159,000	1,431,970
Verizon New York Inc
7.38%, 04/01/2032	91,000	102,721
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	462,913
8.35%, 12/15/2030	540,000	645,153
Viacom Inc
6.25%, 04/30/2016	32,000	32,493
2.75%, 12/15/2019	149,000	147,041
3.88%, 12/15/2021	581,000	571,435
3.13%, 06/15/2022	286,000	265,067
3.25%, 03/15/2023	69,000	63,036
4.85%, 12/15/2034	156,000	127,392
4.50%, 02/27/2042	209,000	156,703
4.38%, 03/15/2043	718,000	525,950
Vodafone Group PLC
1.63%, 03/20/2017	857,000	855,737
1.50%, 02/19/2018	784,000	775,337
2.50%, 09/26/2022	38,000	35,211
2.95%, 02/19/2023	40,000	37,501

		240,215,029

Consumer Cyclical - 1.61%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015 $345,545) (2)	360,036	359,586
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	117,613	124,670
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,464,116	4,709,642
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,934,443	2,831,737
American Honda Finance Corp
2.25%, 08/15/2019	739,000	740,881
Arrow Electronics Inc
3.00%, 03/01/2018	197,000	196,838
6.88%, 06/01/2018	279,000	303,801
6.00%, 04/01/2020	478,000	519,693
4.50%, 03/01/2023	183,000	184,895
7.50%, 01/15/2027	992,000	1,169,722
Bed Bath & Beyond Inc
4.92%, 08/01/2034	1,865,000	1,662,965
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	14,234	14,626
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	37,943	40,978
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,966,596	6,588,912
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	196,437	201,348
CVS Health Corp
3.50%, 07/20/2022	3,401,000	3,462,425
4.00%, 12/05/2023	6,000,000	6,235,626
4.88%, 07/20/2035	2,771,000	2,862,202
5.30%, 12/05/2043	3,260,000	3,530,922
5.13%, 07/20/2045	869,000	915,433
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $741,237) (2)	673,174	738,984
Daimler Finance North America LLC
2.63%, 09/15/2016 (Acquired 08/12/2014 through 12/22/2014, Cost $546,498) (2)	542,000	546,699
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,023,999) (2)	1,011,000	1,023,113
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,292,974) (2)	3,300,000	3,270,303
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,076,791) (2)	3,080,000	3,067,880
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,660) (2)	195,000	195,297
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,472) (2)	300,000	298,024
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,222,525) (2)	3,250,000	3,207,711
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,568,083) (2)	3,575,000	3,495,045
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,890) (2)	700,000	690,552
8.50%, 01/18/2031	155,000	224,787
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,940,469	3,386,832
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	273,700	287,385

Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	94,012	99,653
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	316,806	334,231
DR Horton Inc
6.50%, 04/15/2016	107,000	108,070
Ford Motor Co
4.75%, 01/15/2043	7,240,000	6,824,446
Ford Motor Credit Co LLC
1.46%, 03/27/2017	5,710,000	5,656,023
2.15%, 01/09/2018	386,000	384,609
2.24%, 06/15/2018	942,000	933,498
2.55%, 10/05/2018	1,500,000	1,489,318
3.16%, 08/04/2020	1,300,000	1,296,085
3.20%, 01/15/2021	3,514,000	3,490,495
4.13%, 08/04/2025	265,000	264,195
Gap Inc/The
5.95%, 04/12/2021	368,000	389,479
General Motors Co
4.00%, 04/01/2025	8,070,000	7,645,219
6.25%, 10/02/2043	1,754,000	1,850,712
General Motors Financial Co Inc
2.63%, 07/10/2017	4,820,000	4,834,604
3.10%, 01/15/2019	4,609,000	4,603,280
3.20%, 07/13/2020	1,682,000	1,656,099
3.45%, 04/10/2022	4,820,000	4,626,347
Home Depot Inc/The
2.63%, 06/01/2022	347,000	346,678
5.88%, 12/16/2036	5,490,000	6,691,959
4.40%, 03/15/2045	268,000	277,021
4.25%, 04/01/2046	655,000	669,555
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,692) (2)	2,717,000	2,708,816
Johnson Controls Inc
4.25%, 03/01/2021	344,000	353,671
3.75%, 12/01/2021	475,000	478,717
3.63%, 07/02/2024	161,000	155,543
6.00%, 01/15/2036	107,000	111,683
5.25%, 12/01/2041	722,000	661,614
4.63%, 07/02/2044	2,316,000	1,962,789
4.95%, 07/02/2064	1,380,000	1,119,852
Lowe’s Cos Inc
3.38%, 09/15/2025	477,000	484,640
5.50%, 10/15/2035	550,000	640,760
7.11%, 05/15/2037	361,000	465,948
5.13%, 11/15/2041	238,000	263,306
4.65%, 04/15/2042	449,000	474,590

Macy’s Retail Holdings Inc
7.45%, 07/15/2017	134,000	144,781
3.45%, 01/15/2021	201,000	199,919
3.88%, 01/15/2022	950,000	935,826
2.88%, 02/15/2023	421,000	381,797
4.38%, 09/01/2023	192,000	191,304
6.90%, 01/15/2032	400,000	441,460
4.50%, 12/15/2034	368,000	307,530
5.13%, 01/15/2042	101,000	86,808
Marriott International Inc/MD
3.00%, 03/01/2019	7,250,000	7,349,651
McDonald’s Corp
2.75%, 12/09/2020	1,379,000	1,378,320
3.70%, 01/30/2026	3,712,000	3,709,873
4.70%, 12/09/2035	216,000	215,184
6.30%, 10/15/2037	1,054,000	1,235,601
4.88%, 12/09/2045	2,031,000	2,041,937
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $720,513) (2)	727,000	723,603
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $504,546) (2)	500,000	506,384
Nordstrom Inc
4.00%, 10/15/2021	398,000	420,709
PACCAR Financial Corp
1.05%, 12/06/2018	3,000,000	3,005,880
Starbucks Corp
4.30%, 06/15/2045	604,000	626,433
Target Corp
6.00%, 01/15/2018	217,000	236,542
3.50%, 07/01/2024	355,000	368,503
Toyota Motor Credit Corp
1.75%, 05/22/2017	516,000	519,313
1.45%, 01/12/2018	3,533,000	3,526,482
2.80%, 07/13/2022	640,000	637,410
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	24,358	25,820
Walgreen Co
3.10%, 09/15/2022	871,000	843,859
Walgreens Boots Alliance Inc
3.30%, 11/18/2021	907,000	889,907
3.80%, 11/18/2024	670,000	650,522
4.50%, 11/18/2034	1,079,000	985,368
4.80%, 11/18/2044	1,715,000	1,557,980
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	3,944,884
7.55%, 02/15/2030	72,000	101,516
5.25%, 09/01/2035	124,000	141,257
6.20%, 04/15/2038	108,000	135,419
WW Grainger Inc
4.60%, 06/15/2045	423,000	442,579

		160,353,380

Consumer Non-cyclical - 3.59%
AbbVie Inc
1.75%, 11/06/2017	866,000	864,365
1.80%, 05/14/2018	7,230,000	7,197,183
2.90%, 11/06/2022	574,000	555,712
3.20%, 11/06/2022	469,000	461,846
3.60%, 05/14/2025	12,060,000	11,903,968
4.50%, 05/14/2035	4,031,000	3,946,692
Actavis Funding SCS
3.00%, 03/12/2020	4,199,000	4,195,654
3.45%, 03/15/2022	1,198,000	1,199,913
3.80%, 03/15/2025	2,355,000	2,343,190
4.55%, 03/15/2035	6,258,000	6,082,513
4.75%, 03/15/2045	1,020,000	994,356
Actavis Inc
3.25%, 10/01/2022	271,000	266,566
ADT Corp/The
3.50%, 07/15/2022	577,000	516,415
4.88%, 07/15/2042	323,000	230,945
Aetna Inc
6.75%, 12/15/2037	341,000	429,507
4.50%, 05/15/2042	205,000	201,202
4.75%, 03/15/2044	1,800,000	1,823,256
Allergan Inc/United States
2.80%, 03/15/2023	700,000	659,396
Amgen Inc
5.70%, 02/01/2019	204,000	224,960
2.13%, 05/01/2020	123,000	121,372
3.88%, 11/15/2021	722,000	752,565
2.70%, 05/01/2022	5,600,000	5,436,200
3.13%, 05/01/2025	525,000	498,782
5.75%, 03/15/2040	4,215,000	4,559,707
4.95%, 10/01/2041	464,000	459,273
5.15%, 11/15/2041	1,496,000	1,517,602
5.65%, 06/15/2042	522,000	564,410
5.38%, 05/15/2043	1,020,000	1,082,950
4.40%, 05/01/2045	918,000	849,940
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	110,116
5.75%, 04/01/2036	114,000	123,725
Anheuser-Busch InBev Finance Inc
2.63%, 01/17/2023	160,000	153,616
3.70%, 02/01/2024	960,000	979,879
4.00%, 01/17/2043	2,030,000	1,827,985
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	132,000	152,611

Anthem Inc
2.30%, 07/15/2018	289,000	288,517
3.13%, 05/15/2022	484,000	475,214
3.30%, 01/15/2023	271,000	263,484
3.50%, 08/15/2024	694,000	677,669
4.63%, 05/15/2042	400,000	377,715
4.65%, 01/15/2043	391,000	372,222
5.10%, 01/15/2044	1,881,000	1,886,861
4.65%, 08/15/2044	395,000	376,448
AstraZeneca PLC
2.38%, 11/16/2020	7,302,000	7,252,616
3.38%, 11/16/2025	3,757,000	3,730,164
BAT International Finance PLC
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $6,989,717) (2)	7,010,000	7,216,171
Baxalta Inc
3.60%, 06/23/2022 (Acquired 06/18/2015, Cost $366,705) (2)	367,000	367,099
5.25%, 06/23/2045 (Acquired 06/18/2015, Cost $2,098,205) (2)	2,112,000	2,118,608
Baxter International Inc
1.85%, 06/15/2018	183,000	181,901
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $466,766) (2)	471,000	474,539
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,702,132
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	77,767
2.68%, 12/15/2019	154,000	154,881
3.73%, 12/15/2024	4,267,000	4,306,163
Biogen Inc
3.63%, 09/15/2022	673,000	680,535
5.20%, 09/15/2045	366,000	366,105
Brown-Forman Corp
4.50%, 07/15/2045	375,000	387,543
Bunge Ltd Finance Corp
3.20%, 06/15/2017	4,010,000	4,049,458
8.50%, 06/15/2019	7,456,000	8,630,723
3.50%, 11/24/2020	283,000	281,550
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	489,999
Cardinal Health Inc
3.75%, 09/15/2025	412,000	418,512
4.90%, 09/15/2045	315,000	321,831
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $171,998) (2)	160,000	171,762
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $336,169) (2)	294,000	338,252
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $295,621) (2)	281,000	300,818
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $792,857) (2)	800,000	805,052
Celgene Corp
3.25%, 08/15/2022	1,220,000	1,210,384

4.00%, 08/15/2023	298,000	305,992
3.63%, 05/15/2024	686,000	675,040
5.00%, 08/15/2045	302,000	303,155
Cigna Corp
3.25%, 04/15/2025	970,000	952,624
5.38%, 02/15/2042	3,040,000	3,330,059
City of Hope
5.62%, 11/15/2043	1,522,000	1,712,165
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,278,000	1,237,825
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	9,874,334
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	235,035
5.82%, 06/15/2017	644,000	679,359
2.10%, 03/15/2018	189,000	188,445
4.95%, 08/15/2020	215,000	229,901
9.75%, 03/01/2021	1,750,000	2,189,568
7.00%, 10/01/2028	1,250,000	1,476,807
Danaher Corp
2.40%, 09/15/2020	280,000	280,022
Diageo Investment Corp
8.00%, 09/15/2022	516,000	654,290
DP World Ltd
6.85%, 07/02/2037 (Acquired 09/25/2013, Cost $1,276,167) (2)	1,160,000	1,139,700
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $278,316) (2)	275,000	278,342
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $44,140) (2)	41,000	44,031
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,929,711) (2)	4,875,000	4,907,774
2.35%, 10/15/2019 (Acquired 06/30/2014, Cost $7,037,693) (2)	7,055,000	6,955,708
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $416,890) (2)	400,000	423,427
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $580,071) (2)	508,000	598,511
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,820) (2)	357,000	383,181
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,591) (2)	300,000	278,794
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,592,248
4.75%, 11/15/2021	4,000,000	4,289,760
3.50%, 06/15/2024	897,000	884,191
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	464,075
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,385,944) (2)	5,100,000	5,343,357
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $5,104,082) (2)	4,738,000	5,150,675
Gilead Sciences Inc
3.25%, 09/01/2022	431,000	434,129
3.70%, 04/01/2024	900,000	921,963
3.50%, 02/01/2025	374,000	377,153
4.60%, 09/01/2035	333,000	338,420

5.65%, 12/01/2041	2,910,000	3,315,785
4.75%, 03/01/2046	3,132,000	3,167,605
GlaxoSmithKline Capital Inc
6.38%, 05/15/2038	217,000	276,940
GlaxoSmithKline Capital PLC
2.85%, 05/08/2022	320,000	322,624
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,318) (2)	3,000,000	2,915,637
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $297,421) (2)	299,000	297,818
Humana Inc
7.20%, 06/15/2018	215,000	240,608
JM Smucker Co/The
3.00%, 03/15/2022	4,750,000	4,726,226
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,180,161
4.50%, 12/05/2043	2,780,000	3,023,472
Kellogg Co
1.75%, 05/17/2017	262,000	262,126
3.25%, 05/21/2018	234,000	239,909
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	60,260
2.40%, 03/01/2022	140,000	138,055
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	583,015
5.38%, 02/10/2020	138,000	151,116
3.50%, 06/06/2022	768,000	776,657
6.88%, 01/26/2039	2,365,000	2,803,213
6.50%, 02/09/2040	310,000	361,081
5.00%, 06/04/2042	505,000	508,465
Kraft Heinz Foods Co
1.60%, 06/30/2017 (Acquired 06/23/2015 through 06/26/2015, Cost $6,649,237) (2)	6,640,000	6,621,242
2.80%, 07/02/2020 (Acquired 06/23/2015, Cost $3,767,230) (2)	3,775,000	3,766,151
3.95%, 07/15/2025 (Acquired 06/23/2015 through 06/24/2015, Cost $1,476,758) (2)	1,478,000	1,492,309
5.00%, 07/15/2035 (Acquired 06/23/2015, Cost $3,586,608) (2)	3,555,000	3,642,442
Kroger Co/The
6.40%, 08/15/2017	62,000	66,580
6.15%, 01/15/2020	206,000	233,166
4.00%, 02/01/2024	63,000	65,326
7.50%, 04/01/2031	1,417,000	1,805,001
5.40%, 07/15/2040	95,000	100,500
5.00%, 04/15/2042	1,434,000	1,466,938
Laboratory Corp of America Holdings
4.63%, 11/15/2020	6,630,000	6,984,778
3.20%, 02/01/2022	1,127,000	1,106,491
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,697,076
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	898,163

Medtronic Inc
3.15%, 03/15/2022	815,000	824,037
3.50%, 03/15/2025	13,000,000	13,153,907
4.38%, 03/15/2035	2,887,000	2,916,756
4.63%, 03/15/2045	1,363,000	1,405,290
Merck & Co Inc
2.40%, 09/15/2022	376,000	368,493
2.80%, 05/18/2023	361,000	359,463
4.15%, 05/18/2043	4,000,000	4,015,844
3.70%, 02/10/2045	70,000	65,084
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,548,500
4.00%, 02/01/2024	1,590,000	1,640,074
Mylan Inc
2.55%, 03/28/2019	600,000	592,163
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	117,999
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,343,348
3.40%, 05/06/2024	922,000	952,467
NYU Hospitals Center
5.75%, 07/01/2043	936,000	1,068,014
PepsiCo Inc
7.90%, 11/01/2018	24,000	28,125
3.00%, 08/25/2021	258,000	265,978
3.10%, 07/17/2022	593,000	608,168
4.60%, 07/17/2045	278,000	293,947
Perrigo Co PLC
2.30%, 11/08/2018	4,223,000	4,163,587
Pfizer Inc
6.05%, 03/30/2017	537,000	569,284
3.00%, 06/15/2023	449,000	452,530
5.80%, 08/12/2023	4,000,000	4,679,884
4.30%, 06/15/2043	4,170,000	4,175,116
Procter & Gamble - Esop
9.36%, 01/01/2021	160,860	192,039
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	123,035
Quest Diagnostics Inc
3.50%, 03/30/2025	4,820,000	4,657,118
Reynolds American Inc
2.30%, 06/12/2018	7,430,000	7,477,173
4.00%, 06/12/2022	4,590,000	4,774,770
5.70%, 08/15/2035	3,048,000	3,339,401
Roche Holdings Inc
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $790,585) (2)	780,000	798,715
3.00%, 11/10/2025 (Acquired 11/02/2015, Cost $4,689,286) (2)	4,724,000	4,669,887

RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	279,424
6.13%, 01/15/2017	11,000	11,275
7.63%, 06/15/2020	107,000	110,333
SABMiller Holdings Inc
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,102,553) (2)	5,080,000	5,069,047
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $1,482,882) (2)	1,441,000	1,482,141
Sysco Corp
3.75%, 10/01/2025	277,000	280,925
Texas Health Resources
4.33%, 11/15/2055	1,000,000	956,672
Tyson Foods Inc
4.50%, 06/15/2022	4,750,000	5,059,121
3.95%, 08/15/2024	1,451,000	1,489,881
4.88%, 08/15/2034	400,000	407,976
UnitedHealth Group Inc
1.90%, 07/16/2018	291,000	291,938
3.38%, 11/15/2021	685,000	708,050
3.35%, 07/15/2022	334,000	341,669
2.75%, 02/15/2023	186,000	182,402
2.88%, 03/15/2023	310,000	306,738
4.63%, 07/15/2035	227,000	235,616
6.63%, 11/15/2037	562,000	716,662
4.38%, 03/15/2042	5,170,000	5,076,346
4.75%, 07/15/2045	2,294,000	2,414,013
Ventas Realty LP
3.75%, 05/01/2024	382,000	374,329
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,977,556) (2)	4,960,000	5,007,646
Wyeth LLC
6.45%, 02/01/2024	82,000	100,314
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	3,790,000	3,743,728
3.55%, 04/01/2025	6,000,000	5,833,506
Zoetis Inc
3.45%, 11/13/2020	150,000	150,180
3.25%, 02/01/2023	1,000,000	955,024
4.50%, 11/13/2025	336,000	340,728
4.70%, 02/01/2043	300,000	262,006

		358,295,949

Diversified - 0.08%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $694,925) (2)	612,000	707,372
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,754,647) (2)	6,175,000	6,852,595
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $425,302) (2)	450,000	448,206
MUFG Americas Holdings Corp
2.25%, 02/10/2020	360,000	354,113

		8,362,286

Energy - 3.28%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	250,003
Anadarko Finance Co
7.50%, 05/01/2031	206,000	218,900
Anadarko Holding Co
7.15%, 05/15/2028	170,000	173,818
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	757,090
8.70%, 03/15/2019	664,000	754,529
6.95%, 06/15/2019	2,975,000	3,249,881
6.45%, 09/15/2036	2,685,000	2,586,130
0.00%, 10/10/2036	4,000,000	1,440,000
4.50%, 07/15/2044	1,432,000	1,096,313
ANR Pipeline Co
9.63%, 11/01/2021	337,000	436,293
Apache Corp
6.90%, 09/15/2018	258,000	283,477
3.25%, 04/15/2022	99,000	94,298
5.10%, 09/01/2040	600,000	512,916
4.75%, 04/15/2043	416,000	357,373
Boardwalk Pipelines LP
4.95%, 12/15/2024	257,000	223,564
BP Capital Markets PLC
1.38%, 11/06/2017	229,000	227,668
2.24%, 05/10/2019	400,000	400,538
3.06%, 03/17/2022	757,000	742,287
3.25%, 05/06/2022	262,000	258,908
2.75%, 05/10/2023	262,000	246,114
3.81%, 02/10/2024	4,633,000	4,632,106
3.54%, 11/04/2024	700,000	680,901
3.51%, 03/17/2025	45,000	43,606
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,789,971
4.88%, 02/01/2021	704,000	684,857
4.15%, 07/01/2023	738,000	632,364
5.85%, 11/15/2043	591,000	456,226
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	63,124
Burlington Resources Inc
8.20%, 03/15/2025	206,000	249,413
Cameron International Corp
3.60%, 04/30/2022	5,900,000	5,835,584
4.00%, 12/15/2023	163,000	163,804
Canadian Natural Resources Ltd
1.75%, 01/15/2018	687,000	668,292

5.90%, 02/01/2018	41,000	42,690
7.20%, 01/15/2032	41,000	40,873
6.45%, 06/30/2033	675,000	648,872
6.50%, 02/15/2037	118,000	109,908
6.25%, 03/15/2038	478,000	435,037
6.75%, 02/01/2039	498,000	468,983
Cenovus Energy Inc
3.00%, 08/15/2022	6,594,000	5,850,672
6.75%, 11/15/2039	468,000	444,994
4.45%, 09/15/2042	310,000	225,839
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	59,183
4.50%, 01/15/2021	103,000	108,154
Chevron Corp
2.42%, 11/17/2020	2,660,000	2,646,772
2.36%, 12/05/2022	315,000	300,991
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP
1.70%, 05/01/2018 (Acquired 07/13/2015 through 07/28/2015, Cost $2,225,858) (2)	2,230,000	2,202,328
CNOOC Finance 2013 Ltd
3.00%, 05/09/2023	2,200,000	2,059,127
CNOOC Finance 2015 Australia Pty Ltd
2.63%, 05/05/2020	1,583,000	1,547,470
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	637,737
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	994,215
4.25%, 04/30/2024	1,165,000	1,174,231
Conoco Funding Co
7.25%, 10/15/2031	54,000	62,121
ConocoPhillips
5.20%, 05/15/2018	155,000	164,637
5.75%, 02/01/2019	206,000	222,966
2.20%, 05/15/2020	328,000	317,488
6.00%, 01/15/2020	150,000	167,126
3.35%, 05/15/2025	598,000	540,472
4.15%, 11/15/2034	608,000	526,833
6.50%, 02/01/2039	150,000	158,067
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	130,140
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,806,076) (2)	4,960,000	5,051,155
Devon Energy Corp
1.05%, 12/15/2016	4,000,000	3,959,068
2.25%, 12/15/2018	3,000,000	2,738,655
6.30%, 01/15/2019	1,174,000	1,209,848
3.25%, 05/15/2022	4,175,000	3,550,374
7.95%, 04/15/2032	2,500,000	2,583,390
4.75%, 05/15/2042	323,000	229,145
5.00%, 06/15/2045	1,042,000	789,692

Diamond Offshore Drilling Inc
5.70%, 10/15/2039	500,000	341,619
4.88%, 11/01/2043	767,000	465,781
Ecopetrol SA
4.13%, 01/16/2025	383,000	306,400
5.38%, 06/26/2026	537,000	457,793
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,416,536
Encana Corp
6.50%, 05/15/2019	240,000	233,994
6.50%, 08/15/2034	118,000	95,348
6.63%, 08/15/2037	1,714,000	1,386,465
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	117,874
3.60%, 02/01/2023	716,000	589,790
4.75%, 01/15/2026	682,000	587,002
5.15%, 03/15/2045	140,000	98,965
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,874) (2)	557,000	499,835
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,129,000	869,003
5.05%, 04/01/2045	378,000	234,368
Ensco PLC
4.70%, 03/15/2021	500,000	402,766
5.20%, 03/15/2025	422,000	300,466
5.75%, 10/01/2044	333,000	219,388
Enterprise Products Operating LLC
5.25%, 01/31/2020	417,000	439,315
4.05%, 02/15/2022	400,000	391,478
3.35%, 03/15/2023	600,000	542,778
3.90%, 02/15/2024	3,000,000	2,800,104
3.75%, 02/15/2025	515,000	471,338
3.70%, 02/15/2026	304,000	272,915
6.65%, 10/15/2034	672,000	682,567
5.75%, 03/01/2035	1,075,000	994,035
4.85%, 08/15/2042	4,000,000	3,198,212
5.10%, 02/15/2045	904,000	756,647
4.90%, 05/15/2046	1,431,000	1,169,091
4.95%, 10/15/2054	177,000	138,460
EOG Resources Inc
6.88%, 10/01/2018	186,000	207,027
4.10%, 02/01/2021	547,000	577,047
2.63%, 03/15/2023	249,000	235,999
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,649,592
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
6.75%, 02/01/2022	649,000	399,135

Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,016,430) (2)	1,750,000	1,954,313
Gulf South Pipeline Co LP
4.00%, 06/15/2022	2,000,000	1,786,306
Halliburton Co
6.15%, 09/15/2019	77,000	86,691
2.70%, 11/15/2020	2,397,000	2,370,290
3.38%, 11/15/2022	305,000	300,186
3.50%, 08/01/2023	1,032,000	1,012,938
3.80%, 11/15/2025	2,500,000	2,435,863
6.70%, 09/15/2038	350,000	410,474
7.45%, 09/15/2039	521,000	665,798
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,005) (2)	258,000	319,411
Harvest Operations Corp
2.13%, 05/14/2018 (Acquired 11/26/2014, Cost $374,846) (2)	375,000	373,464
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,714,724
Hess Corp
7.88%, 10/01/2029	173,000	188,995
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	3,784,925
6.15%, 06/15/2019	119,000	127,162
Kerr-McGee Corp
6.95%, 07/01/2024	127,000	136,451
7.88%, 09/15/2031	1,191,000	1,285,252
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	488,405
5.00%, 10/01/2021	4,875,000	4,602,736
7.30%, 08/15/2033	1,650,000	1,510,893
6.95%, 01/15/2038	242,000	215,134
6.50%, 09/01/2039	107,000	88,237
7.50%, 11/15/2040	483,000	440,541
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	97,000
Kinder Morgan Inc/DE
5.30%, 12/01/2034	892,000	702,588
5.05%, 02/15/2046	1,414,000	1,048,583
Korea National Oil Corp
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $203,787) (2)	200,000	203,082
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	224,907
4.25%, 02/01/2021	502,000	502,078
3.20%, 03/15/2025	386,000	337,223
5.15%, 10/15/2043	941,000	807,184
Marathon Oil Corp
6.00%, 10/01/2017	289,000	294,579
5.90%, 03/15/2018	291,000	294,324
2.70%, 06/01/2020	3,510,000	3,095,855

3.85%, 06/01/2025	700,000	563,483
6.60%, 10/01/2037	410,000	351,878
5.20%, 06/01/2045	1,167,000	830,903
Marathon Petroleum Corp
3.40%, 12/15/2020	2,228,000	2,188,818
3.63%, 09/15/2024	1,241,000	1,157,037
Murphy Oil Corp
4.00%, 06/01/2022	537,000	407,292
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	4,975,325
6.15%, 02/15/2018	118,000	119,743
5.00%, 09/15/2020	595,000	522,248
4.63%, 09/15/2021	1,195,000	982,394
National Oilwell Varco Inc
1.35%, 12/01/2017	162,000	158,526
Nexen Energy ULC
6.40%, 05/15/2037	408,000	456,311
7.50%, 07/30/2039	4,000,000	5,156,896
Noble Energy Inc
8.25%, 03/01/2019	323,000	361,266
5.63%, 05/01/2021	686,000	671,036
4.15%, 12/15/2021	550,000	533,188
5.88%, 06/01/2022	522,000	496,579
5.25%, 11/15/2043	2,675,000	2,158,952
5.05%, 11/15/2044	386,000	311,648
Noble Holding International Ltd
4.00%, 03/16/2018	158,000	143,090
3.95%, 03/15/2022	90,000	59,527
6.05%, 03/01/2041	500,000	298,950
5.25%, 03/15/2042	64,000	35,467
6.95%, 04/01/2045	254,000	162,530
Occidental Petroleum Corp
2.70%, 02/15/2023	100,000	94,124
3.50%, 06/15/2025	455,000	444,661
4.63%, 06/15/2045	158,000	153,144
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,705) (2)	425,000	408,000
ONEOK Partners LP
6.15%, 10/01/2016	365,000	374,700
3.20%, 09/15/2018	1,300,000	1,240,396
8.63%, 03/01/2019	353,000	389,354
3.80%, 03/15/2020	515,000	489,691
3.38%, 10/01/2022	485,000	393,692
4.90%, 03/15/2025	2,500,000	2,106,503
6.65%, 10/01/2036	1,050,000	867,899
6.20%, 09/15/2043	2,500,000	1,905,198
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,955,000

3.50%, 02/06/2017	537,000	502,095
2.89%, 03/17/2017	1,050,000	962,062
3.25%, 03/17/2017	1,000,000	925,000
5.88%, 03/01/2018	4,000,000	3,560,000
7.88%, 03/15/2019	206,000	182,310
5.75%, 01/20/2020	107,000	83,995
5.38%, 01/27/2021	743,000	553,535
4.38%, 05/20/2023	788,000	520,080
6.25%, 03/17/2024	1,867,000	1,339,573
6.75%, 01/27/2041	114,000	72,960
6.85%, 06/05/2115	130,000	84,175
Petro-Canada
6.05%, 05/15/2018	263,000	281,938
5.95%, 05/15/2035	350,000	350,667
6.80%, 05/15/2038	330,000	360,833
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,081,308) (2)	5,029,000	4,777,706
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	313,341
5.50%, 01/21/2021	2,920,000	2,945,404
4.88%, 01/24/2022	6,000,000	5,775,000
4.88%, 01/18/2024	363,000	338,497
4.25%, 01/15/2025 (Acquired 10/06/2014, Cost $304,385) (2)	306,000	267,750
4.50%, 01/23/2026 (Acquired 01/15/2015, Cost $1,190,998) (2)	1,193,000	1,048,051
6.63%, 06/15/2035	647,000	578,256
6.38%, 01/23/2045	3,002,000	2,540,836
5.63%, 01/23/2046 (Acquired 01/15/2015, Cost $3,060,938) (2)	3,427,000	2,622,340
Phillips 66
2.95%, 05/01/2017	241,000	244,271
4.30%, 04/01/2022	5,736,000	5,904,432
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,445,045
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	214,303
Plains All American Pipeline LP / PAA Finance Corp
2.60%, 12/15/2019	382,000	338,857
3.60%, 11/01/2024	1,050,000	842,799
4.65%, 10/15/2025	4,813,000	4,203,881
4.90%, 02/15/2045	875,000	628,898
QEP Resources Inc
6.80%, 03/01/2020	107,000	96,300
Regency Energy Partners LP / Regency Energy Finance Corp
5.88%, 03/01/2022	5,000,000	4,713,195
4.50%, 11/01/2023	4,990,000	4,319,090
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,774,175) (2)	1,750,000	1,893,395
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $190,180) (2)	215,000	197,800

Schlumberger Holdings Corp
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $4,113,735) (2)	4,123,000	4,070,345
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $9,086,763) (2)	9,099,000	8,992,514
4.00%, 12/21/2025 (Acquired 12/10/2015 through 12/15/2015, Cost $3,494,416) (2)	3,499,000	3,454,594
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,379) (2)	337,000	337,060
3.65%, 12/01/2023	3,754,000	3,810,302
Shell International Finance BV
4.30%, 09/22/2019	310,000	330,521
4.38%, 03/25/2020	885,000	950,639
2.13%, 05/11/2020	699,000	687,721
3.25%, 05/11/2025	7,025,000	6,859,315
4.13%, 05/11/2035	625,000	596,261
6.38%, 12/15/2038	619,000	731,300
Sinopec Group Overseas Development 2012 Ltd
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $614,404) (2)	600,000	610,385
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,979) (2)	475,000	491,175
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,395,181) (2)	4,400,000	4,384,239
Sinopec Group Overseas Development 2015 Ltd
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,966,734) (2)	9,000,000	8,853,759
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $157,576) (2)	150,000	152,533
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	585,821
5.65%, 03/01/2020	253,000	265,809
3.30%, 03/15/2023	467,000	399,723
7.50%, 09/15/2038	1,457,000	1,443,828
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	300,700
3.50%, 03/15/2025	787,000	688,844
5.95%, 09/25/2043	207,000	197,516
4.50%, 03/15/2045	3,000,000	2,304,819
Statoil ASA
3.13%, 08/17/2017	304,000	311,827
1.20%, 01/17/2018	221,000	218,854
5.25%, 04/15/2019	382,000	416,760
3.15%, 01/23/2022	237,000	236,411
2.45%, 01/17/2023	280,000	265,536
2.65%, 01/15/2024	663,000	620,467
3.25%, 11/10/2024	508,000	498,573
4.25%, 11/23/2041	193,000	181,926
Suncor Energy Inc
6.10%, 06/01/2018	196,000	210,832
3.60%, 12/01/2024	677,000	638,070
5.95%, 12/01/2034	248,000	248,471
6.85%, 06/01/2039	93,000	102,459

Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	425,265
4.25%, 04/01/2024	833,000	720,847
5.95%, 12/01/2025	200,000	190,556
4.95%, 01/15/2043	1,482,000	1,059,824
5.30%, 04/01/2044	200,000	148,842
5.35%, 05/15/2045	633,000	469,986
Talisman Energy Inc
7.75%, 06/01/2019	682,000	734,979
TC PipeLines LP
4.38%, 03/13/2025	3,500,000	3,074,187
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $669,390) (2)	714,000	634,685
Tosco Corp
7.80%, 01/01/2027	392,000	479,152
8.13%, 02/15/2030	361,000	451,448
Total Capital Canada Ltd
0.70%, 01/15/2016	174,000	173,998
Total Capital International SA
1.50%, 02/17/2017	218,000	218,386
1.55%, 06/28/2017	581,000	582,509
2.75%, 06/19/2021	900,000	896,640
2.70%, 01/25/2023	144,000	138,060
3.75%, 04/10/2024	229,000	232,716
TransCanada PipeLines Ltd
1.63%, 11/09/2017	8,510,000	8,440,567
1.88%, 01/12/2018	205,000	204,220
6.50%, 08/15/2018	196,000	213,861
7.13%, 01/15/2019	273,000	304,196
6.20%, 10/15/2037	155,000	163,099
7.25%, 08/15/2038	217,000	257,798
Transocean Inc
6.50%, 11/15/2020	395,000	272,550
7.13%, 12/15/2021	697,000	450,436
4.30%, 10/15/2022	287,000	152,110
7.50%, 04/15/2031	52,000	29,640
8.10%, 12/15/2041	153,000	87,210
Ultramar Diamond Shamrock Corp
7.20%, 10/15/2017	1,800,000	1,933,711
Union Electric Co
3.65%, 04/15/2045	1,370,000	1,235,056
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	5,023,935
Weatherford International Ltd/Bermuda
4.50%, 04/15/2022	249,000	179,280
6.50%, 08/01/2036	114,000	76,950
9.88%, 03/01/2039	275,000	237,875
5.95%, 04/15/2042	97,000	68,143

Western Gas Partners LP
5.45%, 04/01/2044	680,000	539,904
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	1,484,483
Williams Partners LP
4.30%, 03/04/2024	2,500,000	1,982,008
6.30%, 04/15/2040	1,512,000	1,160,212
5.80%, 11/15/2043	3,550,000	2,481,400
Woodside Finance Ltd
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,211) (2)	3,300,000	2,925,080

		328,005,158

Financials - 13.67%
Abbey National Treasury Services PLC/United Kingdom
2.38%, 03/16/2020	7,325,000	7,315,390
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,211) (2)	1,594,000	1,580,283
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,560,527) (2)	6,542,000	6,583,653
2.45%, 06/04/2020 (Acquired 05/28/2015, Cos $1,996,080) (2)	2,000,000	1,982,824
4.75%, 07/28/2025 (Acquired 07/21/2015, Cost $230,402) (2)	231,000	230,238
ACE INA Holdings Inc
2.30%, 11/03/2020	7,000,000	6,952,813
2.88%, 11/03/2022	312,000	309,823
2.70%, 03/13/2023	300,000	293,259
3.15%, 03/15/2025	3,409,000	3,371,133
3.35%, 05/03/2026	2,070,000	2,064,030
4.35%, 11/03/2045	305,000	309,952
African Development Bank
8.80%, 09/01/2019	2,720,000	3,316,006
AIA Group Ltd
3.20%, 03/11/2025 (Acquired 03/04/2015, Cost $9,268,086) (2)	9,545,000	9,212,949
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,720) (2)	453,000	450,711
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,174,392) (2)	955,000	1,225,731
Allstate Corp/The
3.15%, 06/15/2023	420,000	419,917
Ally Financial Inc
2.75%, 01/30/2017	5,000,000	4,987,500
8.00%, 12/31/2018	43,000	47,085
3.50%, 01/27/2019	1,000,000	986,250
American Express Centurion Bank
6.00%, 09/13/2017	506,000	542,040
American Express Co
7.00%, 03/19/2018	284,000	314,958
American Express Credit Corp
2.80%, 09/19/2016	831,000	841,614
2.38%, 03/24/2017	287,000	290,134
1.80%, 07/31/2018	456,000	455,191

2.13%, 03/18/2019	637,000	637,030
2.25%, 08/15/2019	500,000	500,072
2.38%, 05/26/2020	644,000	639,314
2.60%, 09/14/2020	333,000	333,937
American Honda Finance Corp
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $427,844) (2)	425,000	429,560
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,423) (2)	352,000	352,404
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $300,318) (2)	302,000	299,736
American International Group Inc
6.40%, 12/15/2020	5,100,000	5,884,584
4.13%, 02/15/2024	879,000	903,364
3.75%, 07/10/2025	444,000	440,290
3.88%, 01/15/2035	376,000	331,600
4.80%, 07/10/2045	725,000	701,036
8.18%, 05/15/2058	107,000	140,705
American Tower Corp
3.50%, 01/31/2023	341,000	333,516
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,773) (2)	396,000	386,751
3.07%, 03/15/2023 (Acquired 12/05/2014, Cost $2,879,300) (2)	2,900,000	2,839,658
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	248,433
4.00%, 10/15/2023	650,000	675,281
Ameritech Capital Funding Corp
9.10%, 06/01/2016	83,490	85,657
6.45%, 01/15/2018	321,000	345,611
AmSouth Bancorp
6.75%, 11/01/2025	527,000	598,402
ANZ New Zealand Int’l Ltd/London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,743) (2)	2,437,000	2,420,635
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,168) (2)	3,650,000	3,660,443
2.85%, 08/06/2020 (Acquired 07/30/2015, Cos $249,808) (2)	250,000	252,198
Aon Corp
3.13%, 05/27/2016	256,000	257,988
6.25%, 09/30/2040	172,000	205,593
Aon PLC
4.00%, 11/27/2023	5,000,000	5,125,770
3.50%, 06/14/2024	815,000	796,116
Australia & New Zealand Banking Group Ltd
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,040,067) (2)	1,028,000	1,039,265
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $319,385) (2)	296,000	325,928
Australia & New Zealand Banking Group Ltd/New York NY
1.45%, 05/15/2018	640,000	634,004
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,878,004
BAC Capital Trust VI
5.63%, 03/08/2035 (c)	43,000	46,396

Bank of America Corp
3.63%, 03/17/2016	245,000	246,259
6.50%, 08/01/2016	515,000	530,008
5.63%, 10/14/2016	670,000	691,194
3.88%, 03/22/2017	700,000	717,884
6.40%, 08/28/2017	2,293,000	2,456,207
5.75%, 12/01/2017	480,000	513,506
2.00%, 01/11/2018	1,193,000	1,191,589
6.88%, 04/25/2018	843,000	930,139
5.65%, 05/01/2018	825,000	887,114
1.95%, 05/12/2018	3,913,000	3,890,763
6.88%, 11/15/2018	1,500,000	1,685,534
2.60%, 01/15/2019	1,363,000	1,367,627
2.65%, 04/01/2019	1,400,000	1,403,098
7.63%, 06/01/2019	360,000	416,584
2.25%, 04/21/2020	750,000	732,071
5.63%, 07/01/2020	2,625,000	2,916,834
2.63%, 10/19/2020	10,626,000	10,497,011
5.88%, 01/05/2021	15,340,000	17,367,258
5.00%, 05/13/2021	1,830,000	1,999,597
3.30%, 01/11/2023	5,843,000	5,760,999
4.10%, 07/24/2023	217,000	224,465
4.13%, 01/22/2024	1,600,000	1,653,398
4.00%, 04/01/2024	2,390,000	2,445,558
4.20%, 08/26/2024	5,765,000	5,773,371
4.00%, 01/22/2025	654,000	640,747
3.95%, 04/21/2025	5,201,000	5,065,041
3.88%, 08/01/2025	2,065,000	2,096,440
4.25%, 10/22/2026	544,000	538,525
6.11%, 01/29/2037	3,580,000	4,062,226
7.75%, 05/14/2038	137,000	185,754
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,399,990
2.05%, 12/07/2018	10,128,000	10,100,168
Bank of Montreal
1.40%, 09/11/2017	201,000	200,915
2.38%, 01/25/2019	215,000	216,804
2.55%, 11/06/2022	878,000	867,445
Bank of New York Mellon Corp/The
4.60%, 01/15/2020	387,000	419,289
2.60%, 08/17/2020	663,000	665,783
2.45%, 11/27/2020	247,000	246,034
3.55%, 09/23/2021	355,000	372,504
3.65%, 02/04/2024	93,000	96,613
3.25%, 09/11/2024	650,000	654,632
3.00%, 02/24/2025	5,360,000	5,273,356
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	860,398
1.70%, 06/11/2018	2,825,000	2,814,324
1.85%, 04/14/2020	1,900,000	1,861,835

Bank of Tokyo-Mitsubishi UFJ Ltd/The
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $988,511) (2)	980,000	986,873
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,908) (2)	350,000	349,028
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,519,066) (2)	5,525,000	5,503,038
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,915) (2)	340,000	338,359
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,016) (2)	239,000	251,343
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,853) (2)	3,215,000	3,294,333
BanPonce Trust I
8.33%, 02/01/2027	234,000	221,207
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,649,091) (2)	1,650,000	1,653,282
Barclays Bank PLC
5.00%, 09/22/2016	114,000	116,922
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $279,032) (2)	275,000	277,927
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $405,197) (2)	382,000	407,503
6.75%, 05/22/2019	430,000	488,842
5.13%, 01/08/2020	5,500,000	6,048,377
3.75%, 05/15/2024	647,000	659,820
Barclays PLC
2.00%, 03/16/2018	2,915,000	2,897,603
2.88%, 06/08/2020	1,743,000	1,739,343
3.65%, 03/16/2025	2,522,000	2,423,705
5.25%, 08/17/2045	413,000	416,009
BB&T Corp
1.60%, 08/15/2017	384,000	384,460
6.85%, 04/30/2019	170,000	193,805
5.25%, 11/01/2019	284,000	310,475
2.45%, 01/15/2020	1,100,000	1,107,334
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,806,000	5,301,782
Berkshire Hathaway Finance Corp
3.00%, 05/15/2022	268,000	272,730
5.75%, 01/15/2040	134,000	156,285
4.40%, 05/15/2042	1,524,000	1,508,710
4.30%, 05/15/2043	322,000	315,551
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	645,401
3.40%, 01/31/2022	1,798,000	1,895,008
BlackRock Inc
5.00%, 12/10/2019	959,000	1,060,745
3.38%, 06/01/2022	493,000	510,031
3.50%, 03/18/2024	405,000	416,023
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,584,331) (2)	1,445,000	1,653,180
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,861) (2)	170,000	159,428
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,376,367

3.25%, 03/03/2023	430,000	429,527
4.38%, 09/28/2025 (Acquired 09/21/2015, Cost $1,783,258) (2)	1,800,000	1,763,069
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,875) (2)	516,000	513,127
BPCE SA
1.19%, 02/10/2017	306,000	306,547
1.63%, 01/26/2018	1,300,000	1,291,602
2.50%, 12/10/2018	2,500,000	2,521,517
2.50%, 07/15/2019	1,000,000	1,003,353
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,735,517) (2)	3,645,000	3,827,050
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	494,325
0.68%, 05/23/2017	2,500,000	2,488,010
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $633,731) (2)	624,000	626,394
0.99%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (2)	7,000,000	6,986,315
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,957,000
3.38%, 02/15/2023	2,164,000	2,118,625
Capital One Financial Corp
2.45%, 04/24/2019	353,000	353,725
4.75%, 07/15/2021	7,058,000	7,648,649
3.50%, 06/15/2023	942,000	936,776
3.75%, 04/24/2024	2,580,000	2,598,057
3.20%, 02/05/2025	350,000	338,518
4.20%, 10/29/2025	440,000	434,661
Capital One NA/Mclean VA
1.01%, 02/05/2018	3,000,000	2,980,743
1.65%, 02/05/2018	4,640,000	4,593,971
2.95%, 07/23/2021	4,120,000	4,079,076
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $334,361) (2)	310,000	335,108
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	167,215
Chubb Corp/The
5.75%, 05/15/2018	117,000	127,360
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,391,180) (2)	1,300,000	1,371,500
Citigroup Inc
1.85%, 11/24/2017	800,000	798,861
1.70%, 04/27/2018	1,500,000	1,485,820
2.15%, 07/30/2018	658,000	657,522
2.05%, 12/07/2018	3,600,000	3,580,906
2.40%, 02/18/2020	2,500,000	2,471,790
4.50%, 01/14/2022	10,000,000	10,712,130
3.50%, 05/15/2023	5,000,000	4,916,465
3.88%, 10/25/2023	972,000	1,004,595
3.75%, 06/16/2024	4,508,000	4,591,245

4.40%, 06/10/2025	10,157,000	10,263,445
5.50%, 09/13/2025	494,000	536,590
4.30%, 11/20/2026	1,570,000	1,563,250
4.45%, 09/29/2027	1,000,000	994,048
6.63%, 01/15/2028	387,000	470,893
8.13%, 07/15/2039	164,000	234,395
5.88%, 01/30/2042	212,000	243,160
4.65%, 07/30/2045	222,000	224,537
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,872,992
Citizens Financial Group Inc
4.30%, 12/03/2025	343,000	345,081
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,142,507
3.00%, 03/15/2025	838,000	822,668
5.30%, 09/15/2043	115,000	131,643
CNA Financial Corp
6.50%, 08/15/2016	537,000	552,937
7.35%, 11/15/2019	700,000	806,089
7.25%, 11/15/2023	7,470,000	8,832,535
3.95%, 05/15/2024	523,000	520,919
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,957,512
Comerica Inc
3.80%, 07/22/2026	984,000	969,084
Commonwealth Bank of Australia
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $845,845) (2)	836,000	844,689
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,397) (2)	778,000	771,959
Compass Bank
3.88%, 04/10/2025	840,000	770,536
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/2017	258,000	263,728
3.88%, 02/08/2022	5,323,000	5,618,176
3.95%, 11/09/2022	400,000	404,929
4.38%, 08/04/2025	316,000	321,430
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,766) (2)	361,000	394,733
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	939,667
4.38%, 06/15/2022	2,735,000	2,911,681
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,485,611
Credit Agricole SA
1.46%, 10/03/2016 (Acquired 10/28/2013, Cost $752,058) (2)	750,000	752,269
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,223) (2)	107,000	108,408
Credit Suisse Group Funding Guernsey Ltd
2.75%, 03/26/2020 (Acquired 03/23/2015, Cost $3,539,455) (2)	3,541,000	3,507,775
3.13%, 12/10/2020 (Acquired 12/07/2015 through 12/11/2015, Cost $8,237,469) (2)	8,252,000	8,218,233
3.80%, 09/15/2022 (Acquired 09/10/2015, Cost $4,106,230) (2)	4,113,000	4,111,421
4.88%, 05/15/2045 (Acquired 05/18/2015, Cost $249,188) (2)	250,000	246,529

Credit Suisse AG/New York NY
1.75%, 01/29/2018	375,000	373,937
2.30%, 05/28/2019	2,413,000	2,415,763
5.30%, 08/13/2019	169,000	186,633
3.00%, 10/29/2021	1,265,000	1,260,633
3.63%, 09/09/2024	560,000	564,603
Dai-ichi Life Insurance Co Ltd/The
5.10%, 10/29/2049	695,000	722,800
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	954,363
1.88%, 02/13/2018	2,429,000	2,408,283
2.50%, 02/13/2019	6,000,000	6,045,588
2.95%, 08/20/2020	1,140,000	1,142,092
3.70%, 05/30/2024	3,610,000	3,596,943
Discover Bank/Greenwood DE
3.10%, 06/04/2020	8,000,000	8,021,912
3.20%, 08/09/2021	1,600,000	1,589,862
4.20%, 08/08/2023	6,711,000	6,856,441
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,805,592
Duke Realty LP
4.38%, 06/15/2022	344,000	354,515
Equity Commonwealth
6.65%, 01/15/2018	401,000	424,411
5.88%, 09/15/2020	1,393,000	1,497,405
ERP Operating LP
2.38%, 07/01/2019	646,000	647,794
4.63%, 12/15/2021	434,000	471,228
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	204,306
4.38%, 09/15/2021	250,000	270,078
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	155,501
2.30%, 03/01/2019	382,000	382,948
2.88%, 07/27/2020	2,625,000	2,623,105
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	4,994,235
2.38%, 04/25/2019	1,100,000	1,103,751
First Tennessee Bank NA
5.65%, 04/01/2016	1,344,000	1,354,124
2.95%, 12/01/2019	5,000,000	4,963,470
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,398) (2)	250,000	260,801
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $298,387) (2)	258,000	317,989
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	347,760
1.59%, 05/09/2016	332,000	332,452

3.00%, 06/12/2017	905,000	913,835
3.98%, 06/15/2016	1,249,000	1,262,848
6.63%, 08/15/2017	3,473,000	3,701,721
1.68%, 09/08/2017	944,000	932,614
1.72%, 12/06/2017	2,000,000	1,969,146
2.38%, 03/12/2019	2,672,000	2,634,774
2.60%, 11/04/2019	1,800,000	1,767,463
4.25%, 09/20/2022	397,000	406,179
GE Capital International Funding Co
0.96%, 04/15/2016 (Acquired 01/06/2015, Cost $3,438,925) (2)	3,483,000	3,484,543
2.34%, 11/15/2020 (Acquired 10/28/2013 through 07/28/2015, Cost $20,835,229) (2)	21,913,000	21,752,443
3.37%, 11/15/2025 (Acquired 10/28/2013 through 07/15/2015, Cost $2,645,833) (2)	2,789,000	2,839,936
4.42%, 11/15/2035 (Acquired 03/06/2012, Cost $9,224,840) (2)	10,513,000	10,732,112
General Electric Capital Corp
0.53%, 02/15/2017	361,000	360,614
5.40%, 02/15/2017	155,000	162,041
2.30%, 04/27/2017	790,000	799,725
1.60%, 11/20/2017	328,000	330,123
6.00%, 08/07/2019	157,000	177,870
2.10%, 12/11/2019	152,000	152,041
5.50%, 01/08/2020	581,000	651,750
2.20%, 01/09/2020	161,000	161,459
5.55%, 05/04/2020	191,000	216,033
4.38%, 09/16/2020	426,000	462,653
4.63%, 01/07/2021	2,862,000	3,143,661
5.30%, 02/11/2021	184,000	207,568
4.65%, 10/17/2021	2,189,000	2,420,496
3.15%, 09/07/2022	554,000	567,017
3.10%, 01/09/2023	516,000	523,745
6.75%, 03/15/2032	274,000	358,018
5.88%, 01/14/2038	196,000	239,933
6.88%, 01/10/2039	2,782,000	3,791,860
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	107,065
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	148,490
Goldman Sachs Group Inc/The
3.63%, 02/07/2016	667,000	668,690
5.95%, 01/18/2018	1,711,000	1,842,661
6.15%, 04/01/2018	2,084,000	2,263,080
2.90%, 07/19/2018	263,000	268,145
7.50%, 02/15/2019	3,617,000	4,139,367
2.55%, 10/23/2019	1,000,000	999,818
5.38%, 03/15/2020	2,367,000	2,600,247
2.60%, 04/23/2020	1,328,000	1,324,985
6.00%, 06/15/2020	1,514,000	1,711,660
2.75%, 09/15/2020	396,000	395,826
5.25%, 07/27/2021	694,000	767,672

5.75%, 01/24/2022	17,947,000	20,411,446
3.63%, 01/22/2023	3,915,000	3,960,946
3.85%, 07/01/2024	723,000	738,179
3.50%, 01/23/2025	6,509,000	6,402,096
3.75%, 05/22/2025	288,000	290,036
6.75%, 10/01/2037	4,938,000	5,768,340
5.15%, 05/22/2045	128,000	124,251
4.75%, 10/21/2045	2,581,000	2,563,245
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $303,325) (2)	301,000	304,010
Guardian Life Insurance Co of America/The
7.38%, 09/30/2039 (Acquired 08/27/2015, Cost $5,310,533) (2)	4,083,000	5,204,004
Hartford Financial Services Group Inc/The
6.00%, 01/15/2019	4,591,000	5,050,105
5.13%, 04/15/2022	5,500,000	6,041,832
8.13%, 06/15/2038	236,000	258,125
HCP Inc
2.63%, 02/01/2020	474,000	466,871
4.20%, 03/01/2024	241,000	239,578
3.88%, 08/15/2024	1,507,000	1,460,612
3.40%, 02/01/2025	662,000	617,140
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,331,990) (2)	3,322,000	3,375,581
HSBC Bank PLC
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $935,195) (2)	944,000	933,688
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $644,796) (2)	615,000	655,173
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,486,931) (2)	1,382,000	1,522,342
HSBC Finance Corp
0.84%, 06/01/2016	2,605,000	2,600,343
6.68%, 01/15/2021	2,500,000	2,869,390
7.35%, 11/27/2032	32,000	39,535
HSBC Holdings PLC
4.88%, 01/14/2022	743,000	815,084
4.00%, 03/30/2022	1,494,000	1,568,843
4.25%, 03/14/2024	3,250,000	3,264,983
4.25%, 08/18/2025	587,000	582,639
6.50%, 09/15/2037	226,000	271,157
6.10%, 01/14/2042	743,000	940,418
HSBC USA Inc
1.63%, 01/16/2018	769,000	765,262
2.35%, 03/05/2020	1,256,000	1,241,765
2.75%, 08/07/2020	247,000	247,130
5.00%, 09/27/2020	3,000,000	3,272,898
9.13%, 05/15/2021	75,000	94,716
Huntington National Bank/The
2.00%, 06/30/2018	440,000	437,235
2.20%, 11/06/2018	3,328,000	3,319,228
2.88%, 08/20/2020	4,534,000	4,501,210

Hyundai Capital Services Inc
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,404,408) (2)	2,367,000	2,399,901
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,783,367) (2)	4,650,000	4,736,197
Industrial & Commercial Bank of China Ltd/New York
2.35%, 11/13/2017	676,000	677,789
ING Bank NV
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $515,722) (2)	516,000	516,457
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $393,958) (2)	392,000	394,462
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,397,797) (2)	1,369,000	1,402,579
2.00%, 11/26/2018 (Acquired 11/17/2015, Cost $4,258,112) (2)	4,269,000	4,252,005
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,145,056) (2)	1,150,000	1,152,398
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,996,824) (2)	2,000,000	1,994,518
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,025,812) (2)	4,800,000	5,215,445
Intercontinental Exchange Inc
2.50%, 10/15/2018	243,000	245,160
4.00%, 10/15/2023	578,000	595,697
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	979,824
2.25%, 06/24/2021	11,190,000	11,308,054
Intesa Sanpaolo SpA
3.13%, 01/15/2016	3,200,000	3,201,597
Invesco Finance PLC
3.13%, 11/30/2022	710,000	700,431
4.00%, 01/30/2024	2,400,000	2,481,161
3.75%, 01/15/2026	4,249,000	4,281,628
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $321,224) (2)	310,000	328,513
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,891) (2)	225,000	223,433
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,595,632
6.88%, 04/15/2021	1,385,000	1,550,064
5.13%, 01/20/2023	2,600,000	2,579,772
6.45%, 06/08/2027	578,000	610,857
6.25%, 01/15/2036	155,000	143,154
John Deere Capital Corp
2.25%, 04/17/2019	5,000,000	5,023,375
1.70%, 01/15/2020	123,000	119,876
3.15%, 10/15/2021	257,000	261,574
2.80%, 01/27/2023	373,000	366,298
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $867,031) (2)	731,000	867,840
JPMorgan Chase & Co
2.20%, 10/22/2019	2,000,000	1,984,640
2.25%, 01/23/2020	3,733,000	3,673,862
4.25%, 10/15/2020	64,000	67,923
2.55%, 10/29/2020	2,642,000	2,618,478
4.35%, 08/15/2021	10,000,000	10,645,400
3.38%, 05/01/2023	3,800,000	3,736,810

3.13%, 01/23/2025	4,000,000	3,891,568
3.90%, 07/15/2025	2,465,000	2,538,647
4.25%, 10/01/2027	2,328,000	2,324,683
5.60%, 07/15/2041	494,000	569,757
4.95%, 06/01/2045	5,575,000	5,573,405
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,194,670
KeyBank NA/Cleveland OH
2.25%, 03/16/2020	5,000,000	4,945,205
3.18%, 05/22/2022	567,000	560,441
KeyCorp
5.10%, 03/24/2021	211,000	230,673
KeyCorp Medium Term Notes BE
2.90%, 09/15/2020	280,000	279,069
KFW
2.75%, 10/01/2020	8,095,000	8,384,566
Korea Development Bank/The
0.95%, 01/22/2017	5,125,000	5,127,086
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $9,219,875) (2)	9,206,000	9,066,870
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,563) (2)	725,000	715,763
Legg Mason Inc
3.95%, 07/15/2024	820,000	807,006
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $370,333) (2)	351,000	375,521
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,462) (2)	322,000	327,412
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,419,122) (2)	4,000,000	4,717,588
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $403,478) (2)	269,000	400,810
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $888,884) (2)	700,000	870,097
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,314) (2)	100,000	123,439
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,006,925
4.85%, 06/24/2021	168,000	180,945
4.20%, 03/15/2022	705,000	737,176
7.00%, 06/15/2040	6,460,000	8,102,455
6.05%, 04/20/2067	121,000	94,380
Lloyds Bank PLC
1.75%, 03/16/2018	1,106,000	1,103,180
1.75%, 05/14/2018	3,200,000	3,193,635
2.00%, 08/17/2018	300,000	300,223
2.30%, 11/27/2018	1,075,000	1,079,531
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $189,513) (2)	172,000	192,921
2.40%, 03/17/2020	5,000,000	4,967,250
3.50%, 05/14/2025	7,735,000	7,761,825
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,048,298

Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,809,528) (2)	2,719,000	2,812,099
1.60%, 10/27/2017 (Acquired 10/22/2014, Cost $619,757) (2)	620,000	615,463
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,722) (2)	583,000	582,466
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,597,113) (2)	1,600,000	1,585,499
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,488) (2)	400,000	401,799
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,291) (2)	500,000	506,878
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,981,927) (2)	6,000,000	6,055,902
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $508,030) (2)	475,000	524,440
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,199,974) (2)	1,111,000	1,240,313
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	504,272
Manulife Financial Corp
4.90%, 09/17/2020	225,000	244,953
Markel Corp
7.13%, 09/30/2019	3,780,000	4,340,287
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	271,119
2.35%, 03/06/2020	3,769,000	3,736,447
4.80%, 07/15/2021	5,000,000	5,442,670
3.50%, 03/10/2025	580,000	571,326
Massachusetts Mutual Life Insurance Co
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $686,387) (2)	550,000	675,522
8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $7,976,719) (2)	5,548,000	8,056,450
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,839) (2)	203,000	219,793
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $281,651) (2)	280,000	281,617
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $363,758) (2)	386,000	370,318
MBIA Insurance Corp
11.58%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (2)	86,000	16,125
MetLife Inc
6.82%, 08/15/2018	84,000	94,597
7.72%, 02/15/2019	118,000	137,116
4.37%, 09/15/2023	7,200,000	7,733,023
6.50%, 12/15/2032	56,000	68,777
4.88%, 11/13/2043	3,000,000	3,148,914
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (Acquired 12/19/2014, Cost $12,074,067) (2)	12,050,000	12,046,144
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $1,385,814) (2)	1,392,000	1,384,817
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,424,171) (2)	1,373,000	1,429,226
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,896) (2)	225,000	225,019
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,514,187) (2)	1,480,000	1,544,957
3.00%, 01/10/2023 (Acquired 01/03/2013, Cost $399,000) (2)	407,000	404,988
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $373,265) (2)	376,000	374,004
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,406) (2)	605,000	600,997
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,995,933) (2)	3,000,000	3,015,195
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,994,618) (2)	5,000,000	4,949,590
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,856) (2)	1,250,000	1,265,825

Morgan Stanley
5.95%, 12/28/2017	110,000	118,283
6.63%, 04/01/2018	994,000	1,090,058
7.30%, 05/13/2019	2,257,000	2,593,485
2.38%, 07/23/2019	2,770,000	2,761,338
5.63%, 09/23/2019	2,302,000	2,541,341
2.65%, 01/27/2020	750,000	748,223
2.80%, 06/16/2020	1,282,000	1,286,566
5.50%, 07/24/2020	774,000	861,250
5.75%, 01/25/2021	11,635,000	13,069,468
5.50%, 07/28/2021	372,000	416,980
4.88%, 11/01/2022	1,895,000	2,012,308
3.75%, 02/25/2023	600,000	614,947
4.10%, 05/22/2023	1,645,000	1,662,983
3.88%, 04/29/2024	1,350,000	1,376,278
3.70%, 10/23/2024	1,167,000	1,172,718
4.00%, 07/23/2025	5,174,000	5,332,500
5.00%, 11/24/2025	4,306,000	4,573,683
4.35%, 09/08/2026	430,000	431,661
3.95%, 04/23/2027	7,343,000	7,130,016
6.38%, 07/24/2042	2,000,000	2,471,386
4.30%, 01/27/2045	459,000	437,646
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	265,825
National Australia Bank Ltd
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $729,635) (2)	722,000	729,713
0.85%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (2)	5,000,000	5,004,830
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,084,816) (2)	2,064,000	2,081,282
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,068,057
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,297,319
8.00%, 03/01/2032	791,000	1,089,304
Nationwide Financial Services Inc
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,250,493) (2)	2,000,000	2,190,002
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $379,866) (2)	300,000	389,258
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $9,585,984) (2)	6,433,000	9,336,657
Navient Corp
5.63%, 08/01/2033	54,000	36,180
New York Life Global Funding
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,016) (2)	155,000	155,000
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,142,897) (2)	8,150,000	8,162,706
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,980) (2)	1,912,000	1,910,679
Nippon Life Insurance Co
5.10%, 10/16/2044 (Acquired 10/09/2014, Cost $5,020,000) (2)	5,020,000	5,245,900

Nomura Holdings Inc
4.13%, 01/19/2016	864,000	864,921
2.00%, 09/13/2016	6,972,000	6,999,832
6.70%, 03/04/2020	5,300,000	6,113,974
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $594,998) (2)	584,000	595,542
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $255,779) (2)	258,000	256,524
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,822,831) (2)	4,835,000	4,804,080
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $448,988) (2)	450,000	447,526
4.25%, 09/21/2022 (Acquired 12/03/2015, Cost $656,574) (2)	640,000	655,880
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,245,696
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $422,429) (2)	413,000	428,301
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $732,243) (2)	526,000	763,660
Pemex Finance Ltd
10.61%, 08/15/2017	140,875	150,693
People’s United Bank NA
4.00%, 07/15/2024	1,220,000	1,206,493
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,306,164
4.20%, 11/01/2025	322,000	341,483
PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,140,839
PNC Funding Corp
2.70%, 09/19/2016	133,000	134,303
5.63%, 02/01/2017	127,000	132,039
6.70%, 06/10/2019	423,000	483,494
5.13%, 02/08/2020	588,000	646,768
4.38%, 08/11/2020	468,000	505,171
3.30%, 03/08/2022	575,000	588,785
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,914,234) (2)	1,915,000	1,908,286
Principal Financial Group Inc
8.88%, 05/15/2019	810,000	969,510
3.40%, 05/15/2025	7,000,000	6,863,143
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,049,012
2.80%, 05/15/2022	1,200,000	1,213,750
3.55%, 01/15/2024	2,489,000	2,625,278
Prologis LP
4.25%, 08/15/2023	295,000	310,430
3.75%, 11/01/2025	177,000	175,577
Protective Life Corp
7.38%, 10/15/2019	854,000	988,204
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,995,684) (2)	5,000,000	4,998,665

Prudential Financial Inc
2.35%, 08/15/2019	650,000	646,960
6.63%, 06/21/2040	4,195,000	5,140,519
Prudential Insurance Co of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $2,161,793) (2)	1,691,000	2,157,239
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,702,613
3.25%, 10/15/2022	1,490,000	1,438,464
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,096,789
2.25%, 09/14/2018	1,400,000	1,398,649
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,997,308) (2)	4,000,000	3,976,436
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,984,043) (2)	6,000,000	5,872,182
Royal Bank of Canada
1.20%, 09/19/2017	727,000	723,604
2.20%, 07/27/2018	155,000	156,281
2.00%, 10/01/2018	1,231,000	1,233,647
2.00%, 12/10/2018	11,350,000	11,340,534
2.20%, 09/23/2019	15,695,000	15,708,513
1.88%, 02/05/2020	1,100,000	1,079,983
2.10%, 10/14/2020	1,785,000	1,754,905
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,505,369
Santander Issuances SAU
5.18%, 11/19/2025	2,510,000	2,472,280
Santander UK Group Holdings PLC
5.63%, 09/15/2045 (Acquired 09/08/2015 through 09/11/2015, Cost $1,660,909) (2)	1,662,000	1,660,338
Santander UK Plc
5.00%, 11/07/2023 (Acquired 10/31/2013, Cost $2,131,490) (2)	2,000,000	2,081,902
Simon Property Group LP
2.15%, 09/15/2017	946,000	954,845
4.38%, 03/01/2021	6,932,000	7,519,182
4.13%, 12/01/2021	442,000	471,289
3.75%, 02/01/2024	910,000	946,070
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $297,182) (2)	299,000	297,419
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $5,198,512) (2)	5,200,000	5,229,702
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,307) (2)	1,225,000	1,230,635
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,995,902) (2)	3,000,000	2,980,017
Societe Generale SA
1.69%, 10/01/2018	1,000,000	1,008,040
5.63%, 11/24/2045 (Acquired 11/17/2015, Cost $1,860,636) (2)	1,902,000	1,820,887
SouthTrust Bank
7.69%, 05/15/2025	253,000	312,113
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $524,769) (2)	537,000	525,775
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	103,500

Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $674,844) (2)	683,000	673,573
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,360) (2)	750,000	742,410
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,639,576) (2)	7,650,000	7,525,014
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $628,334) (2)	609,000	626,202
State Street Corp
3.10%, 05/15/2023	321,000	317,422
3.70%, 11/20/2023	1,385,000	1,441,811
3.55%, 08/18/2025	247,000	254,806
Stifel Financial Corp
3.50%, 12/01/2020	5,000,000	4,944,495
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,018,320
2.45%, 01/16/2020	2,725,000	2,710,127
3.95%, 07/19/2023	250,000	260,568
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,778,003
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	109,417
2.50%, 05/01/2019	8,810,000	8,854,869
Susa Partnership LP
8.20%, 06/01/2017	111,000	120,087
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	698,752
2.50%, 01/25/2019	2,000,000	2,019,128
2.40%, 10/01/2020	2,000,000	1,985,508
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $216,192) (2)	215,000	215,995
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,992,282) (2)	6,000,000	6,007,704
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $1,009,933) (2)	1,000,000	1,010,313
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,607,938
2.60%, 01/15/2019	1,350,000	1,345,514
3.00%, 08/15/2019	4,775,000	4,769,308
3.75%, 08/15/2021	6,000,000	5,996,184
4.25%, 08/15/2024	2,000,000	1,973,156
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	395,712
2.95%, 04/01/2022	725,000	718,621
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,190,478) (2)	2,580,000	3,190,113
TIAA Asset Management Finance Co LLC
2.95%, 11/01/2019 (Acquired 10/27/2014 through 10/28/2014, Cost $6,321,332) (2)	6,235,000	6,250,045
4.13%, 11/01/2024 (Acquired 10/27/2014, Cost $516,335) (2)	510,000	512,012
Toronto-Dominion Bank/The
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $447,363) (2)	445,000	445,732

1.75%, 07/23/2018	556,000	555,282
2.25%, 11/05/2019	432,000	431,899
1.95%, 04/02/2020 (Acquired 03/26/2015, Cost $8,028,226) (2)	8,040,000	7,912,075
2.50%, 12/14/2020	8,092,000	8,088,375
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	120,143
UBS AG/Stamford CT
1.38%, 06/01/2017	7,030,000	6,996,980
5.75%, 04/25/2018	322,000	348,987
1.26%, 06/01/2020	8,200,000	8,168,520
UBS Group Funding Jersey Ltd
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,247,971) (2)	1,250,000	1,238,464
UDR Inc
4.63%, 01/10/2022	4,034,000	4,301,047
Ventas Realty LP
3.50%, 02/01/2025	251,000	240,362
4.13%, 01/15/2026	449,000	447,574
Visa Inc
4.15%, 12/14/2035	5,062,000	5,110,069
4.30%, 12/14/2045	3,026,000	3,067,117
Voya Financial Inc
5.50%, 07/15/2022	8,000,000	8,955,352
Wachovia Corp
5.75%, 06/15/2017	315,000	333,483
5.75%, 02/01/2018	1,865,000	2,014,316
WEA Finance, LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (Acquired 09/28/2015 through 09/29/2015, Cost $12,621,918) (2)	12,630,000	12,683,400
Wells Fargo & Co
2.63%, 12/15/2016	1,583,000	1,604,480
5.63%, 12/11/2017	948,000	1,017,144
2.60%, 07/22/2020	478,000	476,978
2.55%, 12/07/2020	7,176,000	7,140,012
4.60%, 04/01/2021	1,377,000	1,501,108
3.50%, 03/08/2022	1,929,000	1,988,708
3.30%, 09/09/2024	1,900,000	1,890,329
3.00%, 02/19/2025	4,075,000	3,963,964
3.55%, 09/29/2025	700,000	706,408
4.30%, 07/22/2027	13,158,000	13,442,805
5.61%, 01/15/2044	317,000	352,059
4.65%, 11/04/2044	675,000	656,735
4.90%, 11/17/2045	3,221,000	3,250,981
Wells Fargo Bank NA
0.67%, 03/15/2016	457,000	456,884
6.00%, 11/15/2017	2,224,000	2,398,851
Welltower Inc
3.75%, 03/15/2023	560,000	550,299
4.50%, 01/15/2024	461,000	471,706
Welltower, Inc.
4.00%, 06/01/2025	372,000	365,983

Westpac Banking Corp
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $684,363) (2)	676,000	684,182
1.60%, 01/12/2018	846,000	844,413
1.06%, 07/30/2018	3,060,000	3,054,660
4.88%, 11/19/2019	1,105,000	1,203,604
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,453) (2)	1,349,000	1,332,812
2.60%, 11/23/2020	6,632,000	6,629,453
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	594,700
Willis North America Inc
7.00%, 09/29/2019	537,000	602,052
WR Berkley Corp
4.75%, 08/01/2044	3,445,000	3,300,348
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,376,378
5.25%, 12/15/2043	2,700,000	2,792,186

		1,365,524,210

Industrials - 1.29%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	173,123
2.88%, 05/08/2022	241,000	237,670
4.38%, 05/08/2042	107,000	106,043
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	488,761
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $357,732) (2)	376,000	362,304
Arrow Electronics Inc
3.50%, 04/01/2022	965,000	929,580
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $267,416) (2)	243,000	271,955
2.85%, 12/15/2020 (Acquired 12/03/2015, Cost $2,719,502) (2)	2,729,000	2,723,187
3.80%, 10/07/2024 (Acquired 09/30/2014, Cost $772,938) (2)	770,000	766,254
3.85%, 12/15/2025 (Acquired 12/03/2015 through 12/16/2015, Cost $3,903,198) (2)	3,947,000	3,909,788
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,026) (2)	550,000	610,310
Boeing Co/The
4.88%, 02/15/2020	52,000	57,935
7.95%, 08/15/2024	124,000	165,399
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	397,546
5.75%, 03/15/2018	173,000	186,777
3.60%, 09/01/2020	146,000	152,187
3.45%, 09/15/2021	215,000	219,867
3.05%, 03/15/2022	440,000	441,180
3.00%, 03/15/2023	206,000	203,046
6.70%, 08/01/2028	62,000	76,002
7.29%, 06/01/2036	134,000	172,295

5.75%, 05/01/2040	373,000	417,648
5.40%, 06/01/2041	542,000	589,298
4.38%, 09/01/2042	462,000	436,787
5.15%, 09/01/2043	4,187,000	4,412,709
4.15%, 04/01/2045	1,825,000	1,654,156
Canadian Pacific Railway Co
4.50%, 01/15/2022	1,200,000	1,276,380
2.90%, 02/01/2025	644,000	606,250
7.13%, 10/15/2031	155,000	191,937
6.13%, 09/15/2115	1,766,000	1,787,572
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	93,824
5.45%, 04/15/2018	103,000	111,410
7.05%, 10/01/2018	361,000	409,480
7.15%, 02/15/2019	62,000	71,057
2.75%, 08/20/2021	420,000	417,640
2.85%, 06/01/2022	446,000	441,899
3.75%, 11/24/2023	2,825,000	2,940,622
3.25%, 12/01/2024	714,000	708,449
Caterpillar Inc
1.50%, 06/26/2017	193,000	193,347
2.60%, 06/26/2022	220,000	215,920
CRH America Inc
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,587) (2)	354,000	351,759
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,212) (2)	230,000	230,132
CSX Corp
7.90%, 05/01/2017	413,000	446,906
7.38%, 02/01/2019	72,000	82,438
4.25%, 06/01/2021	205,000	216,891
3.40%, 08/01/2024	600,000	596,854
5.50%, 04/15/2041	402,000	442,793
4.10%, 03/15/2044	175,000	158,496
3.95%, 05/01/2050	246,000	208,042
Danaher Corp
3.90%, 06/23/2021	387,000	411,443
Deere & Co
2.60%, 06/08/2022	619,000	610,620
3.90%, 06/09/2042	275,000	262,664
Eaton Corp
1.50%, 11/02/2017	163,000	161,979
5.60%, 05/15/2018	273,000	295,167
7.63%, 04/01/2024	206,000	256,611
4.00%, 11/02/2032	143,000	136,257
5.80%, 03/15/2037	500,000	567,085
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	1,353,226	1,447,952
6.72%, 01/15/2022	207,833	234,331
FedEx Corp
3.90%, 02/01/2035	414,000	376,850

General Electric Co
2.70%, 10/09/2022	350,000	348,759
3.38%, 03/11/2024	655,000	677,945
Hanson Ltd.
6.13%, 08/15/2016	625,000	641,406
Harris Corp.
3.83%, 04/27/2025	820,000	807,717
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $162,539) (2)	148,000	164,165
Honeywell International Inc
5.30%, 03/01/2018	155,000	167,271
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	167,213
3.90%, 09/01/2042	1,754,000	1,662,866
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	91,444
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	338,885
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	354,763
John Deere Capital Corp
1.60%, 07/13/2018	315,000	313,597
2.05%, 03/10/2020	300,000	296,436
2.45%, 09/11/2020	335,000	334,429
Koninklijke Philips NV
5.75%, 03/11/2018	172,000	184,093
3.75%, 03/15/2022	864,000	887,274
7.20%, 06/01/2026	57,000	69,108
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,691,611
7.13%, 07/15/2036	107,000	122,722
Lockheed Martin Corp
4.25%, 11/15/2019	103,000	110,518
2.50%, 11/23/2020	5,232,000	5,213,589
3.10%, 01/15/2023	346,000	345,807
3.55%, 01/15/2026	4,828,000	4,852,792
4.50%, 05/15/2036	400,000	404,666
4.85%, 09/15/2041	181,000	186,357
4.07%, 12/15/2042	462,000	427,558
4.70%, 05/15/2046	651,000	669,890
Martin Marietta Materials Inc
4.25%, 07/02/2024	1,705,000	1,674,186
6.25%, 05/01/2037	107,000	108,472
Masco Corp
6.13%, 10/03/2016	175,000	180,247
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	15,132

3.25%, 12/01/2021	570,000	568,652
2.90%, 02/15/2023	294,000	284,048
5.59%, 05/17/2025	6,000	6,864
7.80%, 05/15/2027	1,705,000	2,249,072
3.95%, 10/01/2042	332,000	285,750
4.80%, 08/15/2043	3,400,000	3,303,120
6.00%, 03/15/2105	351,000	375,902
6.00%, 05/23/2111	1,083,000	1,133,249
Northrop Grumman Corp
3.85%, 04/15/2045	195,000	175,327
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	271,744
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (2)	1,375,000	663,438
Pactiv LLC
7.95%, 12/15/2025	34,000	31,620
Parker-Hannifin Corp
5.50%, 05/15/2018	80,000	86,463
3.30%, 11/21/2024	149,000	150,290
4.45%, 11/21/2044	333,000	346,017
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $432,529) (2)	431,000	433,791
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,985,151) (2)	2,011,000	1,952,783
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,961) (2)	184,000	181,022
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $230,739) (2)	220,000	221,450
Pentair Finance SA
2.90%, 09/15/2018	915,000	911,014
3.63%, 09/15/2020	6,650,000	6,644,142
Precision Castparts Corp
3.25%, 06/15/2025	880,000	874,774
4.20%, 06/15/2035	75,000	74,579
4.38%, 06/15/2045	415,000	415,836
Raytheon Co
3.15%, 12/15/2024	378,000	379,051
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,091,541
3.55%, 06/01/2022	496,000	506,805
Roper Technologies Inc
3.00%, 12/15/2020	208,000	207,152
Ryder System Inc
3.60%, 03/01/2016	278,000	279,088
2.50%, 03/01/2017	330,000	332,217
2.50%, 05/11/2020	1,020,000	993,808
2.88%, 09/01/2020	345,000	340,987
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $144,110) (2)	139,000	143,953
1.45%, 05/25/2018 (Acquired 05/18/2015, Cost $3,352,248) (2)	3,370,000	3,343,323

2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (2)	553,000	553,139
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,231) (2)	513,000	523,913
Timken Co/The
3.88%, 09/01/2024	1,000,000	944,218
TTX Co
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,893) (2)	2,000,000	1,982,438
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,968,321) (2)	4,000,000	3,514,364
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	810,457
2.38%, 12/17/2018	7,025,000	7,016,240
Tyco International Finance SA
5.13%, 09/14/2045	205,000	212,691
Union Pacific Corp
4.16%, 07/15/2022	453,000	489,959
2.95%, 01/15/2023	149,000	149,519
3.65%, 02/15/2024	142,000	148,292
3.25%, 01/15/2025	200,000	202,981
3.38%, 02/01/2035	1,500,000	1,354,743
4.30%, 06/15/2042	165,000	164,893
4.82%, 02/01/2044	106,000	115,238
4.15%, 01/15/2045	300,000	297,410
4.38%, 11/15/2065	1,285,000	1,190,178
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	23,594	25,216
Union Pacific Railroad Co 2015-1 Pass Through Trust
2.70%, 05/12/2027	700,000	678,256
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	301,363
2.45%, 10/01/2022	186,000	183,994
8.38%, 04/01/2030	83,000	116,506
United Technologies Corp
1.78%, 05/04/2018	13,010,000	12,950,037
3.10%, 06/01/2022	524,000	533,546
4.50%, 06/01/2042	693,000	697,856
4.15%, 05/15/2045	785,000	749,817
Vulcan Materials Co
7.15%, 11/30/2037	54,000	56,700
Vulcan Materials Co.
7.00%, 06/15/2018	215,000	238,650
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	329,765
Waste Management Inc
4.75%, 06/30/2020	195,000	211,379
3.13%, 03/01/2025	424,000	412,685
3.90%, 03/01/2035	156,000	145,859

		129,194,956

Technology - 1.03%
Apple Inc
0.58%, 05/03/2018	790,000	788,346
2.15%, 02/09/2022	1,200,000	1,165,166
2.40%, 05/03/2023	2,081,000	2,028,842
3.20%, 05/13/2025	1,010,000	1,022,836
3.45%, 02/09/2045	500,000	430,434
Dell Inc
7.10%, 04/15/2028	196,000	188,650
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	656,026
3.63%, 10/15/2020	4,000,000	4,053,844
3.50%, 04/15/2023	2,430,000	2,320,366
3.88%, 06/05/2024	2,150,000	2,076,148
Fiserv Inc
4.63%, 10/01/2020	215,000	229,588
4.75%, 06/15/2021	5,231,000	5,588,759
3.85%, 06/01/2025	5,000,000	4,993,585
Hewlett Packard Enterprise Co
4.40%, 10/15/2022 (Acquired 09/30/2015, Cost $7,485,595) (2)	7,500,000	7,472,122
4.94%, 10/15/2025 (Acquired 09/30/2015, Cost $4,536,887) (2)	4,557,000	4,475,343
HP Inc
4.38%, 09/15/2021	293,000	288,439
4.65%, 12/09/2021	326,000	324,794
6.00%, 09/15/2041	731,000	638,309
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	290,178
Intel Corp
3.30%, 10/01/2021	259,000	268,429
3.10%, 07/29/2022	245,000	249,977
3.70%, 07/29/2025	456,000	471,743
4.00%, 12/15/2032	1,195,000	1,189,207
International Business Machines Corp
7.63%, 10/15/2018	872,000	1,005,276
1.63%, 05/15/2020	1,670,000	1,628,721
2.88%, 11/09/2022	8,581,000	8,520,899
6.22%, 08/01/2027	68,000	83,439
6.50%, 01/15/2028	120,000	149,920
4.00%, 06/20/2042	79,000	73,891
Intuit Inc
5.75%, 03/15/2017	8,059,000	8,443,930
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,201,134
Microsoft Corp
2.13%, 11/15/2022	350,000	338,393
2.38%, 05/01/2023	1,055,000	1,024,227
3.63%, 12/15/2023	445,000	467,897
3.50%, 02/12/2035	318,000	293,951
4.20%, 11/03/2035	1,988,000	2,028,579
4.50%, 10/01/2040	125,000	129,952

4.45%, 11/03/2045	2,838,000	2,926,809
4.00%, 02/12/2055	333,000	298,897
4.75%, 11/03/2055	408,000	422,538
National Semiconductor Corp
6.60%, 06/15/2017	855,000	918,842
Oracle Corp
5.75%, 04/15/2018	351,000	383,025
5.00%, 07/08/2019	547,000	601,776
2.80%, 07/01/2021	766,000	775,949
3.63%, 07/15/2023	149,000	154,198
3.40%, 07/01/2024	2,000,000	2,031,988
2.95%, 05/15/2025	2,000,000	1,952,708
4.30%, 07/01/2034	4,314,000	4,288,496
6.50%, 04/15/2038	201,000	252,059
6.13%, 07/08/2039	265,000	320,413
4.38%, 05/15/2055	400,000	365,667
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	185,076
QUALCOMM Inc
3.00%, 05/20/2022	7,000,000	6,933,577
Texas Instruments Inc
1.65%, 08/03/2019	434,000	429,762
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,391,713
6.75%, 02/01/2017	2,170,000	2,273,962
2.95%, 03/15/2017	202,000	203,508
2.75%, 03/15/2019	3,200,000	3,143,008
5.63%, 12/15/2019	521,000	554,249
2.75%, 09/01/2020	2,177,000	2,051,513
4.50%, 05/15/2021	183,000	184,786

		102,645,859

Utilities - 2.01%
AGL Capital Corp
6.38%, 07/15/2016	691,000	708,989
3.50%, 09/15/2021	530,000	531,408
5.88%, 03/15/2041	1,210,000	1,325,860
4.40%, 06/01/2043	160,000	143,934
Alabama Power Co
2.80%, 04/01/2025	2,025,000	1,954,990
6.13%, 05/15/2038	219,000	266,412
6.00%, 03/01/2039	89,000	105,782
4.15%, 08/15/2044	205,000	194,822
3.75%, 03/01/2045	415,000	372,854
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	244,173
American Water Capital Corp
3.85%, 03/01/2024	500,000	525,199
3.40%, 03/01/2025	592,000	601,502
6.59%, 10/15/2037	386,000	500,204

Appalachian Power Co
6.70%, 08/15/2037	430,000	514,806
Arizona Public Service Co
8.75%, 03/01/2019	91,000	108,071
2.20%, 01/15/2020	167,000	165,476
3.35%, 06/15/2024	676,000	686,800
5.05%, 09/01/2041	349,000	381,755
4.50%, 04/01/2042	221,000	226,495
Atmos Energy Corp
8.50%, 03/15/2019	71,000	83,234
4.15%, 01/15/2043	830,000	802,930
4.13%, 10/15/2044	450,000	430,907
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	504,364
Beaver Valley II Funding Corp
9.00%, 06/01/2017	15,000	15,900
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	181,514
2.40%, 02/01/2020	409,000	405,197
3.50%, 02/01/2025	625,000	619,828
4.50%, 02/01/2045	375,000	360,285
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,470) (2)	253,000	245,872
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	425,538
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,978,040) (2)	5,000,000	4,965,255
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	391,735
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $567,285) (2)	551,000	557,888
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,074) (2)	1,822,000	1,794,670
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	103,341
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	372,593
Consumers Energy Co
5.65%, 04/15/2020	144,000	162,396
2.85%, 05/15/2022	155,000	153,501
4.35%, 08/31/2064	191,000	181,078
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	160,643
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,260,000	1,258,795
2.80%, 11/15/2020	264,000	264,883
4.60%, 12/15/2044	380,000	353,479

Dominion Resources Inc/VA
1.90%, 06/15/2018	4,890,000	4,843,144
5.25%, 08/01/2033	583,000	605,531
7.00%, 06/15/2038	124,000	149,108
4.90%, 08/01/2041	212,000	207,314
DTE Electric Co
2.65%, 06/15/2022	194,000	190,978
3.70%, 03/15/2045	463,000	425,419
DTE Energy Co
2.40%, 12/01/2019	278,000	276,888
3.30%, 06/15/2022 (Acquired 06/09/2015, Cost $138,952) (2)	139,000	139,480
3.85%, 12/01/2023	292,000	300,070
3.50%, 06/01/2024	692,000	693,284
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	154,368
4.30%, 06/15/2020	205,000	221,903
6.00%, 12/01/2028	235,000	281,862
6.00%, 01/15/2038	161,000	198,646
4.25%, 12/15/2041	141,000	140,601
Duke Energy Corp
2.15%, 11/15/2016	439,000	441,628
6.25%, 06/15/2018	1,781,000	1,954,658
3.55%, 09/15/2021	306,000	312,592
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	126,645
6.40%, 06/15/2038	72,000	92,012
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	419,176
6.35%, 08/15/2038	320,000	408,106
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	226,321
3.00%, 09/15/2021	372,000	379,394
2.80%, 05/15/2022	335,000	335,386
3.25%, 08/15/2025	158,000	159,211
4.10%, 05/15/2042	217,000	210,385
4.38%, 03/30/2044	132,000	133,961
4.15%, 12/01/2044	129,000	125,986
Duke Energy Progress, LLC
4.10%, 03/15/2043	181,000	175,519
4.20%, 08/15/2045	325,000	320,190
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,988,685) (2)	5,000,000	4,987,335
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,526,881) (2)	3,558,000	3,541,466
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,895,787) (2)	5,000,000	4,941,945
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,517) (2)	1,035,000	1,012,727
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $929,591) (2)	888,000	959,577
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $210,891) (2)	204,000	249,094
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,642) (2)	103,000	115,175

Exelon Corp
1.55%, 06/09/2017	3,820,000	3,804,044
4.95%, 06/15/2035 (Acquired 06/08/2015, Cost $1,495,941) (2)	1,500,000	1,504,050
5.63%, 06/15/2035	774,000	825,979
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,665,862
2.95%, 01/15/2020	300,000	299,015
4.00%, 10/01/2020	619,000	638,228
5.75%, 10/01/2041	192,000	185,571
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $3,136,604) (2)	3,100,000	3,121,065
Florida Power & Light Co
3.13%, 12/01/2025	3,496,000	3,502,838
5.63%, 04/01/2034	57,000	67,845
5.95%, 02/01/2038	103,000	128,274
Georgia Power Co
5.95%, 02/01/2039	41,000	46,561
Great Plains Energy Inc
4.85%, 06/01/2021	156,000	167,624
Hydro-Quebec
9.40%, 02/01/2021	186,000	243,472
8.40%, 01/15/2022	826,000	1,067,505
8.05%, 07/07/2024	638,000	859,101
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	126,954
3.20%, 03/15/2023	991,000	977,476
ITC Holdings Corp
5.30%, 07/01/2043	2,191,000	2,243,470
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	34,900
4.30%, 01/15/2026 (Acquired 08/11/2015 through 08/21/2015, Cost $2,869,091) (2)	2,877,000	2,896,613
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	464,002	504,696
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	367,680
5.30%, 10/01/2041	1,032,000	1,121,105
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	289,906
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $289,709) (2)	279,000	300,044
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,025,565) (2)	4,000,000	4,051,840
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $613,709) (2)	591,000	626,601
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	77,320
3.50%, 10/15/2024	317,000	324,148
4.25%, 05/01/2046	1,442,000	1,426,268

Nevada Power Co
6.50%, 08/01/2018	232,000	257,516
7.13%, 03/15/2019	188,000	215,032
5.38%, 09/15/2040	38,000	41,958
5.45%, 05/15/2041	386,000	433,407
NextEra Energy Capital Holdings Inc
1.59%, 06/01/2017	3,349,000	3,336,950
2.06%, 09/01/2017	3,748,000	3,751,414
6.00%, 03/01/2019	124,000	135,841
2.40%, 09/15/2019	487,000	479,969
2.70%, 09/15/2019	2,780,000	2,767,743
7.30%, 09/01/2067	295,000	281,931
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $181,278) (2)	168,000	179,336
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (2)	258,000	259,103
NiSource Finance Corp
3.85%, 02/15/2023	283,000	288,632
5.80%, 02/01/2042	774,000	879,505
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	327,427
4.13%, 05/15/2044	1,480,000	1,468,104
Ohio Power Co
6.05%, 05/01/2018	160,000	173,817
5.38%, 10/01/2021	65,000	72,384
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	705,851
7.00%, 09/01/2022	124,000	148,950
4.55%, 12/01/2041	2,659,000	2,548,255
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	218,055
8.25%, 10/15/2018	4,484,000	5,212,220
3.25%, 09/15/2021	146,000	149,430
2.45%, 08/15/2022	581,000	561,920
3.25%, 06/15/2023	206,000	206,562
3.40%, 08/15/2024	11,150,000	11,196,261
3.50%, 06/15/2025	2,867,000	2,900,805
6.05%, 03/01/2034	146,000	174,172
4.50%, 12/15/2041	749,000	746,427
4.45%, 04/15/2042	194,000	194,794
PacifiCorp
5.65%, 07/15/2018	294,000	320,502
5.50%, 01/15/2019	26,000	28,535
3.85%, 06/15/2021	103,000	108,341
PECO Energy Co
5.35%, 03/01/2018	93,000	99,936
2.38%, 09/15/2022	578,000	560,296
4.15%, 10/01/2044	353,000	346,670
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	98,993

Potomac Electric Power Co
6.50%, 11/15/2037	136,000	174,657
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	174,113
4.13%, 06/15/2044	208,000	204,828
Progress Energy Inc
4.40%, 01/15/2021	390,000	412,688
3.15%, 04/01/2022	389,000	382,011
7.75%, 03/01/2031	2,763,000	3,559,136
PSEG Power LLC
5.32%, 09/15/2016	346,000	355,488
5.13%, 04/15/2020	430,000	461,989
4.15%, 09/15/2021	332,000	337,728
8.63%, 04/15/2031	130,000	161,815
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	30,608
3.20%, 11/15/2020	120,000	123,959
2.25%, 09/15/2022	210,000	202,456
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	103,531
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	156,394
4.40%, 02/01/2021	203,000	214,664
6.63%, 11/15/2037	649,000	780,966
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	91,860
3.15%, 08/15/2024	1,000,000	1,002,538
5.38%, 11/01/2039	117,000	135,002
RGS I&M Funding Corp
9.82%, 06/07/2022	88,257	90,027
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	262,022
3.95%, 11/15/2041	310,000	298,661
Sempra Energy
6.50%, 06/01/2016	93,000	94,689
6.15%, 06/15/2018	237,000	258,685
9.80%, 02/15/2019	12,506,000	15,137,488
2.88%, 10/01/2022	361,000	349,477
4.05%, 12/01/2023	10,325,000	10,636,712
3.55%, 06/15/2024	709,000	705,149
6.00%, 10/15/2039	155,000	173,807
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	149,899
Southern California Edison Co
5.50%, 08/15/2018	144,000	156,907
3.88%, 06/01/2021	102,000	107,948
1.85%, 02/01/2022	312,000	309,120

3.50%, 10/01/2023	328,000	338,467
5.95%, 02/01/2038	67,000	81,963
6.05%, 03/15/2039	253,000	313,205
3.90%, 12/01/2041	392,000	372,207
Southern Co/The
1.95%, 09/01/2016	307,000	308,285
1.30%, 08/15/2017	3,577,000	3,544,070
2.15%, 09/01/2019	2,700,000	2,649,532
Southern Power Co
1.85%, 12/01/2017	1,529,000	1,528,301
4.15%, 12/01/2025	218,000	217,739
5.15%, 09/15/2041	146,000	135,095
5.25%, 07/15/2043	1,305,000	1,244,319
Southwestern Electric Power Co
5.55%, 01/15/2017	320,000	330,738
Southwestern Public Service Co
8.75%, 12/01/2018	351,000	413,386
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $239,054) (2)	241,000	238,920
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,228,006) (2)	4,240,000	4,284,274
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,768) (2)	715,000	740,538
Virginia Electric & Power Co
5.95%, 09/15/2017	83,000	89,215
5.40%, 04/30/2018	475,000	513,556
2.95%, 01/15/2022	80,000	80,513
3.45%, 02/15/2024	191,000	194,815
4.65%, 08/15/2043	3,500,000	3,700,403
4.45%, 02/15/2044	126,000	129,574
WEC Energy Group Inc
1.65%, 06/15/2018	2,022,000	2,004,668
3.55%, 06/15/2025	865,000	870,008
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,098,105
Wisconsin Electric Power Co
2.95%, 09/15/2021	27,000	27,296
3.10%, 06/01/2025	285,000	285,870
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,975
1.20%, 06/01/2017	1,141,000	1,135,254
4.70%, 05/15/2020	62,000	66,656
6.50%, 07/01/2036	351,000	423,969
4.80%, 09/15/2041	95,000	95,439

		200,466,919

Total Corporate Bonds (Cost $3,049,318,003)		$3,014,308,560

Government Related - 21.96%
American Municipal Power Inc
7.50%, 02/15/2050	1,350,000	$1,787,535
Atlanta Independent School System
5.56%, 03/01/2026	535,000	606,011
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,223,705
Brazilian Government International Bond
5.00%, 01/27/2045	408,000	272,340
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	943,243
California School Finance Authority
5.04%, 07/01/2020	270,000	292,912
5.04%, 01/01/2021	215,000	215,290
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,922,686
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,122,445
Colombia Government International Bond
4.00%, 02/26/2024	437,000	416,242
4.50%, 01/28/2026	1,192,000	1,138,360
5.63%, 02/26/2044	200,000	182,500
5.00%, 06/15/2045	842,000	703,070
County of Contra Costa CA
5.14%, 06/01/2017	640,000	661,856
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	102,786
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,403,875
4.81%, 10/01/2114	875,000	866,399
Eaton Community City School District
5.39%, 08/25/2027	275,000	288,758
Elgin Local School District
5.50%, 08/31/2027	535,000	566,495
European Investment Bank
1.63%, 03/16/2020	5,140,000	5,092,090
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,772,372
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	563,577
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	378,694
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,358,369
0.63%, 11/23/2016	3,265,000	3,258,725
1.00%, 12/19/2017	13,680,000	13,646,402
1.83%, 07/29/2020	5,525,000	5,516,210
5.50%, 07/15/2036	1,135,000	1,474,299

Federal Home Loan Mortgage Corp
2.38%, 01/13/2022	5,352,000	5,426,372
6.25%, 07/15/2032	2,020,000	2,808,030
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,690,392
1.13%, 07/20/2018	9,975,000	9,935,469
1.88%, 02/19/2019	1,505,000	1,525,414
1.63%, 01/21/2020	1,730,000	1,726,852
1.50%, 06/22/2020	4,310,000	4,258,047
1.50%, 11/30/2020	15,090,000	14,828,445
2.63%, 09/06/2024	6,411,000	6,483,079
Financing Corp
0.00%, 11/30/2017	404,000	394,530
0.00%, 04/06/2018	194,000	188,364
0.00%, 05/11/2018	6,860,000	6,646,503
0.00%, 08/03/2018	276,000	265,956
0.00%, 03/07/2019	205,000	194,459
0.00%, 04/05/2019	2,766,000	2,619,333
0.00%, 09/26/2019	3,174,000	2,943,806
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,293,314
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	3,439,000	3,526,120
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,419,710
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,495,495) (2)	1,300,000	1,392,708
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,317,594) (2)	1,325,000	1,269,799
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	980,000	984,586
Israel Government AID Bond
0.00%, 11/01/2019	345,000	319,725
0.00%, 02/15/2022	464,000	398,820
0.00%, 08/15/2022	7,201,000	6,057,964
0.00%, 05/01/2023	1,000,000	821,689
0.00%, 09/15/2023	1,837,000	1,486,835
5.50%, 09/18/2023	8,856,000	10,613,207
0.00%, 11/01/2023	413,000	331,564
0.00%, 02/15/2024	2,000,000	1,591,320
0.00%, 02/15/2024	2,000,000	1,591,398
5.50%, 04/26/2024	3,784,000	4,578,288
0.00%, 05/15/2024	3,640,000	2,860,323
0.00%, 08/15/2024	1,500,000	1,163,583
0.00%, 11/01/2024	2,549,000	1,955,435
0.00%, 11/15/2024	2,299,000	1,774,918
0.00%, 08/15/2025	2,500,000	1,867,712
0.00%, 11/15/2026	258,000	182,809
5.50%, 09/18/2033	619,000	799,210
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,156,722) (2)	995,000	1,176,588

Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,272,496
Metropolitan Transportation Authority
6.81%, 11/15/2040	1,770,000	2,344,648
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,812,790
3.63%, 03/15/2022	2,000,000	2,012,000
4.00%, 10/02/2023	842,000	852,946
3.60%, 01/30/2025	868,000	845,866
4.75%, 03/08/2044	1,570,000	1,430,270
5.55%, 01/21/2045	1,494,000	1,531,350
5.75%, 10/12/2110	588,000	548,310
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	110,000	110,752
3.75%, 07/01/2034	275,000	280,176
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	2,450,000	2,522,447
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,068,080
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	313,872
North Carolina Housing Finance Agency
3.00%, 01/01/2033	5,880,000	5,946,856
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,054,713
Panama Government International Bond
5.20%, 01/30/2020	8,403,000	9,117,255
4.00%, 09/22/2024	3,133,000	3,133,000
3.75%, 03/16/2025	1,234,000	1,209,320
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	193,800
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,142,500
4.00%, 01/22/2024	1,040,000	1,094,080
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,501,353
5.65%, 11/01/2040	435,000	514,340
4.46%, 10/01/2062	2,065,000	1,984,609
Province of British Columbia Canada
2.00%, 10/23/2022	6,270,000	6,091,148
Province of Quebec Canada
7.37%, 03/06/2026	58,000	77,652
Residual Funding Corp Principal Strip
0.00%, 10/15/2019	5,732,000	5,338,865
0.00%, 07/15/2020	36,899,000	33,718,675
0.00%, 10/15/2020	6,411,000	5,802,974
0.00%, 01/15/2021	2,270,000	2,032,347
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,160,120

Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $435,459) (2)	440,000	472,692
6.13%, 01/22/2044	1,000,000	1,170,000
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	835,358
South Africa Government International Bond
5.88%, 09/16/2025	403,000	411,951
5.38%, 07/24/2044	1,077,000	969,300
State of California
7.50%, 04/01/2034	5,540,000	7,730,350
7.30%, 10/01/2039	275,000	384,887
State of Illinois
5.10%, 06/01/2033	4,480,000	4,236,512
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,650,294
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,133,174
5.50%, 06/15/2038	57,000	70,570
5.25%, 09/15/2039	949,000	1,141,072
3.50%, 12/15/2042	2,237,000	2,066,086
4.63%, 09/15/2060	303,000	316,699
4.25%, 09/15/2065	5,531,000	5,404,279
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019	1,238,000	1,150,295
0.00%, 07/15/2028	2,000,000	1,286,312
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017	427,000	415,563
0.00%, 11/01/2025	1,847,000	1,358,428
0.00%, 06/15/2035	258,000	119,397
Three Rivers Local School District
5.21%, 09/15/2027	285,000	298,483
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,350,477
5.75%, 03/22/2024	494,000	521,921
4.25%, 04/14/2026	895,000	839,109
Ukraine Government AID Bonds
1.85%, 05/29/2020	6,070,000	6,045,016
United States Treasury Inflation Indexed Bonds
0.13%, 04/15/2016 (3)	445,011	443,242
0.13%, 04/15/2019 (3)	913,518	907,563
1.38%, 01/15/2020 (3)	326,655	339,300
0.13%, 04/15/2020 (3)	72,951,985	71,969,540
0.13%, 01/15/2022 (3)	2,334,922	2,259,976
1.75%, 01/15/2028 (3)	681,168	742,818
3.63%, 04/15/2028 (3)	1,533,732	2,001,250
2.50%, 01/15/2029 (3)	457,509	540,899
0.75%, 02/15/2045 (3)	3,742,087	3,248,861

United States Treasury Note/Bond
3.13%, 10/31/2016	3,400,000	3,465,722
2.75%, 11/30/2016	258,000	262,503
3.25%, 12/31/2016	20,315,000	20,801,707
3.13%, 01/31/2017	206,000	210,996
4.63%, 02/15/2017	980,000	1,020,655
3.25%, 03/31/2017	6,295,000	6,477,826
2.75%, 05/31/2017	5,000,000	5,127,820
0.75%, 06/30/2017	4,360,000	4,346,545
0.88%, 10/15/2017	7,960,000	7,936,653
0.75%, 10/31/2017	4,720,000	4,695,239
4.25%, 11/15/2017	3,353,000	3,551,109
0.88%, 11/30/2017	70,063,000	69,866,964
2.25%, 11/30/2017	206,000	210,603
2.75%, 12/31/2017	1,459,000	1,506,399
0.88%, 01/15/2018	28,425,000	28,298,964
0.88%, 01/31/2018	245,000	243,799
2.63%, 01/31/2018	2,683,000	2,766,771
3.50%, 02/15/2018	6,993,000	7,344,769
0.75%, 02/28/2018	5,250,000	5,205,721
0.63%, 04/30/2018	7,585,000	7,488,049
1.50%, 08/31/2018	6,561,000	6,605,654
1.25%, 10/31/2018	1,930,000	1,927,547
1.25%, 11/15/2018	1,926,000	1,923,252
1.25%, 11/30/2018	13,950,000	13,928,461
1.25%, 12/15/2018	1,370,000	1,367,296
1.38%, 12/31/2018	722,000	722,641
1.50%, 12/31/2018	24,330,000	24,444,132
2.75%, 02/15/2019	5,000,000	5,211,450
3.13%, 05/15/2019	10,774,000	11,369,910
1.50%, 05/31/2019	4,925,000	4,930,472
1.50%, 10/31/2019	3,515,000	3,504,683
1.00%, 11/30/2019	2,392,000	2,338,237
1.13%, 12/31/2019	27,570,000	27,050,967
8.50%, 02/15/2020	4,750,000	6,052,051
3.50%, 05/15/2020	1,300,000	1,398,164
8.75%, 05/15/2020	2,000,000	2,593,876
1.63%, 06/30/2020	90,901,000	90,549,940
1.63%, 07/31/2020	16,894,000	16,817,605
2.63%, 08/15/2020	60,309,000	62,669,555
8.75%, 08/15/2020	6,304,000	8,261,613
2.13%, 08/31/2020	2,032,000	2,065,394
1.38%, 09/30/2020	13,816,000	13,580,617
1.38%, 10/31/2020	11,791,000	11,585,589
2.63%, 11/15/2020	4,596,000	4,776,876
1.63%, 11/30/2020	57,210,000	56,885,791
2.00%, 11/30/2020	1,500,000	1,515,636
1.75%, 12/31/2020	22,855,000	22,836,602

3.63%, 02/15/2021	1,961,000	2,132,513
7.88%, 02/15/2021	900,000	1,166,015
3.13%, 05/15/2021	4,602,000	4,896,114
8.13%, 05/15/2021	1,718,000	2,266,538
2.13%, 08/15/2021	2,805,000	2,838,926
2.13%, 09/30/2021	5,885,000	5,948,505
2.00%, 10/31/2021	15,000,000	15,044,895
8.00%, 11/15/2021	4,414,000	5,897,629
1.50%, 01/31/2022	1,250,000	1,215,300
1.75%, 03/31/2022	2,070,000	2,038,401
1.75%, 05/15/2022	2,000,000	1,967,470
2.13%, 06/30/2022	2,000,000	2,010,542
2.00%, 11/30/2022	48,035,000	47,772,825
2.00%, 02/15/2023	500,000	497,080
1.75%, 05/15/2023	13,090,000	12,752,134
2.50%, 08/15/2023	1,000,000	1,025,951
2.50%, 05/15/2024	36,425,000	37,218,009
2.38%, 08/15/2024	2,000,000	2,020,712
2.00%, 08/15/2025	26,015,000	25,364,209
2.25%, 11/15/2025	11,309,000	11,283,690
5.50%, 08/15/2028	1,481,000	1,971,051
5.25%, 11/15/2028	30,240,500	39,515,654
6.13%, 08/15/2029	603,000	855,872
6.25%, 05/15/2030	789,000	1,144,022
5.38%, 02/15/2031	1,312,000	1,778,841
4.75%, 02/15/2037	17,086,000	22,612,996
4.38%, 02/15/2038	10,000,000	12,598,350
3.50%, 02/15/2039	159,469,100	176,053,408
4.25%, 05/15/2039	6,800,000	8,384,658
4.50%, 08/15/2039	706,000	901,914
2.75%, 11/15/2042	27,980,000	26,621,879
2.88%, 05/15/2043 (5)	25,625,000	24,932,664
2.50%, 02/15/2045	11,185,000	10,014,982
3.00%, 05/15/2045	36,990,000	36,750,083
2.88%, 08/15/2045	33,845,000	32,807,177
United States Treasury Strip Coupon
0.00%, 08/15/2016	3,966,000	3,949,743
0.00%, 11/15/2016	4,261,000	4,231,360
0.00%, 08/15/2017	4,176,000	4,112,613
0.00%, 11/15/2017	9,529,000	9,342,174
0.00%, 02/15/2018	3,658,000	3,571,920
0.00%, 05/15/2018	1,624,000	1,579,762
0.00%, 08/15/2018	21,739,000	21,053,656
0.00%, 11/15/2018	500,000	481,383
0.00%, 05/15/2019	20,278,000	19,278,132
0.00%, 08/15/2019	22,357,000	21,099,083
0.00%, 11/15/2019	7,500,000	7,032,930
0.00%, 02/15/2020	6,078,000	5,661,256

0.00%, 05/15/2020	39,615,000	36,579,342
0.00%, 08/15/2020	25,243,000	23,195,591
0.00%, 02/15/2021	14,550,000	13,155,528
0.00%, 05/15/2021	14,843,000	13,329,311
0.00%, 08/15/2021	9,469,000	8,445,221
0.00%, 11/15/2021	11,144,000	9,863,309
0.00%, 02/15/2022	33,917,000	29,781,636
0.00%, 05/15/2022	18,154,000	15,817,308
0.00%, 08/15/2022	12,500,000	10,807,225
0.00%, 11/15/2022	17,400,000	14,936,386
0.00%, 02/15/2023	61,562,000	52,555,972
0.00%, 05/15/2023	33,770,000	28,580,564
0.00%, 08/15/2023	19,635,000	16,521,596
0.00%, 11/15/2023	9,300,000	7,752,201
0.00%, 02/15/2024	6,124,000	5,075,914
0.00%, 05/15/2024	1,322,000	1,086,149
0.00%, 08/15/2024	1,834,000	1,493,357
0.00%, 11/15/2024	6,105,000	4,932,871
0.00%, 02/15/2025	799,000	640,442
0.00%, 05/15/2025	3,279,000	2,605,188
0.00%, 08/15/2025	1,360,000	1,072,878
0.00%, 02/15/2026	1,000,000	776,911
0.00%, 05/15/2026	3,801,000	2,926,116
0.00%, 08/15/2026	1,681,000	1,284,965
0.00%, 11/15/2026	10,222,000	7,741,979
0.00%, 02/15/2027	20,416,000	15,329,129
0.00%, 05/15/2027	1,866,000	1,387,668
0.00%, 08/15/2027	4,314,000	3,181,329
0.00%, 11/15/2027	7,702,000	5,638,573
0.00%, 02/15/2028	7,769,000	5,640,970
0.00%, 05/15/2028	3,071,000	2,206,814
0.00%, 08/15/2028	6,918,000	4,933,247
0.00%, 11/15/2028	7,540,000	5,324,748
0.00%, 02/15/2029	7,537,000	5,277,520
0.00%, 05/15/2029	1,330,000	923,890
0.00%, 08/15/2029	4,738,000	3,265,155
0.00%, 11/15/2029	5,164,000	3,518,347
0.00%, 02/15/2030	15,187,000	10,254,308
0.00%, 05/15/2030	8,464,000	5,674,071
0.00%, 08/15/2030	13,772,000	9,140,518
0.00%, 11/15/2030	7,064,000	4,644,022
0.00%, 02/15/2031	9,298,000	6,083,635
0.00%, 05/15/2031	9,225,000	5,969,571
0.00%, 08/15/2031	11,262,000	7,217,208
0.00%, 11/15/2031	8,399,000	5,341,243
0.00%, 02/15/2032	15,909,000	10,017,086
0.00%, 05/15/2032	24,453,000	15,245,761
0.00%, 08/15/2032	10,925,000	6,761,701

0.00%, 11/15/2032	9,612,000	5,880,170
0.00%, 02/15/2033	3,000,000	1,821,429
0.00%, 05/15/2033	10,845,000	6,524,211
0.00%, 08/15/2033	4,212,000	2,509,678
0.00%, 11/15/2033	5,966,000	3,518,425
0.00%, 02/15/2034	3,959,000	2,311,363
0.00%, 05/15/2034	4,650,000	2,687,830
0.00%, 08/15/2034	2,895,000	1,659,547
0.00%, 11/15/2034	3,492,000	1,984,242
0.00%, 02/15/2035	1,824,000	1,027,919
0.00%, 05/15/2035	1,920,000	1,072,692
0.00%, 08/15/2035	175,000	96,973
0.00%, 05/15/2036	121,000	65,546
United States Treasury Strip Principal
0.00%, 08/15/2039	1,225,000	607,038
0.00%, 05/15/2044	22,335,000	9,168,584
University of California
4.77%, 05/15/2115	1,594,000	1,511,128
Uruguay Government International Bond
5.10%, 06/18/2050	2,005,000	1,729,313
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	247,540
Westlake City School District
5.23%, 12/01/2026	430,000	443,816

Total Government Related (Cost $2,163,889,484)		$2,192,300,970

Mortgage Backed Obligations - 35.38%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $247,472) (2)	248,032	$248,080
A10 Securitization 2015-1 LLC
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $2,910,730) (2)	2,911,000	2,883,170
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,994) (2)	862,000	856,219
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,889) (2)	425,000	425,416
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,559,701) (2)	1,561,068	1,550,668
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,781) (2)	1,807,000	1,802,184
ACRE Commercial Mortgage Trust 2014-FL2
2.40%, 08/15/2031 (Acquired 08/01/2014, Cost $571,686) (2)	572,000	566,512
2.85%, 08/15/2031 (Acquired 08/01/2014, Cost $721,228) (2)	722,000	716,053
3.75%, 08/15/2031 (Acquired 12/11/2014, Cost $399,960) (2)	400,000	396,694
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2053 (1)	1,228,860	1,218,907
Ajax Mortgage Loan Trust 2014-A
3.75%, 10/25/2057	1,215,443	1,201,101
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,418,270) (2)	1,421,186	1,415,824
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,640	3,719

Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	15,286	11,501
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	562,010	573,695
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	28,123	28,416
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	1,185,181	1,193,840
Alternative Loan Trust 2005-1CB
6.68%, 03/25/2035 IO	339,977	69,423
Alternative Loan Trust 2005-20CB
4.33%, 07/25/2035 IO	1,063,510	128,114
Alternative Loan Trust 2005-22T1
4.65%, 06/25/2035 IO	1,017,306	152,082
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	464,166	452,038
6.00%, 08/25/2035	13,550	10,810
Alternative Loan Trust 2005-37T1
4.63%, 09/25/2035 IO	3,510,696	563,658
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	63,144	63,407
Alternative Loan Trust 2005-54CB
4.43%, 11/25/2035 IO	1,992,992	223,657
5.50%, 11/25/2035	504,984	463,829
5.50%, 11/25/2035	6,495	6,451
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	195,417	184,615
Alternative Loan Trust 2005-J1
4.68%, 02/25/2035 IO	436,331	30,428
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	114,517	93,827
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (6)	33,414	36,621
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	174,622	170,488
Alternative Loan Trust 2006-J5
4.81%, 07/25/2021	56,247	55,945
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $63,039) (2)	61,432	63,305
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $455,556) (2)	443,467	445,548
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $477,117) (2)	464,000	475,328
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (Acquired 12/10/2015, Cost $2,114,540) (2)	2,119,000	2,115,276
ASG Resecuritization Trust 2009-1
5.63%, 06/26/2037	305,278	302,219
ASG Resecuritization Trust 2009-3
2.10%, 03/26/2037 (Acquired 10/28/2013, Cost $1,184,779) (2)	1,183,163	1,178,303

ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $77,388) (2)	76,355	76,308
ASG Resecuritization Trust 2009-5
3.30%, 02/28/2037 (Acquired 10/28/2013, Cost $99,274) (2)	98,584	98,768
ASG Resecuritization Trust 2010-1
0.59%, 02/27/2036 (Acquired 10/28/2013, Cost $23,604) (2)	24,071	23,997
ASG Resecuritization Trust 2010-2
1.80%, 01/28/2037	410,642	405,313
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $46,224) (2)	45,893	45,897
2.65%, 11/28/2035 (Acquired 10/28/2013, Cost $494,567) (2)	501,955	494,394
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $583,950) (2)	567,427	511,821
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $782,514) (2)	809,000	803,976
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (Acquired 08/01/2014, Cost $1,148,339) (2)	1,200,000	1,126,593
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	19,079	15,989
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	12,513	12,594
0.00%, 01/25/2034 PO	47,882	41,696
6.00%, 01/25/2034	398,201	414,275
6.00%, 01/25/2034	409,800	430,880
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	223,999	227,809
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	78,631	79,592
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	124,698	125,945
5.50%, 09/25/2033	419,219	429,080
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	51,099	52,011
6.00%, 02/25/2034	107,763	114,389
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	11,176	11,439
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	13,928	13,533
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	198,939	203,728
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	96,941	94,901
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	44,152	44,960
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	23,718	21,523
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	15,855	16,272
5.50%, 03/25/2035	14,328	13,251

Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	115,741	116,568
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	75,069	70,408
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	35,468	32,284
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	80,496	68,303
Banc of America Alternative Loan Trust 2007-1
5.85%, 04/25/2022	91,311	91,363
Banc of America Commercial Mortgage Trust 2006-2
5.87%, 05/10/2045	10,000,000	10,113,872
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,623,929	1,632,485
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,593,333	1,606,251
Banc of America Commercial Mortgage Trust 2006-5
0.67%, 09/10/2047 (Acquired 10/28/2013, Cost $282,593) (2)	17,799,193	76,907
5.41%, 09/10/2047	1,483,040	1,500,186
Banc of America Commercial Mortgage Trust 2006-6
5.37%, 10/10/2045	228,254	228,433
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	8,785,136	9,178,298
5.49%, 02/10/2051	2,967,029	3,072,970
Banc of America Commercial Mortgage Trust 2015-UBS7
3.71%, 09/15/2048	746,000	762,150
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	53,190	43,930
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	4,109,102	4,424,420
Banc of America Funding 2004-C Trust
3.08%, 12/20/2034	103,349	102,215
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	69,871	68,604
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	56,499	45,436
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	21,731	15,122
Banc of America Funding 2005-C Trust
0.64%, 05/20/2035	6,502,767	6,057,941
Banc of America Funding 2005-E Trust
2.84%, 03/20/2035	133,110	132,451
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	36,955	28,648
Banc of America Funding 2010-R11 Trust
5.12%, 08/26/2035 (Acquired 10/28/2013, Cost $384,201) (2)	379,691	382,648

Banc of America Merrill Lynch Commercial Mortgage Inc
5.34%, 11/10/2042	127,040	126,899
4.73%, 07/10/2043	171,676	171,399
0.04%, 10/10/2045 (Acquired 10/28/2013, Cost $92,144) (2)	5,746,331	2,978
Banc of America Mortgage 2003-3 Trust
0.97%, 05/25/2018	73,618	71,809
5.50%, 05/25/2033	225,109	231,145
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	46,560	48,204
Banc of America Mortgage 2003-6 Trust
0.87%, 08/25/2018	18,980	18,800
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	2,998	3,028
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	20,542	17,091
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	24,855	25,146
Banc of America Mortgage 2003-E Trust
2.79%, 06/25/2033	182,710	183,054
Banc of America Mortgage 2004-J Trust
3.12%, 11/25/2034	94,919	93,357
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	3,342	3,053
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	193,900	196,929
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	6,741	5,875
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	18,301	18,349
5.50%, 06/25/2034	81,470	82,981
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	555,144	563,751
0.00%, 07/25/2034 PO	30,543	27,215
5.50%, 07/25/2034	13,489	13,694
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	2,179	1,876
0.00%, 10/25/2034 PO	9,703	8,396
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	551	506
6.50%, 09/25/2032	41,164	42,891
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	83,821	85,807
Banc of America Re-REMIC Trust 2009-UBER1
5.59%, 06/24/2050 (Acquired 10/28/2013, Cost $885,251) (2)	814,371	825,691
Battalion CLO V Ltd
1.82%, 04/17/2026 (Acquired 03/07/2014, Cost $9,629,248) (2)	9,650,000	9,549,698
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,840,857) (2)	2,941,000	2,908,359
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,479,306) (2)	2,602,000	2,588,492

BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $291,515) (2)	283,665	288,408
BCAP LLC 2009-RR14 Trust
2.51%, 08/26/2035 (Acquired 10/28/2013, Cost $673,698) (2)	712,954	712,399
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $267,218) (2)	263,958	280,323
BCAP LLC 2010-RR12 Trust
4.03%, 01/26/2036 (Acquired 10/28/2013, Cost $77,915) (2)	77,031	76,516
2.74%, 10/26/2036 (Acquired 10/28/2013, Cost $251,072) (2)	249,193	246,309
BCAP LLC 2010-RR5-I Trust
5.40%, 04/26/2037 (Acquired 10/28/2013, Cost $368,823) (2)	369,305	374,822
BCAP LLC 2010-RR6 Trust
4.18%, 06/26/2036 (Acquired 10/28/2013, Cost $121,121) (2)	117,889	117,853
BCAP LLC 2010-RR7 Trust
2.71%, 04/26/2035 (Acquired 10/28/2013, Cost $137,684) (2)	139,862	138,386
2.27%, 07/26/2045 (Acquired 10/28/2013, Cost $1,546,271) (2)	1,589,020	1,592,416
0.94%, 02/26/2047 (Acquired 10/28/2013, Cost $26,802) (2)	27,436	27,390
BCAP LLC 2010-RR8 Trust
2.74%, 05/26/2035 (Acquired 10/28/2013, Cost $29,954) (2)	29,516	29,460
2.74%, 05/26/2035 (Acquired 10/28/2013, Cost $1,001,371) (2)	1,032,000	997,919
BCAP LLC 2011-RR10 Trust
1.15%, 09/26/2037 (Acquired 10/28/2013, Cost $1,139,302) (2)	1,218,303	1,171,973
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $133,831) (2)	132,630	133,339
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $89,223) (2)	88,986	89,077
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,050,248) (2)	1,046,008	1,054,499
BCAP LLC 2011-RR5-I Trust
0.37%, 05/28/2036 (Acquired 10/28/2013, Cost $444,035) (2)	466,903	462,503
BCAP LLC 2012-RR1 Trust
3.47%, 07/26/2037 (Acquired 10/28/2013, Cost $534,447) (2)	522,753	557,016
BCAP LLC 2012-RR10-I Trust
0.41%, 05/26/2036 (Acquired 10/28/2013, Cost $1,119,500) (2)	1,172,717	1,126,770
0.45%, 02/26/2037 (Acquired 10/28/2013, Cost $433,041) (2)	452,467	437,985
BCAP LLC 2012-RR2 Trust
0.39%, 08/26/2036 (Acquired 10/28/2013, Cost $326,364) (2)	336,124	333,367
BCAP LLC 2012-RR3 Trust
2.08%, 05/26/2037 (Acquired 10/28/2013, Cost $931,919) (2)	941,181	942,141
BCAP LLC 2012-RR4 Trust
0.42%, 06/26/2047 (Acquired 10/28/2013, Cost $502,077) (2)	525,820	508,813
BCAP LLC 2015-RR1
1.20%, 09/11/2038 (Acquired 03/24/2015, Cost $1,551,152) (2)	1,644,864	1,531,040
Bear Stearns ALT-A Trust 2005-2
0.92%, 03/25/2035	315,619	309,964
Bear Stearns ARM Trust 2003-2
2.57%, 01/25/2033 (Acquired 10/28/2013, Cost $209,848) (2)	217,385	219,343
Bear Stearns ARM Trust 2003-7
2.54%, 10/25/2033	24,558	24,606

Bear Stearns ARM Trust 2004-2
3.05%, 05/25/2034	113,813	113,353
Bear Stearns ARM Trust 2005-5
2.16%, 08/25/2035	640,859	646,601
Bear Stearns ARM Trust 2006-1
2.58%, 02/25/2036	604,797	599,075
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	89,005	89,587
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.64%, 12/11/2038 (Acquired 10/28/2013, Cost $286,467) (2)	21,046,691	97,511
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	243,584	246,799
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.14%, 01/12/2045 (Acquired 10/28/2013, Cost $320,308) (2)	62,009,656	126,208
CAM Mortgage Trust 2013-1
3.50%, 11/25/2057 (Acquired 10/02/2014, Cost $298,796) (1)(2)	298,796	298,916
CD 2006-CD3 Mortgage Trust
0.51%, 10/15/2048 (Acquired 10/28/2013, Cost $194,648) (2)	11,011,372	76,684
CD 2007-CD4 Commercial Mortgage Trust
0.37%, 12/11/2049	20,049,200	62,794
5.32%, 12/11/2049	6,473,580	6,582,358
CGBAM Commercial Mortgage Trust 2014-HD
1.13%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (2)	900,000	896,829
Chase Mortgage Finance Trust Series 2006-A1
2.66%, 09/25/2036	300,956	267,746
Chase Mortgage Finance Trust Series 2007-A1
2.61%, 02/25/2037	33,348	33,442
2.66%, 02/25/2037	244,676	245,193
2.69%, 02/25/2037	139,349	138,177
2.70%, 02/25/2037	112,534	111,379
Chase Mortgage Finance Trust Series 2007-A2
2.70%, 07/25/2037	98,944	98,494
2.72%, 07/25/2037	139,742	140,960
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	19,021	16,369
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	62,590	65,679
5.75%, 04/25/2034	42,644	44,374
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	292,909	304,381
CHL Mortgage Pass-Through Trust 2004-7
2.51%, 06/25/2034	19,238	18,855
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	104,928	107,548
CHL Mortgage Pass-Through Trust 2004-HYB1
2.62%, 05/20/2034	35,145	33,446
CHL Mortgage Pass-Through Trust 2004-HYB3
2.32%, 06/20/2034	150,886	143,411

CHL Mortgage Pass-Through Trust 2004-HYB6
2.64%, 11/20/2034	102,652	98,252
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	12,429	12,689
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	46,048	45,939
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	23,853	23,309
CHL Mortgage Pass-Through Trust 2005-22
2.71%, 11/25/2035	392,629	334,619
Citigroup Commercial Mortgage Trust 2015-GC35
3.82%, 11/10/2048	1,216,000	1,245,722
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	19,272	19,882
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	119,541	120,685
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,357,164
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,080,751
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,384,773
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,640,676
Citigroup Global Markets Mortgage Securities VII Inc
0.00%, 12/25/2018 PO	2,003	1,843
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $40,523) (2)	41,179	40,558
7.00%, 06/25/2033	32,613	33,435
2.74%, 09/25/2033	291,065	290,707
Citigroup Mortgage Loan Trust 2008-AR4
2.74%, 11/25/2038 (Acquired 10/28/2013, Cost $909,262) (2)	901,392	898,794
Citigroup Mortgage Loan Trust 2009-10
2.52%, 09/25/2033 (Acquired 10/28/2013, Cost $605,239) (2)	598,252	604,924
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $419,111) (2)	407,962	422,788
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $323,754) (2)	318,128	324,562
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $202,075) (2)	199,525	206,674
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $178,254) (2)	173,600	181,557
Citigroup Mortgage Loan Trust 2010-10
2.59%, 02/25/2036 (Acquired 10/28/2013, Cost $284,278) (2)	282,574	285,623
Citigroup Mortgage Loan Trust 2010-3
2.58%, 02/25/2036 (Acquired 10/28/2013, Cost $101,868) (2)	101,608	100,865
Citigroup Mortgage Loan Trust 2010-7
2.66%, 02/25/2035 (Acquired 10/28/2013, Cost $121,974) (2)	120,851	120,144

Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $1,188,623) (2)	1,182,681	1,193,190
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $1,408,180) (2)	1,385,478	1,404,372
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $486,066) (2)	493,318	482,633
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016 PO	60	60
0.00%, 12/25/2018 PO	4,572	4,396
0.00%, 12/25/2018 PO	3,271	3,179
5.50%, 12/25/2018	26,746	26,815
0.00%, 09/25/2033 PO	12,106	10,863
7.00%, 09/25/2033	8,837	9,108
0.00%, 10/25/2033 PO	11,182	10,078
5.25%, 10/25/2033	87,824	89,509
0.80%, 12/25/2033	64,099	61,673
2.32%, 08/25/2034	60,905	58,439
2.73%, 04/25/2035	41,461	33,362
5.50%, 05/25/2035	208,331	216,766
2.60%, 08/25/2035	125,930	91,225
5.50%, 11/25/2035 (6)	25,688	24,589
6.00%, 11/25/2035 (6)	5,290,669	4,830,379
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.77%, 08/15/2048	14,454,943	85,251
5.22%, 08/15/2048	481,201	488,860
5.25%, 08/15/2048	578,000	585,733
COMM 2006-C7 Mortgage Trust
5.77%, 06/10/2046	1,133,967	1,143,303
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $8,049,429) (2)	7,943,000	7,994,566
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	4,035,538	4,146,141
COMM 2012-CCRE2 Mortgage Trust
1.83%, 08/15/2045	3,268,849	281,361
3.15%, 08/15/2045	9,614,464	9,704,702
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $532,054) (2)	516,000	549,384
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,340,520
COMM 2013-CCRE11 Mortgage Trust
3.98%, 10/10/2046	1,770,000	1,869,737
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	7,999,718
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,232,776
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $679,042) (2)	708,000	703,791
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,198,226
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,152,577

COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	11,926,932
COMM 2014-KYO Mortgage Trust
1.20%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (2)	4,232,000	4,182,893
COMM 2014-PAT Mortgage Trust
1.12%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (2)	1,649,000	1,624,208
COMM 2014-TWC Mortgage Trust
1.05%, 02/13/2032 (Acquired 01/30/2014, Cost $3,251,065) (2)	3,250,000	3,212,990
2.02%, 02/13/2032 (Acquired 08/12/2014, Cost $1,002,143) (2)	1,000,000	992,409
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,216,315
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (Acquired 06/11/2015, Cost $1,016,794) (2)	1,025,000	1,004,415
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2055	7,500,000	7,503,289
3.70%, 08/10/2055	770,833	783,406
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,290,263
3.76%, 08/10/2048	2,437,000	2,485,058
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	1,142,000	1,151,367
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2053	1,558,000	1,586,919
COMM 2015-PC1 Mortgage Trust
3.62%, 07/10/2050	735,000	742,889
Commercial Mortgage Trust 2006-GG7
5.83%, 07/10/2038	310,000	313,410
COOF Securitization Trust 2014-1 Ltd
2.91%, 06/25/2040 (Acquired 05/16/2014, Cost $432,980) (2)	3,053,955	406,481
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.66%, 03/15/2039	128,897	128,704
5.66%, 03/15/2039	6,714,611	6,714,074
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.06%, 01/15/2049 (Acquired 10/28/2013, Cost $76,025) (2)	22,869,648	25,934
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	7,683	7,655
5.00%, 10/25/2018	30,507	30,695
0.00%, 08/25/2019 PO	1,856	1,844
5.25%, 08/25/2019	89,321	91,230
6.70%, 02/25/2033	143,250	144,779
2.89%, 06/25/2033	69,501	69,018
5.25%, 07/25/2033	3,549,622	3,671,239
5.25%, 09/25/2033	141,655	146,305
0.00%, 10/25/2033 PO	108,366	93,700
5.25%, 11/25/2033	81,056	82,661
5.25%, 11/25/2033	210,263	214,385
5.50%, 09/25/2034	137,807	144,953

5.50%, 12/25/2034	213,291	230,570
0.00%, 10/25/2035 PO	29,060	20,809
5.50%, 10/25/2035 IO	424,764	45,782
0.00%, 11/25/2035 PO	24,244	15,285
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $242,866) (2)	238,963	244,302
CSAIL 2015-C2 Commercial Mortgage Trust
3.50%, 06/15/2057	353,000	356,152
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,497,817
3.81%, 11/15/2048	1,526,000	1,555,452
CSMC Series 2010-11R
1.23%, 06/28/2047	5,058,625	4,895,885
CSMC Series 2010-17R
2.45%, 06/26/2036 (Acquired 10/28/2013, Cost $303,320) (2)	297,127	301,054
CSMC Series 2011-16R
3.44%, 12/27/2036 (Acquired 10/28/2013, Cost $561,332) (2)	555,821	558,593
CSMC Series 2011-6R
2.86%, 07/28/2036 (Acquired 10/28/2013, Cost $232,296) (2)	234,447	235,565
CSMC Series 2012-2R
2.43%, 03/27/2047	335,732	331,108
CSMC Series 2012-3R
2.38%, 07/27/2037	567,818	565,340
CSMC Trust 2014-ICE
1.13%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (2)	2,690,000	2,672,492
CSMC Trust 2010-16
4.25%, 06/25/2050 (Acquired 10/28/2013, Cost $321,673) (2)	324,398	324,979
CSMC Trust 2014-USA
3.95%, 09/15/2037 (Acquired 09/22/2014, Cost $1,213,374) (2)	1,145,000	1,175,925
DBUBS 2011-LC2 Mortgage Trust
1.37%, 07/10/2044 (Acquired 10/28/2013, Cost $224,149) (2)	3,937,681	138,959
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.83%, 02/25/2020	86,785	89,011
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.17%, 06/25/2020	109,517	109,912
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	3,282	3,232
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	3,037	3,111
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	135,694	153,584
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	183,192	213,261
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	192,054	226,541
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	54,737	61,111

Fannie Mae Grantor Trust 2004-T2
3.52%, 07/25/2043	244,515	253,586
7.50%, 11/25/2043	405,712	477,398
Fannie Mae Grantor Trust 2004-T3
8.97%, 01/25/2044	53,933	49,187
6.50%, 02/25/2044	571,845	637,252
7.00%, 02/25/2044	225,997	257,205
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	72	5
4.50%, 07/25/2018 IO	40,240	1,626
4.50%, 08/25/2018 IO	55,323	1,638
5.50%, 08/25/2018 IO	30,595	1,323
10.50%, 03/25/2019 IO	101	10
4.50%, 11/25/2020 IO	9,225	490
7.50%, 04/25/2023 IO	1,977	397
9.00%, 03/25/2024	1,462	1,761
0.00%, 09/25/2024 PO	152,466	135,529
0.00%, 01/25/2033 PO	20,314	18,482
5.00%, 12/25/2033 IO	26,019	5,306
5.50%, 05/25/2036 IO	111,566	24,528
5.50%, 08/25/2036 IO	73,741	16,687
5.50%, 04/25/2037 IO	29,652	5,880
6.00%, 01/25/2038 IO	76,093	14,444
0.92%, 08/25/2042	1,220,998	1,200,045
0.97%, 08/25/2042	3,495,701	3,544,615
Fannie Mae Pool
6.00%, 06/01/2016	252	252
1.94%, 01/01/2017	488,883	488,259
5.50%, 03/01/2017	3,383	3,432
6.50%, 03/01/2017	1,499	1,522
7.00%, 03/01/2017	646	650
7.00%, 03/01/2017	2,041	2,079
7.50%, 03/01/2017	160	159
5.24%, 05/01/2017	885,364	920,313
7.00%, 05/01/2017	1,298	1,325
3.82%, 06/01/2017	1,407,201	1,442,464
7.00%, 06/01/2017	828	834
7.00%, 06/01/2017	839	856
3.39%, 08/01/2017	274,000	282,101
6.00%, 08/01/2017	1,150	1,160
6.50%, 08/01/2017	1,575	1,610
5.50%, 09/01/2017	4,600	4,689
7.00%, 09/01/2017	1,588	1,631
2.49%, 10/01/2017	455,033	462,098
2.62%, 10/01/2017	599,000	609,441
2.69%, 10/01/2017	389,572	396,706
5.89%, 10/01/2017	2,270,677	2,423,569
6.50%, 10/01/2017	1,689	1,702
6.00%, 11/01/2017	2,325	2,369

6.00%, 11/01/2017	21,193	21,575
6.50%, 11/01/2017	590	590
7.00%, 11/01/2017	760	762
3.38%, 01/01/2018	1,032,000	1,063,386
3.52%, 01/01/2018	631,455	652,381
3.63%, 01/01/2018	310,000	320,894
5.50%, 02/01/2018	26,865	27,576
5.50%, 02/01/2018	16,733	17,266
3.80%, 03/01/2018	574,207	597,353
6.00%, 03/01/2018	6,088	6,193
6.50%, 03/01/2018	1,290	1,292
5.00%, 04/01/2018	10,912	11,303
4.50%, 05/01/2018	5,908	6,103
5.00%, 05/01/2018	34,631	35,941
5.00%, 05/01/2018	16,625	17,261
6.00%, 05/01/2018	4,364	4,505
9.00%, 05/01/2018	550	556
3.64%, 06/01/2018	694,676	723,589
3.74%, 06/01/2018	1,930,279	2,001,911
4.50%, 06/01/2018	7,921	8,185
5.00%, 06/01/2018	26,919	27,890
5.00%, 06/01/2018	7,127	7,404
5.00%, 06/01/2018	36,914	38,345
5.00%, 07/01/2018	41,842	43,673
4.50%, 08/01/2018	8,013	8,280
5.00%, 08/01/2018	23,671	24,507
5.00%, 09/01/2018	31,102	32,388
4.50%, 10/01/2018	18,897	19,527
5.00%, 10/01/2018	19,083	19,864
5.00%, 10/01/2018	19,573	20,332
4.50%, 11/01/2018	31,936	33,043
5.00%, 11/01/2018	17,620	18,243
5.00%, 11/01/2018	42,409	44,441
5.00%, 11/01/2018	4,736	4,967
6.07%, 11/01/2018	587,305	615,324
3.04%, 12/01/2018	1,238,000	1,274,970
5.00%, 12/01/2018	94,301	97,788
5.00%, 12/01/2018	316	328
9.50%, 12/01/2018	1,054	1,120
1.88%, 01/01/2019	423	439
6.00%, 01/01/2019	9,766	9,996
0.74%, 02/01/2019	4,732,247	4,720,923
1.98%, 03/01/2019	1,120	1,146
4.50%, 03/01/2019	24,990	25,920
6.00%, 03/01/2019	23,783	24,420
2.14%, 04/01/2019	1,995,343	2,007,369
3.50%, 04/01/2019	22,607	23,680
5.00%, 04/01/2019	1,599	1,655

5.00%, 04/01/2019	80,791	84,948
10.50%, 04/15/2019	4,228	4,598
2.19%, 05/01/2019	964,404	971,467
4.50%, 05/01/2019	6,799	7,038
2.45%, 06/01/2019	1,608,122	1,631,146
2.48%, 06/01/2019	2,909,590	2,960,261
4.50%, 06/01/2019	49,813	51,614
1.94%, 07/01/2019	1,308,154	1,306,435
2.20%, 07/01/2019	730,360	735,524
2.37%, 07/01/2019	1,548,000	1,575,903
5.50%, 07/01/2019	65,155	68,201
6.00%, 07/01/2019	5,678	5,802
2.03%, 08/01/2019	239,717	241,786
2.63%, 08/01/2019	127	126
5.50%, 08/01/2019	67,883	70,971
5.00%, 09/01/2019	2,107	2,195
5.50%, 09/01/2019	51,850	54,780
9.00%, 09/01/2019	242	242
5.00%, 10/01/2019	15,295	16,073
6.00%, 10/01/2019	20,515	21,207
4.13%, 11/01/2019	877,000	939,015
4.24%, 11/01/2019	347,898	373,044
4.50%, 11/01/2019	51,051	52,774
4.50%, 11/01/2019	11,511	11,988
4.50%, 11/01/2019	22,609	23,418
1.47%, 12/01/2019	815,510	799,404
1.69%, 12/01/2019	1,032,000	1,017,739
4.18%, 12/01/2019	468,574	501,848
4.26%, 12/01/2019	941,122	1,010,716
4.50%, 12/01/2019	36,103	37,538
4.51%, 12/01/2019	2,018,612	2,183,561
4.28%, 01/01/2020	1,864,657	1,986,348
4.50%, 01/01/2020	6,920,296	7,175,505
4.54%, 01/01/2020	331,402	358,362
5.50%, 01/01/2020	141,251	147,513
4.37%, 02/01/2020	1,143,079	1,234,126
4.40%, 02/01/2020	289,000	313,179
4.40%, 02/01/2020	6,347,000	6,890,059
5.50%, 03/01/2020	24,528	25,390
6.00%, 03/01/2020	13,497	14,156
4.00%, 04/01/2020	8,567	8,749
4.35%, 04/01/2020	1,475,885	1,596,491
4.38%, 04/01/2020	1,991,732	2,162,836
2.01%, 06/01/2020	9,288,000	9,249,617
5.50%, 06/01/2020	44,804	47,036
5.50%, 06/01/2020	179,268	185,287
3.74%, 07/01/2020	567,250	604,835
3.93%, 07/01/2020	1,472,376	1,579,994

3.95%, 07/01/2020	707,776	762,764
3.95%, 07/01/2020	826,000	886,144
4.07%, 07/01/2020	3,134,320	3,375,551
4.13%, 07/01/2020	689,805	741,690
5.50%, 07/01/2020	41,900	43,329
3.74%, 08/01/2020	1,268,262	1,354,379
3.89%, 08/01/2020	1,219,699	1,298,549
3.96%, 08/01/2020	983,106	1,049,901
4.30%, 08/01/2020	474,814	517,227
6.50%, 08/01/2020	6,467	6,827
3.43%, 09/01/2020	945,559	990,480
3.50%, 09/01/2020	803,154	848,094
3.60%, 09/01/2020	190,249	200,659
3.85%, 09/01/2020	1,715,134	1,827,466
0.69%, 10/01/2020	1,963,080	1,963,716
3.29%, 10/01/2020	796,757	831,953
3.36%, 10/01/2020	823,903	862,111
3.50%, 10/01/2020	1,141,658	1,199,628
3.54%, 10/01/2020	991,000	1,043,797
3.59%, 10/01/2020	1,509,920	1,592,712
3.92%, 10/01/2020	694,937	742,183
3.23%, 11/01/2020	586,890	611,370
3.27%, 11/01/2020	783,562	822,893
3.35%, 11/01/2020	644,107	673,795
2.00%, 12/01/2020	1,548,000	1,549,859
3.48%, 12/01/2020	877,000	921,600
3.54%, 12/01/2020	860,911	904,912
3.70%, 12/01/2020	377,988	399,928
3.83%, 12/01/2020	901,728	961,152
3.56%, 01/01/2021	2,166,489	2,286,359
3.77%, 01/01/2021	1,192,077	1,271,484
3.87%, 01/01/2021	1,176,000	1,256,947
3.93%, 01/01/2021	402,121	430,446
4.05%, 01/01/2021	482,000	519,513
4.30%, 01/01/2021	710,716	771,676
4.38%, 01/01/2021	2,406,686	2,618,949
4.45%, 01/01/2021	423,903	462,629
4.64%, 01/01/2021	1,264,219	1,389,620
4.33%, 02/01/2021	496,458	540,513
4.16%, 03/01/2021	1,723,549	1,863,385
6.00%, 03/01/2021	48,730	52,216
8.00%, 03/01/2021	78	78
4.25%, 04/01/2021	1,032,000	1,124,341
4.25%, 04/01/2021	784,000	854,150
4.30%, 04/01/2021	298,860	325,451
4.33%, 04/01/2021	725,528	790,841
6.00%, 04/01/2021	17,724	18,898
6.00%, 04/01/2021	123,158	127,336

4.36%, 05/01/2021	1,515,203	1,655,908
4.39%, 05/01/2021	762,352	832,874
3.97%, 06/01/2021	633,571	681,175
4.02%, 06/01/2021	691,000	746,342
4.10%, 06/01/2021	682,488	737,880
4.19%, 06/01/2021	547,982	594,721
4.24%, 06/01/2021	1,713,016	1,863,482
4.26%, 06/01/2021	725,661	782,920
4.30%, 06/01/2021	1,255,818	1,368,806
4.34%, 06/01/2021	1,858,000	2,035,945
4.48%, 06/01/2021	929,000	1,022,818
3.86%, 07/01/2021	962,125	1,026,464
3.89%, 07/01/2021	913,000	979,251
3.94%, 07/01/2021	1,032,000	1,106,142
3.99%, 07/01/2021	536,004	576,843
4.06%, 07/01/2021	998,000	1,078,823
4.26%, 07/01/2021	2,252,000	2,455,808
4.31%, 07/01/2021	937,077	1,027,081
6.00%, 07/01/2021	9,177	9,606
4.05%, 08/01/2021	179,846	194,250
4.13%, 08/01/2021	783,607	848,998
4.50%, 08/01/2021	2,838,000	3,136,203
6.00%, 08/01/2021	124,466	131,119
3.77%, 09/01/2021	2,776,000	2,963,427
3.78%, 09/01/2021	732,245	782,161
3.85%, 09/01/2021	866,837	928,999
3.88%, 09/01/2021	1,730,655	1,853,994
3.89%, 09/01/2021	1,445,000	1,544,581
3.92%, 09/01/2021	659,136	708,105
3.31%, 10/01/2021	1,693,042	1,762,194
3.40%, 10/01/2021	351,414	367,340
4.07%, 10/01/2021	1,800,224	1,949,069
0.57%, 11/01/2021	609,000	609,255
3.43%, 11/01/2021	997,773	1,044,810
5.00%, 11/01/2021	205,545	215,367
3.03%, 12/01/2021	959,172	986,754
3.31%, 12/01/2021	387,144	403,043
3.42%, 12/01/2021	5,123,872	5,425,402
3.83%, 12/01/2021	1,548,000	1,638,881
6.00%, 12/01/2021	52,477	55,922
2.97%, 01/01/2022	768,877	788,556
3.03%, 01/01/2022	889,054	918,739
3.09%, 01/01/2022	1,343,490	1,386,236
3.12%, 01/01/2022	1,238,000	1,279,359
3.20%, 01/01/2022	826,000	856,237
2.99%, 02/01/2022	288,415	296,068
3.06%, 02/01/2022	863,000	888,823
3.09%, 02/01/2022	1,104,592	1,139,714

3.14%, 02/01/2022	481,608	497,668
0.99%, 03/01/2022	954,738	954,382
2.75%, 03/01/2022	964,865	978,082
3.08%, 03/01/2022	422,926	436,136
3.14%, 03/01/2022	299,695	309,684
3.21%, 03/01/2022	310,000	321,533
2.70%, 04/01/2022	1,641,876	1,660,658
3.08%, 04/01/2022	994,906	1,025,812
3.73%, 04/01/2022	2,441,135	2,597,219
6.50%, 04/01/2022	38,566	41,514
2.77%, 05/01/2022	1,651,000	1,673,342
2.86%, 05/01/2022	1,453,963	1,481,798
2.90%, 05/01/2022	969,572	990,244
2.94%, 05/01/2022	1,065,710	1,090,758
3.02%, 05/01/2022	672,438	691,142
3.10%, 05/01/2022	790,816	816,253
3.12%, 05/01/2022	970,879	1,003,199
3.32%, 05/01/2022	2,372,069	2,469,126
6.50%, 05/01/2022	8,440	9,644
2.60%, 06/01/2022	862,492	867,722
2.76%, 06/01/2022	1,605,000	1,629,220
2.67%, 07/01/2022	624,000	627,717
2.69%, 07/01/2022	1,015,403	1,024,672
2.71%, 07/01/2022	1,000,000	1,009,406
2.82%, 07/01/2022	1,107,772	1,126,249
2.65%, 08/01/2022	1,032,000	1,036,449
2.47%, 09/01/2022	387,552	386,595
4.03%, 09/01/2022	1,222,332	1,331,617
2.39%, 10/01/2022	660,178	656,386
2.52%, 10/01/2022	990,660	990,458
2.57%, 10/01/2022	612,165	613,565
2.64%, 10/01/2022	682,031	685,386
2.37%, 11/01/2022	486,780	483,146
2.38%, 11/01/2022	880,808	874,550
2.41%, 11/01/2022	610,198	605,929
2.44%, 11/01/2022	838,972	834,613
2.45%, 11/01/2022	1,401,000	1,390,185
2.47%, 11/01/2022	516,000	512,326
2.55%, 11/01/2022	1,275,799	1,277,084
2.55%, 11/01/2022	407,534	407,944
7.50%, 11/01/2022	2,473	2,664
2.24%, 12/01/2022	658,925	649,557
2.28%, 12/01/2022	1,045,857	1,031,720
2.32%, 12/01/2022	388,691	384,556
2.34%, 12/01/2022	2,406,007	2,381,762
2.38%, 12/01/2022	506,611	502,711
2.39%, 12/01/2022	1,076,843	1,069,336
2.40%, 12/01/2022	1,632,000	1,615,097

2.42%, 12/01/2022	1,194,358	1,185,948
2.66%, 12/01/2022	1,500,000	1,544,108
6.50%, 12/01/2022	37,562	42,924
0.53%, 01/01/2023	1,527,000	1,523,939
0.54%, 01/01/2023	4,421,262	4,418,939
0.58%, 01/01/2023	785,837	791,416
2.15%, 01/01/2023	497,199	487,378
2.33%, 01/01/2023	1,746,042	1,726,569
2.34%, 01/01/2023	1,395,365	1,380,757
2.37%, 01/01/2023	1,122,787	1,113,244
2.45%, 01/01/2023	745,519	741,142
2.51%, 01/01/2023	949,000	941,813
2.60%, 01/01/2023	786,106	788,559
0.57%, 02/01/2023	1,135,000	1,134,298
2.40%, 02/01/2023	1,465,000	1,448,016
2.45%, 02/01/2023	1,290,000	1,276,966
6.00%, 02/01/2023	407,138	445,814
2.49%, 03/01/2023	815,446	811,736
2.50%, 04/01/2023	1,445,000	1,440,248
2.64%, 04/01/2023	359,610	360,395
2.70%, 04/01/2023	642,382	646,237
2.52%, 05/01/2023	3,302,000	3,256,535
2.54%, 05/01/2023	310,000	308,629
5.00%, 05/01/2023	34,954	37,584
2.42%, 06/01/2023	917,403	908,296
2.76%, 06/01/2023	1,929,615	1,936,592
2.77%, 06/01/2023	929,000	930,438
2.64%, 07/01/2023	413,000	409,327
3.67%, 07/01/2023	4,850,000	5,124,372
3.74%, 07/01/2023	568,000	602,343
3.59%, 08/01/2023	1,135,000	1,195,488
4.18%, 09/01/2023	1,428,343	1,552,099
3.76%, 10/01/2023	984,995	1,045,980
0.66%, 12/01/2023	3,000,000	3,018,453
3.38%, 12/01/2023	2,500,000	2,600,654
3.50%, 12/01/2023	2,234,000	2,339,110
3.45%, 01/01/2024	1,800,000	1,878,498
6.00%, 01/01/2024	111,686	122,827
6.00%, 01/01/2024	320,848	352,275
7.00%, 01/01/2024	710	804
6.50%, 02/01/2024	162,985	179,100
10.00%, 02/01/2024	739	742
0.56%, 05/01/2024	1,939,271	1,939,605
3.32%, 05/01/2024	2,500,000	2,630,284
8.00%, 05/01/2024	894	1,011
6.00%, 07/01/2024	73,275	80,816
6.50%, 07/01/2024	77,660	88,749
8.50%, 07/01/2024	1,838	2,123

5.00%, 08/01/2024	115,957	125,164
0.67%, 09/01/2024	3,785,390	3,794,832
7.50%, 10/01/2024	847	953
0.56%, 12/01/2024	5,000,000	4,998,266
2.90%, 12/01/2024	2,000,000	1,994,321
2.92%, 12/01/2024	1,000,000	1,000,137
3.08%, 12/01/2024	1,992,585	2,027,948
3.11%, 12/01/2024	2,500,000	2,536,684
2.93%, 01/01/2025	2,000,000	2,006,324
2.99%, 01/01/2025	1,580,000	1,591,152
3.64%, 01/01/2025	572,465	603,573
0.57%, 03/01/2025	3,934,680	3,934,496
2.70%, 04/01/2025	5,000,000	4,913,856
6.50%, 04/01/2025	11,513	13,156
2.68%, 05/01/2025	1,981,274	1,951,681
8.50%, 05/01/2025	83	82
5.50%, 07/01/2025	132,525	147,553
3.10%, 09/01/2025	5,000,000	5,047,327
3.77%, 12/01/2025	3,500,000	3,700,912
3.50%, 01/01/2026	681,509	715,628
3.00%, 01/15/2026(4)	4,055,000	4,176,504
7.00%, 04/01/2026	6,607	7,001
9.00%, 04/01/2026	58	57
6.00%, 07/01/2026	72,158	81,424
3.29%, 08/01/2026	1,500,000	1,526,634
3.29%, 08/01/2026	3,000,000	3,052,116
4.55%, 08/01/2026	1,074,258	1,201,039
4.76%, 08/01/2026	1,066,743	1,206,122
4.77%, 08/01/2026	678,610	767,496
6.50%, 08/01/2026	124,070	141,786
3.25%, 09/01/2026	1,500,000	1,523,017
3.24%, 10/01/2026	1,962,139	1,993,634
3.12%, 11/01/2026	1,000,000	1,004,907
3.29%, 11/01/2026	2,000,000	2,035,500
3.14%, 12/01/2026	1,965,835	1,981,215
3.24%, 12/01/2026	1,500,000	1,511,516
3.26%, 12/01/2026	1,000,000	1,016,430
4.66%, 12/01/2026	1,160,121	1,315,042
3.12%, 02/01/2027	1,500,000	1,508,126
3.34%, 02/01/2027	1,500,000	1,541,037
2.91%, 03/01/2027	10,000,000	9,893,962
3.50%, 03/01/2027	4,191,274	4,391,073
8.00%, 03/01/2027	8,290	9,382
3.00%, 04/01/2027	1,142,586	1,182,921
3.03%, 04/01/2027	1,500,000	1,483,489
2.79%, 05/01/2027	2,000,000	1,933,347
2.81%, 05/01/2027	2,000,000	1,952,401
2.83%, 05/01/2027	8,000,000	7,748,679

3.00%, 05/01/2027	6,824,807	7,067,337
3.00%, 06/01/2027	2,000,000	1,968,962
8.00%, 06/01/2027	10,167	11,577
3.50%, 07/01/2027	5,210,626	5,471,732
6.00%, 07/01/2027	94,024	106,097
2.50%, 09/01/2027	851,431	864,988
2.54%, 09/01/2027	10,295	10,965
7.00%, 09/01/2027	1,398	1,623
6.00%, 11/01/2027	41,588	46,928
2.50%, 12/01/2027	2,009,662	2,041,644
6.00%, 12/01/2027	129,278	145,880
6.00%, 01/01/2028	196,693	221,952
2.50%, 01/15/2028 (4)	44,035,000	44,373,664
2.50%, 03/01/2028	6,806,967	6,895,749
2.50%, 04/01/2028	8,043,306	8,148,065
5.00%, 05/01/2028	46,091	50,688
8.00%, 06/01/2028	5,813	6,565
9.50%, 07/01/2028	1,539	1,675
3.00%, 08/01/2028	2,698,018	2,785,814
3.00%, 09/01/2028	3,895,478	4,022,251
8.00%, 09/01/2028	14,339	16,688
2.50%, 10/01/2028	896,499	908,167
6.00%, 10/01/2028	163,895	184,968
8.00%, 11/01/2028	45,003	52,407
3.00%, 12/01/2028	1,647,577	1,699,468
6.00%, 12/01/2028	4,900	5,530
6.00%, 01/01/2029	7,839	8,933
7.00%, 01/01/2029	9,614	10,607
3.74%, 03/01/2029	6,315	6,706
6.50%, 03/01/2029	24,928	28,076
4.50%, 08/01/2029	358,132	386,729
4.50%, 09/01/2029	407,085	439,590
6.00%, 09/01/2029	114,138	128,795
3.63%, 10/01/2029	1,481,100	1,524,018
6.50%, 11/01/2029	1,005,455	1,149,037
3.55%, 02/01/2030	1,500,000	1,537,628
8.50%, 02/01/2030	1,635	1,649
2.50%, 04/01/2030	3,753,404	3,788,832
3.03%, 04/01/2030	3,500,000	3,371,219
3.08%, 04/01/2030	2,000,000	1,953,593
2.50%, 05/01/2030	4,688,742	4,730,225
2.92%, 05/01/2030	4,000,000	4,018,275
2.94%, 05/01/2030	2,500,000	2,387,893
2.96%, 06/01/2030	2,051,483	1,987,995
3.13%, 06/01/2030	1,000,000	1,005,428
3.20%, 06/01/2030	1,000,000	985,943
3.30%, 07/01/2030	1,005,000	995,913
3.34%, 07/01/2030	1,500,000	1,499,208

3.39%, 09/01/2030	1,992,094	2,007,612
3.26%, 10/01/2030	5,235,881	5,213,588
3.50%, 10/01/2030	3,676,928	3,874,024
3.00%, 11/01/2030	4,055,551	4,188,011
3.00%, 11/01/2030	4,048,133	4,182,228
3.50%, 11/01/2030	4,025,522	4,247,240
9.00%, 12/01/2030	1,556	1,572
5.00%, 04/01/2031	209,482	236,291
6.50%, 08/01/2031	25,113	28,699
4.00%, 11/01/2031	9,732,775	10,411,274
6.50%, 02/01/2032	102,166	116,809
7.00%, 06/01/2032	5,879	6,279
3.50%, 07/01/2032	209,160	218,628
7.00%, 08/01/2032	2,781	2,959
5.50%, 11/01/2032	79,892	91,285
3.50%, 12/01/2032	588,732	616,713
5.00%, 12/01/2032	2,706	2,892
6.00%, 12/01/2032	39,434	45,292
6.00%, 12/01/2032	274,456	313,462
3.50%, 02/01/2033	1,019,243	1,067,252
5.50%, 02/01/2033	4,546	5,082
7.00%, 02/01/2033	1,873	2,026
5.50%, 03/01/2033	152,137	172,917
6.00%, 03/01/2033	7,967	9,086
6.00%, 03/01/2033	4,702	5,334
6.00%, 03/01/2033	8,391	9,469
6.00%, 03/01/2033	10,120	11,551
6.00%, 03/01/2033	4,423	5,015
5.50%, 04/01/2033	108,038	121,534
6.00%, 05/01/2033	35,076	40,355
3.50%, 06/01/2033	350,711	367,428
5.00%, 06/01/2033	29,716	33,190
7.00%, 06/01/2033	179,171	211,957
5.00%, 07/01/2033	41,189	46,004
5.00%, 07/01/2033	29,072	32,303
5.50%, 07/01/2033	29,394	33,040
2.33%, 08/01/2033	55,187	58,223
6.00%, 08/01/2033	15,593	17,910
1.89%, 09/01/2033	69,155	72,157
2.69%, 09/01/2033	29,711	31,772
5.50%, 09/01/2033	416,567	468,183
6.00%, 09/01/2033	16,336	18,058
6.00%, 09/01/2033	26,727	30,735
3.50%, 10/01/2033	19,235,422	20,105,471
4.50%, 10/01/2033	10,346,589	11,260,579
2.38%, 11/01/2033	61,702	65,469
4.50%, 11/01/2033	36,673	39,757
5.00%, 11/01/2033	7,424,360	8,211,434

5.00%, 11/01/2033	10,323	11,418
5.00%, 11/01/2033	91,797	101,540
5.50%, 11/01/2033	6,150	6,880
4.00%, 12/01/2033	116,255	123,542
5.50%, 12/01/2033	149,519	170,952
1.91%, 01/01/2034	3,591	3,610
2.38%, 01/01/2034	21,806	22,981
5.50%, 01/01/2034	13,541	15,454
5.50%, 03/01/2034	14,540	16,271
2.14%, 04/01/2034	18,417	18,817
5.00%, 04/01/2034	210,251	236,348
5.50%, 04/01/2034	1,871,141	2,104,029
5.00%, 05/01/2034	60,290	67,576
2.55%, 06/01/2034	85,007	90,022
2.32%, 07/01/2034	10,213	10,893
5.50%, 07/01/2034	901,692	1,013,348
1.59%, 08/01/2034	47,342	49,089
2.39%, 08/01/2034	36,046	38,126
2.50%, 08/01/2034	14,040	14,889
2.32%, 09/01/2034	9,871	10,423
4.50%, 09/01/2034	52,133	56,524
5.50%, 09/01/2034	1,102,222	1,241,858
2.26%, 10/01/2034	37,432	39,452
2.63%, 10/01/2034	72,277	76,929
5.50%, 10/01/2034	57,614	60,890
2.35%, 11/01/2034	19,486	20,600
2.49%, 11/01/2034	32,461	34,485
3.57%, 11/01/2034	1,464,716	1,573,155
3.61%, 11/01/2034	1,474,731	1,579,891
5.50%, 11/01/2034	123,725	139,082
6.00%, 11/01/2034	10,309	11,741
5.00%, 12/01/2034	55,534	61,416
1.98%, 01/01/2035	527,095	550,750
2.19%, 01/01/2035	16,777	17,732
5.00%, 01/01/2035	51,327	57,591
7.50%, 01/01/2035	82,806	100,974
1.97%, 02/01/2035	37,337	38,918
5.00%, 02/01/2035	6,172,950	6,824,807
5.00%, 02/01/2035	6,216,395	6,875,376
5.50%, 02/01/2035	136,209	153,492
2.25%, 03/01/2035	96,855	102,558
7.50%, 03/01/2035	86,946	108,742
2.46%, 04/01/2035	89,932	95,040
3.45%, 04/01/2035	1,980,810	1,964,700
6.00%, 04/01/2035	190,824	217,441
2.05%, 05/01/2035	64,994	68,036
2.35%, 05/01/2035	11,323	11,982
3.12%, 06/01/2035	3,400,000	3,162,524

5.00%, 06/01/2035	1,147,359	1,268,067
2.24%, 07/01/2035	85,197	90,758
5.00%, 07/01/2035	6,181,807	6,832,049
5.00%, 07/01/2035	5,387,121	5,955,925
5.00%, 07/01/2035	43,208	47,675
2.14%, 08/01/2035	17,468	18,465
2.37%, 09/01/2035	46,305	49,260
5.00%, 09/01/2035	108,749	122,199
2.72%, 10/01/2035	102,959	109,891
5.00%, 10/01/2035	602,790	665,048
5.00%, 11/01/2035	226,559	249,835
5.50%, 12/01/2035	145,138	156,911
2.25%, 01/01/2036	207,401	218,130
2.48%, 01/01/2036	99,959	105,760
2.88%, 01/01/2036	3,944	4,017
5.00%, 01/01/2036	112,800	124,460
6.50%, 01/01/2036	570,765	655,070
2.92%, 02/01/2036	39,701	42,136
5.00%, 02/01/2036	87,857	96,928
6.00%, 02/01/2036	10,585	11,636
7.00%, 02/01/2036	60,656	70,140
2.95%, 03/01/2036	978,132	1,036,494
7.00%, 03/01/2036	3,761	4,272
5.50%, 04/01/2036	162,006	181,664
6.50%, 04/01/2036	1,083	1,091
2.48%, 05/01/2036	45,203	48,110
5.50%, 05/01/2036	205,886	231,511
5.50%, 05/01/2036	135,181	151,865
2.41%, 06/01/2036	49,977	52,991
2.58%, 06/01/2036	273,425	291,647
2.69%, 06/01/2036	82,730	88,841
2.27%, 07/01/2036	139,671	148,527
6.50%, 07/01/2036	13,563	15,500
2.37%, 08/01/2036	72,416	76,623
2.49%, 08/01/2036	297,608	317,159
2.69%, 08/01/2036	41,574	43,510
6.19%, 08/01/2036	88,260	93,440
6.50%, 08/01/2036	353,502	407,402
1.87%, 09/01/2036	407,105	424,672
2.10%, 09/01/2036	80,076	84,014
2.39%, 09/01/2036	100,179	106,031
2.54%, 09/01/2036	260,941	277,754
2.70%, 09/01/2036	103,626	110,335
5.50%, 09/01/2036	2,571,144	2,893,625
6.00%, 09/01/2036	756,461	856,974
2.51%, 10/01/2036	166,319	176,389
2.84%, 10/01/2036	446,608	476,414
2.84%, 10/01/2036	192,590	205,387

6.50%, 10/01/2036	94,069	107,502
2.75%, 11/01/2036	98,781	104,469
3.01%, 11/01/2036	93,939	99,308
5.50%, 11/01/2036	56,111	62,650
6.00%, 11/01/2036	110,228	124,866
2.71%, 12/01/2036	352,397	372,588
2.81%, 12/01/2036	193,761	205,687
7.00%, 12/01/2036	11,358	12,535
1.86%, 01/01/2037	120,631	126,121
2.49%, 01/01/2037	59,621	63,361
6.50%, 01/01/2037	263,191	298,107
7.50%, 01/01/2037	15,353	16,688
1.85%, 02/01/2037	153,159	159,279
2.43%, 02/01/2037	193,189	205,081
5.50%, 03/01/2037	1,000,380	1,117,917
6.00%, 03/01/2037	243,914	271,886
7.00%, 03/01/2037	25,879	30,514
2.35%, 04/01/2037	304,956	323,794
5.50%, 04/01/2037	313,876	353,024
7.00%, 04/01/2037	165,225	191,448
7.00%, 04/01/2037	43,974	49,088
5.50%, 05/01/2037	597,233	668,025
6.50%, 05/01/2037	8,898	9,201
7.50%, 05/01/2037	67,508	75,784
1.72%, 07/01/2037	150,324	157,077
2.41%, 07/01/2037	17,423	18,163
2.49%, 07/01/2037	467,840	496,699
2.56%, 07/01/2037	150,775	160,678
5.00%, 07/01/2037	1,536,608	1,699,443
3.11%, 08/01/2037	333,260	355,111
5.50%, 08/01/2037	3,973,413	4,472,605
6.50%, 08/01/2037	87,855	104,640
6.50%, 08/01/2037	47,121	54,049
2.20%, 09/01/2037	46,543	49,435
2.53%, 09/01/2037	11,397	11,683
2.56%, 09/01/2037	126,768	135,197
2.75%, 09/01/2037	14,664	15,010
6.00%, 09/01/2037	157,946	179,769
6.02%, 09/01/2037	37,110	39,399
7.00%, 09/01/2037	99,969	119,088
6.50%, 10/01/2037	175,103	200,109
7.50%, 10/01/2037	341,655	403,542
7.50%, 10/01/2037	1,936	2,000
2.27%, 11/01/2037	302,047	316,485
2.38%, 11/01/2037	103,046	109,070
7.50%, 11/01/2037	131,195	155,198
8.00%, 11/01/2037	19,972	22,261
2.54%, 12/01/2037	556,950	590,763

2.41%, 01/01/2038	60,563	64,727
5.50%, 01/01/2038	332,762	373,765
7.00%, 01/01/2038	30,949	33,226
8.00%, 01/01/2038	8,176	9,906
5.50%, 02/01/2038	397,410	446,999
6.00%, 04/01/2038	39,963	45,095
5.50%, 05/01/2038	74,749	81,513
6.00%, 05/01/2038	566,310	639,855
5.50%, 06/01/2038	329,427	368,097
5.50%, 06/01/2038	2,606,241	2,913,362
5.50%, 09/01/2038	1,787,163	2,008,130
7.00%, 09/01/2038	99,853	115,438
6.50%, 10/01/2038	775,604	886,363
6.50%, 10/01/2038	199,958	228,512
7.00%, 10/01/2038	161,192	189,327
6.00%, 11/01/2038	118,141	135,545
7.00%, 11/01/2038	129,993	157,602
7.50%, 11/01/2038	80,929	96,170
7.00%, 12/01/2038	353,596	426,894
5.00%, 01/01/2039	5,234,316	5,756,515
7.00%, 01/01/2039	540,543	635,602
7.50%, 04/01/2039	357,220	454,195
5.50%, 06/01/2039	35,280	38,205
5.00%, 09/01/2039	276,474	304,430
5.50%, 09/01/2039	142,552	158,874
4.50%, 11/01/2039	57,034	61,705
5.50%, 12/01/2039	162,854	181,414
6.00%, 12/01/2039	3,039,030	3,435,851
4.00%, 07/01/2040	9,998,139	10,586,585
4.00%, 08/01/2040	381,856	404,955
4.50%, 08/01/2040	5,554,487	6,039,272
4.50%, 08/01/2040	8,003,030	8,660,860
4.50%, 08/01/2040	9,501,919	10,264,358
5.00%, 08/01/2040	1,589,781	1,752,379
5.00%, 08/01/2040	720,979	803,251
4.00%, 09/01/2040	2,629,095	2,789,506
6.00%, 10/01/2040	3,836,808	4,336,781
4.00%, 11/01/2040	1,824,553	1,930,896
4.50%, 11/01/2040	8,298,681	9,023,018
3.50%, 12/01/2040	206,415	213,393
4.00%, 12/01/2040	430,268	456,352
4.00%, 12/01/2040	2,573,779	2,729,373
4.50%, 12/01/2040	11,682,761	12,643,534
4.50%, 12/01/2040	3,436,964	3,718,652
4.00%, 01/01/2041	2,292,228	2,431,289
4.00%, 01/01/2041	1,038,358	1,101,213
4.00%, 01/01/2041	3,038,450	3,222,780
4.00%, 01/01/2041	2,091,251	2,217,902

4.00%, 01/01/2041	1,192,790	1,265,201
4.00%, 01/01/2041	3,384,419	3,589,706
4.00%, 01/01/2041	524,374	556,084
3.50%, 01/15/2041 (4)	59,615,000	61,486,684
4.00%, 01/15/2041 (4)	60,405,000	63,903,090
4.50%, 01/15/2041 (4)	11,500,000	12,416,450
5.50%, 01/15/2041 (4)	13,000,000	14,490,496
3.50%, 02/01/2041	17,277,869	17,861,973
4.00%, 02/01/2041	2,853,371	3,027,956
4.00%, 02/01/2041	111,944	118,469
4.50%, 03/01/2041	2,309,572	2,499,184
4.50%, 04/01/2041	2,104,892	2,275,806
4.50%, 05/01/2041	4,051,292	4,380,498
4.50%, 05/01/2041	364,468	396,337
4.00%, 09/01/2041	601,744	638,179
4.00%, 10/01/2041	1,434,588	1,518,202
4.00%, 10/01/2041	2,067,426	2,194,112
3.50%, 11/01/2041	7,790,638	8,055,196
3.50%, 11/01/2041	734,001	758,907
4.50%, 11/01/2041	2,172,138	2,361,513
3.50%, 12/01/2041	964,644	997,376
4.00%, 12/01/2041	4,585,813	4,864,051
4.00%, 12/01/2041	2,994,484	3,175,536
4.00%, 12/01/2041	3,022,034	3,207,830
4.00%, 01/01/2042	6,881,575	7,305,597
4.50%, 01/01/2042	41,551	45,382
4.50%, 01/01/2042	5,280,531	5,711,441
3.50%, 02/01/2042	887,433	917,471
4.00%, 03/01/2042	316,384	328,574
3.00%, 05/01/2042	937,934	941,640
3.50%, 05/01/2042	14,246,514	14,725,635
5.00%, 05/01/2042	5,185,638	5,730,969
3.50%, 06/01/2042	3,376,695	3,490,216
3.50%, 07/01/2042	1,999,469	2,066,308
3.50%, 07/01/2042	7,266,140	7,508,722
4.00%, 07/01/2042	754,199	802,581
4.00%, 07/01/2042	815,943	868,470
4.00%, 07/01/2042	657,958	700,133
4.00%, 07/01/2042	1,402,247	1,492,412
3.50%, 09/01/2042	1,627,262	1,680,997
3.00%, 10/01/2042	8,560,664	8,586,797
3.50%, 10/01/2042	731,014	755,355
3.50%, 10/01/2042	1,308,450	1,351,784
4.50%, 10/01/2042	312,094	339,300
3.00%, 11/01/2042	3,019,820	3,026,312
3.50%, 11/01/2042	12,174,230	12,578,383
3.50%, 11/01/2042	4,853,005	5,015,987
3.00%, 12/01/2042	191,945	192,424

3.00%, 12/01/2042	1,974,249	1,979,208
3.00%, 01/01/2043	2,419,000	2,415,516
3.00%, 01/01/2043	2,610,957	2,616,569
3.00%, 01/01/2043	2,748,385	2,753,788
3.00%, 01/01/2043	1,629,896	1,633,400
3.50%, 01/01/2043	1,288,351	1,330,953
3.50%, 01/01/2043	1,998,119	2,064,014
3.00%, 01/15/2043 (4)	21,380,000	21,372,562
3.00%, 02/01/2043	1,350,269	1,348,317
3.50%, 02/01/2043	131,247	135,674
3.50%, 02/01/2043	127,406	131,622
3.50%, 03/01/2043	2,586,081	2,672,750
3.50%, 03/01/2043	889,502	918,881
3.00%, 04/01/2043	2,054,024	2,057,905
3.00%, 04/01/2043	498,362	500,422
3.00%, 04/01/2043	688,121	690,969
3.00%, 04/01/2043	4,517,264	4,525,638
3.50%, 04/01/2043	3,498,873	3,618,790
3.00%, 05/01/2043	209,037	209,399
3.00%, 05/01/2043	9,695,645	9,735,728
3.00%, 05/01/2043	17,793,886	17,826,110
3.50%, 05/01/2043	162,130	167,805
3.50%, 05/01/2043	3,224,492	3,330,967
3.50%, 05/01/2043	2,467,180	2,548,233
3.50%, 05/01/2043	1,225,163	1,265,739
3.00%, 06/01/2043	180,643	180,970
3.00%, 06/01/2043	1,226,664	1,231,747
3.00%, 06/01/2043	353,723	354,375
3.00%, 06/01/2043	10,894,357	10,913,284
3.00%, 06/01/2043	884,678	886,175
3.00%, 06/01/2043	140,612	140,866
3.00%, 06/01/2043	1,287,723	1,290,104
3.50%, 06/01/2043	2,896,114	2,991,723
3.00%, 07/01/2043	2,333,787	2,337,660
3.00%, 07/01/2043	5,174,174	5,183,140
3.00%, 07/01/2043	179,162	179,452
3.00%, 07/01/2043	707,127	708,326
3.00%, 07/01/2043	1,686,848	1,689,711
3.00%, 07/01/2043	544,812	545,778
3.00%, 07/01/2043	153,727	153,982
3.00%, 07/01/2043	715,762	717,003
3.00%, 07/01/2043	120,416	120,625
3.50%, 07/01/2043	16,143,783	16,684,829
4.00%, 07/01/2043	1,738,760	1,851,040
3.00%, 08/01/2043	2,360,097	2,363,917
3.00%, 08/01/2043	1,632,726	1,636,523
3.00%, 08/01/2043	2,710,890	2,715,388
3.00%, 08/01/2043	2,234,667	2,243,909

3.00%, 08/01/2043	6,115,942	6,136,820
3.00%, 08/01/2043	5,248,475	5,257,175
3.00%, 09/01/2043	101,991	102,145
3.00%, 09/01/2043	3,959,100	3,965,501
3.00%, 09/01/2043	176,032	176,297
3.00%, 09/01/2043	2,766,696	2,771,169
5.00%, 09/01/2043	2,855,779	3,140,684
2.50%, 10/01/2043	3,338,395	3,225,042
3.00%, 10/01/2043	145,276	145,517
3.00%, 10/01/2043	159,182	159,488
3.00%, 10/01/2043	106,616	106,819
4.00%, 11/01/2043	9,177,535	9,714,037
4.00%, 12/01/2043	380,652	402,883
4.00%, 12/01/2043	4,083,923	4,345,640
4.00%, 09/01/2044	3,449,043	3,650,069
3.00%, 04/01/2045	12,422,030	12,431,081
3.50%, 04/01/2045	18,945,775	19,555,135
3.50%, 07/01/2045	3,939,146	4,075,339
4.00%, 07/01/2045	14,668,332	15,563,677
4.00%, 07/01/2045	3,658,173	3,876,295
4.00%, 08/01/2045	3,635,917	3,863,468
4.00%, 08/01/2045	5,497,463	5,825,404
4.00%, 09/01/2045	3,662,416	3,891,622
4.00%, 09/01/2045	3,654,495	3,883,205
3.50%, 10/01/2045	6,124,213	6,335,949
4.00%, 10/01/2045	7,276,837	7,710,934
4.00%, 10/01/2045	7,062,917	7,504,940
3.50%, 11/01/2045	6,057,020	6,254,237
3.50%, 11/01/2045	5,010,371	5,171,556
4.00%, 11/01/2045	5,918,550	6,288,966
4.00%, 12/01/2045	6,184,990	6,553,973
6.00%, 11/01/2048	69,816	76,580
Fannie Mae REMIC Trust 2003-W1
5.74%, 12/25/2042	167,250	187,805
6.39%, 12/25/2042	43,714	50,312
Fannie Mae REMIC Trust 2003-W4
6.36%, 10/25/2042	26,228	30,110
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	796,732
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	135,337	156,910
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	54,452	54,978
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	256,178	296,776
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	252,918	281,024
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047	36,388	40,667

Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	79,518	87,630
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	79,934	71,918
Fannie Mae REMIC Trust 2007-W7
36.65%, 07/25/2037	59,637	91,881
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,306,738	1,498,895
Fannie Mae REMICS
0.64%, 10/25/2016 IO	516,053	2,041
6.00%, 12/25/2016	5,546	5,634
6.00%, 12/25/2016	143	145
6.00%, 12/25/2016	26,016	26,523
6.00%, 12/25/2016	4,885	4,980
6.00%, 02/25/2017	12,572	12,693
6.00%, 02/25/2017	8,787	8,979
0.92%, 03/25/2017	625	626
6.00%, 03/25/2017	5,224	5,255
6.00%, 03/25/2017	2,736	2,761
6.00%, 04/25/2017	19,587	20,089
6.00%, 04/25/2017	2,343	2,358
6.00%, 04/25/2017	16,305	16,508
18.31%, 05/25/2017	11,572	12,739
6.00%, 06/25/2017	19,157	19,401
5.50%, 09/25/2017	20,031	20,396
5.00%, 10/25/2017	6,582	6,731
5.00%, 05/25/2018	22,089	22,764
4.75%, 09/25/2018	109,603	113,235
4.00%, 04/25/2019	27,032	27,776
8.00%, 07/25/2019	7,333	7,847
8.00%, 10/25/2019	2,533	2,722
4.00%, 11/25/2019	29,818	30,666
8.50%, 11/25/2019	1,426	1,550
9.00%, 11/25/2019	1,057	1,147
9.40%, 11/25/2019	1,158	1,259
7.50%, 12/25/2019	2,729	2,917
8.50%, 01/25/2020	291	317
8.80%, 01/25/2020	747	814
7.00%, 05/25/2020	322	350
5.50%, 06/25/2020	339	358
9.50%, 06/25/2020	526	579
7.00%, 07/25/2020	2,889	3,091
5.50%, 08/25/2020	418	440
6.50%, 08/25/2020	3,641	3,854
505.00%, 08/25/2020	6	57
1118.04%, 08/25/2020 IO	8	79
6.50%, 09/25/2020	1,702	1,800

7.00%, 09/25/2020	567	611
9.00%, 10/25/2020	2,325	2,555
20.97%, 11/25/2020	279	408
652.15%, 12/25/2020 IO	15	196
7.00%, 01/25/2021	659	709
908.50%, 02/25/2021 IO	1	7
5.00%, 03/25/2021	704	742
7.00%, 03/25/2021	25,786	27,710
5.00%, 05/25/2021	949	948
16.94%, 05/25/2021	540	674
8.50%, 06/25/2021	643	718
8.75%, 06/25/2021	2,839	3,159
1037.54%, 06/25/2021	24	281
6.50%, 07/25/2021	1,474	1,574
6.50%, 09/25/2021	140,889	155,690
14.68%, 09/25/2021	1,810	2,141
8.75%, 10/25/2021	4,872	5,329
24.35%, 12/25/2021	808	1,102
6.00%, 02/25/2022	151,033	164,727
6.50%, 02/25/2022	22,637	25,056
0.00%, 03/25/2022 PO	58,885	56,374
7.50%, 06/25/2022	120	133
7.00%, 07/25/2022	2,090	2,269
7.50%, 07/25/2022	23,567	26,160
8.00%, 07/25/2022	24,213	26,846
8.00%, 07/25/2022	19,567	20,313
1184.78%, 07/25/2022 IO	8	189
6.00%, 08/25/2022	8,464	8,620
6.00%, 08/25/2022	3,927	4,187
6.50%, 08/25/2022	5,404	5,802
0.44%, 09/25/2022	2,212	2,210
5.50%, 09/25/2022	3,829	4,075
6.00%, 09/25/2022	176,701	193,614
7.50%, 09/25/2022	22,924	24,952
7.75%, 09/25/2022	10,634	11,788
8.00%, 09/25/2022	29,504	32,676
0.00%, 10/25/2022 PO	3,021	2,866
1.35%, 10/25/2022	2,066	2,095
7.00%, 10/25/2022	4,288	4,692
7.50%, 10/25/2022	14,267	15,996
7.90%, 01/25/2023	14,831	16,719
6.50%, 02/25/2023	5,904	6,546
7.00%, 02/25/2023	61,180	67,822
15.50%, 02/25/2023	2,542	3,551
5.50%, 03/25/2023	304,746	330,577
6.50%, 03/25/2023	4,521	4,963
7.00%, 03/25/2023	39,913	43,949
7.50%, 03/25/2023	14,029	15,496

7.70%, 03/25/2023	6,472	7,273
0.00%, 04/25/2023 PO	2,091	1,983
5.50%, 04/25/2023	560,095	607,685
5.50%, 04/25/2023	17,436	18,759
6.00%, 04/25/2023	10,209	11,637
7.00%, 04/25/2023	14,096	15,531
17.56%, 04/25/2023 IO	11,344	2,242
19.02%, 04/25/2023	6,763	9,759
5.50%, 05/25/2023	128,102	137,862
7.00%, 05/25/2023	148,392	164,844
5.00%, 06/25/2023	134,678	141,027
6.08%, 06/25/2023 IO	99,266	9,727
7.23%, 06/25/2023 IO	65,725	3,088
4.50%, 07/25/2023	226,131	238,169
6.50%, 07/25/2023	3,666	4,032
6.79%, 07/25/2023	74,625	81,589
7.00%, 07/25/2023	73,394	79,937
7.00%, 07/25/2023	51,497	57,082
1.30%, 08/25/2023	9,258	9,413
6.88%, 08/25/2023	67,200	74,013
7.00%, 08/25/2023	123,734	136,009
7.63%, 08/25/2023 IO	7,163	636
8.49%, 08/25/2023 IO	61,025	13,497
0.00%, 09/25/2023 PO	2,104	1,987
0.00%, 09/25/2023 PO	5,655	5,357
1.07%, 09/25/2023	101,851	102,392
6.50%, 09/25/2023	6,215	6,892
12.50%, 09/25/2023	4,288	4,948
13.48%, 09/25/2023	3,454	4,518
0.97%, 10/25/2023	2,352	2,357
6.50%, 10/25/2023	44,159	48,888
6.50%, 10/25/2023	95,880	109,565
10.50%, 10/25/2023	2,031	2,577
22.20%, 10/25/2023	5,662	8,647
26.91%, 10/25/2023	3,047	5,032
0.00%, 11/25/2023 PO	660	621
6.50%, 11/25/2023	35,576	40,654
1.02%, 12/25/2023	2,631	2,668
1.42%, 12/25/2023	7,752	7,878
6.50%, 12/25/2023	9,035	9,985
12.30%, 12/25/2023	3,607	4,683
23.02%, 12/25/2023	7,752	11,858
28.14%, 12/25/2023	9,528	16,002
5.00%, 02/25/2024 IO	159,439	12,211
5.00%, 03/25/2024 IO	67,204	4,209
5.00%, 03/25/2024 IO	131,853	6,709
6.50%, 03/25/2024	32,132	36,718
6.50%, 03/25/2024	162,973	177,510

7.00%, 04/25/2024	241,664	267,732
7.00%, 04/25/2024	115,893	130,007
5.50%, 07/25/2024	32,451	35,182
5.50%, 08/25/2024	284,137	309,716
5.00%, 11/25/2024	469,717	507,215
8.50%, 01/25/2025	6,040	6,889
8.80%, 01/25/2025	8,579	9,726
0.72%, 07/25/2025	85,414	85,629
5.50%, 08/25/2025	279,667	307,874
5.50%, 01/25/2026	186,674	202,417
31.14%, 10/25/2026	36,189	60,718
7.00%, 11/25/2026	59,240	65,463
1.84%, 03/25/2027 IO	12,269	419
1.84%, 03/25/2027 IO	39,900	1,210
7.50%, 04/18/2027	9,395	10,295
7.50%, 04/20/2027	14,082	16,355
6.50%, 04/25/2027	37,212	42,523
7.50%, 05/20/2027	55,785	64,849
0.82%, 05/25/2027	5,231,699	5,256,617
6.50%, 07/18/2027	2,980	3,405
7.00%, 12/18/2027 IO	14,992	1,797
6.00%, 07/18/2028	21,684	24,496
7.18%, 07/25/2028 IO	575,131	101,384
3.00%, 12/25/2028	1,237,521	1,204,057
6.00%, 12/25/2028	11,140	12,252
7.73%, 12/25/2028 IO	22,650	4,053
5.00%, 03/25/2029	520,323	564,174
5.50%, 04/18/2029	50,171	55,377
6.35%, 04/25/2029	11,847	13,046
7.50%, 12/18/2029	16,219	18,854
7.50%, 02/25/2030	90,386	102,778
8.68%, 07/25/2030 IO	32,023	8,806
8.50%, 01/25/2031 IO	4,051	751
7.00%, 03/25/2031	11,378	12,953
3.50%, 04/25/2031	1,084,000	1,159,230
6.00%, 07/25/2031 IO	61,054	7,714
7.00%, 07/25/2031	32,684	36,990
7.00%, 08/25/2031	61,785	71,289
6.50%, 09/25/2031	14,236	16,330
7.00%, 09/25/2031	16,902	18,969
7.00%, 09/25/2031	14,088	16,055
7.00%, 09/25/2031	80,677	91,870
13.36%, 09/25/2031	15,213	15,653
23.02%, 09/25/2031	45,912	81,989
6.50%, 10/25/2031	10,216	11,376
21.69%, 10/25/2031	29,508	44,585
6.00%, 11/25/2031	115,855	131,333
7.00%, 11/25/2031	110,547	124,011

14.78%, 11/25/2031	31,779	45,949
16.48%, 12/25/2031	3,612	5,002
0.00%, 01/25/2032 PO	4,742	4,332
23.82%, 02/25/2032	18,850	31,540
1.60%, 03/25/2032 IO	116,546	7,004
10.00%, 03/25/2032	1,730	2,249
0.00%, 04/25/2032 PO	3,487	3,150
6.00%, 04/25/2032	286,023	324,486
6.50%, 04/25/2032	51,537	58,085
6.50%, 05/25/2032	109,836	121,900
6.50%, 06/25/2032	39,727	45,524
6.50%, 07/25/2032 IO	210,041	36,962
6.50%, 08/25/2032	117,046	133,914
18.64%, 08/25/2032	111,038	138,308
1.22%, 11/25/2032	543,343	557,248
5.00%, 11/25/2032	26,693	28,857
6.00%, 11/25/2032	803,326	912,871
8.50%, 11/25/2032	35,475	41,999
0.00%, 12/25/2032 PO	23,631	21,479
5.50%, 12/25/2032	300,315	321,218
13.71%, 12/25/2032	19,401	26,272
0.00%, 01/25/2033 PO	52,590	51,598
6.50%, 02/25/2033	40,160	44,757
5.00%, 03/25/2033 IO	60,894	10,173
6.00%, 03/25/2033	66,000	70,560
4.00%, 04/25/2033	422,291	441,053
0.00%, 05/25/2033 PO	14,119	12,925
4.00%, 05/25/2033	24,997	26,473
6.00%, 05/25/2033	124,000	142,477
6.00%, 05/25/2033 IO	18,368	4,578
6.00%, 05/25/2033	78,173	88,879
6.00%, 05/25/2033	233,000	259,603
6.50%, 05/25/2033 IO	181,665	41,060
7.00%, 05/25/2033 IO	301,134	38,098
5.75%, 06/25/2033	115,967	131,166
6.68%, 06/25/2033 IO	166,046	17,338
13.36%, 06/25/2033	123,515	145,706
5.50%, 07/25/2033	65,176	65,714
13.14%, 07/25/2033	47,924	58,372
13.36%, 07/25/2033	48,028	55,149
0.00%, 08/25/2033 PO	14,297	13,511
5.50%, 08/25/2033	233,550	261,983
5.50%, 08/25/2033 IO	474,348	88,990
5.50%, 08/25/2033	104,704	106,764
7.14%, 08/25/2033	118,568	127,449
9.41%, 08/25/2033	11,256	13,223
16.89%, 08/25/2033	77,827	104,362
3.50%, 09/25/2033	1,500,000	1,537,987

11.80%, 09/25/2033	35,284	43,261
3.00%, 10/25/2033	908,000	892,309
5.50%, 10/25/2033	1,502,467	1,680,333
7.18%, 11/25/2033 IO	237,776	50,833
0.00%, 12/25/2033 PO	179,975	164,010
13.26%, 12/25/2033	63,521	74,211
1.17%, 01/25/2034	281,966	288,089
10.89%, 01/25/2034	15,766	19,058
15.36%, 01/25/2034	30,063	38,925
5.50%, 02/25/2034	69,094	72,134
26.91%, 02/25/2034	87,561	110,936
0.00%, 03/25/2034 PO	243,151	229,284
0.82%, 03/25/2034	223,015	224,407
5.50%, 04/25/2034	373,410	409,953
6.00%, 04/25/2034	9,434	9,549
18.37%, 04/25/2034	139,688	202,580
0.82%, 05/25/2034	480,759	482,835
15.34%, 05/25/2034	35,212	45,579
18.37%, 05/25/2034	205,549	281,792
22.31%, 05/25/2034	45,921	66,166
5.50%, 07/25/2034	909,656	1,019,711
13.40%, 07/25/2034	31,815	42,889
0.67%, 08/25/2034	176,079	175,908
18.64%, 11/25/2034	73,331	93,967
20.40%, 12/25/2034	4,016	4,536
23.54%, 01/25/2035	28,053	36,652
0.00%, 04/25/2035 PO	161,177	154,371
0.77%, 04/25/2035	221,822	222,469
15.95%, 05/25/2035	23,540	29,659
18.86%, 05/25/2035	277,773	388,145
18.97%, 05/25/2035	190,959	267,498
23.20%, 05/25/2035	63,765	91,428
5.00%, 06/25/2035	80,361	84,471
6.50%, 06/25/2035	3,746	3,927
23.39%, 06/25/2035	76,123	115,097
5.75%, 07/25/2035	2,299,468	2,625,249
6.29%, 07/25/2035 IO	152,995	30,100
16.32%, 07/25/2035	56,851	81,115
5.50%, 08/25/2035	245,894	273,425
5.50%, 08/25/2035	1,169,440	1,242,532
15.65%, 08/25/2035	80,628	110,909
15.82%, 08/25/2035	123,160	166,023
0.00%, 09/25/2035 PO	39,953	37,820
22.51%, 09/25/2035	30,353	46,284
0.00%, 10/25/2035 PO	51,678	46,960
5.75%, 10/25/2035	247,914	266,782
15.82%, 10/25/2035	95,526	126,301
5.50%, 11/25/2035	25,020	25,175

23.02%, 11/25/2035	490,171	723,842
5.50%, 12/25/2035	584,000	679,255
5.50%, 12/25/2035	123,835	133,368
6.00%, 12/25/2035	50,817	56,045
6.00%, 12/25/2035	1,000,000	1,096,791
0.00%, 01/25/2036 PO	29,704	28,634
5.50%, 01/25/2036	92,594	100,728
0.00%, 03/25/2036 PO	40,109	37,152
0.00%, 03/25/2036 PO	353,531	326,653
5.50%, 03/25/2036	552,963	621,933
5.50%, 03/25/2036	513,232	576,452
5.50%, 03/25/2036	277,286	298,687
6.28%, 03/25/2036 IO	1,296,281	245,540
23.02%, 03/25/2036	32,639	50,204
0.00%, 04/25/2036 PO	118,661	109,538
0.00%, 04/25/2036 PO	64,839	59,214
0.00%, 04/25/2036 PO	150,861	139,828
0.67%, 04/25/2036	205,932	206,031
28.25%, 05/25/2036	39,743	72,669
0.00%, 06/25/2036 PO	70,555	64,081
0.00%, 06/25/2036 PO	104,995	97,199
0.00%, 06/25/2036 PO	34,803	31,912
0.00%, 06/25/2036 PO	236,142	216,401
0.00%, 06/25/2036 PO	295,244	268,565
0.82%, 06/25/2036	80,729	81,101
6.00%, 06/25/2036 IO	566	2
6.16%, 06/25/2036 IO	293,888	49,853
22.65%, 06/25/2036	12,892	16,965
0.45%, 06/27/2036	1,876,143	1,874,307
0.00%, 07/25/2036 PO	81,008	73,703
0.00%, 07/25/2036 PO	44,469	40,846
0.00%, 07/25/2036 PO	23,229	21,432
0.00%, 07/25/2036 PO	77,503	74,807
0.71%, 07/25/2036	646,212	649,450
0.88%, 07/25/2036	71,789	72,485
6.00%, 07/25/2036	998,906	1,128,462
6.10%, 07/25/2036 IO	132,236	25,494
6.50%, 07/25/2036	474,840	554,689
6.50%, 07/25/2036	629,360	714,853
27.11%, 07/25/2036	38,316	69,795
37.37%, 07/25/2036	31,295	55,902
0.00%, 08/25/2036 PO	74,653	69,134
0.00%, 08/25/2036 PO	30,241	28,091
0.00%, 08/25/2036 PO	59,781	54,176
0.00%, 08/25/2036 PO	144,332	131,496
0.77%, 08/25/2036	252,211	253,699
6.08%, 08/25/2036 IO	93,197	27,194
6.50%, 08/25/2036	363,537	412,936

6.50%, 08/25/2036	76,998	87,988
0.00%, 09/25/2036 PO	80,864	74,571
0.00%, 09/25/2036 PO	75,789	69,820
0.00%, 09/25/2036 PO	55,650	52,714
6.50%, 09/25/2036	64,559	72,100
4.50%, 10/25/2036	366,701	393,925
24.51%, 10/25/2036	47,340	74,179
0.00%, 11/25/2036 PO	20,956	19,361
0.00%, 11/25/2036 PO	134,574	123,026
0.00%, 11/25/2036 PO	54,738	50,535
0.00%, 12/25/2036 PO	64,694	60,273
0.00%, 12/25/2036 PO	29,472	26,916
0.28%, 12/25/2036	714,115	712,744
0.48%, 12/25/2036	198,868	194,468
6.00%, 12/25/2036	26,717	27,071
6.23%, 12/25/2036 IO	298,074	47,657
24.87%, 12/25/2036	16,246	24,083
0.00%, 01/25/2037 PO	62,458	58,031
0.00%, 01/25/2037 PO	203,367	188,099
5.50%, 01/25/2037	125,977	134,092
0.62%, 02/25/2037	44	44
0.67%, 02/25/2037	256,263	255,421
36.47%, 02/25/2037	8,374	20,667
0.00%, 03/25/2037 PO	57,420	52,606
0.92%, 03/25/2037	155,054	156,225
1.17%, 03/25/2037	227,420	240,899
5.00%, 03/25/2037	18,175	19,616
5.66%, 03/25/2037 IO	24,479	4,041
6.00%, 03/25/2037	1,180,257	1,289,844
6.02%, 03/25/2037 IO	556,093	83,925
0.00%, 04/25/2037 PO	188,336	174,934
5.68%, 04/25/2037 IO	244,280	36,566
21.26%, 04/25/2037	117,091	173,548
0.00%, 05/25/2037 PO	44,570	42,454
0.72%, 05/25/2037	105,584	105,690
6.00%, 05/25/2037	681,258	763,191
0.82%, 06/25/2037	677,571	682,265
0.87%, 06/25/2037	51,292	52,789
5.36%, 06/25/2037 IO	115,604	14,237
5.68%, 06/25/2037 IO	141,795	22,982
5.68%, 06/25/2037 IO	449,701	61,277
6.50%, 06/25/2037	69,340	76,949
0.00%, 07/25/2037 PO	140,014	124,207
0.79%, 07/25/2037	109,841	110,035
0.92%, 07/25/2037	78,564	79,144
5.50%, 07/25/2037	325,338	365,112
5.98%, 07/25/2037 IO	874,470	129,185
6.20%, 07/25/2037 IO	509,645	77,441

6.73%, 07/25/2037 IO	1,324,902	222,410
15.45%, 07/25/2037	80,737	106,647
0.87%, 08/25/2037	559,298	561,092
5.50%, 08/25/2037	213,735	230,786
6.00%, 08/25/2037	323,035	358,908
6.00%, 08/25/2037	50,106	55,769
6.00%, 08/25/2037	289,533	320,435
6.00%, 08/25/2037	379,606	424,463
22.47%, 08/25/2037	114,609	163,813
0.87%, 09/25/2037	2,130,162	2,142,084
6.12%, 09/25/2037 IO	431,859	83,496
15.10%, 09/25/2037	33,327	44,546
0.00%, 10/25/2037 PO	1,146,194	1,029,732
6.03%, 10/25/2037 IO	413,754	61,986
6.04%, 10/25/2037 IO	435,093	63,927
6.07%, 10/25/2037	171,896	189,515
0.40%, 10/27/2037	3,020,969	3,004,892
5.94%, 12/25/2037 IO	33,231	4,231
5.98%, 12/25/2037 IO	541,110	70,639
6.03%, 12/25/2037 IO	426,064	59,264
6.50%, 12/25/2037	378,129	441,994
1.49%, 01/25/2038 IO	1,062,222	71,855
5.49%, 02/25/2038 IO	490,650	69,293
5.58%, 02/25/2038 IO	825,040	109,758
1.32%, 03/25/2038	108,839	110,652
5.78%, 03/25/2038 IO	141,564	23,391
5.81%, 03/25/2038 IO	136,948	19,224
6.57%, 03/25/2038 IO	204,403	28,978
13.16%, 03/25/2038	52,105	67,579
5.50%, 04/25/2038	1,498,760	1,565,078
6.43%, 04/25/2038 IO	149,122	20,472
6.48%, 04/25/2038 IO	186,961	29,695
6.50%, 04/25/2038	133,118	146,784
19.44%, 04/25/2038	70,821	95,961
0.00%, 05/25/2038 PO	5,826	5,412
1.67%, 06/25/2038 IO	432,230	31,334
5.00%, 07/25/2038	105,811	113,968
5.00%, 07/25/2038	116,024	126,627
5.50%, 07/25/2038	793,813	848,987
6.78%, 07/25/2038 IO	116,207	24,201
5.43%, 09/25/2038 IO	484,319	63,297
5.43%, 09/25/2038 IO	263,521	36,546
4.50%, 11/25/2038	80,437	83,355
0.82%, 12/25/2038	290,099	290,540
4.00%, 02/25/2039	411,649	426,014
4.50%, 02/25/2039	29,625	31,423
6.13%, 02/25/2039 IO	294,666	62,318
6.23%, 03/25/2039 IO	254,016	38,247

0.87%, 04/25/2039	629,487	633,571
5.00%, 07/25/2039 IO	199,973	30,842
7.00%, 07/25/2039	16,257	18,785
5.00%, 08/25/2039	696,637	769,776
6.00%, 08/25/2039	842,097	951,524
5.00%, 09/25/2039	700,275	745,941
6.01%, 09/25/2039	353,289	405,938
5.48%, 10/25/2039 IO	207,570	27,390
5.50%, 10/25/2039 IO	483,591	81,891
2.48%, 12/25/2039	771,744	815,141
5.76%, 12/25/2039 IO	265,775	36,048
6.29%, 12/25/2039	508,864	566,529
0.00%, 01/25/2040 PO	106,523	97,257
5.83%, 01/25/2040 IO	355,332	56,981
6.21%, 02/25/2040	139,090	155,654
1.02%, 03/25/2040	256,351	259,568
6.24%, 03/25/2040	386,074	442,030
6.45%, 03/25/2040	412,023	460,094
11.82%, 03/25/2040	694,299	851,832
1.02%, 04/25/2040	224,476	226,137
6.00%, 04/25/2040 IO	336,718	64,527
16.26%, 04/25/2040	310,000	401,011
1.02%, 05/25/2040	206,555	208,952
5.98%, 05/25/2040 IO	213,826	40,188
0.00%, 06/25/2040 PO	176,021	159,433
5.00%, 06/25/2040	1,768,647	1,933,924
5.50%, 06/25/2040	1,007,000	1,094,091
5.50%, 07/25/2040	818,470	924,605
4.00%, 08/25/2040	3,000,000	3,104,298
5.00%, 09/25/2040	206,000	234,320
5.50%, 10/25/2040	2,012,000	2,323,393
4.02%, 11/25/2040 IO	1,752,970	158,225
0.97%, 01/25/2041	474,398	476,301
6.11%, 01/25/2041 IO	1,290,949	287,638
1.79%, 04/25/2041 IO	2,852,874	202,738
0.92%, 07/25/2041	156,739	157,712
0.97%, 08/25/2041	473,913	480,126
0.92%, 11/25/2041	549,633	553,259
7.00%, 11/25/2041	3,503,195	4,111,203
7.00%, 11/25/2041	2,544,261	2,986,101
7.00%, 11/25/2041	3,071,220	3,602,689
3.50%, 03/25/2042	1,000,000	1,002,050
6.50%, 06/25/2042	93,371	105,727
0.87%, 09/25/2042	775,139	783,990
0.92%, 09/25/2042	2,831,904	2,822,623
0.92%, 09/25/2042	381,942	381,712
0.92%, 10/25/2042	1,252,627	1,264,912
3.00%, 02/25/2043	1,000,000	950,700

3.50%, 02/25/2043	743,987	767,726
0.00%, 09/25/2043 PO	2,218,423	1,735,904
0.00%, 10/25/2043 PO	1,572,903	1,215,086
0.00%, 12/25/2043 PO	4,294,835	3,295,376
5.68%, 11/25/2049 IO	215,115	32,179
5.82%, 02/25/2051	270,992	295,836
5.47%, 07/25/2051	79,121	87,328
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	89,792	99,913
6.50%, 07/25/2042	150,672	171,988
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	613,858	686,019
6.50%, 09/25/2042	257,867	292,533
Fannie Mae Trust 2003-W8
0.82%, 05/25/2042	57,326	57,456
7.00%, 10/25/2042	308,594	354,905
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	421,240	488,843
5.04%, 11/25/2043	175,574	176,736
Fannie Mae Trust 2004-W15
0.67%, 08/25/2044	302,083	300,522
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	104,143	120,300
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	109,452	127,346
Fannie Mae Trust 2005-W3
0.64%, 03/25/2045	2,376,929	2,383,467
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	127,287	143,771
Fannie Mae Trust 2006-W2
2.35%, 11/25/2035	314,703	321,027
0.64%, 02/25/2036	1,105,859	1,105,793
Fannie Mae Whole Loan
0.68%, 11/25/2046	2,811,390	2,817,521
Fannie Mae-Aces
0.54%, 01/25/2017	130,574	130,571
0.69%, 08/25/2019	645,361	648,530
1.80%, 12/25/2019	743,000	745,282
4.33%, 03/25/2020	806,526	865,312
3.66%, 11/25/2020	657,153	695,161
3.73%, 06/25/2021	5,158,000	5,496,487
3.76%, 06/25/2021	1,032,000	1,102,071
2.92%, 08/25/2021	706,000	720,640
2.61%, 10/25/2021	3,000,000	3,031,573
1.13%, 11/25/2022	4,500,000	4,496,341
2.28%, 12/27/2022	1,357,000	1,334,979
2.39%, 01/25/2023	1,342,000	1,315,523
3.51%, 12/25/2023	8,394,000	8,831,884

3.48%, 01/25/2024	16,000,000	16,660,438
3.10%, 07/25/2024	1,066,000	1,083,080
3.02%, 08/25/2024	1,273,000	1,287,921
2.53%, 09/25/2024	1,390,000	1,347,318
2.72%, 10/25/2024	13,450,000	13,200,893
3.05%, 12/01/2024	2,918,235	2,996,331
2.59%, 12/25/2024	1,640,000	1,626,905
2.83%, 01/25/2025	3,500,000	3,527,841
2.90%, 01/25/2025	2,000,000	1,998,732
3.04%, 11/25/2025	8,800,000	8,739,184
3.09%, 04/25/2027	23,211,000	23,559,903
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,084,121) (2)	1,067,314	1,084,533
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	9,793,181
1.65%, 06/25/2020	59,946,038	3,212,778
2.60%, 09/25/2020	763,000	773,024
2.87%, 12/25/2021	5,500,000	5,646,535
1.45%, 05/25/2022	55,681,935	4,159,457
2.37%, 05/25/2022	15,905,000	15,779,878
0.94%, 09/25/2022	5,516,000	5,496,366
0.89%, 10/25/2022	23,348,055	1,108,454
2.52%, 01/25/2023	2,000,000	1,989,516
2.62%, 01/25/2023	8,500,000	8,496,971
3.06%, 07/25/2023	8,150,000	8,311,759
3.53%, 07/25/2023	12,628,000	13,266,116
3.49%, 01/25/2024	5,000,000	5,220,502
3.39%, 03/25/2024	4,286,000	4,440,013
3.24%, 09/25/2024	1,444,000	1,477,007
2.81%, 01/25/2025	10,205,000	10,047,879
2.77%, 05/25/2025	4,250,000	4,179,261
3.16%, 05/25/2025	5,600,000	5,644,853
3.28%, 06/25/2025	1,373,000	1,404,428
3.01%, 07/25/2025	1,532,000	1,527,043
3.33%, 08/25/2025	1,690,000	1,728,913
FHLMC Structured Pass Through Securities
6.04%, 07/25/2032	86,873	98,735
5.46%, 07/25/2033	253,802	286,986
1.48%, 10/25/2037	2,155,781	2,166,123
7.50%, 02/25/2042	363,965	428,152
7.50%, 08/25/2042	54,739	67,260
6.50%, 02/25/2043	338,550	395,522
7.00%, 02/25/2043	118,001	137,412
5.23%, 05/25/2043	818,544	894,170
0.00%, 07/25/2043 PO	32,917	20,438
7.50%, 07/25/2043	85,691	103,381
0.00%, 09/25/2043 PO	39,739	33,378
7.50%, 09/25/2043	466,589	549,139

0.00%, 10/25/2043 PO	42,885	34,487
7.00%, 10/25/2043	457,770	525,985
1.44%, 10/25/2044	948,755	964,837
FHLMC-GNMA
7.00%, 03/25/2023	22,496	24,633
6.25%, 11/25/2023	13,871	15,412
7.50%, 04/25/2024	101,590	113,721
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	17,909	18,214
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	181,173	154,862
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	53,071	53,379
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037(6)	99,156	85,823
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.23%, 08/25/2037 IO	1,431,910	293,689
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.75%, 05/25/2034	79,049	78,412
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.68%, 02/25/2035	479,599	479,059
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.61%, 04/25/2035	319,899	317,675
Freddie Mac Gold Pool
6.50%, 07/01/2016	710	713
6.50%, 08/01/2016	654	657
6.00%, 04/01/2017	104,987	107,167
6.00%, 04/01/2017	51,227	52,156
7.00%, 04/01/2017	72	72
6.50%, 05/01/2017	124	124
5.50%, 06/01/2017	1,749	1,788
5.00%, 10/01/2017	19,037	19,687
6.00%, 10/01/2017	65	65
6.50%, 11/01/2017	951	977
5.00%, 12/01/2017	71,387	73,826
5.00%, 12/01/2017	78,079	80,747
6.50%, 12/01/2017	1,917	1,972
5.50%, 01/01/2018	19,250	19,790
5.50%, 02/01/2018	19,798	20,452
5.50%, 04/01/2018	212,846	220,861
6.00%, 04/01/2018	4,827	4,973
6.50%, 04/01/2018	15,991	16,296
4.00%, 06/01/2018	3,019	3,142
4.50%, 08/01/2018	6,180	6,380
4.50%, 10/01/2018	36,458	37,643
4.50%, 10/01/2018	4,471	4,615
5.00%, 12/01/2018	10,872	11,244
5.50%, 01/01/2019	33,538	34,529

6.50%, 09/01/2019	12,738	13,080
5.50%, 12/01/2019	37,377	39,037
6.00%, 02/01/2020	7,744	7,992
5.50%, 04/01/2020	38,865	40,635
5.50%, 06/01/2020	23,079	23,850
6.00%, 06/01/2020	21,967	23,150
8.00%, 07/01/2020	88	89
6.00%, 08/01/2020	11,506	12,064
6.00%, 07/01/2021	26,644	27,271
6.00%, 07/01/2021	54,917	57,392
6.00%, 01/01/2022	5,974	6,096
6.00%, 02/01/2022	8,732	8,918
6.00%, 03/01/2022	32,045	32,949
6.50%, 03/01/2022	8,489	9,013
6.00%, 12/01/2022	11,712	13,151
5.50%, 07/01/2023	0	—
5.50%, 02/01/2024	28,531	30,771
8.00%, 08/01/2024	1,083	1,252
8.00%, 11/01/2024	803	889
7.50%, 08/01/2025	1,868	2,203
3.50%, 11/01/2025	702,914	736,659
3.50%, 12/01/2025	2,084,925	2,189,027
10.00%, 03/17/2026	48,772	51,876
7.00%, 04/01/2026	2,197	2,534
3.50%, 08/01/2026	2,395,603	2,515,299
3.50%, 01/01/2027	400,334	420,439
6.50%, 01/01/2028	67,991	77,428
2.50%, 04/01/2028	4,188,323	4,257,610
3.00%, 07/01/2028	3,344,453	3,452,372
8.50%, 07/01/2028	5,749	7,024
3.00%, 08/01/2028	1,834,329	1,895,191
3.00%, 09/01/2028	7,296,483	7,531,504
3.00%, 10/01/2028	2,967,841	3,069,071
7.00%, 12/01/2028	86,693	99,865
3.00%, 01/15/2029(4)	6,635,000	6,835,980
3.00%, 05/01/2029	2,551,168	2,638,086
6.50%, 06/01/2029	28,902	32,914
7.00%, 07/01/2029	1,125	1,244
6.50%, 08/01/2029	128,621	148,558
6.00%, 10/01/2029	30,821	35,184
2.50%, 03/01/2030	2,770,119	2,798,076
10.00%, 10/01/2030	278,688	307,772
7.00%, 01/01/2031	76,216	88,608
3.50%, 01/01/2032	1,076,320	1,125,149
7.50%, 01/01/2032	169,387	199,379
3.50%, 03/01/2032	434,296	454,024
7.00%, 07/01/2032	6,196	6,958
7.00%, 08/01/2032	9,199	10,714

5.50%, 01/01/2033	266,596	295,715
3.50%, 02/01/2033	344,023	358,504
6.00%, 02/01/2033	113,710	123,167
3.50%, 05/01/2033	1,386,287	1,444,640
3.50%, 05/01/2033	402,872	419,831
5.50%, 10/01/2033	71,301	80,572
6.00%, 12/01/2033	15,336	17,243
5.00%, 01/01/2034	58,328	64,822
6.00%, 01/01/2034	66,817	73,056
6.00%, 01/01/2034	51,326	58,548
5.00%, 06/01/2034	301,576	331,676
5.00%, 09/01/2034	132,175	146,677
6.50%, 11/01/2034	17,182	20,458
6.50%, 01/01/2035	183,611	209,097
5.00%, 03/01/2035	92,511	102,088
5.50%, 07/01/2035	137,304	152,618
4.50%, 11/01/2035	21,140	22,841
6.50%, 12/01/2035	77,138	84,805
6.50%, 12/01/2035	117,570	138,346
5.50%, 01/01/2036	49,711	55,271
5.00%, 03/01/2036	6,376,986	7,000,052
5.00%, 07/01/2036	5,625	6,178
5.00%, 11/01/2036	168,585	185,358
6.00%, 11/01/2036	29,073	31,536
6.50%, 11/01/2036	42,908	50,622
6.50%, 11/01/2036	615,953	704,732
6.50%, 11/01/2036	262,962	294,147
5.50%, 12/01/2036	80,246	89,174
6.00%, 12/01/2036	39,217	44,362
6.00%, 12/01/2036	19,971	22,619
6.50%, 12/01/2036	576,301	647,873
6.50%, 12/01/2036	188,716	210,317
7.50%, 12/01/2036	623,574	736,520
6.50%, 01/01/2037	6,821	6,936
6.50%, 01/01/2037	41,357	45,761
6.50%, 02/01/2037	53,975	59,915
7.00%, 02/01/2037	16,069	18,475
5.00%, 03/01/2037	496,622	543,562
5.00%, 06/01/2037	533,806	583,327
6.50%, 06/01/2037	24,718	27,112
5.00%, 08/01/2037	511,757	559,621
6.50%, 11/01/2037	103,336	121,270
7.50%, 01/01/2038	78,687	99,465
7.50%, 01/01/2038	120,435	139,790
5.00%, 02/01/2038	557,665	608,918
5.00%, 03/01/2038	613,355	669,954
5.00%, 03/01/2038	589,772	643,874
5.00%, 03/01/2038	925,912	1,012,985

5.00%, 03/01/2038	130,994	143,104
6.50%, 03/01/2038	105,030	120,749
5.00%, 04/01/2038	572,989	625,209
5.50%, 05/01/2038	159,464	177,338
5.50%, 08/01/2038	188,671	209,829
5.00%, 09/01/2038	448,108	489,141
5.00%, 09/01/2038	2,187	2,387
7.50%, 09/01/2038	54,446	66,176
5.00%, 11/01/2038	3,311	3,615
5.00%, 11/01/2038	192,917	210,437
5.00%, 12/01/2038	534,349	583,476
5.00%, 12/01/2038	1,919	2,093
5.00%, 02/01/2039	1,095,342	1,195,566
5.00%, 05/01/2039	14,744	16,482
4.50%, 07/01/2039	544,092	586,744
4.50%, 10/01/2039	3,654,321	3,941,173
5.00%, 10/01/2039	1,199,935	1,309,888
4.50%, 11/01/2039	6,090,596	6,568,691
4.50%, 11/01/2039	4,237,585	4,569,910
5.00%, 03/01/2040	5,884,917	6,456,461
5.50%, 03/01/2040	52,645	58,349
5.50%, 05/01/2040	4,477,559	4,979,942
4.50%, 07/01/2040	7,476,946	8,158,065
4.50%, 08/01/2040	960,154	1,035,535
4.50%, 08/01/2040	99,652	108,241
5.00%, 08/01/2040	765,249	839,878
5.00%, 08/01/2040	2,816,194	3,092,235
5.50%, 08/01/2040	1,919,635	2,135,223
4.00%, 09/01/2040	1,451,389	1,537,551
4.50%, 09/01/2040	2,926,517	3,158,674
4.50%, 09/01/2040	739,918	797,961
4.00%, 11/01/2040	4,594,233	4,867,638
4.00%, 11/01/2040	74,185	78,576
4.00%, 12/01/2040	2,577,288	2,730,516
4.00%, 12/01/2040	2,691,160	2,851,217
4.00%, 12/01/2040	2,047,486	2,171,883
4.00%, 12/01/2040	1,829,777	1,940,950
4.00%, 12/01/2040	786,959	834,759
4.50%, 12/01/2040	545,242	592,451
4.00%, 01/01/2041	1,798,046	1,905,057
4.00%, 01/15/2041(4)	7,665,000	8,095,218
4.50%, 03/01/2041	555,627	599,298
4.50%, 05/01/2041	4,000,981	4,325,721
5.00%, 06/01/2041	811,512	891,057
4.00%, 11/01/2041	25,139	26,616
4.00%, 01/01/2042	438,091	463,747
3.50%, 01/15/2042(4)	26,515,000	27,285,579
4.00%, 05/01/2042	31,148	32,963

3.50%, 06/01/2042	823,376	848,359
3.50%, 06/01/2042	4,667,382	4,820,236
4.00%, 06/01/2042	3,917,879	4,172,255
3.50%, 07/01/2042	18,688,704	19,255,773
3.00%, 08/01/2042	3,160,068	3,161,086
3.50%, 08/01/2042	1,557,814	1,605,083
3.50%, 09/01/2042	6,225,974	6,414,896
3.00%, 10/01/2042	7,740,988	7,743,477
3.50%, 10/01/2042	5,074,948	5,228,942
4.00%, 10/01/2042	195,995	203,238
3.50%, 11/01/2042	206,569	213,349
4.00%, 01/01/2043	443,507	472,227
3.00%, 01/15/2043(4)	10,610,000	10,588,693
3.00%, 02/01/2043	650,617	650,827
3.00%, 03/01/2043	4,148,852	4,149,919
3.00%, 03/01/2043	2,463,069	2,463,863
3.00%, 03/01/2043	8,417,850	8,420,555
3.00%, 03/01/2043	593,630	593,821
3.50%, 03/01/2043	1,440,215	1,483,907
3.00%, 04/01/2043	158,264	158,284
3.50%, 05/01/2043	470,019	485,477
3.00%, 06/01/2043	17,849,337	17,850,470
3.00%, 06/01/2043	65,301	65,284
3.50%, 06/01/2043	1,568,303	1,619,946
3.50%, 06/01/2043	2,922,475	3,010,570
4.00%, 06/01/2043	23,798	25,245
3.00%, 07/01/2043	2,513,229	2,513,389
3.00%, 07/01/2043	437,150	437,121
3.00%, 07/01/2043	580,673	580,672
3.00%, 07/01/2043	44,646	44,646
3.00%, 08/01/2043	865,919	865,750
3.00%, 08/01/2043	11,761,823	11,761,048
3.00%, 09/01/2043	726,152	725,917
4.00%, 09/01/2043	317,965	336,758
4.50%, 09/01/2043	4,416,908	4,821,140
3.50%, 10/01/2043	366,699	377,666
3.00%, 11/01/2043	86,141	86,124
4.00%, 11/01/2043	176,576	186,987
4.00%, 11/01/2043	435,759	460,649
4.00%, 12/01/2043	3,976,215	4,203,327
4.00%, 12/01/2043	492,735	520,879
4.00%, 12/01/2043	1,106,795	1,175,451
4.00%, 01/01/2044	192,921	203,876
4.00%, 01/01/2044	1,198,216	1,266,655
4.00%, 03/01/2044	6,760,964	7,148,565
3.50%, 05/01/2044	25,286,621	26,117,794
4.50%, 05/01/2044	3,974,677	4,290,818
3.50%, 07/01/2044	11,013,638	11,343,015

4.50%, 07/01/2044	146,245	157,908
4.00%, 10/01/2044	6,275,630	6,655,953
3.50%, 03/01/2045	5,463,146	5,626,529
3.00%, 05/01/2045	1,890,743	1,889,885
3.00%, 05/01/2045	3,317,586	3,315,565
3.00%, 06/01/2045	988,974	987,795
4.00%, 08/01/2045	5,284,822	5,590,990
4.00%, 09/01/2045	5,532,015	5,852,298
3.50%, 12/01/2045	7,000,000	7,209,344
Freddie Mac Non Gold Pool
2.23%, 07/01/2019	2,199	2,226
2.38%, 07/01/2026	4,862	4,893
2.39%, 01/01/2027	10,490	11,010
2.46%, 04/01/2030	4,707	4,940
2.62%, 09/01/2032	9,139	9,759
2.50%, 05/01/2033	265,712	281,013
2.61%, 12/01/2033	47,102	49,746
2.39%, 04/01/2034	88,740	93,842
2.64%, 09/01/2034	204,145	216,522
2.38%, 01/01/2035	301,495	320,304
2.38%, 01/01/2035	90,317	96,035
2.32%, 08/01/2035	27,438	28,987
2.57%, 12/01/2035	139,991	148,914
2.46%, 02/01/2036	43,402	45,769
2.66%, 02/01/2036	205,501	218,628
2.67%, 03/01/2036	217,722	231,605
3.21%, 03/01/2036	258,110	272,135
2.50%, 05/01/2036	214,090	227,593
2.50%, 05/01/2036	137,026	144,903
2.94%, 05/01/2036	42,906	45,540
2.60%, 06/01/2036	593,481	629,856
2.65%, 06/01/2036	175,551	186,918
2.11%, 07/01/2036	90,453	95,625
2.50%, 07/01/2036	72,167	76,452
3.37%, 07/01/2036	84,143	87,396
2.01%, 08/01/2036	58,067	61,118
2.13%, 08/01/2036	118,813	125,063
2.17%, 08/01/2036	712,105	753,531
2.52%, 09/01/2036	249,198	263,539
2.54%, 09/01/2036	248,348	263,815
2.22%, 10/01/2036	401,118	420,732
2.26%, 10/01/2036	203,232	213,467
2.33%, 10/01/2036	119,815	126,580
2.35%, 10/01/2036	105,683	111,495
2.54%, 10/01/2036	48,775	50,586
2.61%, 10/01/2036	210,153	224,530
2.97%, 10/01/2036	161,791	171,871
2.46%, 11/01/2036	45,532	48,199

2.49%, 11/01/2036	96,447	102,295
2.52%, 11/01/2036	185,938	197,526
2.52%, 11/01/2036	309,315	327,613
2.54%, 11/01/2036	86,101	91,315
2.42%, 12/01/2036	596,321	623,733
2.46%, 12/01/2036	569,692	602,374
2.51%, 12/01/2036	18,706	19,859
2.59%, 12/01/2036	214,084	228,336
3.08%, 12/01/2036	29,462	31,866
2.13%, 01/01/2037	24,223	25,404
2.50%, 01/01/2037	111,841	119,340
2.27%, 02/01/2037	19,470	20,695
2.48%, 02/01/2037	16,996	18,002
2.52%, 02/01/2037	330,178	350,775
2.57%, 02/01/2037	178,160	190,048
2.83%, 02/01/2037	43,570	46,738
2.37%, 03/01/2037	577,640	609,623
2.73%, 03/01/2037	85,327	89,999
2.98%, 03/01/2037	47,159	50,323
2.05%, 04/01/2037	69,639	72,977
2.49%, 04/01/2037	10,255	10,603
2.70%, 04/01/2037	146,500	155,649
2.06%, 05/01/2037	168,533	175,690
2.51%, 05/01/2037	77,626	82,819
2.51%, 05/01/2037	187,999	199,912
2.62%, 05/01/2037	51,798	55,238
2.65%, 05/01/2037	405,108	432,535
2.82%, 05/01/2037	238,975	254,807
2.37%, 06/01/2037	115,812	123,147
2.62%, 07/01/2037	106,209	113,195
2.55%, 11/01/2037	52,975	56,052
2.69%, 04/01/2038	220,936	236,399
2.51%, 05/01/2038	156,370	166,130
3.98%, 07/01/2040	178,724	187,072
Freddie Mac Reference REMIC
6.00%, 04/15/2036	715,380	812,070
6.00%, 05/15/2036	983,837	1,103,763
Freddie Mac REMICS
6.50%, 08/15/2016	3,840	3,916
6.00%, 09/15/2016	2,951	2,993
6.00%, 09/15/2016	11,905	12,109
6.00%, 09/15/2016	1,140	1,160
6.00%, 09/15/2016	5,951	6,060
6.00%, 09/15/2016	678	687
6.00%, 10/15/2016	3,185	3,237
5.50%, 12/15/2016	6,186	6,265
6.00%, 12/15/2016	3,016	3,046
6.00%, 03/15/2017	4,567	4,672

5.50%, 06/15/2017	975	981
6.00%, 06/15/2017	8,377	8,526
15.99%, 08/15/2017	2,608	2,838
5.50%, 10/15/2017	7,966	8,206
5.00%, 12/15/2017	17,897	18,341
5.50%, 12/15/2017	35,246	36,382
5.00%, 01/15/2018	15,255	15,630
4.50%, 05/15/2018	19,149	19,724
6.50%, 05/15/2018	3,483	3,627
4.50%, 06/15/2018	159,767	164,862
5.77%, 06/15/2018 IO	26,934	1,331
4.50%, 07/15/2018	156,350	161,347
0.00%, 10/15/2018 PO	912	895
0.00%, 03/15/2019 PO	70,817	69,349
6.50%, 03/15/2019 IO	2,126	173
4.50%, 04/15/2019	1,274	1,305
0.00%, 07/15/2019 PO	1,035	1,026
0.00%, 02/15/2020 PO	320,415	305,992
5.00%, 02/15/2020 IO	60,041	3,800
5.00%, 02/15/2020 IO	95,464	6,873
6.50%, 03/15/2020	7,145	7,540
11.70%, 03/15/2020	25,656	28,256
9.50%, 04/15/2020	587	615
9.60%, 04/15/2020	1,097	1,176
10.00%, 06/15/2020	184	200
7.80%, 09/15/2020	225	234
9.00%, 10/15/2020	734	778
6.95%, 01/15/2021	2,523	2,686
8.60%, 01/15/2021	11	12
9.50%, 01/15/2021	704	769
1066.21%, 02/15/2021 IO	1	8
9.00%, 04/15/2021	531	605
1.28%, 05/15/2021	502	509
5.00%, 05/15/2021	1,477	1,528
6.75%, 05/15/2021	1,484	1,569
7.00%, 05/15/2021	8,716	9,479
32.88%, 05/15/2021	217	352
43.74%, 05/15/2021	352	562
6.00%, 07/15/2021	1,433	1,528
5.50%, 08/15/2021	693	731
7.00%, 09/15/2021	3,687	3,957
8.50%, 09/15/2021	3,272	3,636
6.68%, 11/15/2021	201,079	210,859
1181.25%, 11/15/2021 IO	2	14
0.00%, 12/15/2021 PO	249,089	244,627
1159.02%, 01/15/2022 IO	29	522
5.00%, 03/15/2022	568,000	604,541
7.00%, 03/15/2022	1,561	1,710

6.00%, 05/15/2022	1,070	1,133
7.00%, 05/15/2022	2,136	2,354
7.50%, 08/15/2022	2,489	2,829
8.00%, 08/15/2022	6,239	7,043
1.48%, 09/15/2022	4,213	4,300
5.50%, 10/15/2022	124,021	133,807
4.51%, 12/15/2022	4,116	4,444
5.50%, 12/15/2022	41,202	44,426
1.65%, 02/15/2023	564	575
7.50%, 02/15/2023	38,480	42,534
5.50%, 03/15/2023	146,000	164,121
1.48%, 04/15/2023	22,641	23,224
5.50%, 04/15/2023	147,000	165,302
7.00%, 04/15/2023	33,500	36,532
7.50%, 04/15/2023	6,948	7,690
5.00%, 05/15/2023	36,368	38,988
7.00%, 05/15/2023	3,790	4,232
8.62%, 05/15/2023	16,105	18,994
0.00%, 06/15/2023 PO	2,953	2,917
0.00%, 06/15/2023 PO	4,056	4,006
5.60%, 06/15/2023	73,407	77,758
6.22%, 06/15/2023 IO	27,312	1,442
1.53%, 07/15/2023	13,573	13,639
8.27%, 07/15/2023	13,366	15,358
24.92%, 07/15/2023	2,851	4,523
2.15%, 08/15/2023	872	902
6.50%, 09/15/2023	96,018	109,338
7.00%, 09/15/2023	29,811	32,914
33.07%, 09/15/2023	12,493	21,987
0.00%, 10/15/2023 PO	54,636	53,700
6.25%, 10/15/2023	16,183	17,836
21.68%, 10/15/2023	5,255	8,308
5.00%, 11/15/2023	461,514	498,951
5.50%, 11/15/2023	112,445	121,653
6.00%, 11/15/2023	36,698	40,113
5.00%, 12/15/2023	46,213	49,586
6.50%, 12/15/2023	50,679	55,780
6.50%, 12/15/2023	22,765	24,971
7.00%, 01/15/2024	14,808	16,521
0.00%, 02/15/2024 PO	16,734	15,980
0.00%, 02/15/2024 PO	5,959	5,219
7.00%, 02/15/2024	1,655	1,849
10.00%, 02/15/2024	2,165	3,183
18.49%, 02/15/2024	1,622	2,346
0.93%, 03/15/2024	2,503	2,538
1.41%, 03/15/2024	1,212	1,212
7.00%, 03/15/2024	66,745	74,482
7.00%, 03/15/2024	12,661	14,117

28.52%, 03/15/2024 IO	8,298	4,553
7.50%, 04/15/2024	48,728	54,759
0.00%, 05/15/2024 PO	9,545	8,990
8.34%, 05/15/2024 IO	22,853	2,707
0.63%, 06/15/2024	63,012	63,079
6.00%, 06/15/2024	44,113	49,565
7.50%, 08/15/2024	7,800	8,812
4.00%, 12/15/2024	206,000	223,137
5.00%, 12/15/2024	131,405	141,545
32.01%, 04/15/2025	36,080	58,316
4.50%, 06/15/2025	722,000	801,255
16.05%, 08/15/2025	22,644	29,339
26.57%, 10/15/2025	42,686	65,401
3.50%, 01/15/2026	2,000,000	2,113,638
5.00%, 03/15/2026	307,943	334,020
6.50%, 03/15/2026	6,932	7,560
6.50%, 07/15/2026	45,278	51,559
7.50%, 09/15/2026	6,173	7,024
8.00%, 09/15/2026	16,718	19,143
6.50%, 01/15/2027	32,162	36,624
7.50%, 01/15/2027	40,376	45,738
7.50%, 01/15/2027	13,437	15,296
1.03%, 02/15/2027	1,053	1,073
6.00%, 05/15/2027	34,471	38,088
7.25%, 07/15/2027	1,909	2,161
7.50%, 09/15/2027	14,973	16,408
6.50%, 12/15/2027	21,599	23,934
7.00%, 03/15/2028 IO	22,231	5,218
7.50%, 03/15/2028	70,947	80,547
7.50%, 05/15/2028	24,909	28,380
6.50%, 06/15/2028	36,414	41,556
7.00%, 06/15/2028	4,303	4,857
6.00%, 07/15/2028	13,572	14,888
6.25%, 08/15/2028	80,606	89,494
6.50%, 08/15/2028	75,296	83,227
6.00%, 09/15/2028	14,359	16,089
7.00%, 10/15/2028 IO	29,075	3,413
6.00%, 11/15/2028	66,976	75,757
6.00%, 12/15/2028	123,467	136,757
0.93%, 01/15/2029	30,773	31,263
6.00%, 01/15/2029	174,458	197,666
6.00%, 02/15/2029	36,614	40,267
6.25%, 02/15/2029	186,399	209,394
29.49%, 03/15/2029	4,980	9,001
7.00%, 04/15/2029 IO	2,791	349
7.00%, 06/15/2029	153,732	174,576
7.50%, 06/15/2029 IO	11,691	1,542
7.00%, 07/15/2029	66,829	74,761

7.00%, 08/15/2029	37,542	43,313
4.00%, 11/15/2029 IO	394,316	29,081
7.50%, 11/15/2029	200	234
8.00%, 11/15/2029	33,990	38,865
7.00%, 01/15/2030	76,273	87,046
8.00%, 01/15/2030	65,672	75,252
8.00%, 01/15/2030	20,968	25,147
8.00%, 03/15/2030	12,821	15,218
5.00%, 04/15/2030	702,000	779,077
8.00%, 04/15/2030	19,417	22,379
7.50%, 05/15/2030	15,331	17,570
7.50%, 08/15/2030	13,306	15,270
7.25%, 09/15/2030	36,650	41,833
7.00%, 10/15/2030	50,205	57,115
7.50%, 10/15/2030	4,342	4,982
7.50%, 10/15/2030	910	1,040
7.25%, 12/15/2030	59,178	67,363
7.00%, 03/15/2031	26,641	30,850
6.50%, 05/15/2031	15,231	17,327
7.00%, 06/15/2031	28,950	33,675
8.50%, 06/15/2031	60,771	71,367
6.00%, 07/15/2031	11,520	11,184
7.00%, 07/15/2031	61,810	70,004
6.50%, 08/15/2031	29,010	33,123
6.50%, 08/15/2031	343,698	396,017
6.50%, 08/15/2031	31,483	35,852
6.50%, 08/15/2031	33,268	37,481
6.50%, 10/15/2031	30,472	34,631
6.50%, 01/15/2032	34,876	38,883
6.50%, 01/15/2032	57,662	63,982
1.23%, 02/15/2032	181,513	185,981
6.38%, 02/15/2032	40,419	43,087
6.50%, 02/15/2032	64,769	72,192
6.50%, 02/15/2032	68,010	76,616
7.67%, 02/15/2032 IO	142,075	30,867
8.32%, 02/15/2032 IO	28,277	8,736
15.44%, 02/15/2032	74,845	100,759
18.64%, 02/15/2032	76,051	119,554
6.50%, 03/15/2032	91,908	105,314
6.50%, 03/15/2032	80,887	91,849
7.00%, 03/15/2032	54,417	62,092
7.00%, 03/15/2032	68,165	77,904
7.62%, 03/15/2032 IO	58,936	15,769
7.67%, 03/15/2032 IO	38,448	10,362
6.50%, 04/15/2032	136,744	159,376
6.50%, 04/15/2032	21,869	25,209
6.50%, 04/15/2032	208,481	237,704
7.00%, 04/15/2032	45,257	50,466

7.00%, 04/15/2032	124,600	144,355
5.50%, 05/15/2032	72,372	74,011
6.50%, 05/15/2032	74,950	85,379
7.00%, 05/15/2032	51,948	58,929
6.50%, 06/15/2032	46,519	52,865
6.50%, 06/15/2032	89,926	102,647
6.50%, 06/15/2032	62,420	71,079
6.50%, 07/15/2032	70,762	80,576
6.50%, 07/15/2032	96,107	109,809
0.00%, 09/15/2032 PO	1,915,393	1,697,809
6.00%, 09/15/2032	116,425	132,365
0.00%, 12/15/2032 PO	76,870	74,770
0.00%, 12/15/2032 PO	10,411	10,272
0.00%, 12/15/2032 PO	12,463	11,364
1.08%, 12/15/2032	100,761	102,874
6.00%, 12/15/2032	91,771	103,801
6.00%, 12/15/2032	173,333	193,428
17.81%, 12/15/2032	59,404	83,285
0.00%, 01/15/2033 PO	79,364	78,678
6.00%, 01/15/2033	111,752	127,011
6.00%, 02/15/2033	92,603	104,916
6.00%, 02/15/2033	413,691	450,815
6.00%, 03/15/2033	72,659	78,976
6.50%, 03/15/2033 IO	46,755	9,350
14.24%, 06/15/2033	156,657	211,387
5.00%, 07/15/2033	977,350	1,102,281
6.68%, 07/15/2033	462	505
12.63%, 07/15/2033	41,965	47,648
3.00%, 08/15/2033	495,000	497,044
14.15%, 09/15/2033	50,064	66,834
7.71%, 10/15/2033	1,084,000	1,221,875
15.77%, 11/15/2033	25,237	33,507
0.93%, 12/15/2033	364,489	368,616
5.50%, 12/15/2033	112,645	116,142
5.00%, 01/15/2034	608,175	668,406
5.50%, 02/15/2034	32,545	34,342
6.00%, 05/15/2034	367,330	398,385
23.28%, 06/15/2034	146,350	193,228
0.00%, 07/15/2034 PO	261,856	239,648
2.55%, 07/15/2034	94,446	99,424
4.00%, 11/15/2034 IO	691,074	31,091
0.00%, 01/15/2035 PO	2,778	2,730
0.00%, 02/15/2035 PO	70,159	64,060
26.71%, 02/15/2035	81,420	128,850
0.00%, 04/15/2035 PO	127,624	122,195
6.00%, 04/15/2035	1,057,000	1,225,227
0.73%, 05/15/2035	126,059	126,460
0.63%, 06/15/2035	131,799	131,498

16.18%, 06/15/2035	19,359	22,868
0.00%, 08/15/2035 PO	9,654	8,801
1.13%, 08/15/2035	135,643	138,469
6.00%, 08/15/2035	4,739	4,737
0.00%, 09/15/2035 PO	65,030	59,870
6.00%, 09/15/2035	129,467	131,683
18.90%, 11/15/2035	77,995	102,884
0.00%, 01/15/2036 PO	46,843	46,526
6.00%, 01/15/2036	294,550	335,559
23.35%, 01/15/2036	24,754	37,847
0.00%, 02/15/2036 PO	259,758	240,207
0.00%, 02/15/2036 PO	58,407	54,200
0.00%, 02/15/2036 PO	86,454	79,666
0.00%, 02/15/2036 PO	50,351	46,537
0.00%, 03/15/2036 PO	16,242	15,062
0.00%, 03/15/2036 PO	149,055	138,027
0.00%, 03/15/2036 PO	160,184	148,208
6.00%, 03/15/2036	2,004	2,833
0.00%, 04/15/2036 PO	86,623	79,936
0.00%, 04/15/2036 PO	303,476	280,383
0.00%, 04/15/2036 PO	165,203	151,292
0.00%, 04/15/2036 PO	303,104	277,581
6.00%, 04/15/2036	184,484	210,571
6.00%, 04/15/2036 IO	168,280	33,410
6.00%, 04/15/2036	1,552,412	1,748,935
0.00%, 05/15/2036 PO	14,450	11,834
0.00%, 05/15/2036 PO	69,588	64,431
0.00%, 05/15/2036 PO	24,566	22,436
0.00%, 05/15/2036 PO	114,753	102,494
0.78%, 05/15/2036	1,175,454	1,180,050
0.83%, 05/15/2036	729,814	733,850
0.00%, 06/15/2036 PO	272,126	252,455
6.00%, 06/15/2036	37,644	42,234
6.00%, 06/15/2036	191,686	200,093
18.75%, 06/15/2036	60,100	86,961
0.00%, 07/15/2036 PO	53,349	48,107
6.50%, 07/15/2036	189,217	213,734
6.50%, 07/15/2036	242,281	276,585
6.77%, 07/15/2036 IO	27,577	4,517
0.00%, 08/15/2036 PO	76,674	69,353
5.50%, 08/15/2036	138,184	148,870
5.50%, 08/15/2036	387,551	430,842
6.32%, 08/15/2036 IO	1,135,419	202,055
0.00%, 09/15/2036 PO	33,598	31,100
0.00%, 09/15/2036 PO	49,423	45,951
0.00%, 10/15/2036 PO	88,747	78,350
6.37%, 10/15/2036 IO	104,786	17,298
7.50%, 11/15/2036	1,448,353	1,709,113

0.00%, 12/15/2036 PO	44,739	41,677
7.00%, 12/15/2036	3,515,085	4,100,897
7.50%, 12/15/2036	1,246,871	1,504,359
0.00%, 01/15/2037 PO	42,401	39,167
5.81%, 01/15/2037 IO	76,763	10,906
0.00%, 02/15/2037 PO	21,930	19,469
0.00%, 02/15/2037 PO	111,242	103,883
0.77%, 02/15/2037	107,163	107,733
6.00%, 02/15/2037	145,873	159,495
0.00%, 03/15/2037 PO	44,876	40,282
6.12%, 03/15/2037 IO	112,247	17,115
9.00%, 03/15/2037	30,311	36,555
0.00%, 04/15/2037 PO	52,412	48,414
6.00%, 04/15/2037	134,314	151,650
0.00%, 05/15/2037 PO	467,073	433,807
0.00%, 05/15/2037 PO	95,623	88,470
0.00%, 05/15/2037 PO	5,866	5,483
6.00%, 05/15/2037	334,675	358,694
0.00%, 06/15/2037 PO	48,576	44,503
0.00%, 06/15/2037 PO	28,024	25,798
0.00%, 07/15/2037 PO	561,950	496,484
0.59%, 07/15/2037	2,446,960	2,444,802
4.50%, 07/15/2037 IO	1,573,082	109,101
6.27%, 07/15/2037 IO	112,339	18,379
4.00%, 08/15/2037 IO	1,288,972	66,556
0.00%, 09/15/2037 PO	62,738	58,130
0.93%, 09/15/2037	36,660	36,985
4.00%, 10/15/2037 IO	816,471	49,077
4.00%, 10/15/2037 IO	566,656	23,013
1.01%, 11/15/2037	1,517,765	1,543,866
6.09%, 11/15/2037 IO	592,278	86,656
6.12%, 11/15/2037 IO	346,339	48,154
5.67%, 01/15/2038 IO	660,703	90,937
16.62%, 02/15/2038	26,583	35,230
5.50%, 03/15/2038	918,000	1,043,703
6.47%, 04/15/2038 IO	235,178	37,833
5.50%, 05/15/2038	216,764	234,351
5.87%, 06/15/2038 IO	261,801	36,093
6.00%, 06/15/2038	53,927	60,846
6.00%, 06/15/2038	775,422	862,480
5.52%, 08/15/2038 IO	504,396	63,611
5.68%, 10/15/2038	218,978	243,303
5.50%, 01/15/2039	393,041	435,541
2.03%, 02/15/2039	178,671	183,669
5.67%, 02/15/2039 IO	216,588	38,138
0.73%, 04/15/2039	902,795	909,910
0.78%, 05/15/2039	1,145,892	1,149,594
5.77%, 05/15/2039 IO	179,472	22,555

5.97%, 05/15/2039 IO	263,560	36,324
1.53%, 07/15/2039	165,476	168,782
4.50%, 07/15/2039	1,367,733	1,468,353
0.78%, 08/15/2039	363,594	364,858
3.50%, 08/15/2039	987,023	1,033,108
0.00%, 10/15/2039 PO	224,222	209,339
5.00%, 10/15/2039 IO	745,709	76,878
5.92%, 12/15/2039 IO	286,961	34,674
0.00%, 01/15/2040 PO	228,271	212,255
1.87%, 01/15/2040 IO	2,922,534	206,672
16.40%, 02/15/2040	475,000	656,226
0.83%, 10/15/2040	396,265	398,476
5.67%, 10/15/2040 IO	1,281,246	213,003
5.67%, 10/15/2040 IO	1,015,958	163,888
0.88%, 12/15/2040	3,018,256	3,046,031
0.88%, 03/15/2041	2,123,876	2,138,759
5.00%, 05/15/2041	1,067,153	1,262,794
5.50%, 05/15/2041	586,226	644,037
5.50%, 05/15/2041	1,527,000	1,685,084
0.73%, 10/15/2041	1,550,113	1,554,378
4.00%, 11/15/2041	1,439,370	1,516,619
4.00%, 12/15/2041	677,494	723,369
0.83%, 03/15/2042	1,405,138	1,422,855
0.83%, 07/15/2042	745,383	752,890
0.78%, 08/15/2042	3,628,853	3,678,989
0.73%, 09/15/2042	1,325,749	1,321,320
3.00%, 06/15/2043	206,000	199,598
4.50%, 09/15/2043	1,000,000	1,144,504
1.75%, 02/15/2046	3,521,152	3,646,760
7.25%, 11/15/2046	1,575,926	1,827,039
3.50%, 06/15/2048	7,924,705	8,326,239
0.00%, 10/15/2049 PO	975,598	892,177
Freddie Mac Strips
4.50%, 11/15/2020 IO	113,375	5,959
4.50%, 12/15/2020 IO	76,089	4,736
9.00%, 04/01/2022 IO	189	35
0.00%, 04/01/2028 PO	131,435	115,519
5.00%, 09/15/2035 IO	242,654	45,083
5.00%, 09/15/2035 IO	457,359	81,872
5.00%, 09/15/2035 IO	289,873	51,127
7.37%, 08/15/2036 IO	901,173	184,470
0.88%, 07/15/2042	4,284,300	4,344,407
3.50%, 07/15/2042	9,610,579	9,834,119
0.83%, 08/15/2042	2,803,868	2,808,099
0.88%, 08/15/2042	2,419,435	2,453,543
3.00%, 08/15/2042	3,445,150	3,439,374
3.00%, 01/15/2043	841,172	834,753
0.00%, 09/15/2043 PO	1,422,647	1,092,839

Ginnie Mae I pool
9.00%, 08/15/2016	11	11
9.00%, 12/15/2016	36	36
9.00%, 03/15/2017	21	21
6.50%, 06/15/2017	2,997	3,061
6.00%, 10/15/2017	1,013	1,015
8.50%, 11/15/2017	313	322
9.00%, 02/15/2020	80	80
9.50%, 09/15/2020	5	5
8.00%, 07/15/2022	81	81
8.00%, 09/15/2022	576	582
7.50%, 11/15/2022	778	826
7.50%, 03/15/2023	313	340
7.00%, 08/15/2023	718	776
7.00%, 09/15/2023	21,410	23,234
7.00%, 11/15/2023	1,474	1,681
6.50%, 01/15/2024	5,673	6,491
7.00%, 02/15/2024	10,243	11,040
9.50%, 10/15/2024	85,310	93,253
9.00%, 11/15/2024	1,770	1,979
9.50%, 12/15/2025	3,886	4,384
7.50%, 11/15/2026	1,316	1,367
7.50%, 07/15/2027	3,723	4,143
6.50%, 03/15/2028	8,958	10,248
7.50%, 07/15/2028	861	887
8.00%, 08/15/2028	1,839	1,860
6.50%, 09/15/2028	29,140	33,338
7.50%, 09/15/2028	6,236	6,981
6.50%, 10/15/2028	1,638	1,874
6.00%, 11/15/2028	13,371	15,121
7.00%, 09/15/2031	139,709	165,541
6.50%, 01/15/2032	121,379	141,153
6.50%, 07/15/2032	2,743	3,139
6.50%, 02/15/2033	17,425	19,935
7.00%, 02/15/2033	6,532	7,288
5.50%, 04/15/2033	393,773	447,946
6.50%, 04/15/2033	14,440	16,520
5.50%, 06/15/2033	7,463	8,432
7.00%, 06/15/2033	27,189	32,884
5.50%, 12/15/2033	23,651	26,923
5.50%, 07/15/2034	10,448	11,844
5.50%, 09/15/2034	26,301	29,705
7.00%, 06/15/2035	398,427	469,771
6.50%, 12/15/2035	131,683	152,801
7.00%, 04/15/2037	40,068	44,749
7.50%, 10/15/2037	84,559	107,484
4.00%, 06/15/2039	1,140,811	1,210,587
4.50%, 04/15/2040	6,391,802	6,899,446

4.00%, 10/15/2040	545,764	579,011
3.50%, 03/15/2043	1,696,371	1,774,181
3.50%, 04/15/2043	7,469,924	7,799,742
3.00%, 05/15/2043	1,292,360	1,314,276
3.50%, 06/15/2043	2,644,810	2,754,956
3.50%, 07/15/2043	926,061	968,126
Ginnie Mae II pool
8.50%, 03/20/2025	517	580
8.50%, 04/20/2025	2,977	3,377
8.50%, 05/20/2025	7,115	8,092
8.00%, 12/20/2025	959	1,056
8.00%, 06/20/2026	2,255	2,614
8.00%, 08/20/2026	1,871	2,269
8.00%, 09/20/2026	2,092	2,536
8.00%, 11/20/2026	1,756	2,090
8.00%, 10/20/2027	4,679	5,683
8.00%, 11/20/2027	3,692	4,312
8.00%, 12/20/2027	1,963	2,261
7.50%, 02/20/2028	2,727	3,266
6.00%, 03/20/2028	11,900	13,678
8.00%, 06/20/2028	635	648
8.00%, 08/20/2028	173	182
7.50%, 09/20/2028	7,591	8,502
8.00%, 09/20/2028	546	565
6.50%, 07/20/2029	135,274	154,850
6.00%, 11/20/2033	9,209	10,471
5.00%, 10/20/2037	987,828	1,069,714
7.00%, 08/20/2038	61,189	73,412
6.00%, 09/20/2038	1,104,607	1,235,871
6.00%, 11/20/2038	12,191	12,968
6.00%, 08/20/2039	547,713	622,274
5.50%, 09/20/2039	292,516	324,152
4.50%, 06/20/2040	1,944,880	2,118,219
5.00%, 07/20/2040	496,675	548,720
4.00%, 10/20/2040	5,198,028	5,566,069
4.50%, 01/20/2041	1,440,478	1,568,867
4.50%, 03/20/2041	1,403,122	1,528,186
4.50%, 05/20/2041	715,316	779,076
4.50%, 06/20/2041	4,933,598	5,373,357
4.50%, 09/20/2041	1,520,063	1,655,556
4.00%, 01/15/2042 (4)	3,750,000	3,981,332
4.50%, 01/15/2042 (4)	8,000,000	8,593,551
4.00%, 06/20/2042	6,708,751	7,164,543
3.00%, 08/20/2042	8,981,639	9,135,493
3.50%, 10/20/2042	10,527,502	11,004,198
3.00%, 01/15/2043 (4)	27,685,000	28,050,312
3.50%, 01/15/2043 (4)	88,175,000	91,888,455
4.00%, 02/20/2043	2,919,796	3,117,743

3.50%, 05/20/2043	2,456,323	2,566,797
3.00%, 09/20/2043	848,176	862,715
3.00%, 01/20/2044	1,641,300	1,669,418
3.00%, 04/20/2045	11,266,651	11,430,705
3.50%, 04/20/2045	10,916,093	11,392,528
4.00%, 05/20/2045	15,737,116	16,719,162
3.50%, 07/20/2045	21,266,790	22,194,984
3.00%, 08/20/2045	3,450,533	3,500,776
4.00%, 08/20/2045	13,477,237	14,316,964
4.50%, 08/20/2045	13,000,899	13,987,028
4.00%, 10/20/2045	13,399,059	14,246,500
4.46%, 05/20/2063	523,984	561,234
GMACM Mortgage Loan Trust 2003-AR1
3.14%, 10/19/2033	495,847	490,568
GMACM Mortgage Loan Trust 2003-AR2
3.10%, 12/19/2033	452,604	444,910
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	16,660	17,361
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	217,315	229,594
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	70,270	72,108
GMACM Mortgage Loan Trust 2005-AR3
2.98%, 06/19/2035	348,278	342,658
Government National Mortgage Association
5.50%, 11/20/2020	377,160	397,301
5.00%, 04/16/2023	619,000	655,343
6.50%, 10/16/2024	220,232	248,599
6.00%, 02/20/2029	195,958	218,600
8.26%, 08/16/2029 IO	18,173	4,558
7.50%, 11/20/2029	25,657	29,586
8.50%, 02/16/2030	233,609	274,363
38.28%, 02/16/2030	29,358	44,886
9.00%, 03/16/2030	212,068	257,019
7.16%, 04/16/2030 IO	197,589	37,723
8.00%, 06/20/2030	21,141	25,086
9.00%, 10/20/2030	32,866	37,810
9.00%, 11/16/2030 IO	1,824	272
9.00%, 11/20/2030	19,646	20,920
8.36%, 01/16/2031 IO	12,370	3,281
8.21%, 03/16/2031 IO	9,326	3,127
20.10%, 03/17/2031	103,285	169,678
7.71%, 08/16/2031 IO	21,112	7,144
7.91%, 08/16/2031 IO	23,718	7,912
7.05%, 01/16/2032 IO	25,275	6,973
0.75%, 03/20/2032	101,762	102,234
7.61%, 04/16/2032 IO	98,472	21,655
11.41%, 04/16/2032	8,679	10,636

9.00%, 06/16/2032	3,095	3,953
6.50%, 06/20/2032	92,756	107,466
6.50%, 06/20/2032	362,852	416,032
6.50%, 07/16/2032	108,378	126,764
6.00%, 07/20/2032	38,328	42,953
6.50%, 07/20/2032	124,883	145,610
6.50%, 07/20/2032	183,896	210,509
7.34%, 08/20/2032 IO	32,700	1,631
6.59%, 10/20/2032 IO	223,467	5,461
14.07%, 11/17/2032	27,759	33,920
6.00%, 11/20/2032	146,000	169,923
0.00%, 12/20/2032 PO	196,237	190,051
12.70%, 12/20/2032	555	558
5.50%, 01/16/2033	737,138	833,432
0.00%, 01/17/2033 PO	3,199	3,191
6.50%, 01/20/2033	201,188	227,713
7.36%, 02/16/2033 IO	97,083	16,760
0.00%, 02/17/2033 PO	71,736	68,063
7.34%, 02/20/2033 IO	42,293	11,390
0.00%, 03/16/2033 PO	14,624	13,239
7.27%, 03/17/2033	26,142	28,266
6.50%, 03/20/2033	326,000	375,389
6.50%, 03/20/2033	109,242	123,549
5.50%, 04/20/2033	431,252	483,208
6.50%, 05/20/2033	116,000	133,786
0.00%, 06/16/2033 PO	72,560	64,456
6.00%, 09/16/2033	253,426	285,559
0.00%, 10/20/2033 PO	11,507	10,277
5.82%, 10/20/2033	272,759	307,998
6.21%, 11/16/2033 IO	166,249	32,803
6.21%, 12/16/2033 IO	140,142	30,200
5.50%, 03/16/2034	5,267,887	5,974,667
6.16%, 03/16/2034 IO	123,487	6,426
18.72%, 04/16/2034	64,699	94,235
15.96%, 05/18/2034	32,504	38,262
0.00%, 06/20/2034 PO	132,397	121,190
6.00%, 06/20/2034	482,622	545,291
14.14%, 08/17/2034	75,591	92,193
5.73%, 08/20/2034	139,809	156,889
6.21%, 09/16/2034 IO	472,225	87,800
7.00%, 09/20/2034	62,923	74,640
27.49%, 09/20/2034	62,923	106,634
13.51%, 10/16/2034	18,722	22,595
23.12%, 10/16/2034	47,316	72,351
5.70%, 10/20/2034 IO	774,210	120,402
11.40%, 10/20/2034	29,072	33,389
5.68%, 11/20/2034 IO	390,205	62,409
6.35%, 01/20/2035 IO	543,649	94,762

15.60%, 06/17/2035	256,609	354,759
6.40%, 06/20/2035	288,964	323,556
5.50%, 07/20/2035 IO	57,363	13,345
19.69%, 08/16/2035	26,424	38,745
0.00%, 08/20/2035 PO	339,875	314,171
21.21%, 08/20/2035	3,093	4,053
5.50%, 09/20/2035	361,528	401,680
5.90%, 09/20/2035 IO	1,152,109	212,680
0.00%, 10/20/2035 PO	62,042	56,415
0.00%, 11/20/2035 PO	99,994	93,591
6.00%, 12/20/2035 IO	104,850	20,012
5.75%, 02/20/2036	91,851	98,550
0.00%, 03/20/2036 PO	93,671	85,681
0.00%, 05/20/2036 PO	128,470	117,130
6.10%, 06/20/2036 IO	21,934	2,380
0.00%, 07/20/2036 PO	19,241	17,449
6.30%, 07/20/2036 IO	134,741	7,568
6.50%, 07/20/2036	531,557	619,175
6.50%, 08/20/2036	708,220	825,166
5.56%, 10/20/2036	257,843	287,653
6.30%, 10/20/2036 IO	172,181	30,467
6.40%, 11/20/2036 IO	296,642	56,163
5.95%, 02/20/2037	94,747	105,215
0.00%, 03/20/2037 PO	388,490	364,041
5.80%, 03/20/2037 IO	266,885	43,830
0.00%, 04/16/2037 PO	170,898	156,345
6.47%, 04/16/2037 IO	440,433	89,515
5.80%, 04/20/2037 IO	173,433	28,165
6.13%, 04/20/2037	196,269	219,266
0.64%, 05/16/2037	101,242	101,553
0.00%, 05/20/2037 PO	28,482	25,660
5.80%, 05/20/2037 IO	313,373	55,869
5.80%, 05/20/2037 IO	348,687	61,768
0.00%, 06/16/2037 PO	60,340	55,064
0.00%, 06/16/2037 PO	451,553	417,355
6.13%, 06/16/2037 IO	258,743	49,415
5.85%, 06/20/2037 IO	283,992	40,441
6.24%, 07/20/2037 IO	382,174	73,964
6.28%, 07/20/2037 IO	403,589	74,196
6.35%, 07/20/2037 IO	264,503	47,387
6.37%, 08/20/2037 IO	101,655	15,546
0.00%, 09/20/2037 PO	71,617	67,958
6.15%, 09/20/2037 IO	247,130	45,186
19.00%, 09/20/2037	71,533	99,760
5.50%, 10/16/2037 IO	484,981	56,289
12.60%, 10/20/2037	45,101	59,248
0.00%, 11/16/2037 PO	530,636	455,286
6.20%, 11/16/2037 IO	264,349	43,521

5.50%, 11/20/2037	18,913	19,703
5.60%, 11/20/2037 IO	296,979	47,798
6.10%, 11/20/2037 IO	577,001	103,598
6.11%, 11/20/2037 IO	323,167	57,435
6.15%, 11/20/2037 IO	265,775	48,233
18.74%, 11/20/2037	32,717	49,268
6.15%, 12/20/2037 IO	427,736	76,738
0.00%, 01/20/2038 PO	20,261	18,295
0.00%, 01/20/2038 PO	45,892	45,249
5.48%, 01/20/2038	1,355,766	1,515,999
5.50%, 02/20/2038 IO	72,476	12,674
5.60%, 02/20/2038 IO	2,522,621	426,427
7.36%, 04/16/2038 IO	148,230	36,528
5.90%, 04/20/2038 IO	412,361	67,695
6.06%, 05/16/2038 IO	1,216,582	218,739
5.80%, 06/20/2038 IO	106,741	16,707
6.00%, 06/20/2038	213,956	242,933
1.22%, 07/20/2038	753,348	769,411
5.75%, 07/20/2038	446,193	478,448
5.75%, 07/20/2038 IO	386,511	56,035
5.57%, 08/20/2038	565,318	642,152
5.60%, 08/20/2038 IO	143,513	20,023
5.50%, 09/20/2038 IO	446,375	64,924
5.80%, 09/20/2038 IO	905,044	143,589
7.20%, 09/20/2038 IO	195,377	39,252
6.10%, 11/20/2038	331,320	373,274
6.06%, 12/16/2038 IO	179,316	13,457
5.30%, 12/20/2038 IO	470,142	69,167
5.60%, 12/20/2038 IO	263,861	40,055
5.85%, 12/20/2038	1,085,938	1,230,640
6.00%, 12/20/2038 IO	138,215	17,898
6.90%, 12/20/2038 IO	842,653	160,509
5.47%, 01/20/2039	1,740,590	1,919,409
5.76%, 02/16/2039 IO	225,900	33,601
5.81%, 02/16/2039 IO	326,013	43,356
5.55%, 02/20/2039 IO	404,504	55,781
5.64%, 02/20/2039 IO	234,628	31,117
5.90%, 03/20/2039 IO	218,868	14,166
5.90%, 03/20/2039 IO	431,047	52,074
6.50%, 03/20/2039 IO	258,302	60,216
6.50%, 03/20/2039 IO	120,443	28,094
5.87%, 04/20/2039 IO	724,893	99,589
5.50%, 05/20/2039 IO	89,233	16,381
6.00%, 05/20/2039 IO	119,429	23,983
6.06%, 06/16/2039 IO	906,986	80,950
5.55%, 06/20/2039 IO	376,568	49,665
5.68%, 06/20/2039 IO	551,391	77,273
5.76%, 07/16/2039 IO	664,187	77,466

5.91%, 08/16/2039 IO	573,641	93,810
7.00%, 08/16/2039	262,093	294,222
5.50%, 09/20/2039	317,000	368,164
5.69%, 09/20/2039 IO	891,272	138,799
6.06%, 11/16/2039 IO	777,354	131,529
6.00%, 12/20/2039	517,297	540,565
5.22%, 06/20/2040	323,004	358,330
5.54%, 07/20/2040	463,072	520,468
7.00%, 10/16/2040	951,578	1,116,946
0.00%, 12/20/2040 PO	1,357,631	1,239,105
6.20%, 05/20/2041 IO	658,299	145,747
4.66%, 09/20/2041	682,767	733,166
4.69%, 10/20/2041	1,250,949	1,353,263
4.53%, 11/16/2041	663,049	716,457
3.00%, 12/20/2041	1,000,000	977,630
3.73%, 01/20/2042	698,192	726,687
3.98%, 09/16/2042	481,076	500,142
4.69%, 10/20/2042	2,649,101	2,849,554
4.70%, 11/20/2042	349,817	379,509
4.51%, 04/20/2043	379,824	404,115
0.64%, 11/20/2059	1,355,241	1,355,368
0.67%, 01/20/2060	821,354	821,603
0.64%, 03/20/2060	912,576	912,669
0.62%, 04/20/2060	2,362,360	2,357,899
5.23%, 07/20/2060	3,069,078	3,308,970
0.49%, 08/20/2060	527,412	526,732
0.66%, 01/20/2061	3,739,068	3,732,187
0.69%, 03/20/2061	3,021,505	3,010,569
0.84%, 05/20/2061	3,653,574	3,655,812
0.89%, 05/20/2061	3,582,471	3,588,342
0.66%, 08/20/2061	764,650	757,340
0.74%, 10/20/2061	1,799,940	1,799,416
0.74%, 12/20/2061	8,132,002	8,116,437
0.74%, 04/20/2062	652,790	652,513
0.89%, 04/20/2062	1,220,252	1,224,377
0.64%, 05/20/2062	1,007,803	1,007,787
2.00%, 06/20/2062	364,322	364,730
0.74%, 07/20/2062	2,647,037	2,646,333
0.77%, 09/20/2062	3,991,787	3,989,865
0.78%, 09/20/2062	1,144,440	1,144,838
0.69%, 10/20/2062	1,138,935	1,137,636
0.71%, 10/20/2062	3,339,875	3,347,936
0.79%, 10/20/2062	517,955	518,303
0.49%, 11/20/2062	189,751	189,355
0.53%, 12/20/2062	3,227,704	3,197,625
0.51%, 01/20/2063	1,422,355	1,406,690
0.69%, 01/20/2063	1,291,282	1,289,777
1.65%, 01/20/2063	3,297,718	3,260,548

0.61%, 02/20/2063	339,029	336,125
0.64%, 02/20/2063	1,780,834	1,770,959
1.65%, 02/20/2063	4,448,969	4,399,724
0.60%, 03/20/2063	1,350,237	1,337,264
0.66%, 03/20/2063	416,755	417,335
1.75%, 03/20/2063	1,076,353	1,073,884
1.65%, 04/20/2063	1,347,480	1,330,810
0.66%, 06/20/2063	3,510,444	3,494,167
0.69%, 01/20/2064	4,573,090	4,554,831
0.84%, 01/20/2064	3,552,465	3,554,099
0.84%, 02/20/2064	7,231,379	7,234,652
0.88%, 02/20/2064	4,091,078	4,089,705
0.84%, 03/20/2064	4,091,293	4,092,678
0.79%, 04/20/2064	4,260,317	4,237,815
0.79%, 04/20/2064	4,529,211	4,521,202
0.79%, 05/20/2064	7,363,319	7,324,110
0.69%, 06/20/2064	3,073,439	3,039,688
0.66%, 07/20/2064	4,789,493	4,754,524
0.69%, 07/20/2064	2,452,329	2,425,643
0.69%, 07/20/2064	3,202,115	3,167,065
0.66%, 09/20/2064	4,720,869	4,651,344
0.79%, 10/20/2064	1,890,169	1,879,812
0.00%, 02/20/2065	3,087,929	3,070,509
0.67%, 02/20/2065	4,903,976	4,889,435
0.67%, 03/20/2065	9,754,674	9,720,009
0.67%, 04/20/2065	6,938,940	6,904,945
0.64%, 06/20/2065	2,419,425	2,401,759
0.63%, 07/20/2065	4,029,740	3,961,233
0.66%, 08/20/2065	781,266	769,811
1.00%, 11/20/2065	7,989,493	7,899,642
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,307,241) (2)	1,310,041	1,321,109
2.77%, 11/10/2045	13,211,562	12,996,915
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,222,214) (2)	4,200,000	4,316,987
GS Mortgage Securities Corp Trust 2012-SHOP
1.30%, 06/05/2031 (Acquired 10/28/2013, Cost $397,214) (2)	7,793,000	321,870
2.93%, 06/05/2031 (Acquired 02/12/2013, Cost $3,739,611) (2)	3,624,000	3,671,903
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,979) (2)	505,000	508,418
GS Mortgage Securities Trust 2006-GG8
0.58%, 11/10/2039 (Acquired 10/28/2013, Cost $167,657) (2)	11,648,995	27,202
GS Mortgage Securities Trust 2011-GC5
5.31%, 08/10/2044 (Acquired 03/27/2014, Cost $510,366) (2)	500,000	500,786
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,202,039
GS Mortgage Securities Trust 2013-GC16
1.52%, 11/10/2046	25,437,867	1,652,513

GS Mortgage Securities Trust 2013-GCJ14
0.86%, 08/10/2046	29,625,335	1,206,693
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,737,471
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	7,974,718
GS Mortgage Securities Trust 2015-590M
3.62%, 10/10/2035 (Acquired 10/23/2015, Cost $1,329,038) (2)	1,291,000	1,305,889
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	8,855,775
GSMPS Mortgage Loan Trust 2004-4
0.82%, 06/25/2034 (Acquired 10/28/2013, Cost $76,116) (2)	84,009	70,783
GSMPS Mortgage Loan Trust 2005-RP2
0.77%, 03/25/2035 (Acquired 10/28/2013, Cost $137,395) (2)	154,968	132,936
GSMPS Mortgage Loan Trust 2005-RP3
0.77%, 09/25/2035 (Acquired 10/28/2013, Cost $820,808) (2)	941,283	774,342
4.59%, 09/25/2035 IO (Acquired 10/28/2013, Cost $99,191) (2)	693,975	84,972
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $615,064) (2)	568,000	572,723
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	52,324	54,580
GSR Mortgage Loan Trust 2003-6F
0.82%, 09/25/2032	22,024	20,863
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	134,177	138,906
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	205,017	211,848
6.50%, 05/25/2034	132,350	141,379
GSR Mortgage Loan Trust 2005-5F
0.92%, 06/25/2035	62,122	59,051
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	309,137	322,307
GSR Mortgage Loan Trust 2005-AR6
2.74%, 09/25/2035	22,228	22,287
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	170,930	162,603
6.00%, 02/25/2036	631,945	562,381
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	533,777	524,135
HILT 2014-ORL Mortgage Trust
1.23%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,600,423) (2)	1,600,000	1,587,872
Impac CMB Trust Series 2004-4
4.99%, 09/25/2034	15,669	15,757
Impac CMB Trust Series 2004-7
1.16%, 11/25/2034	1,764,935	1,663,645
Impac CMB Trust Series 2005-4
1.02%, 05/25/2035	202,608	198,762

Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	118,727	121,421
1.22%, 11/25/2034	5,489	5,426
Impac Secured Assets Trust 2006-1
0.77%, 05/25/2036	579,658	528,586
Impac Secured Assets Trust 2006-2
0.77%, 08/25/2036	632,830	618,407
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	276,335	281,318
JP Morgan Alternative Loan Trust
2.59%, 03/25/2036(6)	57,944	48,459
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.05%, 08/12/2037 (Acquired 10/28/2013, Cost $86,058) (2)	10,010,598	12,999
5.41%, 08/12/2037	78,766	78,617
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.07%, 12/15/2044 (Acquired 10/28/2013, Cost $108,483) (2)	10,882,110	11,691
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.22%, 06/12/2043	31,596,314	27,716
5.81%, 06/12/2043	154,798	154,989
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	163,866	165,786
5.55%, 05/12/2045	1,068,307	1,081,092
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	145,209	146,043
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.49%, 05/15/2047	215,414	213,845
5.34%, 05/15/2047	413,000	412,134
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	152,478	159,246
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.69%, 02/12/2049	1,534,550	1,600,820
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.08%, 02/15/2051	28,874,296	36,364
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,722,426
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,040,181
JP Morgan Mortgage Trust 2004-A3
2.71%, 07/25/2034	86,499	89,070
JP Morgan Mortgage Trust 2004-A4
2.81%, 09/25/2034	107,830	110,356
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	44,553	45,962
JP Morgan Mortgage Trust 2005-A1
2.72%, 02/25/2035	253,212	258,589
JP Morgan Mortgage Trust 2005-A4
2.53%, 07/25/2035	293,426	289,788
JP Morgan Mortgage Trust 2006-A2
2.68%, 11/25/2033	918,945	921,701
2.72%, 08/25/2034	1,651,357	1,656,740

JP Morgan Mortgage Trust 2006-A3
2.74%, 08/25/2034	205,646	206,488
JP Morgan Mortgage Trust 2006-A7
2.92%, 01/25/2037	149,554	131,304
2.92%, 01/25/2037	262,339	230,325
JP Morgan Mortgage Trust 2007-A1
2.73%, 07/25/2035	171,809	172,130
2.73%, 07/25/2035	2,620,800	2,660,426
JP Morgan Mortgage Trust 2007-A2
2.67%, 04/25/2037	537,781	471,633
JP Morgan Resecuritization Trust Series 2009-6
2.66%, 09/26/2036 (Acquired 10/28/2013, Cost $150,967) (2)	149,861	150,785
JP Morgan Resecuritization Trust Series 2010-4
1.99%, 08/26/2035 (Acquired 10/28/2013, Cost $37,097) (2)	37,144	37,063
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,061,864
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	12,928,664
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,035,821
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,226,038
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	1,260,000	1,290,702
JPMBB Commercial Mortgage Securities Trust 2015-C32
3.60%, 11/15/2048	1,157,000	1,163,568
KGS-Alpha SBA COOF Trust
0.58%, 05/25/2039 (Acquired 10/28/2013, Cost $183,521) (2)	6,281,026	126,602
KGS-Alpha SBA COOF Trust 2014-2
3.09%, 04/25/2040 (Acquired 10/21/2014, Cost $442,988) (2)	2,746,633	375,945
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $977,746) (2)	1,027,000	1,051,030
LB-UBS Commercial Mortgage Trust 2006-C4
5.82%, 06/15/2038	125,497	126,596
LB-UBS Commercial Mortgage Trust 2006-C7
5.30%, 11/15/2038	758,769	765,267
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	504,955
LB-UBS Commercial Mortgage Trust 2007-C2
0.54%, 02/15/2040	13,033,783	80,300
5.39%, 02/15/2040	14,418,803	14,826,035
5.43%, 02/15/2040	620,550	636,844
Lehman Mortgage Trust 2006-2
5.94%, 04/25/2036	100,320	89,603
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	93,747	85,138
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	532,325	417,280

Luminent Mortgage Trust 2005-1
0.68%, 11/25/2035	2,940,645	2,651,448
LVII Resecuritization Trust 2009-3
5.09%, 11/27/2037 (Acquired 10/28/2013, Cost $224,505) (2)	220,328	227,312
MASTR Adjustable Rate Mortgages Trust 2004-13
2.78%, 04/21/2034	433,990	436,081
MASTR Adjustable Rate Mortgages Trust 2004-15
3.40%, 12/25/2034	63,757	63,291
MASTR Adjustable Rate Mortgages Trust 2004-3
2.39%, 04/25/2034	104,368	97,772
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	468,060	496,735
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	150,140	153,291
6.00%, 01/25/2034	29,532	29,886
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	37,705	38,155
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	23,973	24,295
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	552,307	571,634
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	2,088	2,132
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	303,739	321,363
6.25%, 04/25/2034	87,964	92,862
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	31,555	32,068
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	57,610	45,583
6.00%, 07/25/2034	34,977	35,576
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	47,451	36,724
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	79,037	81,167
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	1,775,604	1,790,538
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	98,939	95,910
MASTR Asset Securitization Trust
4.50%, 12/25/2018	7,597	7,719
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	11,991	10,768
5.00%, 12/25/2033	31,623	32,029
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	4,957	4,953
4.50%, 03/25/2018	15,736	15,723
5.00%, 03/25/2018	7,258	7,280

MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	8,358	8,563
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	12,487	11,916
5.50%, 10/25/2033	17,766	17,766
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	9,639	8,294
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	1,281	1,297
5.25%, 12/26/2033	208,515	216,769
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	7,631	7,622
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	4,232	3,980
4.75%, 08/25/2019	24,467	25,064
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	37,087	37,944
MASTR Reperforming Loan Trust 2005-2
0.77%, 05/25/2035 (Acquired 10/28/2013, Cost $1,115,378) (2)	1,256,950	1,014,691
MASTR Reperforming Loan Trust 2006-2
4.64%, 05/25/2036 (Acquired 10/28/2013, Cost $148,139) (2)	156,721	146,199
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $119,516) (2)	129,286	101,856
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.31%, 06/25/2037	351,534	341,413
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.44%, 08/25/2033	101,047	102,020
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.04%, 10/25/2028	208,719	199,468
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.06%, 10/25/2028	235,619	229,824
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.24%, 12/25/2034	203,935	204,688
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.88%, 04/25/2029	89,132	85,564
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.43%, 07/25/2029	178,228	169,879
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.56%, 08/25/2034	171,456	175,356
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.50%, 02/25/2035	342,680	335,555
Merrill Lynch Mortgage Trust 2006-C1
5.87%, 05/12/2039	134,574	134,714
ML Trust XLVII
8.99%, 10/20/2020	1,492	1,566
ML-CFC Commercial Mortgage Trust 2006-1
5.52%, 02/12/2039	390,000	389,709

ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,870,752	1,895,059
ML-CFC Commercial Mortgage Trust 2006-4
0.61%, 12/12/2049 (Acquired 10/28/2013, Cost $406,033) (2)	30,054,662	143,048
5.20%, 12/12/2049	2,000,000	2,052,492
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	621,177	646,132
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,103,677
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,477,741
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,188,155
3.67%, 02/15/2047	4,400,000	4,553,254
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	12,200,000	12,190,711
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,018,209
Morgan Stanley Capital I Trust 2006-IQ12
0.45%, 12/15/2043 (Acquired 10/28/2013, Cost $239,115) (2)	19,067,489	55,336
Morgan Stanley Capital I Trust 2007-HQ11
0.21%, 02/12/2044 (Acquired 10/28/2013, Cost $159,791) (2)	33,833,209	63,146
5.42%, 02/12/2044	329,004	337,611
Morgan Stanley Capital I Trust 2007-HQ13
0.45%, 12/15/2044 (Acquired 10/28/2013, Cost $120,305) (2)	8,356,003	58,626
Morgan Stanley Capital I Trust 2007-IQ13
0.40%, 03/15/2044 (Acquired 10/28/2013, Cost $332,030) (2)	30,165,493	115,534
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	660,269
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	837,701
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015, Cost $1,551,063) (2)	1,500,000	1,529,157
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048	919,000	934,678
Morgan Stanley Mortgage Loan Trust 2004-3
5.68%, 04/25/2034	396,131	417,271
Morgan Stanley Mortgage Loan Trust 2004-9
5.01%, 10/25/2019	98,719	98,175
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,015,071) (2)	1,182,000	1,072,192
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $2,006,936) (2)	1,995,711	1,984,735
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,118,408) (2)	1,128,739	1,114,630
MortgageIT Trust 2005-1
1.06%, 02/25/2035	143,882	140,304
MortgageIT Trust 2005-2
0.68%, 05/25/2035	2,249,291	2,147,490
MortgageIT Trust 2005-3
0.72%, 08/25/2035	6,139,506	5,683,119

MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.81%, 06/15/2030	416,570	395,484
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.77%, 12/15/2030	93,884	89,535
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $88,486) (2)	86,995	86,434
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	3,030,456	3,036,002
NCUA Guaranteed Notes Trust 2010-R3
0.83%, 12/08/2020	2,086,071	2,100,103
2.40%, 12/08/2020	373,290	375,107
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	557	560
7.00%, 04/25/2033	11,012	11,409
5.50%, 05/25/2033	36,675	37,715
6.00%, 05/25/2033	23,371	24,086
Nomura Resecuritization Trust 2010-6R
2.65%, 03/26/2036 (Acquired 10/28/2013, Cost $95,458) (2)	95,261	94,623
NorthStar 2013-1
2.27%, 08/25/2029 (Acquired 10/28/2013, Cost $547,092) (2)	547,092	546,272
5.42%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,075,182) (2)	1,071,000	1,070,357
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	660	713
PFP 2015-2 Ltd
1.77%, 07/14/2034 (Acquired 07/28/2015, Cost $1,208,000) (2)	1,208,000	1,208,506
3.57%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (2)	821,000	821,345
4.32%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (2)	730,000	730,311
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	164,690	172,734
Provident Funding Mortgage Loan Trust 2005-1
2.54%, 05/25/2035	75,954	76,684
RAIT 2014-FL2 Trust
2.48%, 05/13/2031 (Acquired 05/22/2014, Cost $1,463,033) (2)	1,500,000	1,467,616
RAIT 2014-FL3 Trust
1.58%, 12/15/2031 (Acquired 10/23/2014, Cost $1,459,173) (2)	1,459,173	1,455,499
2.13%, 12/15/2031 (Acquired 10/23/2014, Cost $1,489,835) (2)	1,489,836	1,484,705
RAIT 2015-FL4 Trust
1.68%, 12/15/2031 (Acquired 05/19/2015, Cost $1,563,267) (2)	1,563,267	1,546,314
2.08%, 12/15/2031 (Acquired 05/19/2015, Cost $966,832) (2)	966,832	966,397
RAIT 2015-FL5 Trust
4.26%, 01/15/2031	1,485,000	1,485,000
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	11,322	11,345
RALI Series 2002-QS16 Trust
15.74%, 10/25/2017	10,080	10,603
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	38,874	39,090

RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	226,932	238,825
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	91,695	91,805
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	495	494
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	1,016,321	967,730
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	100,148	101,284
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	1,015,244	1,030,008
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	31,176	31,612
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	601,006	632,438
RALI Series 2003-QS3 Trust
15.57%, 02/25/2018	23,888	25,218
RALI Series 2003-QS9 Trust
7.13%, 05/25/2018 IO	64,250	3,491
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	15,982	16,156
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	960,588	987,180
RALI Series 2005-QA6 Trust
3.47%, 05/25/2035	277,807	236,061
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	30,850	25,855
RBS Commercial Funding Inc 2013-GSP Trust
3.83%, 01/13/2032 (Acquired 08/19/2015, Cost $1,505,824) (2)	1,441,000	1,492,911
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $489,510) (2)	512,000	514,121
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $477,995) (2)	460,250	493,743
RBSSP Resecuritization Trust 2009-12
5.82%, 11/25/2033 (Acquired 10/28/2013, Cost $616,598) (2)	600,386	628,277
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $134,680) (2)	130,602	137,126
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $156,075) (2)	154,872	156,734
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $217,387) (2)	209,644	214,745
4.00%, 05/26/2037	569,967	571,901
RBSSP Resecuritization Trust 2012-3
0.37%, 09/26/2036	698,952	672,532
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $595,601) (2)	595,268	601,786
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $12,845) (2)	13,865	11,742

RALI Series 2003-QS7 Trust
4.75%, 04/25/2033	794,366	804,748
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	36,826	37,875
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	2,214	2,254
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	37,570	37,852
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	3,185,987	3,227,238
Residential Asset Securitization Trust 2005-A2
4.63%, 03/25/2035 IO	1,250,154	167,198
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	126,105	111,645
Resource Capital Corp 2015-CRE4 Ltd
1.73%, 08/15/2032 (Acquired 08/05/2015, Cost $700,000) (2)	700,000	693,035
3.33%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (2)	1,151,000	1,133,886
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	674	669
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	7,607	7,292
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	20,295	20,444
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	35,196	35,578
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	22,353	19,141
RFMSI Series 2005-SA4 Trust
2.83%, 09/25/2035	112,069	93,163
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $1,094,173) (2)	1,094,971	1,094,284
Sequoia Mortgage Trust 2004-10
1.02%, 11/20/2034	92,177	88,135
Sequoia Mortgage Trust 2004-11
1.00%, 12/20/2034	299,898	290,936
Sequoia Mortgage Trust 2004-12
1.12%, 01/20/2035	249,253	229,076
Sequoia Mortgage Trust 2004-8
1.10%, 09/20/2034	1,651,713	1,572,036
1.27%, 09/20/2034	303,501	292,371
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $911,854) (2)	921,603	917,871
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,087,055) (2)	1,121,000	1,122,537
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $796,243) (2)	817,000	817,996
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $661,396) (2)	688,000	689,733
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,294,813) (2)	1,300,724	1,299,629
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $877,396) (2)	899,000	904,614

Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,690) (2)	1,262,000	1,274,468
Structured Adjustable Rate Mortgage Loan Trust
2.45%, 06/25/2034	66,343	66,125
2.55%, 06/25/2034	923,539	921,312
Structured Asset Mortgage Investments II Trust 2004-AR5
1.06%, 10/19/2034	254,520	243,378
Structured Asset Mortgage Investments II Trust 2005-AR5
0.65%, 07/19/2035	896,048	855,844
Structured Asset Mortgage Investments Trust 2003-CL1
0.82%, 07/25/2032	780,633	740,588
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	55,793	56,554
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	36,598	38,428
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.25%, 11/25/2033	26,769	27,080
Structured Asset Securities Corp
2.71%, 12/25/2033	2,547,181	2,508,916
4.42%, 12/25/2033	322,610	323,614
5.55%, 02/25/2034	311,163	323,083
0.77%, 06/25/2035 (Acquired 10/28/2013, Cost $102,887) (2)	119,898	96,856
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	742,382	762,510
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	345,655	352,563
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.61%, 11/25/2033	99,204	97,763
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.03%, 01/25/2035	5,383,662	5,539,908
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	70,178	71,101
Thornburg Mortgage Securities Trust 2003-4
1.06%, 09/25/2043	1,277,948	1,233,969
Thornburg Mortgage Securities Trust 2003-5
2.36%, 10/25/2043	7,323,608	7,372,475
Thornburg Mortgage Securities Trust 2004-4
2.21%, 12/25/2044	700,204	692,217
Thornburg Mortgage Securities Trust 2005-1
2.27%, 04/25/2045	2,062,219	2,060,198
UBS Commercial Mortgage Trust 2012-C1
2.18%, 05/10/2045 (Acquired 10/28/2013, Cost $227,646) (2)	1,859,320	187,001
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,760,860) (2)	1,787,000	1,800,248
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.71%, 05/10/2063 (Acquired 10/28/2013, Cost $616,916) (2)	7,449,654	473,938
3.53%, 05/10/2063	1,073,000	1,097,883

UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	271,626
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	566,219	634,941
Vendee Mortgage Trust 1994-1
5.57%, 02/15/2024	132,426	143,686
6.50%, 02/15/2024	426,374	477,523
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	197,433	225,831
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	90,825	103,132
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	272,155	315,717
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	182,648	215,761
VML 2014-NPL1 LLC
3.88%, 04/25/2054 (Acquired 11/26/2014, Cost $781,932) (2)	781,932	777,738
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,206,647) (2)	2,283,000	2,249,193
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,554,545) (2)	2,500,000	2,594,630
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.17%, 01/15/2041	124,634	124,585
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.30%, 10/15/2044	1,371,422	1,369,909
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045 (Acquired 10/28/2013, Cost $259,760) (2)	33,701,716	351
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.71%, 06/15/2049	5,691,664	5,891,383
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.53%, 10/25/2033	536,036	542,303
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.41%, 08/25/2033	179,810	180,548
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.52%, 09/25/2033	926,089	936,269
2.56%, 09/25/2033	173,800	171,947
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	166,033	171,630
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	10,476	10,594
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.97%, 12/25/2018	26,796	26,112
WaMu Mortgage Pass-Through Certificates Series 2003-S4
16.30%, 06/25/2033	34,811	41,750
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	52,166	52,559
4.50%, 09/25/2018	17,416	17,550

WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	12,796	10,182
5.25%, 10/25/2033	629,680	645,985
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.46%, 06/25/2034	5,608,932	5,668,914
2.46%, 06/25/2034	316,057	319,437
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	57,963	59,128
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	68,091	69,194
5.50%, 08/25/2019	152,010	155,465
6.00%, 08/25/2034	1,229,084	1,311,716
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	22,627	23,306
6.00%, 10/25/2019	23,512	24,444
6.50%, 10/25/2034	4,914,894	5,357,816
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	37,685	38,717
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	103,453	105,503
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	566,314	593,094
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	137,212	143,275
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.45%, 09/25/2036	25,599	21,443
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.40%, 08/25/2046	123,417	105,632
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	19,979	14,367
5.50%, 03/25/2035	234,556	235,195
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.58%, 04/25/2035 IO	345,210	42,089
4.63%, 04/25/2035 IO	1,319,747	188,587
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	466,724	440,902
5.50%, 06/25/2035 IO	449,349	91,745
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	93,330	88,991
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	39,613	35,979
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.92%, 03/25/2018	8,485	8,408
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	2,481	1,883
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	15,609	13,917
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	50,398	45,741

Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,519,334) (2)	1,548,000	1,553,457
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,203,657
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	9,919,972
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	738,596
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,037,977
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	858,000	866,232
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	932,000	954,033
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	969,000	991,049
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.62%, 11/25/2033	360,923	362,756
2.62%, 11/25/2033	13,846	14,078
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.72%, 11/25/2033	51,992	52,015
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	76,010	78,119
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.54%, 02/25/2034	114,666	114,362
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.71%, 12/25/2034	323,730	326,435
2.71%, 12/25/2034	105,669	106,552
2.74%, 12/25/2034	194,733	199,271
2.74%, 12/25/2034	4,725,488	4,827,886
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.78%, 07/25/2034	475,592	483,276
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.74%, 09/25/2034	1,303,650	1,307,861
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.74%, 10/25/2034	201,191	202,832
2.74%, 10/25/2034	258,047	261,423
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 11/25/2035 PO	27,910	23,727
5.50%, 11/25/2035	132,439	137,727
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
2.74%, 06/25/2035	7,962,757	8,098,034
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.75%, 03/25/2035	2,986,877	3,005,387
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.73%, 06/25/2035	262,681	263,816
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	346,942	343,560

Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	61,164	61,293
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $241,271) (2)	240,431	236,825
Wells Fargo Resecuritization Trust 2012-IO
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $459,156) (2)	459,958	459,958
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,121,137) (2)	1,059,000	1,134,293
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	47,307	47,261
3.44%, 04/15/2045	9,470,780	9,727,567
WFRBS Commercial Mortgage Trust 2013-C11
4.18%, 03/15/2045 (Acquired 08/04/2014, Cost $286,568) (2)	300,000	277,087
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,160,513
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,604,324
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,062,055
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,338,571

Total Mortgage Backed Obligations (Cost $3,506,280,633)		$3,532,960,885

Total Bonds & Notes (Cost $9,699,643,656)		$9,714,844,585

	Shares	Value
SHORT-TERM INVESTMENTS - 6.60%
Money Market Funds - 6.59%
Fidelity Institutional Money Market Government Portfolio – Class I, 0.12% (7)	329,401,553	$329,401,553
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.11% (7)	329,018,348	329,018,348

Total Money Market Funds		658,419,901

	Principal Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 6/26/2016 (5)	$500,000	498,888

Total U.S. Treasury Bills		498,888

Total Short-Term Investments (Cost $658,919,182)		$658,918,789

TOTAL INVESTMENTS IN SECURITIES - 103.89% (Cost $10,358,562,369)		$10,373,763,374

SECURITIES SOLD SHORT - (0.81%)
Mortgage-Backed Obligations
Fannie Mae, 4.00%, 1/15/2041 (8)	$(76,000,000)	$(80,401,206)

Total Securities Sold Short (Proceeds Received: $80,518,438)		$(80,401,206)

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.08)%		(307,974,100)

TOTAL NET ASSETS - 100.00%		$9,985,388,068

(1)	Includes securities that are treated as illiquid by the Fund. The value of these securities totals $17,577,056, which represents 0.18% of total net assets.

(2)	Includes restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,321,587,969, which represents 13.24% of total net assets.
(3)	Includes inflation protected securities. The value of these securities totals $82,453,449, which represents 0.83% of total net assets.
(4)	Includes delayed delivery purchase commitment securities. The value of these securities totals $407,538,571, which represents 4.08% of total net assets.
(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $1,834,639, which represents 0.02% of total net assets.
(6)	Includes securities in default. The value of these securities totals $5,025,871, which represents 0.05% of total net assets.
(7)	Partially assigned as collateral for certain delayed delivery securities.
(8)	Delayed delivery sale commitment security.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2,006	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2016	$436,446,449	$435,772,157	$(674,292)
251	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2016	29,757,694	29,698,398	(59,296)
(18)	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2016	(2,131,711)	(2,129,767)	1,944
63	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2016	7,930,318	7,932,093	1,775
(179)	U.S. Long Bond Future	J.P. Morgan	Mar. 2016	(27,815,091)	(27,521,251)	293,840
44	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2016	6,954,089	6,982,249	28,160

						$(407,869)

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.48%
Asset Backed Obligations - 7.54%
ABFC 2007-NC1 Trust
0.49%, 05/25/2037 (Acquired 09/03/2015, Cost $2,982,343) (1)	$4,000,000	$2,966,835
ACE Securities Corp Home Equity Loan Trust Series 2005-HE7
0.85%, 11/25/2035	1,674,214	1,649,753
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (Acquired 12/01/2015, Cost $2,455,000) (1)	2,455,000	2,295,425
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,441,235
1.63%, 05/15/2020	1,670,000	1,654,316
American Homes 4 Rent 2015-SFR2 Trust
5.04%, 10/17/2045 (Acquired 09/11/2015, Cost $222,994) (1)	223,000	219,343
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	1,645,000	1,636,862
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	529,550
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,574,375
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,845,646
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R8
1.15%, 09/25/2034	3,731,820	3,718,870
Ameriquest Mortgage Securities Trust 2006-R2
0.37%, 04/25/2036	2,942,568	2,887,880
AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $1,645,000) (1)	1,645,000	1,636,775
Avis Budget Rental Car Funding AESOP LLC
2.97%, 02/20/2020 (Acquired 08/26/2015, Cost $1,023,621) (1)	1,000,000	1,017,868
2.46%, 07/20/2020 (Acquired 07/15/2015 thruough 07/23/2015 , Cost $1,654,250) (1)	1,645,000	1,650,467
BA Credit Card Trust
0.48%, 09/16/2019	3,500,000	3,496,039
Banc of America Funding 2015-R8 Trust
1.02%, 11/26/2046 (Acquired 09/28/2015, Cost $3,775,194) (1)	4,022,434	3,761,634
Barclays Dryrock Issuance Trust
2.20%, 12/15/2022	1,705,000	1,698,668
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	2,370,000	2,361,571
Brazos Higher Education Authority Inc
0.72%, 12/26/2019	2,973,483	2,953,507
Cabela’s Credit Card Master Note Trust
2.26%, 03/15/2023	850,000	843,742
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,194,878
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	553,000	552,111
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	2,385,000	2,371,789
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,600,000	1,598,799
CarMax Auto Owner Trust 2014-3
1.16%, 06/17/2019	1,100,000	1,095,869
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,974) (1)	650,000	646,889
Cedar Funding III CLO Ltd
1.86%, 05/20/2026	1,660,000	1,642,988
Chase Issuance Trust
0.41%, 05/15/2018	1,680,000	1,679,582
1.15%, 01/15/2019	3,000,000	2,997,588
Citibank Credit Card Issuance Trust
0.40%, 05/09/2018	1,680,000	1,679,844
1.02%, 02/22/2019	5,335,000	5,322,038
CKE Restaurant Holdings Inc
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,180,372) (1)	2,123,631	2,111,847
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $1,154,409) (1)	1,148,060	1,112,977

CNH Equipment Trust 2013-A
1.01%, 02/18/2020	1,450,000	1,442,868
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	795,446
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,041,107
Colony American Finance 2015-1 Ltd
4.83%, 10/15/2047 (Acquired 10/22/2015, Cost $724,992) (1)	725,000	720,070
Colony American Homes 2014-1
2.40%, 05/17/2031 (Acquired 07/21/2015, Cost $1,490,096) (1)	1,500,000	1,459,378
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/15/2015 through 07/29/2015, Cost $695,589) (1)	694,750	687,451
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	592,620	671,142
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $1,011,560) (1)	1,016,599	1,005,808
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $332,076) (1)	331,759	329,107
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $536,886) (1)	536,934	531,286
Domino’s Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 07/29/2015, Cost $1,956,788) (1)	1,893,041	1,947,501
3.48%, 10/25/2045 (Acquired 10/14/2015, Cost $1,711,000) (1)	1,711,000	1,676,780
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $841,829) (1)	845,000	839,228
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,891) (1)	825,000	816,453
Dryden XXXI Senior Loan Fund
1.64%, 04/18/2026 (Acquired 07/21/2015, Cost $1,659,122) (1)	1,665,000	1,644,354
Enterprise Fleet Financing LLC
2.09%, 02/22/2021 (Acquired 07/22/2015, Cost $719,935) (1)	720,000	718,965
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $269,982) (1)	270,000	269,854
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,793) (1)	100,000	98,857
Flatiron CLO 2014-1 Ltd
1.67%, 07/17/2026	1,660,000	1,643,400
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,101,239
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	2,400,000	2,395,838
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	445,000	443,933
Ford Credit Floorplan Master Owner Trust A
1.92%, 01/15/2019	869,000	873,143
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015 through 12/09/2015, Cost $636,150) (1)	663,000	602,688
Honda Auto Receivables 2013-4 Owner Trust
0.69%, 09/18/2017	1,323,398	1,322,009
Honda Auto Receivables 2014-1 Owner Trust
0.67%, 11/21/2017	1,559,720	1,556,892
HSI Asset Securitization Corp Trust 2006-OPT1
0.41%, 12/25/2035	3,047,739	2,995,412
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,676,528) (1)	1,675,000	1,663,895
Invitation Homes 2013-SFR1 Trust
2.40%, 12/17/2030 (Acquired 08/05/2015, Cost $894,255) (1)	905,000	876,627
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	313,521
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $484,457) (1)	485,000	483,392
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $495,540) (1)	500,000	494,328
Mercedes Benz Auto Lease Trust 2015-A
1.21%, 10/15/2020	1,500,000	1,496,017
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,973,913) (1)	1,974,055	1,946,625
Nelnet Student Loan Trust 2008-3
1.98%, 11/25/2024	495,000	498,177
New Century Home Equity Loan Trust 2005-3
0.68%, 07/25/2035	1,875,000	1,815,441
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	2,370,000	2,362,678

Nissan Auto Receivables 2015-A Owner Trust
0.67%, 09/15/2017	1,581,489	1,579,796
NovaStar Mortgage Funding Trust Series 2005-2
1.07%, 10/25/2035	3,302,022	3,281,919
Oak Hill Advisors Residential Loan Trust 2015-NPL2
3.72%, 07/25/2055 (Acquired 08/04/2015, Cost $394,586) (1)	394,587	390,732
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,942) (1)	1,400,000	1,383,593
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (Acquired 09/24/2015, Cost $709,852) (1)	710,000	708,438
Option One Mortgage Loan Trust 2005-2
0.85%, 05/25/2035	1,448,010	1,390,760
Option One Mortgage Loan Trust 2005-3
0.66%, 08/25/2035	2,478,734	2,457,971
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $504,981) (1)	505,000	502,209
RAMP Series 2005-RS5 Trust
0.63%, 05/25/2035	3,008,174	2,975,556
RCO Depositor II LLC
4.50%, 09/25/2054 (Acquired 12/04/2015, Cost $812,927) (1)	816,323	812,630
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	928,628
Shenton Aircraft Investment I Ltd
4.75%, 10/15/2042 (Acquired 10/09/2015, Cost $808,759) (1)	816,440	808,275
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $1,257,729) (1)	1,263,090	1,241,102
SLM Student Loan Trust 2004-10
0.87%, 04/27/2026 (Acquired 12/04/2015, Cost $3,112,396) (1)	3,180,000	3,113,050
SLM Student Loan Trust 2007-8
1.32%, 04/27/2043	2,305,696	1,965,394
SLM Student Loan Trust 2008-4
1.97%, 07/25/2022	100,000	100,615
SLM Student Loan Trust 2008-5
2.02%, 07/25/2023	4,485,000	4,511,474
SLM Student Loan Trust 2008-9
1.82%, 04/25/2023	503,462	503,805
SLM Student Loan Trust 2012-3
0.84%, 12/26/2025	1,926,887	1,861,478
SLM Student Loan Trust 2012-7
2.22%, 09/25/2043	2,220,000	1,971,919
SLM Student Loan Trust 2013-2
0.64%, 09/25/2026	3,703,282	3,598,622
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,435) (1)	360,000	356,271
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,910) (1)	610,000	600,927
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,246,073) (1)	1,250,000	1,224,631
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015 through 12/01/2015, Cost $1,118,075) (1)	1,125,000	1,096,809
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (Acquired 11/13/2015, Cost $612,832) (1)	620,000	607,062
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,663,082
2.21%, 09/15/2022	1,700,000	1,687,276
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $591,042) (1)	590,018	582,784
Toyota Auto Receivables 2014-B Owner Trust
0.76%, 03/15/2018	1,965,000	1,960,036
US Residential Opportunity Fund III Trust 2015-1
3.72%, 01/27/2035 (Acquired 09/02/2015, Cost $492,432) (1)	492,653	489,468
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $415,842) (1)	416,983	409,733
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $205,820) (1)	207,356	204,550
VOLT XXXIX LLC
4.13%, 10/25/2045 (Acquired 10/22/2015, Cost $665,590) (1)	666,200	661,236
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015, Cost $577,517) (1)	577,990	571,859
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 07/29/2015, Cost $3,059,389) (1)	3,069,308	2,994,686
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $1,980,168) (1)	1,985,000	1,965,154

World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,441,373

Total Asset Backed Obligations (Cost $167,212,710)		$166,033,373

Corporate Bonds - 36.19%
Basic Materials - 0.97%
Albemarle Corp
4.15%, 12/01/2024	$1,402,000	$1,339,970
5.45%, 12/01/2044	1,109,000	1,072,537
Alcoa Inc
6.15%, 08/15/2020	1,640,000	1,693,300
5.13%, 10/01/2024	1,561,000	1,420,510
Allegheny Technologies Inc
5.95%, 01/15/2021	2,150,000	1,268,500
Ashland Inc
3.88%, 04/15/2018	1,353,000	1,380,060
6.88%, 05/15/2043	433,000	411,350
Barrick Gold Corp
4.10%, 05/01/2023	502,000	430,677
BHP Billiton Finance USA Ltd
3.85%, 09/30/2023	490,000	463,991
Freeport-McMoRan Inc
4.55%, 11/14/2024	2,900,000	1,660,250
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015 through 07/29/2015, Cost $1,843,040) (1)	1,835,000	1,832,283
3.60%, 03/01/2025 (Acquired 07/14/2015 through 07/29/2015, Cost $922,091) (1)	932,000	921,665
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015, Cost $2,142,559) (1)	2,350,000	1,633,250
Goldcorp Inc
3.70%, 03/15/2023	1,520,000	1,388,385
Lundin Mining Corp
7.50%, 11/01/2020 (Acquired 07/13/2015 through 07/22/2015, Cost $124,810) (1)	120,000	112,500
LYB International Finance BV
4.00%, 07/15/2023	1,205,000	1,201,833
LyondellBasell Industries NV
4.63%, 02/26/2055	1,536,000	1,245,625
Reliance Steel & Aluminum Co
4.50%, 04/15/2023	210,000	195,563
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015 through 12/23/2015, Cost $1,620,240) (1)	1,625,000	1,604,270

		21,276,519

Communications - 3.45%
21st Century Fox America Inc
3.70%, 09/15/2024	2,500,000	2,522,475
4.75%, 09/15/2044	1,445,000	1,389,535
Alcatel-Lucent USA Inc
6.75%, 11/15/2020 (Acquired 07/23/2015, Cost $848,001) (1)	809,000	852,484
6.50%, 01/15/2028	700,000	703,500
6.45%, 03/15/2029	915,000	926,437
Alibaba Group Holding Ltd
3.13%, 11/28/2021	875,000	848,640
3.60%, 11/28/2024	1,425,000	1,361,220
Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015, Cost $429,255) (1)	450,000	388,125
Altice US Finance I Corp
5.38%, 07/15/2023 (Acquired 11/10/2015, Cost $746,369) (1)	750,000	751,875
Amazon.com Inc
3.80%, 12/05/2024	1,625,000	1,691,349
4.95%, 12/05/2044	1,815,000	1,933,726
AT&T Inc
0.70%, 02/12/2016	4,050,000	4,048,206
3.40%, 05/15/2025	2,275,000	2,186,764
4.35%, 06/15/2045	300,000	257,822
CBS Corp
4.00%, 01/15/2026	2,525,000	2,463,630
CC Holdings GS V LLC / Crown Castle GS III Corp
3.85%, 04/15/2023	3,000,000	2,946,360
CCO Holdings LLC / CCO Holdings Capital Corp
6.50%, 04/30/2021	1,575,000	1,638,000
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $367,876) (1)	400,000	400,500
5.38%, 05/01/2025 (Acquired 07/29/2015 through 08/28/2015, Cost $1,640,082) (1)	1,675,000	1,666,625
CCO Safari II LLC
4.46%, 07/23/2022 (Acquired 10/20/2015 through 10/28/2015, Cost $902,395) (1)	884,000	880,924
4.91%, 07/23/2025 (Acquired 07/13/2015 through 10/27/2015, Cost $2,007,958) (1)	7,598,000	7,590,531
6.48%, 10/23/2045 (Acquired 07/13/2015 through 07/27/2015, Cost $1,636,512) (1)	1,625,000	1,625,577

Cox Communications Inc
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,386,209) (1)	1,450,000	1,329,483
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,283,867) (1)	1,300,000	1,261,602
DISH DBS Corp
6.75%, 06/01/2021	400,000	403,000
Expedia Inc
5.00%, 02/15/2026 (Acquired 12/01/2015 through 12/11/2015, Cost $1,312,015) (1)	1,320,000	1,288,942
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	515,000	448,050
Interpublic Group of Cos Inc/The
4.00%, 03/15/2022	1,100,000	1,101,668
Level 3 Communications Inc
5.75%, 12/01/2022	150,000	153,375
Level 3 Financing Inc
6.13%, 01/15/2021	220,000	227,700
5.38%, 05/01/2025 (Acquired 07/13/2015, Cost $1,439,466) (1)	1,475,000	1,467,625
MDC Partners Inc
6.75%, 04/01/2020 (Acquired 08/21/2015, Cost $272,454) (1)	275,000	283,250
Neptune Finco Corp
10.13%, 01/15/2023 (Acquired 09/25/2015, Cost $225,000) (1)	225,000	234,563
6.63%, 10/15/2025 (Acquired 09/25/2015, Cost $790,000) (1)	790,000	821,600
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 10/01/2020	600,000	609,000
Omnicom Group Inc
3.65%, 11/01/2024	1,600,000	1,585,014
Priceline Group Inc/The
3.65%, 03/15/2025	645,000	627,813
Rogers Communications Inc
3.63%, 12/15/2025	255,000	250,845
Sirius XM Radio Inc
4.25%, 05/15/2020 (Acquired 09/25/2015, Cost $371,899) (1)	375,000	378,750
5.25%, 08/15/2022 (Acquired 07/20/2015 through 07/29/2015, Cost $1,153,335) (1)	1,100,000	1,160,500
Sky PLC
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $276,477) (1)	280,000	273,627
Sprint Communications Inc
9.00%, 11/15/2018 (Acquired 08/26/2015 through 09/21/2015, Cost $1,159,908) (1)	1,061,000	1,116,703
Telecom Italia Capital SA
6.38%, 11/15/2033	2,115,000	2,019,825
Telefonica Emisiones SAU
4.57%, 04/27/2023	150,000	157,356
Tencent Holdings Ltd
3.38%, 05/02/2019 (Acquired 07/14/2015 through 07/30/2015, Cost $1,679,646) (1)	1,650,000	1,678,101
Time Warner Cable Inc
6.55%, 05/01/2037	190,000	192,173
6.75%, 06/15/2039	930,000	933,307
4.50%, 09/15/2042	1,575,000	1,235,961
Time Warner Inc
3.60%, 07/15/2025	2,565,000	2,498,100
T-Mobile USA Inc
6.25%, 04/01/2021	785,000	810,513
6.73%, 04/28/2022	335,000	349,237
Univision Communications Inc
5.13%, 02/15/2025 (Acquired 07/13/2015 through 07/29/2015, Cost $239,809) (1)	240,000	228,000
Verizon Communications Inc
2.50%, 09/15/2016	2,300,000	2,317,993
4.50%, 09/15/2020	150,000	161,183
3.50%, 11/01/2024	2,150,000	2,124,602
6.40%, 09/15/2033	2,715,000	3,093,278
4.27%, 01/15/2036	1,050,000	947,736
4.86%, 08/21/2046	1,500,000	1,419,102
4.52%, 09/15/2048	400,000	357,684
WPP Finance 2010
4.75%, 11/21/2021	1,300,000	1,400,889

		76,022,455

Consumer, Cyclical - 3.92%
1011778 BC ULC / New Red Finance Inc
4.63%, 01/15/2022 (Acquired 07/13/2015 through 08/21/2015, Cost $1,838,199) (1)	1,840,000	1,844,600
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015 $1,392,944) (1)	1,379,532	1,377,808
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	2,161,042	2,182,652

American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	2,072,014	2,073,257
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,301,784	2,249,994
AutoNation Inc
4.50%, 10/01/2025	465,000	472,071
Brinker International Inc
3.88%, 05/15/2023	2,489,000	2,401,447
CalAtlantic Group Inc
0.25%, 06/01/2019	110,000	98,381
Choice Hotels International Inc
5.75%, 07/01/2022	1,325,000	1,417,750
Churchill Downs Inc
5.38%, 12/15/2021	750,000	751,875
Cintas Corp No 2
2.85%, 06/01/2016	425,000	426,684
4.30%, 06/01/2021	28,000	29,575
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	568,570	636,799
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	1,185,573	1,309,229
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	1,080,780	1,218,039
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,140,039	1,169,680
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	2,058,549	2,110,013
CVS Health Corp
2.80%, 07/20/2020	2,397,000	2,408,767
3.50%, 07/20/2022	1,770,000	1,801,968
4.75%, 12/01/2022 (Acquired 07/22/2015, Cost $433,315) (1)	410,000	439,369
5.00%, 12/01/2024 (Acquired 07/22/2015 through 08/18/2015, Cost $1,176,954) (1)	1,105,000	1,196,071
3.88%, 07/20/2025	2,621,000	2,675,375
4.88%, 07/20/2035	250,000	258,228
5.13%, 07/20/2045	200,000	210,687
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015 through 08/28/2015, Cost $3,359,637) (1)	3,342,564	3,257,663
Delphi Automotive PLC
4.25%, 01/15/2026	1,660,000	1,668,385
Delphi Corp
5.00%, 02/15/2023	1,385,000	1,465,330
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	740,000	749,250
Dollar Tree Inc
5.75%, 03/01/2023 (Acquired 07/13/2015, Cost $36,848) (1)	35,000	36,487
DR Horton Inc
4.75%, 05/15/2017	415,000	426,931
3.75%, 03/01/2019	630,000	630,000
Ford Motor Credit Co LLC
3.98%, 06/15/2016	1,886,000	1,906,910
8.00%, 12/15/2016	950,000	1,004,237
2.15%, 01/09/2018	2,850,000	2,839,732
3.16%, 08/04/2020	1,220,000	1,216,325
4.13%, 08/04/2025	3,300,000	3,289,971
General Motors Co
4.88%, 10/02/2023	3,150,000	3,221,351
4.00%, 04/01/2025	2,406,000	2,279,355
General Motors Financial Co Inc
6.75%, 06/01/2018	475,000	514,799
3.10%, 01/15/2019	1,144,000	1,142,580
4.00%, 01/15/2025	3,000,000	2,847,939
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp
5.63%, 10/15/2021	1,185,000	1,227,956
Home Depot Inc/The
3.35%, 09/15/2025	485,000	495,901
Hyatt Hotels Corp
3.38%, 07/15/2023	245,000	232,770
Iconix Brand Group Inc
1.50%, 03/15/2018	10,000	4,925
Ingram Micro Inc
4.95%, 12/15/2024	1,400,000	1,395,537
International Game Technology PLC
6.25%, 02/15/2022 (Acquired 08/21/2015, Cost $292,116) (1)	300,000	280,500

Macy’s Retail Holdings Inc
5.90%, 12/01/2016	340,000	352,798
Magna International Inc
4.15%, 10/01/2025	665,000	677,346
Marriott International Inc/MD
3.75%, 10/01/2025	2,280,000	2,242,813
MDC Holdings Inc
5.50%, 01/15/2024	1,000,000	1,010,000
Newell Rubbermaid Inc
3.90%, 11/01/2025	270,000	243,730
O’Reilly Automotive Inc
4.63%, 09/15/2021	1,300,000	1,385,614
Outerwall Inc
5.88%, 06/15/2021	240,000	196,800
QVC Inc
5.13%, 07/02/2022	1,600,000	1,595,006
4.38%, 03/15/2023	920,000	873,682
4.85%, 04/01/2024	550,000	526,750
4.45%, 02/15/2025	125,000	115,943
Southwest Airlines Co
5.13%, 03/01/2017	545,000	566,435
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 04/01/2028	2,800,000	2,758,000
Toll Brothers Finance Corp
4.00%, 12/31/2018	460,000	469,200
5.88%, 02/15/2022	415,000	435,750
4.38%, 04/15/2023	145,000	140,650
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/2026	2,550,000	2,572,440
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	2,300,915	2,646,052
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	2,048,962	2,064,329
Wyndham Worldwide Corp
5.10%, 10/01/2025	1,120,000	1,131,431
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
4.25%, 05/30/2023 (Acquired 07/13/2015, Cost $110,422) (1)	118,000	100,964
ZF North America Capital Inc
4.00%, 04/29/2020 (Acquired 07/24/2015, Cost $432,485) (1)	430,000	433,547
4.50%, 04/29/2022 (Acquired 07/24/2015, Cost $285,922) (1)	290,000	283,475
4.75%, 04/29/2025 (Acquired 07/13/2015 through 07/29/2015, Cost $691,339) (1)	705,000	671,513

		86,389,421

Consumer, Non-cyclical - 4.63%
AbbVie Inc
3.60%, 05/14/2025	2,150,000	2,122,183
4.70%, 05/14/2045	750,000	733,454
Actavis Funding SCS
3.00%, 03/12/2020	3,999,000	3,995,813
3.45%, 03/15/2022	985,000	986,573
3.80%, 03/15/2025	6,359,000	6,327,109
4.55%, 03/15/2035	2,025,000	1,968,215
Aetna Inc
3.50%, 11/15/2024	1,140,000	1,138,817
Amgen Inc
5.15%, 11/15/2041	400,000	405,776
4.40%, 05/01/2045	500,000	462,930
Anthem Inc
3.50%, 08/15/2024	740,000	722,586
Ashtead Capital Inc
6.50%, 07/15/2022 (Acquired 08/21/2015, Cost $286,614) (1)	275,000	286,687
Baxalta Inc
4.00%, 06/23/2025 (Acquired 07/22/2015, Cost $2,161,566) (1)	2,180,000	2,158,520
Becton Dickinson and Co
1.80%, 12/15/2017	915,000	913,719
Biogen Inc
2.90%, 09/15/2020	290,000	289,363
4.05%, 09/15/2025	1,105,000	1,110,734
5.20%, 09/15/2045	1,175,000	1,175,336
BioMarin Pharmaceutical Inc
1.50%, 10/15/2020	640,000	855,200
Block Financial LLC
5.25%, 10/01/2025	2,485,000	2,541,405

Cardinal Health Inc
3.50%, 11/15/2024	1,210,000	1,212,069
Celgene Corp
3.63%, 05/15/2024	500,000	492,011
3.88%, 08/15/2025	4,810,000	4,794,714
5.00%, 08/15/2045	1,000,000	1,003,826
CHS/Community Health Systems Inc
5.13%, 08/01/2021	380,000	378,100
Danaher Corp
4.38%, 09/15/2045	400,000	413,171
DaVita HealthCare Partners Inc
5.00%, 05/01/2025	750,000	723,750
Delhaize Group
5.70%, 10/01/2040	690,000	709,419
DP World Ltd
6.85%, 07/02/2037	400,000	393,000
DS Services of America Inc
10.00%, 09/01/2021 (Acquired 10/05/2015, Cost $896,027) (1)	785,000	890,975
Endo Ltd / Endo Finance LLC / Endo Finco Inc
6.00%, 02/01/2025 (Acquired 07/14/2015, Cost $207,368) (1)	200,000	197,000
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015, Cost $3,024,336) (1)	3,030,000	3,000,103
Fresenius Medical Care US Finance II Inc
5.88%, 01/31/2022 (Acquired 07/13/2015 through 08/21/2015, Cost $1,675,863) (1)	1,560,000	1,669,200
FTI Consulting Inc
6.00%, 11/15/2022	220,000	230,450
Gilead Sciences Inc
3.65%, 03/01/2026	1,500,000	1,513,330
HCA Inc
3.75%, 03/15/2019	590,000	594,425
6.50%, 02/15/2020	550,000	599,225
4.75%, 05/01/2023	500,000	495,000
5.38%, 02/01/2025	1,425,000	1,407,188
5.25%, 04/15/2025	1,810,000	1,823,575
5.88%, 02/15/2026	460,000	461,725
HPHT Finance 15 Ltd
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,234) (1)	840,000	834,381
Imperial Tobacco Finance PLC
2.95%, 07/21/2020 (Acquired 07/15/2015 through 07/27/2015, Cost $1,667,000) (1)	1,665,000	1,668,790
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,390,395) (1)	1,345,000	1,365,075
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,296,242
Kindred Healthcare Inc
8.75%, 01/15/2023	300,000	276,000
Kraft Heinz Foods Co
2.80%, 07/02/2020 (Acquired 07/13/2015 through 07/29/2015, Cost $960,825) (1)	960,000	957,750
3.50%, 07/15/2022 (Acquired 07/22/2015, Cost $576,416) (1)	575,000	579,030
3.95%, 07/15/2025 (Acquired 07/22/2015, Cost $2,167,384) (1)	2,155,000	2,175,863
5.20%, 07/15/2045 (Acquired 08/13/2015, Cost $1,041,915) (1)	1,000,000	1,044,193
Laboratory Corp of America Holdings
3.20%, 02/01/2022	1,385,000	1,359,796
3.60%, 02/01/2025	1,475,000	1,423,410
Life Technologies Corp
6.00%, 03/01/2020	1,824,000	2,022,814
5.00%, 01/15/2021	265,000	281,932
Mead Johnson Nutrition Co
4.13%, 11/15/2025	170,000	171,367
Medtronic Inc
2.75%, 04/01/2023	700,000	683,781
3.50%, 03/15/2025	2,210,000	2,236,164
4.63%, 03/15/2045	700,000	721,719
Molina Healthcare Inc
5.38%, 11/15/2022 (Acquired 11/05/2015, Cost $125,000) (1)	125,000	125,000
Novartis Capital Corp
4.00%, 11/20/2045	1,000,000	978,541
PepsiCo Inc
3.10%, 07/17/2022	800,000	820,463
Pernod Ricard SA
5.50%, 01/15/2042 (Acquired 11/24/2015 through 12/23/2015, Cost $613,992) (1)	600,000	604,355
Post Holdings Inc
7.38%, 02/15/2022	275,000	286,688
Reynolds American Inc
3.25%, 11/01/2022	1,215,000	1,201,996

4.45%, 06/12/2025	680,000	711,563
5.85%, 08/15/2045	360,000	399,963
Smithfield Foods Inc
5.25%, 08/01/2018 (Acquired 07/13/2015, Cost $121,906) (1)	120,000	121,500
Spectrum Brands Inc
5.75%, 07/15/2025 (Acquired 11/19/2015, Cost $722,568) (1)	700,000	717,500
Tenet Healthcare Corp
3.84%, 06/15/2020 (Acquired 08/20/2015 through 09/11/2015, Cost $776,080) (1)	775,000	755,625
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	735,654
Thermo Fisher Scientific Inc
3.30%, 02/15/2022	605,000	603,863
Transurban Finance Co Pty Ltd
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,663) (1)	155,000	152,487
Tyson Foods Inc
6.60%, 04/01/2016	580,000	587,678
4.50%, 06/15/2022	670,000	713,602
3.95%, 08/15/2024	300,000	308,039
UBM PLC
5.75%, 11/03/2020 (Acquired 07/13/2015 through 07/15/2015, Cost $913,321) (1)	845,000	903,175
United Rentals North America Inc
6.13%, 06/15/2023	275,000	281,188
UnitedHealth Group Inc
3.75%, 07/15/2025	1,230,000	1,269,136
Universal Health Services Inc
4.75%, 08/01/2022 (Acquired 08/24/2015 through 10/22/2015, Cost $1,656,283) (1)	1,620,000	1,636,200
Valeant Pharmaceuticals International Inc
5.50%, 03/01/2023 (Acquired 07/21/2015 through 08/04/2015, Cost $1,619,788) (1)	1,590,000	1,399,200
5.88%, 05/15/2023 (Acquired 07/29/2015 through 10/06/2015, Cost $1,055,183) (1)	1,050,000	937,125
5.88%, 05/15/2023	205,000	182,963
Verisk Analytics Inc
4.88%, 01/15/2019	540,000	564,992
5.80%, 05/01/2021	2,220,000	2,460,672
4.13%, 09/12/2022	1,547,000	1,559,548
4.00%, 06/15/2025	2,925,000	2,841,521
5.50%, 06/15/2045	1,095,000	1,045,376
Wm Wrigley Jr Co
2.40%, 10/21/2018 (Acquired 07/13/2015 through 07/29/2015, Cost $1,482,489) (1)	1,465,000	1,469,037
3.38%, 10/21/2020 (Acquired 07/22/2015, Cost $1,253,479) (1)	1,221,000	1,245,286
Zimmer Biomet Holdings Inc
2.70%, 04/01/2020	1,290,000	1,274,251
3.15%, 04/01/2022	1,310,000	1,287,891
3.55%, 04/01/2025	1,490,000	1,448,654

		101,925,715

Diversified - 0.05%
RWT Holdings Inc
5.63%, 11/15/2019	1,180,000	1,090,025

Energy - 3.19%
APT Pipelines Ltd
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,354,310) (1)	1,360,000	1,308,884
Boardwalk Pipelines LP
5.75%, 09/15/2019	1,850,000	1,862,275
BP Capital Markets PLC
3.51%, 03/17/2025	1,525,000	1,477,763
Chesapeake Energy Corp
6.13%, 02/15/2021	1,625,000	458,250
8.00%, 12/15/2022 (Acquired 07/13/2015 through 07/29/2015, Cost $220,349) (1)	146,000	71,540
Chevron Corp
1.35%, 11/15/2017	915,000	912,099
Cimarex Energy Co
5.88%, 05/01/2022	2,855,000	2,735,213
4.38%, 06/01/2024	5,137,000	4,559,185
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	907,132
Concho Resources Inc
6.50%, 01/15/2022	60,000	57,600
5.50%, 10/01/2022	155,000	141,050
5.50%, 04/01/2023	500,000	462,500
Continental Resources Inc/OK
5.00%, 09/15/2022	190,000	140,125
3.80%, 06/01/2024	2,610,000	1,839,251
Devon Energy Corp
2.25%, 12/15/2018	920,000	839,854

Enable Midstream Partners LP
3.90%, 05/15/2024	2,300,000	1,759,408
Enbridge Energy Partners LP
5.88%, 10/15/2025	750,000	722,908
Energy Transfer Equity LP
5.50%, 06/01/2027	400,000	304,000
Energy Transfer Partners LP
4.15%, 10/01/2020	585,000	539,885
4.75%, 01/15/2026	2,195,000	1,889,252
6.50%, 02/01/2042	1,000,000	813,351
5.15%, 03/15/2045	700,000	494,823
6.13%, 12/15/2045	100,000	81,365
EnLink Midstream Partners LP
4.40%, 04/01/2024	865,000	685,238
4.15%, 06/01/2025	1,500,000	1,154,565
5.60%, 04/01/2044	450,000	313,453
Enterprise Products Operating LLC
3.75%, 02/15/2025	2,585,000	2,365,844
5.10%, 02/15/2045	1,065,000	891,404
Exxon Mobil Corp
3.57%, 03/06/2045	885,000	831,826
Helmerich & Payne International Drilling Co
4.65%, 03/15/2025	1,450,000	1,451,454
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	575,000	542,887
4.30%, 05/01/2024	1,115,000	958,769
4.25%, 09/01/2024	295,000	251,130
Kinder Morgan Inc/DE
4.30%, 06/01/2025	2,700,000	2,334,034
7.75%, 01/15/2032	515,000	488,708
Korea National Oil Corp
4.00%, 10/27/2016 (Acquired 07/22/2015 through 07/24/2015, Cost $572,515) (1)	560,000	571,224
Matador Resources Co
6.88%, 04/15/2023	230,000	213,900
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015, Cost $426,800) (1)	390,000	419,929
Newfield Exploration Co
5.38%, 01/01/2026	2,215,000	1,832,912
Noble Energy Inc
4.15%, 12/15/2021	1,655,000	1,604,410
Oceaneering International Inc
4.65%, 11/15/2024	2,285,000	1,918,868
Pertamina Persero PT
6.00%, 05/03/2042	280,000	229,263
6.00%, 05/03/2042	200,000	163,760
Petrobras Global Finance BV
5.75%, 01/20/2020	135,000	105,975
Petroleos Mexicanos
4.88%, 01/24/2022	300,000	288,750
4.50%, 01/23/2026 (Acquired 07/14/2015 through 07/29/2015, Cost $588,767) (1)	605,000	531,492
5.63%, 01/23/2046 (Acquired 07/29/2015, Cost $215,478) (1)	235,000	179,822
Phillips 66 Partners LP
3.61%, 02/15/2025	385,000	338,075
Regency Energy Partners LP / Regency Energy Finance Corp
5.88%, 03/01/2022	500,000	471,319
5.00%, 10/01/2022	1,000,000	886,263
Rowan Cos Inc
4.75%, 01/15/2024	2,280,000	1,621,914
Sabine Pass LNG LP
7.50%, 11/30/2016	880,000	875,600
Schlumberger Holdings Corp
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $598,652) (1)	600,000	592,337
4.00%, 12/21/2025 (Acquired 12/10/2015 through 12/17/2015, Cost $1,132,420) (1)	1,135,000	1,120,596
SESI LLC
6.38%, 05/01/2019	1,255,000	1,164,803
Seven Generations Energy Ltd
8.25%, 05/15/2020 (Acquired 07/13/2015 through 07/29/2015, Cost $226,407) (1)	220,000	198,000
Shell International Finance BV
2.13%, 05/11/2020	400,000	393,546
2.25%, 11/10/2020	2,061,000	2,030,085
3.25%, 05/11/2025	1,900,000	1,855,188
4.38%, 05/11/2045	1,000,000	944,129

SM Energy Co
6.13%, 11/15/2022	5,000	3,675
5.00%, 01/15/2024	85,000	55,250
5.63%, 06/01/2025	55,000	36,300
Southwestern Energy Co
4.95%, 01/23/2025	1,475,000	929,250
Spectra Energy Partners LP
4.75%, 03/15/2024	1,460,000	1,414,930
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp
7.38%, 02/01/2020 (Acquired 07/22/2015 through 07/29/2015, Cost $239,234) (1)	240,000	148,800
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,298,043
Targa Resources Partners LP / Targa Resources Partners Finance Corp
4.13%, 11/15/2019	1,600,000	1,332,000
6.75%, 03/15/2024 (Acquired 09/09/2015 through 09/11/2015, Cost $823,152) (1)	825,000	703,313
TerraForm Power Operating LLC
5.88%, 02/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $239,127) (1)	240,000	198,600
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015 through 07/22/2015, Cost $726,325) (1)	775,000	688,908
Western Gas Partners LP
5.38%, 06/01/2021	2,407,000	2,437,133
Whiting Petroleum Corp
1.25%, 04/01/2020 (Acquired 12/7/2015, Cost $797,351) (1)	1,000,000	680,000
Williams Cos Inc/The
3.70%, 01/15/2023	1,350,000	932,525
Williams Partners LP
6.30%, 04/15/2040	135,000	103,590
Williams Partners LP / ACMP Finance Corp
4.88%, 03/15/2024	2,170,000	1,738,775
WPX Energy Inc
7.50%, 08/01/2020	95,000	76,950
8.25%, 08/01/2023	200,000	160,000

		70,137,227

Financials - 14.92%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/2017	1,500,000	1,493,850
ABN AMRO Bank NV
4.75%, 07/28/2025 (Acquired 07/21/2015 through 07/28/2015, Cost $1,291,312) (1)	1,290,000	1,285,743
ACE INA Holdings Inc
2.30%, 11/03/2020	485,000	481,731
3.35%, 05/03/2026	1,294,000	1,290,268
4.35%, 11/03/2045	380,000	386,170
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,067,000	1,092,341
4.63%, 07/01/2022	3,187,000	3,222,854
Aflac Inc
3.63%, 11/15/2024	1,710,000	1,740,455
Air Lease Corp
4.25%, 09/15/2024	1,425,000	1,396,500
Alexandria Real Estate Equities Inc
2.75%, 01/15/2020	643,000	632,308
4.60%, 04/01/2022	2,255,000	2,340,728
4.50%, 07/30/2029	636,000	622,096
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025	2,490,000	2,451,520
Ally Financial Inc
8.00%, 12/31/2018	688,000	753,360
4.13%, 03/30/2020	1,035,000	1,029,825
4.63%, 03/30/2025	2,550,000	2,518,125
5.75%, 11/20/2025	389,000	393,862
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,897,779
American Express Co
6.80%, 09/01/2066	900,000	906,750
American Express Credit Corp
2.80%, 09/19/2016	2,000,000	2,025,544
Ameriprise Financial Inc
7.52%, 06/01/2066	2,139,000	2,090,872
AvalonBay Communities Inc
5.75%, 09/15/2016	1,025,000	1,056,302
Bank of America Corp
3.75%, 07/12/2016	1,750,000	1,771,907
6.50%, 08/01/2016	750,000	771,857
5.75%, 08/15/2016	415,000	425,162

2.00%, 01/11/2018	1,000,000	998,817
2.63%, 10/19/2020	1,390,000	1,373,127
3.30%, 01/11/2023	650,000	640,878
4.00%, 04/01/2024	2,155,000	2,205,095
4.20%, 08/26/2024	1,350,000	1,351,960
3.88%, 08/01/2025	3,650,000	3,705,571
4.25%, 10/22/2026	2,150,000	2,128,362
8.00%, 12/31/2099	2,118,000	2,155,065
Bank of America NA
6.10%, 06/15/2017	850,000	898,139
Barclays Bank PLC
5.00%, 09/22/2016	1,750,000	1,794,854
5.14%, 10/14/2020	275,000	298,557
Barclays PLC
4.38%, 09/11/2024	2,200,000	2,151,206
3.65%, 03/16/2025	1,815,000	1,744,260
5.25%, 08/17/2045	785,000	790,719
BBVA Bancomer SA/Texas
6.50%, 03/10/2021	750,000	795,000
Berkshire Hathaway Finance Corp
4.40%, 05/15/2042	1,000,000	989,967
Berkshire Hathaway Inc
4.50%, 02/11/2043	1,000,000	1,006,157
BioMed Realty LP
2.63%, 05/01/2019	1,400,000	1,360,551
BPCE SA
5.15%, 07/21/2024 (Acquired 07/13/2015 through 09/28/2015, Cost $1,735,417) (1)	1,700,000	1,714,481
Branch Banking & Trust Co
3.80%, 10/30/2026	1,250,000	1,269,186
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,455,000	2,444,007
Capital One Bank USA NA
1.15%, 11/21/2016	500,000	498,808
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015, Cost $711,125) (1)	694,000	703,266
CBRE Services Inc
4.88%, 03/01/2026	2,115,000	2,107,741
Charles Schwab Corp/The
3.00%, 03/10/2025	740,000	727,870
7.00%, 02/28/2049	1,394,000	1,582,190
CIT Group Inc
4.25%, 08/15/2017	3,395,000	3,471,388
5.25%, 03/15/2018	785,000	810,512
5.50%, 02/15/2019 (Acquired 07/13/2015 through 10/28/2015, Cost $1,839,983) (1)	1,754,000	1,832,930
Citigroup Inc
5.30%, 01/07/2016	3,000,000	3,000,390
1.30%, 04/01/2016	2,000,000	2,002,806
1.30%, 11/15/2016	625,000	623,485
2.15%, 07/30/2018	650,000	649,528
4.45%, 09/29/2027	2,154,000	2,141,179
Citizens Financial Group Inc
4.30%, 12/03/2025	1,386,000	1,394,407
CNA Financial Corp
5.88%, 08/15/2020	1,700,000	1,884,532
CNO Financial Group Inc
4.50%, 05/30/2020	825,000	841,500
5.25%, 05/30/2025	1,345,000	1,368,537
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	2,475,000	2,517,528
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015 through 08/28/2015, Cost $2,464,725) (1)	2,525,000	2,442,789
Credit Suisse AG
6.50%, 08/08/2023 (Acquired 07/13/2015 through 07/29/2015, Cost $1,652,396) (1)	1,500,000	1,616,250
Credit Suisse Group Funding Guernsey Ltd
3.80%, 09/15/2022 (Acquired 09/10/2015, Cost $2,495,885) (1)	2,500,000	2,499,040
DDR Corp
9.63%, 03/15/2016	325,000	330,076
3.63%, 02/01/2025	2,225,000	2,100,682
4.25%, 02/01/2026	1,315,000	1,282,863
Digital Delta Holdings LLC
4.75%, 10/01/2025 (Acquired 09/23/2015, Cost $1,640,000) (1)	1,640,000	1,654,790
Discover Bank/Greenwood DE
2.60%, 11/13/2018	2,010,000	2,008,800

Discover Financial Services
3.95%, 11/06/2024	445,000	438,846
3.75%, 03/04/2025	2,660,000	2,555,778
E*TRADE Financial Corp
5.38%, 11/15/2022	1,170,000	1,225,575
4.63%, 09/15/2023	2,270,000	2,306,887
ERP Operating LP
5.13%, 03/15/2016	2,925,000	2,947,637
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,750) (1)	280,000	300,141
GE Capital Trust I
6.38%, 11/15/2067	1,244,000	1,292,982
General Electric Capital Corp
6.38%, 11/15/2067	1,335,000	1,394,140
Goldman Sachs Capital I
6.35%, 02/15/2034	2,040,000	2,385,186
Goldman Sachs Group Inc/The
5.35%, 01/15/2016	2,000,000	2,002,090
0.77%, 03/22/2016	3,750,000	3,746,460
5.63%, 01/15/2017	680,000	706,290
2.38%, 01/22/2018	1,180,000	1,190,274
7.50%, 02/15/2019	1,455,000	1,665,131
3.63%, 01/22/2023	2,400,000	2,428,167
4.25%, 10/21/2025	1,900,000	1,886,658
6.75%, 10/01/2037	460,000	537,350
4.75%, 10/21/2045	800,000	794,497
Goodman Funding Pty Ltd
6.38%, 04/15/2021 (Acquired 07/13/2015 through 08/21/2015, Cost $2,175,448) (1)	1,915,000	2,175,090
HBOS PLC
1.03%, 09/30/2016	1,500,000	1,494,479
HCP Inc
3.75%, 02/01/2016	1,000,000	1,001,407
6.30%, 09/15/2016	2,027,000	2,095,579
5.63%, 05/01/2017	700,000	732,187
4.00%, 12/01/2022	900,000	895,881
4.00%, 06/01/2025	2,200,000	2,149,345
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,097,163
HSBC Holdings PLC
6.38%, 03/29/2049	1,500,000	1,498,125
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015 through 11/13/2015, Cost $3,229,406) (1)	2,965,000	3,221,624
4.13%, 11/21/2023	1,000,000	1,018,512
Intercontinental Exchange Inc
3.75%, 12/01/2025	1,124,000	1,127,806
International Lease Finance Corp
6.75%, 09/01/2016 (Acquired 08/06/2015 through 11/05/2015, Cost $3,394,599) (1)	3,299,000	3,389,723
8.75%, 03/15/2017	471,000	501,615
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $551,568) (1)	500,000	548,125
Intesa Sanpaolo SpA
6.50%, 02/24/2021 (Acquired 07/13/2015 through 08/17/2015, Cost $797,317) (1)	700,000	794,032
5.02%, 06/26/2024 (Acquired 07/13/2015 through 10/28/2015, Cost $4,838,894) (1)	4,896,000	4,819,363
Iron Mountain Inc
6.00%, 08/15/2023	275,000	284,625
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,516) (1)	1,000,000	993,035
2.60%, 12/09/2020 (Acquired 12/02/2015, Cost $1,563,562) (1)	1,565,000	1,557,920
Jones Lang LaSalle Inc
4.40%, 11/15/2022	1,270,000	1,302,192
JPMorgan Chase & Co
3.15%, 07/05/2016	1,000,000	1,010,317
2.55%, 10/29/2020	1,915,000	1,897,951
4.50%, 01/24/2022	1,500,000	1,617,924
3.88%, 09/10/2024	2,175,000	2,164,673
JPMorgan Chase Bank NA
0.67%, 06/13/2016	500,000	499,257
6.00%, 10/01/2017	4,811,000	5,144,152
JPMorgan Chase Capital XXI
1.25%, 02/02/2037	1,500,000	1,181,250
Kennedy-Wilson Inc
5.88%, 04/01/2024	1,835,000	1,770,775
KeyCorp
2.90%, 09/15/2020	1,340,000	1,335,545

Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,534,756
Kimco Realty Corp
3.40%, 11/01/2022	150,000	148,672
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp
5.88%, 08/01/2021 (Acquired 08/31/2015 through 10/14/2015, Cost $1,665,041) (1)	1,745,000	1,587,950
Lazard Group LLC
4.25%, 11/14/2020	1,560,000	1,616,456
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 07/13/2015 through 08/24/2015, Cost $3,128,854) (1)	3,115,000	3,067,923
Liberty Mutual Group Inc
4.85%, 08/01/2044 (Acquired 07/21/2015 through 08/21/2015, Cost $1,418,613) (1)	1,445,000	1,338,486
Lloyds Banking Group PLC
4.50%, 11/04/2024	2,825,000	2,868,076
4.58%, 12/10/2025 (Acquired 07/13/2015 through 07/28/2015, Cost $1,462,979) (1)	1,490,000	1,494,008
Mid-America Apartments LP
6.05%, 09/01/2016	975,000	1,000,177
Morgan Stanley
3.80%, 04/29/2016	700,000	705,919
5.45%, 01/09/2017	2,500,000	2,595,043
5.55%, 04/27/2017	2,000,000	2,098,560
2.13%, 04/25/2018	1,420,000	1,423,179
4.88%, 11/01/2022	485,000	515,023
3.75%, 02/25/2023	3,000,000	3,074,736
4.00%, 07/23/2025	100,000	103,063
5.00%, 11/24/2025	5,325,000	5,656,029
4.35%, 09/08/2026	440,000	441,700
5.55%, 12/29/2049	1,280,000	1,280,000
Nationstar Mortgage LLC / Nationstar Capital Corp
7.88%, 10/01/2020	330,000	315,810
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015 through 08/03/2015, Cost $1,460,969) (1)	1,445,000	1,491,176
Nationwide Mutual Insurance Co
2.63%, 12/15/2024 (Acquired 09/29/2015, Cost $1,009,015) (1)	1,050,000	1,015,569
Navient Corp
5.00%, 10/26/2020	240,000	210,600
Neuberger Berman Group LLC / Neuberger Berman Finance Corp
5.88%, 03/15/2022 (Acquired 07/13/2015 through 07/29/2015, Cost $1,593,007) (1)	1,505,000	1,565,200
4.88%, 04/15/2045 (Acquired 07/22/2015 through 08/27/2015, Cost $1,576,113) (1)	1,739,000	1,465,431
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,997,291) (1)	2,000,000	1,983,964
Old Republic International Corp
4.88%, 10/01/2024	1,600,000	1,639,814
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	94,633
Pricoa Global Funding I
2.55%, 11/24/2020 (Acquired 11/17/2015, Cost $1,555,000) (1)	1,555,000	1,547,600
Primerica Inc
4.75%, 07/15/2022	2,632,000	2,782,682
Principal Financial Group Inc
4.70%, 05/15/2055	1,435,000	1,426,390
Prologis LP
3.75%, 11/01/2025	1,325,000	1,314,348
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,317) (1)	1,950,000	1,949,479
Provident Funding Associates LP / PFG Finance Corp
6.75%, 06/15/2021 (Acquired 07/13/2015 through 07/29/2015, Cost $231,558) (1)	240,000	232,200
Quicken Loans Inc
5.75%, 05/01/2025 (Acquired 07/13/2015 through 11/12/2015, Cost $1,051,275) (1)	1,090,000	1,038,225
Raymond James Financial Inc
5.63%, 04/01/2024	3,185,000	3,527,480
Realty Income Corp
5.95%, 09/15/2016	2,545,000	2,620,503
Reckson Operating Partnership LP
6.00%, 03/31/2016	1,750,000	1,766,335
Redwood Trust Inc
4.63%, 04/15/2018	20,000	18,625
Reinsurance Group of America Inc
5.00%, 06/01/2021	500,000	539,325
4.70%, 09/15/2023	1,000,000	1,054,814
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $1,573,940) (1)	1,575,000	1,565,722

Retail Opportunity Investments Partnership LP
5.00%, 12/15/2023	275,000	280,897
4.00%, 12/15/2024	410,000	387,360
Royal Bank of Canada
1.20%, 09/19/2017	2,840,000	2,826,734
Royal Bank of Scotland Group PLC
6.40%, 10/21/2019	550,000	610,299
6.13%, 12/15/2022	3,025,000	3,293,345
6.10%, 06/10/2023	1,410,000	1,515,641
6.00%, 12/19/2023	1,393,000	1,500,269
5.13%, 05/28/2024	3,748,000	3,798,759
Royal Bank of Scotland PLC/The
4.38%, 03/16/2016	2,750,000	2,767,941
Santander Holdings USA Inc
4.50%, 07/17/2025	2,200,000	2,239,833
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,363,933
Santander UK Group Holdings PLC
2.88%, 10/16/2020	1,490,000	1,479,885
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,237) (1)	1,025,000	1,011,477
Santander UK PLC
5.00%, 11/07/2023 (Acquired 07/13/2015 through 08/28/2015, Cost $5,322,563) (1)	5,143,000	5,353,611
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	679,012
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,531,389
SL Green Realty Corp
5.00%, 08/15/2018	1,687,000	1,770,360
7.75%, 03/15/2020	1,047,000	1,222,403
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015 through 08/31/2015, Cost $4,063,044) (1)	4,300,000	4,060,236
Standard Chartered PLC
1.70%, 04/17/2018 (Acquired 08/03/2015, Cost $969,642) (1)	970,000	960,184
5.20%, 01/26/2024 (Acquired 07/22/2015, Cost $2,734,186) (1)	2,600,000	2,673,439
Stifel Financial Corp
4.25%, 07/18/2024	880,000	874,505
SVB Financial Group
5.38%, 09/15/2020	224,000	245,159
Synchrony Financial
3.00%, 08/15/2019	1,630,000	1,628,057
TD Ameritrade Holding Corp
2.95%, 04/01/2022	967,000	958,492
3.63%, 04/01/2025	3,073,000	3,112,273
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015, Cost $2,431,269) (1)	2,500,000	2,447,460
UBS Group Funding Jersey Ltd
4.13%, 09/24/2025 (Acquired 09/21/2015, Cost $2,700,054) (1)	2,705,000	2,703,886
Unum Group
3.88%, 11/05/2025	2,500,000	2,461,013
Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,474,408
Visa Inc
3.15%, 12/14/2025	1,170,000	1,172,472
4.30%, 12/14/2045	930,000	942,637
Voya Financial Inc
5.65%, 05/15/2053	855,000	842,175
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70%, 09/17/2019 (Acquired 07/31/2015 through 09/11/2015, Cost $2,888,616) (1)	2,889,000	2,865,949
3.25%, 10/05/2020 (Acquired 09/28/2015 through 09/29/2015, Cost $642,886) (1)	645,000	647,727
Wells Fargo & Co
2.60%, 07/22/2020	310,000	309,337
5.88%, 12/31/2049	348,000	366,270
Wells Fargo Bank NA
0.67%, 03/15/2016	1,775,000	1,774,551
Welltower Inc
3.63%, 03/15/2016	600,000	602,606
6.20%, 06/01/2016	2,550,000	2,599,544
4.00%, 06/01/2025	2,190,000	2,154,579
ZFS Finance USA Trust II
6.45%, 12/15/2065 (Acquired 07/28/2015 through 11/30/2015, Cost $2,103,266) (1)	2,080,000	2,101,840
Zions Bancorporation
5.80%, 12/29/2049	54,000	51,705

		328,490,849

Industrials - 2.13%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015, Cost $727,612) (1)	750,000	722,681
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
3.34%, 12/15/2019 (Acquired 09/21/2015, Cost $394,372) (1)	400,000	391,000
Arrow Electronics Inc
4.00%, 04/01/2025	2,150,000	2,066,958
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,477) (1)	200,000	206,000
Aviation Capital Group Corp
6.75%, 04/06/2021 (Acquired 07/22/2015, Cost $2,733,137) (1)	2,425,000	2,716,000
Ball Corp
4.38%, 12/15/2020	1,457,000	1,479,766
Brambles USA Inc
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,003) (1)	835,000	839,779
Burlington Northern Santa Fe LLC
4.55%, 09/01/2044	1,400,000	1,352,196
CCCI Treasure Ltd
3.50%, 12/29/2049	200,000	196,430
CNH Industrial Capital LLC
3.63%, 04/15/2018	965,000	950,042
CRCC Yupeng Ltd
3.95%, 02/28/2049	200,000	202,432
Embraer Overseas Ltd
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,428,587) (1)	1,350,000	1,312,875
Exelis Inc
4.25%, 10/01/2016	180,000	183,233
5.55%, 10/01/2021	150,000	164,496
Flextronics International Ltd
5.00%, 02/15/2023	2,095,000	2,123,806
FLIR Systems Inc
3.75%, 09/01/2016	1,402,000	1,422,266
General Electric Co
4.00%, 12/29/2049	493,800	493,800
4.10%, 12/29/2049	2,368,600	2,362,679
Hanson Ltd
6.13%, 08/15/2016	195,000	200,119
Harris Corp
3.83%, 04/27/2025	1,135,000	1,117,999
5.05%, 04/27/2045	665,000	651,106
Jabil Circuit Inc
4.70%, 09/15/2022	2,120,000	2,056,400
Keysight Technologies Inc
4.55%, 10/30/2024	1,450,000	1,394,072
Lockheed Martin Corp
3.55%, 01/15/2026	460,000	462,362
3.80%, 03/01/2045	1,645,000	1,457,082
Martin Marietta Materials Inc
4.25%, 07/02/2024	795,000	780,632
Masco Corp
4.45%, 04/01/2025	2,150,000	2,107,000
Molex Electronic Technologies LLC
2.88%, 04/15/2020 (Acquired 07/27/2015 through 07/29/2015, Cost $909,728) (1)	920,000	896,393
NCI Building Systems Inc
8.25%, 01/15/2023 (Acquired 07/13/2015 through 07/22/2015, Cost $126,847) (1)	120,000	126,000
Owens Corning
4.20%, 12/01/2024	2,775,000	2,701,007
Penske Truck Leasing Co Lp / PTL Finance Corp
2.50%, 03/15/2016 (Acquired 07/31/2015, Cost $1,182,788) (1)	1,180,000	1,182,047
3.38%, 03/15/2018 (Acquired 07/14/2015, Cost $369,453) (1)	360,000	365,723
2.50%, 06/15/2019 (Acquired 07/22/2015, Cost $435,190) (1)	440,000	432,880
4.25%, 01/17/2023 (Acquired 07/22/2015, Cost $721,192) (1)	710,000	714,679
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $228,321) (1)	220,000	228,800
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020	775,000	788,322
Roper Technologies Inc
3.00%, 12/15/2020	550,000	547,757
RTI International Metals Inc
1.63%, 10/15/2019	800,000	818,500
SBA Tower Trust
2.90%, 10/15/2019 (Acquired 07/14/2015 through 07/30/2015, Cost $1,670,466) (1)	1,650,000	1,612,693
3.87%, 10/15/2024 (Acquired 09/02/2015, Cost $836,750) (1)	830,000	820,081
Terex Corp
6.00%, 05/15/2021	240,000	220,800

Trimble Navigation Ltd
4.75%, 12/01/2024	2,241,000	2,227,892
Vulcan Materials Co
7.00%, 06/15/2018	185,000	205,350
7.50%, 06/15/2021	1,125,000	1,310,625
4.50%, 04/01/2025	2,350,000	2,326,500

		46,939,260

Technology - 1.49%
Apple Inc
2.40%, 05/03/2023	2,780,000	2,710,322
4.38%, 05/13/2045	785,000	792,034
Autodesk Inc
3.60%, 12/15/2022	650,000	631,686
4.38%, 06/15/2025	1,410,000	1,385,710
Cadence Design Systems Inc
4.38%, 10/15/2024	2,326,000	2,309,553
Fidelity National Information Services Inc
3.63%, 10/15/2020	2,794,000	2,831,610
5.00%, 03/15/2022	655,000	680,789
4.50%, 10/15/2022	1,395,000	1,420,552
5.00%, 10/15/2025	4,775,000	4,928,764
First Data Corp
5.38%, 08/15/2023 (Acquired 08/21/2015 through 09/25/2015, Cost $1,005,964) (1)	1,000,000	1,005,000
7.00%, 12/01/2023 (Acquired 10/29/2015, Cost $125,000) (1)	125,000	125,000
Hewlett Packard Enterprise Co
4.94%, 10/15/2025 (Acquired 09/30/2015 through 10/13/2015, Cost $2,121,697) (1)	2,130,000	2,091,833
KLA-Tencor Corp
4.65%, 11/01/2024	2,500,000	2,516,697
Microsoft Corp
3.75%, 02/12/2045	650,000	598,920
4.45%, 11/03/2045	1,350,000	1,392,245
MSCI Inc
5.75%, 08/15/2025 (Acquired 08/10/2015, Cost $539,264) (1)	534,000	547,350
NXP BV / NXP Funding LLC
5.75%, 03/15/2023 (Acquired 08/21/2015, Cost $285,268) (1)	275,000	283,938
Rovi Corp
0.50%, 03/01/2020 (Acquired 08/28/2015, Cost $836,389) (1)	1,050,000	917,438
Seagate HDD Cayman
4.75%, 06/01/2023	257,000	224,969
4.75%, 01/01/2025	3,999,000	3,331,811
4.88%, 06/01/2027 (Acquired 07/22/2015 through 09/09/2015, Cost $1,151,354) (1)	1,206,000	925,997
5.75%, 12/01/2034 (Acquired 07/13/2015 through 07/29/2015, Cost $1,271,928) (1)	1,315,000	920,183
TSMC Global Ltd
1.63%, 04/03/2018 (Acquired 07/13/2015, Cost $311,019) (1)	314,000	307,791

		32,880,192

Utilities - 1.44%
AEP Texas Central Co
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,485,672) (1)	1,500,000	1,517,016
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,123,350
Dominion Resources Inc/VA
3.90%, 10/01/2025	2,480,000	2,484,228
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	872,745
4.20%, 08/15/2045	1,000,000	985,200
Duquesne Light Holdings Inc
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $456,200) (1)	400,000	452,984
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,702,062) (1)	1,500,000	1,673,216
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/15/2015, Cost $2,786,467) (1)	2,445,000	2,734,004
Entergy Corp
5.13%, 09/15/2020	1,250,000	1,343,735
Exelon Corp
2.85%, 06/15/2020	1,110,000	1,104,236
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015 through 08/06/2015, Cost $1,897,801) (1)	1,850,000	1,876,309
Florida Power & Light Co
4.05%, 10/01/2044	350,000	346,443
Indianapolis Power & Light Co
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,772) (1)	1,000,000	1,003,187
IPALCO Enterprises Inc
5.00%, 05/01/2018	245,000	256,638

Jersey Central Power & Light Co
4.80%, 06/15/2018	2,000,000	2,094,806
Kansas City Power & Light Co
3.65%, 08/15/2025	1,700,000	1,712,116
NextEra Energy Capital Holdings Inc
2.06%, 09/01/2017	1,000,000	1,000,911
NGL Energy Partners LP / NGL Energy Finance Corp
5.13%, 07/15/2019	1,180,000	932,200
Northern States Power Co/MN
4.00%, 08/15/2045	1,000,000	977,995
NRG Energy Inc
6.63%, 03/15/2023	300,000	260,250
Origin Energy Finance Ltd
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,180,285) (1)	1,160,000	1,131,298
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	200,000	191,299
PPL WEM Ltd / Western Power Distribution Ltd
3.90%, 05/01/2016 (Acquired 07/13/2015, Cost $166,316) (1)	165,000	165,660
5.38%, 05/01/2021 (Acquired 07/14/2015 through 07/24/2015, Cost $885,164) (1)	805,000	878,381
Public Service Co of New Mexico
3.85%, 08/01/2025	2,000,000	1,979,848
Sempra Energy
2.85%, 11/15/2020	375,000	373,880
Southern California Gas Co
3.20%, 06/15/2025	1,175,000	1,175,430
Southern Power Co
4.15%, 12/01/2025	580,000	579,306
Southwestern Electric Power Co
3.90%, 04/01/2045	400,000	350,014

		31,576,685

Total Corporate Bonds (Cost $812,070,610)		$796,728,348

Government Related - 25.22%
Bay Area Toll Authority
6.26%, 04/01/2049	$650,000	$876,005
City of New York NY
6.27%, 12/01/2037	2,050,000	2,625,948
Colombia Government International Bond
4.00%, 02/26/2024	400,000	381,000
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	210,000	262,189
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,858,425
Indonesia Government International Bond
4.75%, 01/08/2026 (Acquired 12/01/2015, Cost $298,805) (1)	300,000	296,299
International Bank for Reconstruction & Development
4.25%, 02/05/2016	CLP 995,000,000	1,402,712
4.50%, 08/03/2017	COP 10,610,000,000	3,275,413
International Finance Corp
7.80%, 06/03/2019	INR 264,360,000	4,063,127
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	696,364
Mexican Bonos
7.75%, 12/14/2017	MXN 205,850	1,276,894
4.75%, 06/14/2018	MXN 402,132	2,344,452
6.50%, 06/10/2021	MXN 70,550	423,486
8.50%, 11/18/2038	MXN 6,895,000	470,024
7.75%, 11/13/2042	MXN 677,500	4,295,514
Mexican Udibonos
4.50%, 12/04/2025	MXN 3,982,710	253,964
Mexico Government International Bond
4.00%, 10/02/2023	696,000	705,048
3.60%, 01/30/2025	1,060,000	1,032,970
Morocco Government International Bond
4.25%, 12/11/2022	495,000	490,050
New Jersey Turnpike Authority
7.10%, 01/01/2041	1,000,000	1,374,460
New York City Water & Sewer System
5.95%, 06/15/2042	560,000	729,322
5.88%, 06/15/2044	500,000	649,260
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	382,368
Poland Government Bond
5.75%, 10/25/2021	PLN 2,275,000	683,025

Province of Manitoba Canada
3.05%, 05/14/2024	430,000	437,531
Province of Ontario Canada
3.15%, 12/15/2017	2,845,000	2,938,615
1.20%, 02/14/2018	2,850,000	2,833,575
2.50%, 09/10/2021	945,000	944,781
State of Texas
4.68%, 04/01/2040	410,000	457,154
United States Treasury Inflation Indexed Bonds
0.63%, 01/15/2024(2)	4,724,548	4,663,866
0.25%, 01/15/2025(2)	6,647,473	6,334,177
0.38%, 07/15/2025(2)	9,848,773	9,519,036
0.75%, 02/15/2045(2)	20,306,251	17,629,786
United States Treasury Note/Bond
0.25%, 02/29/2016(5)	500,000	499,958
0.50%, 01/31/2017	1,437,000	1,431,710
0.88%, 01/31/2017	9,192,000	9,192,984
0.88%, 02/28/2017	1,075,000	1,075,460
0.50%, 04/30/2017	8,117,000	8,074,540
0.63%, 05/31/2017	39,505,000	39,331,415
0.63%, 06/30/2017	7,798,000	7,758,901
0.75%, 06/30/2017	1,709,000	1,703,726
0.88%, 07/15/2017	534,000	533,132
0.63%, 07/31/2017	26,255,000	26,109,180
1.00%, 09/15/2017	57,000	56,971
0.88%, 10/15/2017	97,000	96,715
0.75%, 10/31/2017	68,352,000	67,993,425
1.00%, 12/15/2017	11,545,000	11,530,453
0.75%, 12/31/2017	702,000	697,314
1.00%, 12/31/2017	11,785,000	11,771,600
0.88%, 01/31/2018	1,118,000	1,112,517
0.75%, 03/31/2018	842,000	834,539
2.38%, 05/31/2018	1,131,000	1,163,150
0.88%, 07/15/2018	81,000	80,277
1.38%, 07/31/2018	3,693,000	3,707,702
1.50%, 08/31/2018	12,998,000	13,086,464
1.00%, 09/15/2018	11,144,000	11,065,992
1.63%, 07/31/2019	7,022,000	7,047,757
1.75%, 09/30/2019	4,278,000	4,307,822
1.50%, 10/31/2019	6,025,000	6,007,317
1.50%, 11/30/2019	33,481,000	33,354,107
1.63%, 12/31/2019	1,280,000	1,280,321
1.38%, 03/31/2020	141,000	139,293
1.38%, 09/30/2020	7,346,000	7,220,846
1.38%, 10/31/2020	41,910,000	41,179,886
1.63%, 11/30/2020	13,045,000	12,971,074
1.75%, 12/31/2020	13,745,000	13,733,935
2.00%, 08/31/2021	7,835,000	7,871,159
2.13%, 09/30/2021	3,651,000	3,690,398
2.25%, 11/15/2024	3,027,000	3,025,226
2.00%, 08/15/2025	2,451,000	2,389,686
2.25%, 11/15/2025	37,496,000	37,412,084
3.75%, 11/15/2043	709,000	815,067
3.63%, 02/15/2044	5,113,000	5,740,723
3.38%, 05/15/2044	81,000	86,762
3.13%, 08/15/2044	6,600,000	6,731,941
3.00%, 11/15/2044	1,810,000	1,799,889
2.50%, 02/15/2045	796,000	712,734
3.00%, 05/15/2045	31,203,000	31,000,617
2.88%, 08/15/2045	1,440,000	1,395,844
3.00%, 11/15/2045	28,996,000	28,854,268
University of California
4.13%, 05/15/2045	190,000	187,104

Total Government Related (Cost $559,284,642)		$555,470,825

Mortgage Backed Obligations - 28.53%
Alternative Loan Trust 2006-HY12
3.58%, 08/25/2036	$658,033	$629,343
Banc of America Commercial Mortgage Trust 2006-5
5.41%, 09/10/2047	2,699,739	2,730,951
Banc of America Commercial Mortgage Trust 2006-6
5.42%, 10/10/2045	3,124,399	3,168,045

Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,759,025	1,821,832
Banc of America Funding 2015-R7 Trust
1.10%, 09/26/2046	2,701,821	2,611,495
Bear Stearns ARM Trust 2003-3
2.61%, 05/25/2033	1,529,603	1,531,295
Citigroup Commercial Mortgage Trust 2012-GC8
1.81%, 09/10/2045	2,000,000	1,997,708
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,718,052
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	340,000	347,405
Citigroup Commercial Mortgage Trust 2015-GC35
3.82%, 11/10/2048	640,000	655,643
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/2048	1,200,000	1,222,870
4.49%, 09/15/2048	660,000	631,311
Comm 2014-UBS2 Mortgage Trust
5.15%, 03/10/2047	800,000	813,845
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	1,400,000	1,422,835
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	310,000	312,543
COMM 2015-PC1 Mortgage Trust
3.15%, 07/10/2050	890,000	913,637
3.90%, 07/10/2050	885,000	911,114
4.29%, 07/10/2050	1,075,000	1,117,932
4.59%, 07/10/2050	440,000	438,044
Commercial Mortgage Trust 2007-GG9
5.48%, 03/10/2039 (Acquired 07/14/2015 through 07/29/2015, Cost $1,764,266) (1)	1,695,000	1,735,987
CSMC Trust 2015-GLPB
3.64%, 11/15/2034 (Acquired 12/04/2015, Cost $865,119) (1)	840,000	862,202
3.94%, 11/15/2034 (Acquired 12/04/2015, Cost $573,150) (1)	560,000	571,219
DBUBS 2011-LC2 Mortgage Trust
3.39%, 07/10/2044 (Acquired 07/30/2015, Cost $3,332,543) (1)	3,287,776	3,298,971
DBUBS 2011-LC3 Mortgage Trust
3.64%, 08/10/2044	779,913	782,889
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (Acquired 09/15/2015, Cost $217,958) (1)	215,000	217,310
Fannie Mae Connecticut Avenue Securities
1.69%, 07/25/2025	359,428	359,534
1.69%, 07/25/2025	796,711	796,412
Fannie Mae Pool
3.74%, 05/01/2018	1,180,082	1,229,799
4.52%, 08/01/2019	1,423,277	1,534,984
4.91%, 10/01/2019	1,817,812	1,995,427
3.54%, 10/01/2020	1,250,000	1,316,596
3.92%, 10/01/2020	259,880	277,548
3.77%, 12/01/2020	1,842,545	1,955,743
4.30%, 01/01/2021	1,403,836	1,524,249
4.30%, 07/01/2021	2,999,379	3,285,941
3.68%, 10/01/2021	1,195,726	1,271,864
3.02%, 04/01/2022	2,272,064	2,335,117
2.40%, 10/01/2022	1,322,420	1,312,669
2.28%, 11/01/2022	1,666,396	1,645,431
3.67%, 08/01/2023	786,673	833,129
3.95%, 10/01/2024	724,267	777,023
2.81%, 04/01/2025	980,000	968,211
4.15%, 12/01/2025	1,410,000	1,533,625
4.59%, 08/01/2026	1,180,027	1,319,565
4.19%, 11/01/2026	1,205,833	1,308,222
4.00%, 05/01/2027	2,186,042	2,318,102
2.50%, 01/15/2028 (3)	3,815,000	3,844,340
4.08%, 01/01/2029	1,447,609	1,557,081
3.00%, 05/01/2030	380,177	391,903
2.50%, 07/01/2030	1,901,565	1,918,651
2.50%, 07/01/2030	1,060,524	1,070,053
3.00%, 07/01/2030	1,616,290	1,666,143
2.50%, 08/01/2030	2,658,055	2,681,926
3.00%, 09/01/2030	568,200	585,837
3.50%, 05/01/2033	18,378,891	19,250,291
3.00%, 10/01/2033	3,697,143	3,794,712
5.50%, 05/01/2034	3,792,297	4,267,452

5.50%, 07/01/2034	927,553	1,042,411
5.00%, 02/01/2036	3,189,959	3,519,295
6.00%, 06/01/2036	31,339	35,461
5.50%, 07/01/2036	371,722	418,176
6.00%, 07/01/2038	2,849,535	3,240,964
5.50%, 12/01/2039	740,625	825,828
5.00%, 05/01/2040	81,948	90,155
6.50%, 05/01/2040	1,136,142	1,304,115
5.00%, 06/01/2040	24,239	26,708
4.50%, 08/01/2040	232,562	251,655
4.50%, 10/01/2040	72,300	78,231
4.50%, 01/01/2041	51,078	55,267
4.50%, 01/01/2041	14,674,118	16,143,875
3.50%, 01/15/2041 (3)	31,635,000	32,628,219
4.00%, 01/15/2041 (3)	10,385,000	10,986,402
4.50%, 01/15/2041 (3)	7,300,000	7,881,746
4.00%, 02/01/2041	588,214	624,205
4.50%, 02/01/2041	807,726	874,007
4.50%, 04/01/2041	188,599	204,066
5.50%, 06/01/2041	807,720	914,459
4.50%, 08/01/2041	94,742	102,490
5.00%, 08/01/2041	763,637	843,476
4.50%, 11/01/2041	6,210,096	6,826,204
4.50%, 11/01/2041	1,598,934	1,729,595
4.00%, 01/01/2042	104,826	111,152
4.00%, 01/01/2042	6,112,321	6,483,380
4.00%, 02/01/2042	171,857	182,325
5.50%, 02/01/2042	3,522,906	3,926,288
5.00%, 03/01/2042	1,283,832	1,421,440
3.50%, 06/01/2042	173,339	179,062
3.50%, 06/01/2042	118,014	121,910
3.50%, 07/01/2042	318,876	329,385
3.50%, 07/01/2042	162,966	168,329
3.50%, 08/01/2042	326,525	337,262
2.50%, 12/01/2042	980,812	947,527
3.50%, 12/01/2042	3,011,848	3,111,277
3.50%, 01/01/2043	466,158	481,569
3.00%, 01/15/2043 (3)	21,670,000	21,662,461
2.50%, 04/01/2043	873,433	843,696
3.00%, 04/01/2043	1,378,715	1,381,266
3.50%, 01/01/2044	607,110	627,143
4.50%, 06/01/2044	5,572,363	6,032,285
4.50%, 06/01/2044	1,615,284	1,748,121
3.00%, 05/01/2045	2,149,997	2,151,563
3.50%, 05/01/2045	1,632,366	1,686,778
3.50%, 05/01/2045	4,823,578	4,982,873
3.00%, 06/01/2045	7,730,339	7,738,372
4.50%, 06/01/2045	630,268	693,151
3.00%, 07/01/2045	9,345,311	9,356,474
4.00%, 07/01/2045	2,237,741	2,369,036
4.00%, 07/01/2045	3,200,130	3,387,892
4.00%, 09/01/2045	4,210,414	4,483,317
4.00%, 09/01/2045	345,883	366,196
3.50%, 10/01/2045	650,549	672,069
4.00%, 10/01/2045	351,581	372,229
4.00%, 12/01/2045	2,082,265	2,209,376
4.00%, 12/01/2045	2,070,000	2,199,552
4.00%, 12/01/2045	295,000	313,008
Fannie Mae-Aces
0.50%, 10/25/2021	1,323,753	1,314,208
FHLMC Multifamily Structured Pass Through Certificates
0.57%, 04/25/2020	2,973,514	2,973,755
0.74%, 07/25/2020	1,868,876	1,878,875
0.82%, 07/25/2020	2,153,212	2,162,839
3.16%, 05/25/2025	770,000	776,167
Freddie Mac Gold Pool
2.50%, 07/01/2030	2,364,351	2,387,678
3.00%, 08/01/2030	1,703,365	1,756,812
2.50%, 09/01/2030	5,706,700	5,763,005
5.50%, 08/01/2041	14,155,624	15,974,167
4.00%, 09/01/2041	23,501,364	25,119,139
5.00%, 11/01/2041	2,400,464	2,627,033
4.50%, 07/01/2042	1,559,206	1,679,478

3.00%, 02/01/2043	1,370,961	1,371,401
3.50%, 10/01/2043	1,608,030	1,656,187
3.50%, 01/01/2044	1,781,710	1,835,658
4.50%, 05/01/2044	763,709	839,831
3.00%, 06/01/2045	1,675,044	1,673,048
3.50%, 06/01/2045	1,103,867	1,139,475
3.50%, 06/01/2045	8,462,604	8,715,689
4.50%, 06/01/2045	1,244,845	1,370,325
3.00%, 07/01/2045	4,101,616	4,096,729
3.50%, 07/01/2045	8,432,357	8,684,537
4.00%, 07/01/2045	1,387,300	1,466,441
3.50%, 08/01/2045	5,827,807	6,023,027
4.00%, 09/01/2045	3,660,732	3,869,290
3.50%, 10/01/2045	7,433,846	7,677,341
3.50%, 10/01/2045	1,698,841	1,749,647
4.00%, 10/01/2045	3,663,145	3,871,839
4.00%, 11/01/2045	3,689,779	3,899,990
Freddie Mac Structured Agency Credit Risk Debt Notes
2.39%, 02/25/2024	600,000	597,988
2.59%, 08/25/2024	701,920	709,395
2.84%, 10/25/2024	700,000	709,405
2.59%, 01/25/2025	705,000	715,787
2.39%, 03/25/2025	2,160,000	2,153,774
2.14%, 05/25/2025	720,000	703,025
2.04%, 10/25/2027	950,000	936,995
2.79%, 12/25/2027	2,700,000	2,685,148
2.84%, 03/25/2028	795,000	787,430
3.27%, 04/25/2028	2,245,000	2,240,554
3.22%, 05/25/2028	330,000	329,752
FREMF 2015-K47 Mortgage Trust
3.72%, 06/25/2048 (Acquired 07/24/2015, Cost $645,418) (1)	700,000	623,333
FREMF 2015-K48 Mortgage Trust
3.64%, 06/25/2025 (Acquired 09/16/2015, Cost $480,465) (1)	535,000	483,017
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (Acquired 10/16/2015, Cost $323,271) (1)	355,000	315,027
FREMF 2015-K718 Mortgage Trust
3.67%, 02/25/2022 (Acquired 07/14/2015 through 07/29/2015, Cost $903,883) (1)	925,000	873,455
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2019 (Acquired 07/13/2015, Cost $1,236,131) (1)	1,250,000	1,202,577
Ginnie Mae I pool
3.00%, 07/15/2042	233,202	237,167
3.00%, 10/15/2042	388,615	395,205
3.00%, 12/15/2042	55,372	56,312
4.50%, 05/15/2044	16,958,598	18,500,418
Ginnie Mae II pool
4.00%, 10/20/2040	160,891	172,283
4.50%, 01/15/2042 (3)	1,595,000	1,713,339
3.00%, 07/20/2042	3,173,880	3,228,248
3.00%, 08/20/2042	103,555	105,328
3.50%, 09/20/2042	7,677,464	8,025,107
3.50%, 01/15/2043 (3)	10,590,000	11,035,994
2.50%, 06/20/2043	413,944	402,989
3.50%, 09/20/2043	272,683	284,843
5.00%, 05/20/2044	879,160	962,252
5.00%, 11/20/2044	2,288,034	2,477,017
5.00%, 12/20/2044	539,878	604,568
2.50%, 01/20/2045	2,904,454	2,827,444
4.50%, 05/20/2045	507,194	545,582
4.50%, 06/20/2045	2,449,856	2,635,072
5.00%, 06/20/2045	1,182,632	1,279,065
5.50%, 06/20/2045	821,464	901,326
3.00%, 07/20/2045	1,900,597	1,928,272
3.50%, 07/20/2045	11,863,631	12,381,422
3.00%, 08/20/2045	7,832,710	7,946,762
4.00%, 08/20/2045	6,044,737	6,421,367
3.00%, 09/20/2045	1,657,251	1,681,382
3.50%, 09/20/2045	6,294,323	6,569,040
4.00%, 09/20/2045	4,485,027	4,768,508
4.00%, 11/20/2045	4,935,418	5,335,847
Government National Mortgage Association
3.50%, 03/20/2039 IO	2,438,015	237,016
4.39%, 10/16/2040	150,230	150,734
GS Mortgage Securities Corp II
2.77%, 11/10/2045	2,420,000	2,380,683

GS Mortgage Securities Corp Trust 2013-NYC5
3.77%, 01/10/2030 (Acquired 08/20/2015, Cost $331,509) (1)	330,000	328,036
GS Mortgage Securities Trust 2011-GC3
5.74%, 03/10/2044 (Acquired 09/11/2015, Cost $365,092) (1)	340,000	350,678
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	540,032
3.91%, 10/10/2048	170,000	170,914
Hilton USA Trust 2013-HLT
4.41%, 11/05/2030 (Acquired 07/22/2015, Cost $1,008,897) (1)	1,000,000	1,000,867
4.60%, 11/05/2030 (Acquired 08/26/2015, Cost $1,373,102) (1)	1,366,000	1,365,633
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	721,875	730,336
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC17
5.43%, 12/12/2043	3,049,277	3,100,298
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
5.34%, 05/15/2047	1,776,604	1,809,392
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.88%, 02/12/2049	1,675,000	1,725,916
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	883,644	918,499
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11
5.96%, 06/15/2049	1,655,000	1,683,270
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
6.21%, 02/15/2051	1,650,000	1,736,069
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015 through 09/18/2015, Cost $2,384,251) (1)	2,195,000	2,342,896
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3
4.72%, 02/15/2046 (Acquired 08/25/2015, Cost $1,210,297) (1)	1,100,000	1,190,046
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
3.15%, 08/15/2046	2,986,612	3,009,751
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
2.21%, 05/15/2045	1,300,753	1,306,010
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/05/2032 (Acquired 09/14/2015, Cost $784,240) (1)	775,000	777,031
JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO
3.51%, 01/15/2032 (Acquired 07/13/2015, Cost $1,200,302) (1)	1,200,000	1,191,436
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
2.94%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	249,578
4.69%, 07/15/2036 (Acquired 09/28/2015, Cost $759,000) (1)	759,000	758,893
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (Acquired 10/07/2015, Cost $558,548) (1)	590,000	552,040
JP Morgan Resecuritization Trust Series 2014-6
0.41%, 07/27/2046 (Acquired 08/18/2015, Cost $3,540,331) (1)	3,737,724	3,487,250
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,135,882
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,324
3.82%, 07/15/2048	1,700,000	1,741,424
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	580,000	593,057
LB-UBS Commercial Mortgage Trust 2007-C1
5.48%, 02/15/2040	315,000	318,153
LB-UBS Commercial Mortgage Trust 2007-C2
5.49%, 02/15/2040	1,000,000	1,023,547
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%, 07/15/2040	565,000	590,037
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.14%, 04/25/2029	1,861,873	1,837,311
Merrill Lynch Mortgage Trust 2006-C1
5.87%, 05/12/2039	1,028,571	1,029,645
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/15/2046	2,005,000	2,000,162
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
4.46%, 08/15/2047	1,140,000	1,159,805
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048	2,700,000	2,753,001
4.04%, 05/15/2048	45,000	45,744
4.50%, 05/15/2048	85,000	84,218
4.50%, 05/15/2048	55,000	51,399
Morgan Stanley Capital I Trust 2007-IQ14
5.87%, 04/15/2049	1,660,000	1,687,919
Morgan Stanley Capital I Trust 2011-C3
3.22%, 07/15/2049	3,185,878	3,213,386

Morgan Stanley Resecuritization Trust 2013-R10
2.56%, 01/26/2051 (Acquired 07/24/2015, Cost $2,001,547) (1)	1,982,818	1,985,222
Nomura Resecuritization Trust 2015-7R
2.38%, 08/26/2036 (Acquired 08/20/2015, Cost $2,704,364) (1)	2,669,256	2,684,958
OBP Depositor LLC Trust 2010-OBP
4.65%, 07/15/2045 (Acquired 08/04/2015, Cost $801,086) (1)	730,000	786,573
RALI Series 2003-QS7 Trust
4.75%, 04/25/2033	173,695	175,965
Sequoia Mortgage Trust 2003-2
0.88%, 06/20/2033	1,914,787	1,823,264
Sequoia Mortgage Trust 2004-9
1.27%, 10/20/2034	3,141,407	3,014,983
Springleaf Mortgage Loan Trust 2013-1
1.27%, 06/25/2058 (Acquired 08/04/2015, Cost $2,107,145) (1)	2,109,047	2,100,506
Starwood Retail Property Trust 2014-STAR
2.70%, 11/15/2027 (Acquired 07/22/2015 through 09/08/2015, Cost $2,207,697) (1)	2,206,000	2,193,691
Structured Adjustable Rate Mortgage Loan Trust
2.44%, 03/25/2034	1,237,250	1,241,912
Structured Asset Mortgage Investments Trust 2003-AR3
0.90%, 11/19/2033	1,683,772	1,582,397
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $592,219) (1)	592,034	589,568
Towd Point Mortgage Trust 2015-4
2.75%, 04/26/2055 (Acquired 09/25/2015, Cost $658,701) (1)	658,950	651,701
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063 (Acquired 07/24/2015, Cost $2,761,046) (1)	2,750,000	2,651,439
Wachovia Bank Commercial Mortgage Trust Series 2007-C30
5.38%, 12/15/2043	1,000,000	1,033,271
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,640,000	5,634,484
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.51%, 08/25/2045	3,925,611	3,649,242
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.48%, 10/25/2045	3,040,198	2,800,244
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.45%, 11/25/2045	2,345,718	2,194,866
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,296,848
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/15/2058	2,320,000	2,370,750
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 12/15/2047	500,000	511,377
WF-RBS Commercial Mortgage Trust 2011-C2
5.64%, 02/15/2044 (Acquired 09/02/2015 through 09/14/2015, Cost $1,508,245) (1)	1,405,000	1,475,778
WFRBS Commercial Mortgage Trust 2011-C3
3.24%, 03/15/2044 (Acquired 07/15/2015, Cost $1,518,859) (1)	1,505,771	1,506,846
WFRBS Commercial Mortgage Trust 2012-C7
4.84%, 06/15/2045 (Acquired 11/23/2015 through 12/03/2015, Cost $353,220) (1)	360,000	346,896
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/15/2046	320,000	330,562

Total Mortgage Backed Obligations (Cost $630,635,364)		$627,965,925

Total Bonds & Notes (Cost $2,169,203,326)		$2,146,198,471

Bank Loans - 0.51%
Asurion TI B2
4.25%, 07/08/2020	$432,781	$394,012
Asurion LLC
5.00%, 08/04/2022	870,625	794,010
Avago Technologies Cayman Finance Ltd
4.25%, 11/13/2022	3,555,000	3,512,802
CCO Safari III LLC
3.50%, 01/21/2023	2,131,000	2,126,568
Dell International LLC
4.00%, 04/29/2020	123,253	122,262
First Data Corp
3.95%, 06/25/2022	791,874	779,798
Husky Injection Molding Systems Ltd
4.25%, 06/30/2021	649,206	622,426
Intelsat Jackson Holdings SA
3.75%, 06/30/2019	420,000	396,299
Level 3 Financing Inc
3.50%, 05/31/2022	440,000	432,630

Match Group Inc
5.50%, 11/16/2022	575,000	567,094
Numericable T/1 B-5
4.00%, 07/27/2022	475,000	453,107
Petsmart T/I B1
4.25%, 03/11/2022	628,222	610,788
Univision Communications T/I C4
4.00%, 03/01/2020	119,368	116,623
Valeant Pharmaceuticals International Inc
3.75%, 08/05/2020	120,000	114,900

Total Bank Loans (Cost $11,283,527)		$11,043,319

	Shares	Value
Preferred Stocks - 0.31%
Financials - 0.31%
Citigroup Capital XIII, 6.692%	26,550	$690,034
Discover Financial Services, 6.500%	57,550	1,523,349
General Electric Capital Corp., 4.700%	5,800	147,726
Morgan Stanley, 7.125%	45,400	1,298,440
Morgan Stanley, 6.875%	48,575	1,347,956
Morgan Stanley Capital Trust III, 6.250%	5,575	142,051
Morgan Stanley Capital Trust VIII, 6.450%	2,702	68,388
Wells Fargo & Co., 6.625%	40,225	1,155,664

Total Preferred Stocks (Cost $6,232,095)		$6,373,608

SHORT-TERM INVESTMENTS - 5.60%
Money Market Funds - 5.56%
Fidelity Institutional Money Market Government Portfolio – Class I, 0.12% (4)	61,248,250	$61,248,250
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.11% (4)	61,314,206	61,314,206

Total Money Market Funds		$122,562,456

	Principal Amount	Value
U. S. Treasury Bills - 0.04%
U.S. Treasury Bill, 0.00%, Jan. 2016	$365,000	$364,998
U.S. Treasury Bill, 0.00%, Feb. 2016	450,000	449,946

Total U.S. Treasury Bills		814,944

Total Short-Term Investments (Cost $123,377,444)		$123,377,400

TOTAL INVESTMENTS IN SECURITIES - 103.90% (Cost $2,310,096,392)		$2,286,992,798
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.90)%		(85,778,378)

TOTAL NET ASSETS - 100.00%		$2,201,214,420

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $282,859,011, which represents 12.85% of total net assets.
(2)	Inflation protected security . The value of these securities totals $38,146,865, which represents 1.73% of total net assets.
(3)	Delayed delivery security. The value of these securities totals $89,752,501, which represents 4.08% of total net assets.
(4)	Partially assigned as collateral for certain delayed delivery securities.
(5)	Partially assigned as collateral for certain futures contracts. The value of the pledged issue totals $394,969, which represents 0.02% of total net assets.

The accompanying notes are an integral part of these financial statements.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(22)	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2016	$(4,785,996)	$(4,779,156)	$6,840
225	U.S. 5 Year Note Future	Citigroup	Mar. 2016	26,683,460	26,622,070	(61,390)
(151)	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2016	(17,958,327)	(17,866,367)	91,960
(315)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2016	(39,779,077)	(39,660,469)	118,608
(103)	U.S. 10 Year Note Future	JP Morgan	Mar. 2016	(13,007,142)	(12,968,344)	38,798
148	U.S. Long Bond Future	Goldman Sachs	Mar. 2016	22,736,331	22,755,000	18,669
(38)	U.S. Long Bond Future	JP Morgan	Mar. 2016	(5,817,195)	(5,842,500)	(25,305)

						$188,180

Forward Foreign Currency Exchange Contracts

Over the Counter

Purchase Contracts	Counterparty	Currency	Currency Amount Purchased	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 3/2/16*	HSBC	BRL	2,390,000	$603,078	$592,132	($10,946)
Euro, Expiring 2/25/16	BNP Paribas	EUR	805,000	882,760	876,086	(6,674)
Indian Rupee, Expiring 1/13/16*	Goldman Sachs	INR	46,340,000	704,309	698,954	(5,355)
Mexican Peso, Expiring 1/8/16	Royal Bank of Scotland	MXN	16,765,000	1,008,148	972,181	(35,967)

				$3,198,295	$3,139,353	($58,942)

Sales Contracts	Counterparty	Currency	Currency Amount Sold	Value at Settlement Date	Value at December 31, 2015	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 2/23/16	HSBC	AUD	(990,000)	($706,685)	($719,427)	($12,742)
Brazilian Real, Expiring 3/2/16*	HSBC	BRL	(2,390,000)	(611,050)	(592,132)	18,918
Euro, Expiring 2/25/16	Bank of America	EUR	(1,435,000)	(1,526,410)	(1,561,718)	(35,308)
Mexican Peso, Expiring 1/8/16	Royal Bank of Scotland	MXN	(43,380,000)	(2,543,014)	(2,515,550)	27,464
Mexican Peso, Expiring 1/8/16	Royal Bank of Scotland	MXN	(12,640,000)	(760,328)	(732,978)	27,350
Polish Zloty, Expiring 2/25/16	BNP Paribas	PLN	(2,675,000)	(679,750)	(681,162)	(1,412)

				($6,827,237)	($6,802,967)	$24,270

				($3,628,942)	($3,663,614)	($34,672)

*	Non-deliverable forward.

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 98.42%
Alabama - 1.42%
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	$1,500,000	$1,656,930
5.25%, 10/01/2048	1,500,000	1,676,595
Industrial Development Board of the City of Mobile Alabama
1.63%, 07/15/2034	11,500,000	11,539,215
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,637,295
5.00%, 03/01/2029	1,000,000	1,126,970
Selma Industrial Development Board
5.80%, 05/01/2034	775,000	865,923
5.38%, 12/01/2035	215,000	239,598

		18,742,526

Alaska - 0.36%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,579,040

Arizona - 0.78%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,125,600
City of Phoenix Civic Improvement Corp
5.25%, 07/01/2017	2,750,000	2,932,105
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,075,590
5.00%, 12/01/2032	1,050,000	1,129,369
Peoria Industrial Development Authority
5.00%, 11/15/2019	220,000	227,465
Salt Verde Financial Corp
5.00%, 12/01/2037	2,500,000	2,842,650

		10,332,779

Arkansas - 0.06%
Benton Washington Regional Public Water Authority
0.55%, 10/01/2016	740,000	736,337

California - 6.47%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,500,551
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,256,918
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,446,923
California Municipal Finance Authority
0.50%, 09/01/2021	3,000,000	3,000,000
California State Public Works Board
4.00%, 05/01/2017	11,315,000	11,802,903
5.00%, 05/01/2018	8,200,000	8,958,008
5.00%, 05/01/2018	7,065,000	7,718,088
5.00%, 05/01/2029	1,100,000	1,318,218
5.00%, 11/01/2037	235,000	266,415
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,217,667
5.38%, 11/01/2049	100,000	101,571
City of San Jose CA
0.95%, 12/01/2017	5,000,000	4,997,200

Golden State Tobacco Securitization Corp
4.50%, 06/01/2027	3,785,000	3,751,541
5.00%, 06/01/2040	2,000,000	2,285,040
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,446,504
5.00%, 12/01/2030	2,520,000	3,020,623
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,075,887
5.00%, 08/01/2028	1,000,000	1,210,640
5.00%, 08/01/2029	775,000	928,039
5.00%, 08/01/2030	2,530,000	3,006,045
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,103,900
Orchard School District
0.00%, 08/01/2022	2,940,000	2,549,686
Port of Los Angeles
4.00%, 08/01/2017	1,000,000	1,050,610
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,020,679
State of California
5.00%, 08/01/2017	5,000,000	5,333,350
5.00%, 09/01/2018	4,000,000	4,416,680
5.00%, 08/01/2019	1,000,000	1,134,630
5.00%, 08/01/2023	3,000,000	3,685,980
5.00%, 08/01/2027	620,000	763,046
5.00%, 08/01/2035	2,000,000	2,353,120

		85,720,462

Colorado - 0.52%
City & County of Denver CO Airport System Revenue
5.50%, 11/15/2016	1,210,000	1,260,784
Colorado Health Facilities Authority
5.00%, 12/01/2022	1,855,000	2,089,639
5.00%, 10/01/2038	630,000	728,935
1.42%, 10/01/2039	2,000,000	2,001,820
6.13%, 12/01/2045	275,000	277,519
Park Creek Metropolitan District
5.00%, 12/01/2045	500,000	556,100

		6,914,797

Connecticut - 4.22%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	3,113,463
5.00%, 08/15/2019	1,700,000	1,903,116
5.00%, 07/15/2021	3,300,000	3,866,247
5.00%, 07/15/2022	2,250,000	2,660,985
5.00%, 07/15/2023	2,000,000	2,378,760
5.00%, 07/15/2026	2,430,000	2,910,168
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,866,331
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (1)	955,000	944,227
State of Connecticut
5.00%, 08/01/2019	20,380,000	22,986,399
5.00%, 09/01/2022	5,725,000	6,852,825
5.00%, 08/01/2031	4,625,000	5,456,853

		55,939,374

Delaware - 0.00%
Delaware State Economic Development Authority
5.40%, 02/01/2031	25,000	27,701

District of Columbia - 0.19%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2041	2,000,000	2,472,520

Florida - 6.96%
Alachua County Health Facilities Authority
6.38%, 11/15/2049	300,000	323,862
Central Florida Expressway Authority
5.00%, 07/01/2017	2,105,000	2,234,058
Citizens Property Insurance Corp
5.00%, 06/01/2016	2,165,000	2,204,143
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,569,200
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,199,439
County of Broward FL Airport System Revenue
5.00%, 10/01/2016	1,885,000	1,946,526
5.00%, 10/01/2029	500,000	582,490
5.00%, 10/01/2042	110,000	122,189
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,180,019
County of Miami-Dade FL Aviation Revenue
5.25%, 10/01/2021	3,000,000	3,215,070
5.25%, 10/01/2022	5,000,000	5,355,750
5.00%, 10/01/2031	3,000,000	3,367,230
5.00%, 10/01/2035	1,000,000	1,124,020
Florida Department of Environmental Protection
5.00%, 07/01/2016	1,065,000	1,088,877
5.00%, 07/01/2019	300,000	338,370
Florida Housing Finance Corp
0.60%, 09/01/2016	3,500,000	3,498,950
Florida’s Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,123,540
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000,000	2,306,260
5.00%, 10/01/2033	2,000,000	2,288,220
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	5,123,316
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,706,115
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	916,664
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,510,000	2,834,418
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,408,050
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	480,000	496,301
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,366,325
5.00%, 08/01/2032	3,000,000	3,525,840
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,600,630
5.00%, 02/01/2030	500,000	583,505
5.00%, 05/01/2031	5,000,000	5,789,950
Seminole Tribe of Florida Inc
5.50%, 10/01/2024	3,500,000	3,696,770
State of Florida
5.00%, 06/01/2017	3,135,000	3,321,470
5.00%, 06/01/2017	2,500,000	2,648,700
5.00%, 07/01/2019	3,500,000	3,963,015
5.00%, 07/01/2023	2,630,000	3,233,506
5.00%, 07/01/2024	2,460,000	3,057,239

		92,340,027

Georgia - 0.96%
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,264,977
5.00%, 11/01/2021	1,000,000	1,191,250
City of East Point GA
4.00%, 08/01/2017	340,000	354,430
4.00%, 08/01/2018	400,000	422,512
5.00%, 08/01/2019	955,000	1,049,402
5.00%, 08/01/2020	415,000	461,617
5.00%, 08/01/2021	250,000	280,642
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	748,582
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,083,650
Monroe County Development Authority
2.35%, 10/01/2048	500,000	507,465
State of Georgia
5.00%, 02/01/2018	3,035,000	3,294,128

		12,658,655

Guam - 0.12%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,646,895

Hawaii - 0.18%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,447,080

Idaho - 0.24%
Idaho Housing & Finance Association
0.80%, 04/01/2017	3,150,000	3,146,125

Illinois - 8.26%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,026,000
5.00%, 12/01/2041	770,000	642,927
5.25%, 12/01/2041	3,000,000	2,600,070
Chicago Midway International Airport
5.00%, 01/01/2032	2,000,000	2,195,740
5.00%, 01/01/2034	1,000,000	1,090,620
Chicago O’Hare International Airport
5.00%, 01/01/2023	1,000,000	1,184,670
5.25%, 01/01/2024	1,495,000	1,495,000
5.25%, 01/01/2026	3,000,000	3,000,000
5.00%, 01/01/2030	2,000,000	2,254,240
5.00%, 01/01/2030	2,000,000	2,309,620
Chicago Park District
5.00%, 01/01/2017	1,000,000	1,033,130
Chicago Transit Authority
5.00%, 06/01/2016	1,840,000	1,871,151
5.25%, 06/01/2024	2,000,000	2,230,240
5.00%, 06/01/2026	8,275,000	9,280,164
City of Chicago IL
4.25%, 01/01/2020	365,000	383,283
5.00%, 01/01/2020	3,500,000	3,604,615
5.25%, 01/01/2021	1,565,000	1,617,709
5.00%, 01/01/2022	460,000	499,298
5.00%, 01/01/2023	1,310,000	1,372,566
5.25%, 01/01/2027	2,435,000	2,563,227
5.00%, 01/01/2028	865,000	898,190
5.00%, 01/01/2035	2,500,000	2,496,950
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,131,340

City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,385,000	1,536,796
5.00%, 01/01/2029	1,300,000	1,431,027
5.00%, 01/01/2033	2,000,000	2,187,620
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,016,464
County of Cook IL
5.00%, 11/15/2023	2,500,000	2,864,575
5.00%, 11/15/2026	1,000,000	1,083,640
5.25%, 11/15/2028	675,000	725,206
Illinois Finance Authority
5.50%, 02/15/2017	2,000,000	2,096,880
4.00%, 05/15/2023	500,000	507,460
5.00%, 11/15/2023	750,000	882,413
5.25%, 11/15/2026	50,000	50,524
4.75%, 05/15/2033	145,000	145,977
5.00%, 11/15/2034	3,000,000	3,441,450
5.00%, 08/15/2035	100,000	109,749
5.25%, 11/15/2036	50,000	50,355
5.00%, 05/15/2037	1,050,000	1,054,610
5.00%, 11/15/2038	3,795,000	4,294,308
5.00%, 08/15/2044	200,000	216,016
5.00%, 11/15/2045	2,500,000	2,768,500
8.00%, 05/15/2046	1,000,000	1,146,990
5.25%, 05/15/2047	250,000	254,870
Illinois Sports Facilities Authority/The
5.00%, 06/15/2017	750,000	782,573
5.25%, 06/15/2032	1,735,000	1,936,416
Illinois State Toll Highway Authority
5.00%, 01/01/2038	2,700,000	3,083,724
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,175,450
5.00%, 01/01/2027	2,200,000	2,566,960
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,211,700
5.00%, 12/15/2028	2,400,000	2,617,512
5.25%, 06/15/2050	3,275,000	3,399,483
State of Illinois
5.00%, 01/01/2017	1,145,000	1,184,766
5.00%, 03/01/2028	5,000,000	5,331,850
5.25%, 02/01/2029	3,720,000	4,078,199
5.25%, 02/01/2031	500,000	542,010
5.50%, 07/01/2038	1,500,000	1,623,135
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,232,309
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,127,951

		109,540,218

Indiana - 2.70%
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,068,660
City of Whiting IN
5.00%, 11/01/2045	2,485,000	2,897,634
Indiana Development Finance Authority
3.50%, 10/01/2031	3,600,000	3,602,592
Indiana Finance Authority
5.00%, 09/15/2019	700,000	778,050
6.00%, 12/01/2026	1,220,000	827,843
5.25%, 02/01/2033	2,500,000	2,978,600
5.00%, 03/01/2036	4,000,000	4,470,560
5.00%, 09/01/2046	2,750,000	2,961,833
5.25%, 01/01/2051	2,600,000	2,808,442

Indiana Health Facility Financing Authority
2.00%, 10/01/2026	3,000,000	3,035,190
4.00%, 11/01/2027	8,000,000	8,371,440
5.00%, 11/01/2027	1,955,000	2,001,646

		35,802,490

Iowa - 0.14%
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,630,155
4.75%, 08/01/2042	270,000	274,563

		1,904,718

Kansas - 0.37%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,554,930
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,282,100

		4,837,030

Kentucky - 0.78%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,726,976
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,199,430
5.00%, 09/01/2025	1,250,000	1,511,725
Kentucky Economic Development Finance Authority
6.38%, 06/01/2040	1,550,000	1,770,735
6.50%, 03/01/2045	1,000,000	1,145,530
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	960,086

		10,314,482

Louisiana - 1.89%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,763,894
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,585,570
Louisiana Local Government Environmental Facilities & Community Development Auth
6.50%, 11/01/2035	1,000,000	1,183,500
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,931,356
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,640,898
5.00%, 01/01/2040	1,540,000	1,734,487
Parish of St John the Baptist LA
5.13%, 06/01/2037	2,000,000	2,026,500
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,074,990
5.00%, 02/01/2018	2,000,000	2,165,580

		25,106,775

Maryland - 2.52%
City of Westminster MD
6.25%, 07/01/2044	1,000,000	1,075,560
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,216,220
Maryland Economic Development Corp
5.00%, 06/01/2019	3,415,000	3,854,920
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,457,885
5.00%, 07/01/2018	2,100,000	2,307,375
5.50%, 01/01/2028	2,500,000	2,727,950
0.99%, 05/15/2038	1,000,000	1,003,570
5.00%, 08/15/2038	1,945,000	2,193,435
5.00%, 07/01/2045	1,500,000	1,627,305

Maryland State Transportation Authority
5.00%, 03/01/2016	1,490,000	1,501,235
State of Maryland
5.25%, 03/01/2017	500,000	526,665
5.00%, 11/01/2018	3,000,000	3,332,760
5.00%, 03/01/2020	6,000,000	6,926,100
5.00%, 08/01/2022	3,000,000	3,652,440

		33,403,420

Massachusetts - 2.66%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,573,393
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,881,639
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,374,156
Massachusetts Bay Transportation Authority
5.00%, 07/01/2026	2,000,000	2,482,900
Massachusetts Department of Transportation
5.00%, 01/01/2019	1,500,000	1,667,175
Massachusetts Development Finance Agency
1.05%, 11/01/2017	1,000,000	1,000,080
0.49%, 07/01/2050	4,000,000	3,971,520
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,562,595
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,137,680
0.89%, 07/01/2038	5,000,000	4,999,700
Massachusetts School Building Authority
5.00%, 01/15/2028	3,000,000	3,654,000

		35,304,838

Michigan - 3.40%
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	3,000,000	3,309,600
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	844,042
5.00%, 10/01/2022	800,000	906,280
5.00%, 10/01/2023	500,000	568,560
5.00%, 10/01/2024	765,000	869,813
Holly Area School District
4.00%, 05/01/2017	500,000	520,010
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,588,812
5.00%, 05/01/2021	1,385,000	1,615,741
Michigan Finance Authority
5.00%, 07/01/2030	600,000	693,606
5.00%, 07/01/2033	250,000	281,553
Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,500,000	3,490,305
1.40%, 11/15/2047	7,565,000	7,600,026
1.50%, 11/15/2047	6,000,000	6,045,300
University of Michigan
5.00%, 04/01/2017	5,220,000	5,498,383
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	274,760
5.00%, 12/01/2019	200,000	224,818
5.00%, 12/01/2020	200,000	228,688
5.00%, 12/01/2021	400,000	464,076
5.00%, 12/01/2022	200,000	234,698

5.00%, 12/01/2023	400,000	473,504
5.00%, 12/01/2024	250,000	297,625
5.00%, 12/01/2027	3,000,000	3,452,370
5.00%, 12/01/2040	4,000,000	4,469,960
5.00%, 12/01/2042	1,000,000	1,087,410

		45,039,940

Minnesota - 0.68%
City of Rochester MN
5.00%, 12/01/2025	850,000	921,808
5.25%, 12/01/2038	1,000,000	1,043,910
Forest Lake Independent School District No 831
5.00%, 02/01/2017	2,805,000	2,931,730
State of Minnesota
5.00%, 06/01/2017	2,010,000	2,131,002
5.00%, 11/01/2018	1,830,000	2,032,435

		9,060,885

Mississippi - 1.18%
Mississippi Business Finance Corp
0.40%, 05/01/2037	1,000,000	999,560
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,550,220
4.00%, 10/15/2018	2,100,000	2,259,978
5.00%, 10/15/2019	4,545,000	5,155,257
5.00%, 10/15/2020	1,750,000	2,027,673
5.00%, 10/15/2021	1,300,000	1,534,988
5.00%, 10/15/2022	1,750,000	2,096,990

		15,624,666

Missouri - 0.59%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 02/01/2029	1,000,000	1,161,660
5.00%, 02/01/2036	200,000	224,904
4.00%, 02/01/2040	100,000	101,029
5.00%, 08/01/2040	1,145,000	1,197,727
5.00%, 02/01/2045	300,000	331,692
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,272,166
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,275,000	1,377,281
5.13%, 08/15/2045	200,000	199,988

		7,866,447

Nevada - 0.76%
Clark County School District
5.00%, 06/15/2018	4,000,000	4,306,080
County of Clark NV
5.00%, 11/01/2032	3,000,000	3,548,760
Las Vegas Valley Water District
5.00%, 06/01/2039	1,950,000	2,264,242

		10,119,082

New Hampshire - 0.19%
New Hampshire Business Finance Authority
4.00%, 01/01/2017	520,000	533,712
4.00%, 01/01/2018	545,000	569,705
4.00%, 01/01/2019	565,000	598,945
5.00%, 01/01/2024	720,000	829,865

		2,532,227

New Jersey - 3.20%
City of Millville NJ
2.00%, 07/15/2016	1,070,000	1,077,394
City of Trenton NJ
4.00%, 07/15/2016	600,000	608,826

New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,847,130
4.00%, 01/01/2020	115,000	116,864
5.00%, 03/01/2024	2,405,000	2,627,799
5.00%, 06/15/2025	5,000,000	5,480,500
5.50%, 01/01/2027	500,000	580,860
5.63%, 11/15/2030	2,095,000	2,345,164
5.63%, 01/01/2052	2,000,000	2,236,240
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	855,000	919,493
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2024	2,500,000	2,878,525
5.00%, 07/01/2025	1,580,000	1,807,014
5.00%, 07/01/2031	430,000	476,053
5.63%, 07/01/2032	380,000	441,583
5.00%, 07/01/2046	575,000	627,607
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	551,090
5.50%, 12/01/2021	1,000,000	1,145,350
5.00%, 12/01/2044	1,000,000	1,028,210
New Jersey Housing & Mortgage Finance Agency
0.80%, 11/01/2017	3,000,000	2,989,020
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,977,131
5.00%, 12/15/2023	2,700,000	2,990,466
5.00%, 06/15/2025	450,000	488,349
0.00%, 12/15/2026	2,400,000	1,449,816
New Jersey Turnpike Authority
5.00%, 01/01/2017	255,000	265,575
Tobacco Settlement Financing Corp/NJ
4.63%, 06/01/2026	2,500,000	2,494,775

		42,450,834

New Mexico - 0.34%
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	604,503
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,841,929

		4,446,432

New York - 13.20%
Binghamton City School District
2.00%, 11/18/2016	1,400,000	1,412,936
Build NYC Resource Corp
5.00%, 08/01/2022	200,000	232,482
5.00%, 08/01/2023	230,000	269,082
5.00%, 01/01/2035	3,000,000	3,205,890
Chautauqua County Capital Resource Corp
1.30%, 11/01/2031	1,100,000	1,100,000
City of New York NY
5.00%, 08/01/2017	6,365,000	6,784,199
5.00%, 08/01/2018	8,850,000	9,729,070
5.00%, 08/01/2021	6,000,000	7,103,880
0.56%, 08/01/2025	500,000	497,110
5.00%, 08/01/2027	2,975,000	3,635,629
5.00%, 08/01/2028	3,975,000	4,842,504
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,120,560
5.00%, 09/01/2022	2,350,000	2,798,333
5.00%, 09/01/2025	1,015,000	1,235,285
County of Erie NY
5.00%, 06/01/2017	1,000,000	1,059,190

5.00%, 09/15/2017	550,000	588,731
5.00%, 06/01/2018	500,000	546,610
5.00%, 09/15/2018	365,000	402,544
5.00%, 06/01/2019	1,000,000	1,124,180
5.00%, 09/15/2019	500,000	566,465
5.00%, 06/01/2020	500,000	575,895
5.00%, 09/15/2020	350,000	405,808
5.00%, 06/01/2021	750,000	881,895
5.00%, 09/15/2021	225,000	266,051
5.00%, 06/01/2025	1,630,000	2,006,383
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,211,045
County of Suffolk NY
2.00%, 07/27/2016	5,000,000	5,034,500
1.50%, 09/30/2016	7,500,000	7,537,350
East Rockaway Union Free School District
1.50%, 06/21/2016	1,750,000	1,756,055
Metropolitan Transportation Authority
5.00%, 11/15/2019	1,290,000	1,465,376
1.01%, 11/01/2026	520,000	520,317
5.00%, 11/15/2029	10,000,000	11,978,800
0.77%, 11/01/2032	1,000,000	994,930
Nassau County Industrial Development Agency
6.50%, 01/01/2034 (1)	300,000	299,262
6.70%, 01/01/2049 (1)	285,000	281,489
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,829,108
5.00%, 02/01/2019	1,000,000	1,116,420
0.24%, 11/01/2022	5,000,000	5,000,000
0.30%, 11/01/2022	6,000,000	6,000,000
5.00%, 11/01/2028	3,250,000	3,966,105
5.00%, 11/01/2029	2,000,000	2,407,780
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,249,298
New York Convention Center Development Corp
5.00%, 11/15/2033	3,000,000	3,553,680
New York Liberty Development Corp
5.25%, 10/01/2035	1,500,000	1,797,660
5.38%, 11/15/2040	1,500,000	1,587,060
5.00%, 11/15/2044	1,500,000	1,546,470
New York State Dormitory Authority
5.00%, 03/15/2016	1,000,000	1,009,160
5.00%, 03/15/2017	2,750,000	2,892,752
5.00%, 03/15/2018	4,000,000	4,348,680
5.00%, 12/15/2018	1,105,000	1,150,371
5.00%, 03/15/2019	3,500,000	3,924,550
5.00%, 07/01/2022	250,000	296,580
5.00%, 07/01/2023	250,000	298,832
5.00%, 05/01/2024	4,870,000	5,835,867
5.00%, 07/01/2024	250,000	301,128
5.00%, 07/01/2025	250,000	302,963
5.00%, 03/15/2027	2,500,000	3,056,300
New York State Thruway Authority
5.00%, 05/01/2019	11,000,000	12,333,200
New York State Urban Development Corp
5.00%, 03/15/2020	3,215,000	3,693,006
5.00%, 03/15/2035	2,800,000	3,268,104
New York Transportation Development Corp
5.00%, 01/01/2023	125,000	147,284

Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,197,700
5.00%, 10/15/2033	3,500,000	4,030,565
Sales Tax Asset Receivable Corp
5.00%, 10/15/2017	1,500,000	1,611,345
Suffolk County Economic Development Corp
5.00%, 07/01/2028	300,000	356,664
5.00%, 07/01/2028	1,750,000	1,920,258
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	559,950

		175,058,676

North Carolina - 2.38%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,720,275
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,307,680
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,749,507
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	552,745
5.00%, 06/01/2021	500,000	570,390
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,116,760
5.00%, 01/01/2021	1,420,000	1,585,799
5.00%, 01/01/2021	1,965,000	2,311,803
5.00%, 01/01/2026	5,000,000	5,583,800
North Carolina Medical Care Commission
6.25%, 07/01/2035	1,000,000	1,127,090
5.00%, 09/01/2037	1,500,000	1,509,330
4.88%, 07/01/2040	550,000	566,423
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,259,445
5.00%, 01/01/2025	2,935,000	3,268,504
5.00%, 01/01/2026	2,515,000	2,800,780
State of North Carolina
5.00%, 06/01/2017	2,400,000	2,544,840

		31,575,171

North Dakota - 0.04%
City of Hazen ND
2.50%, 07/01/2017	500,000	500,000

Ohio - 1.86%
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	2,000,000	1,849,700
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,304,570
Clermont County Port Authority
5.00%, 12/01/2029	750,000	884,707
5.00%, 12/01/2030	850,000	997,075
5.00%, 12/01/2031	650,000	759,428
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,946,075
Ohio Air Quality Development Authority
5.70%, 08/01/2020	1,500,000	1,651,500
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	1,991,480
Ohio Water Development Authority
4.00%, 12/01/2033	3,285,000	3,420,933
Southeastern Ohio Port Authority
5.75%, 12/01/2032	220,000	239,417
5.50%, 12/01/2043	1,000,000	1,064,340

State of Ohio
4.00%, 09/01/2021	3,980,000	4,526,534
1.70%, 11/01/2022	3,000,000	2,999,160

		24,634,919

Oklahoma - 0.31%
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,090,740
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	522,920
Oklahoma County Finance Authority
5.70%, 04/01/2025 (1)	700,000	684,719
5.13%, 04/01/2042 (1)	1,900,000	1,786,437

		4,084,816

Oregon - 0.40%
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,255,040
State of Oregon Housing & Community Services Department
0.80%, 08/01/2018	3,000,000	2,995,530

		5,250,570

Pennsylvania - 7.38%
Allegheny County Airport Authority
5.00%, 01/01/2017	1,755,000	1,824,235
Beaver County Industrial Development Authority
3.50%, 12/01/2035	3,285,000	3,365,844
Butler County Hospital Authority
0.13%, 10/01/2042	9,510,000	9,510,000
Central Greene School District
5.00%, 02/15/2018	860,000	926,891
Chester County Industrial Development Authority
0.65%, 02/01/2017	3,350,000	3,334,221
City of Philadelphia PA
2.00%, 08/01/2016	5,805,000	5,852,775
5.00%, 08/01/2017	2,000,000	2,125,880
5.00%, 08/01/2023	3,000,000	3,543,720
5.00%, 07/15/2026	2,475,000	2,898,819
5.00%, 08/01/2028	6,000,000	7,084,680
Commonwealth of Pennsylvania
3.10%, 06/01/2016	1,000,000	1,009,310
5.00%, 04/01/2017	1,000,000	1,052,310
5.00%, 08/15/2021	1,015,000	1,195,812
5.00%, 03/15/2023	9,970,000	11,934,389
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,932,184
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	174,561
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,355,781
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,206,460
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,756,675
5.25%, 01/01/2040	1,510,000	1,513,201
Northampton County General Purpose Authority
5.50%, 08/15/2040	125,000	134,639
Pennsylvania Economic Development Financing Authority
0.55%, 08/01/2045	2,000,000	1,999,840
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2024	3,005,000	3,611,499
5.00%, 06/15/2025	1,855,000	2,241,118
1.20%, 11/01/2031	2,500,000	2,492,375
Pennsylvania State University
5.00%, 03/01/2017	1,500,000	1,574,805

Reading School District
5.00%, 02/01/2018	1,450,000	1,549,020
5.00%, 02/01/2019	1,660,000	1,815,310
5.00%, 02/01/2020	1,000,000	1,115,430
5.00%, 02/01/2020	1,000,000	1,115,430
5.00%, 02/01/2021	1,000,000	1,132,070
5.00%, 02/01/2022	1,920,000	2,195,693
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,530,831
State Public School Building Authority
5.00%, 04/01/2023	2,500,000	2,739,125
5.00%, 06/15/2025	3,000,000	3,527,880
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	501,078

		97,873,891

Puerto Rico - 0.16%
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,501,005
5.50%, 07/01/2019	500,000	515,150
5.25%, 07/01/2027	145,000	143,196

		2,159,351

Rhode Island - 0.10%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,333,440

South Carolina - 2.28%
City of Woodruff SC Sewer System Revenue
1.05%, 04/01/2017	3,000,000	2,994,480
Piedmont Municipal Power Agency
5.00%, 01/01/2017	13,185,000	13,715,828
Scago Educational Facilities Corp for Sumter County School 17
4.00%, 12/01/2019	630,000	678,296
4.00%, 12/01/2021	1,895,000	2,069,643
Scago Educational Facilities Corp for Union School District
5.00%, 12/01/2023	1,060,000	1,258,135
South Carolina State Public Service Authority
5.00%, 12/01/2050	8,640,000	9,510,394

		30,226,776

South Dakota - 0.36%
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	465,768
5.00%, 09/01/2019	300,000	336,045
5.00%, 11/01/2029	800,000	935,920
5.00%, 11/01/2030	1,000,000	1,164,350
5.00%, 11/01/2042	145,000	158,823
5.00%, 11/01/2045	1,500,000	1,684,215

		4,745,121

Tennessee - 1.58%
Chattanooga Health Educational & Housing Facility Board
4.00%, 10/01/2016	2,120,000	2,169,205
3.00%, 10/01/2018	500,000	520,570
3.00%, 10/01/2019	600,000	626,112
5.00%, 10/01/2021	1,000,000	1,144,280
5.00%, 10/01/2022	325,000	374,419
5.00%, 10/01/2030	500,000	557,470
5.00%, 10/01/2032	1,215,000	1,348,322
5.00%, 10/01/2035	2,260,000	2,498,227
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,169,420
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2017	8,000,000	8,500,320

Tennessee Energy Acquisition Corp
5.00%, 09/01/2016	1,020,000	1,048,570

		20,956,915

Texas - 9.41%
Austin Convention Enterprises Inc
5.25%, 01/01/2024	1,330,000	1,368,038
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	567,493
Central Texas Regional Mobility Authority
5.00%, 01/01/2016	1,175,000	1,175,000
5.00%, 01/01/2022	990,000	1,146,479
5.00%, 01/01/2034	1,475,000	1,672,665
5.00%, 01/01/2042	1,335,000	1,411,496
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,800,225
City of Austin TX
5.00%, 09/01/2019	610,000	693,057
5.00%, 09/01/2033	2,920,000	3,520,294
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,762,652
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,590,810
City of San Antonio TX
5.00%, 02/01/2017	4,300,000	4,501,842
5.00%, 02/01/2026	2,190,000	2,697,708
City Public Service Board of San Antonio TX
5.00%, 02/01/2017	2,075,000	2,171,944
5.00%, 02/01/2017	1,175,000	1,230,025
5.00%, 02/01/2032	4,250,000	4,447,625
3.00%, 12/01/2045	5,000,000	5,306,900
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,178,490
Cypress-Fairbanks Independent School District
5.00%, 02/15/2017	1,205,000	1,262,924
5.00%, 02/15/2021	4,720,000	5,539,534
3.00%, 02/15/2040	4,000,000	4,126,000
3.00%, 02/15/2040	5,000,000	5,225,150
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,073,810
Fort Bend Independent School District
0.66%, 08/01/2040	2,500,000	2,499,150
Harris County Cultural Education Facilities Finance Corp
4.00%, 12/01/2016	500,000	514,730
5.00%, 06/01/2018	3,000,000	3,268,440
Houston Independent School District
0.95%, 06/01/2035	1,000,000	999,860
Love Field Airport Modernization Corp
5.00%, 11/01/2028	250,000	274,950
5.25%, 11/01/2040	1,435,000	1,578,141
Lower Colorado River Authority
5.00%, 05/15/2020	340,000	388,317
Mission Economic Development Corp
0.50%, 01/01/2020	1,500,000	1,500,000
0.60%, 01/01/2026	4,500,000	4,500,090
New Hope Cultural Education Facilities Corp
5.00%, 07/01/2035	2,000,000	2,114,500
5.00%, 07/01/2047	1,075,000	1,106,078
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,362,640

North Texas Tollway Authority
5.00%, 01/01/2031	650,000	737,756
5.00%, 01/01/2033	3,150,000	3,584,480
6.25%, 01/01/2039	340,000	385,706
5.00%, 01/01/2040	2,000,000	2,229,060
5.00%, 01/01/2045	5,000,000	5,573,950
State of Texas
5.00%, 04/01/2017	1,500,000	1,580,190
5.00%, 10/01/2019	1,950,000	2,221,440
5.00%, 04/01/2020	2,845,000	3,101,960
5.00%, 10/01/2032	5,000,000	6,021,350
Tarrant County Cultural Education Facilities Finance Corp
5.00%, 11/15/2035	1,750,000	1,814,715
5.00%, 11/15/2040	1,800,000	1,839,258
Texas Municipal Gas Acquisition & Supply Corp I
1.79%, 12/15/2026	2,000,000	1,794,240
6.25%, 12/15/2026	4,750,000	5,846,063
Texas Municipal Gas Acquisition & Supply Corp III
5.00%, 12/15/2032	3,000,000	3,253,980
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	6,158,600

		124,719,805

Utah - 0.57%
State of Utah
5.00%, 07/01/2016	800,000	818,208
Utah Transit Authority
0.00%, 06/15/2035	16,935,000	6,795,677

		7,613,885

Virgin Islands - 0.25%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,294,870

Virginia - 4.09%
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	222,718
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,075,890
County of Botetourt VA
6.00%, 07/01/2034	1,500,000	1,569,960
County of Fairfax VA
5.00%, 10/01/2017	5,320,000	5,708,254
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,879,748
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	556,330
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,146,130
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,021,640
5.00%, 07/01/2047	2,000,000	2,035,440
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	752,180
Virginia College Building Authority
5.00%, 09/01/2016	1,000,000	1,029,890
5.00%, 02/01/2017	500,000	523,525
5.00%, 02/01/2017	200,000	209,410
5.00%, 07/01/2030	500,000	523,455
5.00%, 07/01/2045	500,000	504,885
5.00%, 07/01/2045	1,000,000	1,009,770
Virginia Commonwealth Transportation Board
5.00%, 05/15/2021	2,280,000	2,697,080

Virginia Public School Authority
5.00%, 08/01/2017	1,310,000	1,397,128
5.00%, 07/15/2018	1,510,000	1,661,015
5.00%, 08/01/2018	1,020,000	1,122,143
5.00%, 07/15/2020	3,000,000	3,490,560
5.00%, 08/01/2021	6,000,000	7,117,980
5.00%, 08/01/2022	2,505,000	3,035,835
5.00%, 08/01/2027	3,000,000	3,706,680
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,555,000	1,643,822
5.50%, 01/01/2042	3,250,000	3,570,840
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	5,026,350

		54,238,658

Washington - 1.45%
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,098,490
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,000,000	1,119,070
State of Washington
5.00%, 02/01/2020	2,420,000	2,778,959
5.00%, 07/01/2021	1,200,000	1,425,264
5.00%, 08/01/2027	550,000	677,957
5.00%, 07/01/2031	5,000,000	5,973,800
Tobacco Settlement Authority
5.00%, 06/01/2016	3,055,000	3,108,860
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,233,099
5.00%, 10/01/2021	1,510,000	1,782,102

		19,197,601

West Virginia - 0.07%
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	982,270

Wisconsin - 0.39%
County of La Crosse WI
3.00%, 10/01/2017	510,000	529,303
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,092,200
5.00%, 11/01/2020	2,005,000	2,344,306
Wisconsin Health & Educational Facilities Authority
5.00%, 08/15/2016	500,000	512,995
5.00%, 12/01/2022	560,000	661,074

		5,139,878

Total Municipal Bonds (Cost $1,290,655,079)		$1,304,645,415

	Shares	Value
SHORT-TERM INVESTMENTS - 1.04%
Money Market Funds - 1.04%
Fidelity Institutional Money Market Government Portfolio – Class I, 0.12%	6,922,753	$6,922,753
Goldman Sachs Financial Square Treasury Solutions Fund – Class I, 0.11%	6,922,752	6,922,752

Total Short-Term Investments (Cost $13,845,505)		$13,845,505

TOTAL INVESTMENTS IN SECURITIES - 99.46% (Cost $1,304,500,584)		$1,318,490,920
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.54%		7,076,722

TOTAL NET ASSETS - 100.00%		$1,325,567,642

(1)	Securitiy is treated as illiquid by the Fund. The value of these securities totals $3,996,134, which represents 0.30% of total net assets.

Municipal Bonds

Alabama	1.42%
Alaska	0.36%
Arizona	0.78%
Arkansas	0.06%
California	6.47%
Colorado	0.52%
Connecticut	4.22%
Delaware	0.00%
District of Columbia	0.19%
Florida	6.96%
Georgia	0.96%
Guam	0.12%
Hawaii	0.18%
Idaho	0.24%
Illinois	8.26%
Indiana	2.70%
Iowa	0.14%
Kansas	0.37%
Kentucky	0.78%
Louisiana	1.89%
Maryland	2.52%
Massachusetts	2.66%
Michigan	3.40%
Minnesota	0.68%
Mississippi	1.18%
Missouri	0.59%
Nevada	0.76%
New Hampshire	0.19%
New Jersey	3.20%
New Mexico	0.34%
New York	13.20%
North Carolina	2.38%
North Dakota	0.04%
Ohio	1.86%
Oklahoma	0.31%
Oregon	0.40%
Pennsylvania	7.38%
Puerto Rico	0.16%
Rhode Island	0.10%
South Carolina	2.28%
South Dakota	0.36%
Tennessee	1.58%
Texas	9.41%
Utah	0.57%
Virgin Islands	0.25%
Virginia	4.09%
Washington	1.45%
West Virginia	0.07%
Wisconsin	0.39%

Total Municipal Bonds	98.42%

SHORT-TERM INVESTMENTS	1.04%

TOTAL INVESTMENTS IN SECURITIES	99.46%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.54%

TOTAL NET ASSETS	100.00%

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 96.95%
Consumer Discretionary - 19.25%
Aaron’s, Inc.	229	$5,127
Advance Auto Parts, Inc.	49,198	7,404,791
Amazon.com, Inc. (1)	125,335	84,712,673
AMC Networks, Inc. (1)	1,469	109,705
Aramark	4,301	138,707
AutoNation, Inc. (1)	1,781	106,254
Autozone, Inc. (1)	15,920	11,811,207
Bed Bath & Beyond, Inc. (1)	4,129	199,224
Borgwarner, Inc.	218,077	9,427,469
Brinker International, Inc.	1,460	70,007
Brunswick Corp.	1,631	82,382
Cabela’s, Inc. (1)	115	5,374
Cablevision Systems Corp.	697	22,234
CarMax, Inc. (1)	5,080	274,168
Carter’s, Inc.	1,273	113,335
CBS Corp.	11,924	561,978
Charter Communications, Inc. - Class A (1)	1,834	335,805
Chipotle Mexican Grill, Inc. (1)	755	362,287
Choice Hotels International, Inc.	846	42,647
Cinemark Holdings, Inc.	2,766	92,467
Clear Channel Outdoor Holdings, Inc. (1)	338	1,889
Coach, Inc.	924	30,243
Comcast Corp. - Class A	54,857	3,095,581
CST Brands, Inc.	1,531	59,923
D.R. Horton, Inc.	3,244	103,905
Darden Restaurants, Inc.	598	38,057
Delphi Automotive Plc	6,958	596,509
Dick’s Sporting Goods, Inc.	1,513	53,485
Dillard’s, Inc.	68	4,468
Discovery Communications, Inc. - Class A (1)	3,382	90,232
Discovery Communications, Inc. - Class C (1)	6,154	155,204
Dish Network Corp. (1)	3,590	205,276
Dollar General Corp.	219,087	15,745,783
Dollar Tree, Inc. (1)	5,589	431,583
Domino’s Pizza, Inc.	1,368	152,190
DSW, Inc.	105	2,505
Dunkin’ Brands Group, Inc.	2,297	97,829
Expedia, Inc.	2,538	315,473
Extended Stay America, Inc.	1,426	22,673
Foot Locker, Inc.	2,923	190,258
Fossil Group, Inc. (1)	821	30,016
Gap, Inc.	5,764	142,371
Gentex Corp.	3,511	56,211
Genuine Parts Co.	3,405	292,455
GNC Holdings, Inc.	2,067	64,118
GoPro, Inc. (1)	2,130	38,361
Groupon, Inc. (1)	11,821	36,290
H&R Block, Inc.	5,348	178,142
Hanesbrands, Inc.	9,670	284,588
Harley-Davidson, Inc.	2,763	125,413
Harman International Industries, Inc.	1,725	162,512
Hasbro, Inc.	2,192	147,653
Hilton Worldwide Holdings, Inc.	12,497	267,436
Home Depot, Inc.	31,512	4,167,462
Industria De Diseno Textil SA -ADR	667,504	11,514,444
International Game Technology Plc	1,513	24,480
Interpublic Group of Companies, Inc.	9,945	231,520
Jarden Corp. (1)	5,086	290,512
JD.com, Inc. - ADR (1)	91,355	2,947,569
Johnson Controls, Inc.	3,484	137,583
Kate Spade & Co. (1)	3,047	54,145

L Brands, Inc.	6,008	575,687
Las Vegas Sands Corp.	8,822	386,757
Lear Corp.	1,428	175,401
Leggett & Platt, Inc.	3,345	140,557
Lennar Corp. - Class A	1,628	79,626
Lennar Corp. - Class B	157	6,308
Liberty Interactive Corp. (1)	5,312	145,124
Liberty Venture Group (1)	3,503	158,020
Lions Gate Entertainment Corp.	2,266	73,396
Live Nation Entertainment, Inc. (1)	3,476	85,405
LKQ Corp. (1)	7,342	217,543
Lowes Companies, Inc.	684,630	52,059,265
lululemon athletica, Inc. (1)	2,709	142,141
Macy’s, Inc.	5,493	192,145
Markit Ltd. (1)	273,440	8,249,685
Marriott International, Inc.	151,471	10,154,616
McDonalds Corp.	70,680	8,350,135
MGM Resorts International (1)	726	16,495
Michael Kors Holdings Ltd. (1)	4,460	178,668
Mohawk Industries, Inc. (1)	1,048	198,481
Morningstar, Inc.	486	39,079
MSG Network, Inc. (1)	254,903	5,301,982
Murphy USA, Inc. (1)	66	4,009
Netflix, Inc. (1)	180,484	20,643,760
Newell Rubbermaid, Inc.	243,271	10,723,386
Nike, Inc.	645,522	40,345,125
Nordstrom, Inc.	3,384	168,557
Norwegian Cruise Line Holdings Ltd. (1)	109,478	6,415,411
NVR, Inc. (1)	98	161,014
Office Depot, Inc. (1)	2,313	13,045
Omnicom Group, Inc.	5,905	446,772
O’Reilly Automotive, Inc. (1)	2,455	622,146
Panera Bread Co. (1)	618	120,374
Penske Automotive Group, Inc.	382	16,174
Polaris Industries, Inc.	1,607	138,122
Ralph Lauren Corp.	79	8,807
Regal Entertainment Group	1,976	37,287
Ross Stores, Inc.	10,024	539,391
Sally Beauty Holdings, Inc. (1)	294,411	8,211,123
Scripps Networks Interactive, Inc.	2,182	120,468
Sears Holdings Corp. (1)	33	679
Service Corp. International	4,908	127,706
Servicemaster Global Holdings, Inc. (1)	2,453	96,256
Shake Shack, Inc. (1)	61,919	2,451,992
Signet Jewelers Ltd.	1,934	239,216
Sirius XM Holdings, Inc. (1)	55,492	225,852
Six Flags Enertainment Corp.	1,712	94,057
Skechers USA, Inc. (1)	2,988	90,268
Starbucks Corp.	663,990	39,859,320
Starwood Hotels & Resorts Worldwide, Inc.	4,114	285,018
Starz Series A (1)	2,137	71,590
Steven Madden Ltd. (1)	121,484	3,671,247
Target Corp.	1,265	91,852
Tempur Sealy International, Inc. (1)	1,457	102,660
Tesla Motors, Inc. (1)	38,705	9,289,587
The Madison Square Garden Co. (1)	51,565	8,343,217
The Michaels Companies, Inc. (1)	1,496	33,077
The Priceline Group, Inc. (1)	29,750	37,929,762
Thor Industries, Inc.	1,089	61,148
Tiffany & Co.	2,064	157,463
Time Warner Cable, Inc.	6,865	1,274,075
Time Warner, Inc.	10,281	664,872
TJX Companies, Inc.	16,488	1,169,164
Toll Brothers, Inc. (1)	1,463	48,718
Topbuild Corp. (1)	924	28,431
Tractor Supply Co.	3,316	283,518
TripAdvisor, Inc. (1)	2,714	231,369
Tupperware Brands Corp.	1,126	62,662

Twenty-First Century Fox, Inc. - Class A	19,323	524,813
Twenty-First Century Fox, Inc. - Class B	8,073	219,828
Ulta Salon Cosmetcs & Fragrance, Inc. (1)	1,563	289,155
Under Armour, Inc. (1)	135,755	10,943,211
Urban Outfitters, Inc. (1)	2,219	50,482
VF Corp.	150,723	9,382,507
Viacom, Inc. - Class A	329	14,473
Viacom, Inc. - Class B	100,791	4,148,558
Vista Outdoor, Inc. (1)	199	8,858
Visteon Corp. (1)	974	111,523
Walt Disney Co.	317,522	33,365,212
Whirlpool Corp.	143	21,002
Williams-Sonoma, Inc.	64,761	3,782,690
Wyndham Worldwide Corp.	2,898	210,540
Wynn Resorts Ltd.	1,717	118,799
Yum! Brands, Inc.	10,469	764,760

		505,066,862

Consumer Staples - 7.59%
Altria Group, Inc.	44,858	2,611,184
Blue Buffalo Pet Products, Inc. (1)	605	11,320
Brown Forman Corp. - Class A	607	66,837
Brown Forman Corp. - Class B	2,634	261,504
Campbell Soup Co.	2,497	131,217
Church & Dwight Co., Inc.	3,153	267,627
Clorox Co.	2,516	319,104
Coca Cola Co.	95,052	4,083,434
Coca-Cola Enterprises, Inc.	5,659	278,649
Colgate Palmolive Co.	367,496	24,482,584
ConAgra Foods, Inc.	1,387	58,476
Constellation Brands, Inc.	3,945	561,926
Costco Wholesale Corp.	155,273	25,076,589
Coty, Inc.	1,986	50,902
CVS Health Corp.	126,342	12,352,457
Dr Pepper Snapple Group, Inc.	4,648	433,194
Flowers Foods, Inc.	3,701	79,534
General Mills, Inc.	14,450	833,187
Herbalife Ltd. (1)	1,540	82,575
Hormel Foods Corp.	3,235	255,824
Ingredion, Inc.	210	20,126
Kellogg Co.	246,111	17,786,442
Keurig Green Mountain, Inc.	3,126	281,277
Kimberly Clark Corp.	6,994	890,336
Kraft Heinz Co.	14,356	1,044,543
Kroger Co.	23,794	995,303
Estee Lauder Companies, Inc.	5,071	446,552
McCormick & Co, Inc.	3,111	266,177
Mead Johnson Nutrition Co	29,651	2,340,946
Mondelez International, Inc.	629,722	28,236,734
Monster Beverage Corp. (1)	33,383	4,972,732
Nu Skin Enterprises, Inc.	294	11,140
PepsiCo, Inc.	35,802	3,577,336
Philip Morris International, Inc.	18,718	1,645,499
Pilgrim’s Pride Corp.	165	3,645
Procter & Gamble Co.	336,390	26,712,730
Reynolds American, Inc.	216,651	9,998,444
Rite Aid Corp. (1)	14,019	109,909
Spectrum Brands Holdings, Inc.	604	61,487
Sprouts Farmers Market, Inc. (1)	3,660	97,319
Sysco Corp.	4,485	183,885
The Hain Celestial Group, Inc. (1)	2,492	100,652
The Hershey Co.	3,520	314,230
The J.M. Smucker Co.	60,750	7,492,905
Tyson Foods, Inc.	359	19,145
Walgreens Boots Alliance, Inc.	3,128	266,365
WhiteWave Foods Co. (1)	4,234	164,745
Whole Foods Market, Inc.	561,698	18,816,883

		199,155,611

Energy - 3.52%
Cabot Oil & Gas Corp.	9,979	176,528
Continental Resources, Inc. (1)	674	15,489
Core Laboratories NV	119,179	12,959,524
CVR Energy, Inc.	153	6,021
EOG Resources, Inc.	41,822	2,960,579
Exxon Mobil Corp.	274,940	21,431,573
FMC Technologies, Inc. (1)	3,692	107,105
Halliburton Co.	221,660	7,545,306
HollyFrontier Corp.	693	27,644
Marathon Petroleum Corp.	973	50,440
Memorial Resource Development Corp. (1)	2,259	36,483
Oceaneering International, Inc.	413	15,496
ONEOK, Inc.	2,243	55,312
Range Resources Corp.	267	6,571
RPC, Inc.	172	2,055
Schlumberger Ltd.	596,749	41,623,243
Suncor Energy, Inc.	183,372	4,730,998
Targa Resources Corp.	653	17,670
Teekay Corp.	432	4,264
Tesoro Corp.	184	19,388
The Williams Companies, Inc.	18,044	463,731
World Fuel Services Corp.	312	12,000

		92,267,420

Financials - 7.92%
Affiliated Managers Group, Inc. (1)	50,479	8,064,525
Ally Financial, Inc. (1)	851	15,863
American Express Co.	4,034	280,565
American Tower Corp.	10,296	998,197
Ameriprise Financial, Inc.	3,652	388,646
Amtrust Financial Services, Inc.	52	3,202
Aon Plc	110,850	10,221,478
Arthur J. Gallagher & Co.	2,225	91,091
Artisan Partners Asset Management, Inc.	848	30,579
Bank of America Corp.	1,341,620	22,579,465
Bank of New York Mellon Corp.	2,891	119,167
Berkshire Hathaway, Inc. - Class B (1)	2,905	383,576
BlackRock, Inc.	961	327,240
Boston Properties, Inc.	3,405	434,274
CBOE Holdings, Inc.	2,060	133,694
CBRE Group, Inc. (1)	6,903	238,706
Charles Schwab Corp.	251,454	8,280,380
Columbia Property Trust, Inc.	365	8,570
Credit Acceptance Corp (1)	203	43,446
Crown Castle International Corp.	8,097	699,986
Digital Realty Trust, Inc.	2,022	152,904
Eaton Vance Corp.	2,874	93,204
Empire State Realty Trust, Inc.	1,253	22,642
Encore Capital Group, Inc. (1)	159,829	4,647,827
Equinix, Inc.	68,295	20,652,408
Equity Lifestyle Properties, Inc.	2,117	141,140
Erie Indemnity Co.	609	58,245
Extra Space Storage, Inc.	2,994	264,101
Federal Realty Investment Trust	1,687	246,471
Federated Investors, Inc.	2,238	64,119
Four Corners Property Trust, Inc. (1)	199	4,808
Gaming and Leisure Properties, Inc.	287	7,979
Harford Financial Services Group, Inc.	198,430	8,623,768
Healthcare Trust of America, Inc.	293	7,902
Interactive Brokers Group, Inc.	180	7,848
Intercontinental Exchange, Inc.	97,976	25,107,330
Invesco Ltd.	1,285	43,022
Iron Mountain, Inc.	1,970	53,210
Jones Lang LaSalle, Inc.	780	124,691
Lamar Advertising Co.	1,978	118,640
Lazard Ltd.	3,061	137,776
Legg Mason, Inc.	763	29,932
LendingClub Corp. (1)	1,594	17,614
Leucadia National Corp.	1,051	18,277

LPL Financial Holdings, Inc.	2,033	86,707
Markel Corp. (1)	38	33,567
Marsh & McLennan Companies, Inc.	7,768	430,736
McGraw Hill Financial, Inc.	6,635	654,078
Moody’s Corp.	110,382	11,075,730
Morgan Stanley	236,600	7,526,246
MSCI, Inc.	2,488	179,459
Northstar Asset Management Group, Inc.	4,627	56,172
Omega Healthcare Investors, Inc.	1,187	41,521
Onemain Holdings, Inc. (1)	204,990	8,515,285
Plum Creek Timber Co., Inc.	1,719	82,031
Post Properties, Inc.	440	26,030
Public Storage	3,212	795,612
Realogy Holdings Corp. (1)	1,273	46,681
Santander Consumer USA Holding, Inc. (1)	119	1,886
SEI Investments Co.	3,374	176,798
Signature Bank (1)	104,105	15,966,584
Simon Property Group, Inc.	7,557	1,469,383
SLM Corp. (1)	9,348	60,949
State Street Corp.	344,920	22,888,891
SVB Financial Group (1)	769	91,434
T. Rowe Price Group, Inc.	6,330	452,532
Tanger Factory Outlet Centers, Inc.	2,389	78,120
Taubman Centers, Inc.	548	42,042
TD Ameritrade Holding Corp.	5,451	189,204
The Howard Hughes Corp. (1)	383	43,340
Waddell & Reed Financial, Inc.	1,887	54,081
Wells Fargo & Co.	414,250	22,518,630
Welltower, Inc	3,815	259,534
Weyerhaeuser Co.	1,063	31,869

		207,863,640

Healthcare - 15.93%
AbbVie, Inc.	40,114	2,376,353
Acadia Healthcare Co., Inc. (1)	1,234	77,076
Aetna, Inc.	71,903	7,774,152
Agios Pharmaceuticals, Inc. (1)	617	40,056
Akorn, Inc. (1)	1,871	69,807
Alere, Inc. (1)	1,305	51,012
Alexion Pharmaceuticals, Inc. (1)	75,829	14,464,382
Align Technology, Inc. (1)	111,498	7,342,143
Alkermes Plc (1)	2,974	236,076
Allergan Plc (1)	32,079	10,024,687
Allscripts Healthcare Solutions, Inc. (1)	1,343	20,655
Alnylam Pharmaceuticals, Inc. (1)	1,473	138,668
Amerisourcebergen Corp.	4,986	517,098
Amgen, Inc.	206,488	33,519,197
Anthem, Inc.	1,269	176,949
athenahealth, Inc. (1)	939	151,151
Baxalta, Inc	8,387	327,345
Baxter International, Inc.	8,314	317,179
Becton Dickinson and Co.	5,084	783,394
Biogen, Inc. (1)	63,681	19,508,674
BioMarin Pharmaceutical, Inc. (1)	194,194	20,343,763
Bio-Techne Corp.	396	35,640
Bluebird Bio, Inc. (1)	858	55,101
Boston Scientific Corp. (1)	2,496	46,026
Bristol Myers Squibb Co.	667,447	45,913,679
Brookdale Senior Living, Inc. (1)	950	17,537
Bruker Corp. (1)	2,644	64,170
C.R. Bard, Inc.	1,808	342,507
Cardinal Health, Inc.	7,235	645,868
Celgene Corp. (1)	115,132	13,788,208
Centene Corp. (1)	2,880	189,533
Cerner Corp. (1)	588,724	35,423,523
Charles River Laboratories International, Inc. (1)	1,131	90,921
Cigna Corp.	6,246	913,977
DaVita HealthCare Partners, Inc. (1)	1,252	87,277
Dentsply International, Inc.	855	52,027

DexCom, Inc. (1)	1,919	157,166
Edwards Lifesciences Corp. (1)	5,212	411,644
Eli Lilly & Co.	173,326	14,604,449
Endo International Plc (1)	1,971	120,665
Envision Healthcare Holdings, Inc. (1)	4,491	116,631
Exact Sciences Corp. (1)	117,618	1,085,614
Express Scripts Holding Co. (1)	13,773	1,203,898
Gilead Sciences, Inc.	178,445	18,056,850
HCA Holdings, Inc. (1)	597	40,375
Health Net, Inc. (1)	304	20,812
Henry Schein, Inc. (1)	2,045	323,499
Hill-Rom Holdings, Inc.	1,243	59,739
Hologic, Inc. (1)	5,932	229,509
Humana, Inc.	3,365	600,686
IDEXX Laboratories, Inc. (1)	2,267	165,310
Illumina, Inc. (1)	42,140	8,088,562
IMS Health Holdings, Inc. (1)	3,191	81,275
Incyte Corp. (1)	3,800	412,110
Inovalon Holdings, Inc. (1)	606	10,302
Intercept Pharmaceuticals, Inc. (1)	381	56,902
Intrexon Corp. (1)	1,184	35,698
Intuitive Surgical, Inc. (1)	897	489,905
Ionis Pharmaceuticals, Inc. (1)	2,905	179,907
Jazz Pharmaceuticals Plc (1)	1,492	209,715
Johnson & Johnson	238,183	24,466,158
Juno Therapeutics, Inc. (1)	285	12,531
Laboratory Corp. of America Holdings (1)	794	98,170
Lifepoint Hospitals, Inc. (1)	104	7,634
Mallinckrodt Plc (1)	100,055	7,467,105
McKesson Corp.	40,781	8,043,237
Medivation, Inc. (1)	70,542	3,410,000
MEDNAX, Inc. (1)	1,289	92,370
Merck & Co., Inc.	7,780	410,940
Mettler-Toledo International, Inc. (1)	685	232,304
Mylan (1)	8,606	465,326
Novo Nordisk A/S - ADR	115,601	6,714,106
Opko Health, Inc. (1)	7,253	72,893
Patterson Companies, Inc.	1,125	50,861
PerkinElmer, Inc.	419	22,446
Perrigo Co. Plc	34,672	5,017,038
Pfizer, Inc.	738,340	23,833,615
Premier, Inc. (1)	992	34,988
Puma Biotechnology, Inc. (1)	597	46,805
Quintiles Transitional Holdings, Inc. (1)	117,648	8,077,712
Regeneron Pharmaceuticals, Inc. (1)	32,795	17,803,422
ResMed, Inc.	3,413	183,244
Seattle Genetics, Inc. (1)	2,542	114,085
Shire Plc - ADR	78,549	16,102,545
Sirona Dental Systems, Inc. (1)	1,352	148,139
St. Jude Medical, Inc.	3,820	235,961
Stryker Corp.	4,138	384,586
Tenet Healthcare Corp. (1)	2,369	71,781
The Cooper Companies, Inc.	807	108,299
Thermo Fisher Scientific, Inc.	47,877	6,791,352
United Therapeutics Corp. (1)	1,121	175,560
UnitedHealth Group, Inc.	21,937	2,580,669
Universal Health Services, Inc.	395	47,199
Varian Medical Systems, Inc. (1)	2,413	194,970
VCA, Inc. (1)	1,900	104,500
Veeva Systems, Inc. (1)	1,696	48,930
Vertex Pharmaceuticals, Inc. (1) (1)	83,434	10,498,500
VWR Corp. (1)	370	10,475
Waters Corp. (1)	2,017	271,448
Zimmer Holdings, Inc.	253	25,955
Zoetis, Inc.	223,315	10,701,255

		417,866,148

Industrials - 7.92%
3M Co.	15,312	2,306,600
A.O. Smith Corp.	1,772	135,753
Acuity Brands, Inc.	1,050	245,490
AECOM (1)	474	14,234
Air Lease Corp.	156	5,223
Alaska Air Group, Inc.	3,126	251,674
Allegion Plc	2,325	153,264
Allison Transmission Holdings, Inc.	2,329	60,298
AMERCO	84	32,718
American Airlines Group, Inc.	223,978	9,485,468
Ametek, Inc.	211,774	11,348,969
Armstrong World Industries, Inc. (1)	587	26,843
Avis Budget Group, Inc. (1)	2,526	91,669
B/E Aerospace, Inc.	2,584	109,484
Babcock & Wilcox Enterprise, Inc. (1)	254	5,301
Boeing Co.	98,366	14,222,740
BWX Technologies, Inc.	509	16,171
C.H. Robinson Worldwide, Inc.	3,517	218,124
Carlisle Companies, Inc.	339	30,066
Caterpillar , Inc.	2,541	172,686
Cintas Corp.	2,307	210,052
Clean Harbors, Inc. (1)	947	39,443
Copart, Inc. (1)	3,020	114,790
Covanta Holding Corp.	2,732	42,319
CSX Corp.	6,172	160,163
Cummins, Inc.	3,241	285,240
Danaher Corp.	124,696	11,581,764
Deere & Co.	1,435	109,447
Delta Air Lines, Inc.	19,666	996,870
Donaldson Co., Inc.	2,934	84,088
Dun & Bradstreet Corp.	255	26,502
Emerson Electric Co.	11,097	530,770
Equifax, Inc.	78,503	8,742,879
Expeditors International Wash, Inc.	4,625	208,587
Fastenal Co.	7,080	289,006
Fedex Corp.	2,469	367,856
Flowserve Corp.	1,496	62,952
Fortune Brands Home & Security, Inc.	1,332	73,926
General Dynamics Corp.	2,147	294,912
Genesee & Wyoming, Inc. (1)	495	26,577
Graco, Inc.	1,401	100,970
HD Supply Holdings, Inc. (1)	4,146	124,504
Hertz Global Holdings, Inc. (1)	9,823	139,781
Hexcel Corp.	2,327	108,089
Honeywell International, Inc.	211,456	21,900,498
Hubbell, Inc. (1)	183	18,490
Huntington Ingalls Industries, Inc.	1,183	150,064
IDEX Corp.	1,697	130,007
IHS, Inc. (1)	1,428	169,118
Illinois Tool Works, Inc.	7,209	668,130
Ingersoll-Rand Plc	443	24,493
J.B. Hunt Transportation Services, Inc.	2,229	163,519
Jetblue Airways Corp. (1)	2,789	63,171
Kansas City Southern	81,928	6,117,564
KAR Auction Services, Inc.	1,137	42,103
Landstar System, Inc.	1,065	62,462
Lennox International, Inc.	966	120,653
Lincoln Electric Holdings, Inc.	1,662	86,241
Lockheed Martin Corp.	4,706	1,021,908
Masco Corp.	8,413	238,088
MSC Industrial Direct Co., Inc.	349	19,638
Nielsen Holdings Plc	6,169	287,475
Nordson Corp.	1,452	93,146
Northrop Grumman Corp.	1,344	253,761
Old Dominion Freight Lines, Inc. (1)	1,666	98,411
PACCAR, Inc.	7,741	366,923
Parker-Hannifin Corp.	1,524	147,798
Pitney Bowes, Inc.	1,863	38,471
Precision Castparts Corp.	631	146,398

Quanta Services, Inc. (1)	967	19,582
Raytheon Co.	61,145	7,614,387
Regal-Beloit Corp.	57	3,336
Robert Half International, Inc.	3,272	154,242
Rockwell Automation, Inc.	61,432	6,303,538
Rockwell Collins, Inc.	88,269	8,147,229
Rollins, Inc.	2,274	58,897
Roper Technologies, Inc.	935	177,454
RPX Corp. (1)	85,196	937,156
RR Donnelley & Sons Co.	2,614	38,478
Snap-on, Inc.	1,403	240,516
SolarCity Corp. (1)	1,412	72,040
Southwest Airlines Co.	16,100	693,266
Spirit Aerosystems Holdings, Inc. (1)	3,169	158,672
Spirit Airlines, Inc. (1)	1,743	69,459
Stanley Black & Decker, Inc.	338	36,075
Stericycle, Inc. (1)	2,048	246,989
Textron, Inc.	1,505	63,225
The Middleby Corp. (1)	1,392	150,155
The Toro Co.	1,357	99,156
Towers Watson & Co.	70,257	9,025,214
TransDigm Group, Inc. (1)	94,404	21,566,594
TransUnion (1)	607	16,735
Tyco International Plc	217,552	6,937,733
Union Pacific Corp.	306,266	23,950,001
United Continental Holdings, Inc. (1)	9,206	527,504
United Parcel Service, Inc.	16,944	1,630,521
United Rentals, Inc. (1)	2,351	170,542
United Technologies Corp.	1,982	190,411
USG Corp. (1)	2,211	53,705
Valmont Industries, Inc.	31	3,287
Verisk Analytics, Inc. (1)	279,939	21,521,710
W.W. Grainger, Inc.	1,522	308,342
Wabco Holdings, Inc. (1)	1,325	135,494
Wabtec Corp.	2,332	165,852
Waste Management, Inc.	918	48,994
Watsco, Inc.	622	72,855

		207,692,138

Information Technology - 31.63%
3D Systems Corp. (1)	980	8,516
Accenture Plc	15,234	1,591,953
Adobe Systems, Inc. (1)	227,494	21,370,786
Akamai Technologies, Inc. (1)	68,606	3,610,734
Alibaba Group Holding Ltd. - ADR (1)	128,190	10,418,001
Alliance Data Systems Corp. (1)	1,511	417,896
Alphabet, Inc. - Class A (1)	131,553	102,349,550
Alphabet, Inc. - Class C (1)	65,903	50,012,469
Amphenol Corp.	7,511	392,299
Analog Devices, Inc.	6,893	381,321
ANSYS, Inc. (1)	439	40,606
Apple, Inc.	730,075	76,847,695
Applied Materials, Inc.	529,627	9,888,136
Arista Networks, Inc. (1)	805	62,661
ARM Holdings Plc - ADR	493,893	22,343,719
ARRIS Group, Inc. (1)	1,670	51,052
Atmel Corp.	10,178	87,633
Autodesk, Inc. (1)	4,091	249,265
Automatic Data Processing, Inc.	271,431	22,995,634
Avago Technologies Ltd.	6,216	902,252
Black Knight Financial Services, Inc. (1)	434	14,348
Booz Allen Hamilton Holding Corp.	2,248	69,351
Broadcom Corp.	963	55,681
Broadridge Financial Solutions, Inc.	2,909	156,301
Cadence Design Systems, Inc. (1)	7,104	147,834
CDK Global, Inc.	3,876	183,994
CDW Corp.	3,209	134,906
Check Point Software Technologies Ltd. (1)	77,900	6,339,502
Cisco Systems, Inc.	574,680	15,605,435

Citrix Systems, Inc. (1)	3,895	294,657
Cognex Corp.	2,080	70,242
Cognizant Technology Solutions - Class A (1)	14,814	889,136
CommScope Holding Co., Inc. (1)	1,113	28,816
CoreLogic, Inc. (1)	967	32,743
CoStar Group, Inc. (1)	32,081	6,630,822
DST Systems, Inc.	678	77,333
eBay, Inc. (1)	289,712	7,961,286
Electronic Arts, Inc. (1)	7,619	523,578
EMC Corp.	3,801	97,610
F5 Networks, Inc. (1)	1,738	168,516
Facebook, Inc. (1)	678,519	71,013,799
FactSet Research Systems, Inc.	1,013	164,683
Fidelity National Information Services, Inc.	104,722	6,346,153
FireEye, Inc. (1)	3,358	69,645
First Data Corp. (1)	3,375	54,067
Fiserv, Inc. (1)	5,773	527,999
Fitbit, Inc. (1)	682	20,180
Fleetcor Technologies, Inc. (1)	166,564	23,806,992
FLIR Systems, Inc.	2,111	59,256
Fortinet, Inc. (1)	3,465	108,004
Gartner, Inc. (1)	2,040	185,028
Genpact Ltd. (1)	3,972	99,221
Global Payments, Inc.	3,208	206,948
GoDaddy, Inc. (1)	564	18,082
Guidewire Software, Inc. (1)	93,629	5,632,721
Harris Corp.	505	43,884
Ingram Micro, Inc.	209	6,349
Intel Corp.	8,010	275,944
InterActiveCorp	1,754	105,328
International Business Machines Corp.	12,214	1,680,891
Intuit, Inc.	6,698	646,357
IPG Photonics Corp. (1)	825	73,557
Jabil Circuit, Inc.	861	20,053
Jack Henry & Associates, Inc.	2,007	156,666
Juniper Networks, Inc.	1,668	46,037
Keysight Technologies, Inc. (1)	3,393	96,124
King Digital Entertainment Plc	1,919	34,312
KLA-Tencor Corp.	3,865	268,038
Lam Research Corp.	2,734	217,134
Leidos Holdings, Inc.	137	7,708
Linear Technology Corp.	5,777	245,349
LinkedIn Corp. (1)	85,271	19,192,797
MasterCard, Inc.	357,490	34,805,226
Match Group, Inc. (1)	690	9,349
Maxim Integrated Products, Inc.	2,339	88,882
Microchip Technology, Inc.	5,012	233,258
Micron Technology, Inc. (1)	2,040	28,886
Microsoft Corp.	889,519	49,350,514
Motorola Solutions, Inc.	4,258	291,460
National Instruments Corp.	591	16,956
NetApp, Inc.	2,132	56,562
NetSuite, Inc. (1)	985	83,351
NeuStar, Inc. (1)	224,346	5,377,574
NXP Semiconductors NV (1)	57,240	4,822,470
ON Semiconductor Corp. (1)	9,456	92,669
Oracle Corp.	46,092	1,683,741
Palo Alto Networks, Inc. (1)	13,985	2,463,318
Pandora Media, Inc. (1)	407,769	5,468,182
Paychex, Inc.	6,856	362,614
PayPal Holdings, Inc. (1)	29,465	1,066,633
PTC, Inc. (1)	2,763	95,683
Qorvo, Inc. (1)	3,613	183,902
QUALCOMM, Inc.	5,539	276,867
Rackspace Hosting, Inc. (1)	2,940	74,441
Red Hat, Inc. (1)	571,885	47,357,797
Sabre Corp.	2,801	78,344
Salesforce.com, Inc. (1)	459,296	36,008,806

SAP SE - ADR	199,769	15,801,728
ServiceNow, Inc. (1)	53,905	4,666,017
Skyworks Solutions, Inc.	4,618	354,801
SolarWinds, Inc. (1)	1,592	93,769
Solera Holdings, Inc.	1,619	88,770
Splunk, Inc. (1)	99,001	5,822,249
Square, Inc. (1)	246,848	3,231,240
SS&C Technologies Holdings, Inc.	1,784	121,794
SunEdison, Inc. (1)	5,983	30,453
SunPower Corp. (1)	126	3,781
Synopsys, Inc. (1)	271	12,360
Tableau Software, Inc. (1)	1,211	114,100
Tencent Holdings Ltd. - ADR	515,231	10,108,832
Teradata Corp. (1)	2,519	66,552
Texas Instruments, Inc.	241,522	13,237,821
The Western Union Co.	12,456	223,087
Total Systems Services, Inc.	3,997	199,051
Trimble Navigation Ltd. (1)	329	7,057

Twitter, Inc. (1)	126,434	2,925,683
Ultimate Software Group, Inc. (1)	700	136,857
Vantiv, Inc. (1)	199,434	9,457,160
VeriFone Systems, Inc. (1)	2,715	76,074
Verisign, Inc. (1)	2,506	218,924
Visa, Inc.	806,660	62,556,483
VMware, Inc. (1)	1,987	112,405
WEX, Inc. (1)	923	81,593
Workday, Inc. (1)	184,676	14,714,984
Xilinx, Inc.	1,427	67,026
Yelp, Inc. (1)	1,551	44,669
Zebra Technologies Corp. (1)	1,235	86,018
Zillow Group, Inc. - Class A (1)	628	16,353
Zillow Group, Inc. - Class C (1)	1,256	29,491

		830,018,242

Materials - 2.61%
Air Products & Chemicals, Inc.	4,259	554,138
Airgas, Inc.	365	50,487
AptarGroup, Inc.	277	20,124
Ashland, Inc.	154	15,816
Avery Dennison Corp.	2,021	126,636
Axalta Coating Systems Ltd. (1)	2,408	64,173
Ball Corp.	3,328	242,045
Bemis, Inc.	254	11,351
Celanese Corp.	260	17,506
CF Industries Holdings, Inc.	5,662	231,066
Chemours Co.	1,996	10,699
Compass Minerals International, Inc.	825	62,098
Crown Holdings, Inc. (1)	1,463	74,174
Dow Chemical Co.	3,661	188,468
DuPont	10,081	671,395
Eagle Materials, Inc.	1,199	72,456
Eastman Chemical Co.	884	59,679
Ecolab, Inc.	237,291	27,141,345
FMC Corp.	2,308	90,312
Graphic Packaging Holding Co.	4,530	58,120
Huntsman Corp.	3,101	35,258
International Flavors & Fragrances, Inc.	1,954	233,777
International Paper Co.	9,661	364,220
Lyondellbasell Industries NV	8,866	770,455
Martin Marietta Materials, Inc.	226	30,867
Monsanto Co.	348,272	34,311,757
NewMarket Corp.	203	77,288
Owens-Illinois, Inc. (1)	243	4,233
Packaging Corporation of America	2,375	149,744
Platform Specialty Products Corp. (1)	470	6,030
PPG Industries, Inc.	6,550	647,271
Praxair, Inc.	5,786	592,486
Royal Gold, Inc.	82	2,991
RPM International, Inc.	3,236	142,578
Scotts Miracle-Gro Co.	967	62,381
Sealed Air Corp.	5,052	225,319
Silgan Holdings, Inc.	970	52,108
Southern Copper Corp.	891	23,273
Steel Dynamics, Inc.	641	11,455
Tahoe Resources, Inc.	490	4,248
The Sherwin-Williams Co.	1,953	506,999
The Valspar Corp.	1,974	163,743
Vulcan Materials Co.	415	39,413
W.R. Grace & Co. (1)	1,763	175,577
WestRock Co.	643	29,334

		68,424,893

Telecommunication Services - 0.58%
AT&T, Inc.	21,635	744,460
Level 3 Communications, Inc. (1)	822	44,684
SBA Communications Corp. (1)	95,495	10,033,660
Verizon Communications, Inc.	91,796	4,242,810
Zayo Group Holdings, Inc. (1)	2,964	78,813

		15,144,427

Utilities - 0.00% (2)
Calpine Corp. (1)	1,031	14,918
Dominion Resources, Inc.	709	47,957
ITC Holdings Corp.	1,367	53,655
TerraForm Power, Inc.	64	805

		117,335

Total Common Stocks (Cost $2,487,098,875)		$2,543,616,716

SHORT-TERM INVESTMENTS - 2.96%
Money Market Funds - 2.96%
Goldman Sachs Financial Square Funds - Government Fund - Class I, 0.18%	38,770,238	$38,770,238
JPMorgan U.S. Government Money Market Fund - Class I, 0.12%	38,770,238	38,770,238

Total Money Market Funds (Cost $77,540,476)		$77,540,476

TOTAL INVESTMENTS IN SECURITIES (Cost $2,564,639,351) - 99.91%		$2,621,157,192
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.09%		2,319,131

TOTAL NET ASSETS - 100.00%		$2,623,476,323

Percentages are stated as a percent of net assets.

ADR-	American Depository Receipt

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
5	E-Mini NASDAQ 100 Index Futures	Morgan Stanley	Mar. 2016	$462,441	$458,775	$(3,666)
13	E-Mini S&P 500 Index Futures	Morgan Stanley	Mar. 2016	1,331,040	1,323,010	(8,030)

						$(11,696)

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 96.40%
Consumer Discretionary - 11.01%
Aaron’s, Inc.	1,169	$26,174
Aramark	333	10,739
Best Buy, Inc.	6,387	194,484
Brunswick Corp.	535	27,023
Cabela’s, Inc. (1)	969	45,281
Cable One, Inc.	71	30,790
Cablevision Systems Corp.	3,616	115,350
Carnival Corp.	230,905	12,579,704
CBS Corp.	302,555	14,259,417
Clear Channel Outdoor Holdings, Inc. (1)	519	2,901
Coach, Inc.	4,955	162,177
Comcast Corp. - Class A	5,113	288,527
CST Brands, Inc.	304	11,899
D. R. Horton, Inc.	4,012	128,504
Darden Restaurants, Inc.	2,102	133,771
Delphi Automotive Plc	69,300	5,941,089
Dick’s Sporting Goods, Inc.	621	21,952
Dillard’s, Inc.	447	29,372
Discovery Communications, Inc. - Class A (1)	283	7,550
Discovery Communications, Inc. - Class C (1)	499	12,585
Dish Network Corp. (1)	1,485	84,912
DSW, Inc.	1,460	34,836
Expedia, Inc.	284	35,319
Foot Locker, Inc.	412	26,817
Ford Motor Co.	82,684	1,165,018
Fossil Group, Inc. (1)	156	5,703
GameStop Corp.	2,235	62,669
Gannett Co., Inc.	2,441	39,764
Garmin Ltd.	2,471	91,847
General Motors Co.	33,902	1,153,007
Gentex Corp.	3,101	49,647
Genuine Parts Co.	235	20,184
Goodyear Tire & Rubber Co.	5,695	186,056
Graham Holdings Co.	75	36,373
H&R Block, Inc.	365	12,158
Hanesbrands, Inc.	409,400	12,048,642
Harley-Davidson, Inc.	1,967	89,282
Hasbro, Inc.	451	30,379
Hyatt Hotels Corp. (1)	729	34,278
International Game Technology Plc	623	10,080
J.C. Penney Co., Inc. (1)	6,375	42,458
John Wiley & Sons, Inc.	983	44,264
Johnson Controls, Inc.	248,722	9,822,032
Kohl’s Corp.	4,275	203,618
Lear Corp.	403	49,500
Lennar Corp. - Class A	2,205	107,847
Lennar Corp. - Class B	120	4,822
Liberty Broadband Corp. - Class A (1)	567	29,286
Liberty Broadband Corp. - Class C (1)	1,384	71,774
Liberty Interactive Corp. (1)	536,331	14,652,563
Liberty Media Corp - Class A (1)	2,181	85,604

Liberty Media Corp - Class C (1)	4,182	159,251
Lowes Companies, Inc.	150,267	11,426,303
Macy’s, Inc.	1,988	69,540
Mattel, Inc.	7,056	191,712
McDonalds Corp.	146,913	17,356,302
MGM Resorts International (1)	8,737	198,505
Michelin	138,638	13,195,993
Mohawk Industries, Inc. (1)	384	72,726
Murphy USA, Inc. (1)	901	54,727
Newell Rubbermaid, Inc.	2,780	122,542
News Corp. - Class A	7,999	106,867
News Corp. - Class B	2,596	36,240
Nike, Inc.	243,234	15,202,125
Norwegian Cruise Line Holdings Ltd. (1)	172,523	10,109,848
NVR, Inc. (1)	8,700	14,294,100
Office Depot, Inc. (1)	9,395	52,988
Penske Automotive Group, Inc.	580	24,557
Pulte Group, Inc.	7,604	135,503
PVH Corp.	1,745	128,519
Ralph Lauren Corp.	1,179	131,435
Royal Caribbean Cruises Ltd.	156,210	15,810,014
Sears Holdings Corp. (1)	240	4,934
SeaWorld Enertainment, Inc.	506,300	9,969,047
Staples, Inc.	13,527	128,101
Target Corp.	104,644	7,598,201
TENGA, Inc.	4,731	120,735
Thomson Reuters Corp.	6,926	262,149
Tiffany & Co.	587	44,782
Time Warner, Inc.	267,790	17,317,979
TJX Companies, Inc.	259,101	18,372,852
Toll Brothers, Inc. (1)	2,385	79,421
Tribune Media Co.	1,683	56,902
Tupperware Brands Corp.	55	3,061
Twenty-First Century Fox, Inc. - Class A	8,554	232,327
Twenty-First Century Fox, Inc. - Class B	3,258	88,715
Vista Outdoor, Inc. (1)	1,168	51,988
Walt Disney Co.	87,046	9,146,794
Wendy’s Co.	5,506	59,300
Whirlpool Corp.	1,530	224,711
Wynn Resorts Ltd.	189	13,077

		237,014,901

Consumer Staples - 7.70%
Altria Group, Inc.	223,620	13,016,920
Anheuser-Busch InBev SA/NV - ADR	51,934	6,491,750
Archer Daniels Midland Co.	13,006	477,060
Avon Products, Inc.	9,246	37,446
Blue Buffalo Pet Products, Inc. (1)	288	5,389
Brown Forman Corp. - Class A	39	4,294
Brown Forman Corp. - Class B	179	17,771
Bunge Ltd.	3,023	206,411
Campbell Soup Co.	1,493	78,457
Clorox Co.	569	72,166
Coca Cola Co.	388,286	16,680,767
Colgate Palmolive Co.	275,049	18,323,764
ConAgra Foods, Inc.	7,746	326,571
Costco Wholesale Corp.	102,430	16,542,445
CVS Health Corp.	238,909	23,358,133
Diageo Plc - ADR	99,283	10,828,797

Edgewell Personal Care Co.	1,297	101,646
Energizer Holdings, Inc.	1,306	44,482
Flowers Foods, Inc.	384	8,252
Herbalife Ltd. (1)	218	11,689
Ingredion, Inc.	1,304	124,975
Kellogg Co.	535	38,665
Kimberly Clark Corp.	1,591	202,534
Molson Coors Brewing Co.	2,902	272,556
Mondelez International, Inc.	34,512	1,547,518
Nu Skin Enterprises, Inc.	981	37,170
Philip Morris International, Inc.	111,026	9,760,296
Pilgrim’s Pride Corp.	1,225	27,060
Pinnacle Foods, Inc.	2,431	103,220
Procter & Gamble Co.	187,687	14,904,225
Reynolds American, Inc.	304,610	14,057,752
Rite Aid Corp. (1)	8,373	65,644
Sysco Corp.	8,571	351,411
The J. M. Smucker Co.	2,514	310,077
Tyson Foods, Inc.	5,880	313,581
Walgreens Boots Alliance, Inc.	175,672	14,959,349
Wal-Mart Stores, Inc.	33,198	2,035,037
Whole Foods Market, Inc.	609	20,402

		165,765,682

Energy - 8.55%
Anadarko Petroleum Corp.	10,876	528,356
Antero Resources Corp. (1)	1,489	32,460
Apache Corp.	456,053	20,280,677
Baker Hughes, Inc.	9,113	420,565
BP Plc - ADR	352,800	11,028,528
California Resources Corp.	6,834	15,923
Cameron International Corp. (1)	4,024	254,317
Cheniere Energy, Inc. (1)	4,974	185,282
Chesapeake Energy Corp.	12,234	55,053
Chevron Corp.	341,401	30,712,434
Cimarex Energy Co.	1,991	177,956
Cobalt International Energy, Inc. (1)	7,675	41,445
Columbia Pipeline Group, Inc	8,426	168,520
Concho Resources, Inc. (1)	2,707	251,372
ConocoPhillips	231,477	10,807,661
CONSOL Energy, Inc.	4,775	37,723
Continental Resources, Inc. (1)	1,228	28,219
CVR Energy, Inc.	231	9,090
Denbury Resources, Inc.	2,163,013	4,369,286
Devon Energy Corp.	533,885	17,084,320
Diamond Offshore Drilling, Inc.	1,403	29,603
Diamondback Energy, Inc. (1)	1,388	92,857
Dril-Quip, Inc. (1)	818	48,450
Energen Corp.	1,643	67,347
Ensco Plc	4,886	75,196
EOG Resources, Inc.	153,536	10,868,813
EP Energy Corp. (1)	688	3,013
EQT Corp.	3,205	167,077
Exxon Mobil Corp.	275,375	21,465,481
Fairmount Santrol Holdings, Inc. (1)	461,200	1,083,820
FMC Technologies, Inc. (1)	1,690	49,027
Franks International	694	11,583
Golar LNG Ltd.	1,876	29,622
Gulfport Energy Corp. (1)	2,260	55,528

Halliburton Co.	18,093	615,886
Helmerich & Payne, Inc.	2,011	107,689
Hess Corp.	272,581	13,214,727
HollyFrontier Corp.	3,497	139,495
Kinder Morgan, Inc.	37,640	561,589
Kosmos Energy Ltd. (1)	3,466	18,023
Laredo Petroleum, Inc. (1)	2,642	21,110
Marathon Oil Corp.	14,180	178,526
Marathon Petroleum Corp.	10,648	551,992
Murphy Oil Corp.	3,712	83,334
Nabors Industries Ltd.	6,890	58,634
National Oilwell Varco, Inc.	8,141	272,642
Newfield Exploration Co. (1)	3,395	110,541
Noble Corp. Plc	5,054	53,320
Noble Energy, Inc.	9,006	296,568
Occidental Petroleum Corp.	163,981	11,086,755
Oceaneering International, Inc.	1,699	63,747
ONEOK, Inc.	2,395	59,061
Patterson-UTI Energy, Inc.	3,106	46,838
PBF Energy, Inc.	2,296	84,516
Phillips 66	100,835	8,248,303
Pioneer Natural Resources Co.	3,211	402,595
QEP Resources, Inc.	3,723	49,888
Range Resources Corp.	3,294	81,065
Rowan Companies Plc	2,638	44,714
RPC, Inc.	1,017	12,153
Schlumberger Ltd.	214,803	14,982,509
Seadrill Ltd. (1)	67,035	227,249
SM Energy Co.	1,420	27,917
Southwestern Energy Co. (1)	8,020	57,022
Spectra Energy Corp.	14,074	336,932
Superior Energy Services, Inc.	3,214	43,293
Targa Resources Corp.	613	16,588
Teekay Corp.	578	5,705
Tesoro Corp.	2,485	261,844
Valero Energy Corp.	10,153	717,919
Weatherford International Plc (1)	16,355	137,218
Whiting Petroleum Corp. (1)	4,257	40,186
World Fuel Services Corp.	1,247	47,960
WPX Energy, Inc. (1)	5,005	28,729

		183,931,386

Financials - 22.26%
ACE Ltd.	163,596	19,116,193
Aflac, Inc.	9,305	557,370
Alexandria Real Estate Equity, Inc.	1,503	135,811
Alleghany Corp. (1)	32,851	15,700,478
Allied World Assurance Co. Holdings, AG.	1,991	74,045
Allstate Corp.	187,751	11,657,460
Ally Financial, Inc. (1)	9,399	175,197
American Campus Communities, Inc.	2,342	96,818
American Capital Agency Corp.	451,879	7,835,582
American Express Co.	286,140	19,901,037
American Financial Goup, Inc.	1,439	103,723
American Homes 4 Rent	3,478	57,944
American International Group, Inc.	216,912	13,442,037
American National Insurance Co.	152	15,545
Ameriprise Financial, Inc.	74,032	7,878,485
Amtrust Financial Services, Inc.	768	47,293

Annaly Capital Management, Inc.	923,093	8,658,612
Apartment Investment & Management Co.	3,259	130,458
Apple Hospitality REIT, Inc.	3,764	75,167
Arch Capital Group Ltd. (1)	170,938	11,922,926
Arthur J. Gallagher & Co.	1,560	63,866
Aspen Insurance Holdings Ltd.	1,290	62,307
Associated Banc Corp.	3,196	59,925
Assurant, Inc.	1,417	114,125
Assured Guaranty Ltd.	3,147	83,175
Avalonbay Communities, Inc.	2,844	523,666
Axis Capital Holdings Ltd.	2,105	118,343
Bank of America Corp.	1,076,979	18,125,557
Bank of Hawaii Corp.	915	57,554
Bank of New York Mellon Corp.	21,319	878,769
BankUnited, Inc.	2,157	77,781
BB&T Corp.	16,621	628,440
Berkshire Hathaway, Inc. - Class B (1)	177,004	23,371,608
BioMed Realty Trust, Inc.	4,246	100,588
BlackRock, Inc.	34,656	11,801,061
BOK Financial Corp.	603	36,053
Boston Properties, Inc.	288	36,732
Brandywine Realty Trust	3,807	52,004
Brixmor Property Group, Inc.	3,609	93,184
Brown & Brown, Inc.	2,417	77,586
Camden Property Trust	1,811	139,012
Capital One Financial Corp.	212,947	15,370,514
Care Capital Properties, Inc.	1,735	53,039
CBL & Associates Properties, Inc.	3,516	43,493
Charles Schwab Corp.	7,075	232,980
Chimera Investment Corp.	4,301	58,666
Cincinnati Financial Corp.	3,466	205,083
CIT Group, Inc.	3,630	144,111
Citigroup, Inc.	680,286	35,204,800
Citizens Financial Group, Inc.	6,504	170,341
CME Group, Inc.	6,831	618,889
CNA Financial Corp.	544	19,122
Columbia Property Trust, Inc.	2,315	54,356
Comerica, Inc.	3,713	155,315
Commerce Bancshares, Inc.	1,804	76,738
Communications Sales & Leasing, Inc.	2,538	47,435
Corporate Office Properties Trust	2,010	43,878
Corrections Corp Of America	2,441	64,662
Cullen/Frost Bankers, Inc.	1,131	67,860
DDR Corp.	6,317	106,378
Digital Realty Trust, Inc.	1,207	91,273
Discover Financial Services	159,510	8,552,926
Douglas Emmett, Inc.	3,042	94,850
Duke Realty Corp.	7,197	151,281
E*TRADE Financial Corp. (1)	248,846	7,375,795
East West Bancorp, Inc.	3,000	124,680
Empire State Realty Trust, Inc.	1,192	21,539
Endurance Specialty Holdings Ltd.	1,298	83,059
Equity Commonwealth (1)	2,706	75,037
Equity Residential	7,802	636,565
Essex Property Trust, Inc.	1,373	328,710
Everest Re Group Ltd.	926	169,541
Fifth Third Bancorp	451,601	9,077,180
First Horizon National Corp.	4,870	70,712

First Niagara Financial Group, Inc.	345,705	3,750,899
First Republic Bank	3,000	198,180
FNFV Group	5,907	204,796
Forest City Enterprises, Inc. (1)	4,555	99,891
Four Corners Property Trust, Inc. (1)	700	16,912
Franklin Resources, Inc.	8,143	299,825
Gaming and Leisure Properties, Inc.	1,607	44,675
General Growth Properties, Inc.	12,111	329,540
Genworth Financial, Inc. (1)	10,452	38,986
Hanover Insurance Group, Inc.	923	75,077
Harford Finanacial Services Group, Inc.	8,804	382,622
HCP, Inc.	9,682	370,240
Healthcare Trust of America, Inc.	2,370	63,919
Hospitality Properties Trust	3,127	81,771
Host Hotels & Resorts, Inc.	15,919	244,197
Huntington Bancshares, Inc.	17,053	188,606
Interactive Brokers Group, Inc.	1,116	48,658
Intercontinental Exchange, Inc.	1,504	385,415
Invesco Ltd.	7,924	265,296
Iron Mountain, Inc.	2,670	72,117
Jones Lang LaSalle, Inc.	261	41,723
JPMorgan Chase & Co.	299,641	19,785,295
KeyCorp	584,749	7,712,839
Kilroy Realty Corp.	1,837	116,245
Kimco Realty Corp.	8,690	229,937
Legg Mason, Inc.	1,385	54,334
Leucadia National Corp.	5,934	103,192
Liberty Property Trust	3,117	96,783
Lincoln National Corp.	5,320	267,383
Loews Corp.	6,550	251,520
M&T Bank Corp.	3,449	417,950
Markel Corp. (1)	264	233,204
Marsh & McLennan Companies, Inc.	301,878	16,739,135
Mercury General Corp.	241	11,223
Metlife, Inc.	19,745	951,906
MFA Financial, Inc.	7,774	51,308
Mid-America Apartment Communities, Inc.	1,572	142,753
Morgan Stanley	32,610	1,037,324
Nasdaq OMX Group, Inc.	2,415	140,481
National Retail Properties, Inc.	2,795	111,940
Navient Corp.	611,813	7,005,259
New York Community Bancorp, Inc.	676,921	11,047,351
Northern Trust Corp.	4,898	353,097
NorthStar Reality Finance Corp.	3,804	64,782
Northstar Realty Europe Corp.	1,268	14,975
Old Republic International Corp.	5,447	101,478
Omega Healthcare Investors, Inc.	2,775	97,070
Onemain Holdings, Inc. (1)	1,100	45,694
Outfront Media, Inc.	2,869	62,630
PacWest Bancorp	2,348	101,199
Paramount Group, Inc.	3,738	67,658
Partnerre Ltd.	996	139,181
People’s United Financial, Inc.	580,747	9,379,064
Piedmont Office Realty Trust, Inc.	3,240	61,171
Plum Creek Timber Co., Inc.	2,161	103,123
PNC Financial Services Group, Inc.	270,590	25,789,933
Popular, Inc.	2,159	61,186
Post Properties, Inc.	769	45,494

Principal Financial Group, Inc.	6,183	278,111
ProAssurance Corp.	1,155	56,052
Prologis, Inc	10,986	471,519
Prudential Financial, Inc.	9,668	787,072
Public Storage	47,765	11,831,391
Raymond James Financial, Inc.	2,665	154,490
Rayonier, Inc.	2,652	58,874
Realogy Holdings Corp. (1)	1,944	71,287
Realty Income Corp.	5,474	282,623
Regency Centers Corp.	1,967	133,992
Regions Financial Corp.	28,179	270,518
Reinsurance Group of America, Inc.	1,381	118,145
RenaissanceRe Holdings Ltd.	961	108,776
Retail Properties of America, Inc.	4,947	73,067
RMR Group, Inc. (1)	106	1,532
Santander Consumer USA Holding, Inc. (1)	1,790	28,372
Senior Housing Properties Trust	4,900	72,716
Signature Bank (1)	94	14,417
SL Green Realty Corp.	2,096	236,806
SLM Corp. (1)	1,114,089	7,263,860
Spirit Realty Capital, Inc.	9,206	92,244
StanCorp Financial Group, Inc.	881	100,328
Starwood Property Trust, Inc.	5,546	114,026
State Street Corp.	156,819	10,406,509
SunTrust Banks, Inc.	10,822	463,615
SVB Financial Group (1)	403	47,917
Synchrony Financial (1)	17,571	534,334
Synovus Financial Corp.	2,778	89,952
Taubman Centers, Inc.	819	62,834
TCF Financial Corp.	3,547	50,084
TD Ameritrade Holding Corp.	866	30,059
TFS Financial Corp.	1,335	25,138
The Chubb Corp.	168,809	22,390,826
The Goldman Sachs Group, Inc.	66,981	12,071,986
The Howard Hughes Corp. (1)	495	56,014
The Macerich Co.	3,328	268,536
The Progressive Corp.	221,168	7,033,142
Torchmark Corp.	2,630	150,331
Travelers Companies, Inc.	6,807	768,238
Two Harbors Investment Corp.	7,645	61,925
U.S. Bancorp	35,292	1,505,910
UDR, Inc.	5,461	205,170
Unum Group	5,204	173,241
Validus Holdings Ltd.	1,764	81,656
Ventas, Inc.	7,173	404,772
Vereit, Inc.	18,877	149,506
Vornado Realty Trust	3,949	394,742
Voya Financial, Inc.	4,828	178,201
W.P. Carey, Inc.	2,176	128,384
W.R. Berkley Corp.	2,028	111,033
Waddell & Reed Financial, Inc.	106	3,038
Weingarten Realty Investors	2,584	89,355
Wells Fargo & Co.	612,820	33,312,895
Welltower, Inc	4,046	275,249
Weyerhaeuser Co.	9,943	298,091
White Mountains Insurance Group Ltd.	125	90,851
WP Glimcher, Inc.	3,918	41,570
XL Group Plc	6,452	252,789
Zions Bancorp	4,238	115,697

		478,816,575

Healthcare - 11.25%
Abbott Laboratories	31,599	1,419,111
Aetna, Inc.	5,520	596,822
Agilent Technologies, Inc.	7,004	292,837
Alere, Inc. (1)	656	25,643
Alkermes Plc (1)	548	43,500
Allergan Plc (1)	4,525	1,414,063
Allscripts Healthcare Solutions, Inc. (1)	2,673	41,111
Alnylam Pharmaceuticals, Inc. (1)	274	25,794
Amgen, Inc.	72,772	11,813,079
Anthem, Inc.	65,023	9,066,807
Baxalta, Inc	4,143	161,701
Baxter International, Inc.	4,143	158,055
Bio-Rad Laboratories, Inc. (1)	433	60,040
Bio-Techne Corp.	463	41,670
Boston Scientific Corp. (1)	25,913	477,836
Brookdale Senior Living, Inc. (1)	3,011	55,583
Cardinal Health, Inc.	294,551	26,294,568
Cigna Corp.	71,700	10,491,861
Community Health Systems, Inc. (1)	2,462	65,317
DaVita HealthCare Partners, Inc. (1)	2,649	184,662
Dentsply International, Inc.	2,170	132,045
Endo International Plc (1)	3,223	197,312
Express Scripts Holding Co. (1)	81,612	7,133,705
HCA Holdings, Inc. (1)	6,197	419,103
Health Net, Inc. (1)	1,344	92,010
Hill-Rom Holdings, Inc.	93	4,470
Humana, Inc.	236	42,128
Johnson & Johnson	297,234	30,531,876
Laboratory Corp. of America Holdings (1)	1,401	173,221
Lifepoint Hospitals, Inc. (1)	835	61,289
Mallinckrodt Plc (1)	1,479	110,378
MEDNAX, Inc. (1)	826	59,191
Medtronic Plc	389,280	29,943,418
Merck & Co., Inc.	556,127	29,374,628
Mylan (1)	1,334	72,129
Patterson Companies, Inc.	834	37,705
PerkinElmer, Inc.	2,009	107,622
Perrigo Co. Plc	2,500	361,750
Pfizer, Inc.	505,652	16,322,447
QIAGEN (1)	4,839	133,798
Quest Diagnostics, Inc.	3,030	215,554
Quintiles Transitional Holdings, Inc. (1)	85	5,836
Roche Holding Ltd. - ADR	403,946	13,924,019
Sanofi - ADR	254,700	10,862,955
St. Jude Medical, Inc.	2,557	157,946
Stryker Corp.	3,495	324,825
Teleflex, Inc.	867	113,967
Teva Pharmaceutical Industries Ltd. - ADR	151,900	9,970,716
The Cooper Companies, Inc.	325	43,615
Thermo Fisher Scientific, Inc.	5,637	799,608
UnitedHealth Group, Inc.	230,465	27,111,903
Universal Health Services, Inc.	1,588	189,750
VCA, Inc. (1)	95	5,225
VWR Corp. (1)	280	7,927
Zimmer Holdings, Inc.	3,356	344,292

		242,118,423

Industrials - 14.61%
AECOM (1)	2,722	81,742
AGCO Corp.	1,582	71,807
Air Lease Corp.	2,029	67,931
Allison Transmission Holdings, Inc.	1,733	44,867
AMERCO	83	32,329
Armstrong World Industries, Inc. (1)	295	13,490
Babcock & Wilcox Enterprise, Inc. (1)	866	18,073
BWX Technologies, Inc.	1,809	57,472
Canadian Natonal Railway Co.	260,456	14,554,281
Carlisle Companies, Inc.	1,062	94,189
Caterpillar, Inc.	10,614	721,327
Chicago Bridge & Iron Co.	2,043	79,657
Clean Harbors, Inc. (1)	385	16,035
Colfax Corp. (1)	2,095	48,918
Copa Holdings SA	707	34,120
Crane Co.	1,013	48,462
CSX Corp.	427,962	11,105,614
Cummins, Inc.	968	85,194
Danaher Corp.	10,239	950,998
Deere & Co.	113,640	8,667,323
Donaldson Co., Inc.	279	7,996
Dover Corp.	3,378	207,105
Dun & Bradstreet Corp.	525	54,563
Eaton Corp. Plc	126,424	6,579,105
Emerson Electric Co.	4,380	209,495
Fedex Corp.	3,880	578,081
Flowserve Corp.	1,499	63,078
Fluor Corp.	3,057	144,352
Fortune Brands Home & Security, Inc.	2,161	119,936
GATX Corp.	930	39,572
General Dynamics Corp.	118,512	16,278,808
General Electric Co.	198,223	6,174,646
Genesee & Wyoming, Inc. (1)	687	36,885
Honeywell International, Inc.	246,848	25,566,047
Hubbell, Inc. (1)	1,048	105,890
IDEX Corp.	136	10,419
IHS, Inc. (1)	201	23,804
Ingersoll-Rand Plc	5,173	286,015
ITT Corp.	1,861	67,592
Jacobs Engineering Group, Inc. (1)	383,734	16,097,641
Jetblue Airways Corp. (1)	4,097	92,797
Joy Global, Inc.	862,448	10,875,469
Kansas City Southern	2,328	173,832
KAR Auction Services, Inc.	1,963	72,690
KBR, Inc.	356,535	6,032,572
Kennametal, Inc.	1,674	32,141
Kirby Corp. (1)	1,164	61,250
L-3 Communications Holdings, Inc.	1,737	207,589
Lincoln Electric Holdings, Inc.	121	6,279
Lockheed Martin Corp.	74,976	16,281,038
Macquarie Infrastructure Corp.	1,442	104,689
ManpowerGroup, Inc.	1,632	137,561
MSC Industrial Direct Co., Inc.	698	39,276
Nielsen Holdings Plc	239,888	11,178,781
Norfolk Southern Corp.	6,534	552,711
Northrop Grumman Corp.	55,282	10,437,794

NOW, Inc. (1)	2,282	36,101
Orbital ATK, Inc.	1,262	112,747
Oshkosh Corp.	1,632	63,713
Owens Corning	300,161	14,116,572
PACCAR, Inc.	724	34,318
Parker-Hannifin Corp.	1,582	153,422
Pentair Plc	3,784	187,422
Pitney Bowes, Inc.	2,602	53,731
Precision Castparts Corp.	44,567	10,339,990
Quanta Services, Inc. (1)	2,607	52,792
Raytheon Co.	72,588	9,039,384
Regal-Beloit Corp.	890	52,083
Republic Services, Inc.	5,106	224,613
Rolls-Royce Holdings Plc - ADR	771,000	6,568,920
Roper Technologies, Inc.	1,307	248,056
RR Donnelley & Sons Co.	2,133	31,398
Ryder System, Inc.	1,112	63,195
Spirit Aerosystems Holdings, Inc. (1)	224,721	11,251,780
SPX Corp.	867	8,089
SPX Flow, Inc. (1)	72,567	2,025,345
Stanley Black & Decker, Inc.	121,032	12,917,745
Terex Corp.	2,218	40,989
Textron, Inc.	4,528	190,221
The ADT Corp.	3,573	117,838
The Manitowoc Co., Inc.	2,873	44,101
The Timken Co.	1,637	46,802
Towers Watson & Co.	1,189	152,739
TransUnion (1)	153	4,218
Trinity Industries, Inc.	3,232	77,633
Triumph Group, Inc.	1,039	41,300
Tyco International Plc	206,429	6,583,021
Union Pacific Corp.	309,906	24,234,649
United Parcel Service, Inc.	203,459	19,578,860
United Technologies Corp.	302,123	29,024,957
Valmont Industries, Inc.	471	49,935
Waste Connections, Inc.	2,584	145,531
Waste Management, Inc.	8,792	469,229
WESCO International, Inc. (1)	933	40,753
Xylem, Inc.	3,783	138,080

		314,293,600

Information Technology - 12.68%
3D Systems Corp. (1)	1,431	12,436
Accenture Plc	153,965	16,089,342
Activision Blizzard, Inc.	10,590	409,939
Alphabet, Inc. - Class C (1)	13,832	10,496,828
Amdocs Ltd.	3,261	177,953
Analog Devices, Inc.	576	31,864
ANSYS, Inc. (1)	1,519	140,507
Apple, Inc.	144,659	15,226,806
Applied Materials, Inc.	10,479	195,643
ARRIS Group, Inc. (1)	2,369	72,420
Arrow Electronics, Inc. (1)	217,743	11,797,316
Autodesk, Inc. (1)	1,228	74,822
Automatic Data Processing, Inc.	191,321	16,208,715
Avnet, Inc.	284,556	12,190,379
Black Knight Financial Services, Inc. (1)	52	1,719
Booz Allen Hamilton Holding Corp.	143	4,412
Broadcom Corp.	10,954	633,360

Brocade Communications Systems, Inc.	8,715	80,004
CA Technologies, Inc.	6,659	190,181
Cisco Systems, Inc.	542,944	14,743,644
CommScope Holding Co., Inc. (1)	1,247	32,285
Computer Sciences Corp.	2,927	95,654
CoreLogic, Inc. (1)	1,060	35,892
Corning, Inc.	24,931	455,739
Cree, Inc. (1)	2,284	60,914
CSRA, Inc.	2,927	87,810
Cypress Semiconductor Corp.	6,922	67,905
Dolby Laboratories, Inc.	1,072	36,073
DST Systems, Inc.	169	19,276
EchoStar Corp. (1)	938	36,685
EMC Corp.	464,386	11,925,432
Fidelity National Information Services, Inc.	3,394	205,676
First Data Corp. (1)	858	13,745
First Solar, Inc. (1)	1,587	104,726
Fitbit, Inc. (1)	287	8,492
FLIR Systems, Inc.	1,119	31,410
Harris Corp.	2,145	186,401
Hewlett-Packard Enterprise Co.	38,103	579,166
HP, Inc.	38,103	451,140
Ingram Micro, Inc.	3,077	93,479
Intel Corp.	323,107	11,131,036
International Business Machines Corp.	8,471	1,165,779
Jabil Circuit, Inc.	3,294	76,717
Juniper Networks, Inc.	6,848	189,005
Keysight Technologies, Inc. (1)	544	15,412
Lam Research Corp.	945	75,052
Leidos Holdings, Inc.	1,283	72,182
Lexmark International, Inc.	1,310	42,510
Lumentum Holdings, Inc. (1)	947	20,853
Marvell Technology Group Ltd.	9,447	83,323
Match Group, Inc. (1)	152	2,060
Maxim Integrated Products, Inc.	3,880	147,440
Microchip Technology, Inc.	214,300	9,973,522
Micron Technology, Inc. (1)	20,885	295,732
Microsoft Corp.	655,660	36,376,017
National Instruments Corp.	1,844	52,904
NCR Corp. (1)	3,535	86,466
NetApp, Inc.	4,551	120,738
Nuance Communications, Inc. (1)	5,278	104,979
NVIDIA Corp.	11,301	372,481
ON Semiconductor Corp. (1)	669	6,556
Oracle Corp.	1,070,648	39,110,771
Paychex, Inc.	885	46,808
QUALCOMM, Inc.	399,781	19,983,053
Samsung Electronic Co. Ltd.	24,010	25,608,641
SanDisk Corp.	4,369	332,000
Square, Inc. (1)	148	1,937
SS&C Technologies Holdings, Inc.	181	12,357
SunEdison, Inc. (1)	441	2,245
SunPower Corp. (1)	1,107	33,221
Symantec Corp.	14,296	300,216
Synopsys, Inc. (1)	2,999	136,784
Teradata Corp. (1)	738	19,498
Teradyne, Inc.	4,474	92,478
Texas Instruments, Inc.	217,400	11,915,694

Trimble Navigation Ltd. (1)	5,124	109,910
Viavi Solutions, Inc. (1)	5,094	31,022
Western Digital Corp.	4,711	282,896
Xerox Corp.	21,340	226,844
Xilinx, Inc.	4,196	197,086
Yahoo!, Inc. (1)	19,930	662,872
Zillow Group, Inc. - Class A (1)	358	9,322
Zillow Group, Inc. - Class C (1)	716	16,812
Zynga, Inc. (1)	16,353	43,826

		272,893,247

Materials - 6.04%
Air Products & Chemicals, Inc.	83,293	10,837,252
Airgas, Inc.	1,099	152,014
Albemarle Corp.	2,340	131,063
Alcoa, Inc.	27,501	271,435
Allegheny Technologies, Inc.	2,320	26,100
AptarGroup, Inc.	1,064	77,300
Ashland, Inc.	1,276	131,045
Avery Dennison Corp.	129	8,083
Bemis, Inc.	1,811	80,934
Cabot Corp.	1,348	55,106
Celanese Corp.	169,340	11,401,662
Chemours Co.	1,969	10,554
CRH Plc - ADR	427,300	12,314,786
Crown Holdings, Inc. (1)	1,626	82,438
Domtar Corp.	1,340	49,513
Dow Chemical Co.	20,556	1,058,223
DuPont	10,372	690,775
Eastman Chemical Co.	2,329	157,231
Ecolab, Inc.	95,244	10,894,009
FMC Corp.	190,201	7,442,565
Freeport-McMoRan, Inc.	23,849	161,458
Goldcorp, Inc.	1,827,324	21,123,865
Graphic Packaging Holding Co.	2,956	37,925
Huntsman Corp.	1,517	17,248
International Paper Co.	426	16,060
Kinross Gold Corp. (1)	4,640,996	8,446,613
Martin Marietta Materials, Inc.	1,224	167,174
Newmont Mining Corp.	11,146	200,517
Nucor Corp.	257,042	10,358,793
Owens-Illinois, Inc. (1)	3,156	54,978
Platform Specialty Products Corp. (1)	2,358	30,253
Praxair, Inc.	146,696	15,021,670
Reliance Steel & Aluminum Co.	1,550	89,761
Royal Gold, Inc.	1,286	46,900
Scotts Miracle-Gro Co.	94	6,064
Sonoco Products Co.	2,105	86,031
Southern Copper Corp.	1,629	42,549
Steel Dynamics, Inc.	4,483	80,111
Tahoe Resources, Inc.	3,050	26,444
The Mosaic Co.	634,574	17,507,897
United States Steel Corp.	3,078	24,562
Vulcan Materials Co.	2,427	230,492
Westlake Chemical Corp.	854	46,389
WestRock Co.	4,951	225,865

		129,921,707

Telecommunication Services - 1.70%
AT&T, Inc.	109,076	3,753,305
CenturyLink, Inc.	11,837	297,819
Frontier Communications Corp.	24,364	113,780
Level 3 Communications, Inc. (1)	5,361	291,424
SBA Communications Corp. (1)	1,369	143,841
Softbank Group Corp. - ADR (1)	451,915	11,381,479
Sprint Corp. (1)	15,490	56,074
Telephone & Data Systems, Inc.	1,974	51,107
T-Mobile US, Inc. (1)	5,778	226,035
U.S. Cellular (1)	282	11,508
Verizon Communications, Inc.	232,172	10,730,990
Vodafone Group Plc - ADR	297,900	9,610,254
Zayo Group Holdings, Inc. (1)	441	11,726

		36,679,342

Utilities - 0.60%
AES Corp.	14,232	136,200
AGL Resources, Inc.	2,502	159,653
Alliant Energy Corp.	2,357	147,195
Ameren Corp.	5,109	220,862
American Electric Power Co., Inc.	10,513	612,592
American Water Works Co., Inc.	3,790	226,452
Aqua America, Inc.	3,693	110,051
Atmos Energy Corp.	2,107	132,825
Avangrid, Inc. (1)	1,209	46,426
Calpine Corp. (1)	6,865	99,337
CenterPoint Energy, Inc.	8,972	164,726
CMS Energy Corp.	5,832	210,419
Consolidated Edison, Inc.	6,140	394,618
Dominion Resources, Inc.	11,989	810,936
DTE Energy Co.	3,766	301,995
Duke Energy Corp.	14,571	1,040,224
Edison International	6,831	404,463
Entergy Corp.	3,775	258,059
Eversource Energy	6,667	340,484
Exelon Corp.	19,381	538,210
FirstEnergy Corp.	8,868	281,382
Great Plains Energy, Inc.	3,218	87,884
Hawaiian Electric Industries, Inc.	2,246	65,022
ITC Holdings Corp.	2,044	80,227
MDU Resources Group, Inc.	4,062	74,416
National Fuel Gas Co.	1,761	75,283
Nextera Energy, Inc.	9,362	972,618
NiSource, Inc.	6,619	129,137
NRG Energy, Inc.	6,957	81,884
OGE Energy Corp.	4,162	109,419
Pepco Holdings, Inc.	5,278	137,281
PG&E Corp.	10,314	548,602
Pinnacle West Capital Corp.	2,310	148,949
PPL Corp.	14,006	478,025
Public Service Enterprise Group, Inc.	10,605	410,307
Questar Corp.	3,665	71,394
SCANA Corp.	2,981	180,321
Sempra Energy	5,324	500,509
TECO Energy, Inc.	4,904	130,692
TerraForm Power, Inc.	1,111	13,976
The Southern Co.	19,041	890,928
UGI Corp.	3,598	121,468
Vectren Corp.	1,724	73,132
WEC Energy Group, Inc.	6,624	339,877

Westar Energy, Inc.	2,946	124,940
Xcel Energy, Inc.	10,631	381,759

		12,865,159

Total Common Stocks (Cost $2,210,445,238)		$2,074,300,022

SHORT-TERM INVESTMENTS - 3.70%
Money Market Funds - 3.70%
Goldman Sachs Financial Square Funds - Government Fund - Class I, 0.18%	39,799,225	$39,799,225
JPMorgan U.S. Government Money Market Fund - Class I, 0.12%	39,799,226	39,799,226

Total Money Market Funds (Cost $79,598,451)		$79,598,451

TOTAL INVESTMENTS IN SECURITIES (Cost $2,290,043,689) - 100.10%		$2,153,898,473
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10)%		(2,113,386)

TOTAL NET ASSETS - 100.00%		$2,151,785,087

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(1)	Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
20	E-Mini S&P 500 Index Futures	Morgan Stanley	Mar. 2016	$2,046,964	$2,035,400	$(11,564)

						$(11,564)

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.55%
Consumer Discretionary - 15.43%
1-800-Flowers.Com, Inc. (1)	2,768	$20,151
2u, Inc. (1)	2,900	81,142
Aaron’s, Inc.	33,698	754,498
Advance Auto Parts, Inc.	82,420	12,405,034
AMC Entertainment Holdings, Inc.	214	5,136
AMC Networks, Inc. (1)	6,545	488,781
American Axle & Manufacturing Holdings, Inc. (1)	8,185	155,024
American Eagle Outfitters, Inc.	18,740	290,470
America’s Car-Mart, Inc. (1)	144	3,843
Aramark	19,250	620,812
Arctic Cat, Inc.	499	8,174
Asbury Automotive Group, Inc. (1)	2,731	184,179
Ascena Retail Group, Inc. (1)	3,324	32,741
AutoNation, Inc. (1)	7,960	474,894
Bassett Furniture Industries, Inc.	553	13,869
Big Lots, Inc.	5,511	212,394
BJ’s Restaurants, Inc. (1)	2,312	100,503
Black Diamond, Inc. (1)	136	601
Bloomin Brands, Inc.	161,902	2,734,525
Blue Nile, Inc. (1)	1,269	47,118
Bob Evans Farms, Inc.	177	6,876
Bojangles, Inc. (1)	872	13,839
Boot Barn Holdings, Inc. (1)	99,981	1,228,766
Boyd Gaming Corp. (1)	9,058	179,982
Bravo Brio Restaurant Group, Inc. (1)	1,560	14,040
Bright Horizons Family Solutions, Inc. (1)	11,602	775,014
Brinker International, Inc.	6,770	324,621
Brunswick Corp.	7,510	379,330
Buckle, Inc.	3,018	92,894
Buffalo Wild Wings, Inc. (1)	68,023	10,859,872
Build-A-Bear Workshop, Inc. (1)	101	1,236
Burlington Stores, Inc. (1)	7,505	321,964
Cabela’s, Inc. (1)	188,682	8,817,110
Cablevision Systems Corp.	3,180	101,442
CalAtlantic Group, Inc.	1,829	69,356
Caleres, Inc.	384	10,299
Callaway Golf Co.	152,960	1,440,883
Capella Education Company	1,295	59,855
CarMax, Inc. (1)	185,548	10,014,026
Carmike Cinemas, Inc. (1)	123	2,822
Carriage Services, Inc.	351	8,459
Carrols Restaurant Group, Inc. (1)	3,261	38,284
Carter’s, Inc.	5,742	511,210
Cato Corp.	495	18,226
Cavco Industries, Inc. (1)	847	70,564
Central European Media Enterprises Ltd. (1)	5,319	14,308
Century Communities, Inc. (1)	138	2,444
Cheesecake Factory, Inc.	5,410	249,455

Chegg, Inc. (1)	2,962	19,934
Cherokee, Inc. (1)	798	13,765
Chicos FAS, Inc.	15,353	163,816
Children’s Place, Inc.	578	31,906
Choice Hotels International, Inc.	3,994	201,338
Churchill Downs, Inc.	1,377	194,832
Chuy’s Holdings, Inc. (1)	36,085	1,130,904
Cinemark Holdings, Inc.	12,580	420,549
Citi Trends, Inc.	45	956
Clear Channel Outdoor Holdings, Inc. (1)	1,651	9,229
ClubCorp Holdings, Inc.	4,819	88,043
Collectors Universe, Inc.	734	11,377
Columbia Sportswear Co.	2,132	103,956
Container Store Group, Inc. (1)	1,754	14,383
Cooper Tire & Rubber Co.	698	26,419
Cooper-Standard Holdings, Inc. (1)	95	7,371
Core Mark Holding Company, Inc.	1,282	105,047
Cracker Barrel Old Country Store, Inc.	1,974	250,362
Crocs, Inc. (1)	6,301	64,522
Crown Media Holdings, Inc. (1)	2,852	16,000
CST Brands, Inc.	177,846	6,960,892
Culp, Inc.	1,124	28,628
D. R. Horton, Inc.	14,846	475,517
Dana Holding Corp.	9,002	124,228
Dave & Busters Entertainment, Inc. (1)	2,452	102,346
Deckers Outdoor Corp. (1)	2,017	95,202
Del Frisco’s Restaurant Group, Inc. (1)	126	2,019
Denny’s Corp. (1)	6,718	66,038
Destination Xl Group, Inc. (1)	682	3,765
Diamond Resorts International, Inc. (1)	4,835	123,341
Dick’s Sporting Goods, Inc.	7,015	247,980
Dillard’s, Inc.	293	19,253
DineEquity, Inc.	1,722	145,802
Domino’s Pizza, Inc.	6,001	667,611
Dorman Products, Inc. (1)	2,841	134,862
Drew Industries, Inc.	2,568	156,366
DSW, Inc.	467	11,143
Duluth Holdings, Inc. (1)	738	10,767
Dunkin’ Brands Group, Inc.	10,546	449,154
E.W. Scripps Co.	4,398	83,562
El Pollo LoCo Holdings, Inc. (1)	1,562	19,728
Eldorado Resorts, Inc. (1)	2,579	28,369
Empire Resorts, Inc. (1)	315	5,666
Entravision Communication Corp.	6,488	50,022
Escalade, Inc.	228	3,021
Etsy, Inc. (1)	2,011	16,611
Expedia, Inc.	5,614	697,840
Express, Inc. (1)	8,165	141,091
Extended Stay America, Inc.	6,941	110,362
Fenix Parts, Inc. (1)	895	6,077
Fiesta Restaurant Group, Inc. (1)	2,877	96,667
Finish Line, Inc.	1,395	25,222
Five Below, Inc. (1)	5,838	187,400
Fogo De Chao, Inc. (1)	653	9,899
Foot Locker, Inc.	13,177	857,691

Fossil Group, Inc. (1)	3,699	135,235
Fox Factory Holding Corp. (1)	1,786	29,523
Francesca’s Holdings Corp. (1)	4,541	79,059
Gentex Corp.	16,254	260,227
Gentherm, Inc. (1)	67,510	3,199,974
G-III Apparel Group Ltd. (1)	4,277	189,300
Global Eagle Entertainment, Inc. (1)	4,925	48,610
GNC Holdings, Inc.	9,426	292,395
GoPro, Inc. (1)	9,587	172,662
Grand Canyon Education, Inc. (1)	5,037	202,084
Gray Television, Inc. (1)	6,818	111,133
Group 1 Automotive, Inc.	537	40,651
Groupon, Inc. (1)	50,330	154,513
Harman International Industries, Inc.	17,670	1,664,691
Helen Of Troy Corp. (1)	1,246	117,435
Hemisphere Media Group, Inc. (1)	97	1,431
Hibbett Sports, Inc. (1)	2,672	80,801
Hooker Furniture Corp.	50	1,262
Horizon Global Corp. (1)	46	477
Houghton Mifflin Harcourt Co. (1)	967	21,061
HSN, Inc.	3,465	175,572
Imax Corp. (1)	60,475	2,149,281
Installed Building Products, Inc. (1)	2,126	52,789
International Game Technology Plc	6,849	110,817
Interpublic Group of Companies, Inc.	45,065	1,049,113
Interval Leisure Group, Inc.	4,151	64,797
iRobot Corp. (1)	549	19,435
Isle Of Capri Casinos, Inc. (1)	2,697	37,569
Jack In The Box, Inc.	4,106	314,971
JAKKS Pacific, Inc. (1)	382	3,041
Jamba, Inc. (1)	1,552	20,936
Jarden Corp. (1)	22,981	1,312,675
John Wiley & Sons, Inc.	127,500	5,741,325
Journal Media Group, Inc.	91	1,094
Kate Spade & Co. (1)	14,330	254,644
Kirkland’s, Inc.	1,851	26,839
Kona Grill, Inc. (1)	434	6,883
Krispy Kreme Doughnuts, Inc. (1)	102,191	1,540,018
La Quinta Holdings, Inc. (1)	10,735	146,103
Lands End, Inc. (1)	295	6,915
La-Z-Boy, Inc.	2,098	51,233
Lear Corp.	6,388	784,638
Leggett & Platt, Inc.	15,045	632,191
Lennar Corp. - Class A	7,504	367,021
Lennar Corp. - Class B	349	14,023
LGI Homes, Inc. (1)	385	9,367
Libbey, Inc.	2,202	46,947
Liberty Tax, Inc.	559	13,321
Liberty TripAdvisor Holdings, Inc. (1)	2,613	79,278
Liberty Venture Group (1)	15,514	699,837
Lifelock, Inc. (1)	10,117	145,179
Lions Gate Entertainment Corp.	10,331	334,621
Lithia Motors, Inc.	2,504	267,102
Live Nation Entertainment, Inc. (1)	15,874	390,024
LKQ Corp. (1)	87,980	2,606,847

Loral Space and Communications, Inc. (1)	1,386	56,424
lululemon athletica, Inc. (1)	12,218	641,078
M.D.C. Holdings, Inc.	1,509	38,525
M/I Homes, Inc. (1)	488	10,697
Malibu Boats, Inc. (1)	2,010	32,904
Marine Products Corp.	972	5,871
Marinemax, Inc. (1)	1,370	25,235
Marriott Vacations Worldwide Corp.	1,744	99,321
Mattress Firm Holding Corp. (1)	39,763	1,774,623
MCBC Holdings, Inc. (1)	924	12,659
MDC Partners, Inc.	119,914	2,604,532
Mens Wearhouse, Inc.	5,199	76,321
Meritage Homes Corp. (1)	296	10,061
Metaldyne Performance Group, Inc.	712	13,058
Monarch Casino & Resort, Inc. (1)	525	11,928
Monro Muffler Brake, Inc.	43,461	2,877,987
Morgans Hotel Group Co. (1)	2,624	8,843
Morningstar, Inc.	2,037	163,795
Motorcar Parts of America, Inc. (1)	1,775	60,013
MSG Network, Inc. (1)	6,622	137,738
Murphy USA, Inc. (1)	291	17,675
National Cinemedia, Inc.	143,470	2,253,914
Nautilus, Inc. (1)	3,382	56,547
Netflix, Inc. (1)	18,160	2,077,141
New Home Company, Inc. (1)	218	2,825
New York Times Co.	2,975	39,924
Nexstar Broadcasting Group, Inc.	3,378	198,289
Noodles & Co. (1)	866	8,392
NutriSystem, Inc.	3,058	66,175
NVR, Inc. (1)	439	721,277
Office Depot, Inc. (1)	11,437	64,505
Ollie’s Bargain Outlet Holdings, Inc. (1)	84,553	1,438,247
Outerwall, Inc.	2,007	73,336
Overstock.Com, Inc. (1)	1,319	16,197
Oxford Industries, Inc.	1,577	100,644
Panera Bread Co. (1)	19,752	3,847,295
Papa John’s International, Inc.	3,110	173,756
Papa Murphy’s Holdings, Inc. (1)	1,005	11,316
Party City Holdings, Inc. (1)	2,747	35,464
Penn National Gaming, Inc. (1)	1,102	17,654
Penske Automotive Group, Inc.	1,687	71,428
Performance Sports Group Ltd. (1)	385	3,708
Petmed Express, Inc.	2,129	36,491
Pier 1 Imports, Inc.	9,846	50,116
Planet Fitness, Inc. (1)	1,077	16,834
Polaris Industries, Inc.	74,597	6,411,612
Pool Corp.	4,797	387,502
Popeyes Louisiana Kitchen, Inc. (1)	56,496	3,305,016
Potbelly Corp. (1)	53,762	629,553
Ralph Lauren Corp.	58,360	6,505,973
Reading International, Inc. (1)	370	4,851
Red Robin Gourmet Burgers, Inc. (1)	1,522	93,968
Regal Entertainment Group	8,911	168,151
Rentrak Corp. (1)	1,242	59,032
Restoration Hardware Holdings, Inc. (1)	3,668	291,423

Ross Stores, Inc.	231,340	12,448,405
Ruth’s Hospitality Group, Inc.	2,468	39,291
Sally Beauty Holdings, Inc. (1)	232,368	6,480,744
Scientific Games Corp. (1)	5,432	48,725
Sears Holdings Corp. (1)	82	1,686
SeaWorld Enertainment, Inc.	7,365	145,017
Select Comfort Corp. (1)	5,613	120,174
Sequential Brands Group, Inc. (1)	3,647	28,846
Service Corp. International	21,957	571,321
Servicemaster Global Holdings, Inc. (1)	11,223	440,391
SFX Entertainment, Inc. (1)	1,762	335
Shake Shack, Inc. (1)	554	21,938
Shutterfly, Inc. (1)	2,559	114,029
Signet Jewelers Ltd.	71,000	8,781,990
Sinclair Broadcast Group, Inc.	7,458	242,683
Six Flags Enertainment Corp.	7,829	430,125
Skechers USA, Inc. (1)	13,467	406,838
Skullcandy, Inc. (1)	791	3,741
Smith & Wesson Holding Corp. (1)	5,743	126,231
Sonic Corp.	4,067	131,405
Sotheby’s	6,672	171,871
Sportsman’s Warehouse Holdings, Inc. (1)	814	10,501
Starwood Hotels & Resorts Worldwide, Inc.	110,720	7,670,682
Starz Series A (1)	9,524	319,054
Steven Madden Ltd. (1)	66,828	2,019,542
Stoneridge, Inc. (1)	2,981	44,119
Strattec Security Corp.	49	2,768
Strayer Education, Inc. (1)	487	29,278
Sturm, Ruger & Company, Inc.	2,021	120,472
Superior Uniform Group, Inc.	760	12,905
Tempur Sealy International, Inc. (1)	6,692	471,518
Tenneco, Inc. (1)	6,305	289,463
Texas Roadhouse, Inc.	62,100	2,221,317
The Habit Restaurants, Inc. (1)	1,273	29,355
The Madison Square Garden Co. (1)	2,227	360,329
The Michaels Companies, Inc. (1)	6,757	149,397
Thor Industries, Inc.	5,070	284,680
Tile Shop Holdings, Inc. (1)	2,913	47,773
Toll Brothers, Inc. (1)	6,789	226,074
Tower International, Inc.	1,269	36,255
Tractor Supply Co.	114,290	9,771,795
Travelport Worldwide Ltd.	8,128	104,851
Tri Pointe Homes, Inc. (1)	987	12,505
Tribune Publishing Co.	1,595	14,706
TripAdvisor, Inc. (1)	99,400	8,473,850
Tuesday Morning Corp. (1)	3,938	25,597
Tumi Holdings, Inc. (1)	103,778	1,725,828
Tupperware Brands Corp.	90,594	5,041,556
Ulta Salon Cosmetcs & Fragrance, Inc. (1)	17,609	3,257,665
Under Armour, Inc. (1)	54,320	4,378,735
Unifi, Inc. (1)	75	2,111
Universal Electronics, Inc. (1)	1,419	72,866
Urban Outfitters, Inc. (1)	9,509	216,330
Vail Resorts, Inc.	4,048	518,104
Vince Holding Corp. (1)	1,548	7,090

Vista Outdoor, Inc. (1)	31,976	1,423,252
Visteon Corp. (1)	4,403	504,143
Vitamin Shoppe, Inc. (1)	194	6,344
VOXX International Corp. (1)	91	479
Wayfair, Inc. (1)	2,127	101,288
Weight Watchers International, Inc. (1)	2,876	65,573
William Lyon Homes (1)	324	5,346
Williams-Sonoma, Inc.	9,973	582,523
Wingstop, Inc. (1)	713	16,264
Winmark Corp.	240	22,322
Winnebago Industries, Inc.	2,618	52,098
Wolverine World Wide, Inc.	11,101	185,498
World Wrestling Entertainment, Inc.	3,212	57,302
Zagg, Inc. (1)	2,904	31,770
Zoe’s Kitchen, Inc. (1)	2,111	59,066
Zumiez, Inc. (1)	1,768	26,732

		215,361,588

Consumer Staples - 6.87%
Alico, Inc.	23	890
Amplify Snack Brands, Inc. (1)	1,021	11,762
Arcadia Biosciences, Inc. (1)	550	1,672
B&G Foods, Inc.	6,083	213,027
Blue Buffalo Pet Products, Inc. (1)	175,198	3,277,955
Boston Beer, Inc. (1)	1,011	204,131
Boulder Brands, Inc. (1)	5,419	59,501
Calavo Growers, Inc.	49,351	2,418,199
Cal-Maine Foods, Inc.	3,365	155,934
Casey’s General Stores, Inc.	115,397	13,899,569
Castle Brands, Inc. (1)	7,219	8,879
Central Garden & Pet Co. (1)	461	6,270
Coca-Cola Bottling Co. Consolidated	462	84,320
Coty, Inc.	9,187	235,463
Craft Brew Alliance, Inc. (1)	388	3,247
Dean Foods Co.	4,970	85,235
Diamond Foods, Inc. (1)	2,687	103,584
Diplomat Pharmacy, Inc. (1)	3,876	132,637
Fairway Group Holdings Corp. (1)	507	335
Farmer Brothers Co. (1)	840	27,107
Flowers Foods, Inc.	539,679	11,597,702
Freshpet, Inc. (1)	2,082	17,676
Herbalife Ltd. (1)	6,896	369,763
HRG Group, Inc. (1)	3,777	51,216
Ingles Markets, Inc.	401	17,676
Ingredion, Inc.	945	90,569
Inter Parfums, Inc.	729	17,365
Inventure Foods, Inc. (1)	2,053	14,576
J & J Snack Foods Corp.	16,633	1,940,572
John B. Sanfilippo & Son, Inc.	230	12,427
Lancaster Colony Corp.	1,276	147,327
Landec Corp. (1)	587	6,944
Lifeway Foods, Inc. (1)	448	4,973
Limoneira Co.	1,267	18,929
McCormick & Co, Inc.	111,500	9,539,940
Mead Johnson Nutrition Co	92,100	7,271,295
Medifast, Inc.	1,205	36,608

MGP Ingredients, Inc.	1,135	29,453
Molson Coors Brewing Co.	61,500	5,776,080
Monster Beverage Corp. (1)	12,855	1,914,881
National Beverage Corp. (1)	1,144	51,983
Natural Grocers by Vitamin Cottage, Inc. (1)	1,010	20,574
Natural Health Trends Corp.	869	29,137
Nu Skin Enterprises, Inc.	1,324	50,166
Orchids Paper Products Company	292	9,029
Performance Food Group Co. (1)	982	22,723
Pilgrim’s Pride Corp.	789	17,429
PriceSmart, Inc.	2,128	176,603
Revlon, Inc. (1)	333	9,271
Rite Aid Corp. (1)	64,445	505,249
Seaboard Corp. (1)	2	5,789
Spectrum Brands Holdings, Inc.	2,781	283,106
Sprouts Farmers Market, Inc. (1)	16,670	443,255
Synutra International, Inc. (1)	1,930	9,090
The Chefs’ Warehouse, Inc. (1)	2,051	34,211
The Fresh Market, Inc. (1)	4,634	108,528
The Hain Celestial Group, Inc. (1)	11,184	451,722
The J. M. Smucker Co.	109,000	13,444,060
Tootsie Roll Industries, Inc.	680	21,481
Treehouse Foods, Inc. (1)	130,787	10,261,548
United Natural Foods, Inc. (1)	36,593	1,440,300
Usana Health Sciences, Inc. (1)	600	76,650
Vector Group Ltd.	9,504	224,199
WD-40 Co.	1,551	153,006
WhiteWave Foods Co. (1)	38,890	1,513,210
Whole Foods Market, Inc.	200,000	6,700,000

		95,868,008

Energy - 2.60%
Carrizo Oil & Gas, Inc. (1)	68,460	2,025,047
Core Laboratories NV	124,405	13,527,800
CVR Energy, Inc.	560	22,036
Delek US Holdings, Inc.	3,461	85,141
Denbury Resources, Inc.	922,000	1,862,440
Energy Fuels, Inc. (1)	2,232	6,584
Evolution Petroleum Corp.	2,493	11,991
Fairmount Santrol Holdings, Inc. (1)	6,009	14,121
Forum Energy Technologies, Inc. (1)	107,117	1,334,678
Franks International	311,000	5,190,590
Hallador Energy Company	103	470
Ion Geophysical Corp. (1)	1,424	716
Isramco, Inc. (1)	93	8,306
Matador Resources Co. (1)	4,618	91,298
Memorial Resource Development Corp. (1)	9,699	156,639
Oceaneering International, Inc.	150,319	5,639,969
Oil States International, Inc. (1)	32,931	897,370
Panhandle Oil And Gas, Inc.	723	11,684
Par Petroleum Corp. (1)	1,554	36,581
Parsley Energy, Inc. (1)	3,752	69,224
PHI, Inc. (1)	89	1,460
Range Resources Corp.	21,755	535,391
Rice Energy, Inc. (1)	66,715	727,193
Rignet, Inc. (1)	1,310	27,104

RPC, Inc.	42,671	509,918
RSP Permian, Inc. (1)	70,697	1,724,300
SemGroup Corp.	4,700	135,642
Solazyme, Inc. (1)	8,426	20,896
Synergy Resources Corp. (1)	121,243	1,032,990
Targa Resources Corp.	2,913	78,826
Teekay Corp.	1,966	19,404
Ultra Petroleum Corp. (1)	8,241	20,603
Uranium Energy Corp. (1)	10,093	10,699
US Silica Holdings, Inc.	5,801	108,653
Western Refining, Inc.	7,824	278,691
World Fuel Services Corp.	1,388	53,382

		36,277,837

Financials - 12.35%
Affiliated Managers Group, Inc. (1)	46,160	7,374,522
Alexander’s, Inc.	219	84,120
Allied World Assurance Co. Holdings, AG.	284,500	10,580,555
Altisource Asset Management Corp. (1)	79	1,356
Altisource Portfolio Solutions S.A. (1)	1,458	40,547
American Assets Trust, Inc.	76,830	2,946,430
Amerisafe, Inc.	39,719	2,021,697
Amtrust Financial Services, Inc.	247	15,210
Arthur J. Gallagher & Co.	204,612	8,376,815
Artisan Partners Asset Management, Inc.	3,822	137,821
Ashford, Inc. (1)	105	5,591
Associated Capital Group, Inc. (1)	689	21,014
Atlas Financial Holdings, Inc. (1)	534	10,627
Bank Of The Ozarks, Inc.	8,592	424,960
BGC Partners, Inc.	19,608	192,354
BNC Bancorp	471	11,954
Bofi Holding, Inc. (1)	6,592	138,762
Cardinal Financial Corp.	179	4,072
Caretrust REIT, Inc.	5,329	58,353
CBOE Holdings, Inc.	9,017	585,203
Central Pacific Financial Corp.	61,632	1,357,137
Cohen & Steers, Inc.	2,457	74,889
Columbia Property Trust, Inc.	1,671	39,235
Commerce Bancshares, Inc.	217,875	9,268,402
Consolidated-Tomoka Land Co.	145	7,643
CoreSite Realty Corp.	2,626	148,947
Corporate Office Properties Trust	101,555	2,216,946
Cowen Group, Inc. (1)	810	3,102
Crawford & Co.	854	4,535
Credit Acceptance Corp (1)	912	195,186
Cubesmart	14,476	443,255
Cullen/Frost Bankers, Inc.	141,500	8,490,000
CyrusOne, Inc.	6,775	253,724
Diamond Hill Investment Group, Inc.	323	61,047
Dupont Fabros Technology, Inc.	2,516	79,984
Eagle Bancorp, Inc. (1)	53,440	2,697,117
Easterly Government Properties, Inc.	1,559	26,784
Eastgroup Properties, Inc.	744	41,374
Eaton Vance Corp.	12,905	418,509
eHealth, Inc. (1)	1,947	19,431
Empire State Realty Trust, Inc.	5,862	105,926

Employers Holdings, Inc.	2,065	56,374
Encore Capital Group, Inc. (1)	20,949	609,197
Endurance Specialty Holdings Ltd.	171,500	10,974,285
Enova International, Inc. (1)	2,615	17,285
Equity Lifestyle Properties, Inc.	9,185	612,364
Equity One, Inc.	1,042	28,290
Erie Indemnity Co.	2,632	251,724
Essent Group Ltd. (1)	5,982	130,946
Evercore Partners, Inc.	56,844	3,073,555
Extra Space Storage, Inc.	13,260	1,169,665
Federal Realty Investment Trust	7,416	1,083,478
Federated Investors, Inc.	10,319	295,639
Fifth Street Asset Management, Inc.	689	2,246
Financial Engines, Inc.	69,489	2,339,695
First Cash Financial Services, Inc. (1)	2,791	104,467
First Financial Bankshares, Inc.	3,925	118,417
First Midwest Bancorp, Inc.	137,103	2,526,808
First Republic Bank	101,400	6,698,484
Gain Capital Holdings, Inc.	506	4,104
Gamco Investors, Inc.	689	21,387
Gaming and Leisure Properties, Inc.	1,387	38,559
Greenhill & Co, Inc.	3,176	90,865
HCI Group, Inc.	167	5,820
Healthcare Trust of America, Inc.	1,429	38,540
Heritage Insurance Holdings, Inc. (1)	1,749	38,163
HFF, Inc.	87,200	2,709,304
Hilltop Holdings, Inc. (1)	59,778	1,148,933
Home Bancshares, Inc.	4,995	202,397
Homestreet, Inc. (1)	760	16,500
Houlihan Lokey, Inc.	432	11,323
Hudson Pacific Properties, Inc.	74,587	2,098,878
Impac Mortgage Holdings, Inc. (1)	851	15,318
Inland Real Estate Corp.	3,106	32,986
INTL FCStone, Inc. (1)	406	13,585
Investment Technology Group, Inc.	482	8,204
Iron Mountain, Inc.	9,146	247,033
James River Group Holdings Ltd.	97,963	3,285,679
Janus Capital Group, Inc.	1,392	19,613
Jones Lang LaSalle, Inc.	67,995	10,869,681
KCG Holdings, Inc. (1)	446	5,490
Kennedy-Wilson Holdings, Inc.	887	21,359
Ladenburg Thalmann Financial Services, Inc. (1)	1,223	3,375
Lamar Advertising Co.	8,877	532,442
Lazard Ltd.	118,256	5,322,703
Legg Mason, Inc.	3,431	134,598
LendingClub Corp. (1)	7,212	79,693
Lendingtree, Inc. (1)	618	55,175
LPL Financial Holdings, Inc.	9,045	385,769
LTC Properties, Inc.	258	11,130
Maiden Holdings Ltd.	634	9,453
Marcus & Millichap, Inc. (1)	1,493	43,506
MarketAxess Holdings, Inc.	13,092	1,460,936
Medley Management, Inc.	823	4,683
Meridian Bancorp, Inc.	758	10,688
MGIC Investment Corp. (1)	16,319	144,097

Moelis & Co.	1,651	48,176
MSCI, Inc.	11,026	795,305
National General Holdings Corp.	382	8,350
National Health Investors, Inc.	1,411	85,888
National Interstate Corp.	179	4,779
National Storage Affiliates Trust Co.	2,422	41,489
Northern Trust Corp.	139,500	10,056,555
Northstar Asset Management Group, Inc.	21,605	262,285
OM Asset Management Plc	2,736	41,943
Omega Healthcare Investors, Inc.	5,397	188,787
On Deck Capital, Inc. (1)	1,187	12,226
Patriot National, Inc. (1)	908	6,093
Pebblebrook Hotel Trust	74,931	2,099,567
Pinnacle Financial Partners, Inc.	247	12,686
Plum Creek Timber Co., Inc.	7,891	376,559
Post Properties, Inc.	2,136	126,366
Potlatch Corp.	3,232	97,736
PRA Group, Inc. (1)	81,689	2,833,791
Prosperity Bancshares, Inc.	152,500	7,298,650
PS Business Parks, Inc.	306	26,754
Pzena Investment Management, Inc.	1,283	11,034
QTS Realty Trust, Inc.	2,905	131,045
Realogy Holdings Corp. (1)	5,787	212,209
Regional Management Corp. (1)	138	2,135
Renasant Corp.	222	7,639
Resource America, Inc.	144	883
RLJ Lodging Trust	5,208	112,649
Ryman Hospitality Properties, Inc.	4,927	254,430
Sabra Health Care REIT, Inc.	1,136	22,981
Saul Centers, Inc.	980	50,245
SEI Investments Co.	15,108	791,659
Signature Bank (1)	65,449	10,037,913
SLM Corp. (1)	43,712	285,002
South Street Financial Corp.	47,588	3,423,957
Sovran Self Storage, Inc.	3,423	367,322
State National Companies, Inc.	200	1,962
Stonegate Mortgage Corp. (1)	341	1,858
Sun Communities, Inc.	844	57,839
SVB Financial Group (1)	17,369	2,065,174
Talmer BanCorp., Inc.	174,724	3,164,252
Tanger Factory Outlet Centers, Inc.	10,742	351,263
Taubman Centers, Inc.	2,364	181,366
Terreno Realty Corp.	121,136	2,740,096
Texas Capital Bancshares, Inc. (1)	30,110	1,488,036
The Howard Hughes Corp. (1)	1,712	193,730
Third Point Reinsurance Ltd. (1)	633	8,489
United Financial Bancorp, Inc.	1,009	12,996
Universal Health Realty Income Trust	347	17,353
Universal Insurance Holdings, Inc.	3,459	80,180
Urban Edge Properties	10,107	237,009
Virtu Financial, Inc.	2,073	46,933
Virtus Investment Partners, Inc.	41	4,816
Waddell & Reed Financial, Inc.	8,773	251,434
Walker & Dunlop, Inc. (1)	1,442	41,544
Western Alliance Bancorporation (1)	60,506	2,169,745

Westwood Holdings Group, Inc.	828	43,131
WisdomTree Investments, Inc.	57,142	895,987
World Acceptance Corp. (1)	477	17,697
WSFS Financial Corp.	157	5,081
ZAIS Group Holdings, Inc. (1)	385	3,565

		172,436,648

Healthcare - 18.62%
AAC Holdings, Inc. (1)	20,597	392,579
Abaxis, Inc.	2,433	135,469
Abeona Therapeutics, Inc. (1)	1,052	3,535
ABIOMED, Inc. (1)	16,449	1,485,016
Acadia Healthcare Co., Inc. (1)	37,312	2,330,508
ACADIA Pharmaceuticals, Inc. (1)	7,977	284,380
Accelerate Diagnostics, Inc. (1)	2,323	49,921
Acceleron Pharma, Inc. (1)	2,315	112,879
Accuray, Inc. (1)	8,520	57,510
Aceto Corp.	2,921	78,809
Achillion Pharmaceuticals, Inc. (1)	12,481	134,670
Aclaris Therapeutics, Inc. (1)	724	19,505
Acorda Therapeutics, Inc. (1)	4,180	178,820
Addus Homecare Corp. (1)	29	675
Adeptus Health, Inc. (1)	679	37,019
Aduro Biotech, Inc. (1)	917	25,804
Advaxis, Inc. (1)	3,270	32,896
Aegerion Pharmaceuticals, Inc. (1)	2,711	27,381
Aerie Pharmaceuticals, Inc. (1)	2,206	53,716
Affimed N.V. (1)	1,539	10,958
Affymetrix, Inc. (1)	2,401	24,226
Agenus, Inc. (1)	6,647	30,177
Agile Therapeutics, Inc. (1)	1,032	10,072
Agios Pharmaceuticals, Inc. (1)	2,766	179,569
Aimmune Therapeutics, Inc. (1)	1,041	19,206
Air Methods Corp. (1)	4,214	176,693
Akorn, Inc. (1)	50,034	1,866,769
Albany Molecular Research, Inc. (1)	2,659	52,781
Alder Biopharmaceuticals, Inc. (1)	2,524	83,368
Alere, Inc. (1)	6,065	237,081
Alexion Pharmaceuticals, Inc. (1)	41,920	7,996,240
Align Technology, Inc. (1)	96,828	6,376,124
Alimera Sciences, Inc. (1)	3,100	7,502
Alkermes Plc (1)	118,398	9,398,433
Alliance HealthCare Services, Inc. (1)	194	1,781
Allscripts Healthcare Solutions, Inc. (1)	6,576	101,139
AMAG Pharmaceuticals, Inc. (1)	2,891	87,279
Amedisys, Inc. (1)	2,420	95,154
Amicus Therapeutics, Inc. (1)	12,422	120,493
AMN Healthcare Services, Inc. (1)	5,111	158,697
Amphastar Pharmaceuticals, Inc. (1)	2,324	33,071
Amsurg Corp. (1)	14,601	1,109,676
Anacor Pharmaceuticals, Inc. (1)	4,498	508,139
Analogic Corp.	118	9,747
ANI Pharmaceuticals, Inc. (1)	856	38,627
Anika Therapeutics, Inc. (1)	1,213	46,288
Antares Pharma, Inc. (1)	15,990	19,348
Anthera Pharmaceuticals, Inc. (1)	4,371	20,281

Applied Genetic Technologies Corp. (1)	881	17,972
Aratana Therapeutics, Inc. (1)	2,717	15,161
Ardelyx, Inc. (1)	1,798	32,580
Arena Pharmaceuticals, Inc. (1)	25,825	49,068
Ariad Pharmaceuticals, Inc. (1)	18,024	112,650
Array Biopharma, Inc. (1)	12,315	51,969
Arrowhead Research Corp. (1)	3,262	20,061
Assembly Biosciences, Inc. (1)	1,340	10,063
Asterias Biotherapeutics, Inc. - Class A (1)	1,081	4,248
Atara Biotherapeutics, Inc. (1)	1,793	47,353
athenahealth, Inc. (1)	15,587	2,509,039
AtriCure, Inc. (1)	2,309	51,814
Atrion Corp.	153	58,324
aTyr Pharma, Inc. (1)	615	6,045
Avalanche Biotechnologies, Inc. (1)	1,946	18,526
Axovant Sciences Ltd. (1)	1,356	24,449
Bellicum Pharmaceuticals, Inc. (1)	797	16,155
BioCryst Pharmaceuticals, Inc. (1)	6,226	64,252
BioDelivery Sciences International, Inc. (1)	5,026	24,075
BioMarin Pharmaceutical, Inc. (1)	66,600	6,977,016
Bio-Rad Laboratories, Inc. (1)	21,846	3,029,166
BioSpecifics Technologies Corp. (1)	535	22,989
Bio-Techne Corp.	19,455	1,750,950
BioTelemetry, Inc. (1)	2,930	34,222
BioTime, Inc. (1)	6,097	24,998
Bluebird Bio, Inc. (1)	3,958	254,183
Blueprint Medicines Corp. (1)	1,046	27,552
Brookdale Senior Living, Inc. (1)	4,296	79,304
Bruker Corp. (1)	11,995	291,119
C.R. Bard, Inc.	32,500	6,156,800
Cambrex Corp. (1)	3,490	164,344
Cantel Medical Corp.	27,057	1,681,322
Capital Senior Living Corp. (1)	3,543	73,907
Cara Therapeutics, Inc. (1)	2,173	36,637
Carbylan Therapeutics, Inc. (1)	1,292	4,677
Cardiovascular Systems, Inc. (1)	3,207	48,490
Castlight Health, Inc. (1)	3,417	14,591
Catabasis Pharmaceuticals, Inc. (1)	462	3,664
Catalent, Inc. (1)	9,350	234,031
Catalyst Pharmaceuticals, Inc. (1)	8,377	20,524
Celldex Therapeutics, Inc. (1)	9,555	149,822
Cellular Biomedicine Group, Inc. (1)	998	21,447
Cempra, Inc. (1)	3,433	106,869
Centene Corp. (1)	144,746	9,525,734
Cepheid (1)	268,625	9,812,871
Cerner Corp. (1)	30,650	1,844,211
Cerus Corp. (1)	8,685	54,889
Charles River Laboratories International, Inc. (1)	5,181	416,501
Chemed Corp.	1,877	281,175
ChemoCentryx, Inc. (1)	2,745	22,235
Chiasma, Inc. (1)	785	15,362
Chimerix, Inc. (1)	5,193	46,477
Cidara Therapeutics, Inc. (1)	494	8,477
Civitas Solutions, Inc. (1)	1,287	37,053
Clovis Oncology, Inc. (1)	2,981	104,335

Coherus Biosciences, Inc. (1)	2,476	56,849
Collegium Pharmaceutical, Inc. (1)	709	19,498
Computer Programs & Systems, Inc.	1,200	59,700
Concert Pharmaceuticals, Inc. (1)	1,656	31,414
ConforMIS, Inc. (1)	1,143	19,762
Connecture, Inc. (1)	692	2,498
Corcept Therapeutics, Inc. (1)	6,816	33,944
Corindus Vascular Robotics, Inc. (1)	2,479	7,958
Corium International, Inc. (1)	1,346	10,930
Cormedix, Inc. (1)	3,263	6,624
Corvel Corp. (1)	907	39,835
Cross Country Healthcare, Inc. (1)	2,126	34,845
CTI BioPharma Corp. (1)	31,487	38,729
Curis, Inc. (1)	12,095	35,196
Cutera, Inc. (1)	1,046	13,378
Cynosure, Inc. (1)	2,235	99,837
Cytokinetics, Inc. (1)	1,953	20,428
CytomX Therapeutics, Inc. (1)	1,065	22,227
CytRx Corp. (1)	6,626	17,559
Dentsply International, Inc.	3,946	240,114
Depomed, Inc. (1)	6,100	110,593
Dermira, Inc. (1)	659	22,808
DexCom, Inc. (1)	8,642	707,780
Dicerna Pharmaceuticals, Inc. (1)	1,465	17,390
Dimension Therapeutics, Inc. (1)	1,213	13,683
Durect Corp. (1)	12,273	27,123
Dyax Corp. (1)	15,849	596,239
Dynavax Technologies Corp. (1)	3,884	93,837
Eagle Pharmaceuticals, Inc. (1)	922	81,754
Edge Therapeutics, Inc. (1)	1,253	15,663
Edwards Lifesciences Corp. (1)	70,000	5,528,600
Emergent Biosolutions, Inc. (1)	2,557	102,306
Enanta Pharmaceuticals, Inc. (1)	1,721	56,827
EndoChoice Holdings, Inc. (1)	830	6,931
Endologix, Inc. (1)	7,269	71,963
Ensign Group, Inc.	70,300	1,590,889
Entellus Medical, Inc. (1)	516	8,700
Envision Healthcare Holdings, Inc. (1)	20,418	530,255
Epizyme, Inc. (1)	3,085	49,422
Esperion Therapeutics, Inc. (1)	1,414	31,476
Evolent Health, Inc. (1)	1,276	15,452
Exact Sciences Corp. (1)	10,245	94,561
Examworks Group, Inc. (1)	64,724	1,721,658
Exelixis, Inc. (1)	24,182	136,386
Fibrocell Science, Inc. (1)	2,554	11,621
FibroGen, Inc. (1)	5,122	156,067
Five Prime Therapeutics, Inc. (1)	2,598	107,817
Flex Pharma, Inc. (1)	559	6,960
Flexion Therapeutics, Inc. (1)	1,401	26,997
Fluidigm Corp. (1)	3,137	33,911
Foamix Pharmaceuticals Ltd. (1)	2,288	18,556
Foundation Medicine, Inc. (1)	1,298	27,336
Galena Biopharma, Inc. (1)	17,419	25,606
Genesis Healthcare, Inc. (1)	1,908	6,621
Genmark Diagnostics, Inc. (1)	4,601	35,704

Genocea Biosciences, Inc. (1)	2,418	12,743
Genomic Health, Inc. (1)	1,888	66,458
Geron Corp. (1)	15,905	76,980
Glaukos Corp. (1)	657	16,221
Global Blood Therapeutics, Inc. (1)	646	20,885
Globus Medical, Inc. (1)	84,960	2,363,587
Haemonetics Corp. (1)	2,659	85,726
Halozyme Therapeutics, Inc. (1)	11,350	196,696
Health Net, Inc. (1)	1,361	93,174
Healthequity, Inc. (1)	40,701	1,020,374
Healthsouth Corp.	10,116	352,138
HealthStream, Inc. (1)	2,691	59,202
HeartWare International, Inc. (1)	1,877	94,601
Heron Therapeutics, Inc. (1)	3,162	84,425
Heska Corp. (1)	650	25,142
Hill-Rom Holdings, Inc.	5,784	277,979
HMS Holdings Corp. (1)	106,786	1,317,739
Hologic, Inc. (1)	67,830	2,624,343
ICON Plc (1)	16,810	1,306,137
ICU Medical, Inc. (1)	24,120	2,720,254
Idera Pharmaceuticals, Inc. (1)	8,519	26,324
IDEXX Laboratories, Inc. (1)	33,946	2,475,342
Ignyta, Inc. (1)	1,300	17,420
Illumina, Inc. (1)	13,840	2,656,519
Immune Design Corp. (1)	1,137	22,831
Immunogen, Inc. (1)	9,230	125,251
Immunomedics, Inc. (1)	9,609	29,500
Impax Laboratories, Inc. (1)	7,968	340,712
Imprivata, Inc. (1)	966	10,916
INC Research Holdings, Inc. (1)	1,387	67,283
Infinity Pharmaceuticals, Inc. (1)	5,213	40,922
Inogen, Inc. (1)	1,709	68,514
Inovalon Holdings, Inc. (1)	24,546	417,282
Inovio Pharmaceuticals, Inc. (1)	6,906	46,408
Insmed, Inc. (1)	6,557	119,010
Insulet Corp. (1)	6,113	231,133
Insys Therapeutics, Inc. (1)	2,504	71,690
Integra Lifesciences Holdings Corp. (1)	48,055	3,257,168
Intercept Pharmaceuticals, Inc. (1)	1,712	255,687
Intersect ENT, Inc. (1)	1,806	40,635
Intra-Cellular Therapies, Inc. (1)	2,914	156,744
Intrexon Corp. (1)	5,440	164,016
Intuitive Surgical, Inc. (1)	1,975	1,078,666
InVitae Corp. (1)	738	6,059
Invivo Therapeutics Holdings Corp. (1)	2,723	19,606
Invuity, Inc. (1)	463	4,084
Ionis Pharmaceuticals, Inc. (1)	13,019	806,267
Iradimed Corp. (1)	319	8,942
Ironwood Pharmaceuticals, Inc. (1)	13,478	156,210
Juno Therapeutics, Inc. (1)	1,391	61,162
K2M Group Holdings, Inc. (1)	1,921	37,921
Karyopharm Therapeutics, Inc. (1)	2,448	32,436
Keryx Biopharmaceuticals, Inc. (1)	11,051	55,808
Kite Pharma, Inc. (1)	3,205	197,492
La Jolla Pharmaceutical Co. (1)	1,425	38,475

Laboratory Corp. of America Holdings (1)	70,000	8,654,800
Landauer, Inc.	1,049	34,533
Lannet, Inc. (1)	2,863	114,864
Lantheus Holdings, Inc. (1)	2,130	7,199
LDR Holding Corp. (1)	2,698	67,747
Lemaitre Vascular, Inc.	481	8,297
Lexicon Pharmaceuticals, Inc. (1)	1,769	23,545
LHC Group, Inc. (1)	82	3,714
Lifepoint Hospitals, Inc. (1)	470	34,498
Ligand Pharmaceuticals, Inc. (1)	20,824	2,257,738
Lion Biotechnologies, Inc. (1)	4,802	37,071
LivaNova Plc (1)	3,458	205,301
Luminex Corp. (1)	223	4,770
Macrogenics, Inc. (1)	3,336	103,316
Mannkind Corp. (1)	26,206	37,999
Masimo Corp. (1)	66,841	2,774,570
MedAssets, Inc. (1)	6,122	189,415
Medgenics, Inc. (1)	3,369	20,281
Medicines Co. (1)	729	27,221
Medidata Solutions, Inc. (1)	44,706	2,203,559
Medivation, Inc. (1)	13,350	645,339
MEDNAX, Inc. (1)	128,749	9,226,153
Meridian Bioscience, Inc.	4,206	86,307
Merit Medical Systems, Inc. (1)	66,385	1,234,097
Merrimack Pharmaceuticals, Inc. (1)	12,707	100,385
Mettler-Toledo International, Inc. (1)	43,424	14,726,381
MiMedx Group, Inc. (1)	11,748	110,079
Mirati Therapeutics, Inc. (1)	1,237	39,089
Molina Healthcare, Inc. (1)	4,354	261,806
Momenta Pharmaceuticals, Inc. (1)	6,542	97,083
MyoKardia, Inc. (1)	1,238	18,149
Myriad Genetics, Inc. (1)	27,792	1,199,503
Nanostring Technologies, Inc. (1)	1,464	21,535
NantKwest, Inc. (1)	717	12,426
Natera, Inc. (1)	967	10,444
National Research Corp.	903	14,484
Natus Medical, Inc. (1)	3,544	170,289
Navidea Biopharmaceuticals, Inc. (1)	12,774	16,989
Nektar Therapeutics (1)	14,108	237,720
Neogen Corp. (1)	65,714	3,714,155
Neogenomics, Inc. (1)	5,731	45,103
Neos Therapeutics, Inc. (1)	547	7,833
Neurocrine Biosciences, Inc. (1)	9,417	532,720
Nevro Corp. (1)	1,809	122,126
Newlink Genetics Corp. (1)	2,247	81,768
Nivalis Therapeutics, Inc. (1)	547	4,234
Nobilis Health Corp. (1)	3,299	9,303
Northwest Biotherapeutics, Inc. (1)	5,157	16,502
Novavax, Inc. (1)	28,691	240,717
Novocure Ltd. (1)	879	19,654
Nuvasive, Inc. (1)	70,154	3,796,033
NxStage Medical, Inc. (1)	6,837	149,799
Ocata Therapeutics, Inc. (1)	3,622	30,497
Ocular Therapeutix, Inc. (1)	1,547	14,495
Omeros Corp. (1)	3,805	59,853

Omnicell, Inc. (1)	92,387	2,871,388
Oncomed Pharmaceuticals, Inc. (1)	1,797	40,504
Oncothyreon, Inc. (1)	10,338	22,950
Ophthotech Corp. (1)	2,532	198,838
Opko Health, Inc. (1)	32,663	328,263
OraSure Technologies, Inc. (1)	507	3,265
Orexigen Therapeutics, Inc. (1)	11,078	19,054
Organovo Holdings, Inc. (1)	9,762	24,307
Osiris Therapeutics, Inc.	1,861	19,317
Otonomy, Inc. (1)	1,567	43,484
Ovascience, Inc. (1)	2,547	24,884
Oxford Immunotec Global Plc (1)	2,136	24,564
Pacific Biosciences of California, Inc. (1)	6,465	84,885
Pacira Pharmaceuticals, Inc. (1)	27,937	2,145,282
Paratek Pharmaceuticals, Inc. (1)	1,297	24,604
Parexel International Corp. (1)	148,069	10,086,460
Patterson Companies, Inc.	5,193	234,776
Penumbra, Inc. (1)	443	23,838
Peregrine Pharmaceuticals, Inc. (1)	18,247	21,349
PerkinElmer, Inc.	1,874	100,390
Pernix Therapeutics Holdings, Inc. (1)	4,479	13,213
Pfenex, Inc. (1)	1,664	20,600
Phibro Animal Health Corp.	1,908	57,488
Portola Pharmaceuticals, Inc. (1)	5,476	281,740
Pozen, Inc. (1)	2,923	19,964
PRA Health Sciences, Inc. (1)	2,120	95,972
Premier, Inc. (1)	4,045	142,667
Press Ganey Holdings, Inc. (1)	1,130	35,652
Prestige Brands Holdings, Inc. (1)	44,276	2,279,328
Progenics Pharmaceuticals, Inc. (1)	7,429	45,540
Proteon Therapeutics, Inc. (1)	746	11,570
Prothena Corporation Plc (1)	3,493	237,908
PTC Therapeutics, Inc. (1)	3,619	117,256
Puma Biotechnology, Inc. (1)	2,680	210,112
Quality Systems, Inc.	5,868	94,592
Quidel Corp. (1)	1,329	28,175
Quintiles Transitional Holdings, Inc. (1)	8,178	561,501
Radius Health, Inc. (1)	3,654	224,867
Radnet, Inc. (1)	3,640	22,495
Raptor Pharmaceutical Corp. (1)	8,529	44,351
REGENXBIO, Inc. (1)	994	16,500
Regulus Therapeutics, Inc. (1)	3,065	26,727
Relypsa, Inc. (1)	3,459	98,028
Repligen Corp. (1)	20,493	579,747
ResMed, Inc.	39,069	2,097,615
Retrophin, Inc. (1)	3,708	71,527
Revance Therapeutics, Inc. (1)	1,998	68,252
Rigel Pharmaceuticals, Inc. (1)	7,416	22,470
Rockwell Medical, Inc. (1)	4,815	49,306
RTI Surgical, Inc. (1)	4,896	19,437
SAGE Therapeutics, Inc. (1)	1,476	86,051
Sagent Pharmaceuticals, Inc. (1)	2,391	38,041
Sangamo Biosciences, Inc. (1)	7,414	67,690
Sarepta Therapeutics, Inc. (1)	4,961	191,395
SciClone Pharmaceuticals, Inc. (1)	5,289	48,659

SeaSpine Holdings Corp. (1)	398	6,838
Seattle Genetics, Inc. (1)	11,451	513,921
Second Sight Medical Products, Inc. (1)	1,245	7,333
Select Medical Holdings Corp.	10,597	126,210
Sequenom, Inc. (1) (1)	12,311	20,190
Seres Therapeutics, Inc. (1)	845	29,651
Sientra, Inc. (1)	704	4,168
Sirona Dental Systems, Inc. (1)	76,534	8,385,830
Sorrento Therapeutics, Inc. (1)	3,099	26,992
Spark Therapeutics, Inc. (1)	865	39,193
Spectrum Pharmaceuticals, Inc. (1)	1,842	11,107
St. Jude Medical, Inc.	202,500	12,508,425
STAAR Surgical Co. (1)	4,211	30,067
Stemline Therapeutics, Inc. (1)	208	1,312
STERIS Plc	86,305	6,502,219
Sucampo Pharmaceuticals, Inc. (1)	2,687	46,458
Supernus Pharmaceuticals, Inc. (1)	3,690	49,594
Surgery Partners, Inc. (1)	1,028	21,064
Surgical Care Affiliates, Inc. (1)	2,181	86,826
SurModics, Inc. (1)	273	5,534
Synergy Pharmaceuticals, Inc. (1)	10,761	61,015
Synta Pharmaceuticals Corp. (1)	8,858	3,118
T2 Biosystems, Inc. (1)	868	9,496
Tandem Diabetes Care, Inc. (1)	1,775	20,963
Team Health Holdings, Inc. (1)	7,938	348,399
Teladoc, Inc. (1)	937	16,829
Teleflex, Inc.	42,000	5,520,900
Teligent, Inc. (1)	4,563	40,611
Tenet Healthcare Corp. (1)	11,044	334,633
TESARO, Inc. (1)	2,500	130,800
Tetraphase Pharmaceuticals, Inc. (1)	3,782	37,933
TG Therapeutics, Inc. (1)	3,749	44,726
The Cooper Companies, Inc.	55,585	7,459,507
The Providence Service Corp. (1)	1,582	74,227
The Spectranetics Corp. (1)	4,583	69,020
TherapeuticsMD, Inc. (1)	13,546	140,472
Theravance, Inc.	7,898	83,245
Threshold Pharmaceutical, Inc. (1)	6,548	3,142
Tobira Therapeutics, Inc. (1)	197	1,980
Tokai Pharmaceuticals, Inc. (1)	363	3,165
TransEnterix, Inc. (1)	75	186
Trevena, Inc. (1)	3,435	36,068
Trovagene, Inc. (1)	3,083	16,648
Trupanion, Inc. (1)	1,276	12,454
Ultragenyx Pharmaceutical, Inc. (1)	4,241	475,755
Unilife Corp. (1)	9,937	4,920
United Therapeutics Corp. (1)	5,009	784,459
Universal Health Services, Inc.	68,750	8,214,938
US Physical Therapy, Inc.	1,326	71,180
Utah Medical Products, Inc.	400	23,416
Vanda Pharmaceuticals, Inc. (1)	3,578	33,311
Vascular Solutions, Inc. (1)	1,899	65,307
VCA, Inc. (1)	8,457	465,135
Veeva Systems, Inc. (1)	7,651	220,731
Veracyte, Inc. (1)	1,362	9,806

Verastem, Inc. (1)	284	528
Versartis, Inc. (1)	147	1,821
Vitae Pharmaceuticals, Inc. (1)	1,299	23,512
Vital Therapies, Inc. (1)	3,005	34,618
Vivus, Inc. (1)	11,666	11,899
Vocera Communications, Inc. (1)	1,763	21,509
Voyager Therapeutics, Inc. (1)	872	19,097
vTv Therapeutics, Inc. (1)	431	2,935
VWR Corp. (1)	1,716	48,580
Waters Corp. (1)	43,500	5,854,230
Wellcare Health Plans, Inc. (1)	4,723	369,386
West Pharmaceutical Services, Inc.	33,814	2,036,279
Wright Medical Group NV (1)	4,973	120,247
Xbiotech, Inc. (1)	386	4,196
Xencor, Inc. (1)	3,042	44,474
Xenoport, Inc. (1)	6,243	34,274
XOMA Corp. (1)	7,542	10,031
Zafgen, Inc. (1)	1,669	10,498
Zeltiq Aesthetics, Inc. (1)	3,486	99,456
Ziopharm Oncology, Inc. (1)	12,255	101,839
Zogenix, Inc. (1)	2,689	39,636
Zynerba Pharmaceuticals, Inc. (1)	366	3,686

		260,038,299

Industrials - 14.19%
A.O. Smith Corp.	67,895	5,201,436
Aaon, Inc.	84,857	1,970,380
Accuride Corp. (1)	3,569	5,925
Actuant Corp.	130,000	3,114,800
Acuity Brands, Inc.	12,142	2,838,800
Advanced Drain Systems, Inc.	3,580	86,027
AECOM (1)	2,152	64,625
Aerojet Rocketdyne Holdings, Inc. (1)	3,209	50,253
Air Lease Corp.	590	19,753
Alaska Air Group, Inc.	116,259	9,360,012
Albany International Corp.	429	15,680
Allegiant Travel Co.	1,468	246,374
Allegion Plc	10,488	691,369
Allied Motion Technologies, Inc.	687	17,986
Allison Transmission Holdings, Inc.	10,775	278,965
Altra Industrial Motion Corp.	2,254	56,530
AMERCO	373	145,283
American Railcar Industries, Inc.	267	12,357
American Woodmark Corp. (1)	1,365	109,173
Apogee Enterprises, Inc.	3,105	135,099
Applied Industrial Technologies, Inc.	1,925	77,943
ARC Document Solutions, Inc. (1)	4,209	18,604
ArcBest Corp.	866	18,524
Argan, Inc.	1,215	39,366
Armstrong World Industries, Inc. (1)	2,634	120,453
Astronics Corp. (1)	70,051	2,851,776
Avis Budget Group, Inc. (1)	11,064	401,513
AZZ, Inc.	2,766	153,707
B/E Aerospace, Inc.	11,649	493,568
Babcock & Wilcox Enterprise, Inc. (1)	1,081	22,560
Barrett Business Services, Inc.	768	33,439

Beacon Roofing Supply, Inc. (1)	33,224	1,368,164
Blount International, Inc. (1)	5,309	52,081
Blue Bird Corp. (1)	463	4,695
BMC Stock Holdings, Inc. (1)	4,285	71,774
Builders FirstSource, Inc. (1)	5,413	59,976
BWX Technologies, Inc.	2,236	71,038
C.H. Robinson Worldwide, Inc.	81,370	5,046,567
Carlisle Companies, Inc.	1,516	134,454
Casella Waste Systems, Inc. (1)	859	5,137
CEB, Inc.	23,531	1,444,568
CECO Environmental Corp.	1,185	9,101
Celadon Group, Inc.	2,090	20,670
Cintas Corp.	9,734	886,281
Clarcor, Inc.	149,918	7,447,926
Clean Harbors, Inc. (1)	4,283	178,387
Comfort Systems USA, Inc.	3,761	106,888
Commercial Vehicle Group, Inc. (1)	3,047	8,410
Continental Building Products, Inc. (1)	3,373	58,893
Copart, Inc. (1)	13,133	499,185
Covanta Holding Corp.	12,669	196,243
Covenant Transportation Group, Inc. - Class A (1)	1,157	21,856
Curtiss-Wright Corp.	278	19,043
Deluxe Corp.	2,957	161,275
Donaldson Co., Inc.	180,211	5,164,847
Douglas Dynamics, Inc.	659	13,885
Dover Corp.	160,000	9,809,600
Dun & Bradstreet Corp.	1,165	121,078
DXP Enterprises, Inc. (1)	389	8,869
Dycom Industries, Inc. (1)	3,742	261,790
Echo Global Logistics, Inc. (1)	3,186	64,963
Encore Wire Corp.	1,907	70,731
EnerSys, Inc.	1,393	77,910
Enphase Energy, Inc. (1)	2,816	9,884
EnPro Industries, Inc.	1,464	64,182
Exponent, Inc.	2,642	131,968
Fastenal Co.	124,500	5,082,090
Fortune Brands Home & Security, Inc.	6,145	341,047
Forward Air Corp.	3,295	141,718
Franklin Covey Co. (1)	79	1,322
Franklin Electric Company, Inc.	4,720	127,582
FreightCar America, Inc.	656	12,746
FTI Consulting, Inc. (1)	367	12,720
FuelCell Energy, Inc. (1)	546	2,708
Furmanite Corp. (1)	3,424	22,804
G & K Services, Inc.	1,547	97,306
Generac Holdings, Inc. (1)	7,551	224,793
General Cable Corp.	5,358	71,958
Genesee & Wyoming, Inc. (1)	2,232	119,836
Global Brass and Copper Holdings, Inc.	2,144	45,667
Gorman Rupp Co.	391	10,451
GP Strategies Corp. (1)	1,408	35,355
Graco, Inc.	6,454	465,140
Great Lakes Dredge & Dock Corp. (1)	436	1,727
Greenbrier Companies, Inc.	2,895	94,435
Griffon Corp.	839	14,934

H&E Equipment Services, Inc.	3,363	58,785
Harsco Corp.	8,692	68,493
Hawaiian Holdings, Inc. (1)	5,122	180,960
HC2 Holdings, Inc. (1)	1,322	6,993
HD Supply Holdings, Inc. (1)	18,733	562,552
Healthcare Services Group, Inc.	85,572	2,983,896
Heartland Express, Inc.	5,358	91,193
Heico Corp.	61,049	3,318,624
Heico Corp. - Class A	4,311	212,101
Heidrick & Struggles International, Inc.	104	2,831
Heritage Crystal Clean, Inc. (1)	184	1,950
Herman Miller, Inc.	6,391	183,422
Hexcel Corp.	10,509	488,143
Hillenbrand, Inc.	6,731	199,440
HNI Corp.	4,747	171,177
Hub Group, Inc. (1)	3,530	116,313
Hubbell, Inc. (1)	803	81,135
Huntington Ingalls Industries, Inc.	5,302	672,559
Huron Consulting Group, Inc. (1)	295	17,523
Hyster-Yale Materials Handling, Inc.	274	14,371
IDEX Corp.	169,435	12,980,415
IHS, Inc. (1)	5,930	702,290
InnerWorkings, Inc. (1)	1,517	11,377
Insperity, Inc.	2,037	98,082
Insteel Industries, Inc.	1,775	37,133
Interface, Inc.	7,071	135,339
J.B. Hunt Transportation Services, Inc.	8,405	616,591
Jetblue Airways Corp. (1)	12,518	283,533
John Bean Technologies Corp.	3,140	156,466
Kadant, Inc.	181	7,350
Kaman Corp.	227	9,264
KAR Auction Services, Inc.	5,088	188,409
Kforce, Inc.	2,907	73,489
Kimball International, Inc.	1,169	11,421
Knight Transportation, Inc.	6,696	162,244
Knoll, Inc.	5,238	98,474
Korn/Ferry International	2,952	97,947
Landstar System, Inc.	28,345	1,662,434
Lawson Products, Inc. DE (1)	406	9,480
Lennox International, Inc.	4,409	550,684
Lincoln Electric Holdings, Inc.	7,655	397,218
Lindsay Corp.	1,078	78,047
Lydall, Inc. (1)	592	21,004
Marten Transport Ltd.	167	2,956
Masonite International Corp. (1)	3,435	210,325
Matson, Inc.	4,420	188,425
Matthews International Corp.	164	8,766
Meritor, Inc. (1)	5,925	49,474
Milacron Holdings Corp. (1)	844	10,558
Miller Industries, Inc.	31	675
Mistras Group, Inc. (1)	1,009	19,262
Mobile Mini, Inc.	406	12,639
Moog, Inc. (1)	365	22,119
MSA Safety, Inc.	2,020	87,809
MSC Industrial Direct Co., Inc.	13,918	783,166

Mueller Industries, Inc.	4,139	112,167
Mueller Water Products, Inc.	17,216	148,058
Multi-Color Corp.	1,367	81,760
Navistar International Corp. (1)	334	2,953
NCI Building Systems, Inc. (1)	2,842	35,269
Neff Corp. (1)	605	4,634
NN, Inc.	2,884	45,971
Nordson Corp.	6,712	430,575
Nortek, Inc. (1)	1,038	45,278
NV5 Holdings, Inc. (1)	547	12,023
Old Dominion Freight Lines, Inc. (1)	7,606	449,286
Omega Flex, Inc.	288	9,507
On Assignment, Inc. (1)	5,748	258,373
Orbital ATK, Inc.	16,120	1,440,161
P.A.M. Transportation Services, Inc. (1)	316	8,718
Parker-Hannifin Corp.	78,000	7,564,440
Park-Ohio Holdings Corp.	952	35,015
Patrick Industries, Inc. (1)	1,361	59,203
Paylocity Holding Corp. (1)	1,648	66,826
PGT, Inc. (1)	5,110	58,203
Pitney Bowes, Inc.	8,418	173,832
Plug Power, Inc. (1)	11,140	23,505
Ply Gem Holdings, Inc. (1)	2,386	29,920
Power Solutions International, Inc. (1)	479	8,742
PowerSecure International, Inc. (1)	463	6,968
Primoris Services Corp.	85,510	1,883,785
Proto Labs, Inc. (1)	65,142	4,148,894
Quanex Building Products Corp.	260	5,421
Quanta Services, Inc. (1)	3,492	70,713
Radiant Logistics, Inc. (1)	3,102	10,640
Raven Industries, Inc.	382	5,959
RBC Bearings, Inc. (1)	33,085	2,136,960
Regal-Beloit Corp.	229	13,401
Resources Connection, Inc.	774	12,647
Rexnord Corp. (1)	10,947	198,360
Ritchie Bros Auctioneers, Inc.	91,180	2,198,350
Roadrunner Transportation Systems, Inc. (1)	127,536	1,202,664
Robert Half International, Inc.	14,746	695,126
Rockwell Automation, Inc.	172,880	17,739,217
Rollins, Inc.	10,346	267,961
RPX Corp. (1)	694	7,634
RR Donnelley & Sons Co.	11,852	174,461
Saia, Inc. (1)	2,634	58,606
Sensata Technologies Holding NV (1)	148,812	6,854,281
Simpson Manufacturing Company, Inc.	316	10,791
Snap-on, Inc.	44,685	7,660,350
SolarCity Corp. (1)	6,337	323,314
SP Plus Corp. (1)	1,687	40,319
Sparton Corp. (1)	604	12,074
Spirit Aerosystems Holdings, Inc. (1)	14,244	713,197
Spirit Airlines, Inc. (1)	8,167	325,455
Standex International Corp.	999	83,067
Steelcase, Inc.	8,912	132,789
Stericycle, Inc. (1)	11,370	1,371,222
Sun Hydraulics Corp.	2,728	86,559

Sunrun, Inc. (1)	259	3,048
Swift Transportation Co. (1)	9,508	131,401
Taser International, Inc. (1)	54,137	936,029
Team, Inc. (1)	2,201	70,344
Teledyne Technologies, Inc. (1)	978	86,749
Tennant Co.	1,853	104,250
The Advisory Board Co. (1)	84,330	4,183,611
The Brink’s Co.	5,209	150,332
The Middleby Corp. (1)	6,232	672,246
The Toro Co.	29,878	2,183,185
Thermon Group Holdings, Inc. (1)	461	7,800
Titan International, Inc.	446	1,757
Towers Watson & Co.	1,323	169,953
TransUnion (1)	2,789	76,893
Trex Company, Inc. (1)	3,428	130,401
TriMas Corp. (1)	295	5,502
Trinet Group, Inc. (1)	4,079	78,929
Trueblue, Inc. (1)	4,518	116,384
United Rentals, Inc. (1)	99,637	7,227,668
Univar, Inc. (1)	2,235	38,017
Universal Truckload Services, Inc.	513	7,203
US Ecology, Inc.	2,349	85,598
USA Truck, Inc. (1)	359	6,265
USG Corp. (1)	10,311	250,454
Valmont Industries, Inc.	143	15,161
Vectrus, Inc. (1)	1,063	22,206
Verisk Analytics, Inc. (1)	22,170	1,704,430
Vicor Corp. (1)	1,432	13,060
Virgin America, Inc. (1)	2,532	91,177
Volt Information Sciences, Inc. (1)	610	4,965
W.W. Grainger, Inc.	42,000	8,508,780
Wabash National Corp. (1)	7,999	94,628
Wabco Holdings, Inc. (1)	72,544	7,418,349
Wabtec Corp.	10,486	745,764
Wageworks, Inc. (1)	86,643	3,930,993
Watsco, Inc.	2,876	336,866
Werner Enterprises, Inc.	1,090	25,495
West Corp.	785	16,932
Woodward, Inc.	5,119	254,210
Xerium Technologies, Inc. (1)	1,160	13,746
XPO Logistics, Inc. (1)	6,327	172,411
YRC Worldwide, Inc. (1)	649	9,203

		198,126,263

Information Technology - 22.31%
3D Systems Corp. (1)	4,414	38,358
6d Global Technologies, Inc. (1)	944	274
A10 Networks, Inc. (1)	3,620	23,747
ACI Worldwide, Inc. (1)	12,579	269,191
Advanced Micro Devices, Inc. (1)	30,514	87,575
Advanced Energy Industries, Inc. (1)	2,341	66,086
Aerohive Networks, Inc. (1)	2,348	11,998
Akamai Technologies, Inc. (1)	13,350	702,610
Alarm.com Holdings, Inc. (1)	1,027	17,130
Alliance Data Systems Corp. (1)	38,535	10,657,625
Alliance Fiber Optic Products, Inc. (1)	1,482	22,467

Ambarella, Inc. (1)	3,364	187,509
Amber Road, Inc. (1)	1,488	7,574
American Software, Inc.	331	3,370
Angie’s List, Inc. (1)	4,760	44,506
ANSYS, Inc. (1)	78,708	7,280,490
Apigee Corp. (1)	420	3,373
Appfolio, Inc. (1)	538	7,855
Applied Micro Circuits Corp. (1)	2,131	13,574
Applied Optoelectronics, Inc. (1)	1,548	26,564
Arista Networks, Inc. (1)	3,726	290,032
ARRIS Group, Inc. (1)	7,491	229,000
Aspen Technology, Inc. (1)	240,925	9,097,328
Atlassian Corporation Plc (1)	196,100	5,898,688
Atmel Corp.	45,278	389,844
AVG Technologies (1)	4,458	89,383
Avid Technology, Inc. (1)	2,302	16,782
Badger Meter, Inc.	1,540	90,229
Barracuda Networks, Inc. (1)	825	15,411
Bazaarvoice, Inc. (1)	2,642	11,572
Belden, Inc.	4,788	228,292
Benefitfocus, Inc. (1)	849	30,895
Black Knight Financial Services, Inc. (1)	2,110	69,757
Blackbaud, Inc.	5,188	341,682
Blackhawk Network Holdings, Inc. (1)	5,960	263,492
Booz Allen Hamilton Holding Corp.	10,386	320,408
Bottomline Technologies, Inc. (1)	65,547	1,948,712
Box, Inc. (1)	1,321	18,441
Brightcove, Inc. (1)	3,312	20,534
Broadridge Financial Solutions, Inc.	13,021	699,618
Broadsoft, Inc. (1)	3,133	110,783
Cabot Microelectronics Corp. (1)	2,241	98,111
Cadence Design Systems, Inc. (1)	85,794	1,785,373
CalAmp Corp. (1)	3,886	77,448
Callidus Software, Inc. (1)	5,957	110,621
Carbonite, Inc. (1)	1,785	17,493
Cardtronics, Inc. (1)	53,253	1,791,963
Care.com, Inc. (1)	299	2,141
Cascade Microtech, Inc. (1)	1,106	17,972
Cass Information Systems, Inc.	691	35,559
Cavium, Inc. (1)	26,357	1,731,918
CDW Corp.	14,336	602,685
Ceva, Inc. (1)	1,081	25,252
ChannelAdvisor Corp. (1)	2,385	33,032
Check Point Software Technologies Ltd. (1)	104,400	8,496,072
Ciena Corp. (1)	13,670	282,832
Cimpress (1)	3,642	295,512
Cirrus Logic, Inc. (1)	7,037	207,803
Citrix Systems, Inc. (1)	81,280	6,148,832
Clearfield, Inc. (1)	1,145	15,354
Code Rebel Corp. (1)	219	587
Cognex Corp.	114,884	3,879,633
Coherent, Inc. (1)	194	12,631
CommScope Holding Co., Inc. (1)	5,005	129,579
Commvault Systems, Inc. (1)	4,837	190,336
comScore, Inc. (1)	3,679	151,391

Constant Contact, Inc. (1)	3,406	99,591
CoreLogic, Inc. (1)	4,360	147,630
Cornerstone Ondemand, Inc. (1)	5,798	200,205
CoStar Group, Inc. (1)	14,401	2,976,543
CPI Card Group, Inc. (1)	1,751	18,666
Cray, Inc. (1)	4,380	142,131
Cree, Inc. (1)	14,335	382,314
CSG Systems International, Inc.	3,528	126,937
Cvent, Inc. (1)	2,531	88,357
Cyberark Software Ltd. (1)	9,885	446,209
Daktronics, Inc.	802	6,993
Datalink Corp. (1)	49	333
Demandware, Inc. (1)	27,804	1,500,582
DHI Group, Inc. (1)	1,596	14,635
Diebold, Inc.	7,298	219,597
Digimarc Corp. (1)	712	25,995
Digital Turbine, Inc. (1)	5,517	7,338
DST Systems, Inc.	2,821	321,763
DTS, Inc. (1)	1,667	37,641
EarthLink Holdings Corp.	10,964	81,463
Eastman Kodak Co. (1)	1,942	24,353
Ebix, Inc.	2,857	93,681
Electronics For Imaging, Inc. (1)	5,251	245,432
Ellie Mae, Inc. (1)	64,051	3,857,792
Endurance International Group Holdings, Inc. (1)	6,232	68,116
Entegris, Inc. (1)	8,764	116,298
Envestnet, Inc. (1)	41,724	1,245,461
EPAM Systems, Inc. (1)	5,342	419,988
EPIQ System, Inc.	1,191	15,566
Eplus, Inc. (1)	42	3,917
Euronet Worldwide, Inc. (1)	35,497	2,571,048
Evertec, Inc.	7,105	118,938
Everyday Health, Inc. (1)	2,220	13,364
Exar Corp. (1)	595	3,647
ExlService Holdings, Inc. (1)	3,312	148,808
Extreme Networks, Inc. (1)	958	3,909
FactSet Research Systems, Inc.	4,519	734,654
Fair Isaac Corp.	3,420	322,096
FARO Technologies, Inc. (1)	391	11,542
FEI Co.	124,295	9,917,498
FireEye, Inc. (1)	43,480	901,775
Fitbit, Inc. (1)	3,084	91,256
Five9, Inc. (1)	2,291	19,932
Fleetmatics Group Plc (1)	4,114	208,950
FLIR Systems, Inc.	48,892	1,372,398
Formfactor, Inc. (1)	2,680	24,120
Forrester Research, Inc.	1,074	30,588
Fortinet, Inc. (1)	482,307	15,033,509
Gartner, Inc. (1)	9,018	817,933
Genpact Ltd. (1)	17,453	435,976
Gigamon, Inc. (1)	3,164	84,067
Global Payments, Inc.	14,416	929,976
Globant S.A. (1)	1,635	61,329
Glu Mobile, Inc. (1)	6,958	16,908
Godaddy, Inc. (1)	2,535	81,272

Gogo, Inc. (1)	6,055	107,779
Grubhub, Inc. (1)	162,730	3,938,066
GTT Communications, Inc. (1)	2,623	44,748
Guidance Software, Inc. (1)	1,891	11,384
Guidewire Software, Inc. (1)	124,355	7,481,197
Hackett Group, Inc.	2,582	41,493
Harmonic, Inc. (1)	1,319	5,368
Heartland Payment Systems, Inc.	4,023	381,461
Hortonworks, Inc. (1)	742	16,250
HubSpot, Inc. (1)	2,031	114,366
Immersion Corp. (1)	3,009	35,085
Imperva, Inc. (1)	2,954	187,018
Infinera Corp. (1)	14,776	267,741
Infoblox, Inc. (1)	6,688	122,992
Ingram Micro, Inc.	944	28,679
Inphi Corp. (1)	4,081	110,269
Integrated Device Technology, Inc. (1)	53,365	1,406,168
Interactive Intelligence Group, Inc. (1)	1,837	57,719
InterActiveCorp	8,085	485,504
Interdigital, Inc.	3,459	169,629
Internap Corp. (1)	5,960	38,144
Intralinks Holdings, Inc. (1)	2,165	19,637
Invensense, Inc. (1)	9,095	93,042
IPG Photonics Corp. (1)	105,199	9,379,543
Ixia (1)	5,801	72,106
J2 Global, Inc.	36,889	3,036,702
Jabil Circuit, Inc.	4,093	95,326
Jack Henry & Associates, Inc.	8,860	691,612
Jive Software, Inc. (1)	4,968	20,269
Keysight Technologies, Inc. (1)	15,569	441,070
King Digital Entertainment Plc	8,622	154,161
KVH Industries, Inc. (1)	1,283	12,086
Lattice Semiconductor Corp. (1)	2,843	18,394
Leidos Holdings, Inc.	630	35,444
Lionbridge Technologies, Inc. (1)	6,971	34,228
Littelfuse, Inc.	2,188	234,138
Liveperson, Inc. (1)	6,048	40,824
Logmein, Inc. (1)	2,636	176,876
Luxoft Holding, Inc. (1)	1,967	151,715
M/A-Com Technology Solutions Holdings, Inc. (1)	2,673	109,299
Manhattan Associates, Inc. (1)	25,500	1,687,335
Marin Software, Inc. (1)	111	397
Marketo, Inc. (1)	3,726	106,973
Match Group, Inc. (1)	3,337	45,216
Mattson Technology, Inc. (1)	7,567	26,712
Maximus, Inc.	7,233	406,856
MaxLinear, Inc. (1)	5,543	81,648
Maxpoint Interactive, Inc. (1)	711	1,216
Mercadolibre, Inc.	75,900	8,678,406
Mesa Laboratories, Inc.	310	30,845
Methode Electronics, Inc.	4,122	131,203
Microchip Technology, Inc.	31,145	1,449,488
Microsemi Corp. (1)	10,502	342,260
Microstrategy, Inc. (1)	993	178,035
MINDBODY, Inc. (1)	633	9,577

Mobileiron, Inc. (1)	3,778	13,639
Model N, Inc. (1)	2,282	25,467
Monolithic Power Systems, Inc.	28,725	1,830,070
Monotype Imaging Holdings, Inc.	84,678	2,001,788
MTS Systems Corp.	1,586	100,568
National Instruments Corp.	28,297	811,841
NetScout Systems, Inc. (1)	48,952	1,502,826
NetSuite, Inc. (1)	4,394	371,820
NeuStar, Inc. (1)	53,321	1,278,104
New Relic, Inc. (1)	627	22,842
Newport Corp. (1)	1,447	22,964
NIC, Inc.	6,964	137,052
Nice-Systems Ltd.	48,991	2,808,164
Nimble Storage, Inc. (1)	5,430	49,956
Novatel Wireless, Inc. (1)	3,216	5,371
NVE Corp.	207	11,629
NVIDIA Corp.	161,200	5,313,152
ON Semiconductor Corp. (1)	43,580	427,084
Opower, Inc. (1)	2,798	29,547
OSI Systems, Inc. (1)	541	47,965
Palo Alto Networks, Inc. (1)	8,405	1,480,457
Pandora Media, Inc. (1)	23,519	315,390
Park City Group, Inc. (1)	995	11,850
Paycom Software, Inc. (1)	66,359	2,497,089
Pdf Solutions, Inc. (1)	2,697	29,235
Pegasystems, Inc.	3,807	104,692
Perficient, Inc. (1)	2,551	43,673
Pfsweb, Inc. (1)	1,141	14,685
Plantronics, Inc.	54,070	2,563,999
Plexus Corp. (1)	1,358	47,421
PMC-Sierra, Inc. (1)	7,069	82,142
Power Integrations, Inc.	80,483	3,913,888
Proofpoint, Inc. (1)	33,869	2,201,824
PROS Holdings, Inc. (1)	44,098	1,016,018
PTC, Inc. (1)	269,663	9,338,430
Pure Storage, Inc. (1)	124,999	1,946,234
Q2 Holdings, Inc. (1)	2,078	54,797
QAD, Inc.	244	5,007
Qlik Technologies, Inc. (1)	126,922	4,018,351
Qualys, Inc. (1)	97,891	3,239,213
Quotient Technology, Inc. (1)	6,517	44,446
Rackspace Hosting, Inc. (1)	12,856	325,514
Rambus, Inc. (1)	12,379	143,473
Rapid7, Inc. (1)	738	11,166
RealD, Inc. (1)	4,285	45,207
Realpage, Inc. (1)	5,629	126,371
Red Hat, Inc. (1)	152,860	12,658,337
Reis, Inc.	542	12,862
Retailmenot, Inc. (1)	181	1,796
Rofin Sinar Technologies, Inc. (1)	316	8,462
Rogers Corp. (1)	639	32,953
Rubicon Project, Inc. (1)	2,763	45,451
Ruckus Wireless, Inc. (1)	8,012	85,809
Rudolph Technologies, Inc. (1)	505	7,181
Sabre Corp.	12,415	347,248

Sapiens International Corp.	2,035	20,757
Science Applications International Corp.	5,210	238,514
SciQuest, Inc. (1)	140,071	1,816,721
Semtech Corp. (1)	118,572	2,243,382
Servicesource International, Inc. (1)	3,459	15,946
ShoreTel, Inc. (1)	1,357	12,009
Shutterstock, Inc. (1)	2,122	68,625
Silicon Graphics International Corp. (1)	3,771	22,249
Silicon Laboratories, Inc. (1)	3,220	156,299
Silver Spring Networks, Inc. (1)	3,635	52,380
SolarWinds, Inc. (1)	386,347	22,755,838
Solera Holdings, Inc.	7,374	404,316
Splunk, Inc. (1)	216,221	12,715,957
SPS Commerce, Inc. (1)	31,554	2,215,406
Square, Inc. (1)	2,799	36,639
SS&C Technologies Holdings, Inc.	7,904	539,606
Stamps.com, Inc. (1)	1,526	167,265
SunEdison, Inc. (1)	26,875	136,794
SunPower Corp. (1)	423	12,694
Super Micro Computer, Inc. (1)	3,953	96,888
Synaptics, Inc. (1)	4,063	326,421
Synchronoss Technologies, Inc. (1)	4,153	146,310
Synopsys, Inc. (1)	70,684	3,223,897
Syntel, Inc. (1)	3,362	152,131
Tableau Software, Inc. (1)	17,286	1,628,687
Take-Two Interactive Software, Inc. (1)	4,692	163,469
Tangoe, Inc. (1)	4,175	35,028
TechTarget, Inc. (1)	481	3,862
Teletech Holdings, Inc.	961	26,822
Teradata Corp. (1)	10,844	286,498
Tessera Technologies, Inc.	3,416	102,514
Textura Corp. (1)	2,120	45,750
Tivo, Inc. (1)	10,325	89,105
Total Systems Services, Inc.	17,966	894,707
Travelzoo, Inc. (1)	658	5,507
Trimble Navigation Ltd. (1)	1,442	30,931
TrueCar, Inc. (1)	5,240	49,990
TubeMogul, Inc. (1)	1,583	21,529
Tyler Technologies, Inc. (1)	11,080	1,931,466
Ubiquiti Networks, Inc. (1)	3,092	97,985
Ultimate Software Group, Inc. (1)	12,991	2,539,870
Unisys Corp. (1)	3,422	37,813
Universal Display Corp. (1)	4,494	244,653
Vantiv, Inc. (1)	15,592	739,373
Varonis Systems, Inc. (1)	886	16,657
Vasco Data Security International, Inc. (1)	34,782	581,903
VeriFone Systems, Inc. (1)	12,325	345,347
Verint Systems, Inc. (1)	6,457	261,896
Viasat, Inc. (1)	4,062	247,823
Violin Memory, Inc. (1)	9,169	8,253
VirnetX Holding Corp. (1)	4,627	11,891
Virtusa Corp. (1)	61,781	2,554,027
Web.Com Group, Inc. (1)	4,718	94,407
WebMD Health Corp. (1)	4,071	196,629
WEX, Inc. (1)	133,622	11,812,185

Wix.Com Ltd. (1)	1,994	45,364
Workday, Inc. (1)	181,000	14,422,080
Workiva, Inc. (1)	715	12,563
Xactly Corp. (1)	1,097	9,357
Xcerra Corp. (1)	2,384	14,423
Xilinx, Inc.	82,500	3,875,025
XO Group, Inc. (1)	2,802	45,000
Xura, Inc. (1)	2,678	65,825
Yelp, Inc. (1)	6,977	200,938
Zebra Technologies Corp. (1)	5,677	395,403
Zendesk, Inc. (1)	5,750	152,030
Zillow Group, Inc. - Class A (1)	2,893	75,334
Zillow Group, Inc. - Class C (1)	5,581	131,042
Zix Corp. (1)	6,197	31,481

		311,519,614

Materials - 3.20%
A. Schulman, Inc.	2,800	85,792
AEP Industries, Inc. (1)	422	32,557
Airgas, Inc.	10,380	1,435,762
American Vanguard Corp.	385	5,394
AptarGroup, Inc.	86,733	6,301,152
Ashland, Inc.	692	71,068
Avery Dennison Corp.	9,219	577,663
Axalta Coating Systems Ltd. (1)	11,207	298,667
Balchem Corp.	66,975	4,072,080
Ball Corp.	15,011	1,091,750
Bemis, Inc.	1,145	51,170
Berry Plastics Group, Inc. (1)	314,263	11,370,035
Boise Cascade Co. (1)	3,544	90,478
Calgon Carbon Corp.	2,605	44,936
Century Alum Co. (1)	330	1,459
Chase Corp.	678	27,615
Chemtura Corp. (1)	7,546	205,779
Clearwater Paper Corp. (1)	2,075	94,475
Compass Minerals International, Inc.	3,752	282,413
Core Molding Technologies, Inc. (1)	826	10,598
Crown Holdings, Inc. (1)	6,743	341,870
Deltic Timber Corp.	1,193	70,232
Eagle Materials, Inc.	5,559	335,930
Ferro Corp. (1)	7,760	86,291
Ferroglobe Plc	6,924	74,433
Graphic Packaging Holding Co.	21,010	269,558
Handy & Harman Ltd. (1)	82	1,682
Hawkins, Inc.	172	6,152
Haynes International, Inc.	58	2,128
HB Fuller Co.	5,417	197,558
Headwaters, Inc. (1)	7,932	133,813
Huntsman Corp.	13,982	158,975
International Flavors & Fragrances, Inc.	8,773	1,049,602
Kaiser Aluminum Corp.	611	51,116
KapStone Paper and Packaging Corp.	9,172	207,195
KMG Chemicals, Inc.	990	22,790
Koppers Holdings, Inc. (1)	2,251	41,081
Louisiana-Pacific Corp. (1)	14,676	264,315
LSB Industries, Inc. (1)	758	5,495

Martin Marietta Materials, Inc.	44,435	6,068,932
Minerals Technologies, Inc.	3,509	160,923
Multi Packaging Solutions International Ltd. (1)	1,482	25,713
Myers Industries, Inc.	2,647	35,258
Neenah Paper, Inc.	999	62,368
NewMarket Corp.	926	352,556
Olin Corp.	7,897	136,302
Olympic Steel, Inc.	106	1,227
Omnova Solutions, Inc. (1)	2,884	17,679
Owens-Illinois, Inc. (1)	1,164	20,277
Packaging Corporation of America	10,717	675,707
Platform Specialty Products Corp. (1)	2,353	30,189
Polyone Corp.	9,713	308,485
Quaker Chemical Corp.	36,567	2,825,166
Real Industry, Inc. (1)	1,557	12,503
Rentech, Inc. (1)	2,497	8,789
Royal Gold, Inc.	363	13,239
RPM International, Inc.	14,552	641,161
Ryerson Holding Corp. (1)	152	710
Schweitzer-Mauduit International, Inc.	625	26,244
Scotts Miracle-Gro Co.	4,437	286,231
Sealed Air Corp.	21,372	953,191
Senomyx, Inc. (1)	4,770	17,983
Sensient Technologies Corp.	3,342	209,944
Silgan Holdings, Inc.	4,366	234,542
Steel Dynamics, Inc.	2,874	51,358
Stepan Co.	1,017	50,535
Stillwater Mining Co. (1)	4,250	36,422
Summit Materials, Inc. (1)	3,629	72,734
Suncoke Energy, Inc.	5,154	17,884
Tahoe Resources, Inc.	2,008	17,409
The Valspar Corp.	8,859	734,854
Trecora Resources (1)	2,186	27,085
Tredegar Corp.	527	7,178
Trinseo S.A. (1)	1,260	35,532
United States Lime & Minerals, Inc.	27	1,484
US Concrete, Inc. (1)	1,563	82,308
Valhi, Inc.	814	1,091
W.R. Grace & Co. (1)	7,932	789,948
Wausau Paper Corp.	4,151	42,465
WestRock Co.	2,672	121,897
Worthington Industries, Inc.	1,184	35,686

		44,722,248

Telecommunication Services - 0.80%
8×8, Inc. (1)	3,331	38,140
Boingo Wireless, Inc. (1)	2,018	13,359
Cogent Communications Holdings, Inc.	4,949	171,681
Consolidated Communications Holdings, Inc.	3,512	73,576
FairPoint Communications, Inc. (1)	2,257	36,270
General Communication, Inc. (1)	3,780	74,768
IDT Corp.	280	3,265
Incontact, Inc. (1)	5,942	56,687
Inteliquent, Inc.	1,548	27,508
Intelsat S.A. (1)	938	3,902
Lumos Networks Corp. (1)	2,035	22,792

pdvWireless, Inc. (1)	971	26,703
RingCentral, Inc. (1)	5,751	135,609
SBA Communications Corp. (1)	94,790	9,959,585
Shenandoah Telecommunications Company	2,265	97,508
Straight Path Communications, Inc. (1)	982	16,832
Vonage Holdings Corp. (1)	1,973	11,325
Windstream Holdings, Inc.	10,273	66,158
Zayo Group Holdings, Inc. (1)	13,634	362,528

		11,198,196

Utilities - 0.18%
Allete, Inc.	41,991	2,134,402
American States Water Co.	269	11,285
Genie Energy Ltd.	182	2,029
ITC Holdings Corp.	6,267	245,980
Ormat Technologies, Inc.	1,600	58,352
Spark Energy, Inc.	210	4,351
Terraform Global, Inc.	1,074	6,004
TerraForm Power, Inc.	321	4,038
Vivint Solar, Inc. (1)	1,309	12,514
York Water Co.	54	1,347

		2,480,302

Total Common Stocks (Cost $1,415,930,431)		$1,348,029,003

SHORT-TERM INVESTMENTS - 3.37%
Money Market Funds - 3.37%
Goldman Sachs Financial Square Funds - Government Fund - Class I, 0.18%	23,544,698	$23,544,698
JPMorgan U.S. Government Money Market Fund - Class I, 0.12%	23,544,698	23,544,698

Total Short-Term Investments (Cost $47,089,396)		$47,089,396

TOTAL INVESTMENTS IN SECURITIES - 99.92% (Cost $1,463,019,827)		$1,395,118,399
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%		1,115,710

TOTAL NET ASSETS - 100.00%		$1,396,234,109

(1)	Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Depreciation
3	E-Mini NASDAQ 100 Index Futures	Morgan Stanley	Mar. 2016	$276,700	$275,265	$(1,435)
9	E-Mini Russell 2000 Index Futures	Morgan Stanley	Mar. 2016	1,021,809	1,018,350	(3,459)
1	E-Mini S&P 400 Index Futures	Morgan Stanley	Mar. 2016	139,809	139,350	(459)

						$(5,353)

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.16%
Consumer Discretionary - 11.52%
Aaron’s, Inc.	2,388	$53,467
Abercrombie & Fitch Co.	2,902	78,354
AMC Entertainment Holdings, Inc.	797	19,128
American Eagle Outfitters, Inc.	941	14,585
American Public Education, Inc. (1)	703	13,083
America’s Car-Mart, Inc. (1)	254	6,779
Apollo Education Group, Inc. (1)	3,913	30,013
Aramark	689	22,220
Arctic Cat, Inc.	346	5,667
Ascena Retail Group, Inc. (1)	5,665	55,800
Ascent Capital Group, Inc. (1)	488	8,159
Barnes & Noble Education, Inc. (1)	1,188	11,821
Barnes & Noble, Inc.	1,953	17,011
Bassett Furniture Industries, Inc.	201	5,041
Beazer Homes USA, Inc. (1)	1,278	14,684
Bebe Stores, Inc.	4,939	2,791
Belmond Ltd. (1)	3,906	37,107
Best Buy, Inc.	34,480	1,049,916
Big 5 Sporting Goods Corp.	785	7,842
Biglari Holdings, Inc. (1)	65	21,178
Black Diamond, Inc. (1)	946	4,181
Bob Evans Farms, Inc.	834	32,401
Bridgepoint Education, Inc. (1)	689	5,243
Brunswick Corp.	47,700	2,409,327
Build-A-Bear Workshop, Inc. (1)	530	6,487
Burlington Stores, Inc. (1)	310	13,299
Cabela’s, Inc. (1)	1,866	87,198
Cable One, Inc.	142	61,580
Cablevision Systems Corp.	7,187	229,265
Caesars Acquisition Co. (1)	1,826	12,435
Caesars Entertainment Corp. (1)	2,143	16,908
CalAtlantic Group, Inc.	2,563	97,189
Caleres, Inc.	1,586	42,537
Callaway Golf Co.	3,043	28,665
Cambium Learning Group, Inc. (1)	484	2,347
Career Education Corp. (1)	2,769	10,051
Carmike Cinemas, Inc. (1)	937	21,495
Carriage Services, Inc.	541	13,038
Carrols Restaurant Group, Inc. (1)	181	2,125
Cato Corp.	880	32,402
Cavco Industries, Inc. (1)	75	6,248
CBS Corp.	18,687	880,718
Central European Media Enterprises Ltd. (1)	786	2,114
Century Communities, Inc. (1)	578	10,236
Chegg, Inc. (1)	1,864	12,545
Children’s Place, Inc.	613	33,838
Christopher & Banks Corp. (1)	1,486	2,452
Citi Trends, Inc.	587	12,474

Clear Channel Outdoor Holdings, Inc. (1)	895	5,003
Columbia Sportswear Co.	346	16,871
Conn’s, Inc. (1)	940	22,062
Cooper Tire & Rubber Co.	2,225	84,216
Cooper-Standard Holdings, Inc. (1)	515	39,959
Core Mark Holding Company, Inc.	22,190	1,818,249
Cracker Barrel Old Country Store, Inc.	57	7,229
Crocs, Inc. (1)	719	7,363
CSS Industries, Inc.	383	10,870
CST Brands, Inc.	105,909	4,145,278
Cumulus Media, Inc. (1)	5,740	1,895
D. R. Horton, Inc.	7,999	256,208
Daily Journal Corp. (1)	44	8,888
Dana Holding Corp.	3,103	42,821
Deckers Outdoor Corp. (1)	597	28,178
Del Frisco’s Restaurant Group, Inc. (1)	882	14,130
Delphi Automotive Plc	28,525	2,445,448
Denny’s Corp. (1)	1,153	11,334
Destination Xl Group, Inc. (1)	1,176	6,492
Devry Education Group, Inc.	2,814	71,222
Dick’s Sporting Goods, Inc.	1,151	40,688
Dillard’s, Inc.	813	53,422
DineEquity, Inc.	49	4,149
Dreamworks Animation SKG, Inc. (1)	3,275	84,397
DSW, Inc.	3,042	72,582
E.W. Scripps Co.	75,554	1,435,526
Eldorado Resorts, Inc. (1)	561	6,171
Empire Resorts, Inc. (1)	10	184
Entercom Communications Corp. (1)	1,025	11,511
Entravision Communication Corp.	167	1,288
Eros International Plc (1)	1,124	10,285
Escalade, Inc.	331	4,386
Ethan Allen Interiors, Inc.	1,043	29,016
EVINE Live, Inc. (1)	2,008	3,574
Expedia, Inc.	27,957	3,475,056
Express, Inc. (1)	347	5,996
Federal Mogul Holdings Corp. (1)	1,232	8,439
Fenix Parts, Inc. (1)	195	1,324
Finish Line, Inc.	1,344	24,300
Flexsteel Industries, Inc.	232	10,250
Foot Locker, Inc.	759	49,403
Fossil Group, Inc. (1)	313	11,443
Freds, Inc.	1,561	25,554
FTD Companies, Inc. (1)	718	18,790
GameStop Corp.	4,470	125,339
Gannett Co., Inc.	4,924	80,212
Genesco, Inc. (1)	968	55,011
Gentex Corp.	6,373	102,032
Gildan Activewear, Inc.	162,975	4,631,749
Goodyear Tire & Rubber Co.	11,180	365,251
Graham Holdings Co.	143	69,351
Grand Canyon Education, Inc. (1)	153,475	6,157,417
Green Brick Partners, Inc. (1)	871	6,271
Group 1 Automotive, Inc.	743	56,245
Guess, Inc.	2,504	47,276

Harley-Davidson, Inc.	21,990	998,126
Harman International Industries, Inc.	19,350	1,822,963
Harte-Hanks, Inc.	2,103	6,814
Haverty Furniture, Inc.	866	18,567
Helen Of Troy Corp. (1)	722	68,049
Hemisphere Media Group, Inc. (1)	404	5,959
Hooker Furniture Corp.	391	9,869
Horizon Global Corp. (1)	682	7,072
Houghton Mifflin Harcourt Co. (1)	5,193	113,104
Hovnanian Enterprises, Inc. (1)	4,792	8,674
HSN, Inc.	73,350	3,716,644
Iconix Brand Group, Inc. (1)	1,923	13,134
International Game Technology Plc	1,220	19,740
International Speedway Corp.	1,124	37,901
Intrawest Resorts Holdings, Inc. (1)	702	5,490
iRobot Corp. (1)	975	34,515
Isle Of Capri Casinos, Inc. (1)	40	557
J. Alexander’s Holdings, Inc. (1)	555	6,061
J.C. Penney Co., Inc. (1)	12,805	85,281
JAKKS Pacific, Inc. (1)	760	6,050
Jarden Corp. (1)	130,050	7,428,456
John Wiley & Sons, Inc.	1,903	85,692
Johnson Outdoors, Inc.	217	4,750
Journal Media Group, Inc.	936	11,251
K12, Inc. (1)	1,350	11,880
KB Home	3,300	40,689
Kona Grill, Inc. (1)	155	2,458
Lands End, Inc. (1)	552	12,939
La-Z-Boy, Inc.	91,748	2,240,486
Lear Corp.	29,787	3,658,737
Lennar Corp. - Class A	74,358	3,636,850
Lennar Corp. - Class B	220	8,840
LGI Homes, Inc. (1)	463	11,265
Libbey, Inc.	76	1,620
Liberty Broadband Corp. - Class A (1)	1,073	55,420
Liberty Broadband Corp. - Class C (1)	2,830	146,764
Liberty TripAdvisor Holdings, Inc. (1)	2,335	70,844
Lifetime Brands, Inc.	446	5,914
Lithia Motors, Inc.	19,130	2,040,597
Lumber Liquidators Holdings, Inc. (1)	1,095	19,009
M.D.C. Holdings, Inc.	1,040	26,551
M/I Homes, Inc. (1)	820	17,974
Marcus Corp.	763	14,474
Marinemax, Inc. (1)	504	9,284
Marriott Vacations Worldwide Corp.	446	25,400
MDC Partners, Inc.	1,261	27,389
Media General, Inc. (1)	4,197	67,782
Mens Wearhouse, Inc.	102,875	1,510,205
Meredith Corp.	1,628	70,411
Meritage Homes Corp. (1)	1,493	50,747
Metaldyne Performance Group, Inc.	219	4,016
Modine Manufacturing Co. (1)	1,915	17,331
Monarch Casino & Resort, Inc. (1)	421	9,565
Morgans Hotel Group Co. (1)	858	2,891
Motorcar Parts of America, Inc. (1)	73	2,468

Movado Group, Inc.	653	16,789
Murphy USA, Inc. (1)	1,832	111,276
NACCO Industries, Inc.	173	7,301
National Cinemedia, Inc.	1,862	29,252
New Home Company, Inc. (1)	374	4,847
New Media Investment Group, Inc.	1,809	35,203
New York Times Co.	4,427	59,410
Newell Rubbermaid, Inc.	89,233	3,933,391
Noodles & Co. (1)	155	1,502
Office Depot, Inc. (1)	19,408	109,461
Ollie’s Bargain Outlet Holdings, Inc. (1)	351	5,971
Omnicom Group, Inc.	35,611	2,694,328
Penn National Gaming, Inc. (1)	2,976	47,676
Penske Automotive Group, Inc.	1,070	45,304
Pep Boys-Manny Moe & Jack (1)	2,257	41,551
Performance Sports Group Ltd. (1)	1,678	16,159
Perry Ellis International, Inc. (1)	492	9,063
Planet Fitness, Inc. (1)	274	4,283
Potbelly Corp. (1)	120,160	1,407,074
Pulte Group, Inc.	15,166	270,258
PVH Corp.	47,525	3,500,216
Reading International, Inc. (1)	523	6,857
Regis Corp. (1)	1,607	22,739
Rent-A-Center, Inc.	2,135	31,961
Rentrak Corp. (1)	32	1,521
Ruby Tuesday, Inc. (1)	2,534	13,962
Ruth’s Hospitality Group, Inc.	392	6,241
Saga Communications, Inc.	132	5,075
Scholastic Corp.	49,998	1,927,923
Sears Holdings Corp. (1)	474	9,745
Sequential Brands Group, Inc. (1)	237	1,875
Servicemaster Global Holdings, Inc. (1)	112,725	4,423,329
SFX Entertainment, Inc. (1)	1,020	194
Shake Shack, Inc. (1)	35	1,386
Shoe Carnival, Inc.	606	14,059
Shutterfly, Inc. (1)	546	24,330
Signet Jewelers Ltd.	26,825	3,317,984
Sizmek, Inc. (1)	869	3,172
Skullcandy, Inc. (1)	623	2,947
Sonic Automotive, Inc.	1,326	30,180
Sonic Corp.	585	18,901
Speedway Motorsports, Inc.	504	10,443
Sportsman’s Warehouse Holdings, Inc. (1)	399	5,147
Stage Stores, Inc.	1,353	12,326
Standard Motor Products, Inc.	790	30,060
Stein Mart, Inc.	1,154	7,766
Strattec Security Corp.	117	6,609
Strayer Education, Inc. (1)	264	15,872
Superior Industries International, Inc.	885	16,302
Systemax, Inc. (1)	530	4,558
Taylor Morrison Home Corp. (1)	1,335	21,360
Tegna, Inc.	9,427	240,577
Tenneco, Inc. (1)	107,036	4,914,023
Tilly’s, Inc. (1)	442	2,930
Time, Inc.	4,661	73,038

Toll Brothers, Inc. (1)	4,781	159,207
Tower International, Inc.	370	10,571
Townsquare Media, Inc. (1)	263	3,145
Travelport Worldwide Ltd.	1,228	15,841
Tri Pointe Homes, Inc. (1)	6,656	84,332
Tribune Media Co.	61,072	2,064,844
Tribune Publishing Co.	464	4,278
Tuesday Morning Corp. (1)	377	2,451
Tupperware Brands Corp.	116	6,455
Unifi, Inc. (1)	568	15,989
Universal Electronics, Inc. (1)	106	5,443
Universal Technical Institute, Inc.	918	4,278
Vera Bradley, Inc. (1)	853	13,443
Vista Outdoor, Inc. (1)	2,406	107,091
Visteon Corp. (1)	18,910	2,165,195
Vitamin Shoppe, Inc. (1)	1,126	36,820
VOXX International Corp. (1)	807	4,245
WCI Communities, Inc. (1)	617	13,747
Weight Watchers International, Inc. (1)	188	4,286
Wendy’s Co.	8,385	90,306
West Marine, Inc. (1)	711	6,036
Weyco Group, Inc.	275	7,359
William Lyon Homes (1)	647	10,676
Wingstop, Inc. (1)	15	342
Winnebago Industries, Inc.	99	1,970
Wolverine World Wide, Inc.	82,150	1,372,727
Zumiez, Inc. (1)	180	2,722

		93,816,073

Consumer Staples - 2.64%
Alico, Inc.	142	5,494
Amplify Snack Brands, Inc. (1)	284	3,272
Avon Products, Inc.	17,940	72,657
B&G Foods, Inc.	125	4,378
Blue Buffalo Pet Products, Inc. (1)	579	10,833
Boulder Brands, Inc. (1)	168	1,845
Central Garden & Pet Co. (1)	1,500	20,400
Coca-Cola Bottling Co. Consolidated	18	3,285
Coca-Cola Enterprises, Inc.	30,941	1,523,535
Constellation Brands, Inc.	19,565	2,786,839
Craft Brew Alliance, Inc. (1)	265	2,218
Darling Ingredients, Inc. (1)	7,293	76,722
Dean Foods Co.	2,037	34,935
Diamond Foods, Inc. (1)	42	1,619
Edgewell Personal Care Co.	2,526	197,963
Elizabeth Arden, Inc. (1)	1,074	10,633
Energizer Holdings, Inc.	2,623	89,339
Fairway Group Holdings Corp. (1)	526	347
Flowers Foods, Inc.	762	16,375
Fresh Del Monte Produce, Inc.	1,482	57,620
Herbalife Ltd. (1)	433	23,217
HRG Group, Inc. (1)	130,978	1,776,062
Ingles Markets, Inc.	389	17,147
Ingredion, Inc.	2,597	248,897
Inter Parfums, Inc.	409	9,742
J & J Snack Foods Corp.	16,790	1,958,889

John B. Sanfilippo & Son, Inc.	247	13,345
Lancaster Colony Corp.	30,121	3,477,771
Landec Corp. (1)	846	10,008
Nature’s Sunshine Products, Inc.	467	4,726
Nu Skin Enterprises, Inc.	2,000	75,780
Nutraceutical International Corp. (1)	368	9,502
Oil-Dri Corp. of America	177	6,519
Omega Protein Corp. (1)	865	19,203
Orchids Paper Products Company	269	8,317
Performance Food Group Co. (1)	467	10,806
Pilgrim’s Pride Corp.	2,332	51,514
Pinnacle Foods, Inc.	4,844	205,676
Post Holdings, Inc. (1)	2,547	157,150
Revlon, Inc. (1)	357	9,939
Rite Aid Corp. (1)	534,503	4,190,504
Sanderson Farms, Inc.	910	70,543
Seaboard Corp. (1)	10	28,947
Seneca Foods Corp. (1)	331	9,592
Smart & Final Stores, Inc. (1)	973	17,718
Snyder’s-Lance, Inc.	2,136	73,265
SpartanNash Co.	1,509	32,655
Spectrum Brands Holdings, Inc.	37,350	3,802,230
Supervalu, Inc. (1)	11,427	77,475
The Andersons, Inc.	1,157	36,596
Tootsie Roll Industries, Inc.	479	15,132
Treehouse Foods, Inc. (1)	1,801	141,306
United Natural Foods, Inc. (1)	159	6,258
Universal Corp.	916	51,369
Village Super Market, Inc.	273	7,194
Weis Markets, Inc.	446	19,758

		21,595,061

Energy - 3.31%
Abraxas Petroleum Corp. (1)	4,044	4,287
Adams Resources & Energy, Inc.	68	2,611
Alon USA Energy, Inc.	1,272	18,876
Approach Resources, Inc. (1)	571	1,051
Archrock, Inc.	2,784	20,936
Ardmore Shipping Corp.	747	9,502
Atwood Oceanics, Inc.	2,599	26,588
Barrett Bill Corp. (1)	2,134	8,387
Basic Energy Services, Inc. (1)	1,250	3,350
Bonanza Creek Energy, Inc. (1)	2,041	10,756
Bristow Group, Inc.	30,155	781,014
C&J Energy Services Ltd. (1)	2,271	10,810
California Resources Corp.	12,737	29,677
Callon Petroleum Co. (1)	3,511	29,282
CARBO Ceramics, Inc.	792	13,622
Carrizo Oil & Gas, Inc. (1)	39,548	1,169,830
Cimarex Energy Co.	12,946	1,157,113
Clayton Williams Energy, Inc. (1)	250	7,392
Clean Energy Fuels Corp. (1)	2,849	10,256
Cloud Peak Energy, Inc. (1)	2,502	5,204
Cobalt International Energy, Inc. (1)	15,909	85,909
CONSOL Energy, Inc.	10,135	80,066
Contango Oil & Gas Company (1)	703	4,506

CVR Energy, Inc.	397	15,622
Delek US Holdings, Inc.	1,042	25,633
Denbury Resources, Inc.	14,566	29,423
DHT Holdings, Inc.	3,792	30,677
Diamond Offshore Drilling, Inc.	2,855	60,240
Diamondback Energy, Inc. (1)	39,664	2,653,522
Dorian LPG Ltd. (1)	1,028	12,100
Dril-Quip, Inc. (1)	1,602	94,886
Earthstone Energy, Inc. (1)	90	1,198
Eclipse Resources Corp. (1)	2,056	3,742
Energen Corp.	60,199	2,467,557
Energy Fuels, Inc. (1)	744	2,195
Energy XXI Ltd.	4,087	4,128
Ensco Plc	9,945	153,054
EP Energy Corp. (1)	1,456	6,377
EQT Corp.	23,848	1,243,196
Era Group, Inc. (1)	884	9,857
Erin Energy Corp. (1)	582	1,862
EXCO Resources, Inc. (1)	6,778	8,405
Exterran Corp. (1)	1,392	22,342
Fairmount Santrol Holdings, Inc. (1)	291	684
Forum Energy Technologies, Inc. (1)	93,493	1,164,923
Franks International	1,389	23,182
Frontline Ltd.	10,702	31,999
GasLog Ltd.	1,678	13,927
Gastar Exploration, Inc. (1)	3,457	4,529
Gener8 Maritime, Inc. (1)	560	5,292
Geospace Technologies Corp. (1)	483	6,796
Golar LNG Ltd.	3,780	59,686
Green Plains, Inc.	1,526	34,945
Gulfmark Offshore, Inc. (1)	1,058	4,941
Gulfport Energy Corp. (1)	54,615	1,341,891
Halcon Res Corp. (1)	3,001	3,782
Hallador Energy Company	440	2,006
Helix Energy Solutions Group, Inc. (1)	4,279	22,508
Hornbeck Offshore Services, Inc. (1)	1,303	12,952
Independence Contract Drilling, Inc. (1)	648	3,272
Ion Geophysical Corp. (1)	4,508	2,268
Jones Energy, Inc. (1)	1,184	4,558
Key Energy Services, Inc. (1)	5,349	2,579
Kosmos Energy Ltd. (1)	84,257	438,136
Laredo Petroleum, Inc. (1)	5,040	40,270
Marathon Petroleum Corp.	50,595	2,622,845
Matador Resources Co. (1)	97,016	1,918,006
Matrix Service Co. (1)	1,073	22,039
McDermott International, Inc. (1)	9,578	32,086
Nabors Industries Ltd.	13,805	117,481
Natural Gas Services Group, Inc. (1)	499	11,128
Navios Maritime Acquisition Corp.	3,461	10,418
Newfield Exploration Co. (1)	6,826	222,255
Newpark Resources, Inc. (1)	3,554	18,765
Noble Corp. Plc	9,973	105,215
Nordic American Offshore Ltd.	779	4,105
Nordic American Tanker Ltd.	3,577	55,587
North Atlantic Drilling Ltd. (1)	274	674

Northern Oil & Gas, Inc. (1)	2,651	10,233
Oasis Petroleum, Inc. (1)	5,639	41,559
Oceaneering International, Inc.	3,406	127,793
Oil States International, Inc. (1)	2,279	62,103
Pacific Ethanol, Inc. (1)	1,274	6,090
Panhandle Oil And Gas, Inc.	407	6,577
Par Petroleum Corp. (1)	66	1,554
Parker Drilling Co. (1)	5,234	9,526
Parsley Energy, Inc. (1)	94,416	1,741,975
Patterson-Uti Energy, Inc.	6,366	95,999
PBF Energy, Inc.	4,078	150,111
PDC Energy, Inc. (1)	1,696	90,532
Peabody Energy Corp.	764	5,868
Penn Virginia Corp. (1)	2,685	807
PHI, Inc. (1)	508	8,336
Pioneer Energy Services Corp. (1)	2,566	5,568
QEP Resources, Inc.	90,980	1,219,132
Renewable Energy Group, Inc. (1)	1,777	16,508
REX American Resources Corp. (1)	220	11,895
Rex Energy Corp. (1)	2,007	2,107
Rice Energy, Inc. (1)	43,952	479,077
Ring Energy, Inc. (1)	1,142	8,051
Rowan Companies Plc	5,145	87,208
RPC, Inc.	2,034	24,306
RSP Permian, Inc. (1)	43,807	1,068,453
Sanchez Energy Corp. (1)	2,178	9,387
Sandridge Energy, Inc. (1)	17,788	3,558
Scorpio Tankers, Inc.	7,214	57,856
Seacor Holdings, Inc. (1)	735	38,632
Seadrill Ltd. (1)	15,810	53,596
Seventy Seven Energy, Inc. (1)	2,255	2,368
Ship Finance International Ltd.	2,401	39,785
SM Energy Co.	2,918	57,368
Stone Energy Corp. (1)	2,387	10,240
Sunoco L.P.	28,155	1,115,220
Superior Energy Services, Inc.	6,540	88,094
Synergy Resources Corp. (1)	3,923	33,424
Targa Resources Corp.	1,154	31,227
Teekay Corp.	1,139	11,242
Teekay Tankers Ltd.	3,697	25,435
Tesco Corp.	1,558	11,280
Tetra Technologies, Inc. (1)	3,356	25,237
Tidewater, Inc.	1,899	13,217
TransAtlantic Petroleum Ltd. (1)	1,176	1,635
Triangle Petroleum Corp. (1)	2,023	1,558
Ultra Petroleum Corp. (1)	3,233	8,082
Unit Corp. (1)	2,052	25,034
W&T Offshore, Inc. (1)	1,527	3,527
Western Refining, Inc.	29,843	1,063,008
Westmoreland Coal Co. (1)	724	4,257
Whiting Petroleum Corp. (1)	8,377	79,079
World Fuel Services Corp.	2,560	98,458
WPX Energy, Inc. (1)	9,547	54,800

		26,950,743

Financials - 28.41%
1st Source Corp.	646	19,942
Acadia Realty Trust	2,829	93,781
Access National Corp.	495	10,128
AG Mortgage Investment Trust, Inc.	1,282	16,461
Agree Realty Corp.	979	33,276
Alexander & Baldwin, Inc.	77,995	2,754,003
Alexander’s, Inc.	7	2,689
Alexandria Real Estate Equity, Inc.	3,003	271,351
Alleghany Corp. (1)	6,477	3,095,553
Allegiance Bancshares, Inc. (1)	295	6,977
Allied World Assurance Co. Holdings, AG.	102,635	3,816,996
Allstate Corp.	20,286	1,259,558
Ally Financial, Inc. (1)	94,951	1,769,887
Altisource Asset Management Corp. (1)	174	2,986
Altisource Residential Corp.	2,399	29,772
Ambac Financial Group, Inc. (1)	1,610	22,685
American Assets Trust, Inc.	27,386	1,050,253
American Campus Communities, Inc.	4,712	194,794
American Capital Mortgage Investment Corp.	2,183	30,475
American Equity Investment Life Holding Co.	3,339	80,236
American Financial Goup, Inc.	2,888	208,167
American Homes 4 Rent	78,234	1,303,378
American National BankShares, Inc.	388	9,937
American National Insurance Co.	295	30,170
American Residential Properties, Inc.	1,352	25,553
Ameris Bancorp	1,336	45,411
Amerisafe, Inc.	775	39,447
Ames National Corp.	382	9,279
Amtrust Financial Services, Inc.	1,614	99,390
Anchor BanCorp Wisconsin, Inc. (1)	327	14,231
Anworth Mortgage Asset Corp.	4,477	19,475
Aon Plc	41,098	3,789,647
Apartment Investment & Management Co.	6,519	260,956
Apollo Commercial Real Estate Finance, Inc.	2,453	42,265
Apollo Residential Mortgage, Inc.	1,315	15,714
Apple Hospitality REIT, Inc.	7,221	144,203
Ares Capital Corp.	387,750	5,525,437
Arch Capital Group Ltd. (1)	5,151	359,282
Ares Commercial Real Estate Corp.	1,196	13,682
Argo Group International Holdings Ltd.	1,143	68,397
Arlington Asset Investment Corp.	925	12,238
Armada Hoffler Properties, Inc.	1,140	11,947
ARMOUR Residential REIT, Inc.	1,815	39,494
Arrow Financial Corp.	468	12,716
Arthur J. Gallagher & Co.	139,234	5,700,240
Ashford Hospitality Prime, Inc.	1,131	16,399
Ashford Hospitality Trust, Inc.	3,444	21,732
Aspen Insurance Holdings Ltd.	2,591	125,145
Associated Banc Corp.	6,266	117,487
Assurant, Inc.	2,839	228,653
Assured Guaranty Ltd.	6,013	158,924
Astoria Financial Corp.	3,688	58,455
Atlas Financial Holdings, Inc. (1)	263	5,234
AV Homes, Inc. (1)	836	10,709
Axis Capital Holdings Ltd.	4,230	237,811

Baldwin & Lyons, Inc.	415	9,972
Banc of California, Inc.	1,537	22,471
BancFirst Corp.	298	17,469
Banco Latinoamericano De Comerico	1,263	32,750
Bancorpsouth, Inc.	126,385	3,031,976
Bank Mutual Corp.	1,983	15,467
Bank of Hawaii Corp.	1,853	116,554
Bank Of Marin Bancorp	250	13,350
Bank Of The Ozarks, Inc.	37,580	1,858,707
BankFinancial Corp.	780	9,851
BankUnited, Inc.	72,212	2,603,965
Banner Corp.	860	39,440
Bar Harbor Bankshares	254	8,743
BB&T Corp.	96,871	3,662,693
BBCN Bancorp, Inc.	3,268	56,275
BBX Capital Corp. (1)	106	1,659
Bear State Financial, Inc. (1)	563	6,097
Beneficial Bancorp, Inc. (1)	3,317	44,182
Berkshire Hills Bancorp, Inc.	1,181	34,379
BioMed Realty Trust, Inc.	8,531	202,099
Blue Hills Bancorp, Inc.	1,217	18,632
Bluerock Resident Growth REIT, Inc. - Class A	771	9,136
BNC Bancorp	1,028	26,091
BOK Financial Corp.	1,159	69,297
Boston Private Financial Holdings, Inc.	3,392	38,465
Boston Properties, Inc.	30,717	3,917,646
Brandywine Realty Trust	7,794	106,466
Bridge Bancorp, Inc.	586	17,832
Brixmor Property Group, Inc.	7,247	187,118
Brookline Bancorp, Inc.	2,906	33,419
Brown & Brown, Inc.	4,864	156,134
Bryn Mawr Bank Corp.	713	20,477
BSB Bancorp, Inc. (1)	349	8,163
C1 Financial, Inc. (1)	208	5,036
Calamos Asset Management, Inc.	765	7,405
Camden National Corp.	308	13,580
Camden Property Trust	3,604	276,643
Campus Crest Communities, Inc. (1)	2,718	18,482
Capital Bank Financial Corp.	62,483	1,998,206
Capital City Bank Group, Inc.	427	6,554
Capitol Federal Financial, Inc.	6,171	77,508
Capstead Mortgage Corp.	4,066	35,537
Cardinal Financial Corp.	1,268	28,847
Cascade Bancorp (1)	1,174	7,126
Cash Amer International, Inc.	1,090	32,645
CatchMark Timber Trust, Inc.	1,543	17,451
Cathay General Bancorp	3,420	107,149
CBL & Associates Properties, Inc.	6,890	85,229
Cedar Realty Trust, Inc.	3,430	24,284
CenterState Banks, Inc.	1,792	28,045
Central Pacific Financial Corp.	910	20,038
Century Bancorp, Inc.	136	5,911
Charles Schwab Corp.	46,748	1,539,412
Charter Financial Corp.	655	8,653
Chatham Lodging Trust	1,568	32,113

Chemical Financial Corp.	1,347	46,162
Chesapeake Lodging Trust	2,429	61,114
Chimera Investment Corp.	8,169	111,425
Citizens & Northern Corp.	562	11,802
Citizens, Inc. (1)	1,898	14,102
City Holding Company	615	28,069
Clifton Bancorp, Inc.	1,103	15,817
CNB Financial Corporation, Inc.	631	11,377
CNO Financial Group, Inc.	7,855	149,952
Cobiz Financial, Inc.	1,512	20,291
Colony Capital, Inc.	4,818	93,855
Columbia Banking System, Inc.	2,352	76,464
Columbia Property Trust, Inc.	4,630	108,712
Commerce Bancshares, Inc.	3,630	154,412
Communications Sales & Leasing, Inc.	5,166	96,553
Community Bank System, Inc.	1,855	74,089
Community Trust Bancorp, Inc.	625	21,850
CommunityOne Bancorp (1)	512	6,897
ConnectOne Bancorp, Inc.	1,160	21,680
Consolidated-Tomoka Land Co.	131	6,905
CorEnergy Infrastructure Trust, Inc.	498	7,390
Corporate Office Properties Trust	4,119	89,918
Corrections Corp Of America	4,990	132,185
Cousins Properties, Inc.	9,443	89,047
Cowen Group, Inc. (1)	4,301	16,473
Crawford & Co.	863	4,583
Cu Bancorp (1)	656	16,636
Cubesmart	1,468	44,950
Cullen/Frost Bankers, Inc.	2,258	135,480
Customers Bancorp, Inc. (1)	1,049	28,554
CVB Financial Corp.	168,341	2,848,330
CyrusOne, Inc.	249	9,325
CYS Investments, Inc.	6,708	47,828
DCT Industrial Trust, Inc.	3,750	140,137
DDR Corp.	12,549	211,325
Diamondrock Hospitality Co.	8,737	84,312
Dime Community Bancshares, Inc.	1,251	21,880
Discover Financial Services	61,272	3,285,405
Donegal Group, Inc.	419	5,900
Douglas Emmett, Inc.	54,995	1,714,744
Duke Realty Corp.	14,389	302,457
Dupont Fabros Technology, Inc.	1,673	53,185
Dynex Capital, Inc.	2,434	15,456
E*TRADE Financial Corp. (1)	12,026	356,451
Eagle Bancorp, Inc. (1)	327	16,504
East West Bancorp, Inc.	80,732	3,355,222
Eastgroup Properties, Inc.	43,367	2,411,639
Education Realty Trust, Inc.	2,366	89,624
EMC Insurance Group, Inc.	367	9,285
Empire State Realty Trust, Inc.	2,394	43,260
Employers Holdings, Inc.	547	14,933
Encore Capital Group, Inc. (1)	873	25,387
Endurance Specialty Holdings Ltd.	2,623	167,846
Enova International, Inc. (1)	154	1,018
Enstar Group Ltd. (1)	18,655	2,798,996

Enterprise Bancorp, Inc.	309	7,061
Enterprise Financial Services Corp.	820	23,247
EPR Properties	2,435	142,326
Equity Bancshares, Inc. (1)	264	6,175
Equity Commonwealth (1)	5,412	150,075
Equity One, Inc.	2,711	73,604
Equity Residential	53,491	4,364,331
Essex Property Trust, Inc.	11,962	2,863,822
EverBank Financial Corp.	4,268	68,203
Everest Re Group Ltd.	1,833	335,604
Ezcorp, Inc. (1)	2,213	11,043
F.N.B. Corp.	7,512	100,210
Farmers Capital Bank Corp. (1)	288	7,808
FBL Financial Group, Inc.	387	24,629
FCB Financial Holdings, Inc. (1)	1,113	39,834
Federal Agricultural Mortgage Corp.	434	13,701
Federated National Holding Co.	590	17,440
FelCor Lodging Trust, Inc.	5,728	41,814
Fidelity & Guaranty Life	488	12,381
Fidelity National Financial Ventures Group (1)	3,214	36,093
Fidelity Southern Corp.	685	15,282
Fifth Third Bancorp	207,290	4,166,529
Financial Institutions, Inc.	594	16,632
First American Financial Corp.	133,212	4,782,311
First Bancorp NC	765	14,336
First Bancorp PR (1)	4,466	14,514
First Bancorp, Inc. ME	457	9,355
First Busey Corp.	979	20,197
First Business Financial Services, Inc.	397	9,929
First Cash Financial Services, Inc. (1)	90	3,369
First Citizens Bancshares, Inc.	334	86,229
First Commonwealth Financial Corp.	3,592	32,579
First Community Bancshares, Inc.	714	13,302
First Connecticut Bancorp, Inc.	632	11,003
First Defiance Financial Corp.	384	14,508
First Financial Bancorp	2,783	50,289
First Financial Bankshares, Inc.	1,096	33,066
First Financial Corp.	445	15,117
First Horizon National Corp.	9,845	142,949
First Industrial Realty Trust, Inc.	4,695	103,900
First Interstate BancSystem, Inc.	769	22,355
First Merchants Corp.	1,515	38,511
First Midwest Bancorp, Inc.	3,172	58,460
First NBC Bank Holding Co. (1)	619	23,144
First Niagara Financial Group, Inc.	14,975	162,479
First of Long Island Corp.	514	15,420
First Potomac Realty Trust	2,372	27,041
First Republic Bank	5,926	391,472
Firstmerit Corp.	7,108	132,564
Flagstar Bancorp, Inc. (1)	832	19,228
Flushing Financial Corp.	1,243	26,899
Forest City Enterprises, Inc. (1)	9,185	201,427
Forestar Group, Inc. (1)	1,341	14,671
Fox Chase Bancorp, Inc.	486	9,861
Franklin Financial Network, Inc. (1)	228	7,155

Franklin Street Properties Corp.	3,615	37,415
FRP Holdings, Inc. (1)	263	8,926
Fulton Financial Corp.	7,649	99,513
Gain Capital Holdings, Inc.	980	7,948
Gaming and Leisure Properties, Inc.	3,111	86,486
Genworth Financial, Inc. (1)	19,971	74,492
German American Bancorp, Inc.	554	18,459
Getty Realty Corp.	1,104	18,934
Glacier Bancorp, Inc.	3,293	87,363
Gladstone Commercial Corp.	837	12,212
Global Indemnity Plc (1)	322	9,344
Government Properties Income Trust	2,522	40,024
Gramercy Property Trust, Inc.	17,231	133,023
Great Ajax Corp.	254	3,078
Great Southern Bancorp, Inc.	415	18,783
Great Western Bancorp, Inc.	1,675	48,608
Green Bancorp, Inc. (1)	969	10,155
Green Dot Corp. (1)	1,846	30,311
Greenlight Capital Re Ltd. (1)	1,169	21,872
Guaranty Bancorp	609	10,073
Hallmark Financial Services, Inc. (1)	653	7,634
Hampton Roads Bankshares, Inc. (1)	1,664	3,062
Hancock Holding Co.	3,158	79,487
Hanmi Financial Corp.	1,294	30,694
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,801	34,075
Hanover Insurance Group, Inc.	1,852	150,642
Hatteras Financial Corp.	4,041	53,139
HCI Group, Inc.	327	11,396
Healthcare Realty Trust, Inc.	4,219	119,482
Healthcare Trust of America, Inc.	4,732	127,622
Heartland Financial USA, Inc.	734	23,018
Heritage Commerce Corp.	855	10,226
Heritage Financial Corp.	1,219	22,966
Heritage Insurance Holdings, Inc. (1)	398	8,684
Heritage Oaks Bancorp	965	7,730
Hersha Hospitality Trust	1,976	42,998
Highwoods Properties, Inc.	3,977	173,397
Hilltop Holdings, Inc. (1)	1,995	38,344
Hingham Institution for Savings	49	5,870
Home Bancshares, Inc.	407	16,492
Homestreet, Inc. (1)	621	13,482
Hometrust Bancshares, Inc. (1)	802	16,240
Horace Mann Educators Corp.	107,331	3,561,243
Horizon Bancorp	506	14,148
Hospitality Properties Trust	6,054	158,312
Houlihan Lokey, Inc.	345	9,042
Hudson Pacific Properties, Inc.	3,190	89,767
Huntington Bancshares, Inc.	334,621	3,700,908
Iberiabank Corp.	38,711	2,131,815
Independence Holding Co.	363	5,028
Independence Realty Trust, Inc.	1,278	9,598
Independent Bank Corp.	67,275	3,129,633
Independent Bank Corp. MI	923	14,057
Independent Bank Group, Inc.	388	12,416
Infinity Property & Casualty Corp.	460	37,826

Infrareit, Inc.	987	18,259
Inland Real Estate Corp.	2,409	25,584
International Banchares Corp.	2,408	61,886
INTL FCStone, Inc. (1)	452	15,124
Invesco Mortgage Capital, Inc.	5,091	63,077
Investment Technology Group, Inc.	1,201	20,441
Investors Bancorp, Inc.	593,738	7,386,101
Investors Real Estate Trust	4,957	34,451
Iron Mountain, Inc.	5,370	145,044
iStar Financial, Inc. (1)	3,899	45,735
J.G. Wentworth Co. (1)	560	1,008
James River Group Holdings Ltd.	465	15,596
Janus Capital Group, Inc.	5,769	81,285
Jones Lang LaSalle, Inc.	516	82,488
KCG Holdings, Inc. (1)	1,254	15,437
Kearny Financial Corp.	3,741	47,398
Kemper Corp.	1,762	65,634
Kennedy-Wilson Holdings, Inc.	151,492	3,647,927
Kilroy Realty Corp.	27,113	1,715,711
Kimco Realty Corp.	113,981	3,015,937
Kite Realty Group Trust	3,632	94,178
Ladder Capital Corp.	1,563	19,412
Ladenburg Thalmann Financial Services, Inc. (1)	3,784	10,444
Lakeland Bancorp, Inc.	1,538	18,133
Lakeland Financial Corp.	685	31,935
LaSalle Hotel Properties	4,811	121,045
LegacyTexas Financial Group, Inc.	1,920	48,038
Legg Mason, Inc.	2,783	109,177
Lexington Realty Trust	8,415	67,320
Liberty Property Trust	6,219	193,100
Live Oak Bancshares, Inc.	84	1,193
Loews Corp.	42,230	1,621,632
LTC Properties, Inc.	1,380	59,533
Mack Cali Realty Corp.	3,778	88,216
Maiden Holdings Ltd.	1,840	27,434
MainSource Financial Group, Inc.	854	19,540
Marlin Business Services Corp.	351	5,637
Marsh & McLennan Companies, Inc.	57,190	3,171,185
MB Financial, Inc.	3,243	104,976
MBIA, Inc. (1)	5,937	38,472
McGraw Hill Financial, Inc.	15,667	1,544,453
Medical Properties Trust, Inc.	10,010	115,215
Mercantile Bank Corp.	724	17,767
Merchants Bancshares, Inc.	242	7,621
Mercury General Corp.	676	31,481
Meridian Bancorp, Inc.	1,868	26,339
Meta Financial Group, Inc.	276	12,677
Metro Bancorp, Inc.	479	15,031
MFA Financial, Inc.	15,897	104,920
MGIC Investment Corp. (1)	8,056	71,134
Mid-America Apartment Communities, Inc.	3,117	283,055
MidWestOne Financial Group, Inc.	283	8,606
Moelis & Co.	91	2,655
Monmouth Real Estate Investment Corp.	2,600	27,196
Monogram Residential Trust, Inc.	7,238	70,643

Moody’s Corp.	14,512	1,456,134
Nasdaq OMX Group, Inc.	91,764	5,337,912
National Bank Holdings Corp.	1,244	26,584
National Bankshares, Inc	306	10,875
National Communications Corp. (1)	240	6,012
National General Holdings Corp.	1,529	33,424
National Health Investors, Inc.	1,087	66,166
National Interstate Corp.	189	5,046
National Penn Bancshares, Inc.	5,699	70,269
National Retail Properties, Inc.	5,571	223,119
National Western Life Group, Inc. - Class A	87	21,919
Nationstar Mortgage Holdings, Inc. (1)	1,592	21,285
Navient Corp.	102,734	1,176,304
Navigators Group, Inc. (1)	25,423	2,181,039
NBT Bancorp, Inc.	1,758	49,013
Nelnet, Inc.	956	32,093
New Residential Investment Corp.	316,933	3,853,905
New Senior Investment Group, Inc.	3,517	34,678
New York Mortgage Trust, Inc.	4,753	25,333
New York REIT, Inc.	6,637	76,326
NewBridge Bancorp	1,408	17,149
NewStar Financial, Inc. (1)	1,022	9,178
Nexpoint Residential Trust, Inc.	748	9,791
NMI Holdings, Inc. (1)	2,092	14,163
Northfield Bancorp, Inc.	136,656	2,175,564
NorthStar Reality Finance Corp.	7,758	132,119
Northstar Realty Europe Corp.	2,483	29,324
Northwest Bancshares, Inc.	4,306	57,657
OceanFirst Financial Corp.	530	10,616
Ocwen Financial Corp. (1)	4,321	30,117
OFG Bancorp	1,781	13,037
Old National Bancorp	4,760	64,546
Old Republic International Corp.	10,850	202,136
Old Second Bancorp, Inc. (1)	1,006	7,887
Omega Healthcare Investors, Inc.	5,591	195,573
One Liberty Properties, Inc.	556	11,932
OneBeacon Insurance Group Ltd	981	12,174
Onemain Holdings, Inc. (1)	2,191	91,014
Oppenheimer Holdings, Inc.	441	7,665
Opus Bank	428	15,823
Orchid Island Capital, Inc.	1,013	10,059
Oritani Financial Corp.	1,842	30,393
Outfront Media, Inc.	5,670	123,776
Pacific Continental Corp.	822	12,231
Pacific Premier Bancorp, Inc. (1)	849	18,041
PacWest Bancorp	134,737	5,807,165
Paramount Group, Inc.	7,524	136,184
Park National Corp.	523	47,321
Park Sterling Corp.	1,917	14,032
Parkway Properties, Inc.	3,486	54,486
Partnerre Ltd.	2,000	279,480
Peapack-Gladstone Financial Corp.	615	12,681
Pebblebrook Hotel Trust	80,961	2,268,527
Penns Woods Bancorp, Inc.	209	8,874
Pennsylvania Real Estate Investment Trust	3,064	67,010

Peoples Bancorp, Inc.	725	13,659
Peoples Financial Services Corp.	308	11,729
People’s United Financial, Inc.	12,851	207,544
People’s Utah Bancorp	58	998
PHH Corp. (1)	1,999	32,384
Physicians Realty Trust	138,682	2,338,179
Pico Holdings, Inc. (1)	976	10,072
Piedmont Office Realty Trust, Inc.	6,202	117,094
Pinnacle Financial Partners, Inc.	1,340	68,822
Piper Jaffray Cos. (1)	589	23,796
Plum Creek Timber Co., Inc.	4,307	205,530
Popular, Inc.	4,332	122,769
Post Properties, Inc.	1,483	87,734
Potlatch Corp.	468	14,152
Preferred Apartment Communities, Inc.	831	10,869
Preferred Bank Los Angeles	479	15,817
Primerica, Inc.	1,995	94,224
PrivateBancorp, Inc.	3,294	135,120
ProAssurance Corp.	2,335	113,318
Prosperity Bancshares, Inc.	2,987	142,958
Provident Financial Services, Inc.	2,651	53,418
PS Business Parks, Inc.	712	62,250
QCR Holdings, Inc.	449	10,906
QTS Realty Trust, Inc.	52,256	2,357,268
Radian Group, Inc.	8,160	109,262
Rait Financial Trust	3,479	9,393
Ramco-Gershenson Properties Trust	3,225	53,567
Raymond James Financial, Inc.	88,686	5,141,127
Rayonier, Inc.	5,322	118,148
RCS Capital Corp. (1)	2,001	609
Re/Max Holdings, Inc.	488	18,202
Realogy Holdings Corp. (1)	3,895	142,830
Redwood Trust, Inc.	3,391	44,761
Regency Centers Corp.	57,447	3,913,290
Regional Management Corp. (1)	442	6,838
Reinsurance Group of America, Inc.	80,071	6,850,074
RenaissanceRe Holdings Ltd.	1,907	215,853
Renasant Corp.	1,525	52,475
Republic Bancorp, Inc.	381	10,062
Resource America, Inc.	714	4,377
Resource Capital Corp.	1,315	16,779
Retail Opportunity Investments Corp.	4,097	73,336
Retail Properties of America, Inc.	9,816	144,982
Rexford Industrial Realty, Inc.	2,256	36,908
RLI Corp.	1,773	109,483
RLJ Lodging Trust	3,664	79,252
RMR Group, Inc. (1)	280	4,035
Rouse Properties, Inc.	1,428	20,792
Ryman Hospitality Properties, Inc.	32,625	1,684,755
S & T Bancorp, Inc.	1,391	42,871
Sabra Health Care REIT, Inc.	2,284	46,205
Safeguard Scientifics, Inc. (1)	846	12,275
Safety Insurance Group, Inc.	618	34,843
Sandy Spring Bancorp, Inc.	985	26,556
Saul Centers, Inc.	46	2,358

Seacoast Banking Corp. of Florida (1)	894	13,392
SEI Investments Co.	130,827	6,855,335
Select Income REIT	2,601	51,552
Selective Insurance Group, Inc.	2,327	78,141
Senior Housing Properties Trust	9,571	142,034
ServisFirst Bancshares, Inc.	928	44,108
Sierra Bancorp	513	9,054
Signature Bank (1)	179	27,453
Silver Bay Realty Trust Corp.	1,518	23,772
Simmons First National Corp.	1,220	62,659
SL Green Realty Corp.	29,993	3,388,609
SLM Corp. (1)	125,118	815,769
South Street Financial Corp.	928	66,770
Southside Bancshares, Inc.	1,062	25,509
Southwest Bancorp, Inc.	753	13,162
Sovran Self Storage, Inc.	190	20,389
Spirit Realty Capital, Inc.	18,563	186,001
Stag Industrial, Inc.	2,647	48,837
StanCorp Financial Group, Inc.	1,739	198,037
Starwood Property Trust, Inc.	10,033	206,278
Starwood Waypoint Residentl Trust	1,515	34,300
State Auto Financial Corp.	619	12,745
State Bank Financial Corp.	1,478	31,082
State National Companies, Inc.	1,235	12,115
State Street Corp.	19,423	1,288,910
Sterling Bancorp	4,936	80,062
Stewart Information Services Corp.	937	34,978
Stifel Financial Corp. (1)	38,264	1,620,863
Stock Yards Bancorp, Inc.	637	24,072
Stonegate Bank	489	16,069
Stonegate Mortgage Corp. (1)	538	2,932
Store Capital Corp.	1,774	41,157
Suffolk Bancorp	474	13,438
Summit Hotel Properties, Inc.	3,545	42,363
Sun Bancorp, Inc. (1)	334	6,894
Sun Communities, Inc.	1,720	117,872
Sunstone Hotel Investors, Inc.	8,978	112,135
SunTrust Banks, Inc.	74,473	3,190,423
SVB Financial Group (1)	798	94,882
Symetra Financial Corp.	105,992	3,367,366
Synchrony Financial (1)	198,975	6,050,830
Synovus Financial Corp.	5,564	180,162
Talmer BanCorp., Inc.	2,020	36,582
Taubman Centers, Inc.	1,578	121,064
TCF Financial Corp.	7,293	102,977
TD Ameritrade Holding Corp.	142,022	4,929,584
Tejon Ranch Co. (1)	538	10,303
Terreno Realty Corp.	1,750	39,585
Territorial Bancorp, Inc.	337	9,348
Texas Capital Bancshares, Inc. (1)	1,826	90,241
TFS Financial Corp.	2,650	49,900
The Bancorp, Inc. (1)	1,324	8,434
The GEO Group, Inc.	3,253	94,044
The Howard Hughes Corp. (1)	1,005	113,726
The Macerich Co.	19,222	1,551,023

The St. Joe Co. (1)	1,534	28,394
Third Point Reinsurance Ltd. (1)	3,231	43,328
Tiptree Financial, Inc.	1,179	7,239
Tompkins Financial Corp.	625	35,100
Torchmark Corp.	31,066	1,775,733
Towne Bank	1,822	38,025
TriCo Bancshares	926	25,409
Tristate Capital Holdings, Inc. (1)	897	12,549
Triumph Bancorp, Inc. (1)	594	9,801
TrustCo Bank Corp.	3,856	23,676
Trustmark Corp.	2,759	63,567
Two Harbors Investment Corp.	15,606	126,409
UBP, Inc.	699	13,449
UMB Financial Corp.	1,721	80,113
UMH Properties, Inc.	1,043	10,555
Umpqua Holdings Corp.	9,418	149,746
Union Bankshares Corp.	1,824	46,038
United Bankshares, Inc.	2,971	109,897
United Community Banks, Inc.	2,113	41,182
United Community Financial Corp.	1,984	11,706
United Financial Bancorp, Inc.	1,639	21,110
United Fire Group, Inc.	845	32,372
United Insurance Holdings Corp.	711	12,158
United Development Funding IV	1,250	13,750
Univest Corp. of Pennsylvania	808	16,855
Unum Group	97,940	3,260,423
Validus Holdings Ltd.	3,566	165,070
Valley National Bancorp	9,991	98,411
Virtus Investment Partners, Inc.	263	30,892
W.P. Carey, Inc.	4,316	254,644
W.R. Berkley Corp.	35,113	1,922,437
Waddell & Reed Financial, Inc.	236	6,764
Walker & Dunlop, Inc. (1)	539	15,529
Walter Investment Management Corp. (1)	1,535	21,828
Washington Federal, Inc.	4,110	97,941
Washington Real Estate Investment Trust	2,793	75,579
Washington Trust Bancorp, Inc.	628	24,819
Waterstone Financial, Inc.	1,162	16,384
Webster Financial Corp.	3,796	141,173
Weingarten Realty Investors	5,109	176,669
WesBanco, Inc.	1,556	46,711
West Bancorporation, Inc.	676	13,351
Westamerica Bancorporation	1,047	48,947
Western Alliance Bancorporation (1)	1,797	64,440
Western Asset Mortgage Capital Corp.	1,761	17,997
White Mountains Insurance Group Ltd.	231	167,893
Whitestone REIT	1,139	13,679
Wilshire Bancorp, Inc.	2,871	33,160
Wintrust Financial Corp.	2,034	98,690
World Acceptance Corp. (1)	111	4,118
WP Glimcher, Inc.	8,033	85,230
WSFS Financial Corp.	1,165	37,699
Xenia Hotels & Resorts, Inc.	4,904	75,178
XL Group Plc	40,391	1,582,519
Yadkin Financial Corp.	977	24,591
Zions Bancorp	8,499	232,023

		231,623,863

Healthcare - 9.12%
ACADIA Pharmaceuticals, Inc. (1)	265	9,447
Aceto Corp.	133	3,588
Acorda Therapeutics, Inc. (1)	165	7,059
Adamas Pharmaceuticals, Inc. (1)	439	12,432
Addus Homecare Corp. (1)	25,178	586,144
Affymetrix, Inc. (1)	2,720	27,445
Agenus, Inc. (1)	500	2,270
Akebia Therapeutics, Inc. (1)	1,104	14,264
Alere, Inc. (1)	1,240	48,472
Alkermes Plc (1)	1,093	86,762
Alliance HealthCare Services, Inc. (1)	189	1,735
Allscripts Healthcare Solutions, Inc. (1)	5,142	79,084
Almost Family, Inc. (1)	295	11,278
Amedisys, Inc. (1)	246	9,673
Amphastar Pharmaceuticals, Inc. (1)	510	7,257
Amsurg Corp. (1)	62,490	4,749,240
Analogic Corp.	62,700	5,179,020
AngioDynamics, Inc. (1)	1,374	16,680
Anika Therapeutics, Inc. (1)	141	5,381
Array Biopharma, Inc. (1)	1,144	4,828
Arrowhead Research Corp. (1)	1,208	7,429
AtriCure, Inc. (1)	326	7,315
Becton Dickinson and Co.	12,479	1,922,889
BioCryst Pharmaceuticals, Inc. (1)	607	6,264
Bio-Rad Laboratories, Inc. (1)	852	118,138
BioScrip, Inc. (1)	2,805	4,909
Bio-Techne Corp.	943	84,870
Boston Scientific Corp. (1)	137,032	2,526,870
Brookdale Senior Living, Inc. (1)	71,274	1,315,718
Bruker Corp. (1)	50,893	1,235,173
Calithera Biosciences, Inc. (1)	436	3,340
Capital Senior Living Corp. (1)	89,205	1,860,816
Cardinal Health, Inc.	42,430	3,787,726
Catalent, Inc. (1)	187,425	4,691,248
Celldex Therapeutics, Inc. (1)	391	6,131
Cerus Corp. (1)	559	3,533
Community Health Systems, Inc. (1)	165,317	4,385,860
Conmed Corp.	1,103	48,587
Cross Country Healthcare, Inc. (1)	481	7,884
Cryolife, Inc.	931	10,036
Cutera, Inc. (1)	163	2,085
Cynosure, Inc. (1)	80	3,574
Cytokinetics, Inc. (1)	677	7,081
DaVita HealthCare Partners, Inc. (1)	14,481	1,009,471
Dentsply International, Inc.	4,340	264,089
Dermira, Inc. (1)	444	15,367
Emergent Biosolutions, Inc. (1)	358	14,324
Endo International Plc (1)	76,050	4,655,781
Endocyte, Inc. (1)	1,490	5,975
Ensign Group, Inc.	112	2,535
Entellus Medical, Inc. (1)	33	556
Evolent Health, Inc. (1)	47	569

Exactech, Inc. (1)	418	7,587
Five Star Quality Care, Inc. (1)	1,781	5,664
Genesis Healthcare, Inc. (1)	773	2,682
Geron Corp. (1)	359	1,738
Global Blood Therapeutics, Inc. (1)	54	1,746
Greatbatch, Inc. (1)	44,463	2,334,307
Haemonetics Corp. (1)	1,090	35,142
Halyard Health, Inc. (1)	2,065	68,992
Hanger, Inc. (1)	1,427	23,474
Harvard Bioscience, Inc. (1)	1,245	4,320
HCA Holdings, Inc. (1)	81,500	5,511,845
Health Net, Inc. (1)	2,697	184,637
Healthsouth Corp.	46,565	1,620,928
Healthways, Inc. (1)	1,239	15,946
Hill-Rom Holdings, Inc.	200	9,612
ICON Plc (1)	40,045	3,111,497
ICU Medical, Inc. (1)	24,486	2,761,531
Ignyta, Inc. (1)	368	4,931
Immunomedics, Inc. (1)	243	746
INC Research Holdings, Inc. (1)	54,860	2,661,259
Inovio Pharmaceuticals, Inc. (1)	370	2,486
Integra Lifesciences Holdings Corp. (1)	38,125	2,584,112
Invacare Corp.	1,309	22,764
Kindred Healthcare, Inc.	3,356	39,970
Laboratory Corp. of America Holdings (1)	17,537	2,168,275
Lemaitre Vascular, Inc.	282	4,864
Lexicon Pharmaceuticals, Inc. (1)	972	12,937
LHC Group, Inc. (1)	486	22,011
Lifepoint Hospitals, Inc. (1)	1,718	126,101
LivaNova Plc (1)	540	32,060
Loxo Oncology, Inc. (1)	441	12,546
Luminex Corp. (1)	1,599	34,203
Magellan Health, Inc. (1)	1,029	63,448
MedAssets, Inc. (1)	193	5,971
Medicines Co. (1)	2,522	94,171
MEDNAX, Inc. (1)	1,671	119,744
Meridian Bioscience, Inc.	268	5,499
Merit Medical Systems, Inc. (1)	1,785	33,183
Merrimack Pharmaceuticals, Inc. (1)	246	1,943
National Healthcare Corp.	406	25,050
Navidea Biopharmaceuticals, Inc. (1)	1,212	1,612
Omeros Corp. (1)	118	1,856
OraSure Technologies, Inc. (1)	2,168	13,962
Orthofix International (1)	797	31,250
Osiris Therapeutics, Inc.	109	1,131
Owens & Minor, Inc.	2,734	98,369
Patterson Companies, Inc.	1,672	75,591
PDL BioPharma, Inc.	6,759	23,927
PerkinElmer, Inc.	4,006	214,601
PharMerica Corp. (1)	1,236	43,260
QIAGEN (1)	9,801	270,998
Quidel Corp. (1)	659	13,971
Quintiles Transitional Holdings, Inc. (1)	167	11,466
Rigel Pharmaceuticals, Inc. (1)	801	2,427
Rockwell Medical, Inc. (1)	223	2,284

RTI Surgical, Inc. (1)	402	1,596
SeaSpine Holdings Corp. (1)	192	3,299
Select Medical Holdings Corp.	259	3,085
Seres Therapeutics, Inc. (1)	43	1,509
Spectrum Pharmaceuticals, Inc. (1)	2,094	12,627
St. Jude Medical, Inc.	30,197	1,865,269
Stemline Therapeutics, Inc. (1)	507	3,199
Surgery Partners, Inc. (1)	413	8,462
Surgical Care Affiliates, Inc. (1)	22	876
SurModics, Inc. (1)	460	9,324
Teladoc, Inc. (1)	51	916
Teleflex, Inc.	1,721	226,225
The Cooper Companies, Inc.	654	87,767
Theravance Biopharma, Inc. (1)	1,390	22,782
Theravance, Inc.	449	4,732
Tokai Pharmaceuticals, Inc. (1)	219	1,910
TransEnterix, Inc. (1)	1,652	4,097
Triple-S Management Corp. (1)	969	23,169
Trupanion, Inc. (1)	92	898
Unilife Corp. (1)	1,081	535
Universal American Corp.	1,964	13,748
Vanda Pharmaceuticals, Inc. (1)	333	3,100
VCA, Inc. (1)	190	10,450
Verastem, Inc. (1)	1,046	1,946
Versartis, Inc. (1)	834	10,333
Vocera Communications, Inc. (1)	342	4,172
VWR Corp. (1)	212,786	6,023,972
Wright Medical Group NV (1)	1,700	41,106
XOMA Corp. (1)	885	1,177
Zimmer Holdings, Inc.	24,243	2,487,089

		74,344,199

Industrials - 14.11%
AAR Corp.	1,465	38,515
ABM Industries	2,305	65,623
Acacia Research Corp.	2,169	9,305
Acco Brands Corp. (1)	4,482	31,957
Actuant Corp.	2,452	58,750
AECOM (1)	5,448	163,603
Aegion Corp. (1)	1,517	29,293
Aerojet Rocketdyne Holdings, Inc. (1)	1,366	21,392
AeroVironment, Inc. (1)	854	25,167
AGCO Corp.	3,113	141,299
Air Lease Corp.	3,985	133,418
Air Transport Services Group, Inc. (1)	2,204	22,216
Aircastle Ltd.	2,797	58,429
Alamo Group, Inc.	407	21,205
Albany International Corp.	1,005	36,733
Allison Transmission Holdings, Inc.	3,358	86,939
Altra Industrial Motion Corp.	82,839	2,077,602
AMERCO	157	61,151
Ameresco, Inc. (1)	824	5,150
American Railcar Industries, Inc.	299	13,838
American Science & Engineering, Inc.	318	13,159
Applied Industrial Technologies, Inc.	31,412	1,271,872
ArcBest Corp.	703	15,037

Argan, Inc.	55	1,782
Armstrong World Industries, Inc. (1)	634	28,993
Astec Industries, Inc.	805	32,763
Atlas Air Worldwide Holdings, Inc. (1)	1,030	42,580
Babcock & Wilcox Enterprise, Inc. (1)	95,363	1,990,226
Barnes Group, Inc.	2,252	79,698
Beacon Roofing Supply, Inc. (1)	1,553	63,953
Brady Corp.	1,932	44,397
Briggs & Stratton Corp.	1,776	30,725
BWX Technologies, Inc.	3,541	112,498
CAI International, Inc. (1)	697	7,026
Carlisle Companies, Inc.	2,143	190,063
Casella Waste Systems, Inc. (1)	1,300	7,774
Cbiz, Inc. (1)	54,235	534,757
CDI Corp.	605	4,090
CECO Environmental Corp.	886	6,804
Celadon Group, Inc.	352	3,481
Chart Industries, Inc. (1)	1,230	22,091
Chicago Bridge & Iron Co.	4,041	157,559
Circor International, Inc.	37,322	1,573,122
Civeo Corp. (1)	3,911	5,554
Clarcor, Inc.	110	5,465
Clean Harbors, Inc. (1)	786	32,737
Colfax Corp. (1)	4,206	98,210
Columbus Mckinnon Corp.	782	14,780
Comfort Systems USA, Inc.	84	2,387
Copa Holdings SA	1,335	64,427
CRA International, Inc. (1)	387	7,218
Crane Co.	2,088	99,890
CSW Industrials, Inc. (1)	55,575	2,093,510
Cubic Corp.	863	40,777
Curtiss-Wright Corp.	21,438	1,468,503
Delta Air Lines, Inc.	16,801	851,643
Deluxe Corp.	911	49,686
Digitalglobe, Inc. (1)	2,921	45,743
Donaldson Co., Inc.	530	15,190
Douglas Dynamics, Inc.	677	14,264
Ducommun, Inc. (1)	444	7,202
Dun & Bradstreet Corp.	1,083	112,556
DXP Enterprises, Inc. (1)	356	8,117
Eagle Bulk Shipping, Inc. (1)	817	2,876
Emcor Group, Inc.	60,832	2,922,369
Encore Wire Corp.	42,932	1,592,348
EnerSys, Inc.	1,423	79,588
Engility Holdings, Inc. (1)	722	23,451
Ennis, Inc.	1,029	19,808
EnPro Industries, Inc.	376	16,484
Equifax, Inc.	39,905	4,444,220
Esco Technologies, Inc.	55,426	2,003,096
Essendant, Inc.	1,547	50,293
Esterline Technologies Corp. (1)	1,254	101,574
Exone Co. (1)	423	4,247
Exponent, Inc.	65	3,247
Federal Signal Corp.	2,536	40,196
Fluor Corp.	24,647	1,163,831

Fortune Brands Home & Security, Inc.	4,335	240,592
Franklin Covey Co. (1)	435	7,282
Franklin Electric Company, Inc.	157	4,244
FreightCar America, Inc.	267	5,188
FTI Consulting, Inc. (1)	1,703	59,026
FuelCell Energy, Inc. (1)	588	2,916
Furmanite Corp. (1)	308	2,051
G & K Services, Inc.	23,877	1,501,863
GATX Corp.	1,880	79,994
General Cable Corp.	174	2,337
Genesee & Wyoming, Inc. (1)	1,449	77,797
Gibraltar Industries, Inc. (1)	1,246	31,698
Global Brass and Copper Holdings, Inc.	114	2,428
Golden Ocean Group Ltd. (1)	2,850	3,050
Gorman Rupp Co.	565	15,102
Graham Corp.	402	6,762
Granite Construction, Inc.	1,728	74,148
Great Lakes Dredge & Dock Corp. (1)	2,273	9,001
Griffon Corp.	1,039	18,494
HC2 Holdings, Inc. (1)	265	1,402
HD Supply Holdings, Inc. (1)	150,075	4,506,752
Heidrick & Struggles International, Inc.	695	18,918
Heritage Crystal Clean, Inc. (1)	472	5,003
Hertz Global Holdings, Inc. (1)	210,850	3,000,395
Hill International, Inc. (1)	1,470	5,704
Hillenbrand, Inc.	40,360	1,195,867
Hub Group, Inc. (1)	125	4,119
Hubbell, Inc. (1)	13,247	1,338,477
Huntington Ingalls Industries, Inc.	27,270	3,459,199
Hurco Companies, Inc.	266	7,065
Huron Consulting Group, Inc. (1)	819	48,649
Hyster-Yale Materials Handling, Inc.	269	14,109
ICF International, Inc. (1)	786	27,950
IDEX Corp.	293	22,447
Ingersoll-Rand Plc	38,495	2,128,389
InnerWorkings, Inc. (1)	958	7,185
Insteel Industries, Inc.	104	2,176
ITT Corp.	3,815	138,561
Jacobs Engineering Group, Inc. (1)	5,290	221,915
Jetblue Airways Corp. (1)	8,140	184,371
Joy Global, Inc.	3,916	49,381
Kadant, Inc.	406	16,488
Kaman Corp.	1,139	46,483
KAR Auction Services, Inc.	82,692	3,062,085
KBR, Inc.	6,169	104,379
Kelly Services, Inc.	1,188	19,186
Kennametal, Inc.	3,492	67,046
KEYW Holding Corp. (1)	1,333	8,025
Kimball International, Inc.	892	8,715
Kirby Corp. (1)	2,394	125,972
KLX, Inc. (1)	2,324	71,556
Knoll, Inc.	114,930	2,160,684
Korn/Ferry International	928	30,791
Kratos Defense & Security Solutions, Inc. (1)	1,820	7,462
L.B. Foster Co.	447	6,106

Lawson Products, Inc. DE (1)	93	2,172
Lincoln Electric Holdings, Inc.	243	12,609
Lindsay Corp.	70	5,068
LSI Industries, Inc.	869	10,593
Lydall, Inc. (1)	69,251	2,457,025
Macquarie Infrastructure Corp.	2,853	207,128
ManpowerGroup, Inc.	40,111	3,380,956
Marten Transport Ltd.	826	14,620
Masco Corp.	126,348	3,575,648
Masonite International Corp. (1)	32,575	1,994,567
Mastec, Inc. (1)	2,694	46,822
Matson, Inc.	143	6,096
Matthews International Corp.	1,374	73,440
McGrath RentCorp	933	23,502
Meritor, Inc. (1)	1,742	14,546
Milacron Holdings Corp. (1)	249,823	3,125,286
Miller Industries, Inc.	439	9,561
Mistras Group, Inc. (1)	283	5,402
Mobile Mini, Inc.	1,668	51,925
Moog, Inc. (1)	1,418	85,931
MRC Global, Inc. (1)	4,154	53,587
MSA Safety, Inc.	45,988	1,999,098
MSC Industrial Direct Co., Inc.	1,443	81,198
Mueller Industries, Inc.	749	20,298
MYR Group, Inc. (1)	901	18,570
National Presto Industries, Inc.	195	16,158
Navigant Consulting, Inc. (1)	1,939	31,140
Navios Maritime Holdings, Inc.	3,254	5,695
Navistar International Corp. (1)	1,946	17,203
Neff Corp. (1)	374	2,865
NL Industries, Inc. (1)	347	1,055
Northwest Pipe Co. (1)	384	4,297
NOW, Inc. (1)	4,703	74,401
Orbital ATK, Inc.	2,511	224,333
Orion Marine Group, Inc. (1)	1,135	4,733
Oshkosh Corp.	35,264	1,376,707
Owens Corning	4,920	231,388
Parker-Hannifin Corp.	12,142	1,177,531
Pendrell Corp. (1)	6,710	3,362
Pitney Bowes, Inc.	5,348	110,436
Plug Power, Inc. (1)	2,802	5,912
Powell Industries, Inc.	370	9,631
PowerSecure International, Inc. (1)	751	11,303
Preformed Line Products Co.	129	5,431
Primoris Services Corp.	503	11,081
Quad/Graphics, Inc.	1,214	11,290
Quanex Building Products Corp.	78,623	1,639,290
Quanta Services, Inc. (1)	5,297	107,264
Raven Industries, Inc.	1,338	20,873
Raytheon Co.	13,385	1,666,834
Regal-Beloit Corp.	1,835	107,384
Republic Airways Holdings, Inc. (1)	2,187	8,595
Resources Connection, Inc.	1,233	20,147
Roadrunner Transportation Systems, Inc. (1)	713	6,724
Robert Half International, Inc.	89,359	4,212,383

RPX Corp. (1)	2,010	22,110
RR Donnelley & Sons Co.	3,987	58,689
Rush Enterprises, Inc. (1)	1,416	30,996
Ryder System, Inc.	2,282	129,686
Safe Bulkers, Inc.	1,433	1,161
Scorpio Bulkers, Inc. (1)	1,231	12,175
Simpson Manufacturing Company, Inc.	1,554	53,069
Skywest, Inc.	2,063	39,238
Snap-on, Inc.	22,075	3,784,317
Sparton Corp. (1)	162	3,238
Spirit Aerosystems Holdings, Inc. (1)	433	21,680
SPX Corp.	1,652	15,413
SPX Flow, Inc. (1)	1,652	46,107
Standex International Corp.	27,828	2,313,898
Stanley Black & Decker, Inc.	27,422	2,926,750
Sunrun, Inc. (1)	674	7,933
TAL International Group, Inc.	1,352	21,497
Teledyne Technologies, Inc. (1)	1,086	96,328
Tennant Co.	47	2,644
Terex Corp.	4,592	84,860
Tetra Tech, Inc.	2,462	64,061
Textainer Group Holdings Ltd.	892	12,586
Textron, Inc.	37,879	1,591,297
The ADT Corp.	7,157	236,038
The Brink’s Co.	94,828	2,736,736
The Manitowoc Co., Inc.	5,944	91,240
The Timken Co.	32,959	942,298
Thermon Group Holdings, Inc. (1)	1,120	18,950
Titan International, Inc.	1,640	6,462
Titan Machinery, Inc. (1)	673	7,356
Towers Watson & Co.	33,081	4,249,585
TransUnion (1)	302	8,326
TRC Companies, Inc. (1)	689	6,373
TriMas Corp. (1)	1,705	31,798
Trinet Group, Inc. (1)	107,440	2,078,964
Trinity Industries, Inc.	6,453	155,001
Triumph Group, Inc.	2,166	86,098
Tutor Perini Corp. (1)	1,510	25,277
Twin Disc, Inc.	338	3,556
UniFirst Corp.	657	68,459
United Rentals, Inc. (1)	26,150	1,896,921
Univar, Inc. (1)	780	13,268
Universal Forest Products, Inc.	810	55,380
Universal Truckload Services, Inc.	151	2,120
US Ecology, Inc.	69,160	2,520,190
USA Truck, Inc. (1)	257	4,485
UTI Worldwide, Inc. (1)	3,841	27,002
Valmont Industries, Inc.	915	97,008
Vectrus, Inc. (1)	35	731
Veritiv Corp. (1)	330	11,953
Viad Corp.	809	22,838
Vicor Corp. (1)	77	702
Virgin America, Inc. (1)	75	2,701
VSE Corp.	171	10,633
Wabco Holdings, Inc. (1)	44,670	4,567,954

Waste Connections, Inc.	5,121	288,415
Watts Water Technologies, Inc.	38,128	1,893,818
Werner Enterprises, Inc.	1,363	31,881
Wesco Aircraft Holdings, Inc. (1)	2,482	29,710
WESCO International, Inc. (1)	36,033	1,573,921
West Corp.	1,815	39,150
Woodward, Inc.	816	40,523
XPO Logistics, Inc. (1)	504	13,734
Xylem, Inc.	7,634	278,641
YRC Worldwide, Inc. (1)	1,073	15,215

		115,040,745

Information Technology - 15.68%
3D Systems Corp. (1)	2,848	24,749
6d Global Technologies, Inc. (1)	361	105
ACI Worldwide, Inc. (1)	108,440	2,320,616
Activision Blizzard, Inc.	120,396	4,660,529
Actua Corp. (1)	1,583	18,125
Acxiom Corp. (1)	3,212	67,195
Adtran, Inc.	2,088	35,955
Advanced Micro Devices, Inc. (1)	14,875	42,691
Advanced Energy Industries, Inc. (1)	783	22,104
Agilysys, Inc. (1)	1,002	10,010
Alliance Data Systems Corp. (1)	8,647	2,391,501
Alpha and Omega Semiconductor Ltd. (1)	839	7,710
Amdocs Ltd.	67,821	3,700,992
American Software, Inc.	865	8,806
Amkor Technology, Inc. (1)	4,079	24,800
Anixter International, Inc. (1)	1,168	70,536
ANSYS, Inc. (1)	3,031	280,367
Applied Micro Circuits Corp. (1)	3,054	19,454
Applied Optoelectronics, Inc. (1)	91	1,562
ARRIS Group, Inc. (1)	4,660	142,456
Arrow Electronics, Inc. (1)	45,124	2,444,818
Avago Technologies Ltd.	37,010	5,372,002
Avid Technology, Inc. (1)	363	2,646
Avnet, Inc.	57,560	2,465,870
AVX Corp.	1,889	22,932
Axcelis Technologies, Inc. (1)	4,470	11,577
Bankrate, Inc. (1)	2,801	37,253
Bazaarvoice, Inc. (1)	1,470	6,439
Bel Fuse, Inc.	665	11,498
Benchmark Electronics, Inc. (1)	2,169	44,833
Black Box Corp.	621	5,918
Black Knight Financial Services, Inc. (1)	106	3,504
Blucora, Inc. (1)	1,649	16,160
Booz Allen Hamilton Holding Corp.	301	9,286
Bottomline Technologies, Inc. (1)	262	7,789
Broadridge Financial Solutions, Inc.	76,050	4,086,166
Brocade Communications Systems, Inc.	17,337	159,154
Brooks Automation, Inc.	2,681	28,633
Cabot Microelectronics Corp. (1)	147	6,436
Caci International, Inc. (1)	37,723	3,499,940
Calix, Inc. (1)	1,684	13,253
Care.com, Inc. (1)	648	4,640
Cascade Microtech, Inc. (1)	121	1,966

Cass Information Systems, Inc.	198	10,189
Ceva, Inc. (1)	414	9,671
Check Point Software Technologies Ltd. (1)	21,400	1,741,532
Checkpoint Systems, Inc.	1,707	10,703
Ciber, Inc. (1)	3,189	11,193
Coherent, Inc. (1)	877	57,101
Cohu, Inc.	1,061	12,806
CommScope Holding Co., Inc. (1)	137,350	3,555,991
Comtech Telecommunications Corp.	660	13,259
Control4 Corp. (1)	853	6,201
Convergys Corp.	4,264	106,131
CoreLogic, Inc. (1)	2,177	73,713
Cree, Inc. (1)	4,280	114,148
CTS Corp.	1,300	22,932
Cypress Semiconductor Corp.	14,223	139,528
Daktronics, Inc.	1,211	10,560
Datalink Corp. (1)	805	5,474
DHI Group, Inc. (1)	1,070	9,812
Digi International, Inc. (1)	963	10,959
Diodes, Inc. (1)	1,489	34,217
Dolby Laboratories, Inc.	2,017	67,872
DSP Group, Inc. (1)	876	8,269
DST Systems, Inc.	348	39,693
DTS, Inc. (1)	83	1,874
EchoStar Corp. (1)	1,944	76,030
Electro Rent Corp.	691	6,357
EMCORE Corp. (1)	945	5,793
EnerNOC, Inc. (1)	1,080	4,158
Entegris, Inc. (1)	181,797	2,412,446
EPIQ System, Inc.	809	10,574
Eplus, Inc. (1)	209	19,491
Everi Holdings, Inc. (1)	2,702	11,862
Exar Corp. (1)	1,358	8,325
ExlService Holdings, Inc. (1)	93	4,178
Extreme Networks, Inc. (1)	3,654	14,908
Fabrinet (1)	1,472	35,063
Fairchild Semiconductor International, Inc. (1)	5,043	104,441
FARO Technologies, Inc. (1)	535	15,793
FEI Co.	18,770	1,497,658
Fidelity National Information Services, Inc.	116,328	7,049,477
Finisar Corp. (1)	4,603	66,928
First Data Corp. (1)	366,375	5,869,328
First Solar, Inc. (1)	3,158	208,396
Fiserv, Inc. (1)	31,925	2,919,861
Fitbit, Inc. (1)	531	15,712
Flextronics International Ltd. (1)	143,137	1,604,566
FLIR Systems, Inc.	2,076	58,273
Formfactor, Inc. (1)	1,225	11,025
Global Payments, Inc.	63,224	4,078,580
Glu Mobile, Inc. (1)	2,309	5,611
GSI Group, Inc. (1)	1,374	18,714
Harmonic, Inc. (1)	3,046	12,397
Harris Corp.	39,005	3,389,535
Hewlett-Packard Enterprise Co.	87,340	1,327,568
II-Vi, Inc. (1)	2,098	38,939

Imation Corp. (1)	1,236	1,693
Ingram Micro, Inc.	6,132	186,290
Insight Enterprises, Inc. (1)	1,554	39,036
Instructure, Inc. (1)	341	7,100
InterActiveCorp	20,139	1,209,347
Interdigital, Inc.	150	7,356
Intersil Corp.	5,323	67,921
Intralinks Holdings, Inc. (1)	737	6,685
Itron, Inc. (1)	53,282	1,927,743
Ixia (1)	270	3,356
IXYS Corp.	1,008	12,731
Jabil Circuit, Inc.	116,897	2,722,531
Keysight Technologies, Inc. (1)	1,080	30,596
Kimball Electronics, Inc. (1)	1,111	12,210
Knowles Corp. (1)	3,502	46,682
Kopin Corp. (1)	2,642	7,186
KVH Industries, Inc. (1)	124	1,168
Lattice Semiconductor Corp. (1)	3,505	22,677
Leidos Holdings, Inc.	2,566	144,363
Lexmark International, Inc.	2,676	86,836
Limelight Networks, Inc. (1)	2,474	3,612
Liquidity Services, Inc. (1)	1,001	6,507
Littelfuse, Inc.	31,860	3,409,339
Lumentum Holdings, Inc. (1)	1,885	41,508
M/A-Com Technology Solutions Holdings, Inc. (1)	70,570	2,885,607
Mantech International Corp.	1,024	30,966
Marchex, Inc.	1,288	5,010
Marin Software, Inc. (1)	1,031	3,691
Marvell Technology Group Ltd.	19,329	170,482
Match Group, Inc. (1)	587	7,954
Mentor Graphics Corp.	104,989	1,933,897
Mercury Systems, Inc. (1)	1,424	26,145
Methode Electronics, Inc.	40,930	1,302,802
Micron Technology, Inc. (1)	186,075	2,634,822
Microsemi Corp. (1)	55,870	1,820,803
MKS Instrument, Inc.	71,642	2,579,112
ModusLink Global Solutions, Inc. (1)	1,548	3,839
MoneyGram International, Inc. (1)	1,200	7,524
Monster Worldwide, Inc. (1)	3,510	20,112
Multi-Fineline Electronix, Inc. (1)	373	7,714
Nanometrics, Inc. (1)	952	14,413
National Instruments Corp.	3,784	108,563
NCR Corp. (1)	163,252	3,993,144
Neophotonics Corp. (1)	1,115	12,109
Netease, Inc.	10,246	1,856,985
NetGear, Inc. (1)	1,305	54,693
NetScout Systems, Inc. (1)	58,992	1,811,054
NeuStar, Inc. (1)	177	4,243
Newport Corp. (1)	1,062	16,854
Nuance Communications, Inc. (1)	10,434	207,532
NVE Corp.	110	6,180
Oclaro, Inc. (1)	3,843	13,374
Omnivision Technologies, Inc. (1)	2,364	68,603
ON Semiconductor Corp. (1)	57,420	562,716
OSI Systems, Inc. (1)	595	52,753

Park Electrochemical Corp.	829	12,485
PC Connection, Inc.	385	8,716
Perficient, Inc. (1)	484	8,286
Photronics, Inc. (1)	2,799	34,848
Plexus Corp. (1)	846	29,542
PMC-Sierra, Inc. (1)	4,599	53,440
Polycom, Inc. (1)	5,929	74,646
Power Integrations, Inc.	397	19,306
Progress Software Corp. (1)	2,045	49,080
Pure Storage, Inc. (1)	602	9,373
QAD, Inc.	299	6,135
QLogic Corp. (1)	3,499	42,688
Quantum Corp. (1)	8,609	8,006
QuinStreet, Inc. (1)	1,411	6,053
Rapid7, Inc. (1)	238	3,601
RealNetworks, Inc. (1)	890	3,783
Reis, Inc.	123	2,919
Retailmenot, Inc. (1)	1,456	14,444
Rocket Fuel, Inc. (1)	1,074	3,748
Rofin Sinar Technologies, Inc. (1)	994	26,619
Rogers Corp. (1)	510	26,301
Rovi Corp. (1)	3,568	59,443
Rudolph Technologies, Inc. (1)	1,187	16,879
Sabre Corp.	164,350	4,596,870
Sanmina Corp. (1)	3,333	68,593
Sapiens International Corp.	232	2,366
ScanSource, Inc. (1)	1,145	36,892
SciQuest, Inc. (1)	469	6,083
SeaChange International, Inc. (1)	1,376	9,274
Seagate Technology Plc	24,402	894,577
Semtech Corp. (1)	1,775	33,583
Servicesource International, Inc. (1)	983	4,532
ShoreTel, Inc. (1)	2,024	17,912
Sigma Designs, Inc. (1)	1,384	8,747
Silicon Laboratories, Inc. (1)	500	24,270
Silver Spring Networks, Inc. (1)	81	1,167
Skyworks Solutions, Inc.	46,175	3,547,625
Sonus Networks, Inc. (1)	1,979	14,110
Square, Inc. (1)	617	8,077
SS&C Technologies Holdings, Inc.	354	24,168
Stratasys Ltd. (1)	2,045	48,017
SunEdison, Inc. (1)	869	4,423
SunPower Corp. (1)	2,034	61,040
Sykes Enterprises, Inc. (1)	1,578	48,571
Synnex Corp.	1,239	111,423
Synopsys, Inc. (1)	6,045	275,712
Take-Two Interactive Software, Inc. (1)	1,782	62,085
TE Connectivity Ltd	24,729	1,597,741
Tech Data Corp. (1)	30,444	2,020,873
TechTarget, Inc. (1)	679	5,452
TeleCommunication Systems, Inc. (1)	2,014	10,010
Telenav, Inc. (1)	1,100	6,259
Teletech Holdings, Inc.	107,614	3,003,507
Teradata Corp. (1)	1,475	38,970
Teradyne, Inc.	8,936	184,707

Tessera Technologies, Inc.	822	24,668
Total Systems Services, Inc.	93,611	4,661,828
Trimble Navigation Ltd. (1)	10,199	218,769
TTM Technologies , Inc. (1)	2,441	15,891
Ubiquiti Networks, Inc. (1)	84	2,662
Ultra Clean Holdings, Inc. (1)	1,264	6,472
Ultratech, Inc. (1)	1,105	21,901
Unisys Corp. (1)	783	8,652
United Online, Inc. (1)	578	6,815
Veeco Instruments, Inc. (1)	1,628	33,472
Verint Systems, Inc. (1)	135	5,476
Viasat, Inc. (1)	255	15,558
Viavi Solutions, Inc. (1)	9,428	57,417
Vishay Intertechnology, Inc.	5,474	65,962
Vishay Precision Group, Inc. (1)	511	5,785
Western Digital Corp.	66,870	4,015,544
Xcerra Corp. (1)	1,310	7,926
Zillow Group, Inc. - Class A (1)	711	18,514
Zillow Group, Inc. - Class C (1)	1,422	33,389
Zynga, Inc. (1)	31,994	85,744

		127,927,382

Materials - 7.66%
A. Schulman, Inc.	119	3,645
AK Steel Holding Corp. (1)	7,455	16,699
Albemarle Corp.	4,683	262,295
Allegheny Technologies, Inc.	4,402	49,523
American Vanguard Corp.	1,070	14,991
AptarGroup, Inc.	2,098	152,420
Ashland, Inc.	2,396	246,069
Avery Dennison Corp.	80,830	5,064,808
Axiall Corp.	2,815	43,351
Bemis, Inc.	3,586	160,258
Berry Plastics Group, Inc. (1)	2,006	72,577
Boise Cascade Co. (1)	256	6,536
Cabot Corp.	2,737	111,889
Calgon Carbon Corp.	87,921	1,516,637
Carpenter Technology Corp.	93,368	2,826,249
Century Alum Co. (1)	1,882	8,318
Chase Corp.	26	1,059
Cliffs Natural Resources, Inc. (1)	6,524	10,308
Coeur Mining, Inc. (1)	5,449	13,514
Commercial Metals Co.	4,683	64,110
Constellium (1)	543,275	4,183,218
Crown Holdings, Inc. (1)	191,514	9,709,760
Domtar Corp.	2,625	96,994
Eagle Materials, Inc.	51,279	3,098,790
Flotek Industries, Inc. (1)	2,160	24,710
FutureFuel Corp.	977	13,190
Glatfelter	98,384	1,814,201
Graphic Packaging Holding Co.	368,368	4,726,161
Greif, Inc.	1,246	38,389
Handy & Harman Ltd. (1)	88	1,805
Hawkins, Inc.	368	13,163
Haynes International, Inc.	475	17,428
HB Fuller Co.	65,295	2,381,309

Hecla Mining Co.	15,006	28,361
Horsehead Holding Corp. (1)	2,264	4,641
Huntsman Corp.	3,020	34,337
Innophos Holdings, Inc.	830	24,053
Innospec, Inc.	1,082	58,763
International Paper Co.	32,537	1,226,645
Intrepid Potash, Inc. (1)	2,336	6,891
Kaiser Aluminum Corp.	478	39,990
Kraton Performance Polymers, Inc. (1)	1,264	20,995
Kronos Worldwide, Inc.	828	4,670
Louisiana-Pacific Corp. (1)	445	8,015
LSB Industries, Inc. (1)	498	3,611
Martin Marietta Materials, Inc.	2,409	329,021
Materion Corp.	800	22,400
Methanex Corp.	21,811	719,981
Minerals Technologies, Inc.	39,770	1,823,852
Multi Packaging Solutions International Ltd. (1)	503	8,727
Neenah Paper, Inc.	308	19,228
Olin Corp.	4,010	69,213
Olympic Steel, Inc.	314	3,636
Omnova Solutions, Inc. (1)	754	4,622
Owens-Illinois, Inc. (1)	6,320	110,094
Packaging Corporation of America	80,042	5,046,648
Platform Specialty Products Corp. (1)	4,449	57,081
Polyone Corp.	30,383	964,964
Quaker Chemical Corp.	163	12,593
Rayonier Advanced Materials, Inc.	1,596	15,625
Real Industry, Inc. (1)	350	2,811
Reliance Steel & Aluminum Co.	61,817	3,579,823
Royal Gold, Inc.	2,509	91,503
Ryerson Holding Corp. (1)	344	1,607
Schnitzer Steel Industries, Inc.	1,066	15,318
Schweitzer-Mauduit International, Inc.	1,018	42,746
Scotts Miracle-Gro Co.	182	11,741
Sensient Technologies Corp.	30,968	1,945,410
Sonoco Products Co.	4,197	171,531
Steel Dynamics, Inc.	49,682	887,817
Stepan Co.	399	19,826
Stillwater Mining Co. (1)	3,292	28,212
Suncoke Energy, Inc.	832	2,887
Tahoe Resources, Inc.	5,617	48,699
The Mosaic Co.	37,843	1,044,088
The Valspar Corp.	37,269	3,091,464
TimkenSteel Corp.	1,618	13,559
Tredegar Corp.	790	10,760
Tronox Ltd.	2,613	10,217
United States Lime & Minerals, Inc.	73	4,012
United States Steel Corp.	5,848	46,667
Valhi, Inc.	368	493
Wausau Paper Corp.	238	2,435
WestRock Co.	85,927	3,919,990
Worthington Industries, Inc.	1,491	44,939

		62,471,586

Telecommunication Services - 0.64%
8×8, Inc. (1)	2,296	26,289
Atlantic Tele Network, Inc.	28,750	2,249,113
Boingo Wireless, Inc. (1)	665	4,402
Cincinnati Bell, Inc. (1)	8,443	30,395
Consolidated Communications Holdings, Inc.	716	15,000
Frontier Communications Corp.	48,702	227,438
Globalstar, Inc. (1)	19,085	27,482
Hawaiian Telcom Holdco, Inc. (1)	427	10,615
IDT Corp.	587	6,844
Incontact, Inc. (1)	307	2,929
Inteliquent, Inc.	791	14,056
Intelsat S.A. (1)	843	3,507
Iridium Communications, Inc. (1)	3,461	29,107
Lumos Networks Corp. (1)	114	1,277
NTELOS Holdings Corp. (1)	677	6,188
ORBCOMM, Inc. (1)	2,214	16,029
pdvWireless, Inc. (1)	157	4,318
RingCentral, Inc. (1)	98,125	2,313,788
Shenandoah Telecommunications Company	168	7,232
Spok Holdings, Inc.	951	17,422
Telephone & Data Systems, Inc.	4,063	105,191
United States Cellular Corp. (1)	526	21,466
Vonage Holdings Corp. (1)	6,724	38,596
Windstream Holdings, Inc.	261	1,681
Zayo Group Holdings, Inc. (1)	776	20,634

		5,200,999

Utilities - 4.07%
Abengoa Yield Plc	1,948	37,577
AES Corp.	116,616	1,116,015
AGL Resources, Inc.	4,990	318,412
Allete, Inc.	2,004	101,863
Alliant Energy Corp.	46,136	2,881,193
Ameren Corp.	37,260	1,610,750
American Electric Power Co., Inc.	65,156	3,796,640
American States Water Co.	1,425	59,779
American Water Works Co., Inc.	7,458	445,615
Aqua America, Inc.	7,414	220,937
Artesian Resources Corp.	335	9,279
Atlantic Power Corp.	4,602	9,066
Atmos Energy Corp.	4,213	265,588
Avista Corp.	2,563	90,653
Black Hills Corp.	2,189	101,635
California Water Service Group	1,913	44,516
Chesapeake Utilities Corp.	614	34,844
Cleco Corp.	2,480	129,481
CMS Energy Corp.	11,518	415,569
Connecticut Water Services, Inc.	438	16,648
Consolidated Water Co., Inc.	570	6,977
Dynegy, Inc. (1)	5,139	68,863
Edison International	58,414	3,458,693
El Paso Electric Co.	1,639	63,102
Empire District Electric Co.	1,969	55,270
FirstEnergy Corp.	44,174	1,401,641
Genie Energy Ltd.	383	4,270
Great Plains Energy, Inc.	81,133	2,215,742
Hawaiian Electric Industries, Inc.	4,531	131,172

IDACORP, Inc.	2,106	143,208
ITC Holdings Corp.	4,089	160,493
Laclede Group, Inc.	1,843	109,493
MDU Resources Group, Inc.	8,342	152,825
MGE Energy, Inc.	55,188	2,560,723
Middlesex Water Co.	653	17,331
National Fuel Gas Co.	3,506	149,882
New Jersey Resources Corp.	3,526	116,217
Northwest Natural Gas Co.	1,118	56,582
Northwestern Corp.	1,982	107,524
NRG Yield, Inc.	2,471	36,472
NRG Yield, Inc.	1,430	19,891
OGE Energy Corp.	8,324	218,838
One Gas, Inc.	56,145	2,816,795
Ormat Technologies, Inc.	865	31,547
Otter Tail Corp.	1,499	39,918
Pattern Energy Group, Inc.	2,221	46,441
Pepco Holdings, Inc.	10,575	275,056
PG&E Corp.	26,474	1,408,152
Piedmont Natural Gas Company, Inc.	3,281	187,083
Pinnacle West Capital Corp.	4,611	297,317
PNM Resources, Inc.	3,209	98,099
Portland General Electric Co.	49,421	1,797,442
Questar Corp.	7,389	143,938
SCANA Corp.	5,939	359,250
SJW Corp.	621	18,413
South Jersey Industries, Inc.	2,781	65,409
Southwest Gas Corp.	1,997	110,155
Spark Energy, Inc.	70	1,450
Talen Energy Corp. (1)	3,319	20,677
TECO Energy, Inc.	9,790	260,904
Terraform Global, Inc.	1,454	8,128
TerraForm Power, Inc.	2,199	27,663
UGI Corp.	7,126	240,574
Unitil Corp.	599	21,492
Vectren Corp.	3,428	145,416
Vivint Solar, Inc. (1)	319	3,050
Westar Energy, Inc.	39,945	1,694,067
WGL Holdings, Inc.	2,107	132,720
York Water Co.	449	11,198

		33,223,623

Total Common Stocks (Cost $846,603,658)		$792,194,274

SHORT-TERM INVESTMENTS - 2.69%
Money Market Funds - 2.69%
Goldman Sachs Financial Square Funds - Government Fund - Class I, 0.18%	10,962,435	$10,962,435
JPMorgan U.S. Government Money Market Fund - Class I, 0.12%	10,962,435	10,962,435

Total Short-Term Investments (Cost $21,924,870)		$21,924,870

TOTAL INVESTMENTS IN SECURITIES - 99.85% (Cost $868,528,528)		$814,119,144
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%		1,242,698

TOTAL NET ASSETS - 100.00%		$815,361,842

(1)	Non-income producing security.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

Open Futures Contracts

Number of Contracts Purchased	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
2	E-Mini Russell 2000 Index Futures	Morgan Stanley	Mar. 2016	$226,689	$226,300	$(389)
2	E-Mini S&P 400 Index Futures	Morgan Stanley	Mar. 2016	277,734	278,700	966

						$577

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
Common Stocks - 95.14%
Australia - 2.60%
AGL Energy	6,352	$83,117
ALS Ltd.	4,808	13,085
Alumina Ltd.	3,946,928	3,293,868
Amcor Ltd.	8,954	86,990
AMP Ltd.	25,308	106,634
Ansell Ltd.	1,148	17,791
APA Group	7,557	47,551
Aristocrat Leisure Ltd.	4,633	34,209
Asciano Ltd.	9,199	58,484
ASX Ltd.	2,111	64,946
Aurizon Holdings Ltd.	18,344	58,235
AusNet Services	14,559	15,673
Australia & New Zealand Banking Group Ltd.	22,535	454,751
Bank of Queensland Ltd.	4,475	45,142
Bendigo & Adelaide Bank Ltd.	2,783	24,072
BHP Billiton Ltd.	25,697	330,708
Boral Ltd.	6,259	26,761
Brambles Ltd.	657,075	5,502,926
Caltex Australia Ltd.	739	20,200
Challenger Ltd.	4,299	27,094
CIMIC Group Ltd.	858	15,051
Coca-Cola Amatil Ltd.	4,404	29,696
Cochlear Ltd.	171,303	11,854,398
Commonwealth Bank of Australia	13,837	855,464
Computershare Ltd.	2,975	25,033
Crown Resorts Ltd.	2,511	22,695
CSL Ltd.	145,737	11,110,919
Dexus Property Group	5,184	28,119
Flight Centre Travel Group Ltd.	722	20,823
Fortescue Metals Group Ltd.	15,653	21,065
Goodman Group	14,283	64,723
GPT Group	16,503	57,153
Harvey Norman Holdings Ltd.	3,530	10,671
Healthscope Ltd.	19,155	36,912
Iluka Resources Ltd.	2,224	9,838
Incitec Pivot Ltd.	9,959	28,457
Insurance Australia Group Ltd.	20,586	82,673
Lend Lease Group	5,510	56,850
Macquarie Group Ltd.	2,763	165,291
Medibank Private Ltd.	23,943	37,335
Mesoblast Ltd. (1)	589,686	788,370
Mirvac Group	30,126	43,126
National Australia Bank Ltd.	20,813	454,177
Newcrest Mining Ltd. (1)	6,385	60,416
Orica Ltd.	3,305	37,028
Origin Energy Ltd.	14,526	49,137
Platinum Asset Management Ltd.	856	5,002
Qantas Airways Ltd.	5,767	17,094

QBE Insurance Group Ltd.	580,464	5,279,412
Ramsay Health Care Ltd.	766	37,666
REA Group Ltd.	408	16,233
Rio Tinto Ltd.	3,456	111,765
Santos Ltd.	13,086	34,854
Scentre Group	42,004	127,404
Seek Ltd.	545,074	6,066,748
Sonic Healthcare Ltd.	3,914	50,675
South32 Ltd. (1)	35,471	27,249
Stockland	22,133	65,701
Suncorp Group Ltd.	10,153	89,143
Sydney Airport	5,923	27,259
Tabcorp Holdings Ltd.	5,430	18,488
Tatts Group Ltd.	9,644	30,618
Telstra Corp Ltd.	33,511	136,178
The Star Entertainment Group	6,617	24,281
TPG Telecom Ltd.	2,256	16,152
Transurban Group	16,465	124,804
Treasury Wine Estates Ltd.	953,572	5,725,370
Vicinity Centres	33,276	67,506
Wesfarmers Ltd.	8,782	264,760
Westfield Corp.	17,480	120,261
Westpac Banking Corp.	26,526	642,983
Whitehaven Coal Ltd. (1)	2,127,663	1,073,898
Woodside Petroleum Ltd.	6,507	135,566
Woolworths Ltd.	10,201	180,991
WorleyParsons Ltd.	2,936	9,849

		56,805,567

Austria - 0.01%
ams AG	421	14,073
Andritz AG	463	22,534
Erste Group Bank AG (1)	2,500	78,226
EVN AG	179	2,040
IMMOFINANZ AG (1)	7,476	16,981
Mayr Melnhof Karton AG	247	30,735
Oesterreichische Post AG	268	9,784
OMV AG	1,154	32,757
Raiffeisen Bank International AG (1)	1,113	16,311
Strabag SE	363	9,283
UNIQA Insurance Group AG	1,331	10,846
Verbund AG	1,000	12,889
voestalpine AG	809	24,746

		281,205

Belgium - 0.57%
Ackermans	151	22,183
Ageas	1,830	84,938
Anheuser-Busch InBev SA/NV	94,861	11,805,253
bpost SA	990	24,292
Cie d’Entreprises CFE	200	23,697
Colruyt SA	346	17,799
Delhaize Group	932	90,709
D’ieteren SA/NV	471	17,590
Elia System Operator SA/NV	356	16,552
Financiere de Tubize SA	27	1,994
Groupe Bruxelles Lambert SA	444	37,992

KBC Groep NV	2,472	154,566
Proximus	1,399	45,525
Sofina SA	100	11,223
Solvay SA	453	48,349
Telenet Group Holding NV (1)	439	23,726
UCB SA	1,120	101,095
Umicore SA	600	25,162

		12,552,645

Bermuda - 0.38%
Hiscox Ltd.	1,921	29,783
Lazard Ltd.	184,150	8,288,591

		8,318,374

Brazil - 0.75%
Ambev SA - ADR	1,835,760	8,187,490
Kroton Educacional SA	3,433,530	8,212,838

		16,400,328

Canada - 1.24%
Cameco Corp.	639,172	7,880,991
Canadian Pacific Railway Ltd.	70,295	8,969,642
Constellation Software, Inc. (1)	21,400	8,921,899
InterOil Corp. (1)	138	4,336
Potash Corp of Saskatchewan, Inc.	77,100	1,319,952

		27,096,820

Chile - 0.20%
Sociedad Quimica y Minera de Chile SA - ADR	231,951	4,409,389

China - 3.16%
Alibaba Group Holding Ltd. - ADR (1)	244,296	19,853,936
Baidu, Inc. - ADR (1)	123,223	23,294,076
Ctrip.com International Ltd. - ADR (1)	321,417	14,891,250
JD.com, Inc. - ADR (1)	183,123	5,908,463
Tsingtao Brewery Co. Ltd.	1,143,000	5,148,915

		69,096,640

Curacoa - 0.00% (2)
HAL Trust	115	20,583

Denmark - 3.83%
A.P. Moller-Maersk A/S - Class A	25	32,193
A.P. Moller-Maersk A/S - Class B	41	53,476
Carlsberg A/S	119,334	10,572,000
CHR Hansen Holding A/S	195,406	12,222,723
Coloplast A/S	145,595	11,754,927
D/S Norden A/S (1)	35,610	631,397
Danske Bank A/S	5,324	142,855
DSV A/S	1,520	59,833
FLSmidth & Co. A/S	306	10,632
Genmab A/S (1)	579	76,986
GN Store Nord A/S	941	17,078
H Lundbeck A/S (1)	604	20,624
ISS A/S	939	33,848
Jyske Bank A/S (1)	512	23,159
Novo Nordisk A/S - Class B	304,459	17,627,631
Novo Nordisk A/S - ADR	259,460	15,069,437
Novozymes A/S	315,942	15,126,952
Pandora A/S	968	122,049

Rockwool International A/S	203	28,534
TDC A/S	8,492	42,282
Topdanmark A/S (1)	723	20,542
Tryg A/S	907	18,023
Vestas Wind Systems A/S	1,675	116,980
William Demant Holding A/S (1)	170	16,193

		83,840,354

Finland - 1.01%
Amer Sports Corp.	970	28,320
Cargotec OYJ	378	14,101
Elisa OYJ	1,092	41,087
Fortum OYJ	4,344	65,449
Huhtamaki OYJ	845	30,663
Kesko OYJ - Class A	322	10,890
Kesko OYJ - Class B	641	22,469
Kone OYJ	156,155	6,611,804
Metso OYJ	667	14,941
Neste OYJ	1,019	30,413
Nokia Corp.	2,102,112	14,871,515
Nokian Renkaat OYJ	975	34,809
Orion OYJ - Class A	396	13,675
Orion OYJ- Class B	657	22,731
Outokumpu OYJ (1)	1,072	3,140
Sampo OYJ	3,943	200,236
Stora Enso OYJ	4,441	40,156
UPM-Kymmene OYJ	3,966	73,630
Wartsila OYJ Abp	960	43,832

		22,173,861

France - 4.00%
Accor SA	241,267	10,449,318
Aeroports de Paris	270	31,420
Air France-KLM (1)	2,486	18,924
Air Liquide SA	2,765	310,419
Alcatel-Lucent (1)	22,747	89,868
Alstom (1)	2,119	64,725
Amundi (1)	299	14,031
Arkema SA	521	36,469
Atos SE	801	67,246
AXA SA	17,161	468,902
BioMerieux	1,133	135,196
BNP Paribas SA	234,388	13,261,117
Bollore SA	7,713	35,940
Bouygues SA	1,903	75,456
Bureau Veritas SA	2,445	48,733
Cap Gemini SA	1,294	120,065
Carrefour SA	5,896	170,157
Casino Guichard Perrachon SA	483	22,189
Christian Dior SE	410	69,644
Cie de Saint-Gobain	197,340	8,551,829
CNP Assurances	802	10,819
Credit Agricole SA	9,261	109,134
Danone SA	130,132	8,793,520
Dassault Systemes	1,129	90,242
Edenred	2,115	39,980
Eiffage SA	206	13,313

Electricite de France SA	1,916	28,218
Elior	640	13,408
Engie	12,355	218,848
Eramet (1)	470	15,047
Essilor International SA	1,702	212,132
Euler Hermes Group	137	13,190
Eurazeo SA	296	20,415
Eurofins Scientific SE	57	19,883
Eutelsat Communications SA	1,373	41,108
Faurecia	320	12,822
Financiere de L’Odet	13	13,509
Fonciere Des Regions	482	43,111
Gecina SA	318	38,660
Groupe Eurotunnel SE	4,399	54,729
Havas SA	1,496	12,588
ICADE	168	11,276
Iliad SA	187	44,577
Imerys SA	238	16,625
Ingenico Group	401	50,615
Ipsen SA	255	16,896
JCDecaux SA	451	17,289
Kering	608	103,953
Klepierre	1,774	78,854
Korian SA	45	1,646
Legrand SA	78,039	4,414,321
L’Oreal SA	1,940	326,319
LVMH Moet Hennessy Louis Vuitton SE	55,877	8,776,661
Metropole Television SA	777	13,362
Natixis SA	7,929	44,855
Numericable-SFR SAS	791	28,736
Orange SA	15,938	266,576
Orpea	364	29,144
Pernod Ricard SA	1,896	216,229
Peugeot SA (1)	4,123	72,272
Plastic Omnium SA	678	21,552
Publicis Groupe SA	1,552	103,201
Remy Cointreau SA	26,236	1,879,172
Renault SA	1,586	158,752
Rexel SA	2,941	39,162
Safran SA	2,728	187,422
Sanofi	135,215	11,523,322
Sartorius Stedim B	33	12,658
Schneider Electric SE	4,409	250,450
SCOR SE	1,549	57,960
SEB SA	126	12,935
Societe BIC SA	156	25,671
Societe Generale SA	6,382	294,098
Societe Television Francaise	666	7,395
Sodexo SA	849	82,945
Suez Environnement Co.	3,789	70,867
Technip SA	747	37,149
Teleperformance	485	40,783
Thales SA	986	73,802
TOTAL SA	294,020	13,181,397
Unibail-Rodamco SE	805	204,416

Valeo SA	713	109,927
Vallourec SA	752	7,001
Veolia Environnement SA	3,807	90,325
Vicat	22	1,323
Vinci SA	4,369	280,032
Vivendi SA	9,453	203,024
Wendel SA	192	22,834
Zodiac Aerospace	1,983	47,216

		87,413,321

Germany - 6.37%
Adidas AG	75,744	7,351,682
Allianz SE	34,314	6,048,837
Aurubis AG	254	12,862
Axel Springer SE	423	23,523
BASF SE	7,484	570,120
Bayer AG	104,507	13,051,989
Bayer Motoren Werke AG	2,721	286,663
Bayer Motoren Werke AG - Preference	445	37,231
Beiersdorf AG	43,740	3,975,610
Bilfinger SE	226	10,621
Brenntag AG	127,069	6,621,316
Commerzbank AG (1)	1,089,415	11,241,275
Continental AG	865	209,253
Covestro Ag (1)	800	29,242
CTS Eventim AG & Co. KGaA	365	14,472
Daimler AG	81,668	6,823,725
Deutsche Bank AG	11,111	269,828
Deutsche Boerse AG	1,449	127,370
Deutsche Lufthansa AG (1)	1,528	24,068
Deutsche Post AG	7,762	217,010
Deutsche Telekom AG	519,410	9,328,991
Deutsche Wohnen AG	3,044	84,173
Duerr AG	141	11,190
E.ON SE	1,232,963	11,838,983
Evonik Industries AG	420	13,892
Fielmann AG	200	14,747
Fraport AG Frankfurt Airport Services Worldwide	235	14,987
Freenet AG	1,091	36,816
Fresenius Medical Care AG & Co. KGaA	156,954	13,189,632
Fresenius SE & Co. KGaA	3,080	219,396
FUCHS PETROLUB SE	308	12,592
FUCHS PETROLUB SE - Preferred	304	14,314
GEA Group AG	1,569	63,389
Hannover Rueck SE	635	72,511
HeidelbergCement AG	1,278	104,154
Hella KGaA Hueck & Co.	66	2,741
Henkel AG & Co. KGaA	827	79,105
Henkel AG & Co. KGaA - Preference	1,422	158,699
HOCHTIEF AG	155	14,376
HUGO BOSS AG	655	54,044
Infineon Technologies AG	1,001,764	14,604,508
K&S AG	1,800	45,884
Kabel Deutschland Holding AG	153	18,905
KION Group AG	367	18,199
Krones AG	117	13,932

LANXESS AG	745	34,283
LEG Immobilien AG	358	29,177
Linde AG	1,550	223,912
MAN SE	223	22,410
Merck KGaA	1,011	97,886
METRO AG	1,120	35,680
MTU Aero Engines AG	415	40,448
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,332	265,385
OSRAM Licht AG	661	27,616
Porsche Automobil Holding SE	1,063	57,208
ProSiebenSat.1 Media SE	1,690	85,263
Rheinmetall AG	310	20,606
RHOEN-KLINIKUM AG	801	24,029
Rocket Internet SE (1)	698	21,264
RWE AG	414,592	5,226,949
Salzgitter AG	464	11,339
SAP SE	156,340	12,406,143
Sartorius AG	25	6,533
Schaeffler Ag (1)	611	10,790
Siemens AG	6,791	657,005
Software AG	751	21,405
STADA Arzneimittel AG	786	31,696
Suedzucker AG	1,169	23,170
Symrise AG	1,400	92,678
Talanx AG	51	1,569
Telefonica Deutschland Holding AG	3,646	19,232
ThyssenKrupp AG	288,658	5,722,204
TUI AG	4,371	78,960
United Internet AG	756	41,564
Volkswagen AG	260	39,954
Vonovia SE	3,867	119,464
Wacker Chemie AG	16	1,338
Wirecard AG	760	37,989
Zalando SE (1)	170,880	6,748,846

		139,260,852

Greece - 0.03%
Diana Shipping, Inc. (1)	124,580	541,923
Star Bulk Carriers Corp. (1)	238,822	144,511

		686,434

Hong Kong - 4.57%
1st Pacific Co.	16,000	10,599
AIA Group Ltd.	97,600	583,168
Bank Of East Asia Ltd.	11,200	41,546
BOC Hong Kong Holdings Ltd.	1,090,500	3,318,415
Brightoil Petroleum Holdings Ltd.	54,000	18,005
Cathay Pacific Airways Ltd.	8,000	13,765
Cheung Kong Infrastructure Holdings Ltd.	6,000	55,433
China Mobile Ltd.	494,000	5,560,516
Chinese Estates Holdings Ltd.	5,000	16,751
CK Hutchison Holdings Ltd.	977,500	13,139,485
CLP Holdings Ltd.	15,000	127,140
Dairy Farm International Holdings Ltd.	3,300	20,022
Esprit Holdings Ltd.	15,800	17,392
Galaxy Entertainment Group Ltd.	4,579,000	14,347,483
Global Brands Group Holding Ltd. (1)	74,000	14,013

Goldin Financial Holdings Ltd. (1)	18,000	35,241
Goldin Properties Holdings Ltd. (1)	2,000	2,296
Guoco Group Ltd.	3,000	32,768
Haitong International Securities	18,000	10,976
Hang Lung Group Ltd.	6,000	19,457
Hang Lung Properties Ltd.	14,000	31,722
Hang Seng Bank Ltd.	6,600	125,092
Henderson Land Development Co. Ltd.	7,000	42,700
HK Electric Investments & HK Electric Investments Ltd.	20,000	16,758
Hong Kong & China Gas Co. Ltd.	61,000	119,379
Hong Kong Exchanges and Clearing Ltd.	8,700	221,631
Hongkong Land Holdings Ltd.	10,700	74,716
Hopewell Holdings Ltd.	3,500	12,539
Hysan Development Co. Ltd.	6,000	24,514
Jardine Matheson Holdings Ltd.	196,900	9,535,382
Jardine Strategic Holdings Ltd.	1,300	35,435
Johnson Electric Holdings	3,500	11,963
Kingston Financial Group Ltd. (1)	26,000	10,962
Lenovo Group Ltd.	12,842,000	12,960,063
Li & Fung Ltd.	768,000	519,388
Link Real Estate Investment Trust	20,500	122,219
L’Occitane International SA	4,000	7,719
Melco Crown Entertainment Ltd. - ADR	1,210	20,328
Melco International Development Ltd.	2,000	2,988
MTR Corp. Ltd.	12,000	59,254
New World Development Co. Ltd.	33,000	32,404
Noble Group Ltd.	30,800	8,609
Pacific Basin Shipping Ltd.	2,836,000	620,707
PCCW Ltd.	46,000	26,890
Power Assets Holdings Ltd.	10,000	91,676
Samsonite International SA	12,000	35,964
Shandong Weigao Group Medical Polymer Co. Ltd.	6,997,187	4,784,524
Sino Land Co. Ltd.	20,000	29,135
SJM Holdings Ltd.	14,000	9,921
Sun Hung Kai Properties Ltd.	8,000	96,157
Swire Pacific Ltd. - Class A	1,094,000	12,220,113
Swire Pacific Ltd. - Class B	7,500	15,259
Swire Properties Ltd.	6,000	17,252
Techtronic Industries Co. Ltd.	11,500	46,555
Tencent Holdings Ltd.	1,038,800	20,339,690
VTech Holdings Ltd.	2,000	20,708
WH Group Ltd. (1)	43,500	24,211
Wharf Holdings Ltd.	13,000	71,675
Wheelock & Co Ltd.	5,000	20,981
Xinyi Glass Holdings Ltd.	16,000	9,348

		99,861,002

India - 0.66%
HDFC Bank Ltd. - ADR	107,555	6,625,388
Mahindra & Mahindra Ltd. - ADR	403,763	7,715,858

		14,341,246

Indonesia - 0.48%
Bank Mandiri Persero Tbk PT	15,976,000	10,608,703

Ireland - 1.63%
Bank Of Ireland (1)	226,729	83,018

CRH Plc	6,626	191,088
Experian Plc	558,410	9,869,625
Glanbia Plc	1,441	26,528
Horizon Pharma Plc (1)	1,398	30,295
James Hardie Industries Plc	4,087	51,529
Kerry Group Plc	1,294	107,066
Kingspan Group Plc	671	17,691
Medtronic Plc	155,510	11,961,829
Paddy Power Plc	279	37,263
Perrigo Co. Plc	61,430	8,888,921
Ryanair Holdings Plc - ADR	45,903	3,968,773
Seagate Technology Plc	2,250	82,485
Shire Plc	4,785	328,288
Smurfit Kappa Group Plc	1,911	48,943
Willis Group Holdings Plc	1,306	63,433

		35,756,775

Isle Of Man - 0.00% (2)
Playtech Plc	1,260	15,426

Israel - 0.20%
Azrieli Group	323	12,033
Bank Hapoalim BM	5,633	29,078
Bank Leumi Le-Israel BM (1)	8,655	30,010
Bezeq The Israeli telecommunication Corp Ltd.	23,888	52,586
Check Point Software Technologies Ltd. (1)	1,269	103,271
Delek Group Ltd.	43	8,611
Elbit Systems Ltd.	60	5,282
Israel Chemicals Ltd.	1,996	8,102
Mizrahi Tefahot Bank Ltd.	443	5,291
NICE-Systems Ltd.	395	22,697
Taro Pharmaceutical Industries Ltd. (1)	61	9,427
Teva Pharmaceutical Industries Ltd. - ADR	54,200	3,557,688
Teva Pharmaceutical Industries Ltd.	7,829	510,771

		4,354,847

Italy - 0.53%
A2A SpA	13,647	18,479
Assicurazioni Generali SpA	10,909	199,272
Atlantia SpA	3,753	99,299
Autogrill SpA (1)	1,039	9,902
Banca Generali SpA	440	13,841
Banca Mediolanum (1)	1,345	10,685
Banca Monte Dei Paschi di Siena SpA (1)	21,068	27,890
Banca Popolare dell’Emilia Romagna SC	5,137	38,965
Buzzi Unicem SpA	831	14,896
Buzzi Unicem SpA - Savings Share	2,718	30,020
Davide Campari-Milano SpA	1,750	15,130
De’ Longhi	1,266	37,817
Enel Green Power SpA	12,177	24,751
Enel SpA	57,505	241,137
Eni SpA	622,130	9,243,781
EXOR SpA	857	38,897
FinecoBank Banca Fineco SpA	1,363	11,208
Hera SpA	7,611	20,171
Infrastrutture Wireless Italiane SpA (1)	1,954	10,654
Intesa Sanpaolo SpA	129,113	428,787

Intesa Sanpaolo SpA - Savings Share	8,341	25,480
Luxottica Group SpA	1,431	93,252
Mediaset SpA	4,789	19,845
Mediobanca SpA	6,888	66,029
Moncler SpA	610	8,489
Parmalat SpA	2,843	7,384
Poste Italiane SpA (1)	3,945	30,439
Prada SpA	2,900	9,018
Prysmian SpA	1,805	39,438
Recordati SpA	800	20,873
Saipem SpA (1)	2,306	18,639
Salvatore Ferragamo SpA	557	13,055
Snam SpA	18,423	96,149
Telecom Italia SpA (1)	85,302	108,105
Telecom Italia SpA - Savings Share	47,720	48,977
Terna Rete Elettrica Nazionale SpA	10,499	53,995
Tod’s SpA	230	18,152
UniCredit SpA	46,839	258,960
Unione di Banche Italiane SCpA	7,853	52,470
Unipol Gruppo Finanziario SpA	4,527	23,285
UnipolSai SpA	9,559	24,319

		11,571,935

Japan - 18.64%
ABC-Mart, Inc.	400	21,895
Acom Co. Ltd.	6,400	30,138
Advance Residence Investment Corp.	8	17,592
Advantest Corp.	1,400	11,613
Aeon Co. Ltd.	6,300	97,068
Aeon Financial Service Co. Ltd.	600	13,403
Aeon Mall Co. Ltd.	500	8,576
Air Water, Inc.	1,000	16,083
Aisin Seiki Co.	1,400	60,254
Ajinomoto Co, Inc.	4,000	94,703
Alfresa Holdings	1,500	29,625
Alps Electric Co.	1,600	43,389
Amada Holdings Co.	2,400	22,902
ANA Holdings, Inc.	10,000	28,851
Aozora Bank	11,000	38,388
Asahi Glass Co. Ltd.	10,000	57,288
Asahi Group Holdings Ltd.	242,500	7,591,320
Asahi Kasei Corp.	9,000	60,859
Asics Corp.	1,000	20,747
Astellas Pharma, Inc.	16,600	236,314
Bandai Namco Holdings	1,200	25,353
Bank of Kyoto Ltd.	2,000	18,547
Bank of Yokohama Ltd.	11,000	67,426
Benesse Holdings, Inc.	500	14,399
Bridgestone Corp.	5,900	202,378
Brother Industries Ltd.	1,600	18,380
Calbee, Inc.	400	16,892
Canon, Inc.	316,200	9,565,060
Casio Computer Co. Ltd.	2,200	51,429
Central Japan Railway Co.	1,300	230,794
Century Tokyo Leasing Corp.	400	14,289
Chiba Bank Ltd.	6,000	42,577

Chubu Electric Power Co., Inc.	5,100	69,838
Chugai Pharmaceutical Co. Ltd.	1,600	55,771
Chugoku Bank Ltd.	800	10,675
Chugoku Electric Power Co., Inc.	3,500	46,212
Citizen Holdings Co. Ltd.	1,900	13,656
Credit Saison Co. Ltd.	900	17,732
CYBERDYNE, Inc.	200	3,370
Dai Nippon Printing Co. Ltd.	4,000	39,555
Daicel Corp.	2,200	32,740
Daihatsu Motor Co. Ltd.	1,100	14,839
Dai-ichi Life Insurance Co. Ltd.	8,400	139,757
Daiichi Sankyo Co. Ltd.	4,900	101,135
Daikin Industries Ltd.	2,400	174,774
Daito Trust Construction Co. Ltd.	110,500	12,763,908
Daiwa House Industry Co. Ltd.	4,400	126,484
Daiwa Securities Group, Inc.	12,000	73,364
DeNA Co. Ltd.	600	9,382
Denso Corp.	124,400	5,944,516
Dentsu, Inc.	1,900	103,953
Disco Corp.	100	9,417
Don Quijote Holdings Co. Ltd.	1,000	35,119
East Japan Railway Co.	153,200	14,426,223
Eisai Co. Ltd.	1,900	125,686
Electric Power Development Co. Ltd.	2,200	78,357
Ezaki Glico Co. Ltd.	300	16,207
FamilyMart Co. Ltd.	500	23,267
FANUC Corp.	1,600	275,664
Fast Retailing Co. Ltd.	500	174,906
Fuji Electric Co. Ltd.	3,000	12,582
Fuji Heavy Industries Ltd.	4,600	189,503
FUJIFILM Holdings Corp.	3,500	146,064
Fujitsu Ltd.	16,000	79,858
Fukuoka Financial Group, Inc.	5,000	24,793
GungHo Online Entertainment, Inc.	1,300	3,532
Gunma Bank Ltd.	2,000	11,628
Hachijuni Bank Ltd.	3,000	18,360
Hakuhodo DY Holdings, Inc.	1,700	18,393
Hamamatsu Photonics KK	1,000	27,415
Hankyu Hanshin Holdings, Inc.	9,000	58,499
Haseko Corp.	2,000	22,113
Hikari Tsushin, Inc.	200	13,620
Hino Motors Ltd.	1,900	21,959
Hirose Electric Co. Ltd.	200	24,214
Hiroshima Bank Ltd.	3,000	17,051
Hisamitsu Pharmaceutical Co., Inc.	500	20,991
Hitachi Chemical Co. Ltd.	700	11,105
Hitachi Construction Machinery Co. Ltd.	800	12,442
Hitachi High-Technologies Corp.	600	16,226
Hitachi Ltd.	39,000	220,989
Hitachi Metals Ltd.	2,000	24,676
Hokuhoku Financial Group, Inc.	11,000	22,424
Hokuriku Electric Power Co.	2,000	29,557
Honda Motor Co. Ltd.	381,200	12,183,739
Hoshizaki Electric Co. Ltd.	700	43,516
Hoya Corp.	3,500	143,124

Hulic Co. Ltd.	1,400	12,293
Ibiden Co. Ltd.	800	11,469
Idemitsu Kosan Co. Ltd.	700	11,177
IHI Corp.	8,000	22,084
Iida Group Holdings Co. Ltd.	800	14,827
Inpex Corp.	7,300	71,167
Isetan Mitsukoshi Holdings Ltd.	2,200	28,690
Isuzu Motors Ltd.	4,500	48,477
ITOCHU Corp.	11,500	136,027
Iyo Bank Ltd.	1,500	14,574
Izumi Co Ltd.	300	11,647
J Front Retailing Co. Ltd.	1,500	21,806
Japan Airport Terminal Co. Ltd.	200	8,854
Japan Display, Inc.	1,000	2,881
Japan Exchange Group, Inc.	462,400	7,228,132
Japan Petroleum Exploration Co. Ltd.	500	13,429
Japan Post Bank Co.	3,200	46,591
Japan Post Holdings Co.	3,900	60,514
Japan Post Insurance Co., Ltd.	500	12,958
Japan Real Estate Investment Corp.	13	63,086
Japan Retail Fund Investment Corp.	15	28,858
Japan Tobacco, Inc.	731,700	26,863,466
JFE Holdings, Inc.	3,600	56,529
JGC Corp.	2,000	30,612
Joyo Bank Ltd.	5,000	23,644
JSR Corp.	1,500	23,377
JTEKT Corp.	1,200	19,642
JX Holdings, Inc.	20,300	85,201
Kajima Corp.	8,000	47,612
Kakaku.com, Inc.	197,100	3,876,879
Kaken Pharmaceutical Co. Ltd.	500	34,167
Kamigumi Co. Ltd.	4,000	34,439
Kaneka Corp.	2,000	20,788
Kansai Electric Power Co., Inc.	6,100	73,138
Kansai Paint Co. Ltd.	2,000	30,315
Kao Corp.	384,700	19,769,251
Kawasaki Heavy Industries Ltd.	8,000	29,599
KDDI Corp.	463,200	12,029,394
Keihan Electric Railway Co. Ltd.	3,000	20,092
Keikyu Corp.	3,000	24,790
Keio Corp.	4,000	34,543
Keisei Electric Railway Co. Ltd.	2,000	25,517
Kewpie Corp.	500	12,351
Keyence Corp.	17,400	9,563,130
Kikkoman Corp.	2,000	69,295
Kintetsu Group Holdings Co. Ltd.	13,000	52,855
Kirin Holdings Co. Ltd.	5,700	77,390
Kobayashi Pharmaceutical Co. Ltd.	200	16,426
Kobe Steel Ltd.	19,000	20,644
Koito Manufacturing Co. Ltd.	600	24,604
Komatsu Ltd.	6,100	99,811
Konami Corp.	1,000	23,805
Konica Minolta, Inc.	3,200	32,049
Kose Corp.	200	18,492
Kubota Corp.	8,000	123,589

Kuraray Co. Ltd.	4,200	50,874
Kurita Water Industries Ltd.	600	12,565
Kyocera Corp.	3,000	139,322
Kyowa Hakko Kirin Co. Ltd.	2,000	31,469
Kyushu Electric Power Co., Inc.	2,800	30,517
Lawson, Inc.	400	32,468
LIXIL Group Corp.	2,000	44,419
M3, Inc.	1,200	24,881
Mabuchi Motor Co. Ltd.	400	21,678
Makita Corp.	1,100	63,389
Marubeni Corp.	12,500	64,264
Marui Group Co. Ltd.	1,600	26,036
Mazda Motor Corp.	3,900	80,476
McDonald’s Holdings Co. Japan Ltd.	1,000	21,747
Medipal Holdings Corp.	1,600	27,270
MEIJI Holdings Co. Ltd.	1,000	82,600
Minebea Co Ltd.	2,000	17,124
MISUMI Group, Inc.	1,800	24,865
Mitsubishi Chemical Holdings Corp.	9,800	62,178
Mitsubishi Corp.	655,000	10,894,694
Mitsubishi Electric Corp.	15,000	157,453
Mitsubishi Estate Co. Ltd.	9,000	187,140
Mitsubishi Gas Chemical Co., Inc.	2,000	10,227
Mitsubishi Heavy Industries Ltd.	24,000	104,940
Mitsubishi Materials Corp.	8,000	25,197
Mitsubishi Motors Corp.	5,600	47,379
Mitsubishi Tanabe Pharma Corp.	1,300	22,397
Mitsubishi UFJ Financial Group, Inc.	104,900	649,777
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,500	12,866
Mitsui & Co. Ltd.	13,300	158,031
Mitsui Chemicals, Inc.	8,000	35,480
Mitsui Fudosan Co. Ltd.	7,000	175,685
Mitsui OSK Lines Ltd.	8,000	20,178
Mixi, Inc.	500	18,702
Mizuho Financial Group, Inc.	189,900	379,800
MS&AD Insurance Group Holdings, Inc.	436,400	12,797,288
Murata Manufacturing Co. Ltd.	1,500	215,822
Nabtesco Corp.	1,200	24,378
Nagoya Railroad Co. Ltd.	7,000	29,135
Nankai Electric Railway Co. Ltd.	2,000	11,837
NEC Corp.	19,000	60,202
Nexon Co. Ltd.	900	14,641
NGK Insulators Ltd.	2,000	45,080
NGK Spark Plug Co. Ltd.	1,000	26,328
NH Foods Ltd.	1,000	19,600
NHK Spring Co. Ltd.	1,200	12,032
Nidec Corp.	1,700	123,277
Nikon Corp.	2,100	28,126
Nintendo Co. Ltd.	900	123,759
Nippon Building Fund, Inc.	8	38,228
Nippon Electric Glass Co. Ltd.	2,000	10,080
Nippon Express Co. Ltd.	5,000	23,496
Nippon Paint Holdings Co. Ltd.	900	21,782
Nippon Prologis Real Estate Investment Trust, Inc.	6	10,854
Nippon Shokubai Co. Ltd.	200	13,917

Nippon Steel & Sumitomo Metal Corp.	5,800	114,738
Nippon Telegraph & Telephone Corp.	383,000	15,242,679
Nippon Yusen KK	10,000	24,237
Nissan Chemical Industries Ltd.	800	18,161
Nissan Motor Co. Ltd.	18,400	192,662
Nisshin Seifun Group, Inc.	2,000	32,669
Nissin Foods Holdings Co. Ltd.	600	31,838
Nitori Holdings Co. Ltd.	500	41,991
Nitto Denko Corp.	1,200	87,607
NOK Corp.	400	9,344
Nomura Holdings, Inc.	2,318,300	12,913,059
Nomura Real Estate Holdings, Inc.	1,500	27,828
Nomura Research Institute Ltd.	880	33,795
NSK Ltd.	3,200	34,771
NTN Corp.	2,000	8,433
NTT Data Corp.	1,400	67,685
NTT DOCOMO, Inc.	243,700	4,998,677
NTT Urban Development Corp.	1,600	15,373
Obayashi Corp.	4,000	36,909
Obic Co. Ltd.	300	15,880
Odakyu Electric Railway Co. Ltd.	4,000	43,067
Oji Holdings Corp.	7,000	28,133
Olympus Corp.	223,900	8,814,645
Omron Corp.	333,100	11,107,857
Ono Pharmaceutical Co. Ltd.	800	142,649
Oracle Corp Japan	800	37,248
Oriental Land Co. Ltd.	1,400	84,695
ORIX Corp.	11,000	154,313
Orix JREIT, Inc.	21	27,217
Osaka Gas Co. Ltd.	14,000	50,567
Otsuka Corp.	400	19,649
Otsuka Holdings Co. Ltd.	3,200	113,693
Panasonic Corp.	1,086,900	11,018,463
Park24 Co. Ltd.	700	16,959
Pigeon Corp.	800	19,408
Pola Orbis Holdings, Inc.	200	13,182
Rakuten, Inc.	729,800	8,405,658
Recruit Holdings Co. Ltd.	3,000	88,181
Resona Holdings, Inc.	16,700	81,099
Ricoh Co. Ltd.	5,100	52,514
Rinnai Corp.	300	26,581
Rohm Co. Ltd.	800	40,521
Ryohin Keikaku Co. Ltd.	200	40,502
Sankyo Co. Ltd.	300	11,198
Sanrio Co. Ltd.	700	16,445
Santen Pharmaceutical Co. Ltd.	2,600	42,805
SBI Holdings, Inc.	1,900	20,503
Secom Co. Ltd.	1,600	108,432
Sega Sammy Holdings, Inc.	1,500	14,030
Seibu Holdings, Inc.	1,100	22,465
Seiko Epson Corp.	2,300	35,418
Sekisui Chemical Co. Ltd.	3,100	40,474
Sekisui House Ltd.	737,600	12,401,828
Seven & i Holdings Co. Ltd.	6,500	297,600
Seven Bank Ltd.	5,200	22,805

Sharp Corp.	7,000	7,220
Shikoku Electric Power Co., Inc.	1,400	21,870
Shimadzu Corp.	2,000	33,480
Shimamura Co. Ltd.	300	35,133
Shimano, Inc.	78,000	11,977,568
Shimizu Corp.	6,000	48,925
Shin-Etsu Chemical Co. Ltd.	2,900	157,661
Shinsei Bank Ltd.	12,000	22,083
Shionogi & Co. Ltd.	2,400	108,553
Shiseido Co. Ltd.	371,000	7,697,746
Shizuoka Bank Ltd.	4,000	38,792
Showa Shell Sekiyu KK	1,500	12,240
SMC Corp.	20,100	5,220,652
SoftBank Group Corp.	7,400	373,481
Sohgo Security Services Co. Ltd.	500	23,449
Sojitz Corp.	5,600	11,752
Sompo Japan Nipponkoa Holdings, Inc.	2,600	85,370
Sony Corp.	10,000	245,768
Sony Financial Holdings, Inc.	1,100	19,676
Stanley Electric Co. Ltd.	600	13,163
Sugi Holdings Co. Ltd.	74,200	4,093,816
Sumco Corp.	900	6,790
Sumitomo Chemical Co. Ltd.	12,000	68,917
Sumitomo Corp.	9,900	100,934
Sumitomo Dainippon Pharma Co. Ltd.	1,100	12,960
Sumitomo Electric Industries Ltd.	924,900	13,060,357
Sumitomo Heavy Industries Ltd.	5,000	22,414
Sumitomo Metal Mining Co. Ltd.	3,000	36,417
Sumitomo Mitsui Financial Group, Inc.	419,700	15,839,918
Sumitomo Mitsui Trust Holdings, Inc.	3,770,000	14,278,240
Sumitomo Realty & Development Co. Ltd.	4,000	114,171
Sumitomo Rubber Industries Ltd.	700	9,102
Sundrug Co. Ltd.	200	12,859
Suntory Beverage & Food Ltd.	1,400	61,287
Suruga Bank Ltd.	2,200	45,339
Suzuken Co. Ltd.	700	26,602
Suzuki Motor Corp.	2,300	69,883
Sysmex Corp.	220,900	14,169,561
T&D Holdings, Inc.	4,800	63,329
Taiheiyo Cement Corp.	6,000	17,522
Taisei Corp.	7,000	46,109
Taisho Pharmaceutical Holdings Co. Ltd.	400	28,250
Taiyo Nippon Sanso Corp.	1,600	14,470
Takashimaya Co. Ltd.	208,000	1,873,142
Takeda Pharmaceutical Co. Ltd.	259,400	12,933,546
TDK Corp.	1,000	64,044
Teijin Ltd.	7,000	23,855
Terumo Corp.	2,700	83,682
THK Co. Ltd.	349,500	6,477,663
Tobu Railway Co. Ltd.	8,000	39,459
Toho Co. Ltd.	1,000	27,672
Toho Gas Co. Ltd.	2,000	12,916
Tohoku Electric Power Co., Inc.	3,300	41,254
Tokio Marine Holdings, Inc.	261,900	10,115,790
Tokyo Electric Power Co., Inc.	10,900	62,765

Tokyo Electron Ltd.	1,500	90,877
Tokyo Gas Co. Ltd.	19,000	89,277
Tokyo Tatemono Co. Ltd.	1,300	14,149
Tokyu Corp.	9,000	71,122
Tokyu Fudosan Holdings Corp.	3,100	19,430
TonenGeneral Sekiyu KK	3,000	25,326
Toppan Printing Co. Ltd.	4,000	36,853
Toray Industries, Inc.	12,000	111,510
Toshiba Corp.	27,000	55,491
Tosoh Corp.	3,000	15,432
TOTO Ltd.	1,000	35,132
Toyo Seikan Group Holdings Ltd.	1,300	24,114
Toyo Suisan Kaisha Ltd.	400	13,941
Toyoda Gosei Co Ltd.	600	13,630
Toyota Boshoku Corp.	800	16,102
Toyota Industries Corp.	1,500	80,210
Toyota Motor Corp.	274,900	16,928,073
Toyota Tsusho Corp.	1,100	25,732
Trend Micro, Inc.	800	32,462
Tsuruha Holdings, Inc.	300	25,994
Unicharm Corp.	306,500	6,259,243
United Urban Investment Corp.	33	44,799
USS Co. Ltd.	2,500	37,565
West Japan Railway Co.	1,300	89,860
Yahoo Japan Corp.	11,000	44,714
Yakult Honsha Co. Ltd.	800	39,156
Yamada Denki Co. Ltd.	3,200	13,822
Yamaguchi Financial Group, Inc.	1,000	11,847
Yamaha Corp.	1,000	24,154
Yamaha Motor Co. Ltd.	2,200	49,314
Yamato Holdings Co. Ltd.	2,500	52,970
Yamazaki Baking Co. Ltd.	1,000	22,486
Yaskawa Electric Corp.	1,900	25,853
Yokogawa Electric Corp.	2,000	24,052
Yokohama Rubber Co. Ltd.	700	10,750

		407,652,538

Jersey - 0.00% (2)
Randgold Resources Ltd.	698	43,002

Luxembourg - 0.01%
APERSAM SA (1)	338	12,018
ArcelorMittal	6,355	26,813
Millicom International Cellular SA	592	33,969
Regus Plc	5,586	27,447
RTL Group SA	266	22,151
SES SA	2,524	69,940
Subsea 7 SA (1)	2,000	14,156
Tenaris SA	3,654	43,268

		249,762

Macau - 0.00% (2)
Sands China Ltd.	18,800	63,736
MGM China Holdings Ltd.	8,000	9,943
Wynn Macau Ltd.	11,200	13,012

		86,691

Mexico - 0.86%
America Movil SAB de CV - ADR	591,060	8,310,303
Wal-Mart de Mexico SAB de CV	4,119,818	10,398,450

		18,708,753

Netherlands - 3.51%
Aalberts Industries NV	902	31,079
Aegon NV	11,728	66,328
Aercap Holdings NV (1)	431	18,602
Airbus Group SE	4,608	310,523
Akzo Nobel NV	2,167	144,797
Altice NV - Class A (1)	2,273	32,657
Altice NV - Class B (1)	1,306	19,036
ASM International NV	359	14,074
ASML Holding NV	2,789	247,808
Boskalis Westminster	565	23,048
CNH Industrial NV	8,751	59,935
Core Laboratories NV	98,137	10,671,417
Delta Lloyd NV	1,586	9,349
Euronext NV	496	25,449
Fiat Chrysler Automobiles NV (1)	6,514	90,466
Fugro NV (1)	379	6,216
Gemalto NV	657	39,422
Heineken Holding NV	894	68,826
Heineken NV	1,766	150,494
ING Groep NV	30,900	418,080
Koninklijke Ahold NV	474,849	10,016,255
Koninklijke DSM NV	1,347	67,546
Koninklijke KPN NV	27,254	103,085
Koninklijke Philips NV	7,271	185,588
Koninklijke Vopak NV	456	19,638
Mobileye NV (1)	1,437	60,756
NN Group NV	1,281	45,198
NXP Semiconductors NV (1)	2,370	199,673
OCI NV (1)	590	14,568
PostNL NV (1)	3,190,347	12,100,855
QIAGEN (1)	32,239	891,408
QIAGEN NV (1)	133,190	3,610,026
Randstad Holding NV	1,162	72,360
RELX NV	7,261	122,294
Royal Dutch Shell Plc - Class A	855,781	19,517,963
SBM Offshore NV (1)	1,161	14,667
Sensata Technologies Holding NV (1)	229,976	10,592,695
STMicroelectronics NV	5,598	37,654
TNT Express NV	3,804	32,178
Unilever NV	12,817	558,620
VimpelCom Ltd. - ADR	301	987
Wolters Kluwer NV	2,970	99,744
Yandex NV (1)	375,809	5,907,717

		76,719,081

Netherlands Antilles - 0.40%
Schlumberger Ltd.	126,750	8,840,812

New Zealand - 0.01%
Auckland International Airport Ltd.	4,338	17,018
Contact Energy Ltd.	3,673	11,888
Fletcher Building Ltd.	5,797	29,051

Fonterra Co-operative Group Ltd.	3,246	13,281
Meridian Energy Ltd.	9,364	15,271
Mighty River Power Ltd.	8,829	16,753
Ryman Healthcare Ltd.	2,638	15,310
Spark New Zealand Ltd.	12,082	27,204
Xero Ltd. (1)	136	1,837

		147,613

Norway - 0.19%
DNB ASA	8,001	98,582
Gjensidige Forsikring ASA	1,495	23,928
Kongsberg Gruppen ASA	1,646	26,902
Marine Harvest ASA	2,175	29,264
Norsk Hydro ASA	980,798	3,645,725
Orkla ASA	8,216	64,815
Schibsted ASA - Class A	195	6,411
Schibsted ASA - Class B (1)	737	23,488
Statoil ASA	9,741	135,855
Telenor ASA	5,057	84,293
TGS Nopec Geophysical Co. ASA	859	13,673
Yara International ASA	1,641	70,577

		4,223,513

Philippines - 0.11%
Puregold Price Club, Inc.	3,216,500	2,371,959

Portugal - 0.24%
Banco BPI SA (1)	10,428	12,341
Banco Comercial Portugues SA (1)	373,989	19,819
Galp Energia SGPS SA	2,181	25,450
Jeronimo Martins SGPS SA	403,549	5,251,162
NOS SGPS SA	2,990	23,525
Portucel SA	3,254	12,655
Sonae SGPS SA	9,072	10,310

		5,355,262

Republic of Korea - 1.27%
Samsung Electronic Co. Ltd.	8,278	8,829,168
Samsung Fire & Marine Insurance Co. Ltd.	38,061	9,949,383
SK Hynix, Inc.	349,308	9,023,659

		27,802,210

Russia - 0.00% (2)
X5 Retail Group NV - GDR (1)	619	11,730

Singapore - 1.14%
Ascendas Real Estate Investment Trust	12,800	20,514
CapitaLand Commercial Trust Ltd.	24,100	22,865
CapitaLand Ltd.	17,700	41,604
CapitaLand Mall Trust	18,100	24,560
City Developments Ltd.	3,600	19,366
ComfortDelGro Corp. Ltd.	12,800	27,408
DBS Group Holdings Ltd.	13,800	161,729
Flextronics International Ltd (1)	5,863	65,724
Frasers Centrepoint Ltd.	9,500	11,235
Genting Singapore Plc	46,800	25,252
Global Logistic Properties Ltd.	35,100	53,007
Golden Agri-Resources Ltd.	90,200	21,545
Hutchison Port Holdings Trust	38,800	20,503

Jardine Cycle & Carriage Ltd.	800	19,558
Keppel Corp. Ltd.	16,100	73,548
Neptune Orient Lines Ltd. (1)	22,500	19,430
Olam International Ltd.	5,500	7,048
Oversea-Chinese Banking Corp. Ltd.	25,600	158,270
SATS Ltd.	4,700	12,713
Sembcorp Industries Ltd.	4,800	10,289
Sembcorp Marine Ltd.	6,600	8,121
SIA Engineering Co. Ltd.	10,200	26,571
Singapore Airlines Ltd.	2,500	19,699
Singapore Exchange Ltd.	4,900	26,501
Singapore Post Ltd.	27,200	31,402
Singapore Press Holdings Ltd.	4,600	12,750
Singapore Technologies Engineering Ltd.	12,100	25,578
Singapore Telecommunications Ltd.	2,721,800	7,017,522
StarHub Ltd.	4,500	11,711
Suntec Real Estate Investment Trust	11,500	12,524
United Industrial Corp. Ltd.	13,000	26,405
United Overseas Bank Ltd.	1,225,500	16,895,742
UOL Group Ltd.	4,000	17,531
Wilmar International Ltd.	10,900	22,490

		24,970,715

South Africa - 0.90%
Clicks Group Ltd.	713,930	4,110,173
Naspers Ltd.	88,488	12,094,923
Shoprite Holdings Ltd.	366,435	3,395,778

		19,600,874

Spain - 2.18%
Abengoa SA	2,005	425
Abertis Infraestructuras SA	5,534	86,549
Acciona SA	202	17,298
Acerinox SA	1,520	15,504
ACS Actividades Co.	2,045	59,832
Aena SA (1)	640	73,286
Almirall SA	377	7,620
Amadeus IT Holding SA	3,509	154,659
Atresmedia Corp.	940	10,013
Banco Bilbao Vizcaya Argentaria SA	52,058	380,379
Banco de Sabadell SA	46,846	83,025
Banco Popular Espanol SA	15,685	51,681
Banco Santander	926,178	4,556,238
Bankia SA	49,191	57,245
Bankinter SA	5,518	39,130
CaixaBank SA	18,772	65,338
Cellnex Telecom SAU	1,495	27,952
Corp. Financiera Alba SA	217	9,365
Distribuidora Internacional de Alimentacion SA	1,145,771	6,757,901
Ebro Foods SA	735	14,458
EDP Renovaveis SA	5,423	42,655
Endesa SA	2,506	50,345
Ferrovial SA	4,101	92,737
Gamesa Corp Tecnologica SA	2,079	35,593
Gas Natural SDG SA	2,573	52,469
Grifols SA	1,318	60,921
Grupo Catalana Occidente SA	486	16,848

Iberdrola SA	1,648,386	11,685,426
Industria de Diseno Textil SA	422,675	14,520,709
Mapfre SA	8,564	21,437
Mediaset Espana Comunicacion SA	1,906	20,737
Prosegur Cia de Seguridad SA	2,360	10,869
Repsol SA	7,660	84,331
Sacyr SA	5,158	10,127
Tecnicas Reunidas SA	507	19,170
Telefonica SA	765,230	8,489,451
Zardoya Otis SA	1,705	19,941

		47,701,664

Sweden - 2.74%
Alfa Laval AB	2,526	46,115
Assa Abloy AB	8,023	167,943
Atlas Copco AB - Class A	374,657	9,188,390
Atlas Copco AB - Class B	3,345	76,903
BillerudKorsnas AB	1,090	20,172
Boliden AB	2,740	45,906
Electrolux AB	2,511	60,584
Elekta AB	2,002	17,011
Fastighets AB Balder (1)	776	19,104
Getinge AB	1,784	46,732
Hennes & Mauritz AB	7,196	255,964
Hexagon AB	1,579	58,412
Hexpol AB	1,535	16,459
Holmen AB	417	12,880
Hufvudstaden AB	1,824	25,785
Husqvarna AB - Class A	2,876	18,919
Husqvarna AB - Class B	3,316	21,884
ICA Gruppen AB	372	13,510
Investment AB Kinnevik	449,158	13,834,643
Investment AB Latour	646	23,802
Investor AB	187,390	6,886,617
L E Lundbergforetagen AB	300	16,528
Lundin Petroleum AB (1)	1,514	21,846
Meda AB	1,926	24,281
Modern Times Group MTG AB	103,997	2,655,436
NCC AB - Class A	63	1,961
NCC AB - Class B	605	18,769
Nibe Industrier AB	613	20,593
Nordea Bank AB	25,986	285,112
Ratos AB	235	1,356
Saab AB	600	18,478
Sandvik AB	8,564	74,652
Securitas AB	2,835	43,350
Skandinaviska Enskilda Banken AB	11,186	117,638
Skanska AB	3,144	60,973
SKF AB	3,617	58,419
SSAB AB - Class A (1)	2,792	7,418
SSAB AB - Class B (1)	361	807
Svenska Cellulosa AB SCA	5,133	148,755
Svenska Handelsbanken AB	869,274	11,545,249
Swedbank AB	8,634	190,152
Swedish Match AB	124,931	4,414,737
Swedish Orphan Biovitrum AB (1)	477	7,566

Tele2 AB	2,509	25,021
Telefonaktiebolaget LM Ericsson - Class A	1,255	11,726
Telefonaktiebolaget LM Ericsson - Class B	22,353	215,512
TeliaSonera AB	1,811,132	8,993,873
Trelleborg AB	2,758	53,527
Volvo AB	13,954	129,389

		60,020,859

Switzerland - 8.91%
ABB Ltd.	1,173,411	20,942,588
ACE Ltd.	122,125	14,270,307
Actelion Ltd.	926	128,662
Adecco SA	1,028	70,359
Allreal Holding AG	105	14,006
Alpiq Holding AG	338	35,501
Aryzta AG	608	30,758
Baloise Holding AG	340	43,091
Banque Catonale Vaudoise	15	9,516
Barry Callebaut AG	9	9,776
Basellandschaftliche Kantonalbank	2	1,775
Berner Ktbk	44	8,391
Bucher Industries AG	53	11,945
Chocoladefabriken Lindt & Spruengli AG - PC	7	43,713
Chocoladefabriken Lindt & Spruengli AG - REG	1	74,501
Cie Financiere Richemont SA	77,160	5,522,568
Clariant AG	2,076	39,363
Credit Suisse Group AG	15,109	325,478
DKSH Holding AG	352	22,139
Dufry AG (1)	284	33,791
EMS-Chemie Holding AG	54	23,765
Flughafen Zuerich AG	36	27,011
Galenica AG	25	39,114
GAM Holding AG	1,529	25,309
Geberit AG	356	120,578
Georg Fischer AG	29	19,688
Givaudan SA	76	137,937
Glencore Plc	91,449	121,183
Graubuendner Kantonalbank	9	15,806
Helvetia Holding AG	48	27,039
Julius Baer Group Ltd.	1,627	78,710
Kuehne & Nagel International AG	368	50,416
LafargeHolcim Ltd.	3,357	168,101
Lonza Group AG	424	68,957
Luzerner Kantonalbank AG	16	6,009
Nestle SA	609,773	45,266,653
Novartis AG	275,346	23,685,064
Novartis AG - Sponsored ADR	112,880	9,712,195
OC Oerlikon Corp. AG	1,593	14,180
Panalpina Welttransport Holding AG	109	12,169
Partners Group Holding AG	129	46,393
PSP Swiss Property AG	262	22,975
Roche Holding AG - BR	217	59,991
Roche Holding AG - Genusschein	92,962	25,760,552
Schindler Holding AG	38,312	6,409,557
SFS Group AG	473	33,057
SGS SA	4,787	9,097,696

Sika AG	18	65,048
Sonova Holding AG	519	65,941
St Galler Kantonalbank AG	13	4,688
Straumann Holding AG	39	11,837
Sulzer AG	37,066	3,483,967
Sunrise Communications Group AG (1)	165	9,726
Swatch Group AG - BR	12,567	4,364,079
Swatch Group AG - REG	262	17,693
Swiss Life Holding AG	309	83,229
Swiss Prime Site	550	42,953
Swiss Re AG	2,725	266,141
Swisscom AG	220	110,089
Syngenta AG	30,914	12,099,836
TE Connectivity Ltd	3,248	209,853
Transocean Ltd.	2,224	27,801
UBS Group AG	29,295	568,308
Wolseley Plc	2,008	109,061
Zurich Insurance Group AG	41,771	10,730,970

		194,959,553

Taiwan, Province of China - 2.04%
Delta Electronics, Inc. - ADR	114,583	2,696,023
Hon Hai Precision Industry Co. Ltd. - ADR	1,315,448	6,670,627
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,551,641	35,299,833

		44,666,483

Thailand - 0.68%
Bangkok Bank Plc	2,705,400	11,413,901
Thai Beverage Plc	6,968,800	3,383,080

		14,796,981

United Kingdom - 17.74%
3I Group Plc	9,339	66,156
AA Plc	4,082	18,857
Aberdeen Asset Management Plc	6,997	29,816
Admiral Group Plc	1,799	43,960
Aggreko Plc	340,008	4,577,116
Amec Foster Wheeler Plc	3,886	24,531
Amlin Plc	3,142	30,722
Anglo American Plc	10,862	47,654
Antofagasta Plc	3,046	20,953
ARM Holdings Plc	223,340	10,103,902
ARM Holdings Plc - ADR	661,623	10,084,536
Ashmore Group Plc	3,529	13,296
Ashtead Group Plc	4,652	76,562
ASOS Plc (1)	217,074	11,029,533
Associated British Foods Plc	2,924	143,883
AstraZeneca Plc	215,561	14,560,661
Auto Trader Group	995,388	6,489,828
Aviva Plc	31,984	242,775
B&M European Value Retail SA	4,299	18,008
Babcock International Group Plc	4,323	64,695
BAE Systems Plc	26,122	192,325
Balfour Beatty Plc (1)	3,548	14,132
Barclays Plc	136,441	439,175
Barratt Developments Plc	7,194	66,291
Bellway Plc	999	41,772
Berkeley Group Holdings Plc	1,205	65,508

Betfair Group Plc	465	26,736
BG Group Plc	1,243,609	18,027,263
BHP Billiton Plc	206,234	2,299,898
Booker Group Plc	13,269	35,413
BP Plc	4,088,315	21,245,810
British American Tobacco Plc	15,188	843,456
British Land Co. Plc	8,154	94,349
Britvic Plc	1,504	16,114
BT Group Plc	68,181	473,423
BTG Plc (1)	2,511	25,444
Bunzl Plc	2,728	75,687
Burberry Group Plc	297,197	5,228,923
Cable & Wireless Communications Plc	25,148	27,513
Capita Plc	445,363	7,924,173
Capital & Counties Properties Plc	4,904	31,797
Carnival Plc	262,455	14,951,121
Centrica Plc	40,486	130,000
Close Brothers Group Plc	574	11,319
Cobham Plc	9,427	39,366
Coca-Cola HBC AG	1,001	21,317
Compass Group Plc	591,370	10,247,452
Croda International Plc	1,043	46,732
Daily Mail & General Trust Plc	1,888	19,431
DCC Plc	721	60,234
Derwent London Plc	1,193	64,527
Diageo Plc	388,688	10,614,261
Dialog Semiconductor Plc (1)	811	27,062
Direct Line Insurance Group Plc	12,519	75,041
Dixons Carphone Plc	6,194	45,582
Drax Group Plc	3,946	14,207
DS Smith Plc	6,986	40,865
easyJet Plc	2,297	58,911
Essentra Plc	1,631	19,882
Evraz Plc (1)	20,000	21,575
G4S Plc	10,126	33,637
Genel Energy Plc (1)	221	554
GKN Plc	13,428	60,935
GlaxoSmithKline Plc	613,046	12,381,053
Great Portland Estates Plc	2,142	26,108
Greene King Plc	1,867	25,559
Halma Plc	2,231	28,409
Hammerson Plc	6,597	58,320
Hargreaves Lansdown Plc	632,451	14,040,889
Hays Plc	8,970	19,265
Henderson Group Plc	13,034	59,240
Howden Joinery Group Plc	4,858	37,640
HSBC Holdings Plc	159,790	1,261,424
ICAP Plc	3,300	24,770
ICON Plc (1)	147,902	11,491,985
IG Group Holdings Plc	2,302	27,216
Imagination Technologies Group Plc (1)	1,005,105	1,977,121
IMI Plc	1,674	21,242
Imperial Tobacco Group Plc	7,671	405,167
Inchcape Plc	3,607	41,617
Indivior Plc	3,271	9,039

Informa Plc	7,042	63,642
Inmarsat Plc	3,858	64,678
InterContinental Hotels Group Plc	1,709	66,615
Intermediate Capital Group Plc	3,941	36,331
International Consolidated Airlines Group SA	7,532	67,721
Intertek Group Plc	136,412	5,580,179
Intu Properties Plc	5,676	26,518
Investec Plc	6,362	44,859
ITV Plc	2,059,951	8,386,834
J Sainsbury Plc	10,481	39,914
Jardine Lloyd Thompson Group Plc	959	12,977
John Wood Group Plc	440,280	3,965,283
Johnson Matthey Plc	209,679	8,202,246
Jupiter Fund Management Plc	818,397	5,438,958
Just Eat Plc (1)	5,220	37,902
Kingfisher Plc	1,124,629	5,447,155
Land Securities Group Plc	6,021	104,375
Legal & General Group Plc	47,552	187,637
Liberty Global Plc (1)	250	10,750
Liberty Global Plc - Class A (1)	271,369	11,495,191
Liberty Global Plc - Series C (1)	5,046	205,725
Liberty Global Plc LiLAC - Class A (1)	186	7,695
Lloyds Banking Group Plc	4,940,052	5,315,503
London Stock Exchange Group Plc	2,320	93,863
Man Group Plc	12,011	30,899
Manchester United Plc	847	15,085
Markit Ltd. (1)	529	15,960
Marks & Spencer Group Plc	14,326	95,386
Meggitt Plc	5,905	32,603
Melrose Industries Plc	6,093	26,099
Merlin Entertainments Plc	4,027	27,001
Micro Focus International Plc	1,770	41,567
Millennium & Copthorne Hotels Plc	3,693	25,229
Mitchells & Butlers Plc	495,838	2,506,413
Mondi Plc	3,190	62,527
National Grid Plc	916,202	12,635,954
Next Plc	1,143	122,726
Ocado Group Plc (1)	5,217	23,308
Old Mutual Plc	42,106	110,767
Pearson Plc	7,252	78,398
Pennon Group Plc	3,349	42,487
Persimmon Plc (1)	2,235	66,678
Petrofac Ltd.	1,425	16,715
Provident Financial Plc	963	47,748
Prudential Plc	20,947	471,928
Reckitt Benckiser Group Plc	149,425	13,825,831
RELX Plc	9,221	162,622
Rentokil Initial Plc	15,166	35,583
Rexam Plc	5,050	45,044
Rightmove Plc	168,631	10,247,770
Rio Tinto Plc	9,954	289,815
Rolls-Royce Holdings Plc (1)	14,953	126,659
Rotork Plc	5,760	15,501
Royal Bank of Scotland Group Plc (1)	3,193,998	14,197,604
Royal Dutch Shell Plc - Class B	19,883	453,155

Royal Mail Plc	5,427	35,546
RSA Insurance Group Plc	8,331	52,289
SABMiller Plc	104,514	6,252,486
Saga Plc	3,919	11,569
Sage Group Plc	10,012	88,958
Schroders Plc	1,046	45,814
Schroders Plc - Non Voting	667	22,170
Segro Plc	7,305	46,230
Serco Group Plc (1)	7,265	10,110
Severn Trent Plc	2,439	77,967
Shaftesbury Plc	1,704	22,956
Sky Plc	8,820	144,585
Smith & Nephew Plc	7,597	135,395
Smiths Group Plc	3,710	51,306
Spectris Plc	789	20,939
Spirax-Sarco Engineering Plc	505	24,423
Sports Direct International Plc (1)	2,036	17,302
SSE Plc	8,314	186,682
St James’s Place Plc	4,895	72,552
Stagecoach Group Plc	3,449	15,070
Standard Chartered Plc	21,686	179,933
Standard Life Plc	17,034	97,546
TalkTalk Telecom Group Plc	2,981	9,568
Tate & Lyle Plc	3,007	26,487
Taylor Wimpey Plc	23,734	70,950
Telecity Group Plc	1,232	22,767
Tesco Plc (1)	11,023,936	24,222,773
Thomas Cook Group Plc (1)	9,717	17,338
Travis Perkins Plc	2,212	64,172
Tullow Oil Plc (1)	6,706	16,426
UBM Plc	3,071	23,802
Unilever Plc - ADR	522,453	22,409,269
Unilever Plc - Sponsored ADR	249,300	10,749,816
United Utilities Group Plc	6,572	90,492
Vodafone Group Plc	4,097,904	13,288,626
Weir Group Plc	325,405	4,779,836
Whitbread Plc	1,411	91,457
William Hill Plc	8,868	51,755
WM Morrison Supermarkets Plc	15,247	33,222
WPP Plc	10,344	237,932
Worldpay Group Plc (1)	8,804	39,884

		388,078,734

United States - 1.35%
Amdocs Ltd.	199,677	10,896,374
Autoliv, Inc.	774	96,572
lululemon athletica, Inc. (1)	185,370	9,726,364
Mettler-Toledo International, Inc. (1)	25,074	8,503,346

		29,222,656

Total Common Stocks (Cost $2,231,419,356)		$2,081,097,752

Preferred Stocks - 0.01%
Germany - 0.01%
Volkswagen AG- Preference	1,218	$175,855

Japan - 0.00%
Shinkin Central Bank	4	7,503

Spain - 0.00%
Grifols SA - Class B	882	28,583

Total Preferred Stocks (Cost $290,324)		$211,941

Rights - 0.00% (2)
Italy 0.00% (2)
Ubi Banca SPA	7,853	$—

Singapore - 0.00% (2)
Ascendas Real Estate Investment Trust	480	21

TOTAL RIGHTS (Cost $23)		$21

MONEY MARKET FUNDS - 4.52%
Money Market Fund - 4.52%
Goldman Sachs Financial Square Funds - Government Fund - Class I, 0.18%	49,497,470	$49,497,470
JPMorgan U.S. Government Money Market Fund - Class I, 0.12%	49,497,470	49,497,470

Total Money Market Funds (Cost $98,994,940)		$98,994,940

TOTAL INVESTMENTS IN SECURITIES - 99.67% (Cost $2,330,704,643)		$2,180,304,654
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.33%		7,224,952

TOTAL NET ASSETS - 100.00%		$2,187,529,606

ADR - American Depository Receipt

(1)	Non-income producing security.
(2)	Amount less than 0.005%.

Bridge Builder International Equity Fund

Schedule of Investments by Sector

December 31, 2015 (Unaudited)

% of Net Assets
COMMON STOCKS
Consumer Discretionary	15.09%
Consumer Staples	14.52%
Energy	5.27%
Financials	14.81%
Healthcare	12.47%
Industrials	10.29%
Information Technology	12.86%
Materials	3.43%
Telecommunication Services	4.38%
Utilities	2.02%

TOTAL COMMON STOCKS	95.14%

PREFERRED STOCKS
Consumer Discretionary	0.01%

TOTAL PREFERRED STOCKS	0.01%

SHORT-TERM INVESTMENTS	4.52%

TOTAL INVESTMENTS	99.67%

Other Assets in Excess of Liabilities	0.33%

TOTAL NET ASSETS	100.00%

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these financial statements.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President, Treasurer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridge Builder Trust

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 2/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 2/26/2016

By (Signature and Title)*	/s/ Jason Hadler
Jason Hadler, Treasurer and Principal Financial Officer

Date 2/26/2016

*	Print the name and title of each signing officer under his or her signature.